                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [__]                                             [ ]

Post-Effective Amendment No. 4 (File No. 333-139759)                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                      Amendment No. 49 (File No. 811-7195)                   [X]

                        (Check appropriate box or boxes)

                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                               (Name of Depositor)

  829 Ameriprise Financial Center, Minneapolis, MN                 55474
(Address of Depositor's Principal Executive Offices)             (Zip Code)

Depositor's Telephone Number, including Area Code (612) 671-2237

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[X]  on July 30, 2007 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 4 is to describe an annuity contract which is substantially similar to an existing annuity contract, and which is to be sold through an existing separate account.

The prospectus filed electronically herewith is not intended to supersede the prospectuses for RiverSource(R) AccessChoice Select Variable Annuity, RiverSource(R) FlexChoice Select Variable Annuity, RiverSource(R) FlexChoice Variable Annuity, Evergreen Privilege(SM) Variable Annuity, Evergreen Pathways(SM) Select Variable Annuity, Evergreen Pathways(SM) Variable Annuity, Wells Fargo Advantage Choice(SM) Select Variable Annuity and Wells Fargo Advantage Choice(SM) Variable Annuity and filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-139759 on or about April 24, 2007.

The Statement of Additional Information and Financial Statements included in this Post-Effective Amendment filing does not supersede the Statement of Additional Information included in Post-Effective Amendment No. 2 to Registration Statement No. 333-139759 / 811-7511 filed on or about April 24th, 2007 on behalf of RiverSource(R) AccessChoice Select Variable Annuity, RiverSource(R) FlexChoice Select Variable Annuity, RiverSource(R) FlexChoice Variable Annuity, Evergreen Privilege(SM) Variable Annuity, Evergreen Pathways(SM) Select Variable Annuity, Evergreen Pathways(SM) Variable Annuity, Wells Fargo Advantage Choice(SM) Select Variable Annuity and Wells Fargo Advantage Choice(SM) Variable Annuity.

PART A.


PROSPECTUS


JULY 30, 2007


RIVERSOURCE(R)


Endeavor Plus(SM) VARIABLE ANNUITY



CONTRACT OPTION B: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/

VARIABLE ANNUITY

CONTRACT OPTION C: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/ VARIABLE ANNUITY

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

             829 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 333-3437
             (Administrative Office)
             RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AIM Variable Insurance Funds, Series II Shares
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust
Credit Suisse Trust

Dreyfus Variable Investment Fund, Service Share Class

Eaton Vance Variable Trust (VT)
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Janus Aspen Series: Service Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM) - Service Class
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)

RiverSource(R) Variable Portfolio Funds

The Universal Institutional Funds, Inc., Class II Shares
Van Kampen Life Investment Trust Class II Shares
Wanger Advisors Trust

Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

--------------------------------------------------------------------------------
                    RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   1

RiverSource Life offers other variable annuity contracts in addition to the contract described in this prospectus which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contract and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.

TABLE OF CONTENTS


KEY TERMS.......................................   3
THE CONTRACT IN BRIEF...........................   5
EXPENSE SUMMARY.................................   7
CONDENSED FINANCIAL INFORMATION.................  13
FINANCIAL STATEMENTS............................  13
THE VARIABLE ACCOUNT AND THE FUNDS..............  13
THE GUARANTEE PERIOD ACCOUNTS (GPAS)............  24
THE FIXED ACCOUNT...............................  25
BUYING YOUR CONTRACT............................  27
CHARGES.........................................  29
VALUING YOUR INVESTMENT.........................  34
MAKING THE MOST OF YOUR CONTRACT................  36
WITHDRAWALS.....................................  44
TSA -- SPECIAL WITHDRAWAL PROVISIONS............  45
CHANGING OWNERSHIP..............................  45
BENEFITS IN CASE OF DEATH.......................  45
OPTIONAL BENEFITS...............................  49
THE ANNUITY PAYOUT PERIOD.......................  64
TAXES...........................................  66
VOTING RIGHTS...................................  69
SUBSTITUTION OF INVESTMENTS.....................  70
ABOUT THE SERVICE PROVIDERS.....................  70
ADDITIONAL INFORMATION..........................  72
APPENDICES TABLE OF CONTENTS
  AND CROSS-REFERENCE TABLE.....................  74
APPENDIX A: EXAMPLE --
  MARKET VALUE ADJUSTMENT (MVA).................  75
APPENDIX B: EXAMPLE --
  WITHDRAWAL CHARGES FOR CONTRACT OPTION B......  77
APPENDIX C: EXAMPLE -- DEATH BENEFITS...........  80
APPENDIX D: EXAMPLE --
  ACCUMULATION PROTECTOR BENEFIT(SM) RIDER......  82
APPENDIX E: EXAMPLE -- SECURESOURCE(SM)
  RIDERS........................................  84
APPENDIX F: SECURESOURCE(SM) RIDERS --
  ADDITIONAL RMD DISCLOSURE.....................  89
APPENDIX G: EXAMPLE --
  BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER.....  90
APPENDIX H: EXAMPLE --
  BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT
  RIDER.........................................  92
APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT FOR
  LIFE(SM) RIDER DISCLOSURE.....................  93
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION........... 106


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  2  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the one-year fixed account and the DCA fixed account. Amounts you allocate to the fixed account earn interest rates we declare periodically. For Contract Option C, the one-year fixed account may not be available or may be significantly limited in some states.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a guarantee period account is withdrawn or transferred more than 30 days before the end of its guarantee period.


OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

--------------------------------------------------------------------------------
                    RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   3

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our administrative office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our administrative office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

--------------------------------------------------------------------------------
  4  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF


This prospectus describes two contracts. Each contract has different expenses. Contract Option B has lower expenses than Contract Option C. Contract Option B has a seven-year withdrawal charge schedule that applies to each purchase payment you make. Contract Option C eliminates the purchase payment withdrawal charge schedule, but has a higher mortality and expense risk fee than Contract Option B. Contract Option B includes the option to purchase a living benefit rider; living benefit riders are not available on Contract Option C. Your investment professional can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract.


PURPOSE: These contracts allow you to accumulate money for retirement or similar long term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account, the DCA fixed account, GPAs and/or subaccounts of the variable account under the contract; however you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of a contract. You may be able to purchase an optional benefit to reduce the investment risk you assume. Beginning at a specified time in the future called the retirement date, these contracts provide lifetime or other forms of payouts of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER.

Some of the factors you may wish to consider include:

- "Tax-free" exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.


- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and non-qualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 66)


- Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

- How long you intend to keep the contract: The contract has withdrawal charges (p. 7). Does the contract meet your current and anticipated future need for liquidity?

- If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?


- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (p. 30)



- How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (p. 66)


- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

--------------------------------------------------------------------------------
                    RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   5

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 41)



FREE LOOK PERIOD: You may return your contract to your investment professional or to our administrative office within the time stated on the first page of your contract. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate purchase payments among the:

- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 13)


- GPAs which earn interest at rates that we declare when you allocate purchase payments or transfer contract value to these accounts. Some states restrict the amount you can allocate to these accounts. The required minimum investment in a GPA is $1,000. These accounts may not be available in all states. (p. 24)



- the one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies"). (p. 25 & 26)



- DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account (see "DCA Fixed Account"). (p. 25 & 26)



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the DCA fixed account are not permitted. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (p. 40)



WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (p. 30)



OPTIONAL BENEFITS: You can buy additional benefits with your contract. We offer optional death benefits (p. 63). Under Contract Option B, we also offer optional living benefits, including: a guaranteed contract value on a future date ("Accumulation Protector Benefit(SM) Rider" p. 49) and a guaranteed minimum withdrawal benefit that permits you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances, the lifetime of a single person (SecureSource(SM) -- Single Life) or the lifetime of you and your spouse (SecureSource(SM) -- Joint Life) ("SecureSource(SM) Riders" p. 51). Optional living benefits require the use of a model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of withdrawals that can be taken under the optional benefit during a contract year (p. 38). Optional benefits vary by state and may have eligibility requirements.



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. 45)



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs and the DCA fixed account are not available during the payout period. (p. 64)


--------------------------------------------------------------------------------
  6  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of the amount withdrawn)


You select either contract Option B or Option C at the time of application. Option C has no withdrawal charge schedule but carries a higher mortality and expense risk fee than Option B.



                               CONTRACT OPTION B
                      YEARS FROM PURCHASE PAYMENT RECEIPT  WITHDRAWAL CHARGE PERCENTAGE
                               1-2                                      8%
                                3                                       7
                                4                                       6
                                5                                       5
                                6                                       4
                                7                                       2
                                Thereafter                              0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


                                                              IF YOUR AIR IS 3.5%, THEN YOUR    IF YOUR AIR IS 5%, THEN YOUR
                                                              DISCOUNT RATE PERCENT (%) IS:    DISCOUNT RATE PERCENT (%) IS:
 CONTRACT OPTION B                                                         5.90%                            7.40%
 CONTRACT OPTION C                                                         6.65%                            8.15%


THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value.)


YOU MUST CHOOSE EITHER CONTRACT OPTION B OR OPTION C AND ONE OF THE FOUR DEATH BENEFIT GUARANTEES. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.



                                                          TOTAL MORTALITY AND          VARIABLE ACCOUNT           TOTAL VARIABLE
IF YOU SELECT CONTRACT OPTION B AND:                       EXPENSE RISK FEE          ADMINISTRATIVE CHARGE        ACCOUNT EXPENSE
 ROP Death Benefit                                               0.90%                       0.15%                     1.05%
 MAV Death Benefit                                               1.10                        0.15                      1.25
 5% Accumulation Death Benefit                                   1.25                        0.15                      1.40
 Enhanced Death Benefit                                          1.30                        0.15                      1.45

IF YOU SELECT CONTRACT OPTION C AND:
 ROP Death Benefit                                               1.55%                       0.15%                     1.70%
 MAV Death Benefit                                               1.75                        0.15                      1.90
 5% Accumulation Death Benefit                                   1.90                        0.15                      2.05
 Enhanced Death Benefit                                          1.95                        0.15                      2.10


--------------------------------------------------------------------------------
                    RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   7

OTHER ANNUAL EXPENSES

 ANNUAL CONTRACT ADMINISTRATIVE CHARGE                         $40

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

OPTIONAL DEATH BENEFITS

If eligible, you may select an optional death benefit in addition to the ROP and MAV Death Benefits. The fees apply only if you select one of these benefits.

 BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE                 0.25%
 BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE            0.40%

(As a percentage of the contract value charged annually on the contract anniversary.)


OPTIONAL LIVING BENEFITS -- OFFERED UNDER CONTRACT OPTION B


If eligible, you may select one of the following optional living benefits if available in your state. Each optional living benefit requires the use of an asset allocation model. The fees apply only if you elect one of these benefits.

 ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE                 MAXIMUM: 1.75%    CURRENT: 0.55%

(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)


 SECURESOURCE(SM) -- SINGLE LIFE RIDER FEE(1)                 MAXIMUM: 1.50%    CURRENT: 0.65%
 SECURESOURCE(SM) -- JOINT LIFE RIDER FEE(1)                  MAXIMUM: 1.75%    CURRENT: 0.85%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)


(1) In states where the SecureSource(SM) riders are not available, you may select the Guarantor Withdrawal Benefit for Life(SM) rider; see disclosure in Appendix I. The following fees apply if you select this benefit:
    Guarantor(SM) Withdrawal Benefit for Life(SM) rider fee: Maximum: 1.50%,
    Current: 0.65%. (Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)


--------------------------------------------------------------------------------
  8  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS
THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses) (1)


                                                              MINIMUM              MAXIMUM
 Total expenses before fee waivers and/or expense              0.51%                1.86%
 reimbursements


(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                ACQUIRED FUND          GROSS TOTAL
                               MANAGEMENT        12B-1           OTHER            FEES AND                ANNUAL
                                  FEES            FEES          EXPENSES         EXPENSES**              EXPENSES
 AIM V.I. Capital                0.61%           0.25%           0.30%           --%                 1.16%(1)
 Appreciation Fund, Series
 II Shares
 AIM V.I. Capital                0.75            0.25            0.34              0.01              1.35(1),(2)
 Development Fund, Series II
 Shares
 AIM V.I. Global Health Care     0.75            0.25            0.35              0.01              1.36(1)
 Fund, Series II Shares
 AIM V.I. International          0.72            0.25            0.38              0.01              1.36(1)
 Growth Fund, Series II
 Shares
 AllianceBernstein VPS           0.75            0.25            0.18             --                 1.18
 Global Technology Portfolio
 (Class B)
 AllianceBernstein VPS           0.55            0.25            0.06             --                 0.86
 Growth and Income Portfolio
 (Class B)
 AllianceBernstein VPS           0.75            0.25            0.10             --                 1.10
 International Value
 Portfolio (Class B)
 American Century VP Mid Cap     0.90            0.25           --                --                 1.15
 Value, Class II
 American Century VP             0.90            0.25           --                --                 1.15
 Ultra(R), Class II
 American Century VP Value,      0.83            0.25           --                --                 1.08
 Class II
 Columbia High Yield Fund,       0.55            0.25            0.32             --                 1.12(3)
 Variable Series, Class B
 Columbia Marsico Growth         0.74              --            0.27             --                 1.01(3)
 Fund, Variable Series,
 Class A
 Columbia Marsico                0.80            0.25            0.32             --                 1.37(3)
 International Opportunities
 Fund, Variable Series,
 Class B
 Columbia Small Cap Value        0.80            0.25            0.11             --                 1.16(4)
 Fund, Variable Series,
 Class B
 Credit Suisse                   0.50            0.25            0.51             --                 1.26(5)
 Trust - Commodity Return
 Strategy Portfolio
 Dreyfus Variable Investment     0.75            0.25            0.28             --                 1.28
 Fund International Equity
 Portfolio, Service Shares
 Dreyfus Variable Investment     1.00            0.25            0.19             --                 1.44(6)
 Fund International Value
 Portfolio, Service Shares
 Eaton Vance VT                  0.57            0.25            0.37             --                 1.19
 Floating-Rate Income Fund
 Fidelity(R) VIP                 0.57            0.25            0.09             --                 0.91
 Contrafund(R) Portfolio
 Service Class 2
 Fidelity(R) VIP Investment      0.32            0.25            0.12             --                 0.69
 Grade Bond Portfolio
 Service Class 2
 Fidelity(R) VIP Mid Cap         0.57            0.25            0.11             --                 0.93
 Portfolio Service Class 2
 Fidelity(R) VIP Overseas        0.72            0.25            0.16             --                 1.13
 Portfolio Service Class 2
 FTVIPT Franklin Income          0.46            0.25            0.01             --                 0.72
 Securities Fund - Class 2
 FTVIPT Templeton Global         0.56            0.25            0.16             --                 0.97
 Income Securities
 Fund - Class 2
 FTVIPT Templeton Growth         0.74            0.25            0.04             --                 1.03
 Securities Fund - Class 2
 Goldman Sachs VIT Mid Cap       0.80              --            0.07             --                 0.87(7)
 Value Fund - Institutional
 Shares
 Goldman Sachs VIT               0.65              --            0.07             --                 0.72(7)
 Structured U.S. Equity
 Fund - Institutional Shares
 Janus Aspen Series Large        0.64            0.25            0.05             --                 0.94
 Cap Growth Portfolio:
 Service Shares
 Legg Mason Partners             0.75              --            0.21             --                 0.96
 Variable Small Cap Growth
 Portfolio, Class I


--------------------------------------------------------------------------------
                    RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   9

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                ACQUIRED FUND          GROSS TOTAL
                               MANAGEMENT        12B-1           OTHER            FEES AND                ANNUAL
                                  FEES            FEES          EXPENSES         EXPENSES**              EXPENSES
 MFS(R) Total Return             0.75%           0.25%           0.10%           --%                 1.10%(8)
 Series - Service Class
 MFS(R) Utilities                0.75            0.25            0.11             --                 1.11
 Series - Service Class
 Oppenheimer Capital             0.64            0.25            0.03             --                 0.92(9)
 Appreciation Fund/VA,
 Service Shares
 Oppenheimer Global              0.62            0.25            0.04             --                 0.91(9)
 Securities Fund/VA, Service
 Shares
 Oppenheimer Main Street         0.72            0.25            0.03             --                 1.00(9)
 Small Cap Fund/VA, Service
 Shares
 Oppenheimer Strategic Bond      0.62            0.25            0.02             --                 0.89(9)
 Fund/VA, Service Shares
 PIMCO VIT All Asset             0.18            0.25            0.25              0.61              1.29
 Portfolio, Advisor Share
 Class
 RiverSource(R) Variable         0.33            0.13            0.14             --                 0.60(10)
 Portfolio - Cash Management
 Fund
 RiverSource(R) Variable         0.46            0.13            0.15             --                 0.74(10)
 Portfolio - Diversified
 Bond Fund
 RiverSource(R) Variable         0.64            0.13            0.14             --                 0.91(10),(11)
 Portfolio - Diversified
 Equity Income Fund
 RiverSource(R) Variable         1.13            0.13            0.25             --                 1.51(10),(11)
 Portfolio - Emerging
 Markets Fund
 RiverSource(R) Variable         0.72            0.13            0.17             --                 1.02(10),(11),(12)
 Portfolio - Fundamental
 Value Fund
 RiverSource(R) Variable         0.44            0.13            0.15             --                 0.72(10),(12)
 Portfolio - Global
 Inflation Protected
 Securities Fund
 RiverSource(R) Variable         0.71            0.13            0.17             --                 1.01(10),(11)
 Portfolio - Growth Fund
 RiverSource(R) Variable         0.59            0.13            0.16             --                 0.88(10)
 Portfolio - High Yield Bond
 Fund
 RiverSource(R) Variable         0.61            0.13            0.16             --                 0.90(10),(12)
 Portfolio - Income
 Opportunities Fund
 RiverSource(R) Variable         0.76            0.13            0.19             --                 1.08(10),(11)
 Portfolio - International
 Opportunity Fund
 RiverSource(R) Variable         0.57            0.13            0.13             --                 0.83(10),(11)
 Portfolio - Large Cap
 Equity Fund
 RiverSource(R) Variable         0.72            0.13            0.22             --                 1.07(10),(11),(12)
 Portfolio - Mid Cap Value
 Fund
 RiverSource(R) Variable         0.22            0.13            0.16             --                 0.51(10),(12)
 Portfolio - S&P 500 Index
 Fund
 RiverSource(R) Variable         0.72            0.13            0.37             --                 1.22(10),(11),(12)
 Portfolio - Select Value
 Fund
 RiverSource(R) Variable         0.48            0.13            0.16             --                 0.77(10)
 Portfolio - Short Duration
 U.S. Government Fund
 RiverSource(R) Variable         1.00            0.13            0.19             --                 1.32(10),(11),(12)
 Portfolio - Small Cap Value
 Fund
 Van Kampen Life Investment      0.56            0.25            0.03             --                 0.84
 Trust Comstock Portfolio,
 Class II Shares
 Van Kampen UIF Global Real      0.85            0.35            0.66             --                 1.86(13)
 Estate Portfolio, Class II
 Shares
 Van Kampen UIF Mid Cap          0.75            0.35            0.31             --                 1.41(13)
 Growth Portfolio, Class II
 Shares
 Wanger International Small      0.91              --            0.10             --                 1.01
 Cap
 Wanger U.S. Smaller             0.90              --            0.05             --                 0.95
 Companies



 * The Funds provided the information on their expenses and we have not independently verified the information.


** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).



 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series II shares to 1.45% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.



 (2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.34% for AIM V.I. Capital Development Fund, Series II Shares.



 (3) The figures contained in the table are based on amounts incurred during the Fund's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees. The Fund's Investment Adviser and Distributor have contractually agreed to waive advisory fees and reimburse the Fund for certain expenses (subject to certain exclusions) through April 30, 2008. After fee waivers and expense reimbursements net expenses would be 0.66% for Columbia High Yield Fund, Variable Series, Class B. There is no guarantee that these waivers and/or limitations will continue after April 30, 2008.



 (4) Other expenses have been restated to reflect contractual changes to fees paid by the Fund. The Fund's Advisor and Distributor have voluntarily agreed to waive fees and reimburse the Fund for certain expenses (subject to certain exclusions). After fee waivers and expense reimbursements net expenses would be 1.10% for Columbia Small Cap Value Fund, Variable Series, Class B. This arrangement may be modified or terminated by the advisor or distributor at any time.



 (5) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.



 (6) The Dreyfus Corporation has agreed, until Dec. 31, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses (subject to certain exclusions) do not exceed 1.40% for Dreyfus Variable Investment Fund International Value Portfolio, Service Shares.



 (7) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity
     Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.


--------------------------------------------------------------------------------
  10  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

 (8) The Fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. For the Fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the Fund's Board of Trustees.



 (9) The "Other expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2006, the transfer agent fees did not exceed this expense limitation. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. After fee waivers and expense reimbursements, the net expenses would have been 0.88% for Oppenheimer Strategic Bond Fund/VA, Service Shares.



(10) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.



(11) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.01% for RiverSource(R) Variable Portfolio - Fundamental Value Fund and 0.06% for RiverSource(R) Variable Portfolio - Select Value Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.07% for RiverSource(R)Variable Portfolio - Diversified Equity Income Fund, 0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund, 0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for RiverSource(R) Variable Portfolio - International Opportunity Fund, 0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund, 0.02% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund and 0.05% for RiverSource(R)Variable Portfolio - Small Cap Value Fund.



(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     1.07% for RiverSource(R) Variable Portfolio - Fundamental Value Fund, 0.72% for RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(R) Variable Portfolio - Income Opportunities Fund, 1.08% for RiverSource(R) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(R) Variable Portfolio - S&P 500 Index Fund, 1.00% for RiverSource(R) Variable Portfolio - Select Value Fund and 1.20% for RiverSource(R) Variable Portfolio - Small Cap Value Fund.



(13) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary to limit total annual operating expenses (subject to certain exclusions). Additionally, the distributor has agreed to voluntarily waive a portion of the 12b-1 fee for Class II shares. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio and Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio.


--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   11

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES (1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


OFFERED UNDER CONTRACT OPTION B



MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit, the SecureSource(SM) -- Joint Life Rider and the Benefit Protector(SM) Plus Death Benefit (2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                         IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                      IF YOU WITHDRAW YOUR CONTRACT                    OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
                               1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Contract Option B             $1,340      $2,313      $3,178      $5,304             $540       $1,613      $2,678      $5,304



OFFERED UNDER CONTRACT OPTION C



MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit and the Benefit Protector(SM) Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                         IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                      IF YOU WITHDRAW YOUR CONTRACT                    OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
                               1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Contract Option C              $427       $1,291      $2,167      $4,415             $427       $1,291      $2,167      $4,415



ALL CONTRACTS



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                                         IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                      IF YOU WITHDRAW YOUR CONTRACT                    OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:             AT THE END OF THE APPLICABLE TIME PERIOD:
                               1 YEAR     3 YEARS     5 YEARS     10 YEARS           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 Contract Option B              $961       $1,199      $1,360      $1,876             $161       $  499      $  860      $1,876
 Contract Option C               227          701       1,200       2,574              227          701       1,200       2,574



(1) In these examples, the $40 contract administrative charge is estimated as a 0.008% charge for Option B and a 0.008% for Option C. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

--------------------------------------------------------------------------------
  12  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION


We are not providing condensed financial information for subaccounts because they are new and did not exist as of Dec. 31, 2006.


FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   13

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

   Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

   The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

   - Compensating, training and educating investment professionals who sell the contracts.

   - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

--------------------------------------------------------------------------------
  14  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

   - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   15

UNLESS AN ASSET ALLOCATION PROGRAM WE OFFER IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
AIM V.I. Capital              Growth of capital. Invests principally in common  A I M Advisors, Inc.
Appreciation Fund, Series II  stocks of companies likely to benefit from new
Shares                        or innovative products, services or processes as
                              well as those with above-average long-term
                              growth and excellent prospects for future
                              growth. The fund can invest up to 25% of its
                              total assets in foreign securities that involve
                              risks not associated with investing solely in
                              the United States.
AIM V.I. Capital              Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
Development Fund, Series II   in securities (including common stocks,
Shares                        convertible securities and bonds) of small- and
                              medium-sized companies. The Fund may invest up
                              to 25% of its total assets in foreign
                              securities.
AIM V.I. Global               Capital Growth. The fund seeks to meet its        A I M Advisors, Inc.
Health Care Fund, Series II   objective by investing, normally, at least 80%
Shares                        of its assets in securities of health care
                              industry companies. The fund may invest up to
                              20% of its total assets in companies located in
                              developing countries, i.e., those countries that
                              are in the initial stages of their industrial
                              cycles. The fund may also invest up to 5% of its
                              total assets in lower-quality debt securities,
                              i.e., junk bonds.
AIM V.I.                      Long-term growth of capital. Invests primarily    A I M Advisors, Inc.
International Growth Fund,    in a diversified portfolio of international
Series II Shares              equity securities, whose issuers are considered
                              to have strong earnings momentum. The fund may
                              invest up to 20% of its total assets in security
                              issuers located in developing countries and in
                              securities exchangeable for or convertible into
                              equity securities of foreign companies.
AllianceBernstein             Long-term growth of capital. The Fund invests at  AllianceBernstein L.P.
VPS Global Technology         least 80% of its net assets in securities of
Portfolio (Class B)           companies that use technology extensively in the
                              development of new or improved products or
                              processes. Invests in a global portfolio of
                              securities of U.S. and foreign companies
                              selected for their growth potential.
AllianceBernstein             Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
VPS Growth and Income         in the equity securities of domestic companies
Portfolio (Class B)           that the Advisor deems to be undervalued.
AllianceBernstein             Long-term growth of capital. Invests primarily    AllianceBernstein L.P.
VPS International Value       in a diversified portfolio of equity securities
Portfolio (Class B)           of established companies selected from more than
                              40 industries and from more than 40 developed
                              and emerging market countries.


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  16  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
American Century VP           Long-term capital growth with income as a         American Century Investment Management,
Mid Cap Value, Class II       secondary objective. Long-term capital growth     Inc.
                              with income as secondary objective. Invests
                              primarily in stocks of companies that management
                              believes are undervalued at the time of
                              purchase. The fund will invest at least 80% of
                              its assets in securities of companies whose
                              market capitalization at the time of purchase is
                              within the capitalization range of the Russell
                              3000 Index, excluding the largest 100 such
                              companies.
American Century VP           Long-term capital growth. Analytical research     American Century Investment Management,
Ultra(R), Class II            tools and techniques are used to identify the     Inc.
                              stocks of larger-sized companies that appear to
                              have the best opportunity of sustaining
                              long-term above average growth.
American Century VP           Long-term capital growth, with income as a        American Century Investment Management,
Value, Class II               secondary objective. Invests primarily in stocks  Inc.
                              of companies that management believes to be
                              undervalued at the time of purchase.
Columbia High Yield           High level of current income with capital         Columbia Management Advisors, LLC
Fund, Variable Series, Class  appreciation as a secondary objective when
B                             consistent with the goal of high current income.
                              The Fund normally invests at least 80% of its
                              net assets (plus any borrowings for investment
                              purposes) in high yielding corporate debt
                              securities, such as bonds, debentures and notes
                              that are rated below investment grade, or
                              unrated securities which the Fund's investment
                              advisor has determined to be of comparable
                              quality. No more than 10% of the Fund's total
                              assets will normally be invested in securities
                              rated CCC or lower by S&P or Caa or lower by
                              Moody's.
Columbia Marsico              Long-term growth of capital. The Fund invests     Columbia Management Advisors, LLC,
Growth Fund, Variable         primarily in equity securities of                 adviser; Marsico Capital Management,
Series, Class A               large-capitalization companies that are selected  LLC, sub-adviser for their growth potential. It generally holds a
                              core position of between 35 and 50 common
                              stocks. It may hold up to 25% of its assets in
                              foreign securities.
Columbia Marsico              Long-term growth of capital. The Fund normally    Columbia Management Advisors, LLC,
International Opportunities   invests at least 65% of its assets in common      adviser; Marsico Capital Management,
Fund, Variable Series, Class  stocks of foreign companies. While the Fund may   LLC, sub-adviser
B                             invest in companies of any size, it focuses on
                              large companies. These companies are selected
                              for their long-term growth potential. The Fund
                              normally invests in issuers from at least three
                              different countries not including the United
                              States and generally holds a core position of 35
                              to 50 common stocks. The Fund may invest in
                              common stocks of companies operating in emerging
                              markets.
Columbia Small Cap            Long-term growth by investing primarily in        Columbia Management Advisors, LLC
Value Fund, Variable Series,  smaller capitalization (small-cap) equities.
Class B                       Under normal market conditions, the Fund invests
                              at least 80% of its net assets (plus any
                              borrowings for investment purposes) in small-
                              cap stocks. When purchasing securities for the
                              Fund, the advisor generally chooses securities
                              of companies it believes are undervalued. The
                              Fund may invest up to 10% of its assets in
                              foreign securities.


--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   17

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Credit Suisse Trust -         Total Return. Invests in commodity-linked         Credit Suisse Asset Management, LLC
Commodity Return Strategy     derivative instruments backed by a portfolio of
Portfolio                     short-maturity investment-grade fixed income
                              securities normally having an average duration
                              of one year or less.
Dreyfus Variable              Capital growth. To pursue this goal, the          The Dreyfus Corporation
Investment Fund               portfolio primarily invests in growth stocks of
International Equity          foreign companies. Normally, the portfolio
Portfolio, Service Shares     invests at least 80% of its assets in stocks,
                              including common stocks, preferred stocks and
                              convertible securities, including those
                              purchased in initial public offering.
Dreyfus Variable              Long-term capital growth. To pursue this goal,    The Dreyfus Corporation
Investment Fund               the portfolio normally invests at least 80% of
International Value           its assets in stocks. The portfolio ordinarily
Portfolio, Service Shares     invests most of its assets in securities of
                              foreign companies which Dreyfus considers to be
                              value companies. The portfolio's stock
                              investments may include common stocks, preferred
                              stocks and convertible securities, including
                              those purchased in initial public offerings or
                              shortly thereafter. The portfolio may invest in
                              companies of any size. The portfolio may also
                              invest in companies located in emerging markets.
Eaton Vance VT                High level of current income. Non-diversified     Eaton Vance Management
Floating-Rate Income Fund     mutual fund that normally invests primarily in
                              senior floating rate loans ("Senior Loans").
                              Senior Loans typically are of below investment
                              grade quality and have below investment grade
                              credit ratings, which ratings are associated
                              with having high risk, speculative
                              characteristics. Investments are actively
                              managed, and may be bought or sold on a daily
                              basis (although loans are generally held until
                              repaid). The investment adviser's staff monitors
                              the credit quality of the Fund holdings, as well
                              as other investments that are available. The
                              Fund may invest up to 25% of its total assets in
                              foreign securities and may engage in certain
                              hedging transactions.
Fidelity(R) VIP               Long-term capital appreciation. Normally invests  Fidelity Management & Research Company
Contrafund(R) Portfolio       primarily in common stocks. Invests in            (FMR), investment manager; FMR U.K. and
Service Class 2               securities of companies whose value it believes   FMR Far East, sub-advisers.
                              is not fully recognized by the public. Invests
                              in either "growth" stocks or "value" stocks or
                              both. The fund invests in domestic and foreign
                              issuers.
Fidelity(R) VIP Investment    High level of current income consistent with the  Fidelity Management & Research Company
Grade Bond Portfolio Service  preservation of capital. Normally invests at      (FMR), investment manager; FMR U.K.,
Class 2                       least 80% of assets in investment-grade debt      FMR Far East, sub-advisers.
                              securities (those of medium and high quality) of
                              all types and repurchase agreements for those
                              securities.
Fidelity(R) VIP Mid Cap       Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks. Normally invests at   (FMR), investment manager; FMR U.K.,
                              least 80% of assets in securities of companies    FMR Far East, sub-advisers.
                              with medium market capitalizations. May invest
                              in companies with smaller or larger market
                              capitalizations. Invests in domestic and foreign
                              issuers. The Fund invests in either "growth" or
                              "value" common stocks or both.


--------------------------------------------------------------------------------
  18  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Fidelity(R) VIP Overseas      Long-term growth of capital. Normally invests     Fidelity Management & Research Company
Portfolio Service Class 2     primarily in common stocks of foreign             (FMR), investment manager; FMR U.K.,
                              securities. Normally invests at least 80% of      FMR Far East, Fidelity International
                              assets in non-U.S. securities.                    Investment Advisors (FIIA) and FIIA
                                                                                U.K., sub-advisers.
FTVIPT Franklin               Maximize income while maintaining prospects for   Franklin Advisers, Inc.
Income Securities Fund -      capital appreciation. The Fund normally invests
Class 2                       in both equity and debt securities. The Fund
                              seeks income by investing in corporate, foreign,
                              and U.S. Treasury bonds as well as stocks with
                              dividend yields the manager believes are
                              attractive.
FTVIPT Templeton              High current income consistent with preservation  Franklin Advisers, Inc.
Global Income Securities      of capital, with capital appreciation as a
Fund - Class 2                secondary consideration. The Fund normally
                              invests mainly in debt securities of governments
                              and their political subdivisions and agencies,
                              supranational organizations and companies
                              located anywhere in the world, including
                              emerging markets.
FTVIPT Templeton              Long-term capital growth. The Fund normally       Franklin Advisers, Inc.
Growth Securities Fund -      invests primarily in equity securities of
Class 2                       companies located anywhere in the world,
                              including those in the U.S. and in emerging
                              markets.
Goldman Sachs VIT             Long-term capital appreciation. The Fund          Goldman Sachs Asset Management, L.P.
Mid Cap Value Fund -          invests, under normal circumstances, at least
Institutional Shares          80% of its net assets plus any borrowings for
                              investment purposes (measured at time of
                              purchase) ("Net Assets") in a diversified
                              portfolio of equity investments in mid-cap
                              issuers with public stock market capitalizations
                              (based upon shares available for trading on an
                              unrestricted basis) within the range of the
                              market capitalization of companies constituting
                              the Russell Midcap(R) Value Index at the time of
                              investment. If the market capitalization of a
                              company held by the Fund moves outside this
                              range, the Fund may, but is not required to,
                              sell the securities. The capitalization range of
                              the Russell Midcap(R) Value Index is currently
                              between $613 million and $18.3 billion. Although
                              the Fund will invest primarily in publicly
                              traded U.S. securities, it may invest up to 25%
                              of its Net Assets in foreign securities,
                              including securities of issuers in countries
                              with emerging markets or economies ("emerging
                              countries") and securities quoted in foreign
                              currencies. The Fund may invest in the aggregate
                              up to 20% of its Net Assets in companies with
                              public stock market capitalizations outside the
                              range of companies constituting the Russell
                              Midcap(R) Value Index at the time of investment
                              and in fixed-income securities, such as
                              government, corporate and bank debt obligations.


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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   19

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Goldman Sachs VIT             Long-term growth of capital and dividend income.  Goldman Sachs Asset Management, L.P.
Structured U.S. Equity        The Fund invests, under normal circumstances, at
Fund - Institutional Shares   least 90% of its total assets (not including
                              securities lending collateral and any investment
                              of that collateral) measured at time of purchase
                              ("Total Assets") in a diversified portfolio of
                              equity investments in U.S. issuers, including
                              foreign companies that are traded in the United
                              States. However, it is currently anticipated
                              that, under normal circumstances, the Fund will
                              invest at least 95% of its net assets plus any
                              borrowings for investment purposes (measured at
                              the time of purchase) in such equity
                              investments. The Fund's investments are selected
                              using both a variety of quantitative techniques
                              and fundamental research in seeking to maximize
                              the Fund's expected return, while maintaining
                              risk, style, capitalization and industry
                              characteristics similar to the S&P 500 Index.
                              The Fund seeks a broad representation in most
                              major sectors of the U.S. economy and a
                              portfolio consisting of companies with average
                              long-term earnings growth expectations and
                              dividend yields. The Fund is not required to
                              limit its investments to securities in the S&P
                              500 Index. The Fund's investments in
                              fixed-income securities are limited to
                              securities that are considered cash equivalents.
Janus Aspen Series            Long-term growth of capital in a manner           Janus Capital
Large Cap Growth Portfolio:   consistent with the preservation of capital.
Service Shares                Invests under normal circumstances at least 80%
                              of its net assets in common stocks of
                              large-sized companies. Large-sized companies are
                              those whose market capitalization falls within
                              the range of companies in the Russell 1000(R)
                              Index at the time of purchase.
Legg Mason Partners           Long-term growth of capital. Under normal         Legg Mason Partners Fund Advisor, LLC,
Variable Small Cap Growth     circumstances, the fund invests at least 80% of   adviser; ClearBridge Advisors, LLC,
Portfolio, Class I            its net assets in equity securities of companies  sub-adviser with small market capitalizations and related
                              investments.
MFS(R) Total Return           Total return. Invests primarily in equity and     MFS Investment Management(R)
Series - Service Class        fixed income securities. MFS invests between 40%
                              and 75% of the fund's net assets in equity
                              securities and at least 25% of the fund's total
                              assets in fixed-income senior securities.
MFS(R)Utilities Series -      Total return. Normally invests at least 80% of    MFS Investment Management(R)
Service Class                 the fund's net assets in securities of issuers
                              in the utilities industry.
Oppenheimer Capital           Capital appreciation. Invests in securities of    OppenheimerFunds, Inc.
Appreciation Fund/VA,         well-known, established companies.
Service Shares
Oppenheimer Global            Long-term capital appreciation. Invests mainly    OppenheimerFunds, Inc.
Securities Fund/VA, Service   in common stocks of U.S. and foreign issuers
Shares                        that are "growth-type" companies, cyclical
                              industries and special situations that are
                              considered to have appreciation possibilities.


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  20  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Oppenheimer Main Street       Capital appreciation. Invests mainly in common    OppenheimerFunds, Inc.
Small Cap Fund/VA, Service    stocks of small-capitalization U.S. companies
Shares                        that the fund's investment manager believes have
                              favorable business trends or prospects.
Oppenheimer                   High level of current income principally derived  OppenheimerFunds, Inc.
Strategic Bond Fund/VA,       from interest on debt securities. Invests mainly
Service Shares                in three market sectors: debt securities of
                              foreign governments and companies, U.S.
                              government securities and lower-rated high yield
                              securities of U.S. and foreign companies.
PIMCO VIT All Asset           Maximum real return consistent with preservation  Pacific Investment Management Company
Portfolio, Advisor Share      of real capital and prudent investment            LLC
Class                         management period. The Portfolio seeks to
                              achieve its investment objective by investing
                              under normal circumstances substantially all of
                              its assets in Institutional Class shares of the
                              PIMCO Funds, an affiliated open-end investment
                              company, except the All Asset and All Asset All
                              Authority Funds ("Underlying Funds"). Though it
                              is anticipated that the Portfolio will not
                              currently invest in the European StocksPLUS(R)
                              TR Strategy, Far East (ex-Japan) StocksPLUS(R)
                              TR Strategy, Japanese StocksPLUS(R) TR Strategy,
                              StocksPLUS(R) Municipal-Backed and StocksPLUS(R)
                              TR Short Strategy Funds, the Portfolio may
                              invest in these Funds in the future, without
                              shareholder approval, at the discretion of the
                              Portfolio's asset allocation sub-adviser.
RiverSource                   Maximum current income consistent with liquidity  RiverSource Investments, LLC
Variable Portfolio - Cash     and stability of principal. Invests primarily in
Management Fund               money market instruments, such as marketable
                              debt obligations issued by corporations or the
                              U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances,
                              letters of credit, and commercial paper,
                              including asset-backed commercial paper.
RiverSource                   High level of current income while attempting to  RiverSource Investments, LLC
Variable Portfolio -          conserve the value of the investment for the
Diversified Bond Fund         longest period of time. Under normal market
                              conditions, the Fund invests at least 80% of its
                              net assets in bonds and other debt securities.
                              At least 50% of the Fund's net assets will be
                              invested in securities like those included in
                              the Lehman Brothers Aggregate Bond Index
                              (Index), which are investment grade and
                              denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government,
                              corporate bonds, and mortgage- and asset-backed
                              securities. Although the Fund emphasizes high-
                              and medium-quality debt securities, it will
                              assume some credit risk to achieve higher yield
                              and/or capital appreciation by buying
                              lower-quality (junk) bonds.
RiverSource                   High level of current income and, as a secondary  RiverSource Investments, LLC
Variable Portfolio -          goal, steady growth of capital. Under normal
Diversified Equity Income     market conditions, the Fund invests at least 80%
Fund                          of its net assets in dividend- paying common and
                              preferred stocks. The Fund may invest up to 25%
                              of its total assets in foreign investments.


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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   21

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RiverSource                   Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable Portfolio -          primarily invested in equity securities of        Threadneedle International Limited, an
Emerging Markets Fund         emerging market companies. Under normal market    indirect wholly-owned subsidiary of
                              conditions, at least 80% of the Fund's net        Ameriprise Financial, sub-adviser.
                              assets will be invested in securities of
                              companies that are located in emerging market
                              countries, or that earn 50% or more of their
                              total revenues from goods and services produced
                              in emerging market countries or from sales made
                              in emerging market countries.
RiverSource                   Long-term capital growth. The Fund's assets are   RiverSource Investments, LLC, adviser;
Variable Portfolio -          primarily invested in equity securities of U.S.   Davis Selected Advisers, L.P.,
Fundamental Value Fund        companies. Under normal market conditions, the    subadviser
                              Fund's net assets will be invested primarily in
                              companies with market capitalizations of at
                              least $5 billion at the time of the Fund's
                              investment.
RiverSource                   Total return that exceeds the rate of inflation   RiverSource Investments, LLC
Variable Portfolio - Global   over the long-term. Non-diversified mutual fund
Inflation Protected           that, under normal market conditions, invests at
Securities Fund               least 80% of its net assets in
                              inflation-protected debt securities. These
                              securities include inflation-indexed bonds of
                              varying maturities issued by U.S. and foreign
                              governments, their agencies or
                              instrumentalities, and corporations.
RiverSource                   Long-term capital growth. Invests primarily in    RiverSource Investments, LLC
Variable Portfolio - Growth   common stocks and securities convertible into
Fund                          common stocks that appear to offer growth
                              opportunities. These growth opportunities could
                              result from new management, market developments,
                              or technological superiority. The Fund may
                              invest up to 25% of its total assets in foreign
                              investments.
RiverSource                   High current income, with capital growth as a     RiverSource Investments, LLC
Variable Portfolio - High     secondary objective. Under normal market
Yield Bond Fund               conditions, the Fund invests at least 80% of its
                              net assets in high-yielding, high-risk corporate
                              bonds (junk bonds) issued by U.S. and foreign
                              companies and governments.
RiverSource                   High total return through current income and      RiverSource Investments, LLC
Variable Portfolio - Income   capital appreciation. Under normal market
Opportunities Fund            conditions, invests primarily in
                              income-producing debt securities with an
                              emphasis on the higher rated segment of the
                              high-yield (junk bond) market. The Fund will
                              purchase only securities rated B or above, or
                              unrated securities believed to be of the same
                              quality. If a security falls below a B rating,
                              the Fund may continue to hold the security.
RiverSource                   Capital appreciation. Invests primarily in        RiverSource Investments, LLC, adviser;
Variable Portfolio -          equity securities of foreign issuers that are     Threadneedle International Limited, an
International Opportunity     believed to offer strong growth potential. The    indirect wholly-owned subsidiary of
Fund                          Fund may invest in developed and in emerging      Ameriprise Financial, sub-adviser.
                              markets.
RiverSource                   Capital appreciation. Under normal market         RiverSource Investments, LLC
Variable Portfolio - Large    conditions, the Fund invests at least 80% of its
Cap Equity Fund               net assets in equity securities of companies
                              with market capitalization greater than $5
                              billion at the time of purchase.


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  22  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
RiverSource                   Long-term growth of capital. Under normal         RiverSource Investments, LLC
Variable Portfolio - Mid Cap  circumstances, the Fund invests at least 80% of
Value Fund                    its net assets (including the amount of any
                              borrowings for investment purposes) in equity
                              securities of medium-sized companies.
                              Medium-sized companies are those whose market
                              capitalizations at the time of purchase fall
                              within the range of the Russell Midcap(R) Value
                              Index.
RiverSource                   Long-term capital appreciation. The Fund seeks    RiverSource Investments, LLC
Variable Portfolio - S&P 500  to provide investment results that correspond to
Index Fund                    the total return (the combination of
                              appreciation and income) of large-capitalization
                              stocks of U.S. companies. The Fund invests in
                              common stocks included in the Standard & Poor's
                              500 Composite Stock Price Index (S&P 500). The
                              S&P 500 is made up primarily of
                              large-capitalization companies that represent a
                              broad spectrum of the U.S. economy.
RiverSource                   Long-term growth of capital. Invests primarily    RiverSource Investments, LLC, adviser;
Variable Portfolio - Select   in equity securities of mid cap companies as      Systematic Financial Management, L.P.
Value Fund                    well as companies with larger and smaller market  and WEDGE Capital Management L.L.P.,
                              capitalizations. The Fund considers mid-cap       sub- advisers
                              companies to be either those with a market
                              capitalization of up to $10 billion or those
                              whose market capitalization falls within range
                              of the Russell 3000(R) Value Index.
RiverSource                   High level of current income and safety of        RiverSource Investments, LLC
Variable Portfolio - Short    principal consistent with investment in U.S.
Duration U.S. Government      government and government agency securities.
Fund                          Under normal market conditions, at least 80% of
                              the Fund's net assets are invested in securities
                              issued or guaranteed as to principal and
                              interest by the U.S. government, its agencies or
                              instrumentalities.
RiverSource                   Long-term capital appreciation. Under normal      RiverSource Investments, LLC, adviser;
Variable Portfolio - Small    market conditions, at least 80% of the Fund's     River Road Asset Management, LLC,
Cap Value Fund                net assets will be invested in small cap          Donald Smith & Co., Inc., Franklin
                              companies with market capitalization, at the      Portfolio Associates LLC, Barrow,
                              time of investment, of up to $2.5 billion or      Hanley, Mewhinney & Strauss, Inc. and
                              that fall within the range of the Russell         Denver Investment Advisors LLC,
                              2000(R) Value Index.                              sub-advisers.
Van Kampen Life               Capital growth and income through investments in  Van Kampen Asset Management
Investment Trust Comstock     equity securities, including common stocks,
Portfolio, Class II Shares    preferred stocks and securities convertible into
                              common and preferred stocks. The Portfolio
                              emphasizes value style of investing seeking
                              well-established, undervalued companies believed
                              by the Portfolio's investment adviser to posses
                              the potential for capital growth and income.
Van Kampen UIF                Current income and capital appreciation. Invests  Morgan Stanley Investment Management
Global Real Estate            primarily in equity securities of companies in    Inc., doing business as Van Kampen,
Portfolio, Class II Shares    the real estate industry located throughout the   adviser; Morgan Stanley Investment
                              world, including real estate operating            Management Limited and Morgan Stanley
                              companies, real estate investment trusts and      Investment Management Company,
                              foreign real estate companies.                    sub-advisers


--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   23

INVESTING IN                  INVESTMENT OBJECTIVE AND POLICIES                 INVESTMENT ADVISER
Van Kampen UIF Mid            Long-term capital growth. Invests primarily in    Morgan Stanley Investment Management
Cap Growth Portfolio, Class   growth- oriented equity securities of U.S. mid    Inc., doing business as Van Kampen.
II Shares                     cap companies and foreign companies, including
                              emerging market securities.
Wanger                        Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
International Small Cap       in stocks of companies based outside the U.S.
                              with market capitalizations of less than $5
                              billion at time of initial purchase.
Wanger U.S. Smaller           Long-term growth of capital. Invests primarily    Columbia Wanger Asset Management, L.P.
Companies                     in stocks of small- and medium-size U.S.
                              companies with market capitalizations of less
                              than $5 billion at time of initial purchase.


THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available in some states.

Currently, unless an asset allocation program is in effect, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
--------------------------------------------------------------------------------
  24  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We will not apply an MVA to contract value you transfer or withdraw out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or withdraw the contract value (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value into the shortest GPA term offered in your state.


We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or withdrawals from the GPAs prior to 30 days before the end of the guarantee period (30 day rule). At all other times, and unless one of the exceptions to the 30 day rule described below applies, we will apply an MVA if you withdraw or transfer contract value from a GPA including withdrawals under a SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early withdrawals." The application of an MVA may result in either a gain or loss of principal.


The 30-day rule does not apply and no MVA will apply to:


- transfers from a one-year GPA occurring under an automated dollar-cost averaging program or interest sweep strategy;


- automatic rebalancing under any Portfolio Navigator model portfolio we offer which contains one or more GPAs. However, an MVA will apply if you transfer to a new Portfolio Navigator model portfolio;

- amounts applied to an annuity payout plan while a Portfolio Navigator model portfolio containing one or more GPAs is in effect;

- reallocation of your contract value according to an updated Portfolio Navigator model portfolio;

- amounts withdrawn for fees and charges; or

- amounts we pay as death claims.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

         IF YOUR GPA RATE IS:            THE MVA IS:
 Less than the new GPA rate + 0.10%       Negative
 Equal to the new GPA rate + 0.10%        Zero
 Greater than the new GPA rate + 0.10%    Positive

For examples, see Appendix A.


THE FIXED ACCOUNT (APPLIES IF AVAILABLE IN YOUR STATE)


The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   25

ONE-YEAR FIXED ACCOUNT

Unless an asset allocation program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. (1) The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Buying Your Contract" and "Making the Most of Your Contract -- Transfer policies").

(1) For Contract Option C, the one-year fixed account may not be available, or may be significantly limited in some states. See your contract for the actual terms of the one-year fixed account you purchased.

DCA FIXED ACCOUNT

You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account to your investment allocations. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to the one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. We reserve the right to declare different annual effective rates:

- for the DCA fixed account and the one-year fixed account;

- for the DCA fixed accounts with terms of differing length;

- for amounts in the DCA fixed account you instruct us to transfer to the one-year fixed account if available under your contract;

- for amounts in the DCA fixed account you instruct us to transfer to the GPAs;

- for amounts in the DCA fixed account you instruct us to transfer to the subaccounts.

The interest rates in effect for the DCA fixed account when we receive your purchase payment are guaranteed for the length of the term. When you allocate an additional purchase payment to an existing DCA fixed account term, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account of the same term on the date we receive your purchase payment. For DCA fixed accounts with an initial term (or, in the case of an additional purchase payment, a remaining term) of less than twelve months, the net effective interest rates we credit to the DCA fixed account balance will be less than the declared annual effective rates.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the DCA fixed account for a six month term;

- the DCA fixed account for a twelve month term;

- the Portfolio Navigator model portfolio in effect;

- if no Portfolio Navigator model portfolio is in effect, to the one-year fixed account if available under your contract, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

- to the Portfolio Navigator model portfolio then in effect;

--------------------------------------------------------------------------------
  26  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

- if no Portfolio Navigator model portfolio is in effect, then to the one-year fixed account if available under your contract, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a model portfolio, and you change to a different model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected model portfolio.

If your contract permits, and you discontinue your participation in a model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account if available under your contract, the GPAs and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the model portfolio in effect, or if no model portfolio is in effect, in accordance with your investment instructions to us to the one-year fixed account if available under your contract, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of Your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT


Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our administrative office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. You may buy Contract Option B or Contract Option C. Contract Option B has a seven-year withdrawal charge schedule and optional living benefit riders. Contract Option C eliminates the per purchase payment withdrawal charge schedule in exchange for a higher mortality and expense risk fee; additionally, optional living benefit riders are not available under Contract Option C. Both contracts have the same underlying funds. As the owner, you have all rights and may receive all benefits under the contract.


You may select a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):


- contract Option B or Option C;


- GPAs, the one-year fixed account (if included), the DCA fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- the optional Portfolio Navigator asset allocation program(1); and

- one of the following Death Benefits:

  - ROP Death Benefit

  - MAV Death Benefit(2)

  - 5% Accumulation Death Benefit(2)

  - Enhanced Death Benefit(2)


(1) There is no additional charge for this feature



(2) The 5% Accumulation Death Benefit and Enhanced Death Benefit are not available with Benefit Protector(SM) and Benefit Protector(SM) Plus Death Benefit riders.


--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   27

In addition, under Contract Option B, you may also select (if available in your state):



EITHER OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):



- Accumulation Protector Benefit(SM) rider



- SecureSource(SM) -- Single Life rider(3)



- SecureSource(SM) -- Joint Life rider(3)



Under both Contract Option B and Contract Option C, you may also select (if available in your state):


EITHER OF THE FOLLOWING OPTIONAL DEATH BENEFITS:


- Benefit Protector(SM) Death Benefit rider (4)



- Benefit Protector(SM) Plus Death Benefit rider (4)



(3) In states where the SecureSource(SM) riders are not available, you may select the Guarantor Withdrawal Benefit for Life(SM) rider; see disclosure in Appendix I.


(4) Not available with the 5% Accumulation Death Benefit or Enhanced Death Benefit riders.



This contract provides for allocations of purchase payments to the GPAs, the one-year fixed account, the DCA fixed account and/or to the subaccounts in even 1% increments subject to the required $1,000 required minimum investment for the GPAs. For Contract Option B, the amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract. For Contract Option C, the one-year fixed account may not be available or may be significantly limited in some states. See your contract for the actual terms of the one-year fixed account you purchased.


If your application is complete, we will process it and apply your purchase payment to the GPAs, the one-year fixed account, DCA fixed account and subaccounts you selected within two business days after we receive it at our administrative office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our administrative office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our administrative office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 30th day after the contract's effective date; and


- no later than the annuitant's 90th birthday or the tenth contract anniversary, if purchased after age 80, or such other date as agreed upon by us.


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).


If you satisfy your required minimum distributions in the form of partial withdrawals from your contract, annuity payouts can start as late as the annuitant's 90th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

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  28  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.


BENEFICIARY


We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource(SM) -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS

Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

MINIMUM INITIAL PURCHASE PAYMENT

  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

  $50 for SIPs

  $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*:

  $1,000,000


* This limit applies in total to all RiverSource Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We also reserve the right to restrict cumulative additional purchase payments for contracts with a SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider.


HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474
 2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge allocated to the fixed account.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   29

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.


The contract (either Option B or Option C) and the death benefit guarantee you select determines the mortality and expense risk fee you pay:



                                                                CONTRACT OPTION B                       CONTRACT OPTION C
 ROP Death Benefit                                                    0.90%                                   1.55%
 MAV Death Benefit                                                    1.10                                    1.75
 5% Accumulation Death Benefit                                        1.25                                    1.90
 Enhanced Death Benefit                                               1.30                                    1.95


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.


We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge for contract Option B will cover sales and distribution expenses.


WITHDRAWAL CHARGE


You select either contract Option B or Option C at the time of application. Contract Option C has no purchase payment withdrawal charge schedule but carries a higher mortality and expense risk fee than contract Option B.



If you select contract Option B and you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge schedule applies to each purchase payment you make. The withdrawal charge lasts for four years (see "Expense Summary").



You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the total free amount (TFA). The TFA varies depending on whether your Contract Option B includes a SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider.



CONTRACT OPTION B WITHOUT SECURESOURCE(SM) RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER


The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary(1); or

- current contract earnings.

CONTRACT OPTION B WITH SECURESOURCE(SM) RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.


(1) We consider your initial purchase payment to be the prior contract anniversary's contract value during the first contract year.

--------------------------------------------------------------------------------
  30  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.


EXAMPLE: Each time you make a purchase payment under the contract Option B, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY" ABOVE.) For example, if you select contract Option B, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.


We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. A partial withdrawal that includes contract value taken from the GPAs may also be subject to a Market Value Adjustment (see "Guarantee Period Accounts -- Market Value Adjustment"). We pay you the amount you request.


For an example, see Appendix C.


WAIVER OF WITHDRAWAL CHARGES FOR CONTRACT OPTION B


We do not assess withdrawal charges for:

- withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


- if you elected a SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;



- required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and


- contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge. This exception also applies to Contract Option C.)

- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

- amounts we refund to you during the free look period; and

- death benefits.

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   31

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal under this annuity payout plan we impose a withdrawal charge whether you have Contract Option B or Contract Option C. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")


POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.


OPTIONAL LIVING BENEFITS -- OFFERED UNDER CONTRACT OPTION B


ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE

We charge an annual fee of 0.55% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Protector Benefit(SM) rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.


Currently, the Accumulation Protector Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Accumulation Protector Benefit(SM) rider charge will not exceed a maximum of 1.75%.


We will not change the Accumulation Protector Benefit(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the spousal continuation step up after we have exercised our right to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. We reserve the right to restart the waiting period whenever you elect to change your model portfolio to one that causes the rider charge to increase.

The fee does not apply after annuity payouts begin.


SECURESOURCE(SM) RIDER FEE (1)


We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:

- SecureSource(SM) -- Single Life rider, 0.65%;

- SecureSource(SM) -- Joint Life rider, 0.85%.


(1) In states where the SecureSource(SM) riders are not available, you may select the Guarantor Withdrawal Benefit for Life(SM) rider; see disclosure in Appendix I.

--------------------------------------------------------------------------------
  32  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.


Once you elect a SecureSource(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.



Currently the SecureSource(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource(SM) -- Single Life rider charge will not exceed a maximum charge of 1.50%. The SecureSource(SM) -- Joint Life rider charge will not exceed a maximum charge of 1.75%.


We will not change the SecureSource(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource(SM) rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER FEE (1)

We charge an annual fee of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Guarantor Withdrawal Benefit for Life(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor Withdrawal Benefit for Life(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Guarantor Withdrawal Benefit for Life(SM) rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor Withdrawal Benefit for Life(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the Guarantor Withdrawal Benefit for Life(SM) rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


(1) In states where the SecureSource(SM) riders are not available, you may select the Guarantor Withdrawal Benefit for Life(SM) rider; see disclosure in Appendix I.


--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   33

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.


The fee does not apply after annuity payouts begin.



OPTIONAL DEATH BENEFITS


BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS

We value the amounts you allocated to the GPAs directly in dollars. The value of a GPA equals:

- the sum of your purchase payments and transfer amounts allocated to the GPAs;

- plus interest credited;


- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges for contract Option B) and amounts transferred out;


- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - Accumulation Protector Benefit(SM) rider;

  - SecureSource(SM) rider;

  - Guarantor Withdrawal Benefit for Life(SM) rider;


  - Benefit Protector(SM) rider; or


  - Benefit Protector(SM) Plus rider.

THE FIXED ACCOUNT

THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT IF AVAILABLE UNDER YOUR CONTRACT, AND THE DCA FIXED ACCOUNT.

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments allocated to the one-year fixed account (if included) and the DCA fixed account, and transfer amounts to the one-year fixed account (if included);

- plus interest credited;


- minus the sum of amounts withdrawn (including any applicable withdrawal charges for Contract Option B) and amounts transferred out;


--------------------------------------------------------------------------------
  34  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - Accumulation Protector Benefit(SM) rider;

  - SecureSource(SM) rider;

  - Guarantor Withdrawal Benefit for Life(SM) rider;


  - Benefit Protector(SM) rider; or


  - Benefit Protector(SM) Plus rider.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;


- withdrawal charges (for contract Option B);


and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

  - Accumulation Protector Benefit(SM) rider;

  - SecureSource(SM) rider;

  - Guarantor Withdrawal Benefit for Life(SM) rider;


  - Benefit Protector(SM) rider; or


  - Benefit Protector(SM) Plus rider.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   35

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or one-year GPA to one or more subaccounts. Automated transfers are not available for GPA terms of two or more years. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year fixed account or one-year GPA into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year fixed account or one-year GPA will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                      NUMBER
BY INVESTING AN EQUAL NUMBER                                      AMOUNT                 ACCUMULATION                OF UNITS
OF DOLLARS EACH MONTH ...                   MONTH                INVESTED                 UNIT VALUE                 PURCHASED
                                             Jan                   $100                      $20                       5.00
                                             Feb                    100                       18                       5.56
you automatically buy
more units when the
per unit market price is
low...                        ARROW

                                             Mar                    100                       17                       5.88
                                             Apr                    100                       15                       6.67
                                             May                    100                       16                       6.25
                                             Jun                    100                       18                       5.56
                                             Jul                    100                       17                       5.88
and fewer units
when the per unit
market price is high ...      ARROW

                                             Aug                    100                       19                       5.26
                                             Sept                   100                       21                       4.76
                                             Oct                    100                       20                       5.00


BY INVESTING AN EQUAL NUMBER
OF DOLLARS EACH MONTH ...
you automatically buy
more units when the
per unit market price is
low...
and fewer units
when the per unit
market price is high ...

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when a Portfolio Navigator model portfolio is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the DCA fixed account. See the "DCA Fixed Account" and "Portfolio Navigator Asset Allocation Program" sections in this prospectus for details.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.


Different rules apply to asset rebalancing under a Portfolio Navigator model portfolio (see "Portfolio Navigator Asset Allocation Program").


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  36  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

As long as you are not participating in a Portfolio Navigator model portfolio, asset rebalancing is available for use with the DCA fixed account (see "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the DCA fixed account, you must terminate the asset rebalancing program or the DCA fixed account, as you may choose.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM


The Portfolio Navigator Asset Allocation Program (PN program) described in this section is available for nonqualified annuities and for qualified annuities.



The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, and may include certain GPAs and/or the one-year fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Protector Benefit(SM) rider, SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios.

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   37

POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from certain GPAs or the one-year fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs and/or the one-year fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, any GPAs and/or the one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio);

- no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period
  Accounts -- Market Value Adjustment.")

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  38  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

If you initially allocate qualifying purchase payments to the DCA fixed account, when available (see "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.


In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Protector Benefit(SM) rider, SecureSource(SM) rider or Guarantor Withdrawal Benefit for Life(SM) rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes the SecureSource(SM) rider, we reserve the right to limit the number of model portfolio changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider, we reserve the right to limit the number of model portfolios from which you can select, subject to state restrictions.


We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept or when you take a withdrawal;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   39

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER, SECURESOURCE(SM) RIDERS


OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER



If you purchase the optional Accumulation Protector Benefit(SM) rider, an optional SecureSource(SM) rider or the optional Guarantor Withdrawal Benefit for Life(SM) rider, you are required to participate in the PN program under the terms of each rider.


- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Protector Benefit(SM) rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.


- SECURESOURCE(SM) RIDERS OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER: In those states where the SecureSource(SM) riders are not available, you may purchase the Guarantor Withdrawal Benefit for Life(SM) rider if available in your state; see disclosure in Appendix I. The SecureSource(SM) riders and the Guarantor Withdrawal Benefit for Life(SM) rider require that your contract value be invested in one of the model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate a SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT A SECURESOURCE(SM) RIDER OR THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



OPTIONAL PN PROGRAM



If you do not select the optional Accumulation Protector Benefit(SM) rider, an optional SecureSource(SM) rider or the optional Guarantor Withdrawal Benefit for Life(SM) rider with your contract, you may elect to participate in the PN program.


You may elect the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN program will end. You may ask us in writing to allocate the variable subaccount portion of your contract value according to the percentage that you choose (see "Asset Rebalancing"). You can elect to participate in the PN program again at any time.

You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from the DCA fixed account (see "DCA Fixed Account"). Partial withdrawals do not cancel the PN program. The PN program will terminate on the date you make a full withdrawal from your contract, on your retirement date or when your contract terminates for any reason.

TRANSFERRING AMONG ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator model portfolio is in effect.

You may transfer contract value from any one subaccount or GPAs, the one-year fixed account or the DCA fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account. You may not transfer contract value to a DCA fixed account.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

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  40  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account (if included) at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.


- You may transfer contract values from the one-year fixed account (if included) to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. For Contract Option B, the amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value; transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. For Contract Option C, transfers to the one-year fixed account and transfers out of the one-year fixed account may not be available or may be significantly limited. See your contract for the actual terms of the one-year fixed account you purchased. For both Contract Option B and Contract Option C, we reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- You may not transfer contract values from the subaccounts, the GPAs, or the one-year fixed account into the DCA fixed account. However, you may transfer contract values from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPA, as described above. (See "DCA Fixed Account.")

- Once annuity payouts begin, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. When annuity payments begin, you must transfer all contract value out of your GPAs and the DCA fixed account.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   41

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time; or

- suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

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  42  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our administrative office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474
MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance
* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers among your subaccounts, the one-year fixed account or GPAs or automated partial withdrawals from the GPAs, one-year fixed account, DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.



- Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.


- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- If a Portfolio Navigator model portfolio is in effect, you are not allowed to set up automated transfers except in connection with a DCA fixed account (see "The Fixed Account -- DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program").

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   43

 3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:              $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our administrative office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our administrative office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected a SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the rider, your benefits under the rider may be reduced (see "Optional Benefits").


In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs, the DCA fixed account, and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise (1). After executing a partial withdrawal, the value in each subaccount, one-year fixed account or GPA must be either zero or at least $50.

(1) If you elected a SecureSource(SM) rider, you do not have the option to request from which account to withdraw.

RECEIVING PAYMENT

By regular or express mail:

- payable to owner;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

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  44  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have a Benefit Protector(SM) Plus rider, the rider will terminate upon transfer of ownership of the annuity contract. The SecureSource(SM) - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force. The Accumulation Protector Benefit(SM), the SecureSource(SM) - Single Life and the Guarantor Withdrawal Benefit for Life(SM) riders will continue upon transfer of ownership of your annuity contract. Continuance of the Benefit Protector(SM) is optional. (See "Optional Benefits.")


BENEFITS IN CASE OF DEATH

There are four death benefit options under your contract. You must select one of the following death benefits:

- ROP Death Benefit;

- MAV Death Benefit

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   45

- 5% Accumulation Death Benefit

- Enhanced Death Benefit.

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under each option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

   ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV       =   PW X DB
     DEATH BENEFITS)                                                  ------------
                                                                      CV

   PW = the partial withdrawal including any applicable withdrawal charge or MVA.

   DB = the death benefit on the date of (but prior to) the partial withdrawal

   CV = contract value on the date of (but prior to) the partial withdrawal

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total payments made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

5% VARIABLE ACCOUNT FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

- the amounts allocated to the subaccounts and the DCA fixed account at issue increased by 5%;

- plus any subsequent amounts allocated to the subaccounts and the DCA fixed account;

- minus adjusted transfers and partial withdrawals from the subaccounts or the DCA fixed account.

Thereafter, we continue to add subsequent amounts allocated to the subaccounts or the DCA fixed account and subtract adjusted transfers and partial withdrawals from the subaccounts or the DCA fixed account. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.

   5% VARIABLE ACCOUNT FLOOR ADJUSTED TRANSFERS OR ADJUSTED       =   PWT X VAF
     PARTIAL WITHDRAWALS                                              ---------------
                                                                      SV

   PWT = the amount transferred from the subaccounts or the DCA fixed account or the amount of the partial withdrawal (including any applicable withdrawal charge or MVA) from the subaccounts or the DCA fixed account.

   VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

     SV = value of the subaccounts or the DCA fixed account on the date of (but prior to) the transfer of partial withdrawal.


The amount of purchase payment withdrawn from or transferred from any subaccount or fixed account (if applicable) or GPA account is calculated as (a) times (b) where:



(a) is the amount of purchase payment in the account or subaccount on the date of but prior to the current withdrawal or transfer; and


(b) is the ratio of the amount transferred or withdrawn from the account or subaccount to the value in the account or subaccount on the date of (but prior to) the current withdrawal or transfer.


For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments allocated to the subaccounts and the DCA fixed account that have not been withdrawn or transferred out of the subaccounts or DCA fixed account.


--------------------------------------------------------------------------------
  46  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, the death benefit will be the greater of these two values:

1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.

The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.

IF AVAILABLE IN YOUR STATE AND BOTH YOU AND THE ANNUITANT ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR ISSUE AGES 75 TO 79 BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 81. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these three values:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the MAV on the date of death.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these three values:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the 5% variable account floor.

ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these four values:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals;

3. the MAV on the date of death; or

4. the 5% variable account floor.

For an example of how each death benefit is calculated, see Appendix C.

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   47

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on contract Option B from that point forward unless additional payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus rider, if selected, will terminate. The SecureSource(SM) -- Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The Accumulation Protector Benefit(SM), the SecureSource(SM) -- Single Life and the Guarantor Withdrawal Benefit for Life(SM) riders, if selected, will continue. Continuance of the Benefit Protector(SM) is optional. (See "Optional Benefits").


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


Additionally, the optional SecureSource(SM) riders, if one is selected, will terminate.


QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


  Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on contract Option B from that point forward unless additional payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Benefit Protector(SM) Plus rider, if selected, will terminate. The SecureSource(SM) -- Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The Accumulation Protector Benefit(SM), the SecureSource(SM) -- Single Life and the Guarantor Withdrawal Benefit for Life(SM) riders, if selected, will continue. Continuance of the Benefit Protector(SM) is optional. (See "Optional Benefits.")


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

   - payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.


Additionally, the optional SecureSource(SM) rider, if one is selected, will terminate.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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  48  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS


OPTIONAL LIVING BENEFITS -- OFFERED UNDER CONTRACT OPTION B


ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

The Accumulation Protector Benefit(SM) rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit(SM) rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:

ON THE BENEFIT DATE, IF:                         THEN YOUR ACCUMULATION PROTECTOR BENEFIT(SM) RIDER BENEFIT IS:
The Minimum Contract Accumulation Value          The contract value is increased on the benefit date to equal
(defined below) as determined under the          the Minimum Contract Accumulation Value as determined under
Accumulation Protector Benefit(SM) rider is      the Accumulation Protector Benefit(SM) rider on the benefit
greater than your contract value,                date.
The contract value is equal to or greater than   Zero; in this case, the Accumulation Protector Benefit(SM)
the Minimum Contract Accumulation Value as       rider ends without value and no benefit is payable.
determined under the Accumulation Protector
Benefit(SM) rider,


If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit(SM) rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit(SM) rider on the valuation date your contract value reached zero.



If this rider is available in your state, you may elect the Accumulation Protector Benefit(SM) at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit(SM) rider may not be terminated once you have elected it, except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit(SM) rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further fees for the rider will be deducted. The Accumulation Protector Benefit(SM) rider may not be purchased with an optional SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Protector Benefit(SM) rider may not be available in all states.


You should consider whether a Accumulation Protector Benefit(SM) rider is appropriate for you because:


- you must participate in the Portfolio Navigator program with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). The Portfolio Navigator program limits your choice of subaccounts and GPAs (if included) and one-year fixed account (if included) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, one-year fixed account (if included) and GPAs that are available under the contract to contract owners who do not elect this rider;


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider;

- if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified
  Annuities -- Required Minimum Distributions"). Partial withdrawals, including those you take to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit(SM) rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit(SM) rider, which is the length of the waiting period under the Accumulation Protector Benefit(SM) rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit(SM) rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit(SM) rider may provide;

- the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and

- the 10 year waiting period under the Accumulation Protector Benefit(SM) rider may be restarted if you elect to change model portfolios to one that causes the Accumulation Protector Benefit(SM) rider charge to increase (see "Charges").

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   49

Be sure to discuss with your investment professional whether a Accumulation Protector Benefit(SM) rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT(SM):

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit(SM) rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your asset allocation model after we have exercised our rights to increase the rider charge for new contract owners, or if you change your asset allocation model after we have exercised our rights to charge a separate charge for each model.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit(SM) rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

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  50  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

   The rider will terminate before the benefit date without paying a benefit on the date:

   - you take a full withdrawal; or

   - annuitization begins; or

   - the contract terminates as a result of the death benefit being paid.

   The rider will terminate on the benefit date.

For an example, see Appendix D.


SECURESOURCE(SM) RIDERS


There are two optional SecureSource(SM) riders available under your contract:

- SecureSource(SM) -- Single Life; or

- SecureSource(SM) -- Joint Life.

The information in this section applies to both SecureSource(SM) riders, unless otherwise noted.

The SecureSource(SM) -- Single Life rider covers one person. The SecureSource(SM) -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource(SM) -- Single Life rider or the SecureSource(SM) -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource(SM) rider is an optional benefit that you may select for an additional annual charge if (1):


- the rider is available in your state(2); and


- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.


(1) The SecureSource(SM) riders are not available under an inherited qualified annuity.



(2) In states where the SecureSource(SM) riders have not yet been approved for sale, you may purchase the Guarantor Withdrawal Benefit for Life(SM) rider; see disclosure in Appendix I.



The SecureSource(SM) rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:


- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The SecureSource(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   51

Under the terms of the SecureSource(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

   - SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

   - JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource(SM) rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

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  52  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource(SM) rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

     (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

     (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

     JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

     (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

     (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

     Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program.") You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

  Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   53

  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

  (a) the total GBA will be reset to the lesser of its current value or the contract value; and

  (b) the total RBA will be reset to the lesser of its current value or the contract value; and

  (c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

 You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource(SM) -- Single Life rider or the SecureSource(SM) -- Joint Life rider. If you elect the SecureSource(SM) rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the SecureSource(SM) rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource(SM) -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource(SM) -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit requires that the surviving covered spouse continue the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. Ownerships that include anyone other than the original two spouses or their revocable trust(s) will not be allowed. In general, a spouse who is not a joint owner must be named as the sole primary beneficiary at contract issue. The annuitant must also be an owner. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. No other trust ownerships are allowed.

  If you select the SecureSource(SM) -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

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  54  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, a SecureSource(SM) rider may be of limited value to you.

KEY TERMS AND PROVISIONS OF THE SECURESOURCE(SM) RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any withdrawal charge and any market value adjustment.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   55

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

   (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the total RBP -- the GBP remains unchanged.

   (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

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  56  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS
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THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):

- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

- SINGLE LIFE: The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 6% of the total RBA on the earliest of the following dates:

   (a) the rider effective date if the younger covered spouse has already reached age 65.

   (b) the rider anniversary following the date the younger covered spouse reaches age 65.

   (c) upon the first death of a covered spouse, then

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   57

     (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or

     (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or

     (3) the rider anniversary following the date the surviving covered spouse reaches age 65.

   (d) Following dissolution of marriage of the covered spouses,

     (1) the date we receive written request if the covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or

     (2) the rider anniversary following the date the covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

   (a) less than or equal to the RALP -- the ALP remains unchanged.

   (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The RALP is established at the same time as the ALP, and:

   (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

   (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

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- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

   (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

   (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   59

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource(SM) -- Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; the covered person will be redetermined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource(SM) -- Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.


RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.


IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

   (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

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  60  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS
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2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

   (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

   - SINGLE LIFE: covered person;

   - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource(SM) rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:

SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   61

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.
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  62  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

RIDER TERMINATION

The SecureSource(SM) rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than your spouse continues the contract, or


   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.


2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or


   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.


3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.


OPTIONAL DEATH BENEFITS


BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM))

The Benefit Protector(SM) is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) to your contract. You must elect the Benefit Protector(SM) at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector(SM) Plus, the 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector(SM) is appropriate for your situation.

The Benefit Protector(SM) provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the applicable death benefit, plus:

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were age 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: For purposes of the Benefit Protector(SM) and Benefit Protector(SM) Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR(SM)

- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector(SM) Death Benefit Rider within 30 days of the date of death.

For an example, see Appendix G.

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   63

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM) PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) Plus provides reduced benefits if you or the annuitant are age 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector(SM) rider during the second rider year.

If this rider is available in your state and both you and the annuitant are age 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) Plus to you contract. You must elect the Benefit Protector(SM) Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector(SM) Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector(SM) Plus is appropriate for your situation.

The Benefit Protector(SM) Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

- the benefits payable under the Benefit Protector(SM) described above, plus

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                            PERCENTAGE IF YOU AND THE ANNUITANT ARE
CONTRACT YEAR              UNDER AGE 70 ON THE RIDER EFFECTIVE DATE
 One and Two                                   0%
 Three and Four                               10%
 Five or more                                 20%

                               PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR               AGE 70 OR OLDER ON THE RIDER EFFECTIVE DATE
 One and Two                                     0%
 Three and Four                                3.75%
 Five or more                                   7.5%

Another way to describe the benefits payable under the Benefit Protector(SM) Plus rider is as follows:

- the ROP death benefit (see "Benefits in Case of Death") plus:

                                IF YOU AND THE ANNUITANT ARE UNDER                   IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR              AGE 70 ON THE RIDER EFFECTIVE DATE, ADD . . .       OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .
 One                      Zero                                                 Zero
 Two                      40% x earnings at death (see above)                  15% x earnings at death
 Three & Four             40% x (earnings at death + 25% of initial            15% x (earnings at death + 25% of initial
                          purchase payment*)                                   purchase payment*)
 Five or more             40% x (earnings at death + 50% of initial            15% x (earnings at death + 50% of initial
                          purchase payment*)                                   purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR(SM) PLUS

- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

For an example, see Appendix H.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.

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  64  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the subaccounts to provide variable annuity payouts. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the DCA fixed account are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS


You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.


- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.


- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.



- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


- PLAN D

   -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

   -- JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.
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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   65

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.90% and 8.15% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")



- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH A SECURESOURCE(SM) OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource(SM) Riders" or "Appendix I: Guarantor Withdrawal Benefit for Life(SM) Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account, the DCA fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

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  66  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

NONQUALIFIED ANNUITIES

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


WITHDRAWALS: If you withdraw part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a SecureSource rider or the Guarantor Withdrawal Benefit for Life(SM) rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract.


If you withdraw all of your nonqualified annuity before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds the investment in the contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under a SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute withholding using 10% of the taxable portion.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of non-natural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   67

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS AND SEPS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under a SecureSource(SM) or the Guarantor Withdrawal Benefit for Life(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;
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  68  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

In the above situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, 5% ACCUMULATION DEATH BENEFIT, ENHANCED DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), SECURESOURCE(SM), GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM), BENEFIT PROTECTOR(SM) OR BENEFIT PROTECTOR(SM) PLUS RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any other withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   69

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

- Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its investment professionals sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

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  70  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

PAYMENTS WE MAKE TO SELLING FIRMS


- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 5.00% each time a purchase payment is made for contract Option B and 1% for contract Option C. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 0.50% of the contract value for contract Option B and 1.00% of the contract value for Contract Option C. We do not pay or withhold payment of trail commissions based on which investment options you select.


- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for both contract options offered for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

   - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

   - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

   - providing service to contract owners; and

   - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including withdrawal charges; and

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   71

PAYMENTS TO INVESTMENT PROFESSIONALS

- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER

RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, 2006 and the Quarterly Reports in Form 10-Q for the quarterly periods ended March 31, 2007 and June 30, 2007 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

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  72  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   73

                                   APPENDICES

                  TABLE OF CONTENTS AND CROSS-REFERENCE TABLE


APPENDIX NAME                                           PAGE #   CROSS-REFERENCE                                           PAGE #
 Appendix A: Example -- Market Value Adjustment (MVA)   p.  75   Guarantee Period Accounts (GPAs)                          p.  24
 Appendix B: Example -- Withdrawal Charges for
 Contract Option B                                      p.  77   Charges -- Withdrawal Charges                             p.  30
 Appendix C: Example -- Death Benefits                  p.  80   Benefits in Case of Death                                 p.  45
 Appendix D: Example -- Accumulation Protector                   Optional Benefits -- Accumulation Protector Benefit(SM)
 Benefit(SM) Rider                                      p.  82   Rider                                                     p.  49
 Appendix E: Example -- SecureSource(SM) Riders         p.  84   Optional Benefits -- SecureSource(SM) Riders              p.  51
 Appendix F: SecureSource(SM) Riders -- Additional RMD
 Disclosure                                             p.  89   Optional Benefits -- SecureSource(SM) Riders              p.  51
 Appendix G: Example -- Benefit Protector(SM) Death              Optional Benefits -- Benefit Protector(SM) Death Benefit
 Benefit Rider                                          p.  90   Rider                                                     p.  63
 Appendix H: Example -- Benefit Protector(SM) Plus               Optional Benefits -- Benefit Protector(SM) Plus Death
 Death Benefit Rider                                    p.  92   Benefit Rider                                             p.  64
 Appendix I: Guarantor Withdrawal Benefit for Life(SM)
 Rider Disclosure                                       p.  93   N/A


The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, DCA fixed account, and one-year fixed account and the fees and charges that apply to your contract.


The examples of death benefits and optional riders in appendices C through E and appendix I include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


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  74  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as "early withdrawals."

ASSUMPTIONS:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your guarantee period.


Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.



EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate and, so the MVA will be negative.



EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.


SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

       EARLY WITHDRAWAL AMOUNT X [(1 + I) / (1 + J + .001)](N/12) - 1 = MVA

      Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.


              j = current rate for a new guaranteed period equal to the
                remaining term in the current Guarantee Period.



              n = number of months remaining in the current guarantee period
                (rounded up).


EXAMPLES -- MVA

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA;

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your guarantee period.


EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:


       $1,000 X [1.030 / (1 + .035 + .001)](84/12) - 1 = -$39.84

In this example, the MVA is a negative $39.84.


EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:


       $1,000 X [1.030 / (1 + .025 + .001)](84/12) - 1 = $27.61

In this example, the MVA is a positive $27.61.

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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   75

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6% due to the withdrawal charge schedule under contract Option B. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA (and any applicable withdrawal charge under contract Option B), unless you request otherwise.



The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.


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  76  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES FOR CONTRACT OPTION B


For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:


1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected a SecureSource(SM) rider or the Guarantor Withdrawal Benefit for Life(SM) rider, and the greater of your remaining annual lifetime payment and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

       PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA, the one-year fixed account or the DCA fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.


The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for Contract Option B with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   77

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:



This is an example of how we calculate the withdrawal charge for a full withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:


ASSUMPTIONS:


- We receive a single $50,000 purchase payment; and



- you withdraw the contract for its total value during the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and



- you have made no prior withdrawals.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                      CONTRACT WITH GAIN   CONTRACT WITH LOSS
                         Contract Value at time of full withdrawal:       $60,000.00           $40,000.00
                               Contract Value on prior anniversary:        58,000.00            42,000.00

STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                                            Current Contract Value:        60,000.00            40,000.00
                       less purchase payment still in the contract:        50,000.00            50,000.00
                                                                          ----------           ----------
                  Earnings in the contact (but not less than zero):        10,000.00                 0.00

STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                          Earnings in the contract:        10,000.00                 0.00
                     10% of the prior anniversary's Contract Value:         5,800.00             4,200.00
                                                                          ----------           ----------
                                                               TFA:        10,000.00             4,200.00

STEP 3. Now we can determine how much of the purchase payment is being withdrawn (PPW) as follows:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

             XSF = amount by which 10% of the prior anniversary's               0.00             4,200.00
                   contract value exceeds earnings
             ACV = amount withdrawn in excess of earnings                  50,000.00            40,000.00
              CV = total contract value just prior to current              60,000.00            40,000.00
                   withdrawal
             TFA = from Step 2                                             10,000.00             4,200.00
           PPNPW = purchase payment not previously withdrawn               50,000.00            50,000.00

STEP 4.  We then calculate the withdrawal charge as:
                                                               PPW:        50,000.00            50,000.00
                                                          less XSF:            (0.00)           (4,200.00)
                                                                          ----------           ----------
                      amount of PPW subject to a withdrawal charge:        50,000.00            45,800.00
                          multiplied by the withdrawal charge rate:           x 6.0%               x 6.0%
                                                                          ----------           ----------
                                                 withdrawal charge:         3,000.00             2,748.00

STEP 5.  The value you will receive as a result of your full withdrawal is determined as:
                                          Contract Value withdrawn:        60,000.00            40,000.00
                                                 WITHDRAWAL CHARGE:        (3,000.00)           (2,748.00)
                   Contract charge (assessed upon full withdrawal):           (40.00)              (40.00)
                                                                          ----------           ----------
                                      NET FULL WITHDRAWAL PROCEEDS:       $56,960.00           $37,212.00

--------------------------------------------------------------------------------
  78  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:



This is an example of how we calculate the withdrawal charge for a partial withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:


ASSUMPTIONS:


- We receive a single $50,000 purchase payment; and



- you request a partial withdrawal of $15,000 during the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and



- you have made no prior withdrawals.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------


                                                                      CONTRACT WITH GAIN   CONTRACT WITH LOSS
                      Contract Value at time of partial withdrawal:       $60,000.00           $40,000.00
         ..........................................................
                               Contract Value on prior anniversary:        58,000.00            42,000.00

STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:
                                            Current Contract Value:        60,000.00            40,000.00
                       less purchase payment still in the contract:        50,000.00            50,000.00
                                                                          ----------           ----------
                  Earnings in the contact (but not less than zero):        10,000.00                 0.00

STEP 2.  Next, we determine the TFA available in the contract as the greatest of the following values:
                                          Earnings in the contract:        10,000.00                 0.00
                     10% of the prior anniversary's Contract Value:         5,800.00             4,200.00
                                                                          ----------           ----------
                                                               TFA:        10,000.00             4,200.00

STEP 3. Now we can determine how much of the purchase payment is being withdrawn (PPW) as:

               PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

             XSF = amount by which 10% of the prior anniversary's               0.00             4,200.00
         contract value exceeds earnings
             ACV = amount withdrawn in excess of earnings                   5,319.15            15,897.93
              CV = total contract value just prior to current              60,000.00            40,000.00
                   withdrawal
             TFA = from Step 2                                             10,000.00             4,200.00
           PPNPW = purchase payment not previously withdrawn               50,000.00            50,000.00

STEP 4.  We then calculate the withdrawal charge as:
                                                               PPW:         5,319.15            19,165.51
                                                          less XSF:            (0.00)           (4,200.00)
                                                                          ----------           ----------
                      amount of PPW subject to a withdrawal charge:         5,319.15            14,965.51
                          multiplied by the withdrawal charge rate:           x 6.0%               x 6.0%
                                                                          ----------           ----------
                                                 withdrawal charge:           319.15               897.93

STEP 5.  The value you will receive as a result of your full withdrawal is determined as:
                                          Contract Value withdrawn:        15,319.15            15,897.93
                                                 WITHDRAWAL CHARGE:          (319.15)             (897.93)
                                                                          ----------           ----------
                                      NET FULL WITHDRAWAL PROCEEDS:       $15,000.00           $15,000.00


--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   79

APPENDIX C: EXAMPLE -- DEATH BENEFITS

EXAMPLE -- ROP DEATH BENEFIT
ASSUMPTIONS:


- You purchase the contract with a payment of $20,000. You select contract Option B; and



- on the first contract anniversary you make an additional purchase payment of $5,000; and



- during the second contract year the contract value falls to $22,000 and you take a $1,500 partial withdrawal, including withdrawal charge; and



- during the third contract year the contract value grows to $23,000.



   WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
   1. Contract value at death:                                                                 $23,000.00
                                                                                               ----------
   2. Purchase payments minus adjusted partial withdrawals:
          Total purchase payments:                                                             $25,000.00
          minus adjusted partial withdrawals calculated as:
          $1,500 x $25,000
          ----------------  =                                                                   -1,704.55
              $22,000                                                                          ----------
          for a death benefit of:                                                              $23,295.45
                                                                                               ----------


   ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO
   VALUES:                                                            $23,295.45

EXAMPLE -- MAV DEATH BENEFIT
ASSUMPTIONS:


- You purchase the contract with a payment of $25,000. You select contract Option B; and



- on the first contract anniversary the contract value grows to $26,000; and



- during the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including withdrawal charge) partial withdrawal, leaving a contract value of $20,500.



   WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS
   FOLLOWS:
   1. CONTRACT VALUE AT DEATH:                                                                 $20,500.00
                                                                                               ----------
   2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
          Total purchase payments:                                                             $25,000.00
          minus adjusted partial withdrawals, calculated as:
          $1,500 x $25,000
          ----------------  =                                                                   -1,704.55
              $22,000
                                                                                               ----------
          for a death benefit of:                                                              $23,295.45
                                                                                               ----------
   3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
          Greatest of your contract anniversary values:                                        $26,000.00
          plus purchase payments made since the prior anniversary:
          minus the death benefit adjusted partial withdrawals, calculated as:                      +0.00
          $1,500 x $26,000
          ----------------  =                                                                   -1,772.73
              $22,000                                                                          ----------
          for a death benefit of:                                                              $24,227.27
                                                                                               ----------


   THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES,
   WHICH IS THE MAV:                                                  $24,227.27

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT

ASSUMPTIONS:


- You purchase the contract with a payment of $25,000 with $5,000 allocated to the GPAs and $20,000 allocated to the subaccounts. You select Contract Option B; and



- on the first contract anniversary, the GPA value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and



- during the second contract year the GPA value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal (including withdrawal charges) all from the subaccounts, leaving the contract value at $22,800.

--------------------------------------------------------------------------------
  80  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

   THE DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES, IS CALCULATED AS
   FOLLOWS:
   1. CONTRACT VALUE AT DEATH:                                                                 $22,800.00
                                                                                               ----------
   2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
          Total purchase payments:                                                             $25,000.00
          minus adjusted partial withdrawals, calculated as:
          $1,500 x $25,000
          ----------------  =                                                                   -1,543.21
              $24,300                                                                          ----------
          for a death benefit of:                                                              $23,456.79
                                                                                               ----------
   3. THE 5% VARIABLE ACCOUNT FLOOR:
          The variable account floor on the first contract anniversary, calculated as: 1.05    $21,000.00
          x $20,000 =
          plus amounts allocated to the subaccounts since that anniversary:                         +0.00
          minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:
          $1,500 x $21,000
          ----------------  =                                                                  -$1,657.89
              $19,000                                                                          ----------
          variable account floor benefit:                                                      $19,342.11
          plus the GPA value:                                                                   +5,300.00
          5% variable account floor (value of the GPAs, one-year fixed account and the variable
          account floor):                                                                      $24,642.11
                                                                                               ----------


   THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES,
   WHICH IS THE 5% VARIABLE ACCOUNT FLOOR:                            $24,642.11

EXAMPLE -- ENHANCED DEATH BENEFIT
ASSUMPTIONS:


- You purchase the contract with a payment of $25,000 with $5,000 allocated to the GPAs and $20,000 allocated to the subaccounts. You select Contract Option B; and



- on the first contract anniversary, the GPAs value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and



- during the second contract year, the GPA value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal (including withdrawal charges) all from the subaccounts, leaving the contract value at $22,800.


--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   81

   THE DEATH BENEFIT DURING THE SECOND CONTRACT YEAR, WHICH IS THE GREATEST OF FOUR VALUES,
   IS CALCULATED AS FOLLOWS:
   1. CONTRACT VALUE AT DEATH:                                                                 $22,800.00
                                                                                               ----------
   2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
          Total purchase payments:                                                             $25,000.00
          minus adjusted partial withdrawals, calculated as:
          $1,500 x $25,000
          ----------------  =                                                                   -1,543.21
              $24,300                                                                          ----------
          for a ROP Death Benefit of:                                                          $23,456.79
                                                                                               ----------
   3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE DATE OF DEATH:
          The MAV on the immediately preceding anniversary:                                    $25,000.00
          plus purchase payments made since that anniversary:                                       +0.00
          minus adjusted partial withdrawals made since that anniversary, calculated as:
          $1,500 x $25,000
          ----------------  =                                                                   -1,543.21
              $24,300                                                                          ----------
          for a MAV Death Benefit of:                                                          $23,456.79
                                                                                               ----------
   4. THE 5% VARIABLE ACCOUNT FLOOR:
          The variable account floor on the first contract anniversary,
          calculated as: 1.05 x $20,000                                                        $21,000.00
          plus amounts allocated to the subaccounts since that anniversary:                         +0.00
          minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:
          $1,500 x $21,000
          ----------------  =                                                                  -$1,657.89
              $19,000                                                                          ----------
          variable account floor benefit:                                                      $19,342.11
          plus the GPA value:                                                                   +5,300.00
          5% variable account floor (value of the GPAs and the variable account floor):        $24,642.11
                                                                                               ----------


   EDB, CALCULATED AS THE GREATEST OF THESE FOUR VALUES, WHICH IS THE 5%
   VARIABLE ACCOUNT FLOOR:                                            $24,642.11

APPENDIX D: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

AUTOMATIC STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) in the second, third and seventh contract anniversaries. These increases occur because of the automatic step up feature of the rider. The automatic step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.

ASSUMPTIONS:


- You purchase a contract with a seven-year withdrawal schedule with a payment of $125,000; and


- you make no additional purchase payments to the contract; and

- you take partial withdrawals from the contract on the fifth and eighth contract anniversaries in the amounts of $2,000 and $5,000, respectively; and

- contract values increase or decrease according to the hypothetical assumed net rate of return; and

- you do not exercise the elective step up option available under the rider; and

- you do not change model portfolios.

--------------------------------------------------------------------------------
  82  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

Based on these assumptions, the waiting period expires at the end of the 10th contract year. The rider then ends. On the benefit date the hypothetical assumed contract value is $108,118 and the MCAV is $136,513, so the contract value would be reset to equal the MCAV, or $136,513.

                                                                       MCAV       HYPOTHETICAL    HYPOTHETICAL
CONTRACT                                                             ADJUSTED       ASSUMED         ASSUMED
DURATION                                 PURCHASE      PARTIAL       PARTIAL        NET RATE        CONTRACT
IN YEARS                                 PAYMENTS    WITHDRAWALS    WITHDRAWAL     OF RETURN         VALUE          MCAV
 At Issue                                $125,000      $  N/A         $  N/A           N/A          $125,000      $125,000
 1                                             0            0              0          12.0%          140,000       125,000
 2                                             0            0              0          15.0%          161,000       128,800(2)
 3                                             0            0              0           3.0%          165,830       132,664(2)
 4                                             0            0              0          -8.0%          152,564       132,664
 5                                             0        2,000          2,046         -15.0%          127,679       130,618
 6                                             0            0              0          20.0%          153,215       130,618
 7                                             0            0              0          15.0%          176,197       140,958(2)
 8                                             0        5,000          4,444         -10.0%          153,577       136,513
 9                                             0            0              0         -20.0%          122,862       136,513
 10 (1)                                        0            0              0         -12.0%          108,118       136,513

(1) The APB benefit date.
(2) These values indicate where the automatic step up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

- If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

- Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.

ELECTIVE STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) on the first, second, third and seventh contract anniversaries. These increases occur only if you exercise the elective step up option within 30 days following the contract anniversary. The contract value on the date we receive your written request to step up must be greater than the MCAV on that date. The elective step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.

ASSUMPTIONS:


- You purchase a contract with a seven-year withdrawal schedule with a payment of $125,000; and


- you make no additional purchase payments to the contract; and

- you take partial withdrawals from the contract on the fifth, eighth and thirteenth contract anniversaries in the amounts of $2,000, $5,000 and $7,500, respectively; and

- contract values increase or decrease according to the hypothetical assumed net rate of return; and,

- the elective step up is exercised on the first, second, third and seventh contract anniversaries; and

- you do not change model portfolios.

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   83

Based on these assumptions, the 10 year waiting period restarts each time you exercise the elective step up option (on the first, second, third and seventh contract anniversaries in this example). The waiting period expires at the end of the 10th contract year following the last exercise of the elective step up option. When the waiting period expires, the rider ends. On the benefit date the hypothetical assumed contract values is $99,198 and the MCAV is $160,117, so the contract value would be reset to equal the MCAV, or $160,117.

               YEARS                                      MCAV       HYPOTHETICAL    HYPOTHETICAL
CONTRACT    REMAINING IN                                ADJUSTED       ASSUMED         ASSUMED
DURATION    THE WAITING     PURCHASE      PARTIAL       PARTIAL        NET RATE        CONTRACT
IN YEARS       PERIOD       PAYMENTS    WITHDRAWALS    WITHDRAWAL     OF RETURN         VALUE          MCAV
 At Issue        10         $125,000      $  N/A         $  N/A           N/A          $125,000      $125,000
 1               10(2)            0            0              0          12.0%          140,000       140,000(3)
 2               10(2)            0            0              0          15.0%          161,000       161,000(3)
 3               10(2)            0            0              0           3.0%          165,830       165,830(3)
 4                9               0            0              0          -8.0%          152,564       165,830
 5                8               0        2,000          2,558         -15.0%          127,679       163,272
 6                7               0            0              0          20.0%          153,215       163,272
 7               10(2)            0            0              0          15.0%          176,197       176,197(3)
 8                9               0        5,000          5,556         -10.0%          153,577       170,642
 9                8               0            0              0         -20.0%          122,862       170,642
 10               7               0            0              0         -12.0%          108,118       170,642
 11               6               0            0              0           3.0%          111,362       170,642
 12               5               0            0              0           4.0%          115,817       170,642
 13               4               0        7,500         10,524           5.0%          114,107       160,117
 14               3               0            0              0           6.0%          120,954       160,117
 15               2               0            0              0          -5.0%          114,906       160,117
 16               1               0            0              0         -11.0%          102,266       160,117
 17 (1)           0               0            0              0          -3.0%           99,198       160,117

(1) The APB benefit date.
(2) The waiting period restarts when the elective step up is exercised.
(3) These values indicate when the elective step up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

- If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

- Exercising the elective step up provision may result in an increase in the charge that you pay for this rider.

- Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.


APPENDIX E: EXAMPLE -- SECURESOURCE(SM) RIDERS



EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:


- You purchase the contract with a seven-year withdrawal charge schedule with a payment of $100,000 and make no additional payments to the contract.


- You are the sole owner and also the annuitant. You are age 60.


- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


--------------------------------------------------------------------------------
  84  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

                                                    HYPOTHETICAL
CONTRACT                                              ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                 PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                 PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 0.5                           0         5,000          92,000       100,000      95,000     7,000     2,000
 1                             0             0          90,000        90,000(1)   90,000(1)  6,300     6,300
 2                             0             0          81,000        90,000      90,000     6,300     6,300
 5                             0             0          75,000        90,000      90,000     6,300     6,300
 5.5                           0         5,400          70,000        90,000      84,600     6,300       900
 6                             0             0          69,000        90,000      84,600     6,300     6,300
 6.5                           0         6,300          62,000        90,000      78,300     6,300         0
 7                             0             0          64,000        90,000      78,300     6,300     6,300
 7.5                           0        10,000          51,000        51,000(4)   51,000(4)  3,570         0
 8                             0             0          55,000        55,000      55,000     3,850     3,850


CONTRACT                 LIFETIME WITHDRAWAL BENEFIT
DURATION                 ---------------------------
IN YEARS                  ALP           RALP
 At Issue                $  N/A        $  N/A
 0.5                        N/A           N/A
 1                          N/A           N/A
 2                          N/A           N/A
 5                        5,400(2)      5,400(2)
 5.5                      5,400             0
 6                        5,400         5,400
 6.5                      3,720(3)          0
 7                        3,840         3,840
 7.5                      3,060(4)          0
 8                        3,300         3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the Covered Person reaches age 65 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   85

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:


- You purchase the contract with a seven-year withdrawal charge schedule with a payment of $100,000 and make no additional payments to the contract.


- You are the sole owner and also the annuitant. You are age 65.


- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.



- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new covered person.

                                                     HYPOTHETICAL
CONTRACT                                               ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 1                              0             0         105,000       105,000     105,000     7,350     7,000(1)
 2                              0             0         110,000       110,000     110,000     7,700     7,000(1)
 3                              0             0         110,000       110,000     110,000     7,700     7,700(2)
 3.5                            0         6,600         110,000       110,000     103,400     7,700     1,100
 4                              0             0         115,000       115,000     115,000     8,050     8,050
 4.5                            0         8,050         116,000       115,000     106,950     8,050         0
 5                              0             0         120,000       120,000     120,000     8,400     8,400
 5.5                            0        10,000         122,000       120,000(4)  110,000(4)  8,400         0
 6                              0             0         125,000       125,000     125,000     8,750     8,750
 6.5                            0             0         110,000       125,000     125,000     8,750     8,750
 7                              0             0         105,000       125,000     125,000     8,750     8,750


CONTRACT                  LIFETIME WITHDRAWAL BENEFIT
DURATION                  ---------------------------
IN YEARS                   ALP           RALP
 At Issue                 $6,000        $6,000
 1                         6,300         6,000(1)
 2                         6,600         6,000(1)
 3                         6,600         6,600(2)
 3.5                       6,600             0
 4                         6,900         6,900
 4.5                       6,900(3)          0
 5                         7,200         7,200
 5.5                       7,200(4)          0
 6                         7,500         7,500
 6.5                       6,600(5)      6,600(5)
 7                         6,600         6,600

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.


(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.

--------------------------------------------------------------------------------
  86  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:


- You purchase the contract with a seven-year withdrawal charge schedule with a payment of $100,000 and make no additional payments to the contract.


- You are age 59 and your spouse is age 60.


- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                                    HYPOTHETICAL
CONTRACT                                              ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                 PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                 PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 0.5                           0         5,000          92,000       100,000      95,000     7,000     2,000
 1                             0             0          90,000        90,000(1)   90,000(1)  6,300     6,300
 2                             0             0          81,000        90,000      90,000     6,300     6,300
 6                             0             0          75,000        90,000      90,000     6,300     6,300
 6.5                           0         5,400          70,000        90,000      84,600     6,300       900
 7                             0             0          69,000        90,000      84,600     6,300     6,300
 7.5                           0         6,300          62,000        90,000      78,300     6,300         0
 8                             0             0          64,000        90,000      78,300     6,300     6,300
 8.5                           0        10,000          51,000        51,000(4)   51,000(4)  3,570         0
 9                             0             0          55,000        55,000      55,000     3,850     3,850
 9.5                           0             0          54,000        55,000      55,000     3,850     3,850
 10                            0             0          52,000        55,000      55,000     3,850     3,850


CONTRACT                 LIFETIME WITHDRAWAL BENEFIT
DURATION                 ---------------------------
IN YEARS                  ALP           RALP
 At Issue                $  N/A        $  N/A
 0.5                        N/A           N/A
 1                          N/A           N/A
 2                          N/A           N/A
 6                        5,400(2)      5,400(2)
 6.5                      5,400             0
 7                        5,400         5,400
 7.5                      3,720(3)          0
 8                        3,840         3,840
 8.5                      3,060(4)          0
 9                        3,300         3,300
 9.5                      3,300         3,300
 10                       3,300         3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse's death or the RBA is reduced to zero.


(1) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 65 as 6% of the RBA.

(2) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   87

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.


ASSUMPTIONS:


- You purchase the contract with a seven-year withdrawal charge schedule with a payment of $100,000 and make no additional payments to the contract


- You are age 71 and your spouse is age 70.


- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                                     HYPOTHETICAL
                                                       ASSUMED               BASIC WITHDRAWAL BENEFIT
CONTRACT                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
DURATION                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 1                              0             0         105,000       105,000     105,000     7,350     7,000(1)
 2                              0             0         110,000       110,000     110,000     7,700     7,000(1)
 3                              0             0         110,000       110,000     110,000     7,700     7,700(2)
 3.5                            0         6,600         110,000       110,000     103,400     7,700     1,100
 4                              0             0         115,000       115,000     115,000     8,050     8,050
 4.5                            0         8,050         116,000       115,000     106,950     8,050         0
 5                              0             0         120,000       120,000     120,000     8,400     8,400
 5.5                            0        10,000         122,000       120,000(4)  110,000(4)  8,400         0
 6                              0             0         125,000       125,000     125,000     8,750     8,750
 6.5                            0             0         110,000       125,000     125,000     8,750     8,750
 7                              0             0         105,000       125,000     125,000     8,750     8,750


                          LIFETIME WITHDRAWAL BENEFIT
CONTRACT                  ---------------------------
DURATION                   ALP           RALP
 At Issue                 $6,000        $6,000
 1                         6,300         6,000(1)
 2                         6,600         6,000(1)
 3                         6,600         6,600(2)
 3.5                       6,600             0
 4                         6,900         6,900
 4.5                       6,900(3)          0
 5                         7,200         7,200
 5.5                       7,200(4)          0
 6                         7,500         7,500
 6.5                       7,500         7,500
 7                         7,500         7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.


(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

--------------------------------------------------------------------------------
  88  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

APPENDIX F: SECURESOURCE(SM) RIDERS -- ADDITIONAL RMD DISCLOSURE



This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under a SecureSource(SM) rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to discontinue this administrative practice at any time upon 30 days' written notice to you.


For owners subject to RMD rules under Section 401(a)(9) amounts you withdraw to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,


    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.


    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource(SM) rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource(SM) rider.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1) determined by us each calendar year;

(2) based solely on the value of the contract to which the SecureSource(SM) rider is attached as of the date we make the determination;

(3) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

     1. an individual retirement annuity (Section 408(b));

     2. a Roth individual retirement account (Section 408A);

     3. a Simplified Employee Pension plan (Section 408(k));

     4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your SecureSource(SM) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   89

APPENDIX G: EXAMPLE -- BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR(SM)

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 on May 1, 2006 and you and the annuitant are under age 70; and


- you select contract Option B with the MAV Death Benefit.



  On Nov. 1, 2006 the contract value grows to $105,000. The
  MAV Death Benefit on Nov. 1, 2006 equals the contract
  value. You have not reached the first contract anniversary so the Benefit Protector(SM) does not provide any
  additional benefit at this time.
  On May 1, 2007 the contract value grows to $110,000. The
  death benefit on May 1, 2007 equals:
     MAV death benefit (contract value):                       $110,000
     plus the Benefit Protector(SM) benefit which equals 40%
     of earnings at death
     (MAV death benefit minus payments not previously
     withdrawn):
     0.40 X ($110,000 - $100,000) =                              +4,000
                                                               --------
  Total death benefit of:                                      $114,000
  On May 1, 2008 the contract value falls to $105,000. The
  death benefit on May 1, 2008 equals:
     MAV death benefit (MAV):                                  $110,000
     plus the Benefit Protector(SM) benefit (40% of earnings
     at death):
     0.40 X ($110,000 - $100,000) =                              +4,000
                                                               --------
  Total death benefit of:                                      $114,000
  On June 1, 2008 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge for contract Option B. We
  will withdraw $10,500 from your contract value free of
  charge (10% of your prior anniversary's contract value).
  The remainder of the withdrawal is subject to a 7%
  withdrawal charge because your payment is in the third
  year of the withdrawal charge schedule, so we will
  withdraw $39,500 ($36,735 + $2,765 in withdrawal charges)
  from your contract value. Altogether, we will withdraw
  $50,000 and pay you $47,235. We calculate purchase
  payments not previously withdrawn as $100,000 - $45,000 =
  $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on June 1, 2008
  equals:
     MAV Death Benefit (MAV adjusted for partial
     withdrawals):                                             $ 57,619
     plus the Benefit Protector(SM) benefit (40% of earnings
     at death):
     0.40 X ($57,619 - $55,000) =                                +1,048
                                                               --------
  Total death benefit of:                                      $ 58,667
  On May 1, 2009 the contract value falls to $40,000. The
  death benefit on May 1, 2009 equals the death benefit on
  June 1, 2008. The reduction in contract value has no
  effect.
  On May 1, 2015 the contract value grows to a new high of
  $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old.
  The death benefit on May 1, 2015 equals:
     MAV Death Benefit (contract value):                       $200,000
     plus the Benefit Protector(SM) benefit (40% of earnings
     at death, up to a maximum of 100% of purchase payments
     not previously withdrawn that are one or more years
     old)                                                       +55,000
                                                               --------
  Total death benefit of:                                      $255,000
  On Nov. 1, 2015 you make an additional purchase payment of
  $50,000. Your new contract value is now $250,000. The new
  purchase payment is less than one year old and so it has
  no effect on the Benefit Protector(SM) value. The death
  benefit on Nov. 1, 2015 equals:
     MAV Death Benefit (contract value):                       $250,000
     plus the Benefit Protector benefit (40% of earnings at
     death, up to a maximum of 100% of purchase payments not
     previously withdrawn that are one or more years old)       +55,000
                                                               --------
  Total death benefit of:                                      $305,000


--------------------------------------------------------------------------------
  90  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

  On Nov. 1, 2015 the contract value remains $250,000 and
  the "new" purchase payment is one year old and the value
  of the Benefit Protector changes. The death benefit on
  Nov. 1, 2015 equals:
     MAV Death Benefit (contract value):                       $250,000
     plus the Benefit Protector benefit which equals 40% of
     earnings at death (MAV death benefit minus payments not
     previously withdrawn):
     0.40 X ($250,000 - $105,000) =                             +58,000
                                                               --------
  Total death benefit on Nov. 1, 2016 of:                      $308,000

--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   91

APPENDIX H: EXAMPLE -- BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR(SM) PLUS

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 on May 1, 2006 and you and the annuitant are under age 70; and


- you select contract Option B with the MAV Death Benefit.



  On Nov. 1, 2006 the contract value grows to $105,000. The
  MAV Death Benefit on Nov. 1, 2006 equals the contract
  value. You have not reached the first contract anniversary so the Benefit Protector(SM) Plus does not provide any
  additional benefit at this time.
  On May 1, 2007 the contract value grows to $110,000. You
  have not reached the second contract anniversary so the
  Benefit Protector(SM) Plus does not provide any benefit
  beyond what is provided by the Benefit Protector(SM) at
  this time. The death benefit on May 1, 2007 equals:
     MAV Death Benefit (contract value):                       $110,000
     plus the Benefit Protector(SM) Plus benefit which
     equals 40% of earnings at death (MAV Death Benefit
     minus payments not previously withdrawn):
     0.40 X ($110,000 - $100,000) =                              +4,000
                                                               --------
  Total death benefit of:                                      $114,000
  On May 1, 2008 the contract value falls to $105,000. The
  death benefit on May 1, 2008 equals:
     MAV Death Benefit (MAV):                                  $110,000
     plus the Benefit Protector(SM) Plus benefit which
     equals 40% of earnings at death:
     0.40 X ($110,000 - $100,000) =                              +4,000
     plus 10% of purchase payments made within 60 days of
     contract issue
     and not previously withdrawn: 0.10 X $100,000 =            +10,000
                                                               --------
  Total death benefit of:                                      $124,000
  On June 1, 2008 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge for contract Option B. We
  will withdraw $10,500 from your contract value free of
  charge (10% of your prior anniversary's contract value).
  The remainder of the withdrawal is subject to a 7%
  withdrawal charge because your payment is in the third
  year of the withdrawal charge schedule, so we will
  withdraw $39,500 ($36,735 + $2,765 in withdrawal charges)
  from your contract value. Altogether, we will withdraw
  $50,000 and pay you $47,235. We calculate purchase
  payments not previously withdrawn as $100,000 - $45,000 =
  $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on June 1, 2008
  equals:
     MAV Death Benefit (MAV adjusted for partial
     withdrawals):                                             $ 57,619
     plus the Benefit Protector(SM) Plus benefit which
     equals 40% of earnings at death:
     0.40 X ($57,619 - $55,000) =                                +1,048
     plus 10% of purchase payments made within 60 days of
     contract issue
     and not previously withdrawn: 0.10 X $55,000 =              +5,500
                                                               --------
  Total death benefit of:                                      $ 64,167
  On May 1, 2009 the contract value falls to $40,000. The
  death benefit on May 1, 2009 equals the death benefit on
  June 1, 2008. The reduction in contract value has no
  effect.
  On May 1, 2015 the contract value grows to a new high of
  $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract
  anniversary the Benefit Protector(SM) Plus also reaches
  its maximum of 20%. The death benefit on May 1, 2015
  equals:
     MAV Death Benefit (contract value):                       $200,000
     plus the Benefit Protector(SM) Plus benefit which
     equals 40% of earnings at death, up to a maximum of
     100% of purchase payments not previously withdrawn that
     are one or more years old                                  +55,000
     plus 20% of purchase payments made within 60 days of
     contract issue and not previously withdrawn: 0.20 X
     $55,000 =                                                  +11,000
                                                               --------
  Total death benefit of:                                      $266,000


--------------------------------------------------------------------------------
  92  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

  On Nov. 1, 2015 you make an additional purchase payment of
  $50,000. Your new contract value is now $250,000. The new
  purchase payment is less than one year old and so it has
  no effect on the Benefit Protector(SM) Plus value. The
  death benefit on Nov. 1, 2015 equals:
     MAV Death Benefit (contract value):                       $250,000
     plus the Benefit Protector(SM) Plus benefit which
     equals 40% of earnings at death, up to a maximum of
     100% of purchase payments not previously withdrawn that
     are one or more years old                                  +55,000
     plus 20% of purchase payments made within 60 days of
     contract issue and not previously withdrawn: 0.20 X
     $55,000 =                                                  +11,000
                                                               --------
  Total death benefit of:                                      $316,000
  On Nov. 1, 2016 the contract value remains $250,000 and
  the "new" purchase payment is one year old. The value of
  the Benefit Protector(SM) Plus remains constant. The death benefit on Nov. 1, 2016 equals:
     MAV Death Benefit (contract value):                       $250,000
     plus the Benefit Protector(SM) Plus benefit which
     equals 40% of earnings at death (MAV Death Benefit
     minus payments not previously withdrawn):
     0.40 X ($250,000 - $105,000) =                             +58,000
     plus 20% of purchase payments made within 60 days of
     contract issue
     and not previously withdrawn: 0.20 X $55,000 =             +11,000
                                                               --------
  Total death benefit on Nov. 1, 2016 of:                      $319,000


APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER



GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER



The Guarantor Withdrawal Benefit for Life(SM) rider is an optional benefit that you may select for an additional annual charge if (1):



- the rider is available in your state; and



- you and the annuitant are 80 or younger on the date the contract is issued.



(1) The Guarantor Withdrawal Benefit for Life(SM) rider is not available under an inherited qualified annuity.



You must elect the Guarantor Withdrawal Benefit for Life(SM) rider when you purchase your contract. The rider effective date will be the contract issue date.



The Guarantor Withdrawal Benefit for Life(SM) rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.



Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.



The Guarantor Withdrawal Benefit for Life(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.



Under the terms of the Guarantor Withdrawal Benefit for Life(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:



(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.


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


(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.



Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).



Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life(SM) rider guarantees that you may take the following partial withdrawal amounts each contract year:



- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;



- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;



- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;



- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.



If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).



If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).



Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.



If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").



The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").



If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.



You should consider whether the Guarantor Withdrawal Benefit for Life(SM) rider is appropriate for you because:



- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:



  (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At


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  94  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

      Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:



     (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or



     (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.



  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.



  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.



  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life(SM) rider will terminate.



- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program.") Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.



- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life(SM) rider, you may not elect the Accumulation Protector Benefit(SM) rider.



- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for Life(SM) rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions.



- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.



You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:



- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income.



- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.


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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   95

  For owners subject to RMD rules under Section 401(a)(9), our current administrative practice is to allow amounts you withdraw to satisfy these rules without applying excess withdrawal processing under the terms of the rider, subject to the following rules:



  (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,



     - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.



     - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.



     - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.



     - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life(SM) rider.



  (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,



     - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.



     - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.



     - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.



     - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life(SM) rider.



  (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,



     - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.



     - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.



  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:



  (1) determined by us each calendar year;



  (2) based solely on the value of the contract to which the Guarantor(SM) Withdrawal Benefit for Life(SM) rider is attached as of the date we make the determination; and



  (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:



     1. an individual retirement annuity (Section 408(b));



     2. a Roth individual retirement account (Section 408A);



     3. a Simplified Employee Pension plan (Section 408(k));



     4. a tax-sheltered annuity rollover (Section 403(b)).



  We reserve the right to discontinue our administrative practice described above and will give you 30 days' written notice of any such change.



  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life(SM) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.



  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by


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  96  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS
  us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.



- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor Withdrawal Benefit for Life(SM) rider may be of limited value to you.



For an example, see "Examples of Guarantor Withdrawal Benefit for Life(SM)" below.



KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER ARE DESCRIBED BELOW:



PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge and any market value adjustment.



WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.



GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.



THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:



- At contract issue -- the GBA is equal to the initial purchase payment.



- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.



- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.



- When you make a partial withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.



  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



GBA EXCESS WITHDRAWAL PROCESSING



The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:



(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and



(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.



REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.



THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:



- At contract issue -- the RBA is equal to the initial purchase payment.



- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).


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                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   97

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.



- When you make a partial withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.



  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



RBA EXCESS WITHDRAWAL PROCESSING



The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.



If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:



1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and



2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.



GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.



During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.



THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:



- At contract issue -- the GBP is established as 7% of the GBA value.



- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.



- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.



- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.



- When you make a partial withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the GBP remains unchanged.



  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.


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  98  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:



- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.



- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.



- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).



- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.



- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.



COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The Covered Person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.



ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65.



ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.



During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.



THE ALP IS DETERMINED AT THE FOLLOWING TIMES:



- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.



- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.



- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).



- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.



- When you make a partial withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the RALP -- the ALP remains unchanged.



  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.


--------------------------------------------------------------------------------
                   RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   99

ALP EXCESS WITHDRAWAL PROCESSING



The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.



THE RALP IS DETERMINED AT THE FOLLOWING TIMES:



- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:



  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.



  (b) At any other time -- the RALP is established equal to the ALP.



- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.



- At the beginning of any other contract year -- the RALP is set equal to ALP.



- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.



- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.



STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.



The annual step up is subject to the following rules:



- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.



- Only one step up is allowed each contract year.



- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.



- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.



- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.



- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.



- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.



The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:



- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.



- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.



- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.


--------------------------------------------------------------------------------
  100  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

- The total RBP will be reset as follows:



  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.



  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.



- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.



- The RALP will be reset as follows:



  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.



  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.



SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life(SM) rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:



- The GBA, RBA, and GBP values remain unchanged.



- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.



- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.



- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but not less than zero.



- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.



- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.



Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.



SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.



The spousal continuation step up is subject to the following rules:



- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.



It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.



At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.


--------------------------------------------------------------------------------
                  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   101

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:



1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:



   (a) receive the remaining schedule of GBPs until the RBA equals zero; or



   (b) wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.



We will notify you of this option. If no election is made, the ALP will be paid.



2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:



   (a) the remaining schedule of GBPs until the RBA equals zero; or



   (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero. We will notify you of this option. If no election is made, the ALP will be paid.



3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.



4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.



Under any of these scenarios:



- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;



- We will no longer accept additional purchase payments;



- You will no longer be charged for the rider;



- Any attached death benefit riders will terminate; and



- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.



The Guarantor Withdrawal Benefit for Life(SM) rider and the contract will terminate under either of the following two scenarios:



- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.



- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.



AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).



If the contract value equals zero and the death benefit becomes payable, the following will occur:



- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.



- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.



- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.



CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:



- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.


--------------------------------------------------------------------------------
  102  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.



- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.



- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.



Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.



GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life(SM) rider.



Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").



This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.



This annuity payout option may also be elected by the beneficiary of a contract as a settlement option.



Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.



RIDER TERMINATION



The Guarantor Withdrawal Benefit for Life(SM) rider cannot be terminated either by you or us except as follows:



1. Annuity payouts under an annuity payout plan will terminate the rider.



2. Termination of the contract for any reason will terminate the rider.



EXAMPLES OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM)



EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.



ASSUMPTIONS:



- You purchase the contract with a payment of $100,000.



- You are the sole owner and also the annuitant. You are age 60.



- You make no additional payments to the contract.


--------------------------------------------------------------------------------
                  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   103

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                                     HYPOTHETICAL
CONTRACT                                               ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                  PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                  PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                 $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 0.5                            0         7,000          92,000       100,000      93,000     7,000         0
 1                              0             0          91,000       100,000      93,000     7,000     7,000
 1.5                            0         7,000          83,000       100,000      86,000     7,000         0
 2                              0             0          81,000       100,000      86,000     7,000     7,000
 5                              0             0          75,000       100,000      86,000     7,000     7,000
 5.5                            0         5,160          70,000       100,000      80,840     7,000     1,840
 6                              0             0          69,000       100,000      80,840     7,000     7,000
 6.5                            0         7,000          62,000       100,000      73,840     7,000         0
 7                              0             0          70,000       100,000      73,840     7,000     7,000
 7.5                            0        10,000          51,000        51,000(3)   51,000(3)  3,570         0
 8                              0             0          55,000        55,000      55,000     3,850     3,850


CONTRACT                  LIFETIME WITHDRAWAL BENEFIT
DURATION                  ---------------------------
IN YEARS                   ALP           RALP
 At Issue                 $  N/A        $  N/A
 0.5                         N/A           N/A
 1                           N/A           N/A
 1.5                         N/A           N/A
 2                           N/A           N/A
 5                         5,160(1)      5,160(1)
 5.5                       5,160             0
 6                         5,160         5,160
 6.5                       3,720(2)          0
 7                         4,200         4,200
 7.5                       3,060(3)          0
 8                         3,300         3,300



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.



(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.



(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.



ASSUMPTIONS:



- You purchase the contract with a payment of $100,000.



- You are the sole owner and also the annuitant. You are age 65.



- You make no additional payments to the contract.



- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                                    HYPOTHETICAL
CONTRACT                                              ASSUMED               BASIC WITHDRAWAL BENEFIT
DURATION                 PURCHASE      PARTIAL        CONTRACT      ----------------------------------------
IN YEARS                 PAYMENTS    WITHDRAWALS       VALUE          GBA         RBA        GBP       RBP
 At Issue                $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000
 1                             0             0         105,000       105,000     105,000     7,350     7,000(1)
 2                             0             0         110,000       110,000     110,000     7,700     7,000(1)
 3                             0             0         110,000       110,000     110,000     7,700     7,700(2)
 3.5                           0         6,600         110,000       110,000     103,400     7,700     1,100
 4                             0             0         115,000       115,000     115,000     8,050     8,050
 4.5                           0         8,050         116,000       115,000     106,950     8,050         0
 5                             0             0         120,000       120,000     120,000     8,400     8,400
 5.5                           0        10,000         122,000       120,000(4)  110,000(4)  8,400         0
 6                             0             0         125,000       125,000     125,000     8,750     8,750


CONTRACT                 LIFETIME WITHDRAWAL BENEFIT
DURATION                 ---------------------------
IN YEARS                  ALP           RALP
 At Issue                $6,000        $6,000
 1                        6,300         6,000(1)
 2                        6,600         6,000(1)
 3                        6,600         6,600(2)
 3.5                      6,600             0
 4                        6,900         6,900
 4.5                     6,900(3)           0
 5                        7,200         7,200
 5.5                      7,200(4)          0
 6                        7,500         7,500



At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.


--------------------------------------------------------------------------------
  104  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.



(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.



(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
                  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS   105

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts..................... p.  3
Rating Agencies................................. p.  4
Revenues Received During Calendar Year 2006..... p.  4
Principal Underwriter........................... p.  5
Independent Registered Public Accounting Firm... p.  5
Condensed Financial Information (Unaudited)..... p.  6
Financial Statements

--------------------------------------------------------------------------------
  106  RIVERSOURCE ENDEAVOR PLUS VARIABLE ANNUITY -- PROSPECTUS

PART B.


                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR





   EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY        RIVERSOURCE(R) PERSONAL PORTFOLIO VARIABLE
                                                                     ANNUITY
   EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY          RIVERSOURCE(R) PERSONAL PORTFOLIO PLUS
                                                                VARIABLE ANNUITY
    EVERGREEN NEW SOLUTIONS SELECT VARIABLE         RIVERSOURCE(R) PERSONAL PORTFOLIO PLUS(2)
                    ANNUITY                                     VARIABLE ANNUITY
    EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY         RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY
EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY      RIVERSOURCE(R) PLATINUM VARIABLE ANNUITY
   EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY         RIVERSOURCE(R) PREFERRED VARIABLE ANNUITY
  RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE       RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY
                    ANNUITY
   RIVERSOURCE(R) ENDEAVOR PLUS(SM) VARIABLE        RIVERSOURCE(R) SIGNATURE SELECT VARIABLE
                    ANNUITY                                          ANNUITY
    RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE       RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY
                    ANNUITY
  RIVERSOURCE(R) FLEXCHOICE VARIABLE ANNUITY      RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE
                                                                     ANNUITY
   RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE        WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY
                    ANNUITY
RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY      WELLS FARGO ADVANTAGE(R) SELECT VARIABLE
                                                                     ANNUITY
  RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY       WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE
                                                                     ANNUITY
  RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE         WELLS FARGO ADVANTAGE(R) BUILDER SELECT
                    ANNUITY                                     VARIABLE ANNUITY
  RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE       WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE
                    ANNUITY                                          ANNUITY
   RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT         WELLS FARGO ADVANTAGE CHOICE(SM) SELECT
               VARIABLE ANNUITY                                 VARIABLE ANNUITY
 RIVERSOURCE(R) NEW SOLUTIONS VARIABLE ANNUITY



                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT

            (previously American Enterprise Variable Annuity Account)

                                  JULY 30, 2007


RiverSource Variable Annuity Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437

S-6318-3 A (7/07)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies.................................................................   p.  4
Revenues Received During Calendar Year 2006.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Condensed Financial Information (Unaudited).....................................   p.  6
Financial Statements




 2    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, contact your investment professional. You also may view our current ratings by visiting the agency websites directly at:



A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2006

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.


--------------------------------------------------------------------------------------------


Fidelity(R) Variable Insurance Products                                       $14,119,393.11
Wanger Advisors Trust                                                         $ 9,994,792.02
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 9,889,398.02
American Century(R) Variable Portfolios, Inc.                                 $ 8,111,950.96
AllianceBernstein Variable Products Series Fund, Inc.                         $ 6,935,380.14
AIM Variable Insurance Funds                                                  $ 6,806,164.35
Goldman Sachs Variable Insurance Trust                                        $ 6,192,884.80
Oppenheimer Variable Account Funds                                            $ 5,619,718.04
Van Kampen Life Investment Trust                                              $ 4,719,402.91
MFS(R) Variable Insurance Trust(SM)                                           $ 3,669,262.58
Putnam Variable Trust                                                         $ 3,209,435.18
Wells Fargo Advantage Variable Trust Funds                                    $ 1,839,774.87
Evergreen Variable Annuity Trust                                              $ 1,525,346.92
Credit Suisse Trust                                                           $ 1,417,351.20
Janus Aspen Series                                                            $ 1,336,421.58
Lazard Retirement Series, Inc.                                                $ 1,320,263.36
Columbia Funds Variable Insurance Trust                                       $ 1,225,769.87
Third Avenue Variable Series Trust                                            $   988,460.13
Royce Capital Fund                                                            $   812,542.64
Pioneer Variable Contracts Trust                                              $   433,483.35
PIMCO Variable Insurance Trust                                                $   319,348.24
The Universal Institutional Funds, Inc.                                       $   208,788.04
Calvert Variable Series, Inc.                                                 $   201,270.34
Neuberger Berman Advisers Management Trust                                    $   157,988.04
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   143,753.64
STI Classic Variable Trust                                                    $    38,512.36
Premier VIT                                                                   $    13,581.86
Baron Capital Funds Trust                                                     $     7,097.88
J.P. Morgan Series Trust II                                                   $     4,376.19
Legg Mason Partners Variable Portfolios                                       $       885.00
--------------------------------------------------------------------------------------------


If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


 4    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which it offers on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Distributors and whose personnel are legally authorized to sell annuity products. Both RiverSource Distributors and RiverSource Life are ultimately controlled by Ameriprise Financial, Inc. The principal business address of RiverSource Distributors, Inc. is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the contracts. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2006: $290,026,122; 2005: $197,139,903;
and 2004: $122,265,642. Ameriprise Financial Services, Inc. retained no underwriting commission from the sale of the contracts.

Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2006 and 2005, and for each of the three years in the period ended Dec. 31, 2006, and the individual financial statements of the segregated asset subaccounts of the RiverSource Variable Annuity Account which includes Evergreen Essential(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Pathways(SM) Variable Annuity, Evergreen Pathways(SM) Select Variable Annuity, Evergreen Privilege(SM) Variable Annuity, RiverSource(R) AccessChoice Select Variable Annuity, RiverSource(R) Endeavor Select Variable Annuity, RiverSource(R) FlexChoice Variable Annuity, RiverSource(R) FlexChoice Select Variable Annuity, RiverSource(R) Galaxy Premier Variable Annuity, RiverSource(R) Innovations Variable Annuity, RiverSource(R) Innovations Select Variable Annuity, RiverSource(R) Innovations Classic Variable Annuity, RiverSource(R) Innovations Classic Select Variable Annuity, RiverSource(R) New Solutions Variable Annuity, RiverSource(R) Personal Portfolio Variable Annuity, RiverSource(R) Personal Portfolio Plus Variable Annuity, RiverSource(R) Personal Portfolio Plus2 Variable Annuity, RiverSource(R) Pinnacle Variable Annuity, RiverSource(R) Platinum Variable Annuity, RiverSource(R) Preferred Variable Annuity, RiverSource(R) Signature Variable Annuity, RiverSource(R) Signature Select Variable Annuity, RiverSource(R) Signature One Variable Annuity, RiverSource(R) Signature One Select Variable Annuity, Wells Fargo Advantage(R) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, Wells Fargo Advantage(R) Builder Variable Annuity, Wells Fargo Advantage(R) Builder Select Variable Annuity, Wells Fargo Advantage Choice(SM) Variable Annuity, and Wells Fargo Advantage Choice(SM) Select Variable Annuity at Dec. 31, 2006, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    5

CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (5/21/2002)
Accumulation unit value at beginning of period          $1.15   $1.10   $1.00   $0.76   $1.00      --      --
Accumulation unit value at end of period                $1.28   $1.15   $1.10   $1.00   $0.76      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    813     843     909     623     113      --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES* (5/30/2000)
Accumulation unit value at beginning of period          $0.75   $0.70   $0.66   $0.52   $0.69   $0.91   $1.00
Accumulation unit value at end of period                $0.79   $0.75   $0.70   $0.66   $0.52   $0.69   $0.91
Number of accumulation units outstanding at end of
  period (000 omitted)                                    299     337     331     410     506     646      12
*AIM V.I. Demographic Trends Fund, Series I Shares merged into AIM V.I. Capital Appreciation Fund, Series I
  Shares on Nov. 3, 2006.
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period          $1.40   $1.30   $1.24   $0.97   $1.00      --      --
Accumulation unit value at end of period                $1.47   $1.40   $1.30   $1.24   $0.97      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     11      11      11      12      --      --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period          $1.24   $1.15   $1.00   $0.75   $1.00      --      --
Accumulation unit value at end of period                $1.43   $1.24   $1.15   $1.00   $0.75      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     59      56      51      62      30      --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    254      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     24      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (5/21/2002)
Accumulation unit value at beginning of period          $1.18   $1.15   $1.07   $0.91   $1.00      --      --
Accumulation unit value at end of period                $1.30   $1.18   $1.15   $1.07   $0.91      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     86      66      29      38       9      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period          $0.45   $0.44   $0.42   $0.30   $0.51   $0.69   $1.00
Accumulation unit value at end of period                $0.48   $0.45   $0.44   $0.42   $0.30   $0.51   $0.69
Number of accumulation units outstanding at end of
  period (000 omitted)                                    482     552     588     655     372     364      44
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period          $1.11   $1.07   $0.97   $0.74   $0.97   $0.97   $1.00
Accumulation unit value at end of period                $1.28   $1.11   $1.07   $0.97   $0.74   $0.97   $0.97
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,482   1,471   1,573   1,510   1,341     640      31
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period          $0.67   $0.59   $0.55   $0.45   $0.65   $0.80   $1.00
Accumulation unit value at end of period                $0.66   $0.67   $0.59   $0.55   $0.45   $0.65   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                    934     882     881     893   1,003     741      47
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period          $1.25   $1.20   $1.14   $1.00   $1.00      --      --
Accumulation unit value at end of period                $1.36   $1.25   $1.20   $1.14   $1.00      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     59      48      40      30      10      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period          $1.11   $1.10   $1.07   $1.04   $1.00      --      --
Accumulation unit value at end of period                $1.14   $1.11   $1.10   $1.07   $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    971     927     861     792     241      --      --
-------------------------------------------------------------------------------------------------------------

 6    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1
  (5/30/2000)
Accumulation unit value at beginning of period          $1.14   $1.06   $0.98   $0.76   $0.91   $1.04   $1.00
Accumulation unit value at end of period                $1.28   $1.14   $1.06   $0.98   $0.76   $0.91   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                     76      85     109      78      92      83      25
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period          $1.43   $1.33   $1.23   $0.96   $1.00      --      --
Accumulation unit value at end of period                $1.59   $1.43   $1.33   $1.23   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    584     567     267     152       3      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period          $1.60   $1.52   $1.35   $0.99   $1.00      --      --
Accumulation unit value at end of period                $1.76   $1.60   $1.52   $1.35   $0.99      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    107     109      74      36       8      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period          $1.30   $1.30   $1.21   $1.04   $1.00      --      --
Accumulation unit value at end of period                $1.40   $1.30   $1.30   $1.21   $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    294     297     327     252      95      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period          $1.42   $1.23   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                $1.73   $1.42   $1.23   $1.05      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    180     142     109      57      --      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period          $1.63   $1.42   $1.21   $0.93   $1.00      --      --
Accumulation unit value at end of period                $1.98   $1.63   $1.42   $1.21   $0.93      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    327     333     336     225      31      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period          $0.77   $0.75   $0.71   $0.51   $0.69   $0.82   $1.00
Accumulation unit value at end of period                $0.81   $0.77   $0.75   $0.71   $0.51   $0.69   $0.82
Number of accumulation units outstanding at end of
  period (000 omitted)                                    256     264     332     414     338     422      97
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period          $1.45   $1.41   $1.33   $0.96   $1.00      --      --
Accumulation unit value at end of period                $1.52   $1.45   $1.41   $1.33   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    462     480     368     237      86      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period          $1.99   $1.81   $1.52   $1.19   $1.37   $1.17   $1.00
Accumulation unit value at end of period                $2.39   $1.99   $1.81   $1.52   $1.19   $1.37   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                    362     362     382     371     346      69      10
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period          $1.59   $1.45   $1.22   $0.95   $1.00      --      --
Accumulation unit value at end of period                $1.91   $1.59   $1.45   $1.22   $0.95      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    667     696     581     380      75      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period          $1.53   $1.55   $1.45   $1.25   $1.09   $1.04   $1.00
Accumulation unit value at end of period                $1.60   $1.53   $1.55   $1.45   $1.25   $1.09   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                    259     292     281     274     103      79      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period          $1.31   $1.34   $1.25   $1.08   $1.00      --      --
Accumulation unit value at end of period                $1.37   $1.31   $1.34   $1.25   $1.08      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    465     487     470     285      --      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period          $1.27   $1.10   $0.96   $0.76   $0.85   $0.97   $1.00
Accumulation unit value at end of period                $1.41   $1.27   $1.10   $0.96   $0.76   $0.85   $0.97
Number of accumulation units outstanding at end of
  period (000 omitted)                                    953   1,030     993     957     633     232       4
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period          $1.44   $1.25   $1.10   $0.86   $1.00      --      --
Accumulation unit value at end of period                $1.59   $1.44   $1.25   $1.10   $0.86      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  2,032   2,013   1,844   1,212     209      --      --
-------------------------------------------------------------------------------------------------------------

                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    7

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2
  (5/21/2002)
Accumulation unit value at beginning of period          $1.05   $1.00   $0.98   $0.75   $1.00      --      --
Accumulation unit value at end of period                $1.10   $1.05   $1.00   $0.98   $0.75      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    130     135     139     127      18      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period          $1.02   $1.01   $0.93   $0.74   $0.72   $0.83   $1.00
Accumulation unit value at end of period                $1.12   $1.02   $1.01   $0.93   $0.74   $0.72   $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                    215     219     215     204     114     104       4
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period          $2.04   $1.75   $1.41   $1.03   $1.16   $1.21   $1.00
Accumulation unit value at end of period                $2.28   $2.04   $1.75   $1.41   $1.03   $1.16   $1.21
Number of accumulation units outstanding at end of
  period (000 omitted)                                    657     667     728     693     699     468      23
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period          $1.68   $1.43   $1.16   $0.85   $1.00      --      --
Accumulation unit value at end of period                $1.86   $1.68   $1.43   $1.16   $0.85      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    841     769     737     543      94      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period          $1.41   $1.20   $1.07   $0.75   $1.00      --      --
Accumulation unit value at end of period                $1.64   $1.41   $1.20   $1.07   $0.75      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    159     108      64      53      23      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (5/21/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period          $1.84   $1.64   $1.26   $0.93   $1.00      --      --
Accumulation unit value at end of period                $2.20   $1.84   $1.64   $1.26   $0.93      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    130     125      99      68      14      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period          $1.38   $1.28   $1.05   $0.80   $1.00      --      --
Accumulation unit value at end of period                $1.60   $1.38   $1.28   $1.05   $0.80      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    313     315     231     169      24      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period          $0.83   $0.80   $0.72   $0.53   $0.75   $0.90   $1.00
Accumulation unit value at end of period                $0.89   $0.83   $0.80   $0.72   $0.53   $0.75   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                    877     916     978     712     656     312      52
-------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period          $1.53   $1.40   $1.25   $1.01   $1.16   $1.09   $1.00
Accumulation unit value at end of period                $1.79   $1.53   $1.40   $1.25   $1.01   $1.16   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                                  3,435   3,555   3,640   2,566     753      61      21
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period          $1.85   $1.47   $1.19   $0.79   $0.80   $0.87   $1.00
Accumulation unit value at end of period                $2.35   $1.85   $1.47   $1.19   $0.79   $0.80   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                     22      10       6      --       9       9      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period          $1.14   $1.05   $0.89   $0.68   $0.85   $1.02   $1.00
Accumulation unit value at end of period                $1.38   $1.14   $1.05   $0.89   $0.68   $0.85   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,146   1,113   1,058     734     513     324      22
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period          $0.68   $0.66   $0.61   $0.50   $0.71   $0.95   $1.00
Accumulation unit value at end of period                $0.72   $0.68   $0.66   $0.61   $0.50   $0.71   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                    419     500     482     515     421     326       3
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period          $0.92   $0.89   $0.84   $0.64   $0.95   $1.01   $1.00
Accumulation unit value at end of period                $1.03   $0.92   $0.89   $0.84   $0.64   $0.95   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                    454     474     495     388     165     115      27
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period          $1.33   $1.31   $1.19   $1.04   $1.10   $1.12   $1.00
Accumulation unit value at end of period                $1.47   $1.33   $1.31   $1.19   $1.04   $1.10   $1.12
Number of accumulation units outstanding at end of
  period (000 omitted)                                  3,243   3,188   2,934   2,457   1,585     792      45
-------------------------------------------------------------------------------------------------------------

 8    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------

MFS(R) UTILITIES SERIES - SERVICE CLASS (5/21/2002)
Accumulation unit value at beginning of period          $1.74   $1.51   $1.17   $0.87   $1.00      --      --
Accumulation unit value at end of period                $2.26   $1.74   $1.51   $1.17   $0.87      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    124      98      53      40      --      --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period          $1.11   $1.07   $1.01   $0.78   $1.00      --      --
Accumulation unit value at end of period                $1.19   $1.11   $1.07   $1.01   $0.78      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    339     399     377     130       9      --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period          $1.44   $1.28   $1.09   $0.77   $1.00      --      --
Accumulation unit value at end of period                $1.68   $1.44   $1.28   $1.09   $0.77      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    376     391     303     154      25      --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period          $1.28   $1.27   $1.18   $0.96   $1.00      --      --
Accumulation unit value at end of period                $1.38   $1.28   $1.27   $1.18   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    402     397     349     301      18      --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period          $1.45   $1.34   $1.13   $0.79   $1.00      --      --
Accumulation unit value at end of period                $1.65   $1.45   $1.34   $1.13   $0.79      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    248     220     170     121      33      --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period          $1.31   $1.29   $1.20   $1.04   $1.00      --      --
Accumulation unit value at end of period                $1.39   $1.31   $1.29   $1.20   $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,600   1,586   1,442     995      38      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period          $1.15   $1.10   $1.00   $0.79   $0.99   $1.07   $1.00
Accumulation unit value at end of period                $1.32   $1.15   $1.10   $1.00   $0.79   $0.99   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                    343     383     455     530     379     287      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period          $1.36   $1.21   $1.14   $0.98   $1.00      --      --
Accumulation unit value at end of period                $1.38   $1.36   $1.21   $1.14   $0.98      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     27      28      22      20      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period          $1.29   $1.17   $1.01   $0.80   $1.00      --      --
Accumulation unit value at end of period                $1.64   $1.29   $1.17   $1.01   $0.80      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    419     350     360     178      33      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period          $0.79   $0.68   $0.60   $0.46   $0.53   $0.76   $1.00
Accumulation unit value at end of period                $0.99   $0.79   $0.68   $0.60   $0.46   $0.53   $0.76
Number of accumulation units outstanding at end of
  period (000 omitted)                                    238     250     217     209     232     199      63
-------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period          $1.11   $1.07   $1.00   $0.81   $1.00      --      --
Accumulation unit value at end of period                $1.22   $1.11   $1.07   $1.00   $0.81      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3       3       6       4       1      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period          $0.71   $0.64   $0.55   $0.42   $0.60   $0.92   $1.00
Accumulation unit value at end of period                $0.75   $0.71   $0.64   $0.55   $0.42   $0.60   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                    285     280     279     233     163     265      35
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (5/30/2000)
Accumulation unit value at beginning of period          $0.99   $0.97   $0.89   $0.75   $0.87   $0.98   $1.00
Accumulation unit value at end of period                $1.13   $0.99   $0.97   $0.89   $0.75   $0.87   $0.98
Number of accumulation units outstanding at end of
  period (000 omitted)                                     58      73      48      49      39     116      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/30/2000)
Accumulation unit value at beginning of period          $1.07   $1.05   $1.05   $1.06   $1.06   $1.03   $1.00
Accumulation unit value at end of period                $1.10   $1.07   $1.05   $1.05   $1.06   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                    646     695     691     813     697     554      53
-------------------------------------------------------------------------------------------------------------

                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    9

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND
  FUND (5/21/2002)
Accumulation unit value at beginning of period          $1.13   $1.11   $1.08   $1.04   $1.00      --      --
Accumulation unit value at end of period                $1.16   $1.13   $1.11   $1.08   $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,120   1,133   1,115     572      63      --      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/21/2002)
Accumulation unit value at beginning of period          $1.44   $1.28   $1.10   $0.78   $1.00      --      --
Accumulation unit value at end of period                $1.71   $1.44   $1.28   $1.10   $0.78      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    367     326     294     140      26      --      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
Accumulation unit value at beginning of period          $1.13   $1.05   $0.98   $0.81   $1.00      --      --
Accumulation unit value at end of period                $1.24   $1.13   $1.05   $0.98   $0.81      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     33      24      28      24      --      --      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/17/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    377      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period          $1.46   $1.33   $1.24   $1.02   $1.00      --      --
Accumulation unit value at end of period                $1.44   $1.46   $1.33   $1.24   $1.02      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1       1       1       1      --      --      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
Accumulation unit value at beginning of period          $0.88   $0.85   $0.78   $0.61   $0.80   $0.92   $1.00
Accumulation unit value at end of period                $1.00   $0.88   $0.85   $0.78   $0.61   $0.80   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                    811     799     771     748     360     112       7
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/30/2000)
Accumulation unit value at beginning of period          $1.18   $1.17   $1.17   $1.17   $1.11   $1.06   $1.00
Accumulation unit value at end of period                $1.21   $1.18   $1.17   $1.17   $1.17   $1.11   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                    861     873     916     849     645      30      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/30/2000)
Accumulation unit value at beginning of period          $1.41   $1.36   $1.16   $0.79   $0.96   $1.04   $1.00
Accumulation unit value at end of period                $1.56   $1.41   $1.36   $1.16   $0.79   $0.96   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                     22      23      26      15      14       2       2
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/21/2002)
Accumulation unit value at beginning of period          $1.34   $1.28   $1.08   $0.79   $1.00      --      --
Accumulation unit value at end of period                $1.59   $1.34   $1.28   $1.08   $0.79      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     78      77      86      54      21      --      --
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period          $1.25   $1.28   $1.21   $1.00      --      --      --
Accumulation unit value at end of period                $1.37   $1.25   $1.28   $1.21      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5       5       5      14      --      --      --
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period          $1.89   $1.69   $1.43   $1.00      --      --      --
Accumulation unit value at end of period                $2.33   $1.89   $1.69   $1.43      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5       3       1       1      --      --      --
*STI Classic Variable Trust International Equity Fund
  liquidated on April 30, 2007.
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period          $1.06   $1.05   $1.01   $1.00      --      --      --
Accumulation unit value at end of period                $1.09   $1.06   $1.05   $1.01      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      7      12      13      13      --      --      --
*STI Classic Variable Trust Investment Grade Bond
  Fund liquidated on April 30, 2007.
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period          $1.57   $1.46   $1.29   $1.00      --      --      --
Accumulation unit value at end of period                $1.81   $1.57   $1.46   $1.29      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     36      40      43      26      --      --      --
-------------------------------------------------------------------------------------------------------------

 10    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002    2001    2000
-------------------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY
  FUND (1/29/2003)
Accumulation unit value at beginning of period          $1.48   $1.44   $1.26   $1.00      --      --      --
Accumulation unit value at end of period                $1.79   $1.48   $1.44   $1.26      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     10      10       8       8      --      --      --
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period          $1.72   $1.52   $1.32   $1.00      --      --      --
Accumulation unit value at end of period                $1.89   $1.72   $1.52   $1.32      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      9       9      24       8      --      --      --
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period          $1.92   $1.73   $1.41   $1.00      --      --      --
Accumulation unit value at end of period                $2.20   $1.92   $1.73   $1.41      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     15      15      10      10      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period          $1.52   $1.48   $1.27   $0.98   $1.00      --      --
Accumulation unit value at end of period                $1.75   $1.52   $1.48   $1.27   $0.98      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    125     144     139      57       1      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period          $1.49   $1.38   $1.22   $0.96   $1.00      --      --
Accumulation unit value at end of period                $1.72   $1.49   $1.38   $1.22   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    329     325     275      74       2      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period          $2.05   $1.77   $1.31   $0.96   $1.00      --      --
Accumulation unit value at end of period                $2.80   $2.05   $1.77   $1.31   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     39      45      22      18      --      --      --
-------------------------------------------------------------------------------------------------------------




                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    11

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                                 2006

----------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.99
Number of accumulation units outstanding at end of period (000 omitted)              493
----------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)                3
----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)            2,227
----------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.97
Number of accumulation units outstanding at end of period (000 omitted)            4,219
----------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)            1,524
----------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)                5
----------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.98
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------

 12    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                 2006

----------------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES
  (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.98
Number of accumulation units outstanding at end of period (000 omitted)              950
----------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES
  (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)            9,751
----------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.01
Number of accumulation units outstanding at end of period (000 omitted)                5
----------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)              859
----------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.99
Number of accumulation units outstanding at end of period (000 omitted)            1,866
----------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)              434
----------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)                6
----------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (5/1/2006)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.15
Number of accumulation units outstanding at end of period (000 omitted)                1
----------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)                1
----------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.99
Number of accumulation units outstanding at end of period (000 omitted)                2
----------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)            2,313
----------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)            3,787
----------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    13

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                 2006

----------------------------------------------------------------------------------------

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)                1
----------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)            3,150
----------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.00
Number of accumulation units outstanding at end of period (000 omitted)                5
----------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.22
Number of accumulation units outstanding at end of period (000 omitted)                2
----------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)               12
----------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)                1
----------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.00
Number of accumulation units outstanding at end of period (000 omitted)               20
----------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)            3,108
----------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)            1,670
----------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.95
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------

 14    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                 2006

----------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)               67
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)            8,562
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)            5,812
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.13
Number of accumulation units outstanding at end of period (000 omitted)            1,590
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND
  (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)            6,089
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)              761
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)            2,214
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.07
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.10
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $0.96
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)                2
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    15

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                 2006

----------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND
  (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.03
Number of accumulation units outstanding at end of period (000 omitted)              239
----------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.05
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)              278
*STI Classic Variable Trust International Equity Fund liquidated on April 30,
  2007.
----------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)               --
*STI Classic Variable Trust Investment Grade Bond Fund liquidated on April 30,
  2007.
----------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)              708
----------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.00
Number of accumulation units outstanding at end of period (000 omitted)              369
----------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)            5,339
----------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.23
Number of accumulation units outstanding at end of period (000 omitted)               46
----------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.09
Number of accumulation units outstanding at end of period (000 omitted)            2,127
----------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.00
Number of accumulation units outstanding at end of period (000 omitted)              306
----------------------------------------------------------------------------------------

 16    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                 2006

----------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.08
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.12
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.06
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.11
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)                1
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.02
Number of accumulation units outstanding at end of period (000 omitted)               --
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (5/1/2006)
Accumulation unit value at beginning of period                                     $1.00
Accumulation unit value at end of period                                           $1.04
Number of accumulation units outstanding at end of period (000 omitted)            1,094
----------------------------------------------------------------------------------------




                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    17

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                     2006     2005     2004     2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (5/21/2002)
Accumulation unit value at beginning of period         $1.14    $1.10    $1.00    $0.76   $1.00      --      --
Accumulation unit value at end of period               $1.28    $1.14    $1.10    $1.00   $0.76      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,968    4,260    4,314    3,443     711      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES* (5/30/2000)
Accumulation unit value at beginning of period         $0.74    $0.69    $0.65    $0.51   $0.68   $0.90   $1.00
Accumulation unit value at end of period               $0.78    $0.74    $0.69    $0.65   $0.51   $0.68   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,948    1,735    2,151    2,361   2,237   1,995     160
*AIM V.I. Demographic Trends Fund, Series I Shares merged into AIM V.I. Capital Appreciation Fund, Series I
  Shares on Nov. 3, 2006.
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period         $1.39    $1.30    $1.23    $0.97   $1.00      --      --
Accumulation unit value at end of period               $1.46    $1.39    $1.30    $1.23   $0.97      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   100      148      150       97      26      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period         $1.23    $1.14    $1.00    $0.75   $1.00      --      --
Accumulation unit value at end of period               $1.42    $1.23    $1.14    $1.00   $0.75      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   546      539      551      352      --      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period         $1.00       --       --       --      --      --      --
Accumulation unit value at end of period               $1.08       --       --       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,847       --       --       --      --      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period         $1.00       --       --       --      --      --      --
Accumulation unit value at end of period               $1.08       --       --       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   114       --       --       --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (5/21/2002)
Accumulation unit value at beginning of period         $1.17    $1.15    $1.06    $0.91   $1.00      --      --
Accumulation unit value at end of period               $1.30    $1.17    $1.15    $1.06   $0.91      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   522      469      424      284      41      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period         $0.45    $0.44    $0.42    $0.29   $0.51   $0.69   $1.00
Accumulation unit value at end of period               $0.48    $0.45    $0.44    $0.42   $0.29   $0.51   $0.69
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,865    2,154    2,520    2,760   1,530   1,387     216
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period         $1.10    $1.07    $0.97    $0.74   $0.96   $0.97   $1.00
Accumulation unit value at end of period               $1.28    $1.10    $1.07    $0.97   $0.74   $0.96   $0.97
Number of accumulation units outstanding at end of
  period (000 omitted)                                 7,884    8,905    9,205    9,217   8,241   3,601      65
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period         $0.66    $0.58    $0.55    $0.45   $0.65   $0.80   $1.00
Accumulation unit value at end of period               $0.65    $0.66    $0.58    $0.55   $0.45   $0.65   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,689    4,232    4,505    4,990   4,459   3,531     438
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period         $1.24    $1.20    $1.14    $1.00   $1.00      --      --
Accumulation unit value at end of period               $1.35    $1.24    $1.20    $1.14   $1.00      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   251      251      315      259     132      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period         $1.10    $1.09    $1.06    $1.04   $1.00      --      --
Accumulation unit value at end of period               $1.14    $1.10    $1.09    $1.06   $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,259    3,419    3,566    2,882     892      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period         $1.14    $1.05    $0.98    $0.76   $0.91   $1.04   $1.00
Accumulation unit value at end of period               $1.27    $1.14    $1.05    $0.98   $0.76   $0.91   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   630      679      408      271     297     153      18
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2
  (8/30/2002)
Accumulation unit value at beginning of period         $1.43    $1.33    $1.23    $0.96   $1.00      --      --
Accumulation unit value at end of period               $1.59    $1.43    $1.33    $1.23   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,842    2,926    1,803    1,600      35      --      --
---------------------------------------------------------------------------------------------------------------

 18    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2006     2005     2004     2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------

EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period         $1.60    $1.52    $1.35    $0.99   $1.00      --      --
Accumulation unit value at end of period               $1.75    $1.60    $1.52    $1.35   $0.99      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,033    1,059      819      723     173      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period         $1.30    $1.30    $1.21    $1.04   $1.00      --      --
Accumulation unit value at end of period               $1.40    $1.30    $1.30    $1.21   $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,372    1,584    1,819    1,612     202      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period         $1.41    $1.23    $1.05    $1.00      --      --      --
Accumulation unit value at end of period               $1.72    $1.41    $1.23    $1.05      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   954      759      526      478      --      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period         $1.62    $1.42    $1.21    $0.93   $1.00      --      --
Accumulation unit value at end of period               $1.97    $1.62    $1.42    $1.21   $0.93      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,047    2,146    2,277    2,026     213      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period         $0.77    $0.75    $0.70    $0.51   $0.69   $0.82   $1.00
Accumulation unit value at end of period               $0.80    $0.77    $0.75    $0.70   $0.51   $0.69   $0.82
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,713    1,982    2,283    2,326   2,140   1,855     280
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period         $1.44    $1.41    $1.33    $0.96   $1.00      --      --
Accumulation unit value at end of period               $1.51    $1.44    $1.41    $1.33   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,095    2,135    2,300    1,894     351      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period         $1.98    $1.80    $1.52    $1.18   $1.37   $1.17   $1.00
Accumulation unit value at end of period               $2.38    $1.98    $1.80    $1.52   $1.18   $1.37   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,963    2,067    2,101    2,071   1,930     481      33
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period         $1.58    $1.45    $1.22    $0.95   $1.00      --      --
Accumulation unit value at end of period               $1.90    $1.58    $1.45    $1.22   $0.95      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,316    2,457    2,527    1,817     482      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period         $1.52    $1.55    $1.44    $1.25   $1.09   $1.04   $1.00
Accumulation unit value at end of period               $1.59    $1.52    $1.55    $1.44   $1.25   $1.09   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,838    1,720    1,543    1,496   1,118   1,187       8
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period         $1.31    $1.34    $1.25    $1.08   $1.00      --      --
Accumulation unit value at end of period               $1.37    $1.31    $1.34    $1.25   $1.08      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,005    2,010    2,081    1,184     137      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period         $1.27    $1.10    $0.96    $0.76   $0.84   $0.97   $1.00
Accumulation unit value at end of period               $1.40    $1.27    $1.10    $0.96   $0.76   $0.84   $0.97
Number of accumulation units outstanding at end of
  period (000 omitted)                                 5,829    6,143    6,012    5,522   4,717   2,028     189
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period         $1.44    $1.25    $1.09    $0.86   $1.00      --      --
Accumulation unit value at end of period               $1.59    $1.44    $1.25    $1.09   $0.86      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 9,102    9,289    9,448    6,450     740      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period         $1.04    $1.00    $0.98    $0.75   $1.00      --      --
Accumulation unit value at end of period               $1.10    $1.04    $1.00    $0.98   $0.75      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,144    1,173    1,153      947     108      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS
  (5/30/2000)
Accumulation unit value at beginning of period         $1.02    $1.00    $0.92    $0.74   $0.72   $0.82   $1.00
Accumulation unit value at end of period               $1.12    $1.02    $1.00    $0.92   $0.74   $0.72   $0.82
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,157    1,115    1,549    1,592   1,089     793      27
---------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    19

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2006     2005     2004     2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period         $2.03    $1.74    $1.41    $1.03   $1.15   $1.21   $1.00
Accumulation unit value at end of period               $2.26    $2.03    $1.74    $1.41   $1.03   $1.15   $1.21
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,631    3,999    4,304    4,411   4,180   2,134     134
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period         $1.67    $1.43    $1.16    $0.85   $1.00      --      --
Accumulation unit value at end of period               $1.86    $1.67    $1.43    $1.16   $0.85      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,727    5,058    5,311    4,116     773      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period         $1.40    $1.19    $1.07    $0.75   $1.00      --      --
Accumulation unit value at end of period               $1.63    $1.40    $1.19    $1.07   $0.75      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   300      312      267      147      20      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (5/21/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period         $1.83    $1.63    $1.25    $0.93   $1.00      --      --
Accumulation unit value at end of period               $2.19    $1.83    $1.63    $1.25   $0.93      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   330      436      501      490      35      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period         $1.38    $1.28    $1.04    $0.80   $1.00      --      --
Accumulation unit value at end of period               $1.59    $1.38    $1.28    $1.04   $0.80      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,508    1,645    1,681    1,294     127      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period         $0.82    $0.80    $0.72    $0.53   $0.75   $0.90   $1.00
Accumulation unit value at end of period               $0.89    $0.82    $0.80    $0.72   $0.53   $0.75   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,937    5,648    5,959    5,563   4,074   2,165     202
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period         $1.52    $1.39    $1.25    $1.01   $1.16   $1.09   $1.00
Accumulation unit value at end of period               $1.78    $1.52    $1.39    $1.25   $1.01   $1.16   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                                15,037   15,625   16,295   13,976   5,681   1,321       7
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period         $1.84    $1.46    $1.19    $0.78   $0.79   $0.87   $1.00
Accumulation unit value at end of period               $2.34    $1.84    $1.46    $1.19   $0.78   $0.79   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                   254      326      284      123      94      41       2
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period         $1.14    $1.04    $0.89    $0.68   $0.85   $1.02   $1.00
Accumulation unit value at end of period               $1.37    $1.14    $1.04    $0.89   $0.68   $0.85   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                 5,634    5,619    5,752    4,506   2,059     887      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period         $0.68    $0.66    $0.61    $0.50   $0.70   $0.95   $1.00
Accumulation unit value at end of period               $0.72    $0.68    $0.66    $0.61   $0.50   $0.70   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,369    2,785    3,563    3,620   3,137   2,288      71
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period         $0.92    $0.88    $0.84    $0.64   $0.95   $1.01   $1.00
Accumulation unit value at end of period               $1.03    $0.92    $0.88    $0.84   $0.64   $0.95   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,559    1,655    1,701    1,414     569     317       7
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period         $1.32    $1.30    $1.18    $1.03   $1.10   $1.12   $1.00
Accumulation unit value at end of period               $1.46    $1.32    $1.30    $1.18   $1.03   $1.10   $1.12
Number of accumulation units outstanding at end of
  period (000 omitted)                                14,025   15,007   15,297   13,127   7,687   3,440      86
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (5/21/2002)
Accumulation unit value at beginning of period         $1.74    $1.51    $1.17    $0.87   $1.00      --      --
Accumulation unit value at end of period               $2.25    $1.74    $1.51    $1.17   $0.87      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   602      485      495      284      23      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE
  SHARES (5/21/2002)
Accumulation unit value at beginning of period         $1.11    $1.07    $1.01    $0.78   $1.00      --      --
Accumulation unit value at end of period               $1.18    $1.11    $1.07    $1.01   $0.78      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,384    2,346    2,277    1,433     141      --      --
---------------------------------------------------------------------------------------------------------------

 20    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2006     2005     2004     2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period         $1.44    $1.27    $1.08    $0.77   $1.00      --      --
Accumulation unit value at end of period               $1.67    $1.44    $1.27    $1.08   $0.77      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,300    1,086    1,182      786     123      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period         $1.28    $1.26    $1.18    $0.96   $1.00      --      --
Accumulation unit value at end of period               $1.38    $1.28    $1.26    $1.18   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,051    1,086    1,075      922     136      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period         $1.45    $1.34    $1.13    $0.79   $1.00      --      --
Accumulation unit value at end of period               $1.64    $1.45    $1.34    $1.13   $0.79      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,209    1,280    1,417    1,150     199      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period         $1.30    $1.29    $1.20    $1.04   $1.00      --      --
Accumulation unit value at end of period               $1.38    $1.30    $1.29    $1.20   $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,751    3,793    3,633    2,551     161      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period         $1.14    $1.10    $1.00    $0.79   $0.99   $1.07   $1.00
Accumulation unit value at end of period               $1.31    $1.14    $1.10    $1.00   $0.79   $0.99   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,148    2,381    2,608    2,620   1,991   1,166      31
---------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period         $1.35    $1.21    $1.14    $0.98   $1.00      --      --
Accumulation unit value at end of period               $1.38    $1.35    $1.21    $1.14   $0.98      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   390      400      428      307      31      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period         $1.29    $1.16    $1.01    $0.80   $1.00      --      --
Accumulation unit value at end of period               $1.63    $1.29    $1.16    $1.01   $0.80      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,896    2,017    2,126    1,817     436      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period         $0.79    $0.67    $0.60    $0.46   $0.53   $0.76   $1.00
Accumulation unit value at end of period               $0.98    $0.79    $0.67    $0.60   $0.46   $0.53   $0.76
Number of accumulation units outstanding at end of
  period (000 omitted)                                   616      814      878      927     895   1,015      86
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period         $1.11    $1.06    $1.00    $0.81   $1.00      --      --
Accumulation unit value at end of period               $1.22    $1.11    $1.06    $1.00   $0.81      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   145      147      146      147      57      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period         $0.71    $0.64    $0.55    $0.41   $0.60   $0.92   $1.00
Accumulation unit value at end of period               $0.74    $0.71    $0.64    $0.55   $0.41   $0.60   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,713    1,945    2,276    2,615   2,476   2,325     216
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (5/30/2000)
Accumulation unit value at beginning of period         $0.99    $0.96    $0.89    $0.75   $0.87   $0.98   $1.00
Accumulation unit value at end of period               $1.12    $0.99    $0.96    $0.89   $0.75   $0.87   $0.98
Number of accumulation units outstanding at end of
  period (000 omitted)                                   707      607      710      872     906     682      40
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/30/2000)
Accumulation unit value at beginning of period         $1.02    $1.00    $1.01    $1.01   $1.01   $1.00   $1.00
Accumulation unit value at end of period               $1.05    $1.02    $1.00    $1.01   $1.01   $1.01   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,880    2,618    2,964    3,701   2,933   2,828      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/21/2002)
Accumulation unit value at beginning of period         $1.12    $1.11    $1.08    $1.04   $1.00      --      --
Accumulation unit value at end of period               $1.16    $1.12    $1.11    $1.08   $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,164    3,290    3,256    2,381     215      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED
  EQUITY INCOME FUND (5/21/2002)
Accumulation unit value at beginning of period         $1.44    $1.28    $1.09    $0.78   $1.00      --      --
Accumulation unit value at end of period               $1.70    $1.44    $1.28    $1.09   $0.78      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,695    1,713    1,639    1,367     187      --      --
---------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    21

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2006     2005     2004     2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
Accumulation unit value at beginning of period         $1.12    $1.05    $0.98    $0.81   $1.00      --      --
Accumulation unit value at end of period               $1.23    $1.12    $1.05    $0.98   $0.81      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    46       48       58       67       9      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/17/2006)
Accumulation unit value at beginning of period         $1.00       --       --       --      --      --      --
Accumulation unit value at end of period               $1.08       --       --       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,344       --       --       --      --      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period         $1.45    $1.33    $1.23    $1.02   $1.00      --      --
Accumulation unit value at end of period               $1.43    $1.45    $1.33    $1.23   $1.02      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    43       44       46       27       9      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
Accumulation unit value at beginning of period         $0.87    $0.85    $0.78    $0.61   $0.80   $0.92   $1.00
Accumulation unit value at end of period               $1.00    $0.87    $0.85    $0.78   $0.61   $0.80   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,948    5,214    5,633    5,260   3,995   1,567       2
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/30/2000)
Accumulation unit value at beginning of period         $1.16    $1.16    $1.16    $1.16   $1.10   $1.05   $1.00
Accumulation unit value at end of period               $1.19    $1.16    $1.16    $1.16   $1.16   $1.10   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,370    4,579    4,914    5,238   5,336   2,495      25
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/30/2000)
Accumulation unit value at beginning of period         $1.40    $1.35    $1.15    $0.79   $0.96   $1.04   $1.00
Accumulation unit value at end of period               $1.55    $1.40    $1.35    $1.15   $0.79   $0.96   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                   310      348      340      363     191      63      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/21/2002)
Accumulation unit value at beginning of period         $1.33    $1.28    $1.07    $0.79   $1.00      --      --
Accumulation unit value at end of period               $1.59    $1.33    $1.28    $1.07   $0.79      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   530      534      638      535      67      --      --
---------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period         $1.25    $1.27    $1.21    $1.00      --      --      --
Accumulation unit value at end of period               $1.37    $1.25    $1.27    $1.21      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    11       11       11       30      --      --      --
---------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period         $1.89    $1.69    $1.43    $1.00      --      --      --
Accumulation unit value at end of period               $2.32    $1.89    $1.69    $1.43      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     7        8        8        7      --      --      --
*STI Classic Variable Trust International Equity
  Fund liquidated on April 30, 2007.
---------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period         $1.06    $1.05    $1.02    $1.00      --      --      --
Accumulation unit value at end of period               $1.09    $1.06    $1.05    $1.02      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    34       25       34       37      --      --      --
*STI Classic Variable Trust Investment Grade Bond
  Fund liquidated on April 30, 2007.
---------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period         $1.57    $1.45    $1.28    $1.00      --      --      --
Accumulation unit value at end of period               $1.80    $1.57    $1.45    $1.28      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    46       31       17       37      --      --      --
---------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period         $1.48    $1.44    $1.27    $1.00      --      --      --
Accumulation unit value at end of period               $1.79    $1.48    $1.44    $1.27      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     5        5        5        5      --      --      --
---------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND
  (1/29/2003)
Accumulation unit value at beginning of period         $1.72    $1.52    $1.31    $1.00      --      --      --
Accumulation unit value at end of period               $1.88    $1.72    $1.52    $1.31      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     8        3        3        3      --      --      --
---------------------------------------------------------------------------------------------------------------

 22    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2006     2005     2004     2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period         $1.91    $1.73    $1.41    $1.00      --      --      --
Accumulation unit value at end of period               $2.19    $1.91    $1.73    $1.41      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    18       11       25       27      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period         $1.52    $1.47    $1.27    $0.98   $1.00      --      --
Accumulation unit value at end of period               $1.74    $1.52    $1.47    $1.27   $0.98      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,557    1,856    1,952    1,369     203      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period         $1.49    $1.37    $1.22    $0.96   $1.00      --      --
Accumulation unit value at end of period               $1.71    $1.49    $1.37    $1.22   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   957    1,039    1,057      734      43      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period         $2.04    $1.76    $1.31    $0.96   $1.00      --      --
Accumulation unit value at end of period               $2.79    $2.04    $1.76    $1.31   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   210      266      216      178      57      --      --
---------------------------------------------------------------------------------------------------------------




                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    23

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                 2006    2005     2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (4/30/2004)
Accumulation unit value at beginning of period     $1.12   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.25   $1.12    $1.08      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            870   1,109      610      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of period     $0.92   $0.85    $0.81   $0.63   $0.84   $1.11   $1.26   $1.00
Accumulation unit value at end of period           $0.96   $0.92    $0.85   $0.81   $0.63   $0.84   $1.11   $1.26
Number of accumulation units outstanding at end
  of period (000 omitted)                            173     129      140     150     131      78      29      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.15   $1.07    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.20   $1.15    $1.07      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             50      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.20   $1.11    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.37   $1.20    $1.11      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period     $1.00      --       --      --      --      --      --      --
Accumulation unit value at end of period           $1.08      --       --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            254      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.15   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.26   $1.15    $1.08      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            259     323      187      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period     $1.10   $1.07    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.21   $1.10    $1.07      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             18      18       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period     $1.12   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.29   $1.12    $1.08      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              7       4        4      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period     $1.38   $1.20    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.85   $1.38    $1.20      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,757   2,505      620      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period     $1.06   $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.06   $1.06    $1.06      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          6,843   5,789    1,416      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period     $1.25   $1.12    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.55   $1.25    $1.12      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period     $1.07   $1.07    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.03   $1.07    $1.07      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          3,255   1,738      450      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period     $1.13   $1.09    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.33   $1.13    $1.09      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              2       2        2      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period     $1.38   $1.31    $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.52   $1.38    $1.31   $1.20      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             70     135      142     222      --      --      --      --
-----------------------------------------------------------------------------------------------------------------

 24    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2006    2005     2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------

COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period     $1.06   $1.04    $1.01   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.08   $1.06    $1.04   $1.01      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            282     293      303     359      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (4/28/2006)
Accumulation unit value at beginning of period     $1.00      --       --      --      --      --      --      --
Accumulation unit value at end of period           $1.07      --       --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            106      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period     $1.00      --       --      --      --      --      --      --
Accumulation unit value at end of period           $1.07      --       --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,561      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (2/25/2005)
Accumulation unit value at beginning of period     $1.04   $1.00       --      --      --      --      --      --
Accumulation unit value at end of period           $1.13   $1.04       --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            638     692       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period     $1.22   $1.17    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.44   $1.22    $1.17      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (4/14/2003)
Accumulation unit value at beginning of period     $1.68   $1.65    $1.50   $1.00      --      --      --      --
Accumulation unit value at end of period           $1.87   $1.68    $1.65   $1.50      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             42      42       50      49      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.22   $1.13    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.30   $1.22    $1.13      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.06   $1.03    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.09   $1.06    $1.03      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,176     864      204      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.06   $1.03    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.22   $1.06    $1.03      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             14      14       14      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.26   $1.14    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.53   $1.26    $1.14      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.04   $1.03    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.07   $1.04    $1.03      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,956   2,006      488      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.18   $1.09    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.31   $1.18    $1.09      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            219      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.18   $1.12    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.29   $1.18    $1.12      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            489     502       10      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.06   $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.13   $1.06    $1.06      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,253   1,319      315      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    25

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2006    2005     2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.32   $1.15    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.60   $1.32    $1.15      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            741     652        5      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.07   $1.05    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.12   $1.07    $1.05      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,651   1,365      279      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.25   $1.15    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.50   $1.25    $1.15      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             33      33       18      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.07   $1.09    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.11   $1.07    $1.09      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,116   1,898      508      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period     $1.07   $1.02    $0.98   $0.84   $0.93   $0.96   $1.02   $1.00
Accumulation unit value at end of period           $1.18   $1.07    $1.02   $0.98   $0.84   $0.93   $0.96   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                             46      50       55      65      68      59      --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.28   $1.11    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.41   $1.28    $1.11      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          8,517   5,857    1,194      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period     $0.98   $0.93    $0.89   $0.72   $0.88   $0.98   $1.03   $1.00
Accumulation unit value at end of period           $1.10   $0.98    $0.93   $0.89   $0.72   $0.88   $0.98   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                            248     198      181     157     145      90       3      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period     $0.80   $0.77    $0.75   $0.57   $0.83   $1.02   $1.16   $1.00
Accumulation unit value at end of period           $0.85   $0.80    $0.77   $0.75   $0.57   $0.83   $1.02   $1.16
Number of accumulation units outstanding at end
  of period (000 omitted)                             99     117      108     191     159     152     129      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.08   $1.03    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.14   $1.08    $1.03      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.04   $1.04    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.07   $1.04    $1.04      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          3,220   2,391      560      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of period     $2.74   $2.35    $1.90   $1.39   $1.56   $1.63   $1.24   $1.00
Accumulation unit value at end of period           $3.06   $2.74    $2.35   $1.90   $1.39   $1.56   $1.63   $1.24
Number of accumulation units outstanding at end
  of period (000 omitted)                            211     226      250     268     298     202      11      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.42   $1.22    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.58   $1.42    $1.22      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,202     715        1      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.30   $1.10    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.51   $1.30    $1.10      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            962   1,107      628      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.13   $1.13    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.32   $1.13    $1.13      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            365     374      300      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------

 26    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2006    2005     2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period     $1.52   $1.35    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.81   $1.52    $1.35      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              9      11        2      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.12   $1.10    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.30   $1.12    $1.10      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             25      24        2      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period     $2.24   $2.08    $1.70   $1.30   $1.45   $1.29   $1.04   $1.00
Accumulation unit value at end of period           $2.59   $2.24    $2.08   $1.70   $1.30   $1.45   $1.29   $1.04
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period     $1.11   $1.07    $0.97   $0.71   $1.01   $1.21   $1.43   $1.00
Accumulation unit value at end of period           $1.19   $1.11    $1.07   $0.97   $0.71   $1.01   $1.21   $1.43
Number of accumulation units outstanding at end
  of period (000 omitted)                            421     465      481     495     546     261      21      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period     $1.61   $1.47    $1.32   $1.07   $1.22   $1.16   $1.03   $1.00
Accumulation unit value at end of period           $1.88   $1.61    $1.47   $1.32   $1.07   $1.22   $1.16   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                            713     655      587     281     285      63       5      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of period     $1.21   $1.11    $0.95   $0.73   $0.90   $1.09   $1.13   $1.00
Accumulation unit value at end of period           $1.46   $1.21    $1.11   $0.95   $0.73   $0.90   $1.09   $1.13
Number of accumulation units outstanding at end
  of period (000 omitted)                            102     122       97     102      89      29      12      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.12   $1.16    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.24   $1.12    $1.16      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,962   2,190      575      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period     $1.21   $1.13    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.46   $1.21    $1.13      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            121     118       44      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.34   $1.20    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.54   $1.34    $1.20      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,618   1,915      505      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period     $0.42   $0.38    $0.38   $0.26   $0.45   $0.72   $1.00      --
Accumulation unit value at end of period           $0.44   $0.42    $0.38   $0.38   $0.26   $0.45   $0.72      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             51      82       84      88      89      27      --      --
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period     $0.64   $0.62    $0.61   $0.47   $0.64   $0.87   $1.00      --
Accumulation unit value at end of period           $0.70   $0.64    $0.62   $0.61   $0.47   $0.64   $0.87      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            116     148      194     221     283     239      --      --
-----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period     $0.57   $0.51    $0.43   $0.32   $0.46   $0.76   $1.00      --
Accumulation unit value at end of period           $0.64   $0.57    $0.51   $0.43   $0.32   $0.46   $0.76      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            296     327      331     345     312     188      --      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period     $1.11   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.18   $1.11    $1.08      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             19      19       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period     $0.95   $0.90    $0.81   $0.67   $0.86   $1.04   $1.05   $1.00
Accumulation unit value at end of period           $1.06   $0.95    $0.90   $0.81   $0.67   $0.86   $1.04   $1.05
Number of accumulation units outstanding at end
  of period (000 omitted)                              2       2        2       2       2       9       8      --
-----------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    27

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2006    2005     2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period     $0.89   $0.85    $0.77   $0.64   $0.82   $0.99   $1.00      --
Accumulation unit value at end of period           $1.00   $0.89    $0.85   $0.77   $0.64   $0.82   $0.99      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            162     164      153     193     194     110      --      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period     $1.27   $1.22    $1.16   $0.88   $1.30   $1.38   $1.43   $1.00
Accumulation unit value at end of period           $1.42   $1.27    $1.22   $1.16   $0.88   $1.30   $1.38   $1.43
Number of accumulation units outstanding at end
  of period (000 omitted)                             19      27       26      30      27      14      14      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period     $0.84   $0.81    $0.77   $0.59   $0.87   $0.93   $1.00      --
Accumulation unit value at end of period           $0.94   $0.84    $0.81   $0.77   $0.59   $0.87   $0.93      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             42      40       45      43      42      11      --      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period     $1.37   $1.35    $1.22   $1.06   $1.14   $1.15   $1.00   $1.00
Accumulation unit value at end of period           $1.51   $1.37    $1.35   $1.22   $1.06   $1.14   $1.15   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                             47      52       51      46      45      36       6      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period     $1.25   $1.24    $1.13   $0.98   $1.05   $1.06   $1.00      --
Accumulation unit value at end of period           $1.38   $1.25    $1.24   $1.13   $0.98   $1.05   $1.06      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            541     651      617     696     688     248       2      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of period     $1.38   $1.19    $0.93   $0.69   $0.90   $1.21   $1.14   $1.00
Accumulation unit value at end of period           $1.79   $1.38    $1.19   $0.93   $0.69   $0.90   $1.21   $1.14
Number of accumulation units outstanding at end
  of period (000 omitted)                             33      34       35      34      36      37       9      --
-----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period     $1.14   $0.99    $0.77   $0.57   $0.75   $1.01   $1.00      --
Accumulation unit value at end of period           $1.47   $1.14    $0.99   $0.77   $0.57   $0.75   $1.01      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            167     168      150     143     140      61      --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.10   $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.17   $1.10    $1.06      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,648   2,022      561      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.30   $1.16    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.51   $1.30    $1.16      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             17      18       19      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.27   $1.17    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.44   $1.27    $1.17      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             19      18       16      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.09   $1.07    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.15   $1.09    $1.07      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          3,937   2,872      803      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period     $1.10   $1.06    $0.96   $0.77   $0.96   $1.03   $0.97   $1.00
Accumulation unit value at end of period           $1.26   $1.10    $1.06   $0.96   $0.77   $0.96   $1.03   $0.97
Number of accumulation units outstanding at end
  of period (000 omitted)                            242     304      323     363     405     320      59      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.16   $1.03    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.17   $1.16    $1.03      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period     $1.29   $1.28    $1.24   $1.20   $1.12   $1.06   $0.99   $1.00
Accumulation unit value at end of period           $1.34   $1.29    $1.28   $1.24   $1.20   $1.12   $1.06   $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                             15      15       15      28      29      16      16      --
-----------------------------------------------------------------------------------------------------------------

 28    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2006    2005     2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period     $1.19   $1.07    $0.93   $0.73   $0.90   $1.15   $1.29   $1.00
Accumulation unit value at end of period           $1.50   $1.19    $1.07   $0.93   $0.73   $0.90   $1.15   $1.29
Number of accumulation units outstanding at end
  of period (000 omitted)                            103     122      127     179     219     173      30      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.26   $1.19    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.46   $1.26    $1.19      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            194      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of period     $0.95   $0.86    $0.73   $0.56   $0.81   $1.23   $1.30   $1.00
Accumulation unit value at end of period           $0.99   $0.95    $0.86   $0.73   $0.56   $0.81   $1.23   $1.30
Number of accumulation units outstanding at end
  of period (000 omitted)                            228     222      220     215     187     104      19      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/11/1999)
Accumulation unit value at beginning of period     $1.05   $1.02    $0.94   $0.79   $0.92   $1.04   $1.08   $1.00
Accumulation unit value at end of period           $1.18   $1.05    $1.02   $0.94   $0.79   $0.92   $1.04   $1.08
Number of accumulation units outstanding at end
  of period (000 omitted)                            121     121      122     122     135     173       1      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/11/1999)
Accumulation unit value at beginning of period     $1.08   $1.07    $1.07   $1.08   $1.08   $1.05   $1.01   $1.00
Accumulation unit value at end of period           $1.12   $1.08    $1.07   $1.07   $1.08   $1.08   $1.05   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                            460     205       64      72     161     284      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/11/1999)
Accumulation unit value at beginning of period     $1.26   $1.24    $1.20   $1.17   $1.12   $1.05   $1.01   $1.00
Accumulation unit value at end of period           $1.30   $1.26    $1.24   $1.20   $1.17   $1.12   $1.05   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,771     120      127      31      32      24      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/11/1999)
Accumulation unit value at beginning of period     $1.48   $1.32    $1.13   $0.81   $1.01   $1.00   $1.02   $1.00
Accumulation unit value at end of period           $1.75   $1.48    $1.32   $1.13   $0.81   $1.01   $1.00   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                          4,535   2,962       25      25      25      26      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (10/23/2000)
Accumulation unit value at beginning of period     $1.90   $1.43    $1.17   $0.84   $0.90   $0.92   $1.00      --
Accumulation unit value at end of period           $2.51   $1.90    $1.43   $1.17   $0.84   $0.90   $0.92      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,358   1,275      363      18      27      11      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period     $1.00      --       --      --      --      --      --      --
Accumulation unit value at end of period           $1.03      --       --      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,312      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.15   $1.07    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.27   $1.15    $1.07      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/11/1999)
Accumulation unit value at beginning of period     $1.24   $1.21    $1.10   $0.89   $0.96   $0.92   $1.03   $1.00
Accumulation unit value at end of period           $1.36   $1.24    $1.21   $1.10   $0.89   $0.96   $0.92   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                            930     672      157      81      96      40      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period     $1.11   $1.09    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.19   $1.11    $1.09      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            504      --   15,000      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.29   $1.14    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.58   $1.29    $1.14      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.11   $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.26   $1.11    $1.06      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,749   3,138    1,827      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    29

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2006    2005     2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.14   $1.10    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.34   $1.14    $1.10      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              4       4       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.17   $1.07    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.15   $1.17    $1.07      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            234     240      145      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
Accumulation unit value at beginning of period     $0.89   $0.86    $0.79   $0.63   $0.82   $0.94   $1.00      --
Accumulation unit value at end of period           $1.02   $0.89    $0.86   $0.79   $0.63   $0.82   $0.94      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            343     380      355     418     377     162      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.09   $1.10    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.25   $1.09    $1.10      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              1      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.01   $1.00    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.03   $1.01    $1.00      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            573     342       24      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/11/1999)
Accumulation unit value at beginning of period     $1.54   $1.49    $1.27   $0.87   $1.06   $1.15   $1.11   $1.00
Accumulation unit value at end of period           $1.70   $1.54    $1.49   $1.27   $0.87   $1.06   $1.15   $1.11
Number of accumulation units outstanding at end
  of period (000 omitted)                             19      19       20      27      32      11      --      --
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.21   $1.15    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.43   $1.21    $1.15      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,698   2,395      610      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.03   $1.05    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.13   $1.03    $1.05      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            856     920      190      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (4/30/2004)
Accumulation unit value at beginning of period     $1.30   $1.17    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.60   $1.30    $1.17      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             49      --       --      --      --      --      --      --
*STI Classic Variable Trust International Equity
  Fund liquidated on April 30, 2007.
-----------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (4/30/2004)
Accumulation unit value at beginning of period     $1.05   $1.04    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.08   $1.05    $1.04      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
*STI Classic Variable Trust Investment Grade
  Bond Fund liquidated on April 30, 2007.
-----------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.20   $1.12    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.38   $1.20    $1.12      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            165      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.15   $1.12    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.39   $1.15    $1.12      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.32   $1.16    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.44   $1.32    $1.16      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             20      21       21      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------

 30    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2006    2005     2004    2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.32   $1.19    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.51   $1.32    $1.19      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            539     562      211      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.17   $1.13    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.34   $1.17    $1.13      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          9,048   7,239    1,714      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period     $1.59   $1.38    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $2.17   $1.59    $1.38      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            132     155       69      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period     $1.45   $1.21    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.97   $1.45    $1.21      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,395   1,121      350      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period     $1.27   $1.16    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.36   $1.27    $1.16      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,824   1,445      363      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.13   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.25   $1.13    $1.08      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              4       4        4      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.11   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.33   $1.11    $1.08      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.13   $1.08    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.32   $1.13    $1.08      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            190     214       84      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.20   $1.11    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.44   $1.20    $1.11      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.03   $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.18   $1.03    $1.06      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              3      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.08   $1.03    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.09   $1.08    $1.03      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            951     718       70      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.01   $1.00    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.04   $1.01    $1.00      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              6       5       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.12   $1.06    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.36   $1.12    $1.06      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --       --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period     $1.04   $1.04    $1.00      --      --      --      --      --
Accumulation unit value at end of period           $1.07   $1.04    $1.04      --      --      --      --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                            668     432       87      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------




                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    31

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002     2001    2000
--------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (11/6/2003)
Accumulation unit value at beginning of period          $1.22   $1.17   $1.07   $1.00      --       --      --
Accumulation unit value at end of period                $1.36   $1.22   $1.17   $1.07      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    832     885     941      89      --       --      --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period          $0.62   $0.58   $0.55   $0.43   $0.57    $0.75   $1.00
Accumulation unit value at end of period                $0.65   $0.62   $0.58   $0.55   $0.43    $0.57   $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,762   1,950   2,150   2,296   2,455    2,749   1,707
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period          $1.16   $1.08   $1.03   $1.00      --       --      --
Accumulation unit value at end of period                $1.22   $1.16   $1.08   $1.03      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    268       3       3      --      --       --      --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period          $1.28   $1.18   $1.04   $1.00      --       --      --
Accumulation unit value at end of period                $1.47   $1.28   $1.18   $1.04      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     37      41      42      --      --       --      --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.08      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  2,929      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.08      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.04      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period          $1.15   $1.13   $1.05   $1.00      --       --      --
Accumulation unit value at end of period                $1.27   $1.15   $1.13   $1.05      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     57      74      85      --      --       --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period          $1.07   $1.04   $1.00   $1.00      --       --      --
Accumulation unit value at end of period                $1.14   $1.07   $1.04   $1.00      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     34      36      28       2      --       --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period          $1.22   $1.18   $1.07   $1.00      --       --      --
Accumulation unit value at end of period                $1.41   $1.22   $1.18   $1.07      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    174     176     165      31      --       --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.12      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,483      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period          $1.25   $1.10   $1.03   $1.00      --       --      --
Accumulation unit value at end of period                $1.22   $1.25   $1.10   $1.03      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    110     128     128      --      --       --      --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.02      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.08      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------

 32    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002     2001    2000
--------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP ULTRA(R), CLASS II (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $0.96      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  2,902      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.12      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.07      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,079      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.04      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $0.98      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $0.98      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    679      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2000)
Accumulation unit value at beginning of period          $0.65   $0.63   $0.60   $0.48   $0.69    $0.90   $1.00
Accumulation unit value at end of period                $0.70   $0.65   $0.63   $0.60   $0.48    $0.69   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                    476     530     701     753     817    1,145     834
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.12      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.06      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period          $1.13   $1.08   $1.03   $1.00      --       --      --
Accumulation unit value at end of period                $1.22   $1.13   $1.08   $1.03      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    105      65      54       8      --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period          $1.05   $1.04   $1.01   $1.00      --       --      --
Accumulation unit value at end of period                $1.08   $1.05   $1.04   $1.01      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    764     802     775      70      --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period          $1.23   $1.14   $1.06   $1.00      --       --      --
Accumulation unit value at end of period                $1.36   $1.23   $1.14   $1.06      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,165   1,226     762      64      --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period          $1.19   $1.13   $1.01   $1.00      --       --      --
Accumulation unit value at end of period                $1.30   $1.19   $1.13   $1.01      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    359     387     297      51      --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period          $1.10   $1.10   $1.03   $1.00      --       --      --
Accumulation unit value at end of period                $1.18   $1.10   $1.10   $1.03      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    257     292     285      54      --       --      --
--------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    33

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002     2001    2000
--------------------------------------------------------------------------------------------------------------

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period          $1.44   $1.26   $1.08   $1.00      --       --      --
Accumulation unit value at end of period                $1.75   $1.44   $1.26   $1.08      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    966   1,110   1,249     139      --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period          $1.10   $1.08   $1.02   $1.00      --       --      --
Accumulation unit value at end of period                $1.15   $1.10   $1.08   $1.02      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,054   1,161   1,187      55      --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period          $1.37   $1.25   $1.06   $1.00      --       --      --
Accumulation unit value at end of period                $1.64   $1.37   $1.25   $1.06      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    642     706     730      25      --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period          $1.08   $1.11   $1.03   $1.00      --       --      --
Accumulation unit value at end of period                $1.13   $1.08   $1.11   $1.03      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    755     775     748      49      --       --      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period          $1.36   $1.18   $1.04   $1.00      --       --      --
Accumulation unit value at end of period                $1.50   $1.36   $1.18   $1.04      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  7,320   3,059   3,269     221      --       --      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period          $1.28   $1.08   $1.08   $0.87   $0.95    $1.00      --
Accumulation unit value at end of period                $1.44   $1.28   $1.08   $1.08   $0.87    $0.95      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    191     100     105      99      92       60      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period          $1.09   $1.05   $1.03   $1.00      --       --      --
Accumulation unit value at end of period                $1.15   $1.09   $1.05   $1.03      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    170     177     182       7      --       --      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period          $1.27   $1.26   $1.17   $0.93   $0.91    $1.00      --
Accumulation unit value at end of period                $1.40   $1.27   $1.26   $1.17   $0.93    $0.91      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    146     148     223     280     154       71      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.04      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    512      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period          $1.86   $1.59   $1.29   $0.95   $1.06    $1.00      --
Accumulation unit value at end of period                $2.06   $1.86   $1.59   $1.29   $0.95    $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  2,476   1,850   1,925   1,154   1,005      667      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period          $1.42   $1.21   $1.08   $1.00      --       --      --
Accumulation unit value at end of period                $1.65   $1.42   $1.21   $1.08      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    309     133     128       7      --       --      --
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period          $1.67   $1.66   $1.48   $1.13   $1.16    $1.16   $1.00
Accumulation unit value at end of period                $1.95   $1.67   $1.66   $1.48   $1.13    $1.16   $1.16
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,436   1,440   1,366   1,259   1,080      969     102
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period          $2.81   $2.51   $1.93   $1.44   $1.42    $1.34   $1.00
Accumulation unit value at end of period                $3.35   $2.81   $2.51   $1.93   $1.44    $1.42   $1.34
Number of accumulation units outstanding at end of
  period (000 omitted)                                    391     403     418     397     421      119      24
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.07      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------

 34    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002     2001    2000
--------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/1/2002)
Accumulation unit value at beginning of period          $1.36   $1.27   $1.04   $0.79   $1.00       --      --
Accumulation unit value at end of period                $1.58   $1.36   $1.27   $1.04   $0.79       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    494     503     478     149      59       --      --
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period          $0.60   $0.58   $0.52   $0.39   $0.55    $0.66   $1.00
Accumulation unit value at end of period                $0.64   $0.60   $0.58   $0.52   $0.39    $0.55   $0.66
Number of accumulation units outstanding at end of
  period (000 omitted)                                  2,527   2,955   3,142   2,747   2,813    2,416   1,378
--------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period          $1.63   $1.49   $1.34   $1.08   $1.25    $1.18   $1.00
Accumulation unit value at end of period                $1.91   $1.63   $1.49   $1.34   $1.08    $1.25   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                  4,354   3,461   3,662   1,227     875      521     245
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period          $1.36   $1.25   $1.07   $1.00      --       --      --
Accumulation unit value at end of period                $1.63   $1.36   $1.25   $1.07      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    780     783     797      58      --       --      --
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.05      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  2,613      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.11      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    290      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period          $2.60   $2.33   $1.87   $1.48   $1.57    $1.42   $1.00
Accumulation unit value at end of period                $2.98   $2.60   $2.33   $1.87   $1.48    $1.57   $1.42
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,620     981   1,028   1,083   1,065    1,041     593
--------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period          $0.94   $0.90   $0.79   $0.62   $0.80    $0.92   $1.00
Accumulation unit value at end of period                $1.05   $0.94   $0.90   $0.79   $0.62    $0.80   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,503   1,492   1,569   1,608   1,593    1,352     730
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period          $1.13   $1.10   $1.02   $1.00      --       --      --
Accumulation unit value at end of period                $1.20   $1.13   $1.10   $1.02      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     63      64      57      --      --       --      --
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period          $0.94   $0.89   $0.81   $0.67   $0.86    $1.03   $1.00
Accumulation unit value at end of period                $1.05   $0.94   $0.89   $0.81   $0.67    $0.86   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                    907     986   1,123   1,326   1,476    1,400     488
--------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period          $1.07   $1.03   $0.98   $1.00      --       --      --
Accumulation unit value at end of period                $1.19   $1.07   $1.03   $0.98      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    127     125     134      10      --       --      --
--------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period          $1.17   $1.15   $1.05   $1.00      --       --      --
Accumulation unit value at end of period                $1.29   $1.17   $1.15   $1.05      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,867   2,010   2,175      82      --       --      --
--------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period          $1.06   $0.92   $0.72   $0.53   $0.70    $0.93   $1.00
Accumulation unit value at end of period                $1.38   $1.06   $0.92   $0.72   $0.53    $0.70   $0.93
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,148   1,224   1,369   1,686   1,931    2,308   1,220
--------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period          $1.61   $1.40   $1.09   $1.00      --       --      --
Accumulation unit value at end of period                $2.09   $1.61   $1.40   $1.09      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     81      44      45      --      --       --      --
--------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    35

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002     2001    2000
--------------------------------------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period          $1.15   $1.11   $1.05   $1.00      --       --      --
Accumulation unit value at end of period                $1.22   $1.15   $1.11   $1.05      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    274     288     307      19      --       --      --
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period          $1.45   $1.28   $1.09   $0.77   $1.00       --      --
Accumulation unit value at end of period                $1.68   $1.45   $1.28   $1.09   $0.77       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    710     579     518      82      13       --      --
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period          $1.12   $1.11   $1.03   $1.00      --       --      --
Accumulation unit value at end of period                $1.20   $1.12   $1.11   $1.03      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    192     254     246      81      --       --      --
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period          $1.31   $1.21   $1.03   $1.00      --       --      --
Accumulation unit value at end of period                $1.49   $1.31   $1.21   $1.03      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    533     602     632      38      --       --      --
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period          $1.30   $1.28   $1.19   $1.03   $1.00       --      --
Accumulation unit value at end of period                $1.37   $1.30   $1.28   $1.19   $1.03       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  2,701     919     906     264     111       --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period          $1.22   $1.18   $1.07   $1.00      --       --      --
Accumulation unit value at end of period                $1.40   $1.22   $1.18   $1.07      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     36      38      39      12      --       --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period          $1.16   $1.04   $0.98   $0.84   $1.00       --      --
Accumulation unit value at end of period                $1.18   $1.16   $1.04   $0.98   $0.84       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    150     132     111      50      12       --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period          $0.86   $0.77   $0.67   $0.53   $0.65    $0.83   $1.00
Accumulation unit value at end of period                $1.08   $0.86   $0.77   $0.67   $0.53    $0.65   $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                  3,931   4,113   4,437   3,942   3,982    3,906   2,927
--------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period          $1.16   $1.12   $1.05   $1.00      --       --      --
Accumulation unit value at end of period                $1.28   $1.16   $1.12   $1.05      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     39      41      35      --      --       --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.04      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,144      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period          $0.57   $0.52   $0.44   $0.34   $0.49    $0.75   $1.00
Accumulation unit value at end of period                $0.60   $0.57   $0.52   $0.44   $0.34    $0.49   $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                                  2,673   3,050   3,375   3,967   4,476    4,717   3,180
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/6/2003)
Accumulation unit value at beginning of period          $1.01   $0.99   $1.00   $1.00      --       --      --
Accumulation unit value at end of period                $1.04   $1.01   $0.99   $1.00      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    340      57      73     203      --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
Accumulation unit value at beginning of period          $1.05   $1.05   $1.01   $1.00      --       --      --
Accumulation unit value at end of period                $1.09   $1.05   $1.05   $1.01      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  6,766   1,000   1,117      75      --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period          $1.60   $1.42   $1.22   $0.87   $1.09    $1.08   $1.00
Accumulation unit value at end of period                $1.89   $1.60   $1.42   $1.22   $0.87    $1.09   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                  3,391   1,105   1,194     591     573      428      98
--------------------------------------------------------------------------------------------------------------

 36    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002     2001    2000
--------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.13      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,112      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.03      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  4,156      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period          $1.21   $1.12   $1.05   $1.00      --       --      --
Accumulation unit value at end of period                $1.32   $1.21   $1.12   $1.05      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     14      14      15       7      --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period          $1.20   $1.17   $1.06   $0.86   $0.93    $0.90   $1.00
Accumulation unit value at end of period                $1.31   $1.20   $1.17   $1.06   $0.86    $0.93   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                    630     328     368     394     684      279     175
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.05      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,572      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.06      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period          $0.73   $0.69   $0.66   $0.52   $0.67    $0.83   $1.00
Accumulation unit value at end of period                $0.83   $0.73   $0.69   $0.66   $0.52    $0.67   $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                  2,748     727     804      75      75       76      66
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.10      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period          $1.20   $1.10   $1.02   $1.00      --       --      --
Accumulation unit value at end of period                $1.18   $1.20   $1.10   $1.02      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
Accumulation unit value at beginning of period          $1.19   $1.15   $1.06   $1.00      --       --      --
Accumulation unit value at end of period                $1.35   $1.19   $1.15   $1.06      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    248     251     239      73      --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.05      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period          $1.17   $1.17   $1.17   $1.17   $1.12    $1.07   $1.00
Accumulation unit value at end of period                $1.21   $1.17   $1.17   $1.17   $1.17    $1.12   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,294   1,196   1,221   1,040   1,450      805     125
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period          $1.21   $1.16   $0.99   $0.68   $0.83    $0.90   $1.00
Accumulation unit value at end of period                $1.33   $1.21   $1.16   $0.99   $0.68    $0.83   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                    139     214     237     384     307       41       9
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period          $1.34   $1.28   $1.08   $0.79   $1.00       --      --
Accumulation unit value at end of period                $1.59   $1.34   $1.28   $1.08   $0.79       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    192     185     221      40      22       --      --
--------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    37

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002     2001    2000
--------------------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period          $1.08   $1.10   $1.04   $1.00      --       --      --
Accumulation unit value at end of period                $1.18   $1.08   $1.10   $1.04      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (11/6/2003)
Accumulation unit value at beginning of period          $1.45   $1.30   $1.10   $1.00      --       --      --
Accumulation unit value at end of period                $1.79   $1.45   $1.30   $1.10      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    108      --      --      --      --       --      --
*STI Classic Variable Trust International Equity Fund
  liquidated on April 30, 2007.
--------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (11/6/2003)
Accumulation unit value at beginning of period          $1.05   $1.04   $1.01   $1.00      --       --      --
Accumulation unit value at end of period                $1.08   $1.05   $1.04   $1.01      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
*STI Classic Variable Trust Investment Grade Bond
  Fund liquidated on April 30, 2007.
--------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (11/6/2003)
Accumulation unit value at beginning of period          $1.31   $1.21   $1.07   $1.00      --       --      --
Accumulation unit value at end of period                $1.50   $1.31   $1.21   $1.07      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    336       3       3      --      --       --      --
--------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period          $1.24   $1.21   $1.06   $1.00      --       --      --
Accumulation unit value at end of period                $1.50   $1.24   $1.21   $1.06      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5       5       5      --      --       --      --
--------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period          $1.35   $1.20   $1.04   $1.00      --       --      --
Accumulation unit value at end of period                $1.48   $1.35   $1.20   $1.04      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period          $1.45   $1.31   $1.07   $1.00      --       --      --
Accumulation unit value at end of period                $1.66   $1.45   $1.31   $1.07      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    153       9       9       2      --       --      --
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period          $1.29   $1.25   $1.08   $1.00      --       --      --
Accumulation unit value at end of period                $1.47   $1.29   $1.25   $1.08      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  3,372     677     711      17      --       --      --
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period          $1.32   $1.22   $1.08   $1.00      --       --      --
Accumulation unit value at end of period                $1.51   $1.32   $1.22   $1.08      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    326     371     375      --      --       --      --
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/6/2003)
Accumulation unit value at beginning of period          $1.65   $1.42   $1.06   $1.00      --       --      --
Accumulation unit value at end of period                $2.25   $1.65   $1.42   $1.06      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     60      68      68      11      --       --      --
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.23      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     31      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.09      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,448      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (5/1/2006)
Accumulation unit value at beginning of period          $1.00      --      --      --      --       --      --
Accumulation unit value at end of period                $1.00      --      --      --      --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    175      --      --      --      --       --      --
--------------------------------------------------------------------------------------------------------------

 38    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2006    2005    2004    2003    2002     2001    2000
--------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period          $1.06   $1.02   $0.95   $0.79   $0.91    $0.99   $1.00
Accumulation unit value at end of period                $1.18   $1.06   $1.02   $0.95   $0.79    $0.91   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                  3,544   4,274   4,536   4,842   5,138    5,343   2,012
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period          $1.05   $1.03   $0.94   $0.76   $1.01    $1.09   $1.00
Accumulation unit value at end of period                $1.27   $1.05   $1.03   $0.94   $0.76    $1.01   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                                    561     586     532     624     638      457     213
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period          $1.20   $1.16   $1.05   $0.84   $1.06    $1.13   $1.00
Accumulation unit value at end of period                $1.41   $1.20   $1.16   $1.05   $0.84    $1.06   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,387   1,578   1,938   1,984   2,083    2,040   1,204
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period          $0.86   $0.79   $0.73   $0.56   $0.74    $0.89   $1.00
Accumulation unit value at end of period                $1.02   $0.86   $0.79   $0.73   $0.56    $0.74   $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                                    330     312     328     239     245      218     111
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period          $0.65   $0.67   $0.62   $0.51   $0.70    $0.87   $1.00
Accumulation unit value at end of period                $0.74   $0.65   $0.67   $0.62   $0.51    $0.70   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                    305     613     587     486     519      321     266
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period          $0.70   $0.67   $0.66   $0.53   $0.74    $0.95   $1.00
Accumulation unit value at end of period                $0.71   $0.70   $0.67   $0.66   $0.53    $0.74   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                  5,785   6,853   7,868   8,804   8,912   11,429   7,702
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period          $1.07   $1.05   $1.06   $1.06   $1.06    $1.04   $1.00
Accumulation unit value at end of period                $1.10   $1.07   $1.05   $1.06   $1.06    $1.06   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                    966   1,254   1,285   1,462   2,532    2,106     317
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period          $0.42   $0.40   $0.36   $0.25   $0.42    $0.56   $1.00
Accumulation unit value at end of period                $0.51   $0.42   $0.40   $0.36   $0.25    $0.42   $0.56
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,741   1,913   2,281   2,845   3,066    3,231   2,319
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period          $1.35   $1.34   $1.30   $1.22   $1.14    $1.08   $1.00
Accumulation unit value at end of period                $1.39   $1.35   $1.34   $1.30   $1.22    $1.14   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,377     939     985   1,052   1,227      934     408
--------------------------------------------------------------------------------------------------------------




                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    39

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                               2006     2005     2004     2003     2002     2001    2000    1999
-------------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (5/21/2002)
Accumulation unit value at beginning of period   $1.14    $1.09    $1.00    $0.76    $1.00       --      --      --
Accumulation unit value at end of period         $1.27    $1.14    $1.09    $1.00    $0.76       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      790      708      783      699       90       --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES* (11/9/1999)
Accumulation unit value at beginning of period   $0.91    $0.85    $0.80    $0.63    $0.84    $1.11   $1.26   $1.00
Accumulation unit value at end of period         $0.96    $0.91    $0.85    $0.80    $0.63    $0.84   $1.11   $1.26
Number of accumulation units outstanding at
  end of period (000 omitted)                    3,214    3,090    3,428    3,393    3,148    3,345   1,103      --
*AIM V.I. Demographic Trends Fund, Series I Shares merged into AIM V.I. Capital Appreciation Fund, Series I Shares on Nov. 3, 2006.
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period   $1.39    $1.29    $1.23    $0.97    $1.00       --      --      --
Accumulation unit value at end of period         $1.45    $1.39    $1.29    $1.23    $0.97       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      173       24       22       19       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period   $1.23    $1.14    $1.00    $0.75    $1.00       --      --      --
Accumulation unit value at end of period         $1.41    $1.23    $1.14    $1.00    $0.75       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       72       80       80      100       28       --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.08       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    5,506       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.08       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       12       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.04       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (5/21/2002)
Accumulation unit value at beginning of period   $1.17    $1.14    $1.06    $0.91    $1.00       --      --      --
Accumulation unit value at end of period         $1.29    $1.17    $1.14    $1.06    $0.91       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       93       36       35       22        1       --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period   $0.44    $0.43    $0.42    $0.29    $0.51    $0.69   $1.00      --
Accumulation unit value at end of period         $0.47    $0.44    $0.43    $0.42    $0.29    $0.51   $0.69      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      824      829      932      498      684      793     277      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period   $1.09    $1.06    $0.96    $0.74    $0.96    $0.97   $1.00      --
Accumulation unit value at end of period         $1.26    $1.09    $1.06    $0.96    $0.74    $0.96   $0.97      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    3,482    3,585    4,135    3,461    3,898    2,152     213      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.12       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,029       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period   $0.66    $0.58    $0.54    $0.45    $0.65    $0.80   $1.00      --
Accumulation unit value at end of period         $0.65    $0.66    $0.58    $0.54    $0.45    $0.65   $0.80      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,473    1,546    1,578    1,510    2,042    1,944     426      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.02       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.08       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------

 40    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2006     2005     2004     2003     2002     2001    2000    1999
-------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP ULTRA(R), CLASS II (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $0.96       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,100       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.12       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period   $1.37    $1.30    $1.20    $1.00       --       --      --      --
Accumulation unit value at end of period         $1.51    $1.37    $1.30    $1.20       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      469      476      498      507       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (4/7/2003)
Accumulation unit value at beginning of period   $1.05    $1.04    $1.01    $1.00       --       --      --      --
Accumulation unit value at end of period         $1.08    $1.05    $1.04    $1.01       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,340    1,433    1,520    1,658       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (4/28/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.07       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      540       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.07       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      659       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (2/25/2005)
Accumulation unit value at beginning of period   $1.04    $1.00       --       --       --       --      --      --
Accumulation unit value at end of period         $1.13    $1.04       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      333      428       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.03       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (4/14/2003)
Accumulation unit value at beginning of period   $1.68    $1.65    $1.50    $1.00       --       --      --      --
Accumulation unit value at end of period         $1.86    $1.68    $1.65    $1.50       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       90      108      108      107       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $0.98       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $0.97       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      490       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2000)
Accumulation unit value at beginning of period   $0.65    $0.63    $0.60    $0.48    $0.69    $0.90   $1.00      --
Accumulation unit value at end of period         $0.70    $0.65    $0.63    $0.60    $0.48    $0.69   $0.90      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      620      626      623      735      715    1,143     471      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.11       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.06       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    41

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2006     2005     2004     2003     2002     2001    2000    1999
-------------------------------------------------------------------------------------------------------------------

EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period   $1.24    $1.19    $1.14    $1.00    $1.00       --      --      --
Accumulation unit value at end of period         $1.34    $1.24    $1.19    $1.14    $1.00       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       88       68       94       90        8       --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period   $1.10    $1.09    $1.06    $1.04    $1.00       --      --      --
Accumulation unit value at end of period         $1.13    $1.10    $1.09    $1.06    $1.04       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      905      818      798      901      301       --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period   $1.13    $1.05    $0.97    $0.76    $0.90    $1.04   $1.00      --
Accumulation unit value at end of period         $1.25    $1.13    $1.05    $0.97    $0.76    $0.90   $1.04      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      200      227      215      215      169      120      27      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period   $1.42    $1.32    $1.23    $0.96    $1.00       --      --      --
Accumulation unit value at end of period         $1.58    $1.42    $1.32    $1.23    $0.96       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      473      473      244      192        1       --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period   $1.59    $1.51    $1.35    $0.99    $1.00       --      --      --
Accumulation unit value at end of period         $1.74    $1.59    $1.51    $1.35    $0.99       --      --      --
Number of accumulation units outstanding at
  end of perio (000 omitted)                       125      126      117       84       26       --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period   $1.29    $1.29    $1.21    $1.04    $1.00       --      --      --
Accumulation unit value at end of period         $1.39    $1.29    $1.29    $1.21    $1.04       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      360      364      638      279      133       --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period   $1.41    $1.23    $1.05    $1.00       --       --      --      --
Accumulation unit value at end of period         $1.72    $1.41    $1.23    $1.05       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      246      113      278      286       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period   $1.62    $1.41    $1.20    $0.93    $1.00       --      --      --
Accumulation unit value at end of period         $1.96    $1.62    $1.41    $1.20    $0.93       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      342      352      365      253       40       --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period   $0.76    $0.74    $0.70    $0.51    $0.69    $0.82   $1.00      --
Accumulation unit value at end of period         $0.80    $0.76    $0.74    $0.70    $0.51    $0.69   $0.82      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      482      587      993    1,050    1,072    1,030     186      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period   $1.44    $1.40    $1.33    $0.96    $1.00       --      --      --
Accumulation unit value at end of period         $1.50    $1.44    $1.40    $1.33    $0.96       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      448      445      467      323       42       --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period   $1.96    $1.79    $1.51    $1.18    $1.37    $1.17   $1.00      --
Accumulation unit value at end of period         $2.35    $1.96    $1.79    $1.51    $1.18    $1.37   $1.17      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      859      846      894      855      720      120       1      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period   $1.58    $1.44    $1.22    $0.95    $1.00       --      --      --
Accumulation unit value at end of period         $1.89    $1.58    $1.44    $1.22    $0.95       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      424      490      523      385      157       --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period   $1.51    $1.53    $1.43    $1.24    $1.09    $1.04   $1.00      --
Accumulation unit value at end of period         $1.57    $1.51    $1.53    $1.43    $1.24    $1.09   $1.04      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      491      331      298      402      311      258      24      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period   $1.30    $1.33    $1.25    $1.08    $1.00       --      --      --
Accumulation unit value at end of period         $1.36    $1.30    $1.33    $1.25    $1.08       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      412      374      384      206       74       --      --      --
-------------------------------------------------------------------------------------------------------------------

 42    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2006     2005     2004     2003     2002     2001    2000    1999
-------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period   $1.06    $1.01    $0.97    $0.84    $0.93    $0.96   $1.02   $1.00
Accumulation unit value at end of period         $1.17    $1.06    $1.01    $0.97    $0.84    $0.93   $0.96   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                      452      468      481      526      511      350      66      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period   $1.26    $1.09    $0.95    $0.75    $0.84    $0.97   $1.00      --
Accumulation unit value at end of period         $1.38    $1.26    $1.09    $0.95    $0.75    $0.84   $0.97      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,795    1,837    1,835    1,713    1,431      457       2      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period   $1.43    $1.24    $1.09    $0.86    $1.00       --      --      --
Accumulation unit value at end of period         $1.57    $1.43    $1.24    $1.09    $0.86       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    4,893    1,778    1,707      935      115       --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period   $1.28    $1.07    $1.07    $0.87    $0.95    $1.00      --      --
Accumulation unit value at end of period         $1.44    $1.28    $1.07    $1.07    $0.87    $0.95      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      717      525      523      535      305      207      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period   $0.98    $0.92    $0.88    $0.72    $0.88    $0.98   $1.03   $1.00
Accumulation unit value at end of period         $1.09    $0.98    $0.92    $0.88    $0.72    $0.88   $0.98   $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                      396      386      441      436      435      425      85      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period   $0.80    $0.76    $0.75    $0.57    $0.83    $1.02   $1.16   $1.00
Accumulation unit value at end of period         $0.84    $0.80    $0.76    $0.75    $0.57    $0.83   $1.02   $1.16
Number of accumulation units outstanding at
  end of period (000 omitted)                      144      164      173      195      208      445     365      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period   $1.04    $0.99    $0.98    $0.75    $1.00       --      --      --
Accumulation unit value at end of period         $1.09    $1.04    $0.99    $0.98    $0.75       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      602      429      410      117       31       --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period   $1.01    $0.99    $0.92    $0.73    $0.72    $0.82   $1.00      --
Accumulation unit value at end of period         $1.11    $1.01    $0.99    $0.92    $0.73    $0.72   $0.82      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      597      596      845      826      502      294      56      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period   $1.27    $1.26    $1.17    $0.93    $0.91    $1.00      --      --
Accumulation unit value at end of period         $1.39    $1.27    $1.26    $1.17    $0.93    $0.91      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      564      287      337      316      317      178      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.04       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      224       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/9/1999)
Accumulation unit value at beginning of period   $2.73    $2.34    $1.90    $1.39    $1.56    $1.63   $1.24   $1.00
Accumulation unit value at end of period         $3.03    $2.73    $2.34    $1.90    $1.39    $1.56   $1.63   $1.24
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,627    1,723    1,897    1,802    1,810    1,254     206      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period   $1.85    $1.59    $1.29    $0.95    $1.06    $1.00      --      --
Accumulation unit value at end of period         $2.06    $1.85    $1.59    $1.29    $0.95    $1.06      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    3,592    3,013    3,064    2,428    1,445      522      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period   $1.39    $1.19    $1.06    $0.75    $1.00       --      --      --
Accumulation unit value at end of period         $1.62    $1.39    $1.19    $1.06    $0.75       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      272       82       81       27       15       --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period   $1.66    $1.66    $1.47    $1.13    $1.15    $1.16   $1.00      --
Accumulation unit value at end of period         $1.94    $1.66    $1.66    $1.47    $1.13    $1.15   $1.16      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,299    2,435    2,548    2,063    1,728    1,020     153      --
-------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    43

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2006     2005     2004     2003     2002     2001    2000    1999
-------------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period   $2.81    $2.50    $1.92    $1.43    $1.42    $1.34   $1.00      --
Accumulation unit value at end of period         $3.34    $2.81    $2.50    $1.92    $1.43    $1.42   $1.34      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      867      938      992    1,000    1,015      488     144      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.07       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        5       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period   $2.22    $2.07    $1.69    $1.30    $1.45    $1.29   $1.04   $1.00
Accumulation unit value at end of period         $2.57    $2.22    $2.07    $1.69    $1.30    $1.45   $1.29   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                      717      658      516      219       47        2      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period   $1.10    $1.06    $0.96    $0.71    $1.01    $1.21   $1.43   $1.00
Accumulation unit value at end of period         $1.18    $1.10    $1.06    $0.96    $0.71    $1.01   $1.21   $1.43
Number of accumulation units outstanding at
  end of period (000 omitted)                    4,295    4,737    5,177    4,918    4,574    2,844     855      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period   $1.60    $1.46    $1.32    $1.06    $1.22    $1.16   $1.03   $1.00
Accumulation unit value at end of period         $1.87    $1.60    $1.46    $1.32    $1.06    $1.22   $1.16   $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                    6,011    5,328    5,621    4,198    2,393      252      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period   $1.63    $1.49    $1.34    $1.08    $1.24    $1.18   $1.00      --
Accumulation unit value at end of period         $1.90    $1.63    $1.49    $1.34    $1.08    $1.24   $1.18      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,476    2,267    2,400    2,050    1,377      646      36      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period   $1.83    $1.45    $1.18    $0.78    $0.79    $0.87   $1.00      --
Accumulation unit value at end of period         $2.31    $1.83    $1.45    $1.18    $0.78    $0.79   $0.87      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      126      131      169      124       20       17      17      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/9/1999)
Accumulation unit value at beginning of period   $1.21    $1.11    $0.95    $0.73    $0.90    $1.09   $1.13   $1.00
Accumulation unit value at end of period         $1.45    $1.21    $1.11    $0.95    $0.73    $0.90   $1.09   $1.13
Number of accumulation units outstanding at
  end of period (000 omitted)                      368      420      400      371      296      145      16      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period   $1.13    $1.04    $0.89    $0.68    $0.84    $1.02   $1.00      --
Accumulation unit value at end of period         $1.35    $1.13    $1.04    $0.89    $0.68    $0.84   $1.02      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,636    2,688    2,217    1,480      866      514      52      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.05       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,812       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.11       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       21       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period   $2.59    $2.33    $1.87    $1.48    $1.57    $1.42   $1.00      --
Accumulation unit value at end of period         $2.97    $2.59    $2.33    $1.87    $1.48    $1.57   $1.42      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,873    1,361    1,409    1,449    1,458    1,091     414      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period   $0.94    $0.89    $0.79    $0.62    $0.80    $0.92   $1.00      --
Accumulation unit value at end of period         $1.05    $0.94    $0.89    $0.79    $0.62    $0.80   $0.92      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,494    2,681    2,371    2,072    2,038    2,083   1,204      --
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period   $0.41    $0.38    $0.38    $0.26    $0.45    $0.72   $1.00      --
Accumulation unit value at end of period         $0.44    $0.41    $0.38    $0.38    $0.26    $0.45   $0.72      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       79      108      126      125      131      129      --      --
-------------------------------------------------------------------------------------------------------------------

 44    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2006     2005     2004     2003     2002     2001    2000    1999
-------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period   $0.64    $0.62    $0.60    $0.46    $0.64    $0.87   $1.00      --
Accumulation unit value at end of period         $0.70    $0.64    $0.62    $0.60    $0.46    $0.64   $0.87      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      503      514      632      722      759      601      --      --
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of period   $0.57    $0.51    $0.43    $0.32    $0.45    $0.76   $1.00      --
Accumulation unit value at end of period         $0.63    $0.57    $0.51    $0.43    $0.32    $0.45   $0.76      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      199      254      313      293      270      291      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period   $0.67    $0.65    $0.61    $0.50    $0.70    $0.95   $1.00      --
Accumulation unit value at end of period         $0.71    $0.67    $0.65    $0.61    $0.50    $0.70   $0.95      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,099      807      834      938      875      662      75      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period   $0.94    $0.89    $0.81    $0.67    $0.86    $1.04   $1.05   $1.00
Accumulation unit value at end of period         $1.05    $0.94    $0.89    $0.81    $0.67    $0.86   $1.04   $1.05
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,379    1,483    1,582    1,661    1,578    1,377     295      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period   $0.89    $0.84    $0.77    $0.64    $0.82    $0.99   $1.00      --
Accumulation unit value at end of period         $0.99    $0.89    $0.84    $0.77    $0.64    $0.82   $0.99      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      471      505      526      535      530      324      16      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period   $1.26    $1.22    $1.16    $0.88    $1.30    $1.38   $1.43   $1.00
Accumulation unit value at end of period         $1.41    $1.26    $1.22    $1.16    $0.88    $1.30   $1.38   $1.43
Number of accumulation units outstanding at
  end of period (000 omitted)                       22       33       31       32       32       18      19      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period   $0.84    $0.81    $0.77    $0.58    $0.87    $0.93   $1.00      --
Accumulation unit value at end of period         $0.94    $0.84    $0.81    $0.77    $0.58    $0.87   $0.93      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      658      783      901      707      441      293      35      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period   $1.36    $1.34    $1.22    $1.06    $1.13    $1.14   $1.00   $1.00
Accumulation unit value at end of period         $1.50    $1.36    $1.34    $1.22    $1.06    $1.13   $1.14   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                      117      100       88       89       74       77      25      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period   $1.25    $1.23    $1.12    $0.98    $1.05    $1.06   $1.00      --
Accumulation unit value at end of period         $1.38    $1.25    $1.23    $1.12    $0.98    $1.05   $1.06      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    6,062    5,779    6,230    5,443    3,949    1,861      23      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/9/1999)
Accumulation unit value at beginning of period   $1.37    $1.19    $0.92    $0.69    $0.90    $1.20   $1.14   $1.00
Accumulation unit value at end of period         $1.77    $1.37    $1.19    $0.92    $0.69    $0.90   $1.20   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,159    1,267    1,336    1,393    1,631    1,999   1,109      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of period   $1.13    $0.98    $0.76    $0.57    $0.75    $1.01   $1.00      --
Accumulation unit value at end of period         $1.46    $1.13    $0.98    $0.76    $0.57    $0.75   $1.01      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      304      241      287      264      209      126       7      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period   $1.10    $1.06    $1.01    $0.78    $1.00       --      --      --
Accumulation unit value at end of period         $1.17    $1.10    $1.06    $1.01    $0.78       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      499      504      445      242       39       --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period   $1.44    $1.28    $1.09    $0.77    $1.00       --      --      --
Accumulation unit value at end of period         $1.67    $1.44    $1.28    $1.09    $0.77       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,059    1,904    1,729      788      190       --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period   $1.27    $1.26    $1.17    $0.96    $1.00       --      --      --
Accumulation unit value at end of period         $1.37    $1.27    $1.26    $1.17    $0.96       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      214      223      252      209        4       --      --      --
-------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    45

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2006     2005     2004     2003     2002     2001    2000    1999
-------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period   $1.44    $1.33    $1.13    $0.79    $1.00       --      --      --
Accumulation unit value at end of period         $1.63    $1.44    $1.33    $1.13    $0.79       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      391      378      374      217       65       --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period   $1.29    $1.28    $1.19    $1.03    $1.00       --      --      --
Accumulation unit value at end of period         $1.37    $1.29    $1.28    $1.19    $1.03       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    3,247    1,889    1,541    1,060      212       --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period   $1.09    $1.05    $0.96    $0.76    $0.95    $1.03   $0.97   $1.00
Accumulation unit value at end of period         $1.25    $1.09    $1.05    $0.96    $0.76    $0.95   $1.03   $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,443    1,621    1,596    1,635    1,583      963     146      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period   $1.16    $1.04    $0.98    $0.84    $1.00       --      --      --
Accumulation unit value at end of period         $1.18    $1.16    $1.04    $0.98    $0.84       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      243      213      209       86       52       --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period   $1.28    $1.27    $1.23    $1.19    $1.12    $1.06   $0.99   $1.00
Accumulation unit value at end of period         $1.33    $1.28    $1.27    $1.23    $1.19    $1.12   $1.06   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                       23       28       34       31       79       28       5      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period   $1.18    $1.07    $0.93    $0.73    $0.90    $1.15   $1.29   $1.00
Accumulation unit value at end of period         $1.49    $1.18    $1.07    $0.93    $0.73    $0.90   $1.15   $1.29
Number of accumulation units outstanding at
  end of period (000 omitted)                    4,374    4,450    4,648    4,797    4,994    4,731   2,474      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period   $0.78    $0.67    $0.60    $0.45    $0.53    $0.76   $1.00      --
Accumulation unit value at end of period         $0.97    $0.78    $0.67    $0.60    $0.45    $0.53   $0.76      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      197      219      262      289      440      461      96      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period   $1.10    $1.06    $1.00    $0.81    $1.00       --      --      --
Accumulation unit value at end of period         $1.21    $1.10    $1.06    $1.00    $0.81       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.04       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      801       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/9/1999)
Accumulation unit value at beginning of period   $0.95    $0.85    $0.73    $0.55    $0.81    $1.23   $1.30   $1.00
Accumulation unit value at end of period         $0.98    $0.95    $0.85    $0.73    $0.55    $0.81   $1.23   $1.30
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,039    2,480    2,708    3,087    3,317    4,035   1,798      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period   $0.70    $0.64    $0.54    $0.41    $0.60    $0.92   $1.00      --
Accumulation unit value at end of period         $0.73    $0.70    $0.64    $0.54    $0.41    $0.60   $0.92      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      589      612      843      811    1,020    1,024     152      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (11/9/1999)
Accumulation unit value at beginning of period   $1.04    $1.01    $0.94    $0.79    $0.92    $1.04   $1.08   $1.00
Accumulation unit value at end of period         $1.17    $1.04    $1.01    $0.94    $0.79    $0.92   $1.04   $1.08
Number of accumulation units outstanding at
  end of period (000 omitted)                      275      210      176      177      179      151       5      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/9/1999)
Accumulation unit value at beginning of period   $1.08    $1.06    $1.07    $1.08    $1.08    $1.05   $1.01   $1.00
Accumulation unit value at end of period         $1.11    $1.08    $1.06    $1.07    $1.08    $1.08   $1.05   $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,203    1,149    1,454    1,720    2,516    2,250      --      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/9/1999)
Accumulation unit value at beginning of period   $1.25    $1.24    $1.20    $1.16    $1.11    $1.05   $1.01   $1.00
Accumulation unit value at end of period         $1.29    $1.25    $1.24    $1.20    $1.16    $1.11   $1.05   $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                    4,332    1,045      999      593      179       99      82      --
-------------------------------------------------------------------------------------------------------------------

 46    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2006     2005     2004     2003     2002     2001    2000    1999
-------------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/9/1999)
Accumulation unit value at beginning of period   $1.47    $1.31    $1.12    $0.81    $1.01    $1.00   $1.02   $1.00
Accumulation unit value at end of period         $1.74    $1.47    $1.31    $1.12    $0.81    $1.01   $1.00   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                    3,199    1,284    1,141      861      536      342     244      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (10/23/2000)
Accumulation unit value at beginning of period   $1.89    $1.43    $1.17    $0.84    $0.90    $0.92   $1.00      --
Accumulation unit value at end of period         $2.50    $1.89    $1.43    $1.17    $0.84    $0.90   $0.92      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      428       49       48       42       67       35      --      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.03       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,829       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
Accumulation unit value at beginning of period   $1.12    $1.04    $0.97    $0.81    $1.00       --      --      --
Accumulation unit value at end of period         $1.22    $1.12    $1.04    $0.97    $0.81       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        3       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/9/1999)
Accumulation unit value at beginning of period   $1.23    $1.20    $1.09    $0.88    $0.96    $0.92   $1.03   $1.00
Accumulation unit value at end of period         $1.35    $1.23    $1.20    $1.09    $0.88    $0.96   $0.92   $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,320    1,059    1,262    1,212    1,027      821     278      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.05       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,094       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.06       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        5       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period   $0.72    $0.69    $0.66    $0.52    $0.67    $0.83   $1.00      --
Accumulation unit value at end of period         $0.82    $0.72    $0.69    $0.66    $0.52    $0.67   $0.83      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    4,701    1,109    1,250      172      141      217     104      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.10       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period   $1.44    $1.33    $1.23    $1.02    $1.00       --      --      --
Accumulation unit value at end of period         $1.42    $1.44    $1.33    $1.23    $1.02       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        1        1        1       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
Accumulation unit value at beginning of period   $0.89    $0.86    $0.79    $0.63    $0.82    $0.94   $1.00      --
Accumulation unit value at end of period         $1.01    $0.89    $0.86    $0.79    $0.63    $0.82   $0.94      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      539      565      639      728      711      450      --      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
Accumulation unit value at beginning of period   $0.87    $0.84    $0.77    $0.61    $0.80    $0.92   $1.00      --
Accumulation unit value at end of period         $0.99    $0.87    $0.84    $0.77    $0.61    $0.80   $0.92      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    3,398    3,818    3,822    2,601    2,290      817      34      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.05       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/30/2000)
Accumulation unit value at beginning of period   $1.17    $1.16    $1.17    $1.16    $1.11    $1.06   $1.00      --
Accumulation unit value at end of period         $1.20    $1.17    $1.16    $1.17    $1.16    $1.11   $1.06      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,559    1,666    1,897    1,950    1,729      799      15      --
-------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    47

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2006     2005     2004     2003     2002     2001    2000    1999
-------------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period   $1.17    $1.17    $1.17    $1.17    $1.12    $1.06   $1.00      --
Accumulation unit value at end of period         $1.20    $1.17    $1.17    $1.17    $1.17    $1.12   $1.06      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,522    1,654    2,036    2,508    2,657      859     183      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (11/9/1999)
Accumulation unit value at beginning of period   $1.53    $1.48    $1.26    $0.87    $1.06    $1.14   $1.11   $1.00
Accumulation unit value at end of period         $1.69    $1.53    $1.48    $1.26    $0.87    $1.06   $1.14   $1.11
Number of accumulation units outstanding at
  end of period (000 omitted)                      338      394      445      419      366      276      85      --
-------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period   $1.33    $1.28    $1.08    $0.79    $1.00       --      --      --
Accumulation unit value at end of period         $1.58    $1.33    $1.28    $1.08    $0.79       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      446      296      274      180       28       --      --      --
-------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period   $1.24    $1.27    $1.20    $1.00       --       --      --      --
Accumulation unit value at end of period         $1.36    $1.24    $1.27    $1.20       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       16       17       17       11       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period   $1.88    $1.69    $1.43    $1.00       --       --      --      --
Accumulation unit value at end of period         $2.31    $1.88    $1.69    $1.43       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       80       16       --       --       --       --      --      --
*STI Classic Variable Trust International
  Equity Fund liquidated on April 30, 2007.
-------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period   $1.06    $1.05    $1.02    $1.00       --       --      --      --
Accumulation unit value at end of period         $1.09    $1.06    $1.05    $1.02       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        6        6        6        5       --       --      --      --
*STI Classic Variable Trust Investment Grade Bond Fund liquidated on April 30, 2007.
-------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period   $1.56    $1.45    $1.28    $1.00       --       --      --      --
Accumulation unit value at end of period         $1.79    $1.56    $1.45    $1.28       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      190        7        7        5       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period   $1.47    $1.44    $1.26    $1.00       --       --      --      --
Accumulation unit value at end of period         $1.78    $1.47    $1.44    $1.26       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       10       10       10        7       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period   $1.71    $1.51    $1.31    $1.00       --       --      --      --
Accumulation unit value at end of period         $1.87    $1.71    $1.51    $1.31       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       18       17       17        5       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period   $1.90    $1.72    $1.40    $1.00       --       --      --      --
Accumulation unit value at end of period         $2.18    $1.90    $1.72    $1.40       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       85       15       --       51       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period   $1.51    $1.47    $1.27    $0.98    $1.00       --      --      --
Accumulation unit value at end of period         $1.73    $1.51    $1.47    $1.27    $0.98       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,020      284      242      153      186       --      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period   $1.48    $1.37    $1.21    $0.96    $1.00       --      --      --
Accumulation unit value at end of period         $1.70    $1.48    $1.37    $1.21    $0.96       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       49       60       65       50        4       --      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period   $2.03    $1.76    $1.30    $0.96    $1.00       --      --      --
Accumulation unit value at end of period         $2.77    $2.03    $1.76    $1.30    $0.96       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        2        3      115        1       --       --      --      --
-------------------------------------------------------------------------------------------------------------------

 48    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2006     2005     2004     2003     2002     2001    2000    1999
-------------------------------------------------------------------------------------------------------------------

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.23       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       29       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.09       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,004       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (5/1/2006)
Accumulation unit value at beginning of period   $1.00       --       --       --       --       --      --      --
Accumulation unit value at end of period         $1.00       --       --       --       --       --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      110       --       --       --       --       --      --      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period   $1.06    $1.02    $0.95    $0.79    $0.91    $0.99   $1.00      --
Accumulation unit value at end of period         $1.17    $1.06    $1.02    $0.95    $0.79    $0.91   $0.99      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    5,760    6,499    7,105    7,439    7,879    6,593   3,351      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period   $1.05    $1.03    $0.94    $0.76    $1.01    $1.09   $1.00      --
Accumulation unit value at end of period         $1.27    $1.05    $1.03    $0.94    $0.76    $1.01   $1.09      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,209    1,034    1,053      969      993      569      36      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period   $1.20    $1.15    $1.05    $0.84    $1.06    $1.13   $1.00      --
Accumulation unit value at end of period         $1.40    $1.20    $1.15    $1.05    $0.84    $1.06   $1.13      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,619    3,000    3,241    3,433    3,711    2,814     765      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period   $0.86    $0.79    $0.73    $0.56    $0.74    $0.89   $1.00      --
Accumulation unit value at end of period         $1.02    $0.86    $0.79    $0.73    $0.56    $0.74   $0.89      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      804      934      868      757      570      561      88      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period   $0.64    $0.67    $0.62    $0.51    $0.70    $0.87   $1.00      --
Accumulation unit value at end of period         $0.73    $0.64    $0.67    $0.62    $0.51    $0.70   $0.87      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      805      645      687      856      870      908     340      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period   $0.70    $0.67    $0.66    $0.53    $0.74    $0.95   $1.00      --
Accumulation unit value at end of period         $0.71    $0.70    $0.67    $0.66    $0.53    $0.74   $0.95      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    8,900   10,433   11,414   11,837   12,545   12,015   5,711      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period   $1.06    $1.05    $1.06    $1.06    $1.06    $1.04   $1.00      --
Accumulation unit value at end of period         $1.10    $1.06    $1.05    $1.06    $1.06    $1.06   $1.04      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,994    1,196    1,509    2,790    3,356    4,984   1,717      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period   $0.42    $0.40    $0.36    $0.25    $0.42    $0.56   $1.00      --
Accumulation unit value at end of period         $0.51    $0.42    $0.40    $0.36    $0.25    $0.42   $0.56      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,832    2,904    3,073    3,239    3,394    4,983   2,024      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period   $1.35    $1.34    $1.30    $1.21    $1.14    $1.08   $1.00      --
Accumulation unit value at end of period         $1.38    $1.35    $1.34    $1.30    $1.21    $1.14   $1.08      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,453    1,892    2,017    2,160    2,275    1,545     660      --
-------------------------------------------------------------------------------------------------------------------




                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    49

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.54   $1.48   $1.35   $1.00
Accumulation unit value at end of period                             $1.72   $1.54   $1.48   $1.35
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,192   1,292   1,057     329
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.47   $1.37   $1.30   $1.00
Accumulation unit value at end of period                             $1.54   $1.47   $1.37   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                              33       7      16       7
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.67   $1.55   $1.36   $1.00
Accumulation unit value at end of period                             $1.92   $1.67   $1.55   $1.36
Number of accumulation units outstanding at end of period (000
  omitted)                                                             110     143     146      59
--------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                       $1.00      --      --      --
Accumulation unit value at end of period                             $1.08      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              10      --      --      --
--------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.14   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.25   $1.14   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             218     267     169      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                       $1.30   $1.27   $1.19   $1.00
Accumulation unit value at end of period                             $1.43   $1.30   $1.27   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                              43      42      62      71
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                       $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period                             $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at end of period (000
  omitted)                                                             102     118     172     110
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                       $1.50   $1.46   $1.33   $1.00
Accumulation unit value at end of period                             $1.74   $1.50   $1.46   $1.33
Number of accumulation units outstanding at end of period (000
  omitted)                                                             231     202     146     102
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                       $1.38   $1.20   $1.00      --
Accumulation unit value at end of period                             $1.84   $1.38   $1.20      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,005   1,806     583      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                       $1.51   $1.33   $1.25   $1.00
Accumulation unit value at end of period                             $1.48   $1.51   $1.33   $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                              94     100     110      28
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                       $1.06   $1.05   $1.00      --
Accumulation unit value at end of period                             $1.06   $1.06   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5,054   3,998   1,333      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                       $1.25   $1.12   $1.00      --
Accumulation unit value at end of period                             $1.54   $1.25   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                       $1.07   $1.06   $1.00      --
Accumulation unit value at end of period                             $1.02   $1.07   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,417   1,259     407      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                       $1.13   $1.09   $1.00      --
Accumulation unit value at end of period                             $1.32   $1.13   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               1       1      --      --
--------------------------------------------------------------------------------------------------

 50    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                       $1.00      --      --      --
Accumulation unit value at end of period                             $1.07      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,006      --      --      --
--------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                       $1.22   $1.17   $1.00      --
Accumulation unit value at end of period                             $1.44   $1.22   $1.17      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.22   $1.13   $1.00      --
Accumulation unit value at end of period                             $1.30   $1.22   $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               1       1       1      --
--------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.08   $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             858     598     161      --
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.21   $1.06   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             208     208     196      --
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.26   $1.14   $1.00      --
Accumulation unit value at end of period                             $1.52   $1.26   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               2       2      --      --
--------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.25   $1.21   $1.16   $1.00
Accumulation unit value at end of period                             $1.36   $1.25   $1.21   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                             199     204     224      63
--------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.06   $1.05   $1.02   $1.00
Accumulation unit value at end of period                             $1.09   $1.06   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           3,287   3,085   2,443     940
--------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.52   $1.41   $1.32   $1.00
Accumulation unit value at end of period                             $1.68   $1.52   $1.41   $1.32
Number of accumulation units outstanding at end of period (000
  omitted)                                                             913     816     590     214
--------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.65   $1.57   $1.40   $1.00
Accumulation unit value at end of period                             $1.80   $1.65   $1.57   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                             446     477     167      90
--------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.23   $1.23   $1.15   $1.00
Accumulation unit value at end of period                             $1.32   $1.23   $1.23   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,194   1,159     676     254
--------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.81   $1.58   $1.35   $1.00
Accumulation unit value at end of period                             $2.19   $1.81   $1.58   $1.35
Number of accumulation units outstanding at end of period (000
  omitted)                                                             921     859     545     279
--------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.52   $1.49   $1.41   $1.00
Accumulation unit value at end of period                             $1.58   $1.52   $1.49   $1.41
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,308   1,211     652     253
--------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.70   $1.56   $1.31   $1.00
Accumulation unit value at end of period                             $2.03   $1.70   $1.56   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                             783     755     725     314
--------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    51

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.19   $1.21   $1.14   $1.00
Accumulation unit value at end of period                             $1.24   $1.19   $1.21   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,594   2,416   1,843     485
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.71   $1.48   $1.30   $1.00
Accumulation unit value at end of period                             $1.88   $1.71   $1.48   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                           7,123   5,644   3,317   1,254
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.42   $1.37   $1.34   $1.00
Accumulation unit value at end of period                             $1.50   $1.42   $1.37   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                             175     184     196      51
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,247   1,451     385      --
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $2.00   $1.71   $1.39   $1.00
Accumulation unit value at end of period                             $2.21   $2.00   $1.71   $1.39
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,610   1,394   1,000     424
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.92   $1.64   $1.46   $1.00
Accumulation unit value at end of period                             $2.23   $1.92   $1.64   $1.46
Number of accumulation units outstanding at end of period (000
  omitted)                                                             607     684     487      38
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.13   $1.12   $1.00      --
Accumulation unit value at end of period                             $1.32   $1.13   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             845     827     157      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (1/29/2003)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                       $2.04   $1.82   $1.40   $1.00
Accumulation unit value at end of period                             $2.43   $2.04   $1.82   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                              94      89      86      30
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.12   $1.09   $1.00      --
Accumulation unit value at end of period                             $1.29   $1.12   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              26      35      25      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.80   $1.68   $1.37   $1.00
Accumulation unit value at end of period                             $2.08   $1.80   $1.68   $1.37
Number of accumulation units outstanding at end of period (000
  omitted)                                                             412     437     410     203
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.57   $1.52   $1.38   $1.00
Accumulation unit value at end of period                             $1.69   $1.57   $1.52   $1.38
Number of accumulation units outstanding at end of period (000
  omitted)                                                             180     253     221      94
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.53   $1.40   $1.26   $1.00
Accumulation unit value at end of period                             $1.78   $1.53   $1.40   $1.26
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4,535   4,526   4,252   2,446
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.71   $1.57   $1.34   $1.00
Accumulation unit value at end of period                             $2.05   $1.71   $1.57   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                             541     536     454     158
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.11   $1.16   $1.00      --
Accumulation unit value at end of period                             $1.24   $1.11   $1.16      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,116   1,517     537      --
--------------------------------------------------------------------------------------------------

 52    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.21   $1.12   $1.00      --
Accumulation unit value at end of period                             $1.45   $1.21   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             392     392      96      --
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.33   $1.20   $1.00      --
Accumulation unit value at end of period                             $1.53   $1.33   $1.20      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,985   1,451     489      --
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                       $1.36   $1.32   $1.23   $1.00
Accumulation unit value at end of period                             $1.44   $1.36   $1.32   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              44      53      54      32
--------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                       $1.46   $1.41   $1.34   $1.00
Accumulation unit value at end of period                             $1.62   $1.46   $1.41   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                              48      46      66      24
--------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                       $1.30   $1.28   $1.17   $1.00
Accumulation unit value at end of period                             $1.43   $1.30   $1.28   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,825   2,751   2,538   1,583
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                       $1.97   $1.72   $1.34   $1.00
Accumulation unit value at end of period                             $2.55   $1.97   $1.72   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                              67      64      67      45
--------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.43   $1.39   $1.32   $1.00
Accumulation unit value at end of period                             $1.53   $1.43   $1.39   $1.32
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,152   1,946   1,156     312
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.93   $1.72   $1.46   $1.00
Accumulation unit value at end of period                             $2.24   $1.93   $1.72   $1.46
Number of accumulation units outstanding at end of period (000
  omitted)                                                             289     233     155      65
--------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.21   $1.20   $1.12   $1.00
Accumulation unit value at end of period                             $1.30   $1.21   $1.20   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                             243     224     254     212
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.84   $1.70   $1.44   $1.00
Accumulation unit value at end of period                             $2.08   $1.84   $1.70   $1.44
Number of accumulation units outstanding at end of period (000
  omitted)                                                             362     338     304     146
--------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.16   $1.15   $1.07   $1.00
Accumulation unit value at end of period                             $1.23   $1.16   $1.15   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4,678   3,864   2,443   1,246
--------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.47   $1.42   $1.29   $1.00
Accumulation unit value at end of period                             $1.68   $1.47   $1.42   $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                              73      71      47      45
--------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.41   $1.26   $1.19   $1.00
Accumulation unit value at end of period                             $1.43   $1.41   $1.26   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                              80      82      92      40
--------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.72   $1.55   $1.35   $1.00
Accumulation unit value at end of period                             $2.16   $1.72   $1.55   $1.35
Number of accumulation units outstanding at end of period (000
  omitted)                                                             317     318     349     216
--------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    53

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.40   $1.35   $1.27   $1.00
Accumulation unit value at end of period                             $1.54   $1.40   $1.35   $1.27
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.25   $1.19   $1.00      --
Accumulation unit value at end of period                             $1.45   $1.25   $1.19      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             193      25      30      --
--------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.72   $1.56   $1.33   $1.00
Accumulation unit value at end of period                             $1.79   $1.72   $1.56   $1.33
Number of accumulation units outstanding at end of period (000
  omitted)                                                              24      25      26      12
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                             $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,143     724     589     292
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.07   $1.06   $1.03   $1.00
Accumulation unit value at end of period                             $1.10   $1.07   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,210   1,007   1,010     415
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.90   $1.69   $1.45   $1.00
Accumulation unit value at end of period                             $2.24   $1.90   $1.69   $1.45
Number of accumulation units outstanding at end of period (000
  omitted)                                                           3,198   2,316     703     257
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.55   $1.17   $1.00      --
Accumulation unit value at end of period                             $2.05   $1.55   $1.17      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,190   1,074     337      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                       $1.00      --      --      --
Accumulation unit value at end of period                             $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             787      --      --      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.40   $1.31   $1.22   $1.00
Accumulation unit value at end of period                             $1.54   $1.40   $1.31   $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                               8      12      18      14
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                             $1.22   $1.11   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             614     389      48      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                       $1.12   $1.10   $1.00      --
Accumulation unit value at end of period                             $1.19   $1.12   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             349      --      --      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.29   $1.14   $1.00      --
Accumulation unit value at end of period                             $1.58   $1.29   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             335     337      --      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.11   $1.06   $1.00      --
Accumulation unit value at end of period                             $1.26   $1.11   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,598   2,450   1,481      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.14   $1.10   $1.00      --
Accumulation unit value at end of period                             $1.34   $1.14   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               9      10      10      --
--------------------------------------------------------------------------------------------------

 54    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND
  (1/29/2003)
Accumulation unit value at beginning of period                       $1.48   $1.36   $1.26   $1.00
Accumulation unit value at end of period                             $1.46   $1.48   $1.36   $1.26
Number of accumulation units outstanding at end of period (000
  omitted)                                                             143     159     101       2
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.45   $1.41   $1.30   $1.00
Accumulation unit value at end of period                             $1.65   $1.45   $1.41   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,450   1,433   1,256     400
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.09   $1.10   $1.00      --
Accumulation unit value at end of period                             $1.25   $1.09   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.00   $1.00   $1.00   $1.00
Accumulation unit value at end of period                             $1.02   $1.00   $1.00   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,162   1,878   1,672   1,013
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.74   $1.66   $1.40   $1.00
Accumulation unit value at end of period                             $2.06   $1.74   $1.66   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,454   1,359     543      82
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.24   $1.27   $1.20   $1.00
Accumulation unit value at end of period                             $1.36   $1.24   $1.27   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                             730     576     223     127
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period                       $1.88   $1.68   $1.43   $1.00
Accumulation unit value at end of period                             $2.31   $1.88   $1.68   $1.43
Number of accumulation units outstanding at end of period (000
  omitted)                                                              42      30       3      --
*STI Classic Variable Trust International Equity Fund liquidated on April 30, 2007.
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period                       $1.06   $1.05   $1.02   $1.00
Accumulation unit value at end of period                             $1.09   $1.06   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             143      95      97      97
*STI Classic Variable Trust Investment Grade Bond Fund liquidated on April 30, 2007.
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.56   $1.45   $1.28   $1.00
Accumulation unit value at end of period                             $1.79   $1.56   $1.45   $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                             117      73      65      45
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.47   $1.44   $1.26   $1.00
Accumulation unit value at end of period                             $1.78   $1.47   $1.44   $1.26
Number of accumulation units outstanding at end of period (000
  omitted)                                                              80      83      90      40
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.71   $1.51   $1.31   $1.00
Accumulation unit value at end of period                             $1.87   $1.71   $1.51   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                              16      16      16      31
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.90   $1.72   $1.40   $1.00
Accumulation unit value at end of period                             $2.18   $1.90   $1.72   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                             322     280     130      41
--------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.56   $1.52   $1.31   $1.00
Accumulation unit value at end of period                             $1.79   $1.56   $1.52   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5,513   4,481   1,710      80
--------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    55

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO,
  CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.58   $1.46   $1.29   $1.00
Accumulation unit value at end of period                             $1.81   $1.58   $1.46   $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                             155     149     135     129
--------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $2.22   $1.92   $1.42   $1.00
Accumulation unit value at end of period                             $3.02   $2.22   $1.92   $1.42
Number of accumulation units outstanding at end of period (000
  omitted)                                                              98     107      94      44
--------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.59   $1.38   $1.00      --
Accumulation unit value at end of period                             $2.16   $1.59   $1.38      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             118     146      89      --
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                       $1.45   $1.21   $1.00      --
Accumulation unit value at end of period                             $1.96   $1.45   $1.21      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,051     805     292      --
--------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                       $1.27   $1.16   $1.00      --
Accumulation unit value at end of period                             $1.35   $1.27   $1.16      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,268   1,002     293      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.24   $1.12   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.10   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.33   $1.10   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.13   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.32   $1.13   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              98     111      55      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.20   $1.11   $1.00      --
Accumulation unit value at end of period                             $1.43   $1.20   $1.11      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.03   $1.06   $1.00      --
Accumulation unit value at end of period                             $1.17   $1.03   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.08   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.09   $1.08   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             419     344      52      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.01   $1.00   $1.00      --
Accumulation unit value at end of period                             $1.04   $1.01   $1.00      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               8      19      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.11   $1.06   $1.00      --
Accumulation unit value at end of period                             $1.35   $1.11   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             399     303      38      --
--------------------------------------------------------------------------------------------------




 56    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                    2006     2005     2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period        $1.13    $1.09    $1.00    $0.76    $1.00      --      --
Accumulation unit value at end of period              $1.26    $1.13    $1.09    $1.00    $0.76      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,987    5,288    4,663    2,514      517      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES* (5/30/2000)
Accumulation unit value at beginning of period        $0.73    $0.68    $0.65    $0.51    $0.68   $0.90   $1.00
Accumulation unit value at end of period              $0.77    $0.73    $0.68    $0.65    $0.51   $0.68   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,370    3,178    3,769    4,485    4,583   2,944     311
*AIM V.I. Demographic Trends Fund, Series I Shares merged into AIM V.I. Capital Appreciation Fund, Series I
  Shares on Nov. 3, 2006.
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period        $1.38    $1.29    $1.23    $0.97    $1.00      --      --
Accumulation unit value at end of period              $1.45    $1.38    $1.29    $1.23    $0.97      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  309       48       52       57       19      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (5/21/2002)
Accumulation unit value at beginning of period        $1.22    $1.14    $1.00    $0.75    $1.00      --      --
Accumulation unit value at end of period              $1.40    $1.22    $1.14    $1.00    $0.75      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  353      316      328      189       18      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period        $1.00       --       --       --       --      --      --
Accumulation unit value at end of period              $1.08       --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,076       --       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period        $1.00       --       --       --       --      --      --
Accumulation unit value at end of period              $1.08       --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   54       --       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.14    $1.08    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.25    $1.14    $1.08       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  507      573      415       --       --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (5/21/2002)
Accumulation unit value at beginning of period        $1.16    $1.14    $1.06    $0.91    $1.00      --      --
Accumulation unit value at end of period              $1.28    $1.16    $1.14    $1.06    $0.91      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  361      335      311      222       71      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period        $0.44    $0.43    $0.41    $0.29    $0.51   $0.69   $1.00
Accumulation unit value at end of period              $0.47    $0.44    $0.43    $0.41    $0.29   $0.51   $0.69
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,693    2,798    2,773    2,911    2,423   2,237     456
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period        $1.09    $1.05    $0.96    $0.74    $0.96   $0.97   $1.00
Accumulation unit value at end of period              $1.25    $1.09    $1.05    $0.96    $0.74   $0.96   $0.97
Number of accumulation units outstanding at end of
  period (000 omitted)                               10,437   11,167   11,742   11,403   10,906   4,722     292
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period        $1.38    $1.20    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.84    $1.38    $1.20       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,786    3,191    1,509       --       --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/30/2000)
Accumulation unit value at beginning of period        $0.65    $0.58    $0.54    $0.44    $0.65   $0.80   $1.00
Accumulation unit value at end of period              $0.64    $0.65    $0.58    $0.54    $0.44   $0.65   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                6,164    6,450    6,937    7,475    7,706   5,808     700
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period        $1.06    $1.05    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.06    $1.06    $1.05       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                8,897    7,886    3,481       --       --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period        $1.25    $1.12    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.54    $1.25    $1.12       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    57

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005     2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period        $1.07    $1.06    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.02    $1.07    $1.06       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,931    2,430    1,074       --       --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period        $1.13    $1.09    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.32    $1.13    $1.09       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    7        7        7       --       --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period        $1.00       --       --       --       --      --      --
Accumulation unit value at end of period              $1.07       --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,412       --       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period        $1.22    $1.17    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.43    $1.22    $1.17       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   12       23       34       --       --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.22    $1.13    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.29    $1.22    $1.13       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   16       15        7       --       --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.05    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.08    $1.05    $1.03       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,698    1,140      500       --       --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.06    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.21    $1.06    $1.03       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   14       14       14       --       --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.26    $1.14    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.52    $1.26    $1.14       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   17       19       19       --       --      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.23    $1.19    $1.14    $1.00    $1.00      --      --
Accumulation unit value at end of period              $1.33    $1.23    $1.19    $1.14    $1.00      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  167      219      154      126       26      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.09    $1.09    $1.06    $1.04    $1.00      --      --
Accumulation unit value at end of period              $1.12    $1.09    $1.09    $1.06    $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                6,773    6,711    4,784    2,717      756      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period        $1.12    $1.04    $0.97    $0.75    $0.90   $1.04   $1.00
Accumulation unit value at end of period              $1.25    $1.12    $1.04    $0.97    $0.75   $0.90   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                  617      634      311      321      395     178       6
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period        $1.42    $1.32    $1.23    $0.96    $1.00      --      --
Accumulation unit value at end of period              $1.57    $1.42    $1.32    $1.23    $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,973    2,763    1,618    1,035        2      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.58    $1.51    $1.35    $0.99    $1.00      --      --
Accumulation unit value at end of period              $1.73    $1.58    $1.51    $1.35    $0.99      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,201    1,244      476      360       47      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.29    $1.29    $1.21    $1.04    $1.00      --      --
Accumulation unit value at end of period              $1.38    $1.29    $1.29    $1.21    $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,978    2,966    2,036    1,259      336      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/8/2003)
Accumulation unit value at beginning of period        $1.41    $1.23    $1.05    $1.00       --      --      --
Accumulation unit value at end of period              $1.71    $1.41    $1.23    $1.05       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,024      895      742      542       --      --      --
---------------------------------------------------------------------------------------------------------------

 58    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005     2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------------------------------

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.61    $1.41    $1.20    $0.93    $1.00      --      --
Accumulation unit value at end of period              $1.95    $1.61    $1.41    $1.20    $0.93      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,908    2,702    2,238    1,662      145      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period        $0.76    $0.74    $0.70    $0.51    $0.69   $0.82   $1.00
Accumulation unit value at end of period              $0.79    $0.76    $0.74    $0.70    $0.51   $0.69   $0.82
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,418    2,770    3,115    3,258    3,609   3,028     703
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.43    $1.40    $1.33    $0.96    $1.00      --      --
Accumulation unit value at end of period              $1.49    $1.43    $1.40    $1.33    $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,555    3,207    2,378    1,218      276      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period        $1.95    $1.78    $1.50    $1.18    $1.36   $1.17   $1.00
Accumulation unit value at end of period              $2.34    $1.95    $1.78    $1.50    $1.18   $1.36   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,455    2,441    2,441    2,255    2,265   1,562       7
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.57    $1.44    $1.22    $0.95    $1.00      --      --
Accumulation unit value at end of period              $1.88    $1.57    $1.44    $1.22    $0.95      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,835    2,015    1,945    1,491      396      --      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 1 (5/30/2000)
Accumulation unit value at beginning of period        $1.50    $1.53    $1.43    $1.24    $1.09   $1.04   $1.00
Accumulation unit value at end of period              $1.56    $1.50    $1.53    $1.43    $1.24   $1.09   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,138    1,921    1,633    1,799    1,607     732      --
---------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.30    $1.33    $1.24    $1.08    $1.00      --      --
Accumulation unit value at end of period              $1.35    $1.30    $1.33    $1.24    $1.08      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,177    3,857    2,395    1,435      325      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period        $1.25    $1.08    $0.95    $0.75    $0.84   $0.97   $1.00
Accumulation unit value at end of period              $1.37    $1.25    $1.08    $0.95    $0.75   $0.84   $0.97
Number of accumulation units outstanding at end of
  period (000 omitted)                                6,532    6,482    6,694    6,068    5,134   1,866     191
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period        $1.43    $1.24    $1.09    $0.86    $1.00      --      --
Accumulation unit value at end of period              $1.57    $1.43    $1.24    $1.09    $0.86      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               16,891   12,402    8,496    4,477      395      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period        $1.03    $0.99    $0.98    $0.75    $1.00      --      --
Accumulation unit value at end of period              $1.09    $1.03    $0.99    $0.98    $0.75      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  652      621      634      465      108      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period        $1.00    $0.99    $0.92    $0.73    $0.72   $0.82   $1.00
Accumulation unit value at end of period              $1.10    $1.00    $0.99    $0.92    $0.73   $0.72   $0.82
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,766    1,620    1,946    2,482    1,948   1,031      50
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period        $1.04    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.07    $1.04    $1.03       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,639    3,064    1,283       --       --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period        $2.00    $1.72    $1.40    $1.02    $1.15   $1.21   $1.00
Accumulation unit value at end of period              $2.23    $2.00    $1.72    $1.40    $1.02   $1.15   $1.21
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,268    4,708    4,904    5,042    4,911   2,607     222
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period        $1.65    $1.42    $1.16    $0.85    $1.00      --      --
Accumulation unit value at end of period              $1.83    $1.65    $1.42    $1.16    $0.85      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,907    4,237    3,712    3,204      503      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period        $1.39    $1.19    $1.06    $0.75    $1.00      --      --
Accumulation unit value at end of period              $1.61    $1.39    $1.19    $1.06    $0.75      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,819    2,008    1,575       74        4      --      --
---------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    59

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005     2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period        $1.13    $1.12    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.31    $1.13    $1.12       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  670      614      525       --       --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (5/21/2002)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period        $1.82    $1.62    $1.25    $0.93    $1.00      --      --
Accumulation unit value at end of period              $2.16    $1.82    $1.62    $1.25    $0.93      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  304      365      332      181        8      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period        $1.12    $1.09    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.29    $1.12    $1.09       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   29       29       28       --       --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (5/21/2002)
Accumulation unit value at beginning of period        $1.36    $1.27    $1.04    $0.80    $1.00      --      --
Accumulation unit value at end of period              $1.57    $1.36    $1.27    $1.04    $0.80      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  948      957      791      575       61      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period        $0.81    $0.79    $0.71    $0.53    $0.75   $0.90   $1.00
Accumulation unit value at end of period              $0.87    $0.81    $0.79    $0.71    $0.53   $0.75   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,246    5,706    5,930    5,842    4,909   4,683     349
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period        $1.50    $1.38    $1.24    $1.00    $1.15   $1.09   $1.00
Accumulation unit value at end of period              $1.75    $1.50    $1.38    $1.24    $1.00   $1.15   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                               14,984   15,468   16,072   14,168    6,327   1,374      15
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period        $1.82    $1.45    $1.18    $0.78    $0.79   $0.87   $1.00
Accumulation unit value at end of period              $2.30    $1.82    $1.45    $1.18    $0.78   $0.79   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                  441      416      254      265      239     116       7
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (5/30/2000)
Accumulation unit value at beginning of period        $1.12    $1.03    $0.88    $0.68    $0.84   $1.02   $1.00
Accumulation unit value at end of period              $1.34    $1.12    $1.03    $0.88    $0.68   $0.84   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,604    5,454    4,969    3,675    2,373   1,576      53
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period        $1.11    $1.16    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.24    $1.11    $1.16       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,607    3,008    1,342       --       --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period        $1.21    $1.12    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.45    $1.21    $1.12       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  206      211      201       --       --      --      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.33    $1.20    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.53    $1.33    $1.20       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,984    2,646    1,276       --       --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period        $0.67    $0.65    $0.60    $0.50    $0.70   $0.95   $1.00
Accumulation unit value at end of period              $0.71    $0.67    $0.65    $0.60    $0.50   $0.70   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,171    2,407    2,642    2,708    2,832   1,928     187
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period        $0.91    $0.87    $0.83    $0.63    $0.94   $1.01   $1.00
Accumulation unit value at end of period              $1.01    $0.91    $0.87    $0.83    $0.63   $0.94   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,305    1,343    1,365    1,295      832     454      76
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (5/30/2000)
Accumulation unit value at beginning of period        $1.30    $1.29    $1.17    $1.03    $1.10   $1.11   $1.00
Accumulation unit value at end of period              $1.43    $1.30    $1.29    $1.17    $1.03   $1.10   $1.11
Number of accumulation units outstanding at end of
  period (000 omitted)                               16,584   18,578   18,107   16,041    8,646   3,493     141
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (5/21/2002)
Accumulation unit value at beginning of period        $1.72    $1.50    $1.17    $0.87    $1.00      --      --
Accumulation unit value at end of period              $2.22    $1.72    $1.50    $1.17    $0.87      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  164      216      242      149        5      --      --
---------------------------------------------------------------------------------------------------------------

 60    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005     2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period        $1.10    $1.06    $1.01    $0.78    $1.00      --      --
Accumulation unit value at end of period              $1.17    $1.10    $1.06    $1.01    $0.78      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,328    4,631    2,949    1,137      163      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period        $1.42    $1.27    $1.08    $0.77    $1.00      --      --
Accumulation unit value at end of period              $1.65    $1.42    $1.27    $1.08    $0.77      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,089    1,030      732      620       56      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period        $1.26    $1.26    $1.17    $0.96    $1.00      --      --
Accumulation unit value at end of period              $1.36    $1.26    $1.26    $1.17    $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  636      706      843      617       76      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period        $1.44    $1.33    $1.13    $0.79    $1.00      --      --
Accumulation unit value at end of period              $1.62    $1.44    $1.33    $1.13    $0.79      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  995    1,005    1,058      824       87      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/21/2002)
Accumulation unit value at beginning of period        $1.29    $1.28    $1.19    $1.03    $1.00      --      --
Accumulation unit value at end of period              $1.37    $1.29    $1.28    $1.19    $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                7,421    5,961    4,666    2,419      148      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period        $1.13    $1.08    $0.99    $0.79    $0.98   $1.07   $1.00
Accumulation unit value at end of period              $1.29    $1.13    $1.08    $0.99    $0.79   $0.98   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,394    1,667    1,729    1,701    1,879   1,109      17
---------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period        $1.34    $1.20    $1.14    $0.97    $1.00      --      --
Accumulation unit value at end of period              $1.36    $1.34    $1.20    $1.14    $0.97      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  129      131      133      147        7      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period        $1.28    $1.15    $1.01    $0.79    $1.00      --      --
Accumulation unit value at end of period              $1.61    $1.28    $1.15    $1.01    $0.79      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,863    2,006    2,012    1,723      544      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period        $0.78    $0.67    $0.60    $0.45    $0.53   $0.76   $1.00
Accumulation unit value at end of period              $0.97    $0.78    $0.67    $0.60    $0.45   $0.53   $0.76
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,094    1,129    1,200    1,252    1,444   1,359     155
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (5/21/2002)
Accumulation unit value at beginning of period        $1.10    $1.06    $1.00    $0.81    $1.00      --      --
Accumulation unit value at end of period              $1.20    $1.10    $1.06    $1.00    $0.81      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  154      154      164      173        7      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.25    $1.19    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.45    $1.25    $1.19       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  593       10        5       --       --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (5/30/2000)
Accumulation unit value at beginning of period        $0.70    $0.63    $0.54    $0.41    $0.60   $0.92   $1.00
Accumulation unit value at end of period              $0.73    $0.70    $0.63    $0.54    $0.41   $0.60   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,914    2,053    2,468    3,036    3,391   7,086     487
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (5/30/2000)
Accumulation unit value at beginning of period        $0.98    $0.95    $0.88    $0.74    $0.86   $0.98   $1.00
Accumulation unit value at end of period              $1.10    $0.98    $0.95    $0.88    $0.74   $0.86   $0.98
Number of accumulation units outstanding at end of
  period (000 omitted)                                  510      363      418      407      300     200       3
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/30/2000)
Accumulation unit value at beginning of period        $1.05    $1.03    $1.04    $1.05    $1.05   $1.03   $1.00
Accumulation unit value at end of period              $1.08    $1.05    $1.03    $1.04    $1.05   $1.05   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,008    2,189    2,285    2,810    3,130   3,857     618
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/21/2002)
Accumulation unit value at beginning of period        $1.11    $1.10    $1.07    $1.04    $1.00      --      --
Accumulation unit value at end of period              $1.15    $1.11    $1.10    $1.07    $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                6,085    2,772    3,020    1,965      309      --      --
---------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    61

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005     2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/21/2002)
Accumulation unit value at beginning of period        $1.42    $1.27    $1.09    $0.78    $1.00      --      --
Accumulation unit value at end of period              $1.68    $1.42    $1.27    $1.09    $0.78      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                6,948    4,025    1,215    1,143      309      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.55    $1.17    $1.00       --       --      --      --
Accumulation unit value at end of period              $2.04    $1.55    $1.17       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,202    1,977    1,018       --       --      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period        $1.00       --       --       --       --      --      --
Accumulation unit value at end of period              $1.03       --       --       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,956       --       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/21/2002)
Accumulation unit value at beginning of period        $1.11    $1.04    $0.97    $0.81    $1.00      --      --
Accumulation unit value at end of period              $1.22    $1.11    $1.04    $0.97    $0.81      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   20       21       24       64       --      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.11    $1.09    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.22    $1.11    $1.09       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,113      518      102       --       --      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period        $1.12    $1.10    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.19    $1.12    $1.10       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  956       --       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.28    $1.14    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.57    $1.28    $1.14       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.10    $1.05    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.26    $1.10    $1.05       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                6,860    5,948    4,432       --       --      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.14    $1.10    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.34    $1.14    $1.10       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   13       15        4       --       --      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period        $1.44    $1.32    $1.23    $1.02    $1.00      --      --
Accumulation unit value at end of period              $1.42    $1.44    $1.32    $1.23    $1.02      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  382      409      323       20       --      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (5/30/2000)
Accumulation unit value at beginning of period        $0.86    $0.84    $0.77    $0.61    $0.80   $0.92   $1.00
Accumulation unit value at end of period              $0.98    $0.86    $0.84    $0.77    $0.61   $0.80   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,376    5,706    5,760    6,015    4,960   1,756     110
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.09    $1.10    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.25    $1.09    $1.10       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/30/2000)
Accumulation unit value at beginning of period        $1.16    $1.16    $1.16    $1.16    $1.11   $1.06   $1.00
Accumulation unit value at end of period              $1.19    $1.16    $1.16    $1.16    $1.16   $1.11   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,040    5,626    6,160    7,749    5,451   1,321      34
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/30/2000)
Accumulation unit value at beginning of period        $1.38    $1.34    $1.14    $0.78    $0.96   $1.04   $1.00
Accumulation unit value at end of period              $1.52    $1.38    $1.34    $1.14    $0.78   $0.96   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                  228      270      221      214      161      57      --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/21/2002)
Accumulation unit value at beginning of period        $1.32    $1.27    $1.07    $0.79    $1.00      --      --
Accumulation unit value at end of period              $1.57    $1.32    $1.27    $1.07    $0.79      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,796    3,634    1,986      384       45      --      --
---------------------------------------------------------------------------------------------------------------

 62    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005     2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period        $1.24    $1.27    $1.20    $1.00       --      --      --
Accumulation unit value at end of period              $1.35    $1.24    $1.27    $1.20       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  841      948      461      190       --      --      --
---------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period        $1.87    $1.68    $1.43    $1.00       --      --      --
Accumulation unit value at end of period              $2.30    $1.87    $1.68    $1.43       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   54        6       --       --       --      --      --
*STI Classic Variable Trust International Equity
  Fund liquidated on April 30, 2007.
---------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period        $1.05    $1.04    $1.01    $1.00       --      --      --
Accumulation unit value at end of period              $1.08    $1.05    $1.04    $1.01       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    7        6        6        6       --      --      --
*STI Classic Variable Trust Investment Grade Bond
  Fund liquidated on April 30, 2007.
---------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period        $1.55    $1.45    $1.28    $1.00       --      --      --
Accumulation unit value at end of period              $1.78    $1.55    $1.45    $1.28       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  193       20       21        2       --      --      --
---------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period        $1.47    $1.43    $1.26    $1.00       --      --      --
Accumulation unit value at end of period              $1.77    $1.47    $1.43    $1.26       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   90       92       95       78       --      --      --
---------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period        $1.70    $1.51    $1.31    $1.00       --      --      --
Accumulation unit value at end of period              $1.86    $1.70    $1.51    $1.31       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   21       21       22        7       --      --      --
---------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period        $1.90    $1.72    $1.40    $1.00       --      --      --
Accumulation unit value at end of period              $2.17    $1.90    $1.72    $1.40       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  449      465      277       26       --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period        $1.51    $1.47    $1.26    $0.98    $1.00      --      --
Accumulation unit value at end of period              $1.72    $1.51    $1.47    $1.26    $0.98      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               11,133    8,835    4,515      914      169      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period        $1.48    $1.36    $1.21    $0.96    $1.00      --      --
Accumulation unit value at end of period              $1.69    $1.48    $1.36    $1.21    $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  527      452      499      282       74      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period        $2.02    $1.75    $1.30    $0.96    $1.00      --      --
Accumulation unit value at end of period              $2.76    $2.02    $1.75    $1.30    $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  126      118      141       91        1      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.59    $1.38    $1.00       --       --      --      --
Accumulation unit value at end of period              $2.16    $1.59    $1.38       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  187      224      147       --       --      --      --
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period        $1.44    $1.20    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.96    $1.44    $1.20       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,027    1,561      853       --       --      --      --
---------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period        $1.27    $1.16    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.35    $1.27    $1.16       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,393    1,911      915       --       --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.12    $1.08    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.24    $1.12    $1.08       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    63

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005     2004     2003     2002    2001    2000
---------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.10    $1.08    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.33    $1.10    $1.08       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.13    $1.08    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.32    $1.13    $1.08       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   68       71       47       --       --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.20    $1.11    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.43    $1.20    $1.11       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.03    $1.06    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.17    $1.03    $1.06       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.07    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.09    $1.07    $1.03       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  482      330       43       --       --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.01    $1.00    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.04    $1.01    $1.00       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   11        5       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.11    $1.06    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.35    $1.11    $1.06       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --       --       --       --      --      --
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.04    $1.03    $1.00       --       --      --      --
Accumulation unit value at end of period              $1.07    $1.04    $1.03       --       --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  913      249       65       --       --      --      --
---------------------------------------------------------------------------------------------------------------




 64    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning
  of period                            $1.42    $1.37    $1.25   $0.95   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.58    $1.42    $1.37   $1.25   $0.95      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           773      870      898     614      11      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (8/26/1999)
Accumulation unit value at beginning
  of period                            $1.02    $0.95    $0.91   $0.71   $0.95   $1.26    $1.43   $1.00      --      --
Accumulation unit value at end of
  period                               $1.07    $1.02    $0.95   $0.91   $0.71   $0.95    $1.26   $1.43      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,879    2,133    2,822   2,936   3,287   4,269    3,037      57      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning
  of period                            $1.13    $1.06    $1.01   $0.79   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.18    $1.13    $1.06   $1.01   $0.79      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,950      234      212      71      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (9/22/1999)
Accumulation unit value at beginning
  of period                            $1.57    $1.45    $1.28   $0.96   $1.23   $1.36    $1.26   $1.00      --      --
Accumulation unit value at end of
  period                               $1.80    $1.57    $1.45   $1.28   $0.96   $1.23    $1.36   $1.26      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           334      404      610     634     620     592      480       1      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning
  of period                            $1.54    $1.43    $1.25   $0.94   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.76    $1.54    $1.43   $1.25   $0.94      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           101      108      109      86      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning
  of period                            $1.26    $1.21    $1.13   $0.92   $1.10   $1.45    $1.72   $1.30   $1.03   $1.00
Accumulation unit value at end of
  period                               $1.45    $1.26    $1.21   $1.13   $0.92   $1.10    $1.45   $1.72   $1.30   $1.03
Number of accumulation units
outstanding
at end of period (000 omitted)         7,315    3,274    4,188   4,903   5,619   6,927    7,597   5,343   2,495      69
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.08       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)             6       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning
  of period                            $1.46    $1.26    $1.03   $0.81   $0.97   $1.29    $1.77   $1.16   $1.02   $1.00
Accumulation unit value at end of
  period                               $1.85    $1.46    $1.26   $1.03   $0.81   $0.97    $1.29   $1.77   $1.16   $1.02
Number of accumulation units
outstanding
at end of period (000 omitted)         1,395    1,766    2,223   2,748   2,968   3,616    3,510   3,074     866      57
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.04       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            --       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning
  of period                            $1.27    $1.24    $1.15   $1.00      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.39    $1.27    $1.24   $1.15      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            58       64       53       8      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning
  of period                            $0.68    $0.67    $0.65   $0.46   $0.79   $1.08    $1.40   $1.00      --      --
Accumulation unit value at end of
  period                               $0.73    $0.68    $0.67   $0.65   $0.46   $0.79    $1.08   $1.40      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           914    1,202    1,283   1,451   1,387   1,958    2,278     105      --      --
-----------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    65

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning
  of period                            $1.41    $1.36    $1.24   $0.95   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.62    $1.41    $1.36   $1.24   $0.95      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           427      407      363     215       2      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning
  of period                            $1.38    $1.20    $1.00      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.83    $1.38    $1.20      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         3,031    2,056      303      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning
  of period                            $0.79    $0.70    $0.65   $0.54   $0.79   $0.96    $1.17   $1.00      --      --
Accumulation unit value at end of
  period                               $0.77    $0.79    $0.70   $0.65   $0.54   $0.79    $0.96   $1.17      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,808    2,130    2,021   2,140   2,312   2,574    3,368      56      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B) (9/22/1999)
Accumulation unit value at beginning
  of period                            $1.29    $1.28    $1.25   $1.23   $1.16   $1.09    $1.00   $1.00      --      --
Accumulation unit value at end of
  period                               $1.31    $1.29    $1.28   $1.25   $1.23   $1.16    $1.09   $1.00      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,058    1,149    1,347   1,392   1,554   1,282      743       7      --      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (10/5/1998)
Accumulation unit value at beginning
  of period                            $1.35    $1.31    $1.18   $0.92   $1.16   $1.28    $1.46   $1.25   $1.00      --
Accumulation unit value at end of
  period                               $1.56    $1.35    $1.31   $1.18   $0.92   $1.16    $1.28   $1.46   $1.25      --
Number of accumulation units
outstanding
at end of period (000 omitted)           962    1,390    1,530   1,720   1,915   2,134    2,294   1,834     137      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning
  of period                            $1.06    $1.05    $1.00      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.06    $1.06    $1.05      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         3,584    3,417      474      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.08       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            --       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $0.96       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,477       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (10/5/1998)
Accumulation unit value at beginning
  of period                            $1.82    $1.76    $1.56   $1.23   $1.42   $1.28    $1.10   $1.12   $1.00      --
Accumulation unit value at end of
  period                               $2.13    $1.82    $1.76   $1.56   $1.23   $1.42    $1.28   $1.10   $1.12      --
Number of accumulation units
outstanding
at end of period (000 omitted)           816    1,092    1,163   1,280   1,440   1,719    1,929   1,252     157      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning
  of period                            $1.13    $1.09    $1.00      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.32    $1.13    $1.09      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            13       13        5      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND - INSURANCE SHARES (9/22/1999)
Accumulation unit value at beginning
  of period                            $1.73    $1.70    $1.37   $1.07   $1.27   $1.14    $1.19   $1.00      --      --
Accumulation unit value at end of
  period                               $1.97    $1.73    $1.70   $1.37   $1.07   $1.27    $1.14   $1.19      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           374      441      480     522     518     617    1,639      31      --      --
-----------------------------------------------------------------------------------------------------------------------

 66    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.07       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           551       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.03       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            --       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (9/22/1999)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO)
Accumulation unit value at beginning
  of period                            $1.22    $1.16    $1.04   $0.73   $1.05   $1.28    $1.31   $1.00      --      --
Accumulation unit value at end of
  period                               $1.23    $1.22    $1.16   $1.04   $0.73   $1.05    $1.28   $1.31      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            48       46       54      97      73     125      795       6      --      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $0.98       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            --       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning
  of period                            $1.05    $1.03    $1.00      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.08    $1.05    $1.03      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,235      542       80      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (8/26/1999)
Accumulation unit value at beginning
  of period                            $0.77    $0.75    $0.72   $0.58   $0.82   $1.08    $1.23   $1.00      --      --
Accumulation unit value at end of
  period                               $0.83    $0.77    $0.75   $0.72   $0.58   $0.82    $1.08   $1.23      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           374      419      461     433     431     434      423     123      --      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning
  of period                            $1.06    $1.03    $1.00      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.21    $1.06    $1.03      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            58       58       33      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND DISCIPLINED STOCK PORTFOLIO, INITIAL SHARES* (8/26/1999)
Accumulation unit value at beginning
  of period                            $0.90    $0.86    $0.81   $0.66   $0.87   $1.02    $1.13   $1.00      --      --
Accumulation unit value at end of
  period                               $1.03    $0.90    $0.86   $0.81   $0.66   $0.87    $1.02   $1.13      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           253      298      428     588     666     725      843     135      --      --
*Dreyfus Variable Investment Fund Disciplined Stock Portfolio, Initial Shares liquidated on April 30, 2007.
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.06       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            --       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND SMALL COMPANY STOCK PORTFOLIO, INITIAL SHARES* (8/26/1999)
Accumulation unit value at beginning
  of period                            $1.54    $1.55    $1.32   $0.94   $1.19   $1.22    $1.14   $1.00      --      --
Accumulation unit value at end of
  period                               $1.68    $1.54    $1.55   $1.32   $0.94   $1.19    $1.22   $1.14      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            14       10       17      18      20      20       20       1      --      --
*Dreyfus Variable Investment Fund Small Company Stock Portfolio, Initial Shares liquidated on April 30, 2007.
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning
  of period                            $1.23    $1.19    $1.14   $1.00   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.33    $1.23    $1.19   $1.14   $1.00      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           115      114      103      76      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    67

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning
  of period                            $1.09    $1.08    $1.06   $1.04   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.12    $1.09    $1.08   $1.06   $1.04      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         2,483    2,472    2,284   1,363     106      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning
  of period                            $1.41    $1.32    $1.23   $0.96   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.57    $1.41    $1.32   $1.23   $0.96      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           872    1,000      624     458      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning
  of period                            $1.58    $1.51    $1.35   $0.99   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.73    $1.58    $1.51   $1.35   $0.99      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           250      267      205     138       4      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning
  of period                            $1.29    $1.29    $1.21   $1.04   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.38    $1.29    $1.29   $1.21   $1.04      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           708      763      952     751     103      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning
  of period                            $1.61    $1.41    $1.20   $0.93   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.95    $1.61    $1.41   $1.20   $0.93      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           717      623      663     493      12      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning
  of period                            $1.43    $1.40    $1.33   $0.96   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.49    $1.43    $1.40   $1.33   $0.96      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           531      573      580     441      13      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning
  of period                            $1.57    $1.44    $1.21   $0.95   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.87    $1.57    $1.44   $1.21   $0.95      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,328    1,360    1,273     460       7      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning
  of period                            $1.29    $1.33    $1.24   $1.08   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.35    $1.29    $1.33   $1.24   $1.08      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         2,405    2,518    2,479     927       4      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning
  of period                            $1.14    $1.10    $1.06   $0.91   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.25    $1.14    $1.10   $1.06   $0.91      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            81       56       46      13      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning
  of period                            $1.60    $1.39    $1.23   $0.97   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.76    $1.60    $1.39   $1.23   $0.97      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)        10,127    5,827    3,099   1,289       8      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning
  of period                            $1.27    $1.07    $1.07   $0.87   $0.95   $1.00       --      --      --      --
Accumulation unit value at end of
  period                               $1.43    $1.27    $1.07   $1.07   $0.87   $0.95       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            95       91       75      59       7       1       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------

 68    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning
  of period                            $0.99    $0.94    $0.90   $0.74   $0.90   $1.00    $1.05   $1.00      --      --
Accumulation unit value at end of
  period                               $1.11    $0.99    $0.94   $0.90   $0.74   $0.90    $1.00   $1.05      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,351    1,630    1,820   1,884   1,684   1,678    1,383      71      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning
  of period                            $1.12    $1.06    $1.02   $0.85   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.25    $1.12    $1.06   $1.02   $0.85      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           294      312      299       1      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning
  of period                            $1.01    $0.97    $0.95   $0.73   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.06    $1.01    $0.97   $0.95   $0.73      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           815      744      882     256      14      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning
  of period                            $1.26    $1.25    $1.16   $0.93   $0.91   $1.00       --      --      --      --
Accumulation unit value at end of
  period                               $1.38    $1.26    $1.25   $1.16   $0.93   $0.91       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           221      208      190     108      24       3       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.04       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           150       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning
  of period                            $2.72    $2.33    $1.90   $1.39   $1.56   $1.64    $1.24   $1.00      --      --
Accumulation unit value at end of
  period                               $3.02    $2.72    $2.33   $1.90   $1.39   $1.56    $1.64   $1.24      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,401    1,747    1,964   2,236   2,384   2,142    2,714      44      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning
  of period                            $1.84    $1.58    $1.29   $0.94   $1.06   $1.00       --      --      --      --
Accumulation unit value at end of
  period                               $2.04    $1.84    $1.58   $1.29   $0.94   $1.06       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         3,045    2,336    1,901   1,151     250      94       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (9/22/1999)
Accumulation unit value at beginning
  of period                            $1.11    $0.95    $0.85   $0.60   $0.76   $0.98    $1.23   $1.00      --      --
Accumulation unit value at end of
  period                               $1.29    $1.11    $0.95   $0.85   $0.60   $0.76    $0.98   $1.23      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           482      465      499     510     568     529      516      33      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning
  of period                            $1.91    $1.63    $1.46   $1.00      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $2.22    $1.91    $1.63   $1.46      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,091      906      193       1      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning
  of period                            $1.41    $1.41    $1.26   $0.97   $0.99   $0.99    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.65    $1.41    $1.41   $1.26   $0.97   $0.99    $0.99      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,595    1,286    1,054     597     224     101       34      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (9/22/1999)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning
  of period                            $2.61    $2.34    $1.80   $1.34   $1.33   $1.25    $0.97   $1.00      --      --
Accumulation unit value at end of
  period                               $3.11    $2.61    $2.34   $1.80   $1.34   $1.33    $1.25   $0.97      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           706      734      760     676     542     325      202       1      --      --
-----------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    69

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.07       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)             6       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning
  of period                            $1.50    $1.40    $1.14   $0.88   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.73    $1.50    $1.40   $1.14   $0.88      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           847      873      749     442      55      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning
  of period                            $0.55    $0.53    $0.48   $0.36   $0.51   $0.61    $1.00      --      --      --
Accumulation unit value at end of
  period                               $0.59    $0.55    $0.53   $0.48   $0.36   $0.51    $0.61      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         2,054    2,089    2,279   1,928     967     723      260      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (9/22/1999)
Accumulation unit value at beginning
  of period                            $1.60    $1.47    $1.32   $1.07   $1.23   $1.17    $1.05   $1.00      --      --
Accumulation unit value at end of
  period                               $1.87    $1.60    $1.47   $1.32   $1.07   $1.23    $1.17   $1.05      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)        10,913   11,340   11,643   4,692     966     546      170      31      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning
  of period                            $1.39    $1.28    $1.09   $0.84   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.66    $1.39    $1.28   $1.09   $0.84      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,562    1,549    1,200   1,018     286      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning
  of period                            $1.11    $1.16    $1.00      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.24    $1.11    $1.16      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         3,551    1,290      196      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.10       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)             6       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES (9/22/1999)
Accumulation unit value at beginning
  of period                            $0.88    $0.87    $0.81   $0.66   $0.88   $1.05    $1.16   $1.00      --      --
Accumulation unit value at end of
  period                               $0.94    $0.88    $0.87   $0.81   $0.66   $0.88    $1.05   $1.16      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           341      426      462     442     462     626      613     226      --      --
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (9/22/1999)
(PREVIOUSLY GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning
  of period                            $1.12    $1.00    $0.89   $0.67   $0.83   $1.08    $1.27   $1.00      --      --
Accumulation unit value at end of
  period                               $1.35    $1.12    $1.00   $0.89   $0.67   $0.83    $1.08   $1.27      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           135      191      137     125     113      84      195      30      --      --
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/4/1999)
Accumulation unit value at beginning
  of period                            $2.30    $2.06    $1.66   $1.31   $1.40   $1.26    $0.98   $1.00      --      --
Accumulation unit value at end of
  period                               $2.63    $2.30    $2.06   $1.66   $1.31   $1.40    $1.26   $0.98      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         2,113    1,230      591     432     423     280       64      79      --      --
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (9/22/1999)
Accumulation unit value at beginning
  of period                            $1.02    $0.97    $0.85   $0.67   $0.87   $1.00    $1.12   $1.00      --      --
Accumulation unit value at end of
  period                               $1.13    $1.02    $0.97   $0.85   $0.67   $0.87    $1.00   $1.12      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,487    1,581    1,430   1,449   1,109   1,183    1,247     480      --      --
-----------------------------------------------------------------------------------------------------------------------

 70    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning
  of period                            $1.81    $1.70    $1.59   $1.41   $1.53   $1.63    $1.69   $1.35   $1.02   $1.00
Accumulation unit value at end of
  period                               $1.98    $1.81    $1.70   $1.59   $1.41   $1.53    $1.63   $1.69   $1.35   $1.02
Number of accumulation units
outstanding
at end of period (000 omitted)         3,777    5,177    6,202   7,217   8,096   9,901   11,285   8,581   2,680      69
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning
  of period                            $0.39    $0.35    $0.35   $0.25   $0.42   $0.68    $1.00      --      --      --
Accumulation unit value at end of
  period                               $0.41    $0.39    $0.35   $0.35   $0.25   $0.42    $0.68      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           658      843      717     751     779     878      898      --      --      --
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning
  of period                            $0.89    $0.68    $0.58   $0.44   $0.60   $0.80    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.29    $0.89    $0.68   $0.58   $0.44   $0.60    $0.80      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,086    1,039      951   2,119   1,323   1,719    1,304      --      --      --
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning
  of period                            $0.60    $0.58    $0.57   $0.44   $0.61   $0.82    $1.00      --      --      --
Accumulation unit value at end of
  period                               $0.65    $0.60    $0.58   $0.57   $0.44   $0.61    $0.82      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,523    1,775    1,862   2,188   2,583   3,385    2,472      --      --      --
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (5/2/2000)
Accumulation unit value at beginning
  of period                            $0.52    $0.47    $0.39   $0.30   $0.42   $0.70    $1.00      --      --      --
Accumulation unit value at end of
  period                               $0.58    $0.52    $0.47   $0.39   $0.30   $0.42    $0.70      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,189    1,293    1,661   1,578   1,833   2,218    1,737      --      --      --
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning
  of period                            $1.30    $1.25    $1.21   $0.99   $1.34   $1.76    $2.11   $1.30   $1.03   $1.00
Accumulation unit value at end of
  period                               $1.52    $1.30    $1.25   $1.21   $0.99   $1.34    $1.76   $2.11   $1.30   $1.03
Number of accumulation units
outstanding
at end of period (000 omitted)         1,907    2,653    3,304   3,909   4,305   5,322    5,746   3,751   1,721      62
-----------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (9/22/1999)
Accumulation unit value at beginning
  of period                            $0.82    $0.82    $0.76   $0.60   $0.81   $0.94    $1.07   $1.00      --      --
Accumulation unit value at end of
  period                               $0.95    $0.82    $0.82   $0.76   $0.60   $0.81    $0.94   $1.07      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           754      902      786     826     719     700      673      51      --      --
-----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (9/22/1999)
(PREVIOUSLY LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning
  of period                            $1.03    $1.01    $0.92   $0.75   $0.91   $1.00    $1.01   $1.00      --      --
Accumulation unit value at end of
  period                               $1.19    $1.03    $1.01   $0.92   $0.75   $0.91    $1.00   $1.01      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            97      104      127     133     122     168      154       1      --      --
-----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (9/22/1999)
Accumulation unit value at beginning
  of period                            $0.99    $0.91    $0.80   $0.63   $0.72   $0.96    $1.07   $1.00      --      --
Accumulation unit value at end of
  period                               $1.19    $0.99    $0.91   $0.80   $0.63   $0.72    $0.96   $1.07      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           148      157      147     133      79      82       62       1      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning
  of period                            $1.36    $1.32    $1.23   $1.00      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.44    $1.36    $1.32   $1.23      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            85      145      214      58      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning
  of period                            $0.92    $0.87    $0.79   $0.66   $0.84   $1.02    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.03    $0.92    $0.87   $0.79   $0.66   $0.84    $1.02      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           652      657      588     505     346     219       67      --      --      --
-----------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    71

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning
  of period                            $1.11    $1.05    $0.96   $0.80   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.23    $1.11    $1.05   $0.96   $0.80      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           200      184      189       5      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning
  of period                            $1.29    $1.24    $1.18   $0.89   $1.33   $1.42    $1.47   $1.00      --      --
Accumulation unit value at end of
  period                               $1.44    $1.29    $1.24   $1.18   $0.89   $1.33    $1.42   $1.47      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           956      994    1,044   1,301   1,252   1,506    2,229      64      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning
  of period                            $1.05    $1.01    $0.97   $0.73   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.17    $1.05    $1.01   $0.97   $0.73      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           175      203      227     180      20      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning
  of period                            $0.94    $0.88    $0.77   $0.63   $0.85   $1.09    $1.16   $1.00      --      --
Accumulation unit value at end of
  period                               $1.02    $0.94    $0.88   $0.77   $0.63   $0.85    $1.09   $1.16      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           888    1,120    1,634   1,404   1,695   1,873    1,902     242      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning
  of period                            $1.17    $1.16    $1.06   $0.93   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.29    $1.17    $1.16   $1.06   $0.93      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         3,207    3,304    3,221   1,510      11      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (9/22/1999)
Accumulation unit value at beginning
  of period                            $1.43    $1.24    $0.97   $0.72   $0.95   $1.27    $1.20   $1.00      --      --
Accumulation unit value at end of
  period                               $1.85    $1.43    $1.24   $0.97   $0.72   $0.95    $1.27   $1.20      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,751    1,748    1,935   1,996   2,205   2,550    1,939      30      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning
  of period                            $1.67    $1.46    $1.14   $0.85   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $2.16    $1.67    $1.46   $1.14   $0.85      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           161      159       55      38       6      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
OPCAP EQUITY PORTFOLIO (10/30/1997)
Accumulation unit value at beginning
  of period                            $1.36    $1.29    $1.17   $0.92   $1.19   $1.30    $1.20   $1.19   $1.07   $1.00
Accumulation unit value at end of
  period                               $1.55    $1.36    $1.29   $1.17   $0.92   $1.19    $1.30   $1.20   $1.19   $1.07
Number of accumulation units
outstanding
at end of period (000 omitted)           707      942    1,139   1,313   1,473   1,734    2,097   1,705   1,059      63
-----------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED PORTFOLIO (2/21/1995)
Accumulation unit value at beginning
  of period                            $2.36    $2.28    $2.08   $1.73   $2.12   $2.26    $2.09   $2.02   $1.91   $1.58
Accumulation unit value at end of
  period                               $2.55    $2.36    $2.28   $2.08   $1.73   $2.12    $2.26   $2.09   $2.02   $1.91
Number of accumulation units
outstanding
at end of period (000 omitted)         1,404    1,932    2,613   3,074   3,505   4,419    5,334   5,792   5,686   4,134
-----------------------------------------------------------------------------------------------------------------------
OPCAP SMALL CAP PORTFOLIO (10/30/1997)
Accumulation unit value at beginning
  of period                            $1.66    $1.68    $1.45   $1.03   $1.33   $1.25    $0.88   $0.91   $1.01   $1.00
Accumulation unit value at end of
  period                               $2.03    $1.66    $1.68   $1.45   $1.03   $1.33    $1.25   $0.88   $0.91   $1.01
Number of accumulation units
outstanding
at end of period (000 omitted)         1,174    1,533    1,781   2,149   2,331   2,776    3,515   2,984   1,413      87
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (10/30/1997)
Accumulation unit value at beginning
  of period                            $1.50    $1.44    $1.37   $1.06   $1.47   $1.71    $1.73   $1.24   $1.02   $1.00
Accumulation unit value at end of
  period                               $1.59    $1.50    $1.44   $1.37   $1.06   $1.47    $1.71   $1.73   $1.24   $1.02
Number of accumulation units
outstanding
at end of period (000 omitted)         2,159    2,982    3,602   4,247   4,574   5,441    6,036   4,244   1,867      67
-----------------------------------------------------------------------------------------------------------------------

 72    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning
  of period                            $1.35    $1.31    $1.25   $0.97   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.44    $1.35    $1.31   $1.25   $0.97      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           319      300      302     167      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA (8/26/1999)
Accumulation unit value at beginning
  of period                            $1.85    $1.64    $1.40   $0.99   $1.29   $1.49    $1.44   $1.00      --      --
Accumulation unit value at end of
  period                               $2.15    $1.85    $1.64   $1.40   $0.99   $1.29    $1.49   $1.44      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           162      166      219     151     154     158      155       1      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning
  of period                            $1.43    $1.28    $1.09   $0.77   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.66    $1.43    $1.28   $1.09   $0.77      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           940      833      690     347      12      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (10/30/1997)
Accumulation unit value at beginning
  of period                            $1.26    $1.24    $1.16   $0.95   $0.98   $0.98    $1.03   $1.00   $1.01   $1.00
Accumulation unit value at end of
  period                               $1.36    $1.26    $1.24   $1.16   $0.95   $0.98    $0.98   $1.03   $1.00   $1.01
Number of accumulation units
outstanding
at end of period (000 omitted)         1,307    1,977    2,447   2,742   3,065   3,906    4,453   3,718   2,185      77
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning
  of period                            $1.30    $1.29    $1.21   $1.00      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.40    $1.30    $1.29   $1.21      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           521      486      491     449      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA (8/26/1999)
Accumulation unit value at beginning
  of period                            $0.99    $0.95    $0.88   $0.71   $0.88   $0.99    $1.10   $1.00      --      --
Accumulation unit value at end of
  period                               $1.13    $0.99    $0.95   $0.88   $0.71   $0.88    $0.99   $1.10      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           404      449      560     465     538     591      680      34      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning
  of period                            $1.72    $1.59    $1.35   $0.95   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.95    $1.72    $1.59   $1.35   $0.95      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           330      355      322     247       4      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA (8/26/1999)
Accumulation unit value at beginning
  of period                            $1.45    $1.43    $1.34   $1.15   $1.08   $1.05    $1.04   $1.00      --      --
Accumulation unit value at end of
  period                               $1.54    $1.45    $1.43   $1.34   $1.15   $1.08    $1.05   $1.04      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           269      276      275     247     268     238      268      44      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning
  of period                            $1.29    $1.27    $1.19   $1.03   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.36    $1.29    $1.27   $1.19   $1.03      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         6,464    4,642    2,922   1,544      10      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit value at beginning
  of period                            $1.76    $1.73    $1.60   $1.35   $1.29   $1.26    $1.27   $1.27   $1.30   $1.23
Accumulation unit value at end of
  period                               $1.85    $1.76    $1.73   $1.60   $1.35   $1.29    $1.26   $1.27   $1.27   $1.30
Number of accumulation units
outstanding
at end of period (000 omitted)         1,459    2,144    2,899   3,536   4,181   5,433    6,502   6,356   5,963   3,151
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning
  of period                            $1.37    $1.34    $1.25   $1.06   $1.01   $0.99    $1.01   $1.00   $1.00      --
Accumulation unit value at end of
  period                               $1.43    $1.37    $1.34   $1.25   $1.06   $1.01    $0.99   $1.01   $1.00      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,382    1,973    2,283   2,512   2,872   3,528    4,032   2,911     344      --
-----------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    73

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

PUTNAM VT GLOBAL EQUITY FUND - CLASS IA SHARES (6/10/1997)
Accumulation unit value at beginning
  of period                            $1.18    $1.10    $0.98   $0.77   $1.00   $1.44    $2.08   $1.28   $1.00   $1.00
Accumulation unit value at end of
  period                               $1.44    $1.18    $1.10   $0.98   $0.77   $1.00    $1.44   $2.08   $1.28   $1.00
Number of accumulation units
outstanding
at end of period (000 omitted)           786    1,148    1,504   1,853   2,036   2,188    1,852   1,412     996     388
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit value at beginning
  of period                            $2.43    $2.34    $2.13   $1.69   $2.11   $2.28    $2.14   $2.14   $1.88   $1.53
Accumulation unit value at end of
  period                               $2.79    $2.43    $2.34   $2.13   $1.69   $2.11    $2.28   $2.14   $2.14   $1.88
Number of accumulation units
outstanding
at end of period (000 omitted)         2,471    3,345    4,457   5,362   6,087   7,387    8,782   9,311   9,161   6,452
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning
  of period                            $1.32    $1.28    $1.16   $0.93   $1.16   $1.26    $1.18   $1.18   $1.00      --
Accumulation unit value at end of
  period                               $1.51    $1.32    $1.28   $1.16   $0.93   $1.16    $1.26   $1.18   $1.18      --
Number of accumulation units
outstanding
at end of period (000 omitted)         3,460    4,185    4,645   5,239   5,706   6,280    6,616   4,302     239      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning
  of period                            $1.15    $1.03    $0.98   $0.84   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.17    $1.15    $1.03   $0.98   $0.84      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           196      167      147      87      12      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit value at beginning
  of period                            $1.75    $1.72    $1.57   $1.26   $1.28   $1.25    $1.38   $1.33   $1.43   $1.27
Accumulation unit value at end of
  period                               $1.91    $1.75    $1.72   $1.57   $1.26   $1.28    $1.25   $1.38   $1.33   $1.43
Number of accumulation units
outstanding
at end of period (000 omitted)           651      870    1,300   1,564   1,898   2,714    3,230   3,544   3,846   2,321
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning
  of period                            $1.31    $1.29    $1.19   $0.95   $0.97   $0.95    $1.05   $1.01   $1.00      --
Accumulation unit value at end of
  period                               $1.43    $1.31    $1.29   $1.19   $0.95   $0.97    $0.95   $1.05   $1.01      --
Number of accumulation units
outstanding
at end of period (000 omitted)           677      974    1,139   1,246   1,409   1,726    1,912   1,297     130      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning
  of period                            $1.12    $1.11    $1.08   $1.05   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.16    $1.12    $1.11   $1.08   $1.05      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            77       45       45      82       7      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (9/22/1999)
Accumulation unit value at beginning
  of period                            $1.21    $1.10    $0.96   $0.76   $0.93   $1.19    $1.33   $1.00      --      --
Accumulation unit value at end of
  period                               $1.53    $1.21    $1.10   $0.96   $0.76   $0.93    $1.19   $1.33      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         2,110    2,185    2,258   2,177   1,856   1,775    2,192     347      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB SHARES (8/26/1999)
Accumulation unit value at beginning
  of period                            $1.31    $1.16    $0.97   $0.72   $0.84   $1.08    $1.08   $1.00      --      --
Accumulation unit value at end of
  period                               $1.64    $1.31    $1.16   $0.97   $0.72   $0.84    $1.08   $1.08      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)             8        8        7       7      42      55      174       7      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (9/22/1999)
Accumulation unit value at beginning
  of period                            $0.95    $0.81    $0.73   $0.55   $0.65   $0.93    $1.53   $1.00      --      --
Accumulation unit value at end of
  period                               $1.18    $0.95    $0.81   $0.73   $0.55   $0.65    $0.93   $1.53      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           347      461      485   1,788     762   3,607      847      35      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (2/21/1995)
Accumulation unit value at beginning
  of period                            $2.02    $1.86    $1.70   $1.30   $1.89   $2.74    $3.76   $2.25   $1.84   $1.51
Accumulation unit value at end of
  period                               $2.17    $2.02    $1.86   $1.70   $1.30   $1.89    $2.74   $3.76   $2.25   $1.84
Number of accumulation units
outstanding
at end of period (000 omitted)         1,595    2,187    2,928   3,442   4,079   4,835    5,123   5,476   5,798   4,575
-----------------------------------------------------------------------------------------------------------------------

 74    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning
  of period                            $1.39    $1.35    $1.27   $1.00      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.53    $1.39    $1.35   $1.27      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)             3        3        3       3      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning
  of period                            $1.25    $1.19    $1.00      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.45    $1.25    $1.19      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           946       27        4      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (8/26/1999)
Accumulation unit value at beginning
  of period                            $1.07    $0.96    $0.82   $0.63   $0.92   $1.40    $1.48   $1.00      --      --
Accumulation unit value at end of
  period                               $1.11    $1.07    $0.96   $0.82   $0.63   $0.92    $1.40   $1.48      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           822      851      922     951     888     782      403       1      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IA SHARES (6/10/1997)
Accumulation unit value at beginning
  of period                            $1.36    $1.30    $1.25   $1.01   $1.39   $1.82    $2.21   $1.41   $1.15   $1.00
Accumulation unit value at end of
  period                               $1.41    $1.36    $1.30   $1.25   $1.01   $1.39    $1.82   $2.21   $1.41   $1.15
Number of accumulation units
outstanding
at end of period (000 omitted)           412      604      747     906   1,025   1,116    1,105     743     440     148
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (10/5/1998)
Accumulation unit value at beginning
  of period                            $1.30    $1.24    $1.20   $0.97   $1.34   $1.76    $2.14   $1.37   $1.00      --
Accumulation unit value at end of
  period                               $1.35    $1.30    $1.24   $1.20   $0.97   $1.34    $1.76   $2.14   $1.37      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,946    2,658    3,108   3,645   4,080   4,806    5,289   2,959     125      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (2/21/1995)
Accumulation unit value at beginning
  of period                            $1.98    $1.93    $1.79   $1.51   $1.76   $1.99    $2.07   $1.83   $1.60   $1.36
Accumulation unit value at end of
  period                               $2.24    $1.98    $1.93   $1.79   $1.51   $1.76    $1.99   $2.07   $1.83   $1.60
Number of accumulation units
outstanding
at end of period (000 omitted)         2,335    3,221    4,136   5,043   5,336   6,404    6,779   5,985   4,684   2,944
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (2/21/1995)
Accumulation unit value at beginning
  of period                            $1.26    $1.24    $1.25   $1.26   $1.26   $1.24    $1.18   $1.15   $1.11   $1.07
Accumulation unit value at end of
  period                               $1.29    $1.26    $1.24   $1.25   $1.26   $1.26    $1.24   $1.18   $1.15   $1.11
Number of accumulation units
outstanding
at end of period (000 omitted)         3,923    6,630    7,059   5,254   8,572   8,409    4,421     941     749     231
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/21/1995)
Accumulation unit value at beginning
  of period                            $1.63    $1.62    $1.58   $1.53   $1.47   $1.38    $1.33   $1.33   $1.33   $1.24
Accumulation unit value at end of
  period                               $1.68    $1.63    $1.62   $1.58   $1.53   $1.47    $1.38   $1.33   $1.33   $1.33
Number of accumulation units
outstanding
at end of period (000 omitted)         8,733    8,279    9,515   7,119   7,272   8,923    9,498   8,127   5,689   2,544
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (5/2/2000)
Accumulation unit value at beginning
  of period                            $1.46    $1.31    $1.12   $0.80   $1.01   $1.00    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.72    $1.46    $1.31   $1.12   $0.80   $1.01    $1.00      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           522      532      451     276     182     147       16      --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning
  of period                            $1.58    $1.41    $1.21   $0.87   $1.09   $1.08    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.86    $1.58    $1.41   $1.21   $0.87   $1.09    $1.08      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         5,210    2,698    1,026     605     238     115        7      --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning
  of period                            $1.55    $1.17    $1.00      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $2.04    $1.55    $1.17      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,522    1,033      198      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    75

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.03       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         4,355       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/2/2000)
Accumulation unit value at beginning
  of period                            $0.50    $0.47    $0.44   $0.37   $0.50   $0.74    $1.00      --      --      --
Accumulation unit value at end of
  period                               $0.55    $0.50    $0.47   $0.44   $0.37   $0.50    $0.74      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           411      413      471     499     270     228      200      --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (8/26/1999)
Accumulation unit value at beginning
  of period                            $1.19    $1.16    $1.05   $0.85   $0.93   $0.90    $1.00   $1.00      --      --
Accumulation unit value at end of
  period                               $1.30    $1.19    $1.16   $1.05   $0.85   $0.93    $0.90   $1.00      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         4,475    3,380    3,074   2,699   2,403   5,449      556       8      --      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.05       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           782       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (2/21/1995)
Accumulation unit value at beginning
  of period                            $1.44    $1.28    $1.11   $0.88   $1.09   $1.55    $2.09   $1.46   $1.28   $1.26
Accumulation unit value at end of
  period                               $1.76    $1.44    $1.28   $1.11   $0.88   $1.09    $1.55   $2.09   $1.46   $1.28
Number of accumulation units
outstanding
at end of period (000 omitted)         1,048    1,332    1,736   2,080   2,254   2,733    2,637   2,510   2,181   1,413
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (2/21/1995)
Accumulation unit value at beginning
  of period                            $1.64    $1.56    $1.50   $1.18   $1.53   $1.89    $2.33   $1.91   $1.56   $1.27
Accumulation unit value at end of
  period                               $1.86    $1.64    $1.56   $1.50   $1.18   $1.53    $1.89   $2.33   $1.91   $1.56
Number of accumulation units
outstanding
at end of period (000 omitted)         5,898    4,590    4,708   4,663   5,116   6,019    6,358   5,864   5,163   3,813
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.10       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            --       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning
  of period                            $1.44    $1.32    $1.23   $1.02   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.41    $1.44    $1.32   $1.23   $1.02      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         2,222      377      159      29      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning
  of period                            $1.45    $1.41    $1.29   $1.00      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.65    $1.45    $1.41   $1.29      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           219      241      223     175      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND  (4/30/2004)
Accumulation unit value at beginning
  of period                            $1.09    $1.10    $1.00      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.25    $1.09    $1.10      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            --       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (5/2/2000)
Accumulation unit value at beginning
  of period                            $1.16    $1.16    $1.16   $1.16   $1.11   $1.06    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.19    $1.16    $1.16   $1.16   $1.16   $1.11    $1.06      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           471      469      521     466     520     259       76      --      --      --
-----------------------------------------------------------------------------------------------------------------------

 76    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning
  of period                            $1.15    $1.15    $1.16   $1.16   $1.11   $1.06    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.18    $1.15    $1.15   $1.16   $1.16   $1.11    $1.06      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         2,281    2,359    2,330   1,256     248     117       39      --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (5/2/2000)
Accumulation unit value at beginning
  of period                            $1.31    $1.27    $1.09   $0.74   $0.91   $0.99    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.44    $1.31    $1.27   $1.09   $0.74   $0.91    $0.99      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            83       85       89     178      69      66       20      --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning
  of period                            $1.19    $1.15    $0.99   $0.68   $0.83   $0.90    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.31    $1.19    $1.15   $0.99   $0.68   $0.83    $0.90      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           290      323      274     197     173      89       16      --      --      --
-----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning
  of period                            $1.33    $1.27    $1.07   $0.79   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.57    $1.33    $1.27   $1.07   $0.79      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         2,129    2,323      692     192      35      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS (9/22/1999)
Accumulation unit value at beginning
  of period                            $2.68    $2.44    $2.17   $1.48   $1.72   $1.34    $1.15   $1.00      --      --
Accumulation unit value at end of
  period                               $3.20    $2.68    $2.44   $2.17   $1.48   $1.72    $1.34   $1.15      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           398      446      505     510     369     267      239      37      --      --
-----------------------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS (9/22/1999)
Accumulation unit value at beginning
  of period                            $2.57    $2.40    $1.95   $1.40   $1.65   $1.38    $1.05   $1.00      --      --
Accumulation unit value at end of
  period                               $2.92    $2.57    $2.40   $1.95   $1.40   $1.65    $1.38   $1.05      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           450      576      658     735     712     543      188       1      --      --
-----------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning
  of period                            $1.24    $1.27    $1.20   $1.00      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.35    $1.24    $1.27   $1.20      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            23       23       19      20      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning
  of period                            $1.87    $1.68    $1.43   $1.00      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $2.30    $1.87    $1.68   $1.43      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            49        2       --      --      --      --       --      --      --      --
*STI Classic Variable Trust International Equity Fund liquidated on April 30, 2007.
-----------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning
  of period                            $1.05    $1.04    $1.02   $1.00      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.08    $1.05    $1.04   $1.02      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            49       51       26      27      --      --       --      --      --      --
*STI Classic Variable Trust Investment Grade Bond Fund liquidated on April 30, 2007.
-----------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning
  of period                            $1.55    $1.44    $1.28   $1.00      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.78    $1.55    $1.44   $1.28      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           188       13        5      10      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning
  of period                            $1.47    $1.44    $1.27   $1.00      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.78    $1.47    $1.44   $1.27      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)             8       10        5       6      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    77

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning
  of period                            $1.70    $1.51    $1.31   $1.00      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.86    $1.70    $1.51   $1.31      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            13       13       13       7      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning
  of period                            $1.89    $1.72    $1.40   $1.00      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $2.17    $1.89    $1.72   $1.40      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)            80       14        1       1      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (5/2/2000)
Accumulation unit value at beginning
  of period                            $2.39    $2.11    $1.79   $1.27   $1.44   $1.29    $1.00      --      --      --
Accumulation unit value at end of
  period                               $2.72    $2.39    $2.11   $1.79   $1.27   $1.44    $1.29      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           481      577      705     786     539     557       63      --      --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning
  of period                            $1.50    $1.46    $1.26   $0.98   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.72    $1.50    $1.46   $1.26   $0.98      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         6,248    3,864    1,094     458      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning
  of period                            $1.47    $1.36    $1.21   $0.96   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.69    $1.47    $1.36   $1.21   $0.96      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           454      439      458     215      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning
  of period                            $2.02    $1.75    $1.30   $0.96   $1.00      --       --      --      --      --
Accumulation unit value at end of
  period                               $2.75    $2.02    $1.75   $1.30   $0.96      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           141      136      149      28       1      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning
  of period                            $1.00       --       --      --      --      --       --      --      --      --
Accumulation unit value at end of
  period                               $1.23       --       --      --      --      --       --      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)             9       --       --      --      --      --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (9/22/1999)
Accumulation unit value at beginning
  of period                            $1.60    $1.34    $1.04   $0.71   $0.83   $1.07    $1.51   $1.00      --      --
Accumulation unit value at end of
  period                               $2.17    $1.60    $1.34   $1.04   $0.71   $0.83    $1.07   $1.51      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           742      484      439   2,509     479     523      431      28      --      --
-----------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (9/22/1999)
Accumulation unit value at beginning
  of period                            $1.70    $1.55    $1.33   $0.94   $1.15   $1.04    $1.15   $1.00      --      --
Accumulation unit value at end of
  period                               $1.81    $1.70    $1.55   $1.33   $0.94   $1.15    $1.04   $1.15      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,384    1,171      455     382     351     268      231      19      --      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning
  of period                            $1.04    $1.01    $0.94   $0.78   $0.90   $0.99    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.15    $1.04    $1.01   $0.94   $0.78   $0.90    $0.99      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,765    1,736    1,457   1,313   1,043     580      201      --      --      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning
  of period                            $1.04    $1.02    $0.93   $0.75   $1.01   $1.09    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.25    $1.04    $1.02   $0.93   $0.75   $1.01    $1.09      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           171      148      155     156     158     119       14      --      --      --
-----------------------------------------------------------------------------------------------------------------------

 78    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                     2006     2005     2004    2003    2002    2001     2000    1999    1998    1997
-----------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning
  of period                            $1.19    $1.14    $1.04   $0.84   $1.05   $1.13    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.39    $1.19    $1.14   $1.04   $0.84   $1.05    $1.13      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,970    2,186    1,526   1,128     922     553      180      --      --      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning
  of period                            $0.85    $0.78    $0.72   $0.56   $0.73   $0.89    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.01    $0.85    $0.78   $0.72   $0.56   $0.73    $0.89      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           240      203      177     116      89      60       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning
  of period                            $0.64    $0.66    $0.62   $0.51   $0.69   $0.87    $1.00      --      --      --
Accumulation unit value at end of
  period                               $0.73    $0.64    $0.66   $0.62   $0.51   $0.69    $0.87      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           250      299      306     285     233     190      151      --      --      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning
  of period                            $0.69    $0.67    $0.65   $0.53   $0.74   $0.95    $1.00      --      --      --
Accumulation unit value at end of
  period                               $0.70    $0.69    $0.67   $0.65   $0.53   $0.74    $0.95      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         8,064    7,601    2,854   2,456   2,281   2,046      887      --      --      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning
  of period                            $1.04    $1.03    $1.04   $1.05   $1.05   $1.03    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.07    $1.04    $1.03   $1.04   $1.05   $1.05    $1.03      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)           480      755      718     616     596     712      309      --      --      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning
  of period                            $0.42    $0.40    $0.35   $0.25   $0.42   $0.56    $1.00      --      --      --
Accumulation unit value at end of
  period                               $0.50    $0.42    $0.40   $0.35   $0.25   $0.42    $0.56      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         1,281    1,363    1,351   1,424   1,243   1,146      278      --      --      --
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning
  of period                            $1.32    $1.31    $1.28   $1.19   $1.12   $1.06    $1.00      --      --      --
Accumulation unit value at end of
  period                               $1.35    $1.32    $1.31   $1.28   $1.19   $1.12    $1.06      --      --      --
Number of accumulation units
outstanding
at end of period (000 omitted)         5,543    2,193      622     225     167     155       54      --      --      --
-----------------------------------------------------------------------------------------------------------------------




                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    79

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                  2006     2005     2004     2003     2002     2001    2000
--------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (11/6/2003)
Accumulation unit value at beginning of period      $1.22    $1.17    $1.07    $1.00       --       --      --
Accumulation unit value at end of period            $1.35    $1.22    $1.17    $1.07       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,684    1,876    1,178      149       --       --      --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period      $0.61    $0.57    $0.54    $0.42    $0.57    $0.75   $1.00
Accumulation unit value at end of period            $0.64    $0.61    $0.57    $0.54    $0.42    $0.57   $0.75
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,306    2,975    3,549    3,859    3,888    4,485   2,561
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period      $1.16    $1.08    $1.03    $1.00       --       --      --
Accumulation unit value at end of period            $1.21    $1.16    $1.08    $1.03       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              40       10       38       22       --       --      --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period      $1.27    $1.18    $1.04    $1.00       --       --      --
Accumulation unit value at end of period            $1.45    $1.27    $1.18    $1.04       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             108       89       87       --       --       --      --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $1.08       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,296       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $1.08       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              17       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.14    $1.08    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.25    $1.14    $1.08       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             322      357      141       --       --       --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period      $1.15    $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of period            $1.26    $1.15    $1.12    $1.05       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              66       73       60       --       --       --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period      $1.06    $1.04    $1.00    $1.00       --       --      --
Accumulation unit value at end of period            $1.13    $1.06    $1.04    $1.00       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             112      113      114        5       --       --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period      $1.21    $1.18    $1.07    $1.00       --       --      --
Accumulation unit value at end of period            $1.40    $1.21    $1.18    $1.07       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             247      256      243       23       --       --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period      $1.38    $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.83    $1.38    $1.20       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,708    1,766      209       --       --       --      --
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period      $1.24    $1.09    $1.02    $1.00       --       --      --
Accumulation unit value at end of period            $1.21    $1.24    $1.09    $1.02       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              91       92       59        1       --       --      --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period      $1.05    $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.06    $1.05    $1.05       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,080    3,512      509       --       --       --      --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period      $1.25    $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.54    $1.25    $1.12       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              20        7        7       --       --       --      --
--------------------------------------------------------------------------------------------------------------

 80    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006     2005     2004     2003     2002     2001    2000
--------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP ULTRA(R), CLASS II
  (4/30/2004)
Accumulation unit value at beginning of period      $1.07    $1.06    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.02    $1.07    $1.06       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,580    3,015      376       --       --       --      --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period      $1.13    $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.32    $1.13    $1.09       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $1.07       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,212       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period      $1.22    $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.43    $1.22    $1.17       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               4       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.22    $1.13    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.29    $1.22    $1.13       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              15       17       10       --       --       --      --
--------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.05    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.08    $1.05    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,668      735       99       --       --       --      --
--------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2000)
Accumulation unit value at beginning of period      $0.64    $0.63    $0.60    $0.48    $0.69    $0.90   $1.00
Accumulation unit value at end of period            $0.69    $0.64    $0.63    $0.60    $0.48    $0.69   $0.90
Number of accumulation units outstanding at end
  of period (000 omitted)                             674      879    1,127    1,117    1,131    1,356   1,009
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.05    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.21    $1.05    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              14       14       13       --       --       --      --
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.26    $1.14    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.52    $1.26    $1.14       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               4       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period      $1.12    $1.08    $1.03    $1.00       --       --      --
Accumulation unit value at end of period            $1.21    $1.12    $1.08    $1.03       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              10       14       21       21       --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period      $1.04    $1.03    $1.01    $1.00       --       --      --
Accumulation unit value at end of period            $1.07    $1.04    $1.03    $1.01       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,075    1,104    1,100      498       --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period      $1.22    $1.14    $1.06    $1.00       --       --      --
Accumulation unit value at end of period            $1.35    $1.22    $1.14    $1.06       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             936    1,032      652      148       --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period      $1.18    $1.13    $1.01    $1.00       --       --      --
Accumulation unit value at end of period            $1.29    $1.18    $1.13    $1.01       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             352      390      306       78       --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period      $1.10    $1.10    $1.03    $1.00       --       --      --
Accumulation unit value at end of period            $1.17    $1.10    $1.10    $1.03       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             519      535      531      253       --       --      --
--------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    81

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006     2005     2004     2003     2002     2001    2000
--------------------------------------------------------------------------------------------------------------

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2
  (11/6/2003)
Accumulation unit value at beginning of period      $1.44    $1.26    $1.08    $1.00       --       --      --
Accumulation unit value at end of period            $1.74    $1.44    $1.26    $1.08       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             803      897      980      260       --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period      $1.10    $1.07    $1.02    $1.00       --       --      --
Accumulation unit value at end of period            $1.14    $1.10    $1.07    $1.02       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             880      936      931      162       --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period      $1.36    $1.25    $1.06    $1.00       --       --      --
Accumulation unit value at end of period            $1.63    $1.36    $1.25    $1.06       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             657      732      750      144       --       --      --
--------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period      $1.08    $1.10    $1.03    $1.00       --       --      --
Accumulation unit value at end of period            $1.12    $1.08    $1.10    $1.03       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             688      692      670      246       --       --      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period      $1.36    $1.18    $1.04    $1.00       --       --      --
Accumulation unit value at end of period            $1.49    $1.36    $1.18    $1.04       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          12,306    6,320    2,509      211       --       --      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period      $1.27    $1.07    $1.07    $0.87    $0.95    $1.00      --
Accumulation unit value at end of period            $1.42    $1.27    $1.07    $1.07    $0.87    $0.95      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             337      322      342      355      240       66      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period      $1.08    $1.04    $1.03    $1.00       --       --      --
Accumulation unit value at end of period            $1.14    $1.08    $1.04    $1.03       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             370      352      303       50       --       --      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period      $1.26    $1.25    $1.16    $0.93    $0.91    $1.00      --
Accumulation unit value at end of period            $1.38    $1.26    $1.25    $1.16    $0.93    $0.91      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             275      291      375      264      104       58      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period      $1.04    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.07    $1.04    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,611    3,067      321       --       --       --      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period      $1.83    $1.58    $1.28    $0.94    $1.06    $1.00      --
Accumulation unit value at end of period            $2.03    $1.83    $1.58    $1.28    $0.94    $1.06      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,086    2,479    2,101    1,221      723      367      --
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period      $1.41    $1.21    $1.08    $1.00       --       --      --
Accumulation unit value at end of period            $1.64    $1.41    $1.21    $1.08       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             841      705      311       11       --       --      --
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period      $1.41    $1.41    $1.25    $0.97    $0.99    $0.99   $1.00
Accumulation unit value at end of period            $1.64    $1.41    $1.41    $1.25    $0.97    $0.99   $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,383    3,865    4,021    3,071    2,665    2,006     287
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period      $2.46    $2.20    $1.69    $1.26    $1.26    $1.18   $1.00
Accumulation unit value at end of period            $2.92    $2.46    $2.20    $1.69    $1.26    $1.26   $1.18
Number of accumulation units outstanding at end
  of period (000 omitted)                             464      615      690      675      674      373      72
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period      $1.11    $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.29    $1.11    $1.09       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              21       10       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------

 82    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006     2005     2004     2003     2002     2001    2000
--------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
  FUND - CLASS 2 (5/1/2002)
Accumulation unit value at beginning of period      $1.35    $1.26    $1.03    $0.79    $1.00       --      --
Accumulation unit value at end of period            $1.56    $1.35    $1.26    $1.03    $0.79       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             558      645      718      269       96       --      --
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period      $0.59    $0.57    $0.52    $0.38    $0.55    $0.65   $1.00
Accumulation unit value at end of period            $0.63    $0.59    $0.57    $0.52    $0.38    $0.55   $0.65
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,378    3,793    4,520    3,979    3,832    3,330   1,583
--------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period      $1.52    $1.40    $1.26    $1.02    $1.17    $1.11   $1.00
Accumulation unit value at end of period            $1.78    $1.52    $1.40    $1.26    $1.02    $1.17   $1.11
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,058    3,652    3,861    1,702    1,165      691     102
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period      $1.35    $1.25    $1.07    $1.00       --       --      --
Accumulation unit value at end of period            $1.62    $1.35    $1.25    $1.07       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             661      707      710      100       --       --      --
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period      $1.11    $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.23    $1.11    $1.16       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,641    1,249      195       --       --       --      --
--------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period      $1.20    $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.45    $1.20    $1.12       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              19       23       15       --       --       --      --
--------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period      $2.56    $2.30    $1.86    $1.47    $1.56    $1.41   $1.00
Accumulation unit value at end of period            $2.93    $2.56    $2.30    $1.86    $1.47    $1.56   $1.41
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,732    2,047    1,426    1,312    1,266      982     307
--------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period      $0.93    $0.88    $0.78    $0.61    $0.79    $0.92   $1.00
Accumulation unit value at end of period            $1.03    $0.93    $0.88    $0.78    $0.61    $0.79   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,467    1,568    1,667    1,619    1,894    1,465     633
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period      $1.13    $1.10    $1.02    $1.00       --       --      --
Accumulation unit value at end of period            $1.19    $1.13    $1.10    $1.02       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              55       46       86       39       --       --      --
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period      $0.92    $0.87    $0.79    $0.66    $0.84    $1.02   $1.00
Accumulation unit value at end of period            $1.02    $0.92    $0.87    $0.79    $0.66    $0.84   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,163    1,425    1,539    1,612    1,500    1,420     385
--------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period      $1.07    $1.03    $0.98    $1.00       --       --      --
Accumulation unit value at end of period            $1.19    $1.07    $1.03    $0.98       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             112      109      109       10       --       --      --
--------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period      $1.16    $1.15    $1.05    $1.00       --       --      --
Accumulation unit value at end of period            $1.28    $1.16    $1.15    $1.05       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,861    1,916    1,655       80       --       --      --
--------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period      $1.05    $0.91    $0.71    $0.53    $0.69    $0.93   $1.00
Accumulation unit value at end of period            $1.35    $1.05    $0.91    $0.71    $0.53    $0.69   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,628    1,935    2,468    2,887    3,195    4,300   2,083
--------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period      $1.60    $1.40    $1.09    $1.00       --       --      --
Accumulation unit value at end of period            $2.07    $1.60    $1.40    $1.09       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              71       68       67       10       --       --      --
--------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    83

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006     2005     2004     2003     2002     2001    2000
--------------------------------------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE
  SHARES (11/6/2003)
Accumulation unit value at beginning of period      $1.14    $1.11    $1.05    $1.00       --       --      --
Accumulation unit value at end of period            $1.21    $1.14    $1.11    $1.05       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,780    2,447      574       24       --       --      --
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period      $1.43    $1.27    $1.09    $0.77    $1.00       --      --
Accumulation unit value at end of period            $1.66    $1.43    $1.27    $1.09    $0.77       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             968      903      803      299        6       --      --
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period      $1.11    $1.10    $1.03    $1.00       --       --      --
Accumulation unit value at end of period            $1.19    $1.11    $1.10    $1.03       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             268      276      300       --       --       --      --
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period      $1.31    $1.21    $1.03    $1.00       --       --      --
Accumulation unit value at end of period            $1.48    $1.31    $1.21    $1.03       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             380      407      389       72       --       --      --
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period      $1.28    $1.27    $1.19    $1.03    $1.00       --      --
Accumulation unit value at end of period            $1.36    $1.28    $1.27    $1.19    $1.03       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,557    3,403    1,659      415       83       --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period      $1.22    $1.17    $1.07    $1.00       --       --      --
Accumulation unit value at end of period            $1.39    $1.22    $1.17    $1.07       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              35       37       35       --       --       --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period      $1.15    $1.03    $0.98    $0.84    $1.00       --      --
Accumulation unit value at end of period            $1.17    $1.15    $1.03    $0.98    $0.84       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             272      259      290      120       30       --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period      $0.76    $0.69    $0.60    $0.48    $0.59    $0.75   $1.00
Accumulation unit value at end of period            $0.96    $0.76    $0.69    $0.60    $0.48    $0.59   $0.75
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,123    4,898    5,780    5,252    5,517    6,094   3,827
--------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period      $1.15    $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of period            $1.27    $1.15    $1.12    $1.05       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               3        5       13       --       --       --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.25    $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.45    $1.25    $1.19       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,199        4        4       --       --       --      --
--------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period      $0.56    $0.51    $0.43    $0.33    $0.48    $0.74   $1.00
Accumulation unit value at end of period            $0.58    $0.56    $0.51    $0.43    $0.33    $0.48   $0.74
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,033    3,669    4,513    4,787    5,352    6,122   3,255
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.00    $0.99    $1.00    $1.00       --       --      --
Accumulation unit value at end of period            $1.03    $1.00    $0.99    $1.00       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             401      106       18       15       --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.05    $1.04    $1.01    $1.00       --       --      --
Accumulation unit value at end of period            $1.08    $1.05    $1.04    $1.01       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,025    1,298    1,598      146       --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.57    $1.41    $1.21    $0.87    $1.09    $1.08   $1.00
Accumulation unit value at end of period            $1.86    $1.57    $1.41    $1.21    $0.87    $1.09   $1.08
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,769    3,606    1,251      828      608      455      63
--------------------------------------------------------------------------------------------------------------

 84    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006     2005     2004     2003     2002     2001    2000
--------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING
  MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period      $1.54    $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period            $2.04    $1.54    $1.17       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,922    1,178      160       --       --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,338       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.20    $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of period            $1.31    $1.20    $1.12    $1.05       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               4       --       --       56       --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.16    $1.13    $1.03    $0.84    $0.91    $0.88   $1.00
Accumulation unit value at end of period            $1.27    $1.16    $1.13    $1.03    $0.84    $0.91   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,056      970      715      521      389      466     217
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period      $1.12    $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.19    $1.12    $1.10       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,896       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period      $1.28    $1.14    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.57    $1.28    $1.14       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period      $0.71    $0.68    $0.65    $0.51    $0.67    $0.83   $1.00
Accumulation unit value at end of period            $0.81    $0.71    $0.68    $0.65    $0.51    $0.67   $0.83
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,152    3,969    2,410      453      194      218      99
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period      $1.14    $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.33    $1.14    $1.10       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               9        4        4       --       --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.19    $1.10    $1.02    $1.00       --       --      --
Accumulation unit value at end of period            $1.17    $1.19    $1.10    $1.02       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              32       29       29       29       --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.18    $1.15    $1.06    $1.00       --       --      --
Accumulation unit value at end of period            $1.34    $1.18    $1.15    $1.06       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             256      250      302       59       --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period      $1.09    $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.24    $1.09    $1.10       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.15    $1.15    $1.15    $1.15    $1.10    $1.05   $1.00
Accumulation unit value at end of period            $1.17    $1.15    $1.15    $1.15    $1.15    $1.10   $1.05
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,023    2,009    2,283    2,513    2,555    1,473     328
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.19    $1.15    $0.98    $0.68    $0.83    $0.90   $1.00
Accumulation unit value at end of period            $1.31    $1.19    $1.15    $0.98    $0.68    $0.83   $0.90
Number of accumulation units outstanding at end
  of period (000 omitted)                             537      817      840      709      597      552      81
--------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period      $1.32    $1.27    $1.07    $0.79    $1.00       --      --
Accumulation unit value at end of period            $1.57    $1.32    $1.27    $1.07    $0.79       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,461    2,507      735      158       35       --      --
--------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    85

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006     2005     2004     2003     2002     2001    2000
--------------------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION
  FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.07    $1.10    $1.04    $1.00       --       --      --
Accumulation unit value at end of period            $1.17    $1.07    $1.10    $1.04       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               1        1        1       --       --       --      --
--------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (11/6/2003)
Accumulation unit value at beginning of period      $1.44    $1.30    $1.10    $1.00       --       --      --
Accumulation unit value at end of period            $1.77    $1.44    $1.30    $1.10       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --       --       --       --       --      --
*STI Classic Variable Trust International Equity
  Fund liquidated on April 30, 2007.
--------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (11/6/2003)
Accumulation unit value at beginning of period      $1.05    $1.04    $1.01    $1.00       --       --      --
Accumulation unit value at end of period            $1.08    $1.05    $1.04    $1.01       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --       --       --       --       --      --
*STI Classic Variable Trust Investment Grade Bond
  Fund liquidated on April 30, 2007.
--------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.30    $1.21    $1.07    $1.00       --       --      --
Accumulation unit value at end of period            $1.49    $1.30    $1.21    $1.07       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              67       68       50       49       --       --      --
--------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.23    $1.21    $1.06    $1.00       --       --      --
Accumulation unit value at end of period            $1.49    $1.23    $1.21    $1.06       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               5        5        1       --       --       --      --
--------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.35    $1.20    $1.04    $1.00       --       --      --
Accumulation unit value at end of period            $1.47    $1.35    $1.20    $1.04       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.44    $1.31    $1.07    $1.00       --       --      --
Accumulation unit value at end of period            $1.65    $1.44    $1.31    $1.07       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              10       10       10       --       --       --      --
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period      $1.28    $1.25    $1.08    $1.00       --       --      --
Accumulation unit value at end of period            $1.46    $1.28    $1.25    $1.08       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,762    5,134      894       37       --       --      --
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period      $1.31    $1.22    $1.08    $1.00       --       --      --
Accumulation unit value at end of period            $1.50    $1.31    $1.22    $1.08       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             176      188      181       21       --       --      --
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/6/2003)
Accumulation unit value at beginning of period      $1.64    $1.42    $1.06    $1.00       --       --      --
Accumulation unit value at end of period            $2.23    $1.64    $1.42    $1.06       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             109      127      115        8       --       --      --
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.58    $1.38    $1.00       --       --       --      --
Accumulation unit value at end of period            $2.15    $1.58    $1.38       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             150       75       15       --       --       --      --
--------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period      $1.44    $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.95    $1.44    $1.20       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,562    1,712      264       --       --       --      --
--------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period      $1.27    $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.35    $1.27    $1.16       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,545    1,215      162       --       --       --      --
--------------------------------------------------------------------------------------------------------------

 86    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006     2005     2004     2003     2002     2001    2000
--------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND
  (3/3/2000)
Accumulation unit value at beginning of period      $1.04    $1.01    $0.93    $0.78    $0.90    $0.99   $1.00
Accumulation unit value at end of period            $1.15    $1.04    $1.01    $0.93    $0.78    $0.90   $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,604    6,810    8,153    8,591    8,776   10,263   5,333
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.04    $1.02    $0.93    $0.75    $1.00    $1.09   $1.00
Accumulation unit value at end of period            $1.25    $1.04    $1.02    $0.93    $0.75    $1.00   $1.09
Number of accumulation units outstanding at end
  of period (000 omitted)                             638      726      839      855      689      530     191
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.18    $1.14    $1.04    $0.84    $1.05    $1.13   $1.00
Accumulation unit value at end of period            $1.38    $1.18    $1.14    $1.04    $0.84    $1.05   $1.13
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,973    2,360    2,764    2,730    2,251    2,076     834
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period      $0.85    $0.78    $0.72    $0.56    $0.74    $0.89   $1.00
Accumulation unit value at end of period            $1.01    $0.85    $0.78    $0.72    $0.56    $0.74   $0.89
Number of accumulation units outstanding at end
  of period (000 omitted)                             665      773      690      497      359      290     104
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period      $0.64    $0.66    $0.62    $0.51    $0.69    $0.87   $1.00
Accumulation unit value at end of period            $0.72    $0.64    $0.66    $0.62    $0.51    $0.69   $0.87
Number of accumulation units outstanding at end
  of period (000 omitted)                             339      409      455      426      422      603     402
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period      $0.69    $0.66    $0.65    $0.52    $0.74    $0.95   $1.00
Accumulation unit value at end of period            $0.70    $0.69    $0.66    $0.65    $0.52    $0.74   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,353   10,032   11,951   12,549   11,956   12,882   6,802
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.04    $1.03    $1.04    $1.05    $1.05    $1.03   $1.00
Accumulation unit value at end of period            $1.07    $1.04    $1.03    $1.04    $1.05    $1.05   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,930    2,450    3,240    4,153    5,698    7,943   3,801
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period      $0.42    $0.40    $0.35    $0.25    $0.41    $0.56   $1.00
Accumulation unit value at end of period            $0.50    $0.42    $0.40    $0.35    $0.25    $0.41   $0.56
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,639    3,452    3,962    3,982    3,821    3,996   1,923
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.32    $1.31    $1.27    $1.19    $1.12    $1.06   $1.00
Accumulation unit value at end of period            $1.35    $1.32    $1.31    $1.27    $1.19    $1.12   $1.06
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,048    1,095    1,315    1,278    1,671    1,386     644
--------------------------------------------------------------------------------------------------------------




                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    87

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                  2006    2005     2004     2003     2002     2001    2000
-------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (7/31/2002)
Accumulation unit value at beginning of period      $1.42   $1.36    $1.25    $0.95    $1.00       --      --
Accumulation unit value at end of period            $1.58   $1.42    $1.36    $1.25    $0.95       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,555   1,710    1,343       77       40       --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period      $0.61   $0.57    $0.54    $0.42    $0.57    $0.75   $1.00
Accumulation unit value at end of period            $0.64   $0.61    $0.57    $0.54    $0.42    $0.57   $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,922   3,828    4,221    4,189    3,934    5,772   5,686
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period      $1.13   $1.05    $1.00    $0.79    $1.00       --      --
Accumulation unit value at end of period            $1.18   $1.13    $1.05    $1.00    $0.79       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                334      38       49       28        1       --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (5/1/2000)
Accumulation unit value at beginning of period      $1.11   $1.03    $0.91    $0.68    $0.88    $0.97   $1.00
Accumulation unit value at end of period            $1.28   $1.11    $1.03    $0.91    $0.68    $0.88   $0.97
Number of accumulation units outstanding at end of
  period (000 omitted)                                 57     101      137      185      221      804     850
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period      $1.53   $1.42    $1.25    $0.94    $1.00       --      --
Accumulation unit value at end of period            $1.75   $1.53    $1.42    $1.25    $0.94       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 12      16       18        5       --       --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period      $1.00      --       --       --       --       --      --
Accumulation unit value at end of period            $1.08      --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              3,049      --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period      $1.00      --       --       --       --       --      --
Accumulation unit value at end of period            $1.08      --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 11      --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.14   $1.08    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.25   $1.14    $1.08       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                453     506      367       --       --       --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period      $1.15   $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of period            $1.26   $1.15    $1.12    $1.05       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 15      13       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (5/1/2000)
Accumulation unit value at beginning of period      $0.41   $0.40    $0.39    $0.27    $0.48    $0.65   $1.00
Accumulation unit value at end of period            $0.44   $0.41    $0.40    $0.39    $0.27    $0.48   $0.65
Number of accumulation units outstanding at end of
  period (000 omitted)                                779   1,021    1,148    1,304    1,976    2,165   2,882
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period      $1.40   $1.36    $1.24    $0.95    $1.00       --      --
Accumulation unit value at end of period            $1.62   $1.40    $1.36    $1.24    $0.95       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                226     208      211       31        1       --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period      $1.37   $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.83   $1.37    $1.20       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              3,101   2,588    1,205       --       --       --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (5/1/2000)
Accumulation unit value at beginning of period      $0.65   $0.57    $0.54    $0.44    $0.65    $0.80   $1.00
Accumulation unit value at end of period            $0.64   $0.65    $0.57    $0.54    $0.44    $0.65   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                591     764      846      957    1,162    2,397   1,899
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B) (5/1/2000)
Accumulation unit value at beginning of period      $1.19   $1.18    $1.16    $1.14    $1.07    $1.01   $1.00
Accumulation unit value at end of period            $1.21   $1.19    $1.18    $1.16    $1.14    $1.07   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                838     910      918      919    1,233      854     405
-------------------------------------------------------------------------------------------------------------

 88    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006    2005     2004     2003     2002     2001    2000
-------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II
  (4/30/2004)
Accumulation unit value at beginning of period      $1.05   $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.05   $1.05    $1.05       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              7,515   6,635    3,141       --       --       --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period      $1.25   $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.53   $1.25    $1.12       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --      --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period      $1.07   $1.06    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.02   $1.07    $1.06       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              3,672   1,901      901       --       --       --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period      $1.13   $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.32   $1.13    $1.09       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 30      27       22       --       --       --      --
-------------------------------------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND - INSURANCE SHARES (5/1/2000)
Accumulation unit value at beginning of period      $1.44   $1.41    $1.14    $0.89    $1.06    $0.95   $1.00
Accumulation unit value at end of period            $1.64   $1.44    $1.41    $1.14    $0.89    $1.06   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                406     431      497      556       47      100      44
-------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period      $1.00      --       --       --       --       --      --
Accumulation unit value at end of period            $1.07      --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,205      --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period      $1.21   $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.43   $1.21    $1.17       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 12      12        7       --       --       --      --
-------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (5/1/2000)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO)
Accumulation unit value at beginning of period      $0.89   $0.84    $0.76    $0.53    $0.77    $0.93   $1.00
Accumulation unit value at end of period            $0.89   $0.89    $0.84    $0.76    $0.53    $0.77   $0.93
Number of accumulation units outstanding at end of
  period (000 omitted)                                 34      35       37       38        9        9     103
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.21   $1.13    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.29   $1.21    $1.13       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 22      54       13       --       --       --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.05   $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.08   $1.05    $1.03       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,370     925      384       --       --       --      --
-------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2000)
Accumulation unit value at beginning of period      $0.64   $0.62    $0.60    $0.48    $0.69    $0.90   $1.00
Accumulation unit value at end of period            $0.69   $0.64    $0.62    $0.60    $0.48    $0.69   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                363     505      504      486      476      792     355
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.05   $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.21   $1.05    $1.03       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 21      21       21       --       --       --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.26   $1.14    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.51   $1.26    $1.14       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 19      15       16       --       --       --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $1.23   $1.19    $1.14    $1.00    $1.00       --      --
Accumulation unit value at end of period            $1.33   $1.23    $1.19    $1.14    $1.00       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                138     121      152       48       --       --      --
-------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    89

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006    2005     2004     2003     2002     2001    2000
-------------------------------------------------------------------------------------------------------------

EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $1.09   $1.08    $1.06    $1.04    $1.00       --      --
Accumulation unit value at end of period            $1.12   $1.09    $1.08    $1.06    $1.04       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              3,452   3,450    1,863      223       92       --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period      $1.41   $1.31    $1.22    $0.96    $1.00       --      --
Accumulation unit value at end of period            $1.56   $1.41    $1.31    $1.22    $0.96       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                666     436      341       98       --       --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $1.58   $1.51    $1.35    $0.98    $1.00       --      --
Accumulation unit value at end of period            $1.72   $1.58    $1.51    $1.35    $0.98       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                604     596       87       16        6       --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $1.28   $1.29    $1.20    $1.04    $1.00       --      --
Accumulation unit value at end of period            $1.37   $1.28    $1.29    $1.20    $1.04       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,571   1,593      749       85       19       --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $1.60   $1.41    $1.20    $0.93    $1.00       --      --
Accumulation unit value at end of period            $1.94   $1.60    $1.41    $1.20    $0.93       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,014     756      341      115       14       --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $1.42   $1.39    $1.32    $0.96    $1.00       --      --
Accumulation unit value at end of period            $1.48   $1.42    $1.39    $1.32    $0.96       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,849   1,491      742       91       44       --      --
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $1.56   $1.43    $1.21    $0.95    $1.00       --      --
Accumulation unit value at end of period            $1.86   $1.56    $1.43    $1.21    $0.95       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                700     721      661       68       22       --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period      $1.29   $1.32    $1.24    $1.08    $1.00       --      --
Accumulation unit value at end of period            $1.34   $1.29    $1.32    $1.24    $1.08       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              4,078   3,838    2,460       56        6       --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period      $1.10   $1.06    $1.02    $0.91    $1.00       --      --
Accumulation unit value at end of period            $1.21   $1.10    $1.06    $1.02    $0.91       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 74      73       73       64       --       --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period      $1.60   $1.39    $1.22    $0.97    $1.00       --      --
Accumulation unit value at end of period            $1.75   $1.60    $1.39    $1.22    $0.97       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              8,681   5,575    2,931       54        1       --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period      $1.27   $1.06    $1.07    $0.87    $0.95    $1.00      --
Accumulation unit value at end of period            $1.42   $1.27    $1.06    $1.07    $0.87    $0.95      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                183     152      183      196       85       61      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period      $0.98   $0.92    $0.89    $0.73    $0.89    $0.99   $1.00
Accumulation unit value at end of period            $1.09   $0.98    $0.92    $0.89    $0.73    $0.89   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,003   1,225    1,269      914      828      805     637
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period      $1.12   $1.06    $1.02    $0.85    $1.00       --      --
Accumulation unit value at end of period            $1.25   $1.12    $1.06    $1.02    $0.85       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                164     204      199       39       --       --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period      $1.00   $0.96    $0.95    $0.73    $1.00       --      --
Accumulation unit value at end of period            $1.05   $1.00    $0.96    $0.95    $0.73       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                414     430      405       56       41       --      --
-------------------------------------------------------------------------------------------------------------

 90    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006    2005     2004     2003     2002     2001    2000
-------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE
  CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period      $1.26   $1.25    $1.16    $0.93    $0.91    $1.00      --
Accumulation unit value at end of period            $1.37   $1.26    $1.25    $1.16    $0.93    $0.91      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                419     493      560      508      136       42      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period      $1.04   $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.06   $1.04    $1.03       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              3,940   2,496    1,433       --       --       --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period      $1.88   $1.62    $1.32    $0.96    $1.09    $1.14   $1.00
Accumulation unit value at end of period            $2.09   $1.88    $1.62    $1.32    $0.96    $1.09   $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                                655   1,057    1,142    1,305    1,744    3,297   3,650
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period      $1.83   $1.57    $1.28    $0.94    $1.06    $1.00      --
Accumulation unit value at end of period            $2.03   $1.83    $1.57    $1.28    $0.94    $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,508   2,180    1,888    1,114      559      156      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (5/1/2000)
Accumulation unit value at beginning of period      $0.96   $0.81    $0.73    $0.52    $0.66    $0.85   $1.00
Accumulation unit value at end of period            $1.11   $0.96    $0.81    $0.73    $0.52    $0.66   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                215     173      188      186      165      476     506
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period      $1.41   $1.20    $1.08    $1.00       --       --      --
Accumulation unit value at end of period            $1.64   $1.41    $1.20    $1.08       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,396   1,584    1,158       --       --       --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period      $1.40   $1.40    $1.25    $0.96    $0.98    $0.99   $1.00
Accumulation unit value at end of period            $1.64   $1.40    $1.40    $1.25    $0.96    $0.98   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                              4,204   4,019    3,719    2,346    1,370    1,111     101
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period      $2.45   $2.19    $1.69    $1.26    $1.26    $1.18   $1.00
Accumulation unit value at end of period            $2.91   $2.45    $2.19    $1.69    $1.26    $1.26   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                601     752      890      771      926      232      92
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period      $1.11   $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.28   $1.11    $1.09       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 76      63       40       --       --       --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period      $1.49   $1.39    $1.14    $0.88    $1.00       --      --
Accumulation unit value at end of period            $1.72   $1.49    $1.39    $1.14    $0.88       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                594     613      496      190       61       --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period      $0.54   $0.53    $0.48    $0.35    $0.51    $0.61   $1.00
Accumulation unit value at end of period            $0.58   $0.54    $0.53    $0.48    $0.35    $0.51   $0.61
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,300   3,049    3,250    2,995    2,561    2,597     797
-------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period      $1.52   $1.39    $1.26    $1.02    $1.17    $1.11   $1.00
Accumulation unit value at end of period            $1.77   $1.52    $1.39    $1.26    $1.02    $1.17   $1.11
Number of accumulation units outstanding at end of
  period (000 omitted)                              9,715   9,517    9,666    1,946    1,063      324      39
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period      $1.38   $1.27    $1.09    $0.84    $1.00       --      --
Accumulation unit value at end of period            $1.65   $1.38    $1.27    $1.09    $0.84       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                681     641      671      256       76       --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period      $1.11   $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.23   $1.11    $1.16       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              4,149   2,582    1,266       --       --       --      --
-------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    91

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006    2005     2004     2003     2002     2001    2000
-------------------------------------------------------------------------------------------------------------

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2
  (4/30/2004)
Accumulation unit value at beginning of period      $1.20   $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.44   $1.20    $1.12       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                274     253      238       --       --       --      --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES (5/1/2000)
Accumulation unit value at beginning of period      $0.76   $0.75    $0.70    $0.57    $0.77    $0.91   $1.00
Accumulation unit value at end of period            $0.81   $0.76    $0.75    $0.70    $0.57    $0.77   $0.91
Number of accumulation units outstanding at end of
  period (000 omitted)                                 60      86      112      106       86       56      89
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (5/1/2000)
(PREVIOUSLY GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period      $0.91   $0.81    $0.72    $0.54    $0.67    $0.88   $1.00
Accumulation unit value at end of period            $1.09   $0.91    $0.81    $0.72    $0.54    $0.67   $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                 91      60       73       49       50       68      77
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period      $2.55   $2.30    $1.85    $1.47    $1.56    $1.41   $1.00
Accumulation unit value at end of period            $2.92   $2.55    $2.30    $1.85    $1.47    $1.56   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,667   2,107    1,519      906      799      626     220
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period      $0.93   $0.88    $0.78    $0.61    $0.79    $0.92   $1.00
Accumulation unit value at end of period            $1.03   $0.93    $0.88    $0.78    $0.61    $0.79   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,710   1,799    1,866    1,380    1,247    1,017     587
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period      $0.38   $0.35    $0.35    $0.24    $0.42    $0.68   $1.00
Accumulation unit value at end of period            $0.41   $0.38    $0.35    $0.35    $0.24    $0.42   $0.68
Number of accumulation units outstanding at end of
  period (000 omitted)                                 91     125      163      254      254      633     769
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period      $0.88   $0.68    $0.58    $0.44    $0.60    $0.80   $1.00
Accumulation unit value at end of period            $1.28   $0.88    $0.68    $0.58    $0.44    $0.60   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                388     392      446      799      541    1,195   1,077
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period      $0.59   $0.58    $0.56    $0.44    $0.60    $0.82   $1.00
Accumulation unit value at end of period            $0.65   $0.59    $0.58    $0.56    $0.44    $0.60   $0.82
Number of accumulation units outstanding at end of
  period (000 omitted)                                822   1,146    1,326    1,650    2,346    3,152   4,333
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period      $0.51   $0.46    $0.39    $0.30    $0.42    $0.70   $1.00
Accumulation unit value at end of period            $0.57   $0.51    $0.46    $0.39    $0.30    $0.42   $0.70
Number of accumulation units outstanding at end of
  period (000 omitted)                                202     304      370      411      456      951   1,050
-------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period      $0.78   $0.78    $0.73    $0.58    $0.78    $0.89   $1.00
Accumulation unit value at end of period            $0.90   $0.78    $0.78    $0.73    $0.58    $0.78   $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                                142     217      251      276      243      230     225
-------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (5/1/2000)
(PREVIOUSLY LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning of period      $1.03   $1.01    $0.92    $0.75    $0.91    $1.00   $1.00
Accumulation unit value at end of period            $1.19   $1.03    $1.01    $0.92    $0.75    $0.91   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                 57      57       55       38       38       23      18
-------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period      $0.97   $0.89    $0.79    $0.62    $0.71    $0.95   $1.00
Accumulation unit value at end of period            $1.17   $0.97    $0.89    $0.79    $0.62    $0.71   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                 74      31       34       --       --       --      11
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period      $1.13   $1.10    $1.02    $1.00       --       --      --
Accumulation unit value at end of period            $1.19   $1.13    $1.10    $1.02       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 46      48       34       --       --       --      --
-------------------------------------------------------------------------------------------------------------

 92    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006    2005     2004     2003     2002     2001    2000
-------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
  (3/3/2000)
Accumulation unit value at beginning of period      $0.92   $0.87    $0.79    $0.66    $0.84    $1.02   $1.00
Accumulation unit value at end of period            $1.02   $0.92    $0.87    $0.79    $0.66    $0.84   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,195   1,812    1,911    1,935    1,503    1,473     440
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period      $1.10   $1.04    $0.95    $0.80    $1.00       --      --
Accumulation unit value at end of period            $1.22   $1.10    $1.04    $0.95    $0.80       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 59      48       50       39       --       --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (5/1/2000)
Accumulation unit value at beginning of period      $0.86   $0.83    $0.79    $0.60    $0.89    $0.95   $1.00
Accumulation unit value at end of period            $0.96   $0.86    $0.83    $0.79    $0.60    $0.89   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                125     155      314      440      403    1,229   1,292
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period      $1.04   $1.01    $0.96    $0.73    $1.00       --      --
Accumulation unit value at end of period            $1.16   $1.04    $1.01    $0.96    $0.73       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 36      37       44       14        9       --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (5/1/2000)
Accumulation unit value at beginning of period      $0.77   $0.73    $0.64    $0.52    $0.70    $0.90   $1.00
Accumulation unit value at end of period            $0.84   $0.77    $0.73    $0.64    $0.52    $0.70   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                160     253      401      360      915    1,090   1,014
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period      $1.17   $1.16    $1.06    $0.93    $1.00       --      --
Accumulation unit value at end of period            $1.29   $1.17    $1.16    $1.06    $0.93       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,838   1,817    1,812      261       26       --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period      $0.95   $0.83    $0.64    $0.48    $0.63    $0.85   $1.00
Accumulation unit value at end of period            $1.23   $0.95    $0.83    $0.64    $0.48    $0.63   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,801   2,285    2,496    2,767    2,321    2,824   1,785
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period      $1.67   $1.45    $1.14    $0.85    $1.00       --      --
Accumulation unit value at end of period            $2.15   $1.67    $1.45    $1.14    $0.85       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 54      78       55       11       10       --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period      $1.35   $1.31    $1.24    $0.97    $1.00       --      --
Accumulation unit value at end of period            $1.43   $1.35    $1.31    $1.24    $0.97       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,445   2,161    1,178       41        4       --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period      $1.43   $1.27    $1.09    $0.77    $1.00       --      --
Accumulation unit value at end of period            $1.65   $1.43    $1.27    $1.09    $0.77       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,356   1,219    1,120      508       78       --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period      $1.11   $1.10    $1.03    $1.00       --       --      --
Accumulation unit value at end of period            $1.19   $1.11    $1.10    $1.03       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 60      39       69        1       --       --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period      $1.72   $1.59    $1.35    $0.95    $1.00       --      --
Accumulation unit value at end of period            $1.94   $1.72    $1.59    $1.35    $0.95       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                175     207      177       47        5       --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period      $1.28   $1.27    $1.19    $1.03    $1.00       --      --
Accumulation unit value at end of period            $1.35   $1.28    $1.27    $1.19    $1.03       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              5,050   3,662    2,643      514       73       --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period      $1.16   $1.12    $1.02    $0.81    $1.00       --      --
Accumulation unit value at end of period            $1.32   $1.16    $1.12    $1.02    $0.81       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 91      83       76       26       22       --      --
-------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    93

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006    2005     2004     2003     2002     2001    2000
-------------------------------------------------------------------------------------------------------------

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES
  (5/1/2002)
Accumulation unit value at beginning of period      $1.15   $1.03    $0.98    $0.84    $1.00       --      --
Accumulation unit value at end of period            $1.16   $1.15    $1.03    $0.98    $0.84       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                257     241      279      147       12       --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period      $1.12   $1.11    $1.08    $1.05    $1.00       --      --
Accumulation unit value at end of period            $1.15   $1.12    $1.11    $1.08    $1.05       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 25      24       19       12       12       --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period      $0.76   $0.69    $0.60    $0.48    $0.59    $0.75   $1.00
Accumulation unit value at end of period            $0.96   $0.76    $0.69    $0.60    $0.48    $0.59   $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,623   3,009    3,491    3,064    3,437    4,040   2,678
-------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period      $1.15   $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of period            $1.27   $1.15    $1.12    $1.05       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  6      --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.25   $1.18    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.44   $1.25    $1.18       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                579      56       56       --       --       --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period      $0.56   $0.50    $0.43    $0.33    $0.48    $0.74   $1.00
Accumulation unit value at end of period            $0.58   $0.56    $0.50    $0.43    $0.33    $0.48   $0.74
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,581   3,228    3,619    3,345    3,966    4,624   2,513
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (5/1/2000)
Accumulation unit value at beginning of period      $0.93   $0.91    $0.84    $0.71    $0.83    $0.94   $1.00
Accumulation unit value at end of period            $1.05   $0.93    $0.91    $0.84    $0.71    $0.83   $0.94
Number of accumulation units outstanding at end of
  period (000 omitted)                                787   1,045    1,151      439      426      178      51
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (5/1/2000)
Accumulation unit value at beginning of period      $1.04   $1.03    $1.03    $1.04    $1.05    $1.03   $1.00
Accumulation unit value at end of period            $1.07   $1.04    $1.03    $1.03    $1.04    $1.05   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,592   2,283    1,884    2,410    4,222    3,979   2,613
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (5/1/2000)
Accumulation unit value at beginning of period      $1.21   $1.21    $1.17    $1.14    $1.09    $1.03   $1.00
Accumulation unit value at end of period            $1.25   $1.21    $1.21    $1.17    $1.14    $1.09   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                              7,847   4,589    4,594      337      264      317      64
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.57   $1.40    $1.20    $0.87    $1.09    $1.08   $1.00
Accumulation unit value at end of period            $1.85   $1.57    $1.40    $1.20    $0.87    $1.09   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                              5,092   2,962    1,191      666      368      223      66
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period      $1.54   $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period            $2.03   $1.54    $1.17       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,815   1,627      822       --       --       --      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period      $1.00      --       --       --       --       --      --
Accumulation unit value at end of period            $1.03      --       --       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              3,021      --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (5/1/2000)
Accumulation unit value at beginning of period      $0.50   $0.47    $0.44    $0.36    $0.50    $0.74   $1.00
Accumulation unit value at end of period            $0.55   $0.50    $0.47    $0.44    $0.36    $0.50   $0.74
Number of accumulation units outstanding at end of
  period (000 omitted)                                 97     109       80      141       35       83     211
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.15   $1.12    $1.02    $0.83    $0.90    $0.87   $1.00
Accumulation unit value at end of period            $1.25   $1.15    $1.12    $1.02    $0.83    $0.90   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,611   1,087      834      579      835      633     310
-------------------------------------------------------------------------------------------------------------

 94    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006    2005     2004     2003     2002     2001    2000
-------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME
  OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period      $1.12   $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.19   $1.12    $1.10       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                987      --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period      $1.28   $1.14    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.57   $1.28    $1.14       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --      --      246       --       --       --      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period      $0.71   $0.68    $0.65    $0.51    $0.67    $0.83   $1.00
Accumulation unit value at end of period            $0.81   $0.71    $0.68    $0.65    $0.51    $0.67   $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                              9,362   9,338    7,431      384      138      565     479
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period      $1.13   $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.33   $1.13    $1.10       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 18      18       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period      $1.43   $1.32    $1.23    $1.02    $1.00       --      --
Accumulation unit value at end of period            $1.41   $1.43    $1.32    $1.23    $1.02       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                280     321      231       14       11       --      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.18   $1.15    $1.06    $1.00       --       --      --
Accumulation unit value at end of period            $1.34   $1.18    $1.15    $1.06       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 12      10       10       --       --       --      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period      $1.09   $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.24   $1.09    $1.10       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --      --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.14   $1.14    $1.15    $1.15    $1.10    $1.05   $1.00
Accumulation unit value at end of period            $1.17   $1.14    $1.14    $1.15    $1.15    $1.10   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                              3,280   3,298    3,266    2,667    2,375    1,609     272
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.18   $1.15    $0.98    $0.67    $0.83    $0.90   $1.00
Accumulation unit value at end of period            $1.30   $1.18    $1.15    $0.98    $0.67    $0.83   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                679     723      878      759      350      367     173
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period      $1.32   $1.27    $1.07    $0.79    $1.00       --      --
Accumulation unit value at end of period            $1.56   $1.32    $1.27    $1.07    $0.79       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,526   2,431    1,175       48       22       --      --
-------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS (5/1/2000)
Accumulation unit value at beginning of period      $2.24   $2.04    $1.82    $1.24    $1.44    $1.13   $1.00
Accumulation unit value at end of period            $2.68   $2.24    $2.04    $1.82    $1.24    $1.44   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                295     390      429      432      599      467     173
-------------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS (5/1/2000)
Accumulation unit value at beginning of period      $2.14   $2.00    $1.62    $1.17    $1.38    $1.15   $1.00
Accumulation unit value at end of period            $2.43   $2.14    $2.00    $1.62    $1.17    $1.38   $1.15
Number of accumulation units outstanding at end of
  period (000 omitted)                                150     217      233      228      227      115     284
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.07   $1.10    $1.04    $1.00       --       --      --
Accumulation unit value at end of period            $1.17   $1.07    $1.10    $1.04       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                997     929      369       --       --       --      --
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (11/6/2003)
Accumulation unit value at beginning of period      $1.44   $1.30    $1.10    $1.00       --       --      --
Accumulation unit value at end of period            $1.77   $1.44    $1.30    $1.10       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 40      --       --       --       --       --      --
*STI Classic Variable Trust International Equity
  Fund liquidated on April 30, 2007.
-------------------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    95

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006    2005     2004     2003     2002     2001    2000
-------------------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND
  FUND* (11/6/2003)
Accumulation unit value at beginning of period      $1.05   $1.04    $1.01    $1.00       --       --      --
Accumulation unit value at end of period            $1.07   $1.05    $1.04    $1.01       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 25      25       24       --       --       --      --
*STI Classic Variable Trust Investment Grade Bond
  Fund liquidated on April 30, 2007.
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.30   $1.21    $1.07    $1.00       --       --      --
Accumulation unit value at end of period            $1.48   $1.30    $1.21    $1.07       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                212      91       91       --       --       --      --
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.23   $1.21    $1.06    $1.00       --       --      --
Accumulation unit value at end of period            $1.49   $1.23    $1.21    $1.06       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  8      10        7       --       --       --      --
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.35   $1.20    $1.04    $1.00       --       --      --
Accumulation unit value at end of period            $1.47   $1.35    $1.20    $1.04       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 --      --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period      $1.44   $1.31    $1.07    $1.00       --       --      --
Accumulation unit value at end of period            $1.65   $1.44    $1.31    $1.07       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                681     674      379       --       --       --      --
-------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (5/1/2000)
Accumulation unit value at beginning of period      $2.37   $2.10    $1.78    $1.27    $1.44    $1.29   $1.00
Accumulation unit value at end of period            $2.71   $2.37    $2.10    $1.78    $1.27    $1.44   $1.29
Number of accumulation units outstanding at end of
  period (000 omitted)                                205     377      425      433      865      548     486
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period      $1.50   $1.46    $1.26    $0.98    $1.00       --      --
Accumulation unit value at end of period            $1.71   $1.50    $1.46    $1.26    $0.98       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                              8,457   6,565    3,087       53        9       --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period      $1.47   $1.36    $1.21    $0.96    $1.00       --      --
Accumulation unit value at end of period            $1.68   $1.47    $1.36    $1.21    $0.96       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                209     211      231       50        2       --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period      $2.01   $1.75    $1.30    $0.96    $1.00       --      --
Accumulation unit value at end of period            $2.74   $2.01    $1.75    $1.30    $0.96       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 49      36       32       16       --       --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period      $1.58   $1.38    $1.00       --       --       --      --
Accumulation unit value at end of period            $2.15   $1.58    $1.38       --       --       --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                212     256      204       --       --       --      --
-------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (5/1/2000)
Accumulation unit value at beginning of period      $1.05   $0.88    $0.68    $0.47    $0.55    $0.71   $1.00
Accumulation unit value at end of period            $1.42   $1.05    $0.88    $0.68    $0.47    $0.55   $0.71
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,570   2,094    1,370      371      397      402     434
-------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (5/1/2000)
Accumulation unit value at beginning of period      $1.68   $1.54    $1.32    $0.93    $1.14    $1.04   $1.00
Accumulation unit value at end of period            $1.79   $1.68    $1.54    $1.32    $0.93    $1.14   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,471   1,241      640      107       67       77      31
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.04   $1.00    $0.93    $0.77    $0.90    $0.98   $1.00
Accumulation unit value at end of period            $1.15   $1.04    $1.00    $0.93    $0.77    $0.90   $0.98
Number of accumulation units outstanding at end of
  period (000 omitted)                              5,992   7,230    7,602    8,104    7,521    7,089   2,048
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.03   $1.02    $0.93    $0.75    $1.00    $1.09   $1.00
Accumulation unit value at end of period            $1.24   $1.03    $1.02    $0.93    $0.75    $1.00   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                              1,140   1,089    1,072      883      714      448      53
-------------------------------------------------------------------------------------------------------------

 96    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2006    2005     2004     2003     2002     2001    2000
-------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND
  (3/3/2000)
Accumulation unit value at beginning of period      $1.18   $1.14    $1.04    $0.83    $1.05    $1.13   $1.00
Accumulation unit value at end of period            $1.38   $1.18    $1.14    $1.04    $0.83    $1.05   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,527   3,235    3,406    3,317    3,205    1,972     437
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period      $0.84   $0.78    $0.72    $0.56    $0.74    $0.89   $1.00
Accumulation unit value at end of period            $1.00   $0.84    $0.78    $0.72    $0.56    $0.74   $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                                795     693      774      667      537      375      74
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period      $0.63   $0.66    $0.62    $0.51    $0.69    $0.87   $1.00
Accumulation unit value at end of period            $0.72   $0.63    $0.66    $0.62    $0.51    $0.69   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                721   1,055    1,109      783      534      367     206
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period      $0.69   $0.66    $0.65    $0.52    $0.74    $0.95   $1.00
Accumulation unit value at end of period            $0.70   $0.69    $0.66    $0.65    $0.52    $0.74   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                              8,246   9,820   10,150   10,578   10,235   10,689   4,598
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.04   $1.02    $1.03    $1.04    $1.04    $1.02   $1.00
Accumulation unit value at end of period            $1.06   $1.04    $1.02    $1.03    $1.04    $1.04   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,138   2,569    2,899    3,637    5,843    8,907   2,106
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period      $0.41   $0.40    $0.35    $0.25    $0.41    $0.56   $1.00
Accumulation unit value at end of period            $0.50   $0.41    $0.40    $0.35    $0.25    $0.41   $0.56
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,796   2,884    3,349    3,200    3,011    3,655   2,209
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period      $1.31   $1.30    $1.27    $1.19    $1.12    $1.06   $1.00
Accumulation unit value at end of period            $1.34   $1.31    $1.30    $1.27    $1.19    $1.12   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                              2,039   1,586    1,514    1,482    1,583    1,373     321
-------------------------------------------------------------------------------------------------------------




                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    97

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.53   $1.47   $1.35   $1.00
Accumulation unit value at end of period                             $1.70   $1.53   $1.47   $1.35
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,134   1,187     889     380
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.46   $1.36   $1.30   $1.00
Accumulation unit value at end of period                             $1.52   $1.46   $1.36   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                             190      32      34      27
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.66   $1.54   $1.36   $1.00
Accumulation unit value at end of period                             $1.90   $1.66   $1.54   $1.36
Number of accumulation units outstanding at end of period (000
  omitted)                                                              87      83      75      14
--------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                       $1.00      --      --      --
Accumulation unit value at end of period                             $1.08      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.14   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.24   $1.14   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             169     183     111      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                       $1.29   $1.27   $1.18   $1.00
Accumulation unit value at end of period                             $1.42   $1.29   $1.27   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                             125     122     115      74
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                       $1.49   $1.46   $1.41   $1.00
Accumulation unit value at end of period                             $1.59   $1.49   $1.46   $1.41
Number of accumulation units outstanding at end of period (000
  omitted)                                                             220     211     189     131
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                       $1.49   $1.45   $1.32   $1.00
Accumulation unit value at end of period                             $1.72   $1.49   $1.45   $1.32
Number of accumulation units outstanding at end of period (000
  omitted)                                                             534     573     531     265
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                       $1.37   $1.20   $1.00      --
Accumulation unit value at end of period                             $1.83   $1.37   $1.20      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,349   1,084     567      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                       $1.50   $1.33   $1.24   $1.00
Accumulation unit value at end of period                             $1.47   $1.50   $1.33   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                             271     254     231     185
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                       $1.05   $1.05   $1.00      --
Accumulation unit value at end of period                             $1.05   $1.05   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           3,238   2,800   1,194      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                       $1.25   $1.12   $1.00      --
Accumulation unit value at end of period                             $1.53   $1.25   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                       $1.07   $1.06   $1.00      --
Accumulation unit value at end of period                             $1.02   $1.07   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,499     644     268      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                       $1.13   $1.09   $1.00      --
Accumulation unit value at end of period                             $1.31   $1.13   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      14      --
--------------------------------------------------------------------------------------------------

 98    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                       $1.00      --      --      --
Accumulation unit value at end of period                             $1.07      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             883      --      --      --
--------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                       $1.21   $1.17   $1.00      --
Accumulation unit value at end of period                             $1.43   $1.21   $1.17      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.21   $1.13   $1.00      --
Accumulation unit value at end of period                             $1.29   $1.21   $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.08   $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             641     373     177      --
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.21   $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.26   $1.14   $1.00      --
Accumulation unit value at end of period                             $1.51   $1.26   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.25   $1.20   $1.15   $1.00
Accumulation unit value at end of period                             $1.34   $1.25   $1.20   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                             177     189     161      77
--------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.05   $1.04   $1.02   $1.00
Accumulation unit value at end of period                             $1.08   $1.05   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,734   2,737   1,660     568
--------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.51   $1.41   $1.31   $1.00
Accumulation unit value at end of period                             $1.67   $1.51   $1.41   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                             843     854     479     264
--------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.63   $1.56   $1.40   $1.00
Accumulation unit value at end of period                             $1.78   $1.63   $1.56   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                             547     566     259     155
--------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.22   $1.23   $1.15   $1.00
Accumulation unit value at end of period                             $1.31   $1.22   $1.23   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,707   1,801   1,405     833
--------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.79   $1.57   $1.35   $1.00
Accumulation unit value at end of period                             $2.17   $1.79   $1.57   $1.35
Number of accumulation units outstanding at end of period (000
  omitted)                                                             749     663     508     247
--------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.51   $1.48   $1.40   $1.00
Accumulation unit value at end of period                             $1.57   $1.51   $1.48   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,332   1,249   1,032     482
--------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.69   $1.55   $1.31   $1.00
Accumulation unit value at end of period                             $2.01   $1.69   $1.55   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                             612     579     541     292
--------------------------------------------------------------------------------------------------

                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    99

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.18   $1.21   $1.13   $1.00
Accumulation unit value at end of period                             $1.23   $1.18   $1.21   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,365   2,195   1,451     530
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.69   $1.47   $1.30   $1.00
Accumulation unit value at end of period                             $1.86   $1.69   $1.47   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5,340   3,492   2,521     949
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.41   $1.36   $1.34   $1.00
Accumulation unit value at end of period                             $1.48   $1.41   $1.36   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                             204     212     256      63
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.06   $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,151     850     387      --
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.98   $1.71   $1.39   $1.00
Accumulation unit value at end of period                             $2.19   $1.98   $1.71   $1.39
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,634   1,386   1,244     537
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.91   $1.63   $1.46   $1.00
Accumulation unit value at end of period                             $2.21   $1.91   $1.63   $1.46
Number of accumulation units outstanding at end of period (000
  omitted)                                                             657     602     449      31
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.12   $1.12   $1.00      --
Accumulation unit value at end of period                             $1.31   $1.12   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             177     140     122      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (1/29/2003)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                       $2.02   $1.81   $1.40   $1.00
Accumulation unit value at end of period                             $2.40   $2.02   $1.81   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                              47      61      33       9
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                             $1.28   $1.11   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --       1       2      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.79   $1.67   $1.37   $1.00
Accumulation unit value at end of period                             $2.06   $1.79   $1.67   $1.37
Number of accumulation units outstanding at end of period (000
  omitted)                                                             415     407     377     249
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.56   $1.51   $1.38   $1.00
Accumulation unit value at end of period                             $1.67   $1.56   $1.51   $1.38
Number of accumulation units outstanding at end of period (000
  omitted)                                                             304     258     237     132
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.52   $1.39   $1.26   $1.00
Accumulation unit value at end of period                             $1.77   $1.52   $1.39   $1.26
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4,678   4,175   4,271   2,556
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                       $1.70   $1.56   $1.34   $1.00
Accumulation unit value at end of period                             $2.03   $1.70   $1.56   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                             551     582     494     287
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.11   $1.16   $1.00      --
Accumulation unit value at end of period                             $1.23   $1.11   $1.16      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,940   1,079     474      --
--------------------------------------------------------------------------------------------------

 100    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.20   $1.12   $1.00      --
Accumulation unit value at end of period                             $1.44   $1.20   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              24      16      16      --
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.33   $1.20   $1.00      --
Accumulation unit value at end of period                             $1.52   $1.33   $1.20      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,418     863     435      --
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                       $1.35   $1.32   $1.23   $1.00
Accumulation unit value at end of period                             $1.43   $1.35   $1.32   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                             216     205     197      87
--------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                       $1.45   $1.40   $1.34   $1.00
Accumulation unit value at end of period                             $1.61   $1.45   $1.40   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                              78      79     116      49
--------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                       $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period                             $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                           3,622   3,293   3,031   1,127
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                       $1.96   $1.71   $1.34   $1.00
Accumulation unit value at end of period                             $2.53   $1.96   $1.71   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                              99     190     174      48
--------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.42   $1.37   $1.31   $1.00
Accumulation unit value at end of period                             $1.50   $1.42   $1.37   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,484   1,669   1,265     187
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.92   $1.71   $1.46   $1.00
Accumulation unit value at end of period                             $2.22   $1.92   $1.71   $1.46
Number of accumulation units outstanding at end of period (000
  omitted)                                                             307     237     201      56
--------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.30   $1.29   $1.20   $1.00
Accumulation unit value at end of period                             $1.39   $1.30   $1.29   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                             315     404     484     274
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.83   $1.69   $1.44   $1.00
Accumulation unit value at end of period                             $2.06   $1.83   $1.69   $1.44
Number of accumulation units outstanding at end of period (000
  omitted)                                                             301     404     435     155
--------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.23   $1.22   $1.14   $1.00
Accumulation unit value at end of period                             $1.30   $1.23   $1.22   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5,107   3,886   3,250   1,732
--------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.46   $1.41   $1.29   $1.00
Accumulation unit value at end of period                             $1.67   $1.46   $1.41   $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                             100     106     102      86
--------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.40   $1.25   $1.19   $1.00
Accumulation unit value at end of period                             $1.41   $1.40   $1.25   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                             132     125      93      30
--------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.70   $1.54   $1.35   $1.00
Accumulation unit value at end of period                             $2.14   $1.70   $1.54   $1.35
Number of accumulation units outstanding at end of period (000
  omitted)                                                             434     492     469     199
--------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    101

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.39   $1.34   $1.27   $1.00
Accumulation unit value at end of period                             $1.52   $1.39   $1.34   $1.27
Number of accumulation units outstanding at end of period (000
  omitted)                                                               7       7       7       7
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.25   $1.18   $1.00      --
Accumulation unit value at end of period                             $1.44   $1.25   $1.18      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             252      14      --      --
--------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.71   $1.55   $1.33   $1.00
Accumulation unit value at end of period                             $1.78   $1.71   $1.55   $1.33
Number of accumulation units outstanding at end of period (000
  omitted)                                                              14      15      14      11
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                       $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period                             $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                           3,193     568     568   1,098
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.06   $1.06   $1.03   $1.00
Accumulation unit value at end of period                             $1.09   $1.06   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           3,371   1,113   1,080     392
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.88   $1.69   $1.45   $1.00
Accumulation unit value at end of period                             $2.22   $1.88   $1.69   $1.45
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,840     959     443     208
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.54   $1.17   $1.00      --
Accumulation unit value at end of period                             $2.03   $1.54   $1.17      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             816     668     383      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                       $1.00      --      --      --
Accumulation unit value at end of period                             $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,533      --      --      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.39   $1.30   $1.22   $1.00
Accumulation unit value at end of period                             $1.52   $1.39   $1.30   $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                              26      28      22      14
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.11   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.21   $1.11   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             456     161      20      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                       $1.12   $1.10   $1.00      --
Accumulation unit value at end of period                             $1.19   $1.12   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             549      10      10      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.28   $1.14   $1.00      --
Accumulation unit value at end of period                             $1.56   $1.28   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.10   $1.05   $1.00      --
Accumulation unit value at end of period                             $1.25   $1.10   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,461   2,259   1,547      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.13   $1.10   $1.00      --
Accumulation unit value at end of period                             $1.33   $1.13   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              15      16      16      --
--------------------------------------------------------------------------------------------------

 102    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.47   $1.35   $1.26   $1.00
Accumulation unit value at end of period                             $1.44   $1.47   $1.35   $1.26
Number of accumulation units outstanding at end of period (000
  omitted)                                                             159     171     135       3
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.44   $1.40   $1.29   $1.00
Accumulation unit value at end of period                             $1.63   $1.44   $1.40   $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                             658     702     731     508
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.09   $1.10   $1.00      --
Accumulation unit value at end of period                             $1.24   $1.09   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              15       8      --      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                       $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period                             $1.01   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,370   1,541   1,552   1,170
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.72   $1.65   $1.40   $1.00
Accumulation unit value at end of period                             $2.04   $1.72   $1.65   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                             944     947     581      99
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.23   $1.26   $1.20   $1.00
Accumulation unit value at end of period                             $1.34   $1.23   $1.26   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                             370     348     218      99
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period                       $1.86   $1.68   $1.43   $1.00
Accumulation unit value at end of period                             $2.28   $1.86   $1.68   $1.43
Number of accumulation units outstanding at end of period (000
  omitted)                                                              31      --      --      --
*STI Classic Variable Trust International Equity Fund liquidated on
  April 30, 2007.
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period                       $1.04   $1.03   $1.00   $1.00
Accumulation unit value at end of period                             $1.06   $1.04   $1.03   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                              76      81      81      79
*STI Classic Variable Trust Investment Grade Bond Fund liquidated on April 30, 2007.
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.55   $1.44   $1.28   $1.00
Accumulation unit value at end of period                             $1.77   $1.55   $1.44   $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                             183      78      77      66
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.47   $1.44   $1.27   $1.00
Accumulation unit value at end of period                             $1.77   $1.47   $1.44   $1.27
Number of accumulation units outstanding at end of period (000
  omitted)                                                             150     151     146      68
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.69   $1.51   $1.31   $1.00
Accumulation unit value at end of period                             $1.85   $1.69   $1.51   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                              17      18      13      13
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                       $1.89   $1.71   $1.40   $1.00
Accumulation unit value at end of period                             $2.16   $1.89   $1.71   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                             210     179     132      53
--------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.55   $1.51   $1.31   $1.00
Accumulation unit value at end of period                             $1.77   $1.55   $1.51   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                           3,854   2,940   1,561     157
--------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    103

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS
  II SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $1.57   $1.45   $1.29   $1.00
Accumulation unit value at end of period                             $1.79   $1.57   $1.45   $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                             226     197     192     117
--------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                       $2.20   $1.91   $1.42   $1.00
Accumulation unit value at end of period                             $2.99   $2.20   $1.91   $1.42
Number of accumulation units outstanding at end of period (000
  omitted)                                                              45      47      49      29
--------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.58   $1.38   $1.00      --
Accumulation unit value at end of period                             $2.14   $1.58   $1.38      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              89     102      44      --
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                       $1.44   $1.20   $1.00      --
Accumulation unit value at end of period                             $1.94   $1.44   $1.20      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             601     413     214      --
--------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                       $1.27   $1.15   $1.00      --
Accumulation unit value at end of period                             $1.34   $1.27   $1.15      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             727     609     300      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.23   $1.12   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.10   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.32   $1.10   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.31   $1.12   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              27      28      17      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.20   $1.11   $1.00      --
Accumulation unit value at end of period                             $1.42   $1.20   $1.11      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              19      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.02   $1.06   $1.00      --
Accumulation unit value at end of period                             $1.16   $1.02   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              19      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.07   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.08   $1.07   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             148      93      17      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.01   $1.00   $1.00      --
Accumulation unit value at end of period                             $1.03   $1.01   $1.00      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               5       4      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.11   $1.06   $1.00      --
Accumulation unit value at end of period                             $1.34   $1.11   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               5      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.06   $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             639      80      --      --
--------------------------------------------------------------------------------------------------




 104    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                   2006    2005    2004    2003     2002     2001     2000
-------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (7/31/2002)
Accumulation unit value at beginning of period       $1.41   $1.36   $1.25   $0.95    $1.00       --       --
Accumulation unit value at end of period             $1.57   $1.41   $1.36   $1.25    $0.95       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 111     124     123      83       --       --       --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (2/11/2000)
Accumulation unit value at beginning of period       $0.67   $0.63   $0.60   $0.47    $0.63    $0.83    $1.00
Accumulation unit value at end of period             $0.70   $0.67   $0.63   $0.60    $0.47    $0.63    $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                               2,777   3,612   4,617   5,063    5,490   10,247    8,641
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period       $1.12   $1.05   $1.00   $0.79    $1.00       --       --
Accumulation unit value at end of period             $1.17   $1.12   $1.05   $1.00    $0.79       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,208     192     121      18       --       --       --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (2/11/2000)
Accumulation unit value at beginning of period       $1.11   $1.03   $0.90   $0.68    $0.88    $0.97    $1.00
Accumulation unit value at end of period             $1.27   $1.11   $1.03   $0.90    $0.68    $0.88    $0.97
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,099   1,197   1,399   1,743    1,419    3,126    3,627
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period       $1.53   $1.42   $1.25   $0.94    $1.00       --       --
Accumulation unit value at end of period             $1.75   $1.53   $1.42   $1.25    $0.94       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 117     119      52      11       --       --       --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.08      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               2,734      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.08      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.04      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period       $1.26   $1.23   $1.15   $1.00       --       --       --
Accumulation unit value at end of period             $1.38   $1.26   $1.23   $1.15       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  11      11      11      --       --       --       --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (2/11/2000)
Accumulation unit value at beginning of period       $0.44   $0.43   $0.41   $0.29    $0.51    $0.70    $1.00
Accumulation unit value at end of period             $0.47   $0.44   $0.43   $0.41    $0.29    $0.51    $0.70
Number of accumulation units outstanding at end of
  period (000 omitted)                               2,665   2,981   3,267   3,866    3,655    6,380    9,543
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period       $1.40   $1.36   $1.24   $0.95    $1.00       --       --
Accumulation unit value at end of period             $1.61   $1.40   $1.36   $1.24    $0.95       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 227     230      79      20        1       --       --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period       $1.37   $1.20   $1.00      --       --       --       --
Accumulation unit value at end of period             $1.82   $1.37   $1.20      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               2,166   1,624     627      --       --       --       --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (2/11/2000)
Accumulation unit value at beginning of period       $0.70   $0.62   $0.58   $0.48    $0.70    $0.86    $1.00
Accumulation unit value at end of period             $0.68   $0.70   $0.62   $0.58    $0.48    $0.70    $0.86
Number of accumulation units outstanding at end of
  period (000 omitted)                               3,220   3,655   3,938   4,901    4,631    7,466    9,298
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO (CLASS B) (2/11/2000)
Accumulation unit value at beginning of period       $1.28   $1.27   $1.25   $1.23    $1.16    $1.09    $1.00
Accumulation unit value at end of period             $1.30   $1.28   $1.27   $1.25    $1.23    $1.16    $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                                 862     889     920     966    1,192    1,123      319
-------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    105

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2006    2005    2004    2003     2002     2001     2000
-------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II
  (4/30/2004)
Accumulation unit value at beginning of period       $1.05   $1.05   $1.00      --       --       --       --
Accumulation unit value at end of period             $1.05   $1.05   $1.05      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               2,934   2,335     799      --       --       --       --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.08      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $0.96      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 178      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period       $1.13   $1.09   $1.00      --       --       --       --
Accumulation unit value at end of period             $1.31   $1.13   $1.09      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  87      91      41      --       --       --       --
-------------------------------------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND - INSURANCE SHARES (2/11/2000)
Accumulation unit value at beginning of period       $1.44   $1.42   $1.15   $0.89    $1.06    $0.96    $1.00
Accumulation unit value at end of period             $1.64   $1.44   $1.42   $1.15    $0.89    $1.06    $0.96
Number of accumulation units outstanding at end of
  period (000 omitted)                                 820     969   1,061   1,193      624    1,044      668
-------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.07      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  40      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.03      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO (2/11/2000)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP GROWTH PORTFOLIO)
Accumulation unit value at beginning of period       $0.79   $0.75   $0.67   $0.48    $0.69    $0.83    $1.00
Accumulation unit value at end of period             $0.79   $0.79   $0.75   $0.67    $0.48    $0.69    $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                 326     342     364     530      329      852    1,637
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $0.98      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period       $1.05   $1.03   $1.00      --       --       --       --
Accumulation unit value at end of period             $1.07   $1.05   $1.03      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 865     513     206      --       --       --       --
-------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2003)
Accumulation unit value at beginning of period       $1.37   $1.34   $1.29   $1.00       --       --       --
Accumulation unit value at end of period             $1.47   $1.37   $1.34   $1.29       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period       $1.05   $1.03   $1.00      --       --       --       --
Accumulation unit value at end of period             $1.20   $1.05   $1.03      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 157     160      88      --       --       --       --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.06      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $1.22   $1.18   $1.13   $1.00    $1.00       --       --
Accumulation unit value at end of period             $1.32   $1.22   $1.18   $1.13    $1.00       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   7       7       7       7       --       --       --
-------------------------------------------------------------------------------------------------------------

 106    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2006    2005    2004    2003     2002     2001     2000
-------------------------------------------------------------------------------------------------------------

EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $1.09   $1.08   $1.06   $1.04    $1.00       --       --
Accumulation unit value at end of period             $1.11   $1.09   $1.08   $1.06    $1.04       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 298     307     329     310       --       --       --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period       $1.40   $1.31   $1.22   $0.96    $1.00       --       --
Accumulation unit value at end of period             $1.55   $1.40   $1.31   $1.22    $0.96       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 124     147      89      90       21       --       --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $1.57   $1.50   $1.34   $0.98    $1.00       --       --
Accumulation unit value at end of period             $1.71   $1.57   $1.50   $1.34    $0.98       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  15      19      16      14       --       --       --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $1.28   $1.28   $1.20   $1.03    $1.00       --       --
Accumulation unit value at end of period             $1.37   $1.28   $1.28   $1.20    $1.03       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 167     170     181     123       --       --       --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $1.60   $1.40   $1.20   $0.93    $1.00       --       --
Accumulation unit value at end of period             $1.93   $1.60   $1.40   $1.20    $0.93       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 166     163     169     123       --       --       --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $1.42   $1.39   $1.32   $0.96    $1.00       --       --
Accumulation unit value at end of period             $1.48   $1.42   $1.39   $1.32    $0.96       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  71      83      82      65        3       --       --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $1.56   $1.43   $1.21   $0.95    $1.00       --       --
Accumulation unit value at end of period             $1.86   $1.56   $1.43   $1.21    $0.95       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 106      99      78      55        2       --       --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period       $1.29   $1.32   $1.24   $1.08    $1.00       --       --
Accumulation unit value at end of period             $1.34   $1.29   $1.32   $1.24    $1.08       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 118     119      95      76       --       --       --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period       $1.13   $1.09   $1.05   $0.91    $1.00       --       --
Accumulation unit value at end of period             $1.24   $1.13   $1.09   $1.05    $0.91       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   9      14      14      15        3       --       --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period       $1.58   $1.38   $1.22   $0.97    $1.00       --       --
Accumulation unit value at end of period             $1.74   $1.58   $1.38   $1.22    $0.97       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               5,502   3,396   1,696     275       --       --       --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period       $1.51   $1.27   $1.27   $1.00       --       --       --
Accumulation unit value at end of period             $1.69   $1.51   $1.27   $1.27       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (2/11/2000)
Accumulation unit value at beginning of period       $1.00   $0.94   $0.91   $0.74    $0.91    $1.01    $1.00
Accumulation unit value at end of period             $1.11   $1.00   $0.94   $0.91    $0.74    $0.91    $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                               3,548   3,902   4,085   3,720    3,068    2,950    2,250
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period       $1.12   $1.06   $1.02   $0.85    $1.00       --       --
Accumulation unit value at end of period             $1.24   $1.12   $1.06   $1.02    $0.85       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period       $1.00   $0.96   $0.95   $0.73    $1.00       --       --
Accumulation unit value at end of period             $1.04   $1.00   $0.96   $0.95    $0.73       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  64      46      70      50       --       --       --
-------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    107

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2006    2005    2004    2003     2002     2001     2000
-------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS
  2 (3/3/2003)
Accumulation unit value at beginning of period       $1.31   $1.30   $1.21   $1.00       --       --       --
Accumulation unit value at end of period             $1.43   $1.31   $1.30   $1.21       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.04      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  20      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (2/11/2000)
Accumulation unit value at beginning of period       $1.88   $1.61   $1.31   $0.96    $1.09    $1.14    $1.00
Accumulation unit value at end of period             $2.08   $1.88   $1.61   $1.31    $0.96    $1.09    $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                               3,539   3,997   4,551   5,037    5,481    7,878   10,072
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period       $1.73   $1.49   $1.21   $0.89    $1.00       --       --
Accumulation unit value at end of period             $1.91   $1.73   $1.49   $1.21    $0.89       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,005     665     299     170       27       --       --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (2/11/2000)
Accumulation unit value at beginning of period       $0.89   $0.76   $0.68   $0.48    $0.62    $0.80    $1.00
Accumulation unit value at end of period             $1.04   $0.89   $0.76   $0.68    $0.48    $0.62    $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,079   1,172   1,219   1,060    3,767      933    1,064
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period       $1.90   $1.63   $1.46   $1.00       --       --       --
Accumulation unit value at end of period             $2.21   $1.90   $1.63   $1.46       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 972     880     422      --       --       --       --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period       $1.39   $1.39   $1.24   $1.00       --       --       --
Accumulation unit value at end of period             $1.61   $1.39   $1.39   $1.24       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  41      41      21      --       --       --       --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (2/11/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period       $2.72   $2.44   $1.88   $1.41    $1.40    $1.32    $1.00
Accumulation unit value at end of period             $3.23   $2.72   $2.44   $1.88    $1.41    $1.40    $1.32
Number of accumulation units outstanding at end of
  period (000 omitted)                                 910     960     841     925      967      685      269
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.07      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period       $1.49   $1.39   $1.14   $0.88    $1.00       --       --
Accumulation unit value at end of period             $1.71   $1.49   $1.39   $1.14    $0.88       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  69      65      70      52       --       --       --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period       $1.15   $1.12   $1.02   $0.75    $1.00       --       --
Accumulation unit value at end of period             $1.23   $1.15   $1.12   $1.02    $0.75       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 122     130     142      94       --       --       --
-------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (2/11/2000)
Accumulation unit value at beginning of period       $1.62   $1.48   $1.34   $1.09    $1.25    $1.19    $1.00
Accumulation unit value at end of period             $1.88   $1.62   $1.48   $1.34    $1.09    $1.25    $1.19
Number of accumulation units outstanding at end of
  period (000 omitted)                               2,313   2,432   2,461   1,354      690      473       79
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period       $1.38   $1.27   $1.09   $0.84    $1.00       --       --
Accumulation unit value at end of period             $1.64   $1.38   $1.27   $1.09    $0.84       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 909     892     833     387      330       --       --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period       $1.11   $1.16   $1.00      --       --       --       --
Accumulation unit value at end of period             $1.23   $1.11   $1.16      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,894     871     313      --       --       --       --
-------------------------------------------------------------------------------------------------------------

 108    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2006    2005    2004    2003     2002     2001     2000
-------------------------------------------------------------------------------------------------------------

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2
  (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.10      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES (2/11/2000)
Accumulation unit value at beginning of period       $0.79   $0.78   $0.72   $0.59    $0.80    $0.95    $1.00
Accumulation unit value at end of period             $0.84   $0.79   $0.78   $0.72    $0.59    $0.80    $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                 790     986   1,121   1,066    1,135    1,090    1,157
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (2/11/2000)
(PREVIOUSLY GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period       $0.87   $0.78   $0.69   $0.52    $0.65    $0.85    $1.00
Accumulation unit value at end of period             $1.04   $0.87   $0.78   $0.69    $0.52    $0.65    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                 483     630     618     735      634      630      621
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2003)
Accumulation unit value at beginning of period       $1.83   $1.65   $1.33   $1.00       --       --       --
Accumulation unit value at end of period             $2.09   $1.83   $1.65   $1.33       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,436     949     393      --       --       --       --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (2/11/2000)
Accumulation unit value at beginning of period       $0.94   $0.90   $0.79   $0.62    $0.81    $0.94    $1.00
Accumulation unit value at end of period             $1.05   $0.94   $0.90   $0.79    $0.62    $0.81    $0.94
Number of accumulation units outstanding at end of
  period (000 omitted)                                 888     880     911     741      666    1,747    1,910
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (5/1/2000)
Accumulation unit value at beginning of period       $0.38   $0.35   $0.35   $0.24    $0.42    $0.68    $1.00
Accumulation unit value at end of period             $0.41   $0.38   $0.35   $0.35    $0.24    $0.42    $0.68
Number of accumulation units outstanding at end of
  period (000 omitted)                                 653     960   1,339   2,256    1,352    2,516    3,873
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (2/11/2000)
Accumulation unit value at beginning of period       $0.80   $0.62   $0.53   $0.40    $0.55    $0.73    $1.00
Accumulation unit value at end of period             $1.16   $0.80   $0.62   $0.53    $0.40    $0.55    $0.73
Number of accumulation units outstanding at end of
  period (000 omitted)                               2,778   2,877   3,282   4,438    4,904    7,177    7,309
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES (2/11/2000)
Accumulation unit value at beginning of period       $0.58   $0.57   $0.56   $0.43    $0.60    $0.81    $1.00
Accumulation unit value at end of period             $0.64   $0.58   $0.57   $0.56    $0.43    $0.60    $0.81
Number of accumulation units outstanding at end of
  period (000 omitted)                               3,179   3,654   4,012   5,078    5,747    8,149   12,345
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES (2/11/2000)
Accumulation unit value at beginning of period       $0.43   $0.39   $0.33   $0.25    $0.35    $0.58    $1.00
Accumulation unit value at end of period             $0.48   $0.43   $0.39   $0.33    $0.25    $0.35    $0.58
Number of accumulation units outstanding at end of
  period (000 omitted)                               2,068   2,545   3,020   3,748    3,767    5,754    8,739
-------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period       $0.81   $0.82   $0.76   $0.60    $0.81    $0.93    $1.00
Accumulation unit value at end of period             $0.93   $0.81   $0.82   $0.76    $0.60    $0.81    $0.93
Number of accumulation units outstanding at end of
  period (000 omitted)                                 753   1,022   1,124   1,065      952    1,041      696
-------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (2/11/2000)
(PREVIOUSLY LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning of period       $1.11   $1.09   $0.99   $0.81    $0.98    $1.08    $1.00
Accumulation unit value at end of period             $1.28   $1.11   $1.09   $0.99    $0.81    $0.98    $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                 222     267     271     193      147       63       70
-------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (2/11/2000)
Accumulation unit value at beginning of period       $0.97   $0.89   $0.79   $0.62    $0.71    $0.95    $1.00
Accumulation unit value at end of period             $1.17   $0.97   $0.89   $0.79    $0.62    $0.71    $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                 388     441     430     427      281      201      101
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period       $1.35   $1.32   $1.23   $1.00       --       --       --
Accumulation unit value at end of period             $1.43   $1.35   $1.32   $1.23       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    109

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2006    2005    2004    2003     2002     2001     2000
-------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
  (3/3/2003)
Accumulation unit value at beginning of period       $1.45   $1.37   $1.25   $1.00       --       --       --
Accumulation unit value at end of period             $1.61   $1.45   $1.37   $1.25       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period       $1.10   $1.04   $0.95   $0.80    $1.00       --       --
Accumulation unit value at end of period             $1.22   $1.10   $1.04   $0.95    $0.80       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  10       8       8      --       --       --       --
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (2/11/2000)
Accumulation unit value at beginning of period       $0.79   $0.76   $0.73   $0.55    $0.82    $0.88    $1.00
Accumulation unit value at end of period             $0.88   $0.79   $0.76   $0.73    $0.55    $0.82    $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,889   2,075   2,485   5,133    4,295    9,128    5,110
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period       $1.04   $1.01   $0.96   $0.73    $1.00       --       --
Accumulation unit value at end of period             $1.16   $1.04   $1.01   $0.96    $0.73       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  13      14      13      13       --       --       --
-------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (2/11/2000)
Accumulation unit value at beginning of period       $0.81   $0.76   $0.67   $0.55    $0.73    $0.95    $1.00
Accumulation unit value at end of period             $0.88   $0.81   $0.76   $0.67    $0.55    $0.73    $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,789   2,180   2,940   2,362    2,675    3,850    2,978
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period       $1.17   $1.16   $1.06   $0.93    $1.00       --       --
Accumulation unit value at end of period             $1.28   $1.17   $1.16   $1.06    $0.93       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,316   1,434   1,589   1,453        6       --       --
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (2/11/2000)
Accumulation unit value at beginning of period       $1.10   $0.96   $0.75   $0.56    $0.73    $0.98    $1.00
Accumulation unit value at end of period             $1.42   $1.10   $0.96   $0.75    $0.56    $0.73    $0.98
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,351   1,659   1,728   1,521    2,042    2,469    3,551
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period       $1.62   $1.41   $1.11   $0.85    $1.00       --       --
Accumulation unit value at end of period             $2.09   $1.62   $1.41   $1.11    $0.85       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  74      64      56      34       --       --       --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period       $1.34   $1.30   $1.24   $0.97    $1.00       --       --
Accumulation unit value at end of period             $1.42   $1.34   $1.30   $1.24    $0.97       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 330     328     322     165       --       --       --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period       $1.71   $1.52   $1.30   $0.93    $1.00       --       --
Accumulation unit value at end of period             $1.97   $1.71   $1.52   $1.30    $0.93       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 197     168      54      13        9       --       --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period       $1.20   $1.19   $1.11   $1.00       --       --       --
Accumulation unit value at end of period             $1.29   $1.20   $1.19   $1.11       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   4       4      16      14       --       --       --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period       $1.71   $1.58   $1.35   $0.95    $1.00       --       --
Accumulation unit value at end of period             $1.93   $1.71   $1.58   $1.35    $0.95       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  95     102     106      81       13       --       --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period       $1.21   $1.20   $1.12   $1.04    $1.00       --       --
Accumulation unit value at end of period             $1.27   $1.21   $1.20   $1.12    $1.04       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               2,715   1,678     741     108       --       --       --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period       $1.13   $1.09   $1.00   $0.81    $1.00       --       --
Accumulation unit value at end of period             $1.29   $1.13   $1.09   $1.00    $0.81       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  33      35      37      39       --       --       --
-------------------------------------------------------------------------------------------------------------

 110    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2006    2005    2004    2003     2002     2001     2000
-------------------------------------------------------------------------------------------------------------

PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES
  (8/30/2002)
Accumulation unit value at beginning of period       $1.33   $1.20   $1.13   $0.97    $1.00       --       --
Accumulation unit value at end of period             $1.35   $1.33   $1.20   $1.13    $0.97       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  75      56      44      28       --       --       --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period       $1.11   $1.11   $1.08   $1.05    $1.00       --       --
Accumulation unit value at end of period             $1.15   $1.11   $1.11   $1.08    $1.05       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --       2       2      16       16       --       --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period       $1.35   $1.22   $1.07   $0.85    $1.00       --       --
Accumulation unit value at end of period             $1.70   $1.35   $1.22   $1.07    $0.85       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  67      82      83      77        7       --       --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period       $1.39   $1.34   $1.27   $1.00       --       --       --
Accumulation unit value at end of period             $1.52   $1.39   $1.34   $1.27       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period       $1.25   $1.18   $1.00      --       --       --       --
Accumulation unit value at end of period             $1.44   $1.25   $1.18      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 388      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period       $1.25   $1.14   $0.97   $0.74    $1.00       --       --
Accumulation unit value at end of period             $1.30   $1.25   $1.14   $0.97    $0.74       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (2/11/2000)
Accumulation unit value at beginning of period       $0.97   $0.94   $0.88   $0.74    $0.86    $0.98    $1.00
Accumulation unit value at end of period             $1.09   $0.97   $0.94   $0.88    $0.74    $0.86    $0.98
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,534   1,393   1,424   1,263      915      851      613
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (2/11/2000)
Accumulation unit value at beginning of period       $1.03   $1.02   $1.03   $1.04    $1.05    $1.03    $1.00
Accumulation unit value at end of period             $1.06   $1.03   $1.02   $1.03    $1.04    $1.05    $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                               4,258   5,054   5,813   9,032   12,876   11,399   11,511
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (2/11/2000)
Accumulation unit value at beginning of period       $1.21   $1.20   $1.17   $1.14    $1.09    $1.03    $1.00
Accumulation unit value at end of period             $1.24   $1.21   $1.20   $1.17    $1.14    $1.09    $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,279   1,145   1,267     849      894    1,363      688
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (2/11/2000)
Accumulation unit value at beginning of period       $1.55   $1.39   $1.19   $0.86    $1.08    $1.07    $1.00
Accumulation unit value at end of period             $1.83   $1.55   $1.39   $1.19    $0.86    $1.08    $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                               3,425   2,161     854     518      179      367       52
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period       $1.54   $1.17   $1.00      --       --       --       --
Accumulation unit value at end of period             $2.03   $1.54   $1.17      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,102     882     424      --       --       --       --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.03      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,612      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (2/11/2000)
Accumulation unit value at beginning of period       $0.52   $0.49   $0.46   $0.38    $0.52    $0.77    $1.00
Accumulation unit value at end of period             $0.57   $0.52   $0.49   $0.46    $0.38    $0.52    $0.77
Number of accumulation units outstanding at end of
  period (000 omitted)                                 384     703     733     539      476      546      554
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (2/11/2000)
Accumulation unit value at beginning of period       $1.15   $1.13   $1.03   $0.83    $0.91    $0.88    $1.00
Accumulation unit value at end of period             $1.26   $1.15   $1.13   $1.03    $0.83    $0.91    $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                               3,559   2,355   3,591   3,747    3,634    2,458      390
-------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    111

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2006    2005    2004    2003     2002     2001     2000
-------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME
  OPPORTUNITIES FUND (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.04      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  66      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.06      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (2/11/2000)
Accumulation unit value at beginning of period       $0.73   $0.69   $0.67   $0.52    $0.68    $0.85    $1.00
Accumulation unit value at end of period             $0.82   $0.73   $0.69   $0.67    $0.52    $0.68    $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                               4,631   3,835   3,213     184      144      795      785
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.10      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period       $1.43   $1.32   $1.23   $1.02    $1.00       --       --
Accumulation unit value at end of period             $1.40   $1.43   $1.32   $1.23    $1.02       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 281     271     202       8       --       --       --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period       $1.43   $1.40   $1.29   $1.00       --       --       --
Accumulation unit value at end of period             $1.63   $1.43   $1.40   $1.29       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 184     189     199      32       --       --       --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period       $1.09   $1.10   $1.00      --       --       --       --
Accumulation unit value at end of period             $1.24   $1.09   $1.10      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (2/11/2000)
Accumulation unit value at beginning of period       $1.15   $1.15   $1.16   $1.16    $1.11    $1.06    $1.00
Accumulation unit value at end of period             $1.17   $1.15   $1.15   $1.16    $1.16    $1.11    $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                 688     614     765     812      397      424       24
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (2/11/2000)
Accumulation unit value at beginning of period       $1.32   $1.28   $1.09   $0.75    $0.92    $1.00    $1.00
Accumulation unit value at end of period             $1.45   $1.32   $1.28   $1.09    $0.75    $0.92    $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                 416     516     616     743      259      474      147
-------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/31/2002)
Accumulation unit value at beginning of period       $1.59   $1.53   $1.30   $0.96    $1.00       --       --
Accumulation unit value at end of period             $1.89   $1.59   $1.53   $1.30    $0.96       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,525   1,501     718      23        3       --       --
-------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS (2/11/2000)
Accumulation unit value at beginning of period       $2.34   $2.13   $1.90   $1.29    $1.51    $1.18    $1.00
Accumulation unit value at end of period             $2.79   $2.34   $2.13   $1.90    $1.29    $1.51    $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                 968   1,036   1,354     833    1,130    1,596      491
-------------------------------------------------------------------------------------------------------------
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS (2/11/2000)
Accumulation unit value at beginning of period       $2.45   $2.29   $1.86   $1.34    $1.58    $1.33    $1.00
Accumulation unit value at end of period             $2.79   $2.45   $2.29   $1.86    $1.34    $1.58    $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                 588     734     852     678      993      705      640
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period       $1.23   $1.26   $1.20   $1.00       --       --       --
Accumulation unit value at end of period             $1.34   $1.23   $1.26   $1.20       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   4       4       4       4       --       --       --
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period       $1.86   $1.67   $1.43   $1.00       --       --       --
Accumulation unit value at end of period             $2.28   $1.86   $1.67   $1.43       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   2      --      --      --       --       --       --
*STI Classic Variable Trust International Equity
  Fund liquidated on April 30, 2007.
-------------------------------------------------------------------------------------------------------------

 112    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2006    2005    2004    2003     2002     2001     2000
-------------------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND
  FUND* (1/29/2003)
Accumulation unit value at beginning of period       $1.04   $1.04   $1.01   $1.00       --       --       --
Accumulation unit value at end of period             $1.07   $1.04   $1.04   $1.01       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  86      80      91      12       --       --       --
*STI Classic Variable Trust Investment Grade Bond
  Fund liquidated on April 30, 2007.
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period       $1.54   $1.44   $1.28   $1.00       --       --       --
Accumulation unit value at end of period             $1.76   $1.54   $1.44   $1.28       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  31      24       5      --       --       --       --
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period       $1.45   $1.42   $1.26   $1.00       --       --       --
Accumulation unit value at end of period             $1.75   $1.45   $1.42   $1.26       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  29      29      30       4       --       --       --
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period       $1.69   $1.50   $1.31   $1.00       --       --       --
Accumulation unit value at end of period             $1.84   $1.69   $1.50   $1.31       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period       $1.88   $1.71   $1.40   $1.00       --       --       --
Accumulation unit value at end of period             $2.15   $1.88   $1.71   $1.40       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   7       4       4       2       --       --       --
-------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (2/11/2000)
Accumulation unit value at beginning of period       $2.56   $2.27   $1.92   $1.37    $1.56    $1.39    $1.00
Accumulation unit value at end of period             $2.91   $2.56   $2.27   $1.92    $1.37    $1.56    $1.39
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,292   1,445   1,239   1,160    1,457    1,689      785
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period       $1.49   $1.46   $1.26   $0.98    $1.00       --       --
Accumulation unit value at end of period             $1.70   $1.49   $1.46   $1.26    $0.98       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               4,082   2,752     959     110        3       --       --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period       $1.46   $1.36   $1.21   $0.96    $1.00       --       --
Accumulation unit value at end of period             $1.67   $1.46   $1.36   $1.21    $0.96       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  11       3       3       3       --       --       --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period       $2.01   $1.74   $1.30   $0.96    $1.00       --       --
Accumulation unit value at end of period             $2.73   $2.01   $1.74   $1.30    $0.96       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  33      34      35      25       --       --       --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2006)
Accumulation unit value at beginning of period       $1.00      --      --      --       --       --       --
Accumulation unit value at end of period             $1.23      --      --      --       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   1      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (2/11/2000)
Accumulation unit value at beginning of period       $0.79   $0.66   $0.52   $0.35    $0.42    $0.54    $1.00
Accumulation unit value at end of period             $1.07   $0.79   $0.66   $0.52    $0.35    $0.42    $0.54
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,113     909     895     861      813    1,918    1,867
-------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (2/11/2000)
Accumulation unit value at beginning of period       $1.29   $1.18   $1.01   $0.72    $0.88    $0.80    $1.00
Accumulation unit value at end of period             $1.37   $1.29   $1.18   $1.01    $0.72    $0.88    $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                               2,124   1,887   1,310     833      774    1,045      527
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2003)
Accumulation unit value at beginning of period       $1.37   $1.33   $1.24   $1.00       --       --       --
Accumulation unit value at end of period             $1.52   $1.37   $1.33   $1.24       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 119     119      43      43       --       --       --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2003)
Accumulation unit value at beginning of period       $1.45   $1.43   $1.30   $1.00       --       --       --
Accumulation unit value at end of period             $1.74   $1.45   $1.43   $1.30       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    113

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                   2006    2005    2004    2003     2002     2001     2000
-------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND
  (2/11/2000)
Accumulation unit value at beginning of period       $1.18   $1.14   $1.04   $0.84    $1.05    $1.13    $1.00
Accumulation unit value at end of period             $1.38   $1.18   $1.14   $1.04    $0.84    $1.05    $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                               1,432   1,739   1,400     495      368      132       47
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (3/3/2003)
Accumulation unit value at beginning of period       $1.62   $1.50   $1.39   $1.00       --       --       --
Accumulation unit value at end of period             $1.92   $1.62   $1.50   $1.39       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2003)
Accumulation unit value at beginning of period       $1.28   $1.33   $1.25   $1.00       --       --       --
Accumulation unit value at end of period             $1.46   $1.28   $1.33   $1.25       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period       $1.37   $1.32   $1.30   $1.00       --       --       --
Accumulation unit value at end of period             $1.38   $1.37   $1.32   $1.30       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               3,057   2,332     620      --       --       --       --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2003)
Accumulation unit value at beginning of period       $0.99   $0.98   $0.99   $1.00       --       --       --
Accumulation unit value at end of period             $1.02   $0.99   $0.98   $0.99       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  85      48      75      --       --       --       --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period       $1.75   $1.67   $1.49   $1.00       --       --       --
Accumulation unit value at end of period             $2.11   $1.75   $1.67   $1.49       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  --      --      --      --       --       --       --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2003)
Accumulation unit value at beginning of period       $1.04   $1.04   $1.01   $1.00       --       --       --
Accumulation unit value at end of period             $1.07   $1.04   $1.04   $1.01       --       --       --
Number of accumulation units outstanding at end of
  period (000 omitted)                               4,299   1,431     508      --       --       --       --
-------------------------------------------------------------------------------------------------------------




 114    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                     2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (1/29/2003)
Accumulation unit value at beginning of period         $1.52   $1.47   $1.35   $1.00      --      --      --
Accumulation unit value at end of period               $1.69   $1.52   $1.47   $1.35      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,368   1,471   1,173     333      --      --      --
------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period         $0.60   $0.56   $0.54   $0.42   $0.57   $0.75   $1.00
Accumulation unit value at end of period               $0.63   $0.60   $0.56   $0.54   $0.42   $0.57   $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                                   241     320     416     470     489     494     149
------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period         $1.45   $1.36   $1.30   $1.00      --      --      --
Accumulation unit value at end of period               $1.52   $1.45   $1.36   $1.30      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   514      32      36      20      --      --      --
------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period         $1.65   $1.54   $1.36   $1.00      --      --      --
Accumulation unit value at end of period               $1.89   $1.65   $1.54   $1.36      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    40      37      46      36      --      --      --
------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period         $1.00      --      --      --      --      --      --
Accumulation unit value at end of period               $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   304      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period         $1.00      --      --      --      --      --      --
Accumulation unit value at end of period               $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    28      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period         $1.14   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.24   $1.14   $1.08      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   338     380     266      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period         $1.26   $1.23   $1.15   $1.00      --      --      --
Accumulation unit value at end of period               $1.38   $1.26   $1.23   $1.15      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    17       3       1      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period         $1.48   $1.45   $1.41   $1.00      --      --      --
Accumulation unit value at end of period               $1.58   $1.48   $1.45   $1.41      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   112     156     158      63      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period         $1.49   $1.45   $1.32   $1.00      --      --      --
Accumulation unit value at end of period               $1.71   $1.49   $1.45   $1.32      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   530     616     622     246      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period         $1.37   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.82   $1.37   $1.20      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,029   2,119     537      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period         $1.50   $1.33   $1.24   $1.00      --      --      --
Accumulation unit value at end of period               $1.46   $1.50   $1.33   $1.24      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   171     177     187     127      --      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period         $1.05   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.05   $1.05   $1.05      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 5,498   4,472   1,212      --      --      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period         $1.24   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.53   $1.24   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    115

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period         $1.07   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.01   $1.07   $1.06      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,396   1,978     814      --      --      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period         $1.12   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.31   $1.12   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period         $1.00      --      --      --      --      --      --
Accumulation unit value at end of period               $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,474      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period         $1.21   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.42   $1.21   $1.17      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     5       5       5      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period         $1.21   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.28   $1.21   $1.13      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period         $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.07   $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,433     740     249      --      --      --      --
------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2000)
Accumulation unit value at beginning of period         $0.63   $0.62   $0.59   $0.48   $0.68   $0.90   $1.00
Accumulation unit value at end of period               $0.68   $0.63   $0.62   $0.59   $0.48   $0.68   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                    54      77     109     119     156     191      71
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period         $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.20   $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period         $1.25   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.51   $1.25   $1.14      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     7      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period         $1.24   $1.20   $1.15   $1.00      --      --      --
Accumulation unit value at end of period               $1.34   $1.24   $1.20   $1.15      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   243     283     305     233      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period         $1.05   $1.04   $1.02   $1.00      --      --      --
Accumulation unit value at end of period               $1.07   $1.05   $1.04   $1.02      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,257   1,307   1,090     742      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period         $1.50   $1.40   $1.31   $1.00      --      --      --
Accumulation unit value at end of period               $1.66   $1.50   $1.40   $1.31      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   600     571     397     293      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period         $1.63   $1.56   $1.39   $1.00      --      --      --
Accumulation unit value at end of period               $1.77   $1.63   $1.56   $1.39      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   119     160     136     101      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period         $1.22   $1.22   $1.15   $1.00      --      --      --
Accumulation unit value at end of period               $1.30   $1.22   $1.22   $1.15      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   492     544     441     362      --      --      --
------------------------------------------------------------------------------------------------------------

 116    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2
  (1/29/2003)
Accumulation unit value at beginning of period         $1.79   $1.57   $1.34   $1.00      --      --      --
Accumulation unit value at end of period               $2.16   $1.79   $1.57   $1.34      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   387     352     320     216      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period         $1.50   $1.48   $1.40   $1.00      --      --      --
Accumulation unit value at end of period               $1.56   $1.50   $1.48   $1.40      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   283     298     336     232      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period         $1.68   $1.55   $1.31   $1.00      --      --      --
Accumulation unit value at end of period               $2.01   $1.68   $1.55   $1.31      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   559     612     637     390      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period         $1.17   $1.20   $1.13   $1.00      --      --      --
Accumulation unit value at end of period               $1.22   $1.17   $1.20   $1.13      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,306   1,319   1,205     654      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period         $1.69   $1.47   $1.30   $1.00      --      --      --
Accumulation unit value at end of period               $1.85   $1.69   $1.47   $1.30      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                10,355   6,755   4,083   1,989      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period         $1.26   $1.06   $1.06   $0.86   $0.95   $1.00      --
Accumulation unit value at end of period               $1.41   $1.26   $1.06   $1.06   $0.86   $0.95      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     1       1       1       1      10       3      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period         $1.41   $1.36   $1.34   $1.00      --      --      --
Accumulation unit value at end of period               $1.48   $1.41   $1.36   $1.34      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   130     161     199     141      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period         $1.25   $1.24   $1.15   $0.92   $0.91   $1.00      --
Accumulation unit value at end of period               $1.36   $1.25   $1.24   $1.15   $0.92   $0.91      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    22      22      22      26      13      13      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period         $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.06   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,468   1,893     708      --      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period         $1.82   $1.57   $1.28   $0.94   $1.06   $1.00      --
Accumulation unit value at end of period               $2.01   $1.82   $1.57   $1.28   $0.94   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,985   1,376   1,002     621      42       8      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period         $1.90   $1.63   $1.46   $1.00      --      --      --
Accumulation unit value at end of period               $2.20   $1.90   $1.63   $1.46      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   921     814     375       6      --      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period         $1.39   $1.39   $1.24   $0.96   $0.98   $0.99   $1.00
Accumulation unit value at end of period               $1.62   $1.39   $1.39   $1.24   $0.96   $0.98   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                   401     503     448     360     343     285     177
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period         $2.43   $2.18   $1.68   $1.26   $1.25   $1.18   $1.00
Accumulation unit value at end of period               $2.88   $2.43   $2.18   $1.68   $1.26   $1.25   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                   143     179     154      90      58      11       2
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period         $1.11   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.28   $1.11   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    16      12      11      --      --      --      --
------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    117

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
  FUND - CLASS 2 (5/1/2002)
Accumulation unit value at beginning of period         $1.34   $1.25   $1.03   $0.79   $1.00      --      --
Accumulation unit value at end of period               $1.54   $1.34   $1.25   $1.03   $0.79      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   446     450     471     247       4      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period         $0.54   $0.52   $0.48   $0.35   $0.50   $0.60   $1.00
Accumulation unit value at end of period               $0.58   $0.54   $0.52   $0.48   $0.35   $0.50   $0.60
Number of accumulation units outstanding at end of
  period (000 omitted)                                   901   1,089   1,247     982     331     348     258
------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period         $1.51   $1.38   $1.25   $1.02   $1.17   $1.11   $1.00
Accumulation unit value at end of period               $1.75   $1.51   $1.38   $1.25   $1.02   $1.17   $1.11
Number of accumulation units outstanding at end of
  period (000 omitted)                                 5,961   5,530   5,447   3,579     123      41       3
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period         $1.69   $1.56   $1.34   $1.00      --      --      --
Accumulation unit value at end of period               $2.02   $1.69   $1.56   $1.34      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   509     481     404     261      --      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period         $1.11   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.23   $1.11   $1.16      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,467   1,682     454      --      --      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period         $1.20   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.44   $1.20   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   154     153     127      --      --      --      --
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period         $2.53   $2.28   $1.84   $1.46   $1.56   $1.41   $1.00
Accumulation unit value at end of period               $2.89   $2.53   $2.28   $1.84   $1.46   $1.56   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,605     937     431     147     125     110      37
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period         $0.92   $0.88   $0.78   $0.61   $0.79   $0.91   $1.00
Accumulation unit value at end of period               $1.02   $0.92   $0.88   $0.78   $0.61   $0.79   $0.91
Number of accumulation units outstanding at end of
  period (000 omitted)                                   122     171     282     210     204     212     144
------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period         $1.35   $1.32   $1.23   $1.00      --      --      --
Accumulation unit value at end of period               $1.42   $1.35   $1.32   $1.23      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    39      35      75      75      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period         $0.91   $0.86   $0.79   $0.65   $0.84   $1.02   $1.00
Accumulation unit value at end of period               $1.01   $0.91   $0.86   $0.79   $0.65   $0.84   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                    44      49      54      60      68      87      57
------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period         $1.44   $1.40   $1.34   $1.00      --      --      --
Accumulation unit value at end of period               $1.60   $1.44   $1.40   $1.34      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   110     115     142     117      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period         $1.29   $1.28   $1.17   $1.00      --      --      --
Accumulation unit value at end of period               $1.41   $1.29   $1.28   $1.17      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,276   3,166   3,185   2,107      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period         $0.94   $0.82   $0.64   $0.48   $0.63   $0.85   $1.00
Accumulation unit value at end of period               $1.22   $0.94   $0.82   $0.64   $0.48   $0.63   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                   193     290     358     415     453     567     366
------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period         $1.91   $1.67   $1.30   $1.00      --      --      --
Accumulation unit value at end of period               $2.46   $1.91   $1.67   $1.30      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   146     126     111      59      --      --      --
------------------------------------------------------------------------------------------------------------

 118    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE
  SHARES (1/29/2003)
Accumulation unit value at beginning of period         $1.41   $1.37   $1.31   $1.00      --      --      --
Accumulation unit value at end of period               $1.50   $1.41   $1.37   $1.31      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,728   1,429     747     148      --      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period         $1.41   $1.26   $1.07   $0.77   $1.00      --      --
Accumulation unit value at end of period               $1.63   $1.41   $1.26   $1.07   $0.77      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   429     462     327     229      --      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period         $1.29   $1.29   $1.20   $1.00      --      --      --
Accumulation unit value at end of period               $1.39   $1.29   $1.29   $1.20      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   199     207     214     167      --      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period         $1.82   $1.69   $1.44   $1.00      --      --      --
Accumulation unit value at end of period               $2.05   $1.82   $1.69   $1.44      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   192     164     179     148      --      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period         $1.27   $1.26   $1.19   $1.03   $1.00      --      --
Accumulation unit value at end of period               $1.34   $1.27   $1.26   $1.19   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 6,883   5,202   3,248   1,819      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period         $1.46   $1.41   $1.29   $1.00      --      --      --
Accumulation unit value at end of period               $1.66   $1.46   $1.41   $1.29      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    41      42      45      37      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period         $1.14   $1.03   $0.97   $0.84   $1.00      --      --
Accumulation unit value at end of period               $1.15   $1.14   $1.03   $0.97   $0.84      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   133     155     148     132      33      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period         $0.76   $0.68   $0.60   $0.47   $0.59   $0.75   $1.00
Accumulation unit value at end of period               $0.95   $0.76   $0.68   $0.60   $0.47   $0.59   $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,026   1,024   1,360   1,054     666     730     499
------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period         $1.38   $1.34   $1.27   $1.00      --      --      --
Accumulation unit value at end of period               $1.52   $1.38   $1.34   $1.27      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period         $1.25   $1.18   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.44   $1.25   $1.18      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   763       2      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period         $0.55   $0.50   $0.43   $0.33   $0.48   $0.73   $1.00
Accumulation unit value at end of period               $0.57   $0.55   $0.50   $0.43   $0.33   $0.48   $0.73
Number of accumulation units outstanding at end of
  period (000 omitted)                                   385     495     657     650     608     668     384
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
Accumulation unit value at beginning of period         $0.99   $0.98   $0.99   $1.00      --      --      --
Accumulation unit value at end of period               $1.02   $0.99   $0.98   $0.99      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,470     766     287     357      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
Accumulation unit value at beginning of period         $1.06   $1.05   $1.03   $1.00      --      --      --
Accumulation unit value at end of period               $1.09   $1.06   $1.05   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,427   1,401   1,444     591      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period         $1.55   $1.39   $1.20   $0.86   $1.08   $1.08   $1.00
Accumulation unit value at end of period               $1.83   $1.55   $1.39   $1.20   $0.86   $1.08   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,986   2,404     286     196      36      34       3
------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    119

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS
  FUND (4/30/2004)
Accumulation unit value at beginning of period         $1.54   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period               $2.03   $1.54   $1.17      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,797   1,246     418      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period         $1.00      --      --      --      --      --      --
Accumulation unit value at end of period               $1.03      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,004      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period         $1.39   $1.30   $1.22   $1.00      --      --      --
Accumulation unit value at end of period               $1.52   $1.39   $1.30   $1.22      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     5      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period         $1.15   $1.12   $1.02   $0.83   $0.90   $0.88   $1.00
Accumulation unit value at end of period               $1.25   $1.15   $1.12   $1.02   $0.83   $0.90   $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,394   1,528     436     245     216     178      62
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period         $1.11   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.18   $1.11   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   802       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period         $1.28   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.56   $1.28   $1.14      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     7      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period         $0.71   $0.68   $0.65   $0.51   $0.67   $0.83   $1.00
Accumulation unit value at end of period               $0.80   $0.71   $0.68   $0.65   $0.51   $0.67   $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,539   4,651   2,949     133      79     101      13
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period         $1.13   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.33   $1.13   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period         $1.46   $1.35   $1.26   $1.00      --      --      --
Accumulation unit value at end of period               $1.44   $1.46   $1.35   $1.26      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   120     115      44       6      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period         $1.43   $1.40   $1.29   $1.00      --      --      --
Accumulation unit value at end of period               $1.62   $1.43   $1.40   $1.29      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    82      86      57      34      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period         $1.09   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.24   $1.09   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period         $1.13   $1.13   $1.14   $1.15   $1.10   $1.05   $1.00
Accumulation unit value at end of period               $1.16   $1.13   $1.13   $1.14   $1.15   $1.10   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,686   1,464   2,105   1,933   1,155     592     331
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period         $1.17   $1.14   $0.98   $0.67   $0.82   $0.90   $1.00
Accumulation unit value at end of period               $1.29   $1.17   $1.14   $0.98   $0.67   $0.82   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                    43      46      47      47      37      43      39
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period         $1.31   $1.26   $1.07   $0.79   $1.00      --      --
Accumulation unit value at end of period               $1.55   $1.31   $1.26   $1.07   $0.79      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,783   2,494     926      92      --      --      --
------------------------------------------------------------------------------------------------------------

 120    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND
  (1/29/2003)
Accumulation unit value at beginning of period         $1.23   $1.26   $1.20   $1.00      --      --      --
Accumulation unit value at end of period               $1.34   $1.23   $1.26   $1.20      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    84     105      86      62      --      --      --
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period         $1.86   $1.67   $1.42   $1.00      --      --      --
Accumulation unit value at end of period               $2.28   $1.86   $1.67   $1.42      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    12      12      12       8      --      --      --
*STI Classic Variable Trust International Equity
  Fund liquidated on April 30, 2007.
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period         $1.04   $1.04   $1.01   $1.00      --      --      --
Accumulation unit value at end of period               $1.07   $1.04   $1.04   $1.01      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   108     107     107      16      --      --      --
*STI Classic Variable Trust Investment Grade Bond
  Fund liquidated on April 30, 2007.
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period         $1.54   $1.44   $1.28   $1.00      --      --      --
Accumulation unit value at end of period               $1.76   $1.54   $1.44   $1.28      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    12      12      12       6      --      --      --
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period         $1.46   $1.43   $1.26   $1.00      --      --      --
Accumulation unit value at end of period               $1.76   $1.46   $1.43   $1.26      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     9       9      11      12      --      --      --
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period         $1.69   $1.50   $1.31   $1.00      --      --      --
Accumulation unit value at end of period               $1.84   $1.69   $1.50   $1.31      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    13      10      10       6      --      --      --
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period         $1.88   $1.71   $1.40   $1.00      --      --      --
Accumulation unit value at end of period               $2.15   $1.88   $1.71   $1.40      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    36      33      24      13      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period         $1.54   $1.51   $1.30   $1.00      --      --      --
Accumulation unit value at end of period               $1.76   $1.54   $1.51   $1.30      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 7,069   4,450   1,542     246      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period         $1.56   $1.45   $1.29   $1.00      --      --      --
Accumulation unit value at end of period               $1.78   $1.56   $1.45   $1.29      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   190     189     208     134      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period         $2.19   $1.90   $1.42   $1.00      --      --      --
Accumulation unit value at end of period               $2.98   $2.19   $1.90   $1.42      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    85      95      95      55      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period         $1.58   $1.38   $1.00      --      --      --      --
Accumulation unit value at end of period               $2.14   $1.58   $1.38      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    76      83      53      --      --      --      --
------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period         $1.44   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.94   $1.44   $1.20      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,574   1,129     548      --      --      --      --
------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period         $1.26   $1.15   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.34   $1.26   $1.15      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,907   1,367     402      --      --      --      --
------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    121

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                     2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND
  (3/3/2000)
Accumulation unit value at beginning of period         $1.03   $1.00   $0.93   $0.77   $0.90   $0.98   $1.00
Accumulation unit value at end of period               $1.14   $1.03   $1.00   $0.93   $0.77   $0.90   $0.98
Number of accumulation units outstanding at end of
  period (000 omitted)                                   460     990   1,418   1,415   1,505   1,685   1,029
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period         $1.02   $1.01   $0.92   $0.75   $1.00   $1.09   $1.00
Accumulation unit value at end of period               $1.23   $1.02   $1.01   $0.92   $0.75   $1.00   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                                   271     277     462     369     366     378     302
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period         $1.17   $1.13   $1.03   $0.83   $1.05   $1.12   $1.00
Accumulation unit value at end of period               $1.36   $1.17   $1.13   $1.03   $0.83   $1.05   $1.12
Number of accumulation units outstanding at end of
  period (000 omitted)                                   532     679     518     534     482     466     123
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period         $0.83   $0.77   $0.72   $0.55   $0.73   $0.89   $1.00
Accumulation unit value at end of period               $0.99   $0.83   $0.77   $0.72   $0.55   $0.73   $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                                    80      84     104      73      43       2      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period         $0.63   $0.65   $0.61   $0.50   $0.69   $0.87   $1.00
Accumulation unit value at end of period               $0.71   $0.63   $0.65   $0.61   $0.50   $0.69   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                   151     157     164     148     160     172     117
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period         $0.68   $0.66   $0.65   $0.52   $0.74   $0.95   $1.00
Accumulation unit value at end of period               $0.69   $0.68   $0.66   $0.65   $0.52   $0.74   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,843   4,021   2,058   2,317   2,440   2,335   1,454
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period         $1.03   $1.02   $1.03   $1.04   $1.04   $1.02   $1.00
Accumulation unit value at end of period               $1.06   $1.03   $1.02   $1.03   $1.04   $1.04   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                   586     318     383     894   1,193   1,236     668
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period         $0.41   $0.39   $0.35   $0.25   $0.41   $0.56   $1.00
Accumulation unit value at end of period               $0.50   $0.41   $0.39   $0.35   $0.25   $0.41   $0.56
Number of accumulation units outstanding at end of
  period (000 omitted)                                   341     374     654     660     655     712     393
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period         $1.30   $1.30   $1.27   $1.19   $1.12   $1.06   $1.00
Accumulation unit value at end of period               $1.33   $1.30   $1.30   $1.27   $1.19   $1.12   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,108   1,402   1,115   1,012   1,004     997     793
------------------------------------------------------------------------------------------------------------




 122    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                    2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (7/31/2002)
Accumulation unit value at beginning of period        $1.41    $1.36   $1.24   $0.95   $1.00      --      --
Accumulation unit value at end of period              $1.56    $1.41   $1.36   $1.24   $0.95      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,791    3,249   1,479     220      70      --      --
------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2000)
Accumulation unit value at beginning of period        $0.60    $0.56   $0.54   $0.42   $0.57   $0.75   $1.00
Accumulation unit value at end of period              $0.63    $0.60   $0.56   $0.54   $0.42   $0.57   $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                                  423      483     662     647     503     517     208
------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period        $1.12    $1.05   $1.00   $0.79   $1.00      --      --
Accumulation unit value at end of period              $1.16    $1.12   $1.05   $1.00   $0.79      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,472      324     329     238      --      --      --
------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period        $1.52    $1.42   $1.25   $0.94   $1.00      --      --
Accumulation unit value at end of period              $1.74    $1.52   $1.42   $1.25   $0.94      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  147      153     163      29      --      --      --
------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period        $1.00       --      --      --      --      --      --
Accumulation unit value at end of period              $1.08       --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  575       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period        $1.00       --      --      --      --      --      --
Accumulation unit value at end of period              $1.08       --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.14    $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.24    $1.14   $1.08      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  912    1,051     427      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period        $1.09    $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.19    $1.09   $1.07      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period        $1.40    $1.38   $1.33   $0.94   $1.00      --      --
Accumulation unit value at end of period              $1.50    $1.40   $1.38   $1.33   $0.94      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   16       16      16      15      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period        $1.39    $1.35   $1.24   $0.95   $1.00      --      --
Accumulation unit value at end of period              $1.60    $1.39   $1.35   $1.24   $0.95      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  167      189     109      52       8      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period        $1.37    $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.82    $1.37   $1.20      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               15,378    8,725   1,580      --      --      --      --
------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period        $1.34    $1.19   $1.12   $0.92   $1.00      --      --
Accumulation unit value at end of period              $1.31    $1.34   $1.19   $1.12   $0.92      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    8        8       8       7       2      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period        $1.05    $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.05    $1.05   $1.05      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               25,472   20,290   3,919      --      --      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period        $1.24    $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.53    $1.24   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    5       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    123

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period        $1.06    $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.01    $1.06   $1.06      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               23,813    6,935   1,154      --      --      --      --
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period        $1.12    $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.31    $1.12   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   88       26      18      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period        $1.00       --      --      --      --      --      --
Accumulation unit value at end of period              $1.07       --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                9,940       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period        $1.21    $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.42    $1.21   $1.17      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   23        4       2      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.21    $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.28    $1.21   $1.13      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   22       15      13      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.05    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.07    $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                7,113    2,763     500      --      --      --      --
------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2000)
Accumulation unit value at beginning of period        $0.63    $0.62   $0.59   $0.48   $0.68   $0.90   $1.00
Accumulation unit value at end of period              $0.68    $0.63   $0.62   $0.59   $0.48   $0.68   $0.90
Number of accumulation units outstanding at end of
  period (000 omitted)                                  318      237     244     135      71     384     364
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.05    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.20    $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1        1       1      --      --      --      --
------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.25    $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.51    $1.25   $1.14      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   87       57       9      --      --      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.22    $1.18   $1.13   $1.00   $1.00      --      --
Accumulation unit value at end of period              $1.31    $1.22   $1.18   $1.13   $1.00      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   92       47      48      23       6      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.08    $1.08   $1.06   $1.04   $1.00      --      --
Accumulation unit value at end of period              $1.11    $1.08   $1.08   $1.06   $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                7,300    6,145   2,108     362      59      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period        $1.40    $1.31   $1.22   $0.96   $1.00      --      --
Accumulation unit value at end of period              $1.55    $1.40   $1.31   $1.22   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  875      517     322     203       6      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.57    $1.50   $1.34   $0.98   $1.00      --      --
Accumulation unit value at end of period              $1.70    $1.57   $1.50   $1.34   $0.98      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,235    1,063     101      59      21      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.27    $1.28   $1.20   $1.03   $1.00      --      --
Accumulation unit value at end of period              $1.36    $1.27   $1.28   $1.20   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,863    3,171   1,002     172      19      --      --
------------------------------------------------------------------------------------------------------------

 124    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.59    $1.40   $1.20   $0.93   $1.00      --      --
Accumulation unit value at end of period              $1.92    $1.59   $1.40   $1.20   $0.93      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,013    1,419     443     326      53      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.41    $1.39   $1.32   $0.96   $1.00      --      --
Accumulation unit value at end of period              $1.47    $1.41   $1.39   $1.32   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                3,653    2,474     717     169      45      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.55    $1.43   $1.21   $0.95   $1.00      --      --
Accumulation unit value at end of period              $1.85    $1.55   $1.43   $1.21   $0.95      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  503      522     391     149      24      --      --
------------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period        $1.28    $1.32   $1.24   $1.08   $1.00      --      --
Accumulation unit value at end of period              $1.33    $1.28   $1.32   $1.24   $1.08      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                6,006    4,575   1,498      16       1      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period        $1.10    $1.06   $1.02   $0.91   $1.00      --      --
Accumulation unit value at end of period              $1.20    $1.10   $1.06   $1.02   $0.91      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   83      118      97      53      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period        $1.58    $1.38   $1.22   $0.97   $1.00      --      --
Accumulation unit value at end of period              $1.74    $1.58   $1.38   $1.22   $0.97      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               45,089   16,531   3,067     152      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period        $1.25    $1.05   $1.06   $0.86   $0.95   $1.00      --
Accumulation unit value at end of period              $1.40    $1.25   $1.05   $1.06   $0.86   $0.95      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   90       82      92      19      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period        $1.13    $1.07   $1.03   $0.85   $1.00      --      --
Accumulation unit value at end of period              $1.25    $1.13   $1.07   $1.03   $0.85      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  339      345     306     122       2      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period        $0.99    $0.96   $0.94   $0.73   $1.00      --      --
Accumulation unit value at end of period              $1.04    $0.99   $0.96   $0.94   $0.73      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  368      324     327      68      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period        $1.25    $1.24   $1.15   $0.92   $0.91   $1.00      --
Accumulation unit value at end of period              $1.36    $1.25   $1.24   $1.15   $0.92   $0.91      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  157      123     186     155      59      43      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period        $1.03    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.06    $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               12,953    8,188   1,336      --      --      --      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (5/1/2001)
Accumulation unit value at beginning of period        $1.81    $1.56   $1.27   $0.94   $1.06   $1.00      --
Accumulation unit value at end of period              $2.00    $1.81   $1.56   $1.27   $0.94   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                7,570    3,100   1,208     722     290      13      --
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period        $1.28    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.49    $1.28   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                4,843    4,036   1,573      --      --      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period        $1.39    $1.39   $1.24   $0.96   $0.98   $0.99   $1.00
Accumulation unit value at end of period              $1.61    $1.39   $1.39   $1.24   $0.96   $0.98   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,743    2,554   2,119   1,118     777     413     157
------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    125

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/3/2000)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period        $2.42    $2.17   $1.68   $1.26   $1.25   $1.18   $1.00
Accumulation unit value at end of period              $2.87    $2.42   $2.17   $1.68   $1.26   $1.25   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                  527      512     421     292     334     125       6
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2(4/30/2004)
Accumulation unit value at beginning of period        $1.11    $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.28    $1.11   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   63       38      14      --      --      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period        $1.48    $1.38   $1.14   $0.88   $1.00      --      --
Accumulation unit value at end of period              $1.70    $1.48   $1.38   $1.14   $0.88      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  300      281     284      75      11      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period        $0.54    $0.52   $0.48   $0.35   $0.50   $0.60   $1.00
Accumulation unit value at end of period              $0.57    $0.54   $0.52   $0.48   $0.35   $0.50   $0.60
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,612    1,719   1,992   1,273   1,008     617     120
------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/3/2000)
Accumulation unit value at beginning of period        $1.50    $1.38   $1.25   $1.01   $1.17   $1.11   $1.00
Accumulation unit value at end of period              $1.75    $1.50   $1.38   $1.25   $1.01   $1.17   $1.11
Number of accumulation units outstanding at end of
  period (000 omitted)                                9,197    2,844   3,112     870     324      24       6
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period        $1.37    $1.27   $1.09   $0.84   $1.00      --      --
Accumulation unit value at end of period              $1.64    $1.37   $1.27   $1.09   $0.84      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  377      365     308     127       1      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period        $1.11    $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.23    $1.11   $1.16      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               23,082    7,734   1,493      --      --      --      --
------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period        $1.20    $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.44    $1.20   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  376      226     177      --      --      --      --
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period        $2.53    $2.28   $1.84   $1.46   $1.56   $1.41   $1.00
Accumulation unit value at end of period              $2.88    $2.53   $2.28   $1.84   $1.46   $1.56   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                9,377    4,128   1,284     550     386     321      60
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (3/3/2000)
Accumulation unit value at beginning of period        $0.92    $0.87   $0.77   $0.61   $0.79   $0.91   $1.00
Accumulation unit value at end of period              $1.02    $0.92   $0.87   $0.77   $0.61   $0.79   $0.91
Number of accumulation units outstanding at end of
  period (000 omitted)                                  636      956     816     519     391     286     102
------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period        $1.10    $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.16    $1.10   $1.07      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   11       11      11      --      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period        $0.91    $0.86   $0.78   $0.65   $0.84   $1.02   $1.00
Accumulation unit value at end of period              $1.01    $0.91   $0.86   $0.78   $0.65   $0.84   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                  403      451     539     354     166     151      15
------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period        $1.10    $1.04   $0.96   $0.80   $1.00      --      --
Accumulation unit value at end of period              $1.22    $1.10   $1.04   $0.96   $0.80      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   85       68      41      21      --      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period        $1.04    $1.00   $0.96   $0.73   $1.00      --      --
Accumulation unit value at end of period              $1.15    $1.04   $1.00   $0.96   $0.73      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  155      155     138     107       1      --      --
------------------------------------------------------------------------------------------------------------

 126    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period        $1.16    $1.15   $1.06   $0.93   $1.00      --      --
Accumulation unit value at end of period              $1.28    $1.16   $1.15   $1.06   $0.93      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,095    1,130   1,184     348       7      --      --
------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2000)
Accumulation unit value at beginning of period        $0.94    $0.82   $0.64   $0.48   $0.63   $0.85   $1.00
Accumulation unit value at end of period              $1.21    $0.94   $0.82   $0.64   $0.48   $0.63   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                  675      770     912     684     721     713     171
------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period        $1.65    $1.44   $1.13   $0.85   $1.00      --      --
Accumulation unit value at end of period              $2.13    $1.65   $1.44   $1.13   $0.85      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   85       72      63      37       9      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period        $1.33    $1.29   $1.24   $0.97   $1.00      --      --
Accumulation unit value at end of period              $1.41    $1.33   $1.29   $1.24   $0.97      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                8,562    6,720   1,419      14      --      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period        $1.42    $1.27   $1.08   $0.77   $1.00      --      --
Accumulation unit value at end of period              $1.64    $1.42   $1.27   $1.08   $0.77      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  683      680     562     136      --      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period        $1.70    $1.58   $1.35   $0.95   $1.00      --      --
Accumulation unit value at end of period              $1.92    $1.70   $1.58   $1.35   $0.95      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  168      168     143      64      18      --      --
------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (5/1/2002)
Accumulation unit value at beginning of period        $1.27    $1.26   $1.18   $1.03   $1.00      --      --
Accumulation unit value at end of period              $1.34    $1.27   $1.26   $1.18   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               21,466    9,445   2,076     137       5      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period        $1.15    $1.11   $1.02   $0.81   $1.00      --      --
Accumulation unit value at end of period              $1.31    $1.15   $1.11   $1.02   $0.81      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   59       57      66      52      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (5/1/2002)
Accumulation unit value at beginning of period        $1.14    $1.02   $0.97   $0.84   $1.00      --      --
Accumulation unit value at end of period              $1.15    $1.14   $1.02   $0.97   $0.84      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  162      175     177     188      73      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period        $1.11    $1.10   $1.07   $1.05   $1.00      --      --
Accumulation unit value at end of period              $1.14    $1.11   $1.10   $1.07   $1.05      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   83      110      69      37      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period        $0.75    $0.68   $0.60   $0.47   $0.58   $0.75   $1.00
Accumulation unit value at end of period              $0.95    $0.75   $0.68   $0.60   $0.47   $0.58   $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,624    1,716   1,786   1,760   1,350   1,244     708
------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.25    $1.18   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.44    $1.25   $1.18      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,948       89       5      --      --      --      --
------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/3/2000)
Accumulation unit value at beginning of period        $0.55    $0.50   $0.43   $0.33   $0.48   $0.73   $1.00
Accumulation unit value at end of period              $0.57    $0.55   $0.50   $0.43   $0.33   $0.48   $0.73
Number of accumulation units outstanding at end of
  period (000 omitted)                                  916    1,031   1,143   1,270   1,246   1,676     814
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (3/1/2002)
Accumulation unit value at beginning of period        $1.07    $1.05   $0.97   $0.82   $1.00      --      --
Accumulation unit value at end of period              $1.20    $1.07   $1.05   $0.97   $0.82      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   54       57      60      12      --      --      --
------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    127

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/1/2002)
Accumulation unit value at beginning of period        $0.97    $0.96   $0.97   $0.99   $1.00      --      --
Accumulation unit value at end of period              $1.00    $0.97   $0.96   $0.97   $0.99      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,192    1,151     399      76      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/1/2002)
Accumulation unit value at beginning of period        $1.07    $1.07   $1.04   $1.01   $1.00      --      --
Accumulation unit value at end of period              $1.10    $1.07   $1.07   $1.04   $1.01      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               33,990    1,077     842     152      40      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period        $1.55    $1.39   $1.20   $0.86   $1.08   $1.08   $1.00
Accumulation unit value at end of period              $1.83    $1.55   $1.39   $1.20   $0.86   $1.08   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                               27,624    9,764     608     392     325     144      40
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.54    $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period              $2.02    $1.54   $1.17      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                9,010    5,172   1,070      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period        $1.00       --      --      --      --      --      --
Accumulation unit value at end of period              $1.02       --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               26,599       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.14    $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.25    $1.14   $1.07      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/3/2000)
Accumulation unit value at beginning of period        $1.14    $1.12   $1.02   $0.83   $0.90   $0.87   $1.00
Accumulation unit value at end of period              $1.25    $1.14   $1.12   $1.02   $0.83   $0.90   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                8,935    4,144     855     325      80      90       8
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period        $1.11    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.18    $1.11   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                8,355        8      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.28    $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.56    $1.28   $1.14      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   20       16       1      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2000)
Accumulation unit value at beginning of period        $0.70    $0.67   $0.65   $0.51   $0.67   $0.83   $1.00
Accumulation unit value at end of period              $0.80    $0.70   $0.67   $0.65   $0.51   $0.67   $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                               15,807   17,584   7,616      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.13    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.32    $1.13   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    3        3      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period        $1.42    $1.31   $1.22   $1.02   $1.00      --      --
Accumulation unit value at end of period              $1.40    $1.42   $1.31   $1.22   $1.02      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  708      735     335      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.11    $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.26    $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  227      227     174      --      --      --      --
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.08    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.24    $1.08   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    8        8       2      --      --      --      --
------------------------------------------------------------------------------------------------------------

 128    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/3/2000)
Accumulation unit value at beginning of period        $1.13    $1.13   $1.14   $1.14   $1.10   $1.05   $1.00
Accumulation unit value at end of period              $1.15    $1.13   $1.13   $1.14   $1.14   $1.10   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                5,084    3,085   1,544   1,019     864     413      65
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/3/2000)
Accumulation unit value at beginning of period        $1.17    $1.14   $0.97   $0.67   $0.82   $0.89   $1.00
Accumulation unit value at end of period              $1.29    $1.17   $1.14   $0.97   $0.67   $0.82   $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                                  434      444     441     399      78      79      39
------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (5/1/2002)
Accumulation unit value at beginning of period        $1.31    $1.26   $1.07   $0.79   $1.00      --      --
Accumulation unit value at end of period              $1.55    $1.31   $1.26   $1.07   $0.79      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               10,097    9,125   1,935      72      20      --      --
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.02    $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.12    $1.02   $1.05      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  242      298     121      --      --      --      --
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (4/30/2004)
Accumulation unit value at beginning of period        $1.29    $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.58    $1.29   $1.16      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   38       --      --      --      --      --      --
*STI Classic Variable Trust International Equity
  Fund liquidated on April 30, 2007.
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (4/30/2004)
Accumulation unit value at beginning of period        $1.04    $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.07    $1.04   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --      --      --      --      --      --
*STI Classic Variable Trust Investment Grade Bond
  Fund liquidated on April 30, 2007.
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.19    $1.11   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.36    $1.19   $1.11      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  127       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.14    $1.11   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.37    $1.14   $1.11      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.30    $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.42    $1.30   $1.16      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   --       --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period        $1.30    $1.19   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.49    $1.30   $1.19      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  236      255     138      --      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period        $1.49    $1.45   $1.26   $0.98   $1.00      --      --
Accumulation unit value at end of period              $1.70    $1.49   $1.45   $1.26   $0.98      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                               36,888   18,912   3,700      73      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period        $1.45    $1.34   $1.20   $0.96   $1.00      --      --
Accumulation unit value at end of period              $1.65    $1.45   $1.34   $1.20   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  225      252     244      80      --      --      --
------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period        $2.00    $1.74   $1.30   $0.96   $1.00      --      --
Accumulation unit value at end of period              $2.72    $2.00   $1.74   $1.30   $0.96      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   47       48      50       7      --      --      --
------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    129

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                    2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period        $1.58    $1.37   $1.00      --      --      --      --
Accumulation unit value at end of period              $2.14    $1.58   $1.37      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  510      443     177      --      --      --      --
------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period        $1.44    $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.94    $1.44   $1.20      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                8,406    4,181     858      --      --      --      --
------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period        $1.26    $1.15   $1.00      --      --      --      --
Accumulation unit value at end of period              $1.34    $1.26   $1.15      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                7,563    5,332     946      --      --      --      --
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2000)
Accumulation unit value at beginning of period        $1.03    $0.99   $0.92   $0.77   $0.90   $0.98   $1.00
Accumulation unit value at end of period              $1.13    $1.03   $0.99   $0.92   $0.77   $0.90   $0.98
Number of accumulation units outstanding at end of
  period (000 omitted)                                2,517    2,665   2,740   2,853   2,230   1,777     480
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2000)
Accumulation unit value at beginning of period        $1.02    $1.01   $0.92   $0.75   $1.00   $1.09   $1.00
Accumulation unit value at end of period              $1.23    $1.02   $1.01   $0.92   $0.75   $1.00   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                                  474      469     450     467     336     307     136
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2000)
Accumulation unit value at beginning of period        $1.17    $1.12   $1.03   $0.83   $1.05   $1.12   $1.00
Accumulation unit value at end of period              $1.36    $1.17   $1.12   $1.03   $0.83   $1.05   $1.12
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,983    2,255   1,615   1,429     993     522     104
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (7/3/2000)
Accumulation unit value at beginning of period        $0.83    $0.77   $0.72   $0.56   $0.73   $0.89   $1.00
Accumulation unit value at end of period              $0.99    $0.83   $0.77   $0.72   $0.56   $0.73   $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                                  497      418     449     305     140      62       6
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2000)
Accumulation unit value at beginning of period        $0.63    $0.65   $0.61   $0.50   $0.69   $0.87   $1.00
Accumulation unit value at end of period              $0.71    $0.63   $0.65   $0.61   $0.50   $0.69   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                  121      140     186     230     152      95      42
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period        $0.68    $0.66   $0.65   $0.52   $0.74   $0.95   $1.00
Accumulation unit value at end of period              $0.69    $0.68   $0.66   $0.65   $0.52   $0.74   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                               11,871   10,019   5,214   4,072   3,190   2,622   1,011
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2000)
Accumulation unit value at beginning of period        $1.03    $1.02   $1.03   $1.04   $1.04   $1.02   $1.00
Accumulation unit value at end of period              $1.05    $1.03   $1.02   $1.03   $1.04   $1.04   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,196      998     826   1,085   1,248   1,117     404
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2000)
Accumulation unit value at beginning of period        $0.41    $0.39   $0.35   $0.25   $0.41   $0.56   $1.00
Accumulation unit value at end of period              $0.49    $0.41   $0.39   $0.35   $0.25   $0.41   $0.56
Number of accumulation units outstanding at end of
  period (000 omitted)                                1,086    1,314   1,371   1,396     976     911     445
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2000)
Accumulation unit value at beginning of period        $1.30    $1.30   $1.26   $1.18   $1.12   $1.06   $1.00
Accumulation unit value at end of period              $1.33    $1.30   $1.30   $1.26   $1.18   $1.12   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                               11,634    3,551     990     627     579     548      68
------------------------------------------------------------------------------------------------------------




 130    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.21   $1.17   $1.07   $1.00
Accumulation unit value at end of period                             $1.34   $1.21   $1.17   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,222   2,605   1,046       7
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.15   $1.08   $1.03   $1.00
Accumulation unit value at end of period                             $1.20   $1.15   $1.08   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              48      --      --      --
--------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.26   $1.17   $1.04   $1.00
Accumulation unit value at end of period                             $1.44   $1.26   $1.17   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              17      19      20       2
--------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                       $1.00      --      --      --
Accumulation unit value at end of period                             $1.08      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              25      --      --      --
--------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.13   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.24   $1.13   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             677     778     302      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                       $1.14   $1.12   $1.05   $1.00
Accumulation unit value at end of period                             $1.25   $1.14   $1.12   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             222      --      --      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                       $1.05   $1.04   $1.00   $1.00
Accumulation unit value at end of period                             $1.12   $1.05   $1.04   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                               6       6       6      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                       $1.21   $1.17   $1.07   $1.00
Accumulation unit value at end of period                             $1.39   $1.21   $1.17   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              91      97      97      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                       $1.37   $1.20   $1.00      --
Accumulation unit value at end of period                             $1.82   $1.37   $1.20      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           6,198   3,335     653      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/6/2003)
Accumulation unit value at beginning of period                       $1.23   $1.09   $1.02   $1.00
Accumulation unit value at end of period                             $1.20   $1.23   $1.09   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              11      11      11      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                       $1.05   $1.05   $1.00      --
Accumulation unit value at end of period                             $1.05   $1.05   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          10,182   7,937   1,618      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                       $1.24   $1.12   $1.00      --
Accumulation unit value at end of period                             $1.52   $1.24   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                       $1.06   $1.06   $1.00      --
Accumulation unit value at end of period                             $1.01   $1.06   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          16,187   4,805     716      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                       $1.12   $1.09   $1.00      --
Accumulation unit value at end of period                             $1.31   $1.12   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               4      --      --      --
--------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    131

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                       $1.00      --      --      --
Accumulation unit value at end of period                             $1.06      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           6,135      --      --      --
--------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                       $1.21   $1.17   $1.00      --
Accumulation unit value at end of period                             $1.42   $1.21   $1.17      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               5      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.21   $1.13   $1.00      --
Accumulation unit value at end of period                             $1.28   $1.21   $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.07   $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           3,643   1,312     251      --
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.20   $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               8       8      --      --
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.25   $1.14   $1.00      --
Accumulation unit value at end of period                             $1.50   $1.25   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.11   $1.08   $1.03   $1.00
Accumulation unit value at end of period                             $1.20   $1.11   $1.08   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             158     178     169       7
--------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.04   $1.03   $1.01   $1.00
Accumulation unit value at end of period                             $1.06   $1.04   $1.03   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             425     246     187      37
--------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.21   $1.14   $1.06   $1.00
Accumulation unit value at end of period                             $1.34   $1.21   $1.14   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                             216     328     154       6
--------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.18   $1.13   $1.01   $1.00
Accumulation unit value at end of period                             $1.28   $1.18   $1.13   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                             115     139      40       2
--------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.09   $1.09   $1.03   $1.00
Accumulation unit value at end of period                             $1.16   $1.09   $1.09   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             101      86      88      12
--------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.43   $1.26   $1.08   $1.00
Accumulation unit value at end of period                             $1.72   $1.43   $1.26   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             279     306     184       7
--------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.09   $1.07   $1.02   $1.00
Accumulation unit value at end of period                             $1.13   $1.09   $1.07   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             290     325     180      26
--------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.35   $1.25   $1.06   $1.00
Accumulation unit value at end of period                             $1.61   $1.35   $1.25   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                             132     164     238      46
--------------------------------------------------------------------------------------------------

 132    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.07   $1.10   $1.03   $1.00
Accumulation unit value at end of period                             $1.11   $1.07   $1.10   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             408     447     327      52
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.35   $1.18   $1.04   $1.00
Accumulation unit value at end of period                             $1.48   $1.35   $1.18   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          23,330   8,017   1,767      52
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.08   $1.04   $1.03   $1.00
Accumulation unit value at end of period                             $1.13   $1.08   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             120     116      75       1
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.06   $1.03   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           8,675   6,495   1,052      --
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.52   $1.31   $1.07   $1.00
Accumulation unit value at end of period                             $1.68   $1.52   $1.31   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           3,603   1,073     223      25
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.40   $1.20   $1.08   $1.00
Accumulation unit value at end of period                             $1.62   $1.40   $1.20   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,569   1,336     646      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.12   $1.12   $1.00      --
Accumulation unit value at end of period                             $1.30   $1.12   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,115     900     530      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/6/2003)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                       $1.53   $1.37   $1.06   $1.00
Accumulation unit value at end of period                             $1.81   $1.53   $1.37   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              25      27      24      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                             $1.28   $1.11   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             224     135      66      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.38   $1.29   $1.06   $1.00
Accumulation unit value at end of period                             $1.59   $1.38   $1.29   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              87      88      89       6
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.16   $1.12   $1.02   $1.00
Accumulation unit value at end of period                             $1.23   $1.16   $1.12   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             137     133     132      --
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.28   $1.18   $1.06   $1.00
Accumulation unit value at end of period                             $1.49   $1.28   $1.18   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5,785   1,149   1,138      48
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/6/2003)
Accumulation unit value at beginning of period                       $1.34   $1.24   $1.07   $1.00
Accumulation unit value at end of period                             $1.60   $1.34   $1.24   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                             134     139     139       3
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.10   $1.16   $1.00      --
Accumulation unit value at end of period                             $1.22   $1.10   $1.16      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           9,166   2,944     652      --
--------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    133

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                       $1.20   $1.12   $1.00      --
Accumulation unit value at end of period                             $1.44   $1.20   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             487     237      46      --
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.32   $1.19   $1.00      --
Accumulation unit value at end of period                             $1.51   $1.32   $1.19      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           7,602   2,692     580      --
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                       $1.12   $1.09   $1.02   $1.00
Accumulation unit value at end of period                             $1.18   $1.12   $1.09   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              19      19      19      --
--------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                       $1.06   $1.03   $0.98   $1.00
Accumulation unit value at end of period                             $1.17   $1.06   $1.03   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                              60      43      38      --
--------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                       $1.15   $1.14   $1.05   $1.00
Accumulation unit value at end of period                             $1.27   $1.15   $1.14   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                             742     796     528      68
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/6/2003)
Accumulation unit value at beginning of period                       $1.59   $1.39   $1.09   $1.00
Accumulation unit value at end of period                             $2.05   $1.59   $1.39   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              21      29      30      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.14   $1.10   $1.05   $1.00
Accumulation unit value at end of period                             $1.20   $1.14   $1.10   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5,176   3,882     714       5
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.41   $1.26   $1.08   $1.00
Accumulation unit value at end of period                             $1.63   $1.41   $1.26   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              72      71      54      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.10   $1.10   $1.03   $1.00
Accumulation unit value at end of period                             $1.18   $1.10   $1.10   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              79      79      79      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.30   $1.20   $1.03   $1.00
Accumulation unit value at end of period                             $1.46   $1.30   $1.20   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             414     418     351      14
--------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.11   $1.10   $1.03   $1.00
Accumulation unit value at end of period                             $1.17   $1.11   $1.10   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          12,471   6,319   1,918       6
--------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.21   $1.17   $1.07   $1.00
Accumulation unit value at end of period                             $1.38   $1.21   $1.17   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              18      17      17      --
--------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.26   $1.13   $1.08   $1.00
Accumulation unit value at end of period                             $1.27   $1.26   $1.13   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                               5       3       3      --
--------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.38   $1.25   $1.10   $1.00
Accumulation unit value at end of period                             $1.73   $1.38   $1.25   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              84      98     103       6
--------------------------------------------------------------------------------------------------

 134    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.15   $1.11   $1.05   $1.00
Accumulation unit value at end of period                             $1.26   $1.15   $1.11   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.24   $1.18   $1.00      --
Accumulation unit value at end of period                             $1.43   $1.24   $1.18      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2,986      --      --      --
--------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.28   $1.16   $1.00   $1.00
Accumulation unit value at end of period                             $1.33   $1.28   $1.16   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/6/2003)
Accumulation unit value at beginning of period                       $1.00   $0.99   $1.00   $1.00
Accumulation unit value at end of period                             $1.02   $1.00   $0.99   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,656     856   2,485      23
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/6/2003)
Accumulation unit value at beginning of period                       $1.04   $1.04   $1.01   $1.00
Accumulation unit value at end of period                             $1.07   $1.04   $1.04   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                          17,563     268     265      19
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/6/2003)
Accumulation unit value at beginning of period                       $1.42   $1.27   $1.09   $1.00
Accumulation unit value at end of period                             $1.67   $1.42   $1.27   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          13,288   4,126      78       4
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.54   $1.17   $1.00      --
Accumulation unit value at end of period                             $2.02   $1.54   $1.17      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4,284   2,111     441      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                       $1.00      --      --      --
Accumulation unit value at end of period                             $1.02      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          10,881      --      --      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period                       $1.19   $1.12   $1.05   $1.00
Accumulation unit value at end of period                             $1.30   $1.19   $1.12   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.11   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.20   $1.11   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,837   1,278     200      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                       $1.11   $1.10   $1.00      --
Accumulation unit value at end of period                             $1.18   $1.11   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4,449      --       6      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.28   $1.14   $1.00      --
Accumulation unit value at end of period                             $1.56   $1.28   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.10   $1.05   $1.00      --
Accumulation unit value at end of period                             $1.24   $1.10   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4,233   4,918   2,114      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.13   $1.10   $1.00      --
Accumulation unit value at end of period                             $1.32   $1.13   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    135

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/6/2003)
Accumulation unit value at beginning of period                       $1.18   $1.09   $1.02   $1.00
Accumulation unit value at end of period                             $1.16   $1.18   $1.09   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              94      94      71      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/6/2003)
Accumulation unit value at beginning of period                       $1.17   $1.14   $1.06   $1.00
Accumulation unit value at end of period                             $1.33   $1.17   $1.14   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                             714     700     619      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.08   $1.10   $1.00      --
Accumulation unit value at end of period                             $1.23   $1.08   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/6/2003)
Accumulation unit value at beginning of period                       $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period                             $1.01   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,568     790     234      32
--------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/6/2003)
Accumulation unit value at beginning of period                       $1.28   $1.24   $1.05   $1.00
Accumulation unit value at end of period                             $1.52   $1.28   $1.24   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4,843   4,143     929       1
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (11/6/2003)
Accumulation unit value at beginning of period                       $1.06   $1.09   $1.04   $1.00
Accumulation unit value at end of period                             $1.16   $1.06   $1.09   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              27      27       5      --
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (11/6/2003)
Accumulation unit value at beginning of period                       $1.44   $1.29   $1.10   $1.00
Accumulation unit value at end of period                             $1.76   $1.44   $1.29   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                               1      --      --      --
*STI Classic Variable Trust International Equity Fund liquidated on April 30, 2007.
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (11/6/2003)
Accumulation unit value at beginning of period                       $1.04   $1.04   $1.01   $1.00
Accumulation unit value at end of period                             $1.07   $1.04   $1.04   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                              12      12      11      --
*STI Classic Variable Trust Investment Grade Bond Fund liquidated on April 30, 2007.
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (11/6/2003)
Accumulation unit value at beginning of period                       $1.29   $1.20   $1.07   $1.00
Accumulation unit value at end of period                             $1.47   $1.29   $1.20   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              10       6       6      --
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                       $1.23   $1.20   $1.06   $1.00
Accumulation unit value at end of period                             $1.47   $1.23   $1.20   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              19      20      19      --
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                       $1.34   $1.19   $1.04   $1.00
Accumulation unit value at end of period                             $1.46   $1.34   $1.19   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (11/6/2003)
Accumulation unit value at beginning of period                       $1.43   $1.30   $1.07   $1.00
Accumulation unit value at end of period                             $1.63   $1.43   $1.30   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              23      24       5      --
--------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.27   $1.24   $1.08   $1.00
Accumulation unit value at end of period                             $1.45   $1.27   $1.24   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          19,119   8,988   1,681      10
--------------------------------------------------------------------------------------------------

 136    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2006    2005    2004    2003
--------------------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.31   $1.21   $1.08   $1.00
Accumulation unit value at end of period                             $1.49   $1.31   $1.21   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              22      22      22       5
--------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/6/2003)
Accumulation unit value at beginning of period                       $1.63   $1.42   $1.06   $1.00
Accumulation unit value at end of period                             $2.21   $1.63   $1.42   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              16       6       6       1
--------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                       $1.58   $1.37   $1.00      --
Accumulation unit value at end of period                             $2.13   $1.58   $1.37      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             254     230      74      --
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                       $1.44   $1.20   $1.00      --
Accumulation unit value at end of period                             $1.93   $1.44   $1.20      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5,689   2,988     608      --
--------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                       $1.26   $1.15   $1.00      --
Accumulation unit value at end of period                             $1.34   $1.26   $1.15      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           3,434   2,248     455      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.11   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.23   $1.11   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.09   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.31   $1.09   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                             $1.30   $1.12   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             250     278     203      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.19   $1.11   $1.00      --
Accumulation unit value at end of period                             $1.41   $1.19   $1.11      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.02   $1.06   $1.00      --
Accumulation unit value at end of period                             $1.16   $1.02   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.07   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.07   $1.07   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             409     339     186      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.00   $0.99   $1.00      --
Accumulation unit value at end of period                             $1.03   $1.00   $0.99      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               7       3      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.11   $1.06   $1.00      --
Accumulation unit value at end of period                             $1.33   $1.11   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                       $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                             $1.05   $1.03   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             529     332     156      --
--------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    137

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                               2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (7/31/2002)
Accumulation unit value at beginning of period                   $1.40   $1.35   $1.24   $0.95   $1.00
Accumulation unit value at end of period                         $1.55   $1.40   $1.35   $1.24   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                          52      63      48      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (3/3/2003)
Accumulation unit value at beginning of period                   $1.47   $1.38   $1.32   $1.00      --
Accumulation unit value at end of period                         $1.54   $1.47   $1.38   $1.32      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      59      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (3/1/2002)
Accumulation unit value at beginning of period                   $1.11   $1.04   $1.00   $0.79   $1.00
Accumulation unit value at end of period                         $1.16   $1.11   $1.04   $1.00   $0.79
Number of accumulation units outstanding at end of period (000
  omitted)                                                         452      79      25      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (8/30/2002)
Accumulation unit value at beginning of period                   $1.52   $1.41   $1.25   $0.94   $1.00
Accumulation unit value at end of period                         $1.73   $1.52   $1.41   $1.25   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                          42      40      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (4/28/2006)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.08      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          12      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.08      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                   $1.13   $1.08   $1.00      --      --
Accumulation unit value at end of period                         $1.24   $1.13   $1.08      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          14      17      14      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                   $1.08   $1.07   $1.00      --      --
Accumulation unit value at end of period                         $1.19   $1.08   $1.07      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                   $1.40   $1.37   $1.33   $0.94   $1.00
Accumulation unit value at end of period                         $1.49   $1.40   $1.37   $1.33   $0.94
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                   $1.38   $1.34   $1.23   $0.95   $1.00
Accumulation unit value at end of period                         $1.58   $1.38   $1.34   $1.23   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                          74      71      10      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                   $1.37   $1.19   $1.00      --      --
Accumulation unit value at end of period                         $1.81   $1.37   $1.19      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,243     784     295      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (8/30/2002)
Accumulation unit value at beginning of period                   $1.34   $1.19   $1.11   $0.92   $1.00
Accumulation unit value at end of period                         $1.31   $1.34   $1.19   $1.11   $0.92
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                   $1.05   $1.05   $1.00      --      --
Accumulation unit value at end of period                         $1.05   $1.05   $1.05      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,925   1,618     526      --      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                   $1.24   $1.12   $1.00      --      --
Accumulation unit value at end of period                         $1.52   $1.24   $1.12      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------

 138    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period                         $1.01   $1.06   $1.06      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         570     200      32      --      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                   $1.12   $1.09   $1.00      --      --
Accumulation unit value at end of period                         $1.30   $1.12   $1.09      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          57      55      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.06      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         315      --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.17   $1.00      --      --
Accumulation unit value at end of period                         $1.42   $1.21   $1.17      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.13   $1.00      --      --
Accumulation unit value at end of period                         $1.28   $1.21   $1.13      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period                         $1.07   $1.05   $1.03      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         426     251      92      --      --
------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (3/3/2003)
Accumulation unit value at beginning of period                   $1.36   $1.34   $1.28   $1.00      --
Accumulation unit value at end of period                         $1.46   $1.36   $1.34   $1.28      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period                         $1.20   $1.05   $1.03      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          54      55      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.14   $1.00      --      --
Accumulation unit value at end of period                         $1.50   $1.25   $1.14      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                   $1.22   $1.18   $1.13   $1.00   $1.00
Accumulation unit value at end of period                         $1.31   $1.22   $1.18   $1.13   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                   $1.08   $1.07   $1.05   $1.04   $1.00
Accumulation unit value at end of period                         $1.10   $1.08   $1.07   $1.05   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          84      60       7      --     118
------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                   $1.39   $1.30   $1.22   $0.96   $1.00
Accumulation unit value at end of period                         $1.54   $1.39   $1.30   $1.22   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                          18       9       9      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                   $1.56   $1.49   $1.34   $0.98   $1.00
Accumulation unit value at end of period                         $1.69   $1.56   $1.49   $1.34   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                          10      11      --      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                   $1.27   $1.28   $1.20   $1.03   $1.00
Accumulation unit value at end of period                         $1.36   $1.27   $1.28   $1.20   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          51      35       4      32      32
------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    139

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------

EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                   $1.58   $1.39   $1.19   $0.93   $1.00
Accumulation unit value at end of period                         $1.91   $1.58   $1.39   $1.19   $0.93
Number of accumulation units outstanding at end of period (000
  omitted)                                                          31      25      --      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                   $1.41   $1.38   $1.32   $0.96   $1.00
Accumulation unit value at end of period                         $1.46   $1.41   $1.38   $1.32   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                          32      31       2      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                   $1.55   $1.42   $1.21   $0.95   $1.00
Accumulation unit value at end of period                         $1.84   $1.55   $1.42   $1.21   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                          45      43      43      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (7/31/2002)
Accumulation unit value at beginning of period                   $1.27   $1.31   $1.23   $1.08   $1.00
Accumulation unit value at end of period                         $1.32   $1.27   $1.31   $1.23   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          59      45       4      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                   $1.09   $1.05   $1.02   $0.91   $1.00
Accumulation unit value at end of period                         $1.19   $1.09   $1.05   $1.02   $0.91
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (8/30/2002)
Accumulation unit value at beginning of period                   $1.57   $1.37   $1.21   $0.97   $1.00
Accumulation unit value at end of period                         $1.72   $1.57   $1.37   $1.21   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,526   1,386     524      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                   $1.50   $1.26   $1.27   $1.00      --
Accumulation unit value at end of period                         $1.68   $1.50   $1.26   $1.27      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                   $1.11   $1.05   $1.01   $0.85   $1.00
Accumulation unit value at end of period                         $1.23   $1.11   $1.05   $1.01   $0.85
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                   $0.99   $0.95   $0.94   $0.72   $1.00
Accumulation unit value at end of period                         $1.03   $0.99   $0.95   $0.94   $0.72
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                   $1.30   $1.29   $1.20   $1.00      --
Accumulation unit value at end of period                         $1.42   $1.30   $1.29   $1.20      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          11      11      42      33      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                   $1.03   $1.03   $1.00      --      --
Accumulation unit value at end of period                         $1.06   $1.03   $1.03      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         581     540     162      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                   $1.72   $1.48   $1.21   $0.89   $1.00
Accumulation unit value at end of period                         $1.90   $1.72   $1.48   $1.21   $0.89
Number of accumulation units outstanding at end of period (000
  omitted)                                                         374     196      54      19      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.10   $1.00      --      --
Accumulation unit value at end of period                         $1.48   $1.28   $1.10      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         563     521     295      --      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (3/3/2003)
Accumulation unit value at beginning of period                   $1.45   $1.46   $1.30   $1.00      --
Accumulation unit value at end of period                         $1.69   $1.45   $1.46   $1.30      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         323     299     191      95      --
------------------------------------------------------------------------------------------------------

 140    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------

FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/3/2003)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                   $1.90   $1.70   $1.32   $1.00      --
Accumulation unit value at end of period                         $2.25   $1.90   $1.70   $1.32      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          49      58     102      --      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                   $1.11   $1.09   $1.00      --      --
Accumulation unit value at end of period                         $1.27   $1.11   $1.09      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                   $1.47   $1.38   $1.14   $0.88   $1.00
Accumulation unit value at end of period                         $1.69   $1.47   $1.38   $1.14   $0.88
Number of accumulation units outstanding at end of period (000
  omitted)                                                          22      22      23      20      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                   $1.14   $1.11   $1.01   $0.75   $1.00
Accumulation unit value at end of period                         $1.22   $1.14   $1.11   $1.01   $0.75
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                   $1.29   $1.19   $1.07   $0.87   $1.00
Accumulation unit value at end of period                         $1.50   $1.29   $1.19   $1.07   $0.87
Number of accumulation units outstanding at end of period (000
  omitted)                                                         154      --     138     153      --
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/1/2002)
Accumulation unit value at beginning of period                   $1.34   $1.24   $1.07   $0.83   $1.00
Accumulation unit value at end of period                         $1.60   $1.34   $1.24   $1.07   $0.83
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                   $1.10   $1.16   $1.00      --      --
Accumulation unit value at end of period                         $1.22   $1.10   $1.16      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,306     732     195      --      --
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.12   $1.00      --      --
Accumulation unit value at end of period                         $1.43   $1.20   $1.12      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          21      --      --      --      --
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (3/3/2003)
Accumulation unit value at beginning of period                   $1.82   $1.64   $1.33   $1.00      --
Accumulation unit value at end of period                         $2.07   $1.82   $1.64   $1.33      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         676     425     165      --      --
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (3/3/2003)
Accumulation unit value at beginning of period                   $1.57   $1.51   $1.33   $1.00      --
Accumulation unit value at end of period                         $1.75   $1.57   $1.51   $1.33      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      54      --      --
------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                   $1.10   $1.07   $1.00      --      --
Accumulation unit value at end of period                         $1.16   $1.10   $1.07      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           7       7      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (3/3/2003)
Accumulation unit value at beginning of period                   $1.44   $1.37   $1.25   $1.00      --
Accumulation unit value at end of period                         $1.60   $1.44   $1.37   $1.25      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                   $1.09   $1.04   $0.95   $0.80   $1.00
Accumulation unit value at end of period                         $1.21   $1.09   $1.04   $0.95   $0.80
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                   $1.03   $1.00   $0.96   $0.73   $1.00
Accumulation unit value at end of period                         $1.14   $1.03   $1.00   $0.96   $0.73
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    141

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------

MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                   $1.14   $1.13   $1.04   $0.92   $1.00
Accumulation unit value at end of period                         $1.25   $1.14   $1.13   $1.04   $0.92
Number of accumulation units outstanding at end of period (000
  omitted)                                                          33      45      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (3/3/2003)
Accumulation unit value at beginning of period                   $1.95   $1.70   $1.33   $1.00      --
Accumulation unit value at end of period                         $2.51   $1.95   $1.70   $1.33      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/1/2002)
Accumulation unit value at beginning of period                   $1.61   $1.41   $1.10   $0.85   $1.00
Accumulation unit value at end of period                         $2.07   $1.61   $1.41   $1.10   $0.85
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                   $1.33   $1.29   $1.23   $0.96   $1.00
Accumulation unit value at end of period                         $1.41   $1.33   $1.29   $1.23   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                         239     206      63      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                   $1.70   $1.51   $1.30   $0.92   $1.00
Accumulation unit value at end of period                         $1.96   $1.70   $1.51   $1.30   $0.92
Number of accumulation units outstanding at end of period (000
  omitted)                                                          62      54     101      83      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (7/31/2002)
Accumulation unit value at beginning of period                   $1.70   $1.58   $1.35   $0.95   $1.00
Accumulation unit value at end of period                         $1.91   $1.70   $1.58   $1.35   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                          17      19      --      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (8/30/2002)
Accumulation unit value at beginning of period                   $1.20   $1.19   $1.12   $1.04   $1.00
Accumulation unit value at end of period                         $1.26   $1.20   $1.19   $1.12   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,584   1,042     417      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                   $1.12   $1.09   $1.00   $0.81   $1.00
Accumulation unit value at end of period                         $1.28   $1.12   $1.09   $1.00   $0.81
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (8/30/2002)
Accumulation unit value at beginning of period                   $1.32   $1.18   $1.12   $0.97   $1.00
Accumulation unit value at end of period                         $1.33   $1.32   $1.18   $1.12   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5       5      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                   $1.06   $1.05   $1.02   $1.05   $1.00
Accumulation unit value at end of period                         $1.08   $1.06   $1.05   $1.02   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                   $1.33   $1.20   $1.06   $0.84   $1.00
Accumulation unit value at end of period                         $1.67   $1.33   $1.20   $1.06   $0.84
Number of accumulation units outstanding at end of period (000
  omitted)                                                          12      14      14      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                   $1.24   $1.18   $1.00      --      --
Accumulation unit value at end of period                         $1.43   $1.24   $1.18      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         211      --      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (3/1/2002)
Accumulation unit value at beginning of period                   $1.24   $1.13   $0.97   $0.74   $1.00
Accumulation unit value at end of period                         $1.29   $1.24   $1.13   $0.97   $0.74
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - BALANCED FUND (3/1/2002)
Accumulation unit value at beginning of period                   $1.05   $1.03   $0.96   $0.82   $1.00
Accumulation unit value at end of period                         $1.18   $1.05   $1.03   $0.96   $0.82
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------

 142    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (3/1/2002)
Accumulation unit value at beginning of period                   $0.97   $0.96   $0.97   $0.99   $1.00
Accumulation unit value at end of period                         $1.00   $0.97   $0.96   $0.97   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                         174      48      24      21     132
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (3/1/2002)
Accumulation unit value at beginning of period                   $1.04   $1.04   $1.01   $1.01   $1.00
Accumulation unit value at end of period                         $1.07   $1.04   $1.04   $1.01   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                         638      --      --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (3/1/2002)
Accumulation unit value at beginning of period                   $1.42   $1.27   $1.10   $0.80   $1.00
Accumulation unit value at end of period                         $1.67   $1.42   $1.27   $1.10   $0.80
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,423     623      --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                   $1.53   $1.17   $1.00      --      --
Accumulation unit value at end of period                         $2.02   $1.53   $1.17      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         558     432     191      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $1.02      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         962      --      --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                   $1.14   $1.07   $1.00      --      --
Accumulation unit value at end of period                         $1.25   $1.14   $1.07      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (3/1/2002)
Accumulation unit value at beginning of period                   $1.21   $1.19   $1.08   $0.92   $1.00
Accumulation unit value at end of period                         $1.32   $1.21   $1.19   $1.08   $0.92
Number of accumulation units outstanding at end of period (000
  omitted)                                                         974     531     170      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                   $1.11   $1.10   $1.00      --      --
Accumulation unit value at end of period                         $1.18   $1.11   $1.10      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         150      --      --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                   $1.27   $1.14   $1.00      --      --
Accumulation unit value at end of period                         $1.55   $1.27   $1.14      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (3/3/2003)
Accumulation unit value at beginning of period                   $1.42   $1.36   $1.31   $1.00      --
Accumulation unit value at end of period                         $1.60   $1.42   $1.36   $1.31      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         681     810     502      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                   $1.13   $1.10   $1.00      --      --
Accumulation unit value at end of period                         $1.32   $1.13   $1.10      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (8/30/2002)
Accumulation unit value at beginning of period                   $1.42   $1.31   $1.22   $1.02   $1.00
Accumulation unit value at end of period                         $1.39   $1.42   $1.31   $1.22   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                         136     140      85      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                   $1.11   $1.08   $1.00      --      --
Accumulation unit value at end of period                         $1.26   $1.11   $1.08      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           7       7      --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                   $1.08   $1.10   $1.00      --      --
Accumulation unit value at end of period                         $1.23   $1.08   $1.10      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    143

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (3/1/2002)
Accumulation unit value at beginning of period                   $1.00   $1.00   $1.01   $1.02   $1.00
Accumulation unit value at end of period                         $1.02   $1.00   $1.00   $1.01   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                         519     197      31      39      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND (3/1/2002)
Accumulation unit value at beginning of period                   $1.47   $1.42   $1.22   $0.84   $1.00
Accumulation unit value at end of period                         $1.61   $1.47   $1.42   $1.22   $0.84
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (7/31/2002)
Accumulation unit value at beginning of period                   $1.58   $1.52   $1.29   $0.96   $1.00
Accumulation unit value at end of period                         $1.87   $1.58   $1.52   $1.29   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                         763     746     325      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                   $1.48   $1.45   $1.26   $0.98   $1.00
Accumulation unit value at end of period                         $1.69   $1.48   $1.45   $1.26   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,067   1,345     383       8       8
------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (8/30/2002)
Accumulation unit value at beginning of period                   $1.44   $1.34   $1.19   $0.96   $1.00
Accumulation unit value at end of period                         $1.64   $1.44   $1.34   $1.19   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                           9       9       9      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (8/30/2002)
Accumulation unit value at beginning of period                   $1.99   $1.74   $1.29   $0.96   $1.00
Accumulation unit value at end of period                         $2.70   $1.99   $1.74   $1.29   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                   $1.58   $1.37   $1.00      --      --
Accumulation unit value at end of period                         $2.13   $1.58   $1.37      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          38      38      21      --      --
------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                   $1.43   $1.20   $1.00      --      --
Accumulation unit value at end of period                         $1.93   $1.43   $1.20      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         202     135      32      --      --
------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                   $1.26   $1.15   $1.00      --      --
Accumulation unit value at end of period                         $1.33   $1.26   $1.15      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         631     493     197      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (3/3/2003)
Accumulation unit value at beginning of period                   $1.37   $1.33   $1.24   $1.00      --
Accumulation unit value at end of period                         $1.51   $1.37   $1.33   $1.24      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --     166      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (3/3/2003)
Accumulation unit value at beginning of period                   $1.44   $1.42   $1.30   $1.00      --
Accumulation unit value at end of period                         $1.73   $1.44   $1.42   $1.30      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          19      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (3/3/2003)
Accumulation unit value at beginning of period                   $1.44   $1.39   $1.27   $1.00      --
Accumulation unit value at end of period                         $1.67   $1.44   $1.39   $1.27      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         409     465     288      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (3/3/2003)
Accumulation unit value at beginning of period                   $1.61   $1.49   $1.39   $1.00      --
Accumulation unit value at end of period                         $1.91   $1.61   $1.49   $1.39      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4       4       4      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (3/3/2003)
Accumulation unit value at beginning of period                   $1.27   $1.33   $1.24   $1.00      --
Accumulation unit value at end of period                         $1.45   $1.27   $1.33   $1.24      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          12      12       9      --      --
------------------------------------------------------------------------------------------------------

 144    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                               2006    2005    2004    2003    2002
------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                   $1.37   $1.32   $1.30   $1.00      --
Accumulation unit value at end of period                         $1.37   $1.37   $1.32   $1.30      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,018     753     275     127      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (3/3/2003)
Accumulation unit value at beginning of period                   $0.98   $0.98   $0.99   $1.00      --
Accumulation unit value at end of period                         $1.01   $0.98   $0.98   $0.99      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          50      31      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (3/3/2003)
Accumulation unit value at beginning of period                   $1.74   $1.67   $1.49   $1.00      --
Accumulation unit value at end of period                         $2.10   $1.74   $1.67   $1.49      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5       5       5      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (3/3/2003)
Accumulation unit value at beginning of period                   $1.04   $1.04   $1.01   $1.00      --
Accumulation unit value at end of period                         $1.06   $1.04   $1.04   $1.01      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,856     658     206      --      --
------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    145

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.52   $1.46   $1.35   $1.00
Accumulation unit value at end of period                              $1.68   $1.52   $1.46   $1.35
Number of accumulation units outstanding at end of period (000
  omitted)                                                              164     179     110      27
---------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.44   $1.35   $1.30   $1.00
Accumulation unit value at end of period                              $1.50   $1.44   $1.35   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                              425      51      40      --
---------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.64   $1.53   $1.35   $1.00
Accumulation unit value at end of period                              $1.88   $1.64   $1.53   $1.35
Number of accumulation units outstanding at end of period (000
  omitted)                                                               32      32      33       1
---------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period                        $1.00      --      --      --
Accumulation unit value at end of period                              $1.08      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                        $1.13   $1.08   $1.00      --
Accumulation unit value at end of period                              $1.23   $1.13   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               35      38      13      --
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                        $1.25   $1.23   $1.15   $1.00
Accumulation unit value at end of period                              $1.37   $1.25   $1.23   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                               45      --      --      --
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                        $1.47   $1.45   $1.40   $1.00
Accumulation unit value at end of period                              $1.57   $1.47   $1.45   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                               80      86      87       9
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                        $1.48   $1.44   $1.32   $1.00
Accumulation unit value at end of period                              $1.70   $1.48   $1.44   $1.32
Number of accumulation units outstanding at end of period (000
  omitted)                                                               31      31      30      47
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                        $1.37   $1.19   $1.00      --
Accumulation unit value at end of period                              $1.81   $1.37   $1.19      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            1,131     914     344      --
---------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (1/29/2003)
Accumulation unit value at beginning of period                        $1.49   $1.32   $1.24   $1.00
Accumulation unit value at end of period                              $1.45   $1.49   $1.32   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                               19      19      20       3
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                        $1.05   $1.05   $1.00      --
Accumulation unit value at end of period                              $1.04   $1.05   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            2,234   2,258     901      --
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                        $1.24   $1.12   $1.00      --
Accumulation unit value at end of period                              $1.52   $1.24   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                        $1.06   $1.06   $1.00      --
Accumulation unit value at end of period                              $1.01   $1.06   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              529     219      46      --
---------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                        $1.12   $1.09   $1.00      --
Accumulation unit value at end of period                              $1.30   $1.12   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------

 146    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                        $1.00      --      --      --
Accumulation unit value at end of period                              $1.06      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              175      --      --      --
---------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                        $1.21   $1.17   $1.00      --
Accumulation unit value at end of period                              $1.41   $1.21   $1.17      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                        $1.21   $1.13   $1.00      --
Accumulation unit value at end of period                              $1.28   $1.21   $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                        $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                              $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              395     227      90      --
---------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                        $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                              $1.20   $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                        $1.25   $1.14   $1.00      --
Accumulation unit value at end of period                              $1.50   $1.25   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.23   $1.20   $1.15   $1.00
Accumulation unit value at end of period                              $1.33   $1.23   $1.20   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                               26      40      40      20
---------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.04   $1.04   $1.02   $1.00
Accumulation unit value at end of period                              $1.06   $1.04   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              370     418     306     185
---------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.49   $1.40   $1.31   $1.00
Accumulation unit value at end of period                              $1.65   $1.49   $1.40   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                              128     142      76      35
---------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.62   $1.55   $1.39   $1.00
Accumulation unit value at end of period                              $1.76   $1.62   $1.55   $1.39
Number of accumulation units outstanding at end of period (000
  omitted)                                                               77      90      45      18
---------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.21   $1.22   $1.15   $1.00
Accumulation unit value at end of period                              $1.29   $1.21   $1.22   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                              177     175     111      95
---------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.78   $1.57   $1.34   $1.00
Accumulation unit value at end of period                              $2.15   $1.78   $1.57   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                               78      64      45      28
---------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.49   $1.47   $1.40   $1.00
Accumulation unit value at end of period                              $1.55   $1.49   $1.47   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                              142     154     113      29
---------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.67   $1.54   $1.31   $1.00
Accumulation unit value at end of period                              $1.99   $1.67   $1.54   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                              124     102     111      54
---------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    147

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------

EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.17   $1.20   $1.13   $1.00
Accumulation unit value at end of period                              $1.21   $1.17   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              244     252     167      60
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.68   $1.47   $1.30   $1.00
Accumulation unit value at end of period                              $1.84   $1.68   $1.47   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                            2,760   1,602     814     205
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.40   $1.35   $1.34   $1.00
Accumulation unit value at end of period                              $1.47   $1.40   $1.35   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                               13      21       7       5
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                        $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                              $1.05   $1.03   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              282     242      11      --
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.96   $1.69   $1.38   $1.00
Accumulation unit value at end of period                              $2.16   $1.96   $1.69   $1.38
Number of accumulation units outstanding at end of period (000
  omitted)                                                              488     330     213     143
---------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.89   $1.62   $1.46   $1.00
Accumulation unit value at end of period                              $2.18   $1.89   $1.62   $1.46
Number of accumulation units outstanding at end of period (000
  omitted)                                                              445     418     246       5
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                        $1.12   $1.12   $1.00      --
Accumulation unit value at end of period                              $1.30   $1.12   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              404     324     151      --
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (1/29/2003)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                        $1.96   $1.76   $1.36   $1.00
Accumulation unit value at end of period                              $2.31   $1.96   $1.76   $1.36
Number of accumulation units outstanding at end of period (000
  omitted)                                                              104     114      78      --
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                        $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                              $1.27   $1.11   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.77   $1.66   $1.37   $1.00
Accumulation unit value at end of period                              $2.04   $1.77   $1.66   $1.37
Number of accumulation units outstanding at end of period (000
  omitted)                                                               94      88      85      50
---------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.55   $1.50   $1.37   $1.00
Accumulation unit value at end of period                              $1.65   $1.55   $1.50   $1.37
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --       7      --       5
---------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.50   $1.38   $1.25   $1.00
Accumulation unit value at end of period                              $1.75   $1.50   $1.38   $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                              611     526     516     349
---------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (1/29/2003)
Accumulation unit value at beginning of period                        $1.68   $1.55   $1.34   $1.00
Accumulation unit value at end of period                              $2.00   $1.68   $1.55   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                              186     154     105      44
---------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                        $1.10   $1.16   $1.00      --
Accumulation unit value at end of period                              $1.22   $1.10   $1.16      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            1,468     826     291      --
---------------------------------------------------------------------------------------------------

 148    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------

FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                        $1.20   $1.12   $1.00      --
Accumulation unit value at end of period                              $1.43   $1.20   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                9       9       6      --
---------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                        $1.32   $1.19   $1.00      --
Accumulation unit value at end of period                              $1.51   $1.32   $1.19      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              978     575     248      --
---------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                        $1.34   $1.31   $1.22   $1.00
Accumulation unit value at end of period                              $1.41   $1.34   $1.31   $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                2       2       2       2
---------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                        $1.43   $1.39   $1.33   $1.00
Accumulation unit value at end of period                              $1.59   $1.43   $1.39   $1.33
Number of accumulation units outstanding at end of period (000
  omitted)                                                               24      22      21      --
---------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                        $1.28   $1.27   $1.17   $1.00
Accumulation unit value at end of period                              $1.40   $1.28   $1.27   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              531     435     401     240
---------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (1/29/2003)
Accumulation unit value at beginning of period                        $1.90   $1.66   $1.30   $1.00
Accumulation unit value at end of period                              $2.44   $1.90   $1.66   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                               89      94      97      12
---------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.41   $1.37   $1.31   $1.00
Accumulation unit value at end of period                              $1.49   $1.41   $1.37   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                              314     284     126      59
---------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.90   $1.70   $1.46   $1.00
Accumulation unit value at end of period                              $2.19   $1.90   $1.70   $1.46
Number of accumulation units outstanding at end of period (000
  omitted)                                                               42      15      12       4
---------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.19   $1.19   $1.11   $1.00
Accumulation unit value at end of period                              $1.27   $1.19   $1.19   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                               51      52      51      21
---------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.81   $1.68   $1.44   $1.00
Accumulation unit value at end of period                              $2.04   $1.81   $1.68   $1.44
Number of accumulation units outstanding at end of period (000
  omitted)                                                               30      40      33      29
---------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.14   $1.14   $1.07   $1.00
Accumulation unit value at end of period                              $1.20   $1.14   $1.14   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                            2,256   1,716     851     141
---------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.45   $1.40   $1.29   $1.00
Accumulation unit value at end of period                              $1.65   $1.45   $1.40   $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                                7       2       2      --
---------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.38   $1.25   $1.19   $1.00
Accumulation unit value at end of period                              $1.40   $1.38   $1.25   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                              167     158     148      10
---------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.69   $1.53   $1.34   $1.00
Accumulation unit value at end of period                              $2.12   $1.69   $1.53   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                               53      51      54      41
---------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    149

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------

PUTNAM VT RESEARCH FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.38   $1.33   $1.26   $1.00
Accumulation unit value at end of period                              $1.50   $1.38   $1.33   $1.26
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                        $1.24   $1.18   $1.00      --
Accumulation unit value at end of period                              $1.43   $1.24   $1.18      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              263       6       3      --
---------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.70   $1.54   $1.32   $1.00
Accumulation unit value at end of period                              $1.76   $1.70   $1.54   $1.32
Number of accumulation units outstanding at end of period (000
  omitted)                                                                2       2       2      --
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                        $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period                              $1.01   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                               91      70     179      55
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (1/29/2003)
Accumulation unit value at beginning of period                        $1.05   $1.05   $1.02   $1.00
Accumulation unit value at end of period                              $1.07   $1.05   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              547     165     169      63
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (1/29/2003)
Accumulation unit value at beginning of period                        $1.86   $1.67   $1.44   $1.00
Accumulation unit value at end of period                              $2.18   $1.86   $1.67   $1.44
Number of accumulation units outstanding at end of period (000
  omitted)                                                            1,033     512      31       9
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.53   $1.17   $1.00      --
Accumulation unit value at end of period                              $2.02   $1.53   $1.17      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              594     469     225      --
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                        $1.00      --      --      --
Accumulation unit value at end of period                              $1.02      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            1,411      --      --      --
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                        $1.38   $1.29   $1.22   $1.00
Accumulation unit value at end of period                              $1.50   $1.38   $1.29   $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.10   $1.08   $1.00      --
Accumulation unit value at end of period                              $1.20   $1.10   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            1,551     960     372      --
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                        $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                              $1.18   $1.11   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              103      --      --      --
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.27   $1.14   $1.00      --
Accumulation unit value at end of period                              $1.55   $1.27   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.10   $1.05   $1.00      --
Accumulation unit value at end of period                              $1.24   $1.10   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            1,183   1,307     818      --
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.13   $1.10   $1.00      --
Accumulation unit value at end of period                              $1.32   $1.13   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------

 150    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (1/29/2003)
Accumulation unit value at beginning of period                        $1.45   $1.35   $1.26   $1.00
Accumulation unit value at end of period                              $1.43   $1.45   $1.35   $1.26
Number of accumulation units outstanding at end of period (000
  omitted)                                                              158     161     118      --
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (1/29/2003)
Accumulation unit value at beginning of period                        $1.42   $1.39   $1.28   $1.00
Accumulation unit value at end of period                              $1.61   $1.42   $1.39   $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                               38      48      30      22
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.08   $1.10   $1.00      --
Accumulation unit value at end of period                              $1.23   $1.08   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (1/29/2003)
Accumulation unit value at beginning of period                        $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period                              $1.00   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                              641     492     399     234
---------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                        $1.71   $1.64   $1.40   $1.00
Accumulation unit value at end of period                              $2.02   $1.71   $1.64   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                              648     720     337       3
---------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (1/29/2003)
Accumulation unit value at beginning of period                        $1.22   $1.25   $1.20   $1.00
Accumulation unit value at end of period                              $1.33   $1.22   $1.25   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                               19      26      20       7
---------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (1/29/2003)
Accumulation unit value at beginning of period                        $1.85   $1.67   $1.42   $1.00
Accumulation unit value at end of period                              $2.26   $1.85   $1.67   $1.42
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
*STI Classic Variable Trust International Equity Fund liquidated on
  April 30, 2007.
---------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (1/29/2003)
Accumulation unit value at beginning of period                        $1.02   $1.02   $1.00   $1.00
Accumulation unit value at end of period                              $1.05   $1.02   $1.02   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                               15      15      14       7
*STI Classic Variable Trust Investment Grade Bond Fund liquidated on
  April 30, 2007.
---------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (1/29/2003)
Accumulation unit value at beginning of period                        $1.53   $1.43   $1.27   $1.00
Accumulation unit value at end of period                              $1.75   $1.53   $1.43   $1.27
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                        $1.45   $1.42   $1.26   $1.00
Accumulation unit value at end of period                              $1.74   $1.45   $1.42   $1.26
Number of accumulation units outstanding at end of period (000
  omitted)                                                                9      22      16       6
---------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                        $1.68   $1.50   $1.30   $1.00
Accumulation unit value at end of period                              $1.83   $1.68   $1.50   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                                2       2       2       2
---------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (1/29/2003)
Accumulation unit value at beginning of period                        $1.86   $1.70   $1.39   $1.00
Accumulation unit value at end of period                              $2.13   $1.86   $1.70   $1.39
Number of accumulation units outstanding at end of period (000
  omitted)                                                                8      10       5       2
---------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.53   $1.50   $1.30   $1.00
Accumulation unit value at end of period                              $1.75   $1.53   $1.50   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                            1,995   1,445     538      25
---------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    151

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $1.55   $1.44   $1.29   $1.00
Accumulation unit value at end of period                              $1.77   $1.55   $1.44   $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                               51      30      17       3
---------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (1/29/2003)
Accumulation unit value at beginning of period                        $2.18   $1.90   $1.42   $1.00
Accumulation unit value at end of period                              $2.96   $2.18   $1.90   $1.42
Number of accumulation units outstanding at end of period (000
  omitted)                                                                6      --      12      12
---------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                        $1.57   $1.37   $1.00      --
Accumulation unit value at end of period                              $2.13   $1.57   $1.37      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               16      17       6      --
---------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                        $1.43   $1.20   $1.00      --
Accumulation unit value at end of period                              $1.93   $1.43   $1.20      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              184     128      28      --
---------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                        $1.26   $1.15   $1.00      --
Accumulation unit value at end of period                              $1.33   $1.26   $1.15      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              615     523     221      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.11   $1.08   $1.00      --
Accumulation unit value at end of period                              $1.22   $1.11   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               15      15      16      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.09   $1.08   $1.00      --
Accumulation unit value at end of period                              $1.31   $1.09   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                              $1.30   $1.12   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              653     691     438      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.19   $1.10   $1.00      --
Accumulation unit value at end of period                              $1.41   $1.19   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               21      21      21      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.02   $1.06   $1.00      --
Accumulation unit value at end of period                              $1.15   $1.02   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               11      11      11      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.07   $1.03   $1.00      --
Accumulation unit value at end of period                              $1.07   $1.07   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            1,231   1,106     385      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.00   $0.99   $1.00      --
Accumulation unit value at end of period                              $1.03   $1.00   $0.99      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              181      56      --      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.10   $1.06   $1.00      --
Accumulation unit value at end of period                              $1.33   $1.10   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               --      --      --      --
---------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                        $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                              $1.05   $1.03   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            3,395   1,455     623      --
---------------------------------------------------------------------------------------------------




 152    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2006     2005    2004
------------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.11    $1.07   $1.00
Accumulation unit value at end of period                                  $1.23    $1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)   4,263    5,023   3,225
------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.13    $1.06   $1.00
Accumulation unit value at end of period                                  $1.18    $1.13   $1.06
Number of accumulation units outstanding at end of period (000 omitted)   2,008        3       3
------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.18    $1.10   $1.00
Accumulation unit value at end of period                                  $1.35    $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      19       19      12
------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.13    $1.07   $1.00
Accumulation unit value at end of period                                  $1.23    $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)   1,204    1,379     900
------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.08    $1.07   $1.00
Accumulation unit value at end of period                                  $1.19    $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --
------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.11    $1.08   $1.00
Accumulation unit value at end of period                                  $1.27    $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     170      126      90
------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.36    $1.19   $1.00
Accumulation unit value at end of period                                  $1.81    $1.36   $1.19
Number of accumulation units outstanding at end of period (000 omitted)  13,071    8,418   3,162
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.05    $1.05   $1.00
Accumulation unit value at end of period                                  $1.04    $1.05   $1.05
Number of accumulation units outstanding at end of period (000 omitted)  24,580   21,086   7,249
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.24    $1.12   $1.00
Accumulation unit value at end of period                                  $1.52    $1.24   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.06    $1.06   $1.00
Accumulation unit value at end of period                                  $1.01    $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)  19,124    6,266   2,495
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.12    $1.09   $1.00
Accumulation unit value at end of period                                  $1.30    $1.12   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      29       15      26
------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                            $1.00       --      --
Accumulation unit value at end of period                                  $1.06       --      --
Number of accumulation units outstanding at end of period (000 omitted)   8,585       --      --
------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                            $1.21    $1.17   $1.00
Accumulation unit value at end of period                                  $1.41    $1.21   $1.17
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --
------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.21    $1.13   $1.00
Accumulation unit value at end of period                                  $1.27    $1.21   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --
------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    153

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006     2005    2004
------------------------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.04    $1.03   $1.00
Accumulation unit value at end of period                                  $1.07    $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)   6,310    2,901   1,117
------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.05    $1.02   $1.00
Accumulation unit value at end of period                                  $1.19    $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      67       71      72
------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25    $1.14   $1.00
Accumulation unit value at end of period                                  $1.50    $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      24       26       7
------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.03    $1.03   $1.00
Accumulation unit value at end of period                                  $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)   7,281    6,140   1,507
------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.16    $1.09   $1.00
Accumulation unit value at end of period                                  $1.28    $1.16   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     791       94      57
------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.17    $1.12   $1.00
Accumulation unit value at end of period                                  $1.27    $1.17   $1.12
Number of accumulation units outstanding at end of period (000 omitted)   1,676    1,358      27
------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.04    $1.05   $1.00
Accumulation unit value at end of period                                  $1.11    $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)   4,322    3,658     885
------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.30    $1.14   $1.00
Accumulation unit value at end of period                                  $1.57    $1.30   $1.14
Number of accumulation units outstanding at end of period (000 omitted)   2,433    1,444      79
------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.06    $1.04   $1.00
Accumulation unit value at end of period                                  $1.10    $1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)   5,524    3,401   1,048
------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.24    $1.14   $1.00
Accumulation unit value at end of period                                  $1.47    $1.24   $1.14
Number of accumulation units outstanding at end of period (000 omitted)     401      390     173
------------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.05    $1.08   $1.00
Accumulation unit value at end of period                                  $1.09    $1.05   $1.08
Number of accumulation units outstanding at end of period (000 omitted)   7,283    5,441   1,507
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.27    $1.11   $1.00
Accumulation unit value at end of period                                  $1.38    $1.27   $1.11
Number of accumulation units outstanding at end of period (000 omitted)  45,962   19,309   6,485
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.06    $1.03   $1.00
Accumulation unit value at end of period                                  $1.11    $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      15       --      --
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.03    $1.03   $1.00
Accumulation unit value at end of period                                  $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)  10,450    8,474   3,024
------------------------------------------------------------------------------------------------

 154    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006     2005    2004
------------------------------------------------------------------------------------------------

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.40    $1.21   $1.00
Accumulation unit value at end of period                                  $1.55    $1.40   $1.21
Number of accumulation units outstanding at end of period (000 omitted)   6,670    2,154     194
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.28    $1.10   $1.00
Accumulation unit value at end of period                                  $1.48    $1.28   $1.10
Number of accumulation units outstanding at end of period (000 omitted)   5,282    5,025   3,210
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.12    $1.12   $1.00
Accumulation unit value at end of period                                  $1.30    $1.12   $1.12
Number of accumulation units outstanding at end of period (000 omitted)   1,382    1,066     516
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $1.50    $1.34   $1.00
Accumulation unit value at end of period                                  $1.77    $1.50   $1.34
Number of accumulation units outstanding at end of period (000 omitted)     270      252     119
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.11    $1.09   $1.00
Accumulation unit value at end of period                                  $1.27    $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      68       53      34
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.11    $1.08   $1.00
Accumulation unit value at end of period                                  $1.18    $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      98      115     111
------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.18    $1.09   $1.00
Accumulation unit value at end of period                                  $1.37    $1.18   $1.09
Number of accumulation units outstanding at end of period (000 omitted)   6,611      374     369
------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10    $1.16   $1.00
Accumulation unit value at end of period                                  $1.22    $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)  18,800    7,744   2,656
------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.20    $1.12   $1.00
Accumulation unit value at end of period                                  $1.43    $1.20   $1.12
Number of accumulation units outstanding at end of period (000 omitted)     112       57      25
------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.32    $1.19   $1.00
Accumulation unit value at end of period                                  $1.51    $1.32   $1.19
Number of accumulation units outstanding at end of period (000 omitted)  14,517    6,833   2,746
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.10    $1.07   $1.00
Accumulation unit value at end of period                                  $1.15    $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      14       34      22
------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.07    $1.04   $1.00
Accumulation unit value at end of period                                  $1.19    $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      10       11      12
------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.09    $1.09   $1.00
Accumulation unit value at end of period                                  $1.20    $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     106       69      53
------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.42    $1.24   $1.00
Accumulation unit value at end of period                                  $1.82    $1.42   $1.24
Number of accumulation units outstanding at end of period (000 omitted)      32        1       1
------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    155

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006     2005    2004
------------------------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.09    $1.06   $1.00
Accumulation unit value at end of period                                  $1.15    $1.09   $1.06
Number of accumulation units outstanding at end of period (000 omitted)  10,182    8,509   3,218
------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.29    $1.15   $1.00
Accumulation unit value at end of period                                  $1.48    $1.29   $1.15
Number of accumulation units outstanding at end of period (000 omitted)     209      177      72
------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25    $1.16   $1.00
Accumulation unit value at end of period                                  $1.41    $1.25   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      75       59      31
------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.07    $1.07   $1.00
Accumulation unit value at end of period                                  $1.13    $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)  20,731   11,203   4,674
------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.14    $1.03   $1.00
Accumulation unit value at end of period                                  $1.15    $1.14   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     142      109      57
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.26    $1.14   $1.00
Accumulation unit value at end of period                                  $1.57    $1.26   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --
------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.24    $1.18   $1.00
Accumulation unit value at end of period                                  $1.43    $1.24   $1.18
Number of accumulation units outstanding at end of period (000 omitted)   4,666       76      17
------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25    $1.14   $1.00
Accumulation unit value at end of period                                  $1.29    $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       8       --      --
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00    $0.99   $1.00
Accumulation unit value at end of period                                  $1.03    $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)   1,771      839     136
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03    $1.03   $1.00
Accumulation unit value at end of period                                  $1.06    $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)  27,709      237     220
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.29    $1.15   $1.00
Accumulation unit value at end of period                                  $1.51    $1.29   $1.15
Number of accumulation units outstanding at end of period (000 omitted)  25,297    8,506      34
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.53    $1.17   $1.00
Accumulation unit value at end of period                                  $2.01    $1.53   $1.17
Number of accumulation units outstanding at end of period (000 omitted)   7,742    4,979   2,159
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                            $1.00       --      --
Accumulation unit value at end of period                                  $1.02       --      --
Number of accumulation units outstanding at end of period (000 omitted)  19,914       --      --
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.14    $1.07   $1.00
Accumulation unit value at end of period                                  $1.24    $1.14   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      38       38      --
------------------------------------------------------------------------------------------------

 156    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006     2005    2004
------------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10    $1.08   $1.00
Accumulation unit value at end of period                                  $1.20    $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)   5,751    3,150     830
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                            $1.11    $1.09   $1.00
Accumulation unit value at end of period                                  $1.18    $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)   6,780        8       8
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.27    $1.14   $1.00
Accumulation unit value at end of period                                  $1.55    $1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       2        1      --
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09    $1.05   $1.00
Accumulation unit value at end of period                                  $1.24    $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)  11,734   14,054   9,019
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.13    $1.10   $1.00
Accumulation unit value at end of period                                  $1.32    $1.13   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      23       24      --
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.15    $1.07   $1.00
Accumulation unit value at end of period                                  $1.13    $1.15   $1.07
Number of accumulation units outstanding at end of period (000 omitted)   1,023    1,088     697
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11    $1.08   $1.00
Accumulation unit value at end of period                                  $1.25    $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     142      132      48
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.08    $1.10   $1.00
Accumulation unit value at end of period                                  $1.23    $1.08   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $0.99    $1.00   $1.00
Accumulation unit value at end of period                                  $1.01    $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)   3,802    1,781     218
------------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.19    $1.15   $1.00
Accumulation unit value at end of period                                  $1.41    $1.19   $1.15
Number of accumulation units outstanding at end of period (000 omitted)  11,121   10,647   4,456
------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST CAPITAL APPRECIATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.02    $1.05   $1.00
Accumulation unit value at end of period                                  $1.11    $1.02   $1.05
Number of accumulation units outstanding at end of period (000 omitted)       9        9       2
------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INTERNATIONAL EQUITY FUND* (4/30/2004)
Accumulation unit value at beginning of period                            $1.29    $1.16   $1.00
Accumulation unit value at end of period                                  $1.57    $1.29   $1.16
Number of accumulation units outstanding at end of period (000 omitted)       2       --      --
*STI Classic Variable Trust International Equity Fund liquidated on
  April 30, 2007.
------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST INVESTMENT GRADE BOND FUND* (4/30/2004)
Accumulation unit value at beginning of period                            $1.04    $1.03   $1.00
Accumulation unit value at end of period                                  $1.06    $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --
*STI Classic Variable Trust Investment Grade Bond Fund liquidated on
  April 30, 2007.
------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    157

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006     2005    2004
------------------------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST LARGE CAP RELATIVE VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.19    $1.11   $1.00
Accumulation unit value at end of period                                  $1.35    $1.19   $1.11
Number of accumulation units outstanding at end of period (000 omitted)       4       --      --
------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST LARGE CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.13    $1.11   $1.00
Accumulation unit value at end of period                                  $1.36    $1.13   $1.11
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --
------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST MID-CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.30    $1.16   $1.00
Accumulation unit value at end of period                                  $1.41    $1.30   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --
------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST SMALL CAP VALUE EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.30    $1.18   $1.00
Accumulation unit value at end of period                                  $1.48    $1.30   $1.18
Number of accumulation units outstanding at end of period (000 omitted)       6        4       2
------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.15    $1.13   $1.00
Accumulation unit value at end of period                                  $1.31    $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)  41,096   23,606   8,260
------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.57    $1.37   $1.00
Accumulation unit value at end of period                                  $2.12    $1.57   $1.37
Number of accumulation units outstanding at end of period (000 omitted)     573      619     292
------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                            $1.43    $1.20   $1.00
Accumulation unit value at end of period                                  $1.93    $1.43   $1.20
Number of accumulation units outstanding at end of period (000 omitted)   6,793    3,916   1,854
------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                            $1.26    $1.15   $1.00
Accumulation unit value at end of period                                  $1.33    $1.26   $1.15
Number of accumulation units outstanding at end of period (000 omitted)   6,970    5,234   2,030
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11    $1.08   $1.00
Accumulation unit value at end of period                                  $1.22    $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09    $1.08   $1.00
Accumulation unit value at end of period                                  $1.31    $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      22        5      --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11    $1.08   $1.00
Accumulation unit value at end of period                                  $1.30    $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)   1,229    1,587     971
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.19    $1.10   $1.00
Accumulation unit value at end of period                                  $1.41    $1.19   $1.10
Number of accumulation units outstanding at end of period (000 omitted)       1        1      --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.02    $1.06   $1.00
Accumulation unit value at end of period                                  $1.15    $1.02   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --       --      --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.06    $1.03   $1.00
Accumulation unit value at end of period                                  $1.07    $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)   4,839    3,400     848
------------------------------------------------------------------------------------------------

 158    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006     2005    2004
------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00    $0.99   $1.00
Accumulation unit value at end of period                                  $1.02    $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)     154       55      --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10    $1.06   $1.00
Accumulation unit value at end of period                                  $1.33    $1.10   $1.06
Number of accumulation units outstanding at end of period (000 omitted)       1        1       1
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03    $1.03   $1.00
Accumulation unit value at end of period                                  $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)   8,454    2,629     789
------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    159

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.07   $1.00
Accumulation unit value at end of period                                  $1.23   $1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)   2,383   2,864   1,579
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.10   $1.00
Accumulation unit value at end of period                                  $1.35   $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.07   $1.00
Accumulation unit value at end of period                                  $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     667     795     454
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.06   $1.00
Accumulation unit value at end of period                                  $1.18   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)       6      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.08   $1.00
Accumulation unit value at end of period                                  $1.27   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       8       8      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.36   $1.19   $1.00
Accumulation unit value at end of period                                  $1.81   $1.36   $1.19
Number of accumulation units outstanding at end of period (000 omitted)   4,386   3,051     725
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.05   $1.05   $1.00
Accumulation unit value at end of period                                  $1.04   $1.05   $1.05
Number of accumulation units outstanding at end of period (000 omitted)   8,306   7,161   1,751
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.12   $1.00
Accumulation unit value at end of period                                  $1.52   $1.24   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.06   $1.00
Accumulation unit value at end of period                                  $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)  11,674   5,066   1,252
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.12   $1.09   $1.00
Accumulation unit value at end of period                                  $1.30   $1.12   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      17       5      --
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $1.06      --      --
Number of accumulation units outstanding at end of period (000 omitted)   4,571      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                            $1.20   $1.16   $1.00
Accumulation unit value at end of period                                  $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      89      59      43
-----------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.21   $1.13   $1.00
Accumulation unit value at end of period                                  $1.27   $1.21   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.03   $1.00
Accumulation unit value at end of period                                  $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)   2,578   1,258     333
-----------------------------------------------------------------------------------------------

 160    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.05   $1.02   $1.00
Accumulation unit value at end of period                                  $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.14   $1.00
Accumulation unit value at end of period                                  $1.50   $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      27      17      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.26   $1.11   $1.00
Accumulation unit value at end of period                                  $1.38   $1.26   $1.11
Number of accumulation units outstanding at end of period (000 omitted)  16,577   7,559   1,607
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.03   $1.00
Accumulation unit value at end of period                                  $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      11      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)   7,174   6,069   1,202
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.40   $1.21   $1.00
Accumulation unit value at end of period                                  $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000 omitted)   2,597   1,049       5
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.10   $1.00
Accumulation unit value at end of period                                  $1.48   $1.28   $1.10
Number of accumulation units outstanding at end of period (000 omitted)   1,284   1,283     755
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.12   $1.12   $1.00
Accumulation unit value at end of period                                  $1.29   $1.12   $1.12
Number of accumulation units outstanding at end of period (000 omitted)     639     815     325
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.09   $1.00
Accumulation unit value at end of period                                  $1.27   $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     121     143     111
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.07   $1.00
Accumulation unit value at end of period                                  $1.18   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      11       6       6
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.09   $1.00
Accumulation unit value at end of period                                  $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of period (000 omitted)   2,957     342     240
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.16   $1.00
Accumulation unit value at end of period                                  $1.22   $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)   6,143   2,582     696
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.12   $1.00
Accumulation unit value at end of period                                  $1.43   $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)     331     477     237
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.32   $1.19   $1.00
Accumulation unit value at end of period                                  $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000 omitted)   5,189   2,566     749
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    161

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.07   $1.00
Accumulation unit value at end of period                                  $1.15   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)       6      10      --
-----------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.07   $1.04   $1.00
Accumulation unit value at end of period                                  $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)       3       6      --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.09   $1.00
Accumulation unit value at end of period                                  $1.20   $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     139     142       8
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.42   $1.24   $1.00
Accumulation unit value at end of period                                  $1.82   $1.42   $1.24
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.06   $1.00
Accumulation unit value at end of period                                  $1.15   $1.09   $1.06
Number of accumulation units outstanding at end of period (000 omitted)   4,759   4,145   1,172
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.29   $1.15   $1.00
Accumulation unit value at end of period                                  $1.48   $1.29   $1.15
Number of accumulation units outstanding at end of period (000 omitted)       4      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.16   $1.00
Accumulation unit value at end of period                                  $1.41   $1.25   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      23      11      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.07   $1.07   $1.00
Accumulation unit value at end of period                                  $1.13   $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)   8,920   5,420   1,643
-----------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.14   $1.03   $1.00
Accumulation unit value at end of period                                  $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of period (000 omitted)       1      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.14   $1.00
Accumulation unit value at end of period                                  $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       6       9      --
-----------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.18   $1.00
Accumulation unit value at end of period                                  $1.43   $1.24   $1.18
Number of accumulation units outstanding at end of period (000 omitted)   1,601      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.13   $1.00
Accumulation unit value at end of period                                  $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)     437     272     696
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.06   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)  10,809      68      73
-----------------------------------------------------------------------------------------------

 162    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.15   $1.00
Accumulation unit value at end of period                                  $1.51   $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)   9,881   4,173      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.53   $1.17   $1.00
Accumulation unit value at end of period                                  $2.01   $1.53   $1.17
Number of accumulation units outstanding at end of period (000 omitted)   2,993   1,961     549
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)   6,418      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.14   $1.07   $1.00
Accumulation unit value at end of period                                  $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.08   $1.00
Accumulation unit value at end of period                                  $1.20   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)   1,254   1,052     115
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                            $1.11   $1.09   $1.00
Accumulation unit value at end of period                                  $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)   2,750      26      36
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.27   $1.14   $1.00
Accumulation unit value at end of period                                  $1.55   $1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       4      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.05   $1.00
Accumulation unit value at end of period                                  $1.24   $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)   3,765   4,574   2,547
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.10   $1.00
Accumulation unit value at end of period                                  $1.31   $1.13   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      10      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.15   $1.07   $1.00
Accumulation unit value at end of period                                  $1.13   $1.15   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      16       5       5
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.10   $1.00
Accumulation unit value at end of period                                  $1.23   $1.08   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $0.99   $1.00   $1.00
Accumulation unit value at end of period                                  $1.01   $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)     748     423      43
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.15   $1.00
Accumulation unit value at end of period                                  $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000 omitted)   4,319   4,153   1,188
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    163

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.15   $1.13   $1.00
Accumulation unit value at end of period                                  $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)  15,482   9,543   2,210
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.57   $1.37   $1.00
Accumulation unit value at end of period                                  $2.12   $1.57   $1.37
Number of accumulation units outstanding at end of period (000 omitted)     214     233      73
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                            $1.43   $1.20   $1.00
Accumulation unit value at end of period                                  $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of period (000 omitted)   4,321   3,151     908
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                            $1.26   $1.15   $1.00
Accumulation unit value at end of period                                  $1.33   $1.26   $1.15
Number of accumulation units outstanding at end of period (000 omitted)   2,648   2,151     549
-----------------------------------------------------------------------------------------------




 164    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.07   $1.00
Accumulation unit value at end of period                                  $1.23   $1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      74      74      45
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.06   $1.00
Accumulation unit value at end of period                                  $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000 omitted)     118      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.10   $1.00
Accumulation unit value at end of period                                  $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.07   $1.00
Accumulation unit value at end of period                                  $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      20      20      12
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.06   $1.00
Accumulation unit value at end of period                                  $1.18   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.08   $1.00
Accumulation unit value at end of period                                  $1.27   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       1       1       1
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.36   $1.19   $1.00
Accumulation unit value at end of period                                  $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000 omitted)     299     244      97
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.05   $1.00
Accumulation unit value at end of period                                  $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)     638     666     312
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.12   $1.00
Accumulation unit value at end of period                                  $1.51   $1.24   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.06   $1.00
Accumulation unit value at end of period                                  $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)     341     176      40
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.12   $1.09   $1.00
Accumulation unit value at end of period                                  $1.30   $1.12   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $1.06      --      --
Number of accumulation units outstanding at end of period (000 omitted)     100      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                            $1.20   $1.16   $1.00
Accumulation unit value at end of period                                  $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.20   $1.13   $1.00
Accumulation unit value at end of period                                  $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    165

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.03   $1.00
Accumulation unit value at end of period                                  $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     132      76      23
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.05   $1.02   $1.00
Accumulation unit value at end of period                                  $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.14   $1.00
Accumulation unit value at end of period                                  $1.49   $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      35      68      36
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.16   $1.09   $1.00
Accumulation unit value at end of period                                  $1.28   $1.16   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      13      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.16   $1.12   $1.00
Accumulation unit value at end of period                                  $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)       7      13      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.05   $1.00
Accumulation unit value at end of period                                  $1.11   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)      21      41      26
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.30   $1.14   $1.00
Accumulation unit value at end of period                                  $1.56   $1.30   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       9       5      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.04   $1.00
Accumulation unit value at end of period                                  $1.10   $1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      28      29      18
-----------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.23   $1.14   $1.00
Accumulation unit value at end of period                                  $1.47   $1.23   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.05   $1.08   $1.00
Accumulation unit value at end of period                                  $1.09   $1.05   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      43      63      30
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.26   $1.11   $1.00
Accumulation unit value at end of period                                  $1.38   $1.26   $1.11
Number of accumulation units outstanding at end of period (000 omitted)     963     536     195
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.03   $1.00
Accumulation unit value at end of period                                  $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     122     111      26
-----------------------------------------------------------------------------------------------

 166    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.40   $1.21   $1.00
Accumulation unit value at end of period                                  $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000 omitted)     127      60       4
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.10   $1.00
Accumulation unit value at end of period                                  $1.48   $1.28   $1.10
Number of accumulation units outstanding at end of period (000 omitted)     150     156      96
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.12   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      33      34      29
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $1.49   $1.34   $1.00
Accumulation unit value at end of period                                  $1.77   $1.49   $1.34
Number of accumulation units outstanding at end of period (000 omitted)      42      49      35
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.09   $1.00
Accumulation unit value at end of period                                  $1.27   $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.07   $1.00
Accumulation unit value at end of period                                  $1.18   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.09   $1.00
Accumulation unit value at end of period                                  $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      65      --      --
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.16   $1.00
Accumulation unit value at end of period                                  $1.22   $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)     448     244     107
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.12   $1.00
Accumulation unit value at end of period                                  $1.43   $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.32   $1.19   $1.00
Accumulation unit value at end of period                                  $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000 omitted)     289     177      70
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.07   $1.00
Accumulation unit value at end of period                                  $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.07   $1.04   $1.00
Accumulation unit value at end of period                                  $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.09   $1.00
Accumulation unit value at end of period                                  $1.20   $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.41   $1.24   $1.00
Accumulation unit value at end of period                                  $1.82   $1.41   $1.24
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    167

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.06   $1.00
Accumulation unit value at end of period                                  $1.15   $1.09   $1.06
Number of accumulation units outstanding at end of period (000 omitted)     152     149      51
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.29   $1.15   $1.00
Accumulation unit value at end of period                                  $1.48   $1.29   $1.15
Number of accumulation units outstanding at end of period (000 omitted)       8       9       3
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.16   $1.00
Accumulation unit value at end of period                                  $1.41   $1.25   $1.16
Number of accumulation units outstanding at end of period (000 omitted)       2       2      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.07   $1.07   $1.00
Accumulation unit value at end of period                                  $1.13   $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     629     440     207
-----------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.14   $1.03   $1.00
Accumulation unit value at end of period                                  $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      14      15      15
-----------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.14   $1.00
Accumulation unit value at end of period                                  $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.18   $1.00
Accumulation unit value at end of period                                  $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of period (000 omitted)      77      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.13   $1.00
Accumulation unit value at end of period                                  $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      46      12       3
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.06   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     368      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.15   $1.00
Accumulation unit value at end of period                                  $1.51   $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)     461     217      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.53   $1.17   $1.00
Accumulation unit value at end of period                                  $2.01   $1.53   $1.17
Number of accumulation units outstanding at end of period (000 omitted)     171     143      66
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)     430      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.14   $1.07   $1.00
Accumulation unit value at end of period                                  $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------

 168    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.08   $1.00
Accumulation unit value at end of period                                  $1.20   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     389     278     141
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                            $1.11   $1.09   $1.00
Accumulation unit value at end of period                                  $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      84      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.27   $1.14   $1.00
Accumulation unit value at end of period                                  $1.55   $1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.05   $1.00
Accumulation unit value at end of period                                  $1.24   $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)     345     410     258
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.12   $1.10   $1.00
Accumulation unit value at end of period                                  $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.15   $1.06   $1.00
Accumulation unit value at end of period                                  $1.13   $1.15   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      51      57      40
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       7       8       3
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.10   $1.00
Accumulation unit value at end of period                                  $1.23   $1.08   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $0.99   $1.00   $1.00
Accumulation unit value at end of period                                  $1.01   $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)     131      58      29
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.15   $1.00
Accumulation unit value at end of period                                  $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000 omitted)     276     305     123
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.15   $1.13   $1.00
Accumulation unit value at end of period                                  $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)     817     589     206
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.57   $1.37   $1.00
Accumulation unit value at end of period                                  $2.12   $1.57   $1.37
Number of accumulation units outstanding at end of period (000 omitted)       6       5       3
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                            $1.43   $1.20   $1.00
Accumulation unit value at end of period                                  $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of period (000 omitted)     117      92      25
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                            $1.26   $1.15   $1.00
Accumulation unit value at end of period                                  $1.33   $1.26   $1.15
Number of accumulation units outstanding at end of period (000 omitted)     174     158      63
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    169

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.22   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.08   $1.00
Accumulation unit value at end of period                                  $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       6       6      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     129     148     104
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.10   $1.00
Accumulation unit value at end of period                                  $1.40   $1.19   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.01   $1.06   $1.00
Accumulation unit value at end of period                                  $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.03   $1.00
Accumulation unit value at end of period                                  $1.07   $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     208     196      88
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      61       4      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.06   $1.00
Accumulation unit value at end of period                                  $1.33   $1.10   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     818     449     243
-----------------------------------------------------------------------------------------------




 170    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.07   $1.00
Accumulation unit value at end of period                                  $1.22   $1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     151     289     111
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.06   $1.00
Accumulation unit value at end of period                                  $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000 omitted)     247      65      65
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.10   $1.00
Accumulation unit value at end of period                                  $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.07   $1.00
Accumulation unit value at end of period                                  $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      41      81      33
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.06   $1.00
Accumulation unit value at end of period                                  $1.18   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)       1       1       2
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.08   $1.00
Accumulation unit value at end of period                                  $1.26   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      96      99      85
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.36   $1.19   $1.00
Accumulation unit value at end of period                                  $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000 omitted)     867     689     225
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.05   $1.00
Accumulation unit value at end of period                                  $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)   1,875   1,656     485
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.12   $1.00
Accumulation unit value at end of period                                  $1.51   $1.24   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      13      13      13
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.06   $1.00
Accumulation unit value at end of period                                  $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)     797     377      79
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.12   $1.09   $1.00
Accumulation unit value at end of period                                  $1.30   $1.12   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $1.06      --      --
Number of accumulation units outstanding at end of period (000 omitted)     529      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                            $1.20   $1.16   $1.00
Accumulation unit value at end of period                                  $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.20   $1.13   $1.00
Accumulation unit value at end of period                                  $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    171

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.03   $1.00
Accumulation unit value at end of period                                  $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     360     223      67
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.02   $1.00
Accumulation unit value at end of period                                  $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      67      67      68
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.14   $1.00
Accumulation unit value at end of period                                  $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      22      22      16
-----------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     978     766     134
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.16   $1.09   $1.00
Accumulation unit value at end of period                                  $1.27   $1.16   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      51      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.16   $1.12   $1.00
Accumulation unit value at end of period                                  $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)     114      98      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.05   $1.00
Accumulation unit value at end of period                                  $1.11   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)     474     373      43
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.30   $1.14   $1.00
Accumulation unit value at end of period                                  $1.56   $1.30   $1.14
Number of accumulation units outstanding at end of period (000 omitted)     177     128      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.04   $1.00
Accumulation unit value at end of period                                  $1.10   $1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)     320     229      83
-----------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.23   $1.14   $1.00
Accumulation unit value at end of period                                  $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of period (000 omitted)     178     160      58
-----------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.05   $1.08   $1.00
Accumulation unit value at end of period                                  $1.09   $1.05   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     795     573     182
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.26   $1.10   $1.00
Accumulation unit value at end of period                                  $1.38   $1.26   $1.10
Number of accumulation units outstanding at end of period (000 omitted)   3,121   1,776     548
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.03   $1.00
Accumulation unit value at end of period                                  $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)       8       8       8
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     415     419     116
-----------------------------------------------------------------------------------------------

 172    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.40   $1.21   $1.00
Accumulation unit value at end of period                                  $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000 omitted)     502     278      52
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.10   $1.00
Accumulation unit value at end of period                                  $1.47   $1.28   $1.10
Number of accumulation units outstanding at end of period (000 omitted)     346     383     229
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.12   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000 omitted)     274     251     113
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $1.49   $1.34   $1.00
Accumulation unit value at end of period                                  $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of period (000 omitted)      20      26      23
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.09   $1.00
Accumulation unit value at end of period                                  $1.27   $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      24      15       9
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.07   $1.00
Accumulation unit value at end of period                                  $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.09   $1.00
Accumulation unit value at end of period                                  $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     326      15       9
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.16   $1.00
Accumulation unit value at end of period                                  $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)   1,338     638     188
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.12   $1.00
Accumulation unit value at end of period                                  $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      42      42      42
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.32   $1.19   $1.00
Accumulation unit value at end of period                                  $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000 omitted)     886     554     213
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.07   $1.00
Accumulation unit value at end of period                                  $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      13      13      13
-----------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.07   $1.04   $1.00
Accumulation unit value at end of period                                  $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      31      31      31
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.09   $1.00
Accumulation unit value at end of period                                  $1.19   $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      20      20      11
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.41   $1.24   $1.00
Accumulation unit value at end of period                                  $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of period (000 omitted)      48      48      48
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    173

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.06   $1.00
Accumulation unit value at end of period                                  $1.15   $1.09   $1.06
Number of accumulation units outstanding at end of period (000 omitted)     543     579     185
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.15   $1.00
Accumulation unit value at end of period                                  $1.48   $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      22       1       1
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.16   $1.00
Accumulation unit value at end of period                                  $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of period (000 omitted)       2       2       2
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.07   $1.07   $1.00
Accumulation unit value at end of period                                  $1.13   $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)   1,396     843     319
-----------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.14   $1.03   $1.00
Accumulation unit value at end of period                                  $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      12       8       6
-----------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.14   $1.00
Accumulation unit value at end of period                                  $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       2       2       2
-----------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.18   $1.00
Accumulation unit value at end of period                                  $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of period (000 omitted)     254      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.13   $1.00
Accumulation unit value at end of period                                  $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)     183      62      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)   1,724       5       5
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.15   $1.00
Accumulation unit value at end of period                                  $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)   1,652     799      30
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.53   $1.17   $1.00
Accumulation unit value at end of period                                  $2.01   $1.53   $1.17
Number of accumulation units outstanding at end of period (000 omitted)     488     416     152
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)   1,280      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.14   $1.07   $1.00
Accumulation unit value at end of period                                  $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------

 174    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.08   $1.00
Accumulation unit value at end of period                                  $1.20   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     540     365     130
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                            $1.11   $1.09   $1.00
Accumulation unit value at end of period                                  $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     375      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.27   $1.14   $1.00
Accumulation unit value at end of period                                  $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.05   $1.00
Accumulation unit value at end of period                                  $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)     678     910     594
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.12   $1.10   $1.00
Accumulation unit value at end of period                                  $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000 omitted)       8       8       8
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.15   $1.06   $1.00
Accumulation unit value at end of period                                  $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      94     100      77
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      13      13      13
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.10   $1.00
Accumulation unit value at end of period                                  $1.22   $1.08   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $0.99   $0.99   $1.00
Accumulation unit value at end of period                                  $1.01   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)     525     316      70
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.15   $1.00
Accumulation unit value at end of period                                  $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000 omitted)     714     818     299
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.15   $1.13   $1.00
Accumulation unit value at end of period                                  $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)   2,595   1,875     582
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.57   $1.37   $1.00
Accumulation unit value at end of period                                  $2.12   $1.57   $1.37
Number of accumulation units outstanding at end of period (000 omitted)      58      57      17
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                            $1.43   $1.20   $1.00
Accumulation unit value at end of period                                  $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of period (000 omitted)     295     225      65
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.15   $1.00
Accumulation unit value at end of period                                  $1.33   $1.25   $1.15
Number of accumulation units outstanding at end of period (000 omitted)     446     423     139
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    175

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.22   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       3      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.08   $1.00
Accumulation unit value at end of period                                  $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     166     213     138
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.10   $1.00
Accumulation unit value at end of period                                  $1.40   $1.19   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.01   $1.06   $1.00
Accumulation unit value at end of period                                  $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.03   $1.00
Accumulation unit value at end of period                                  $1.07   $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     602     467     120
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      30      64      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.06   $1.00
Accumulation unit value at end of period                                  $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     956     438     186
-----------------------------------------------------------------------------------------------




 176    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.07   $1.00
Accumulation unit value at end of period                                  $1.22   $1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     744     821     371
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.06   $1.00
Accumulation unit value at end of period                                  $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000 omitted)     126      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.10   $1.00
Accumulation unit value at end of period                                  $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.07   $1.00
Accumulation unit value at end of period                                  $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     234     243     106
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.06   $1.00
Accumulation unit value at end of period                                  $1.18   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.08   $1.00
Accumulation unit value at end of period                                  $1.26   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       1       2      19
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.36   $1.19   $1.00
Accumulation unit value at end of period                                  $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000 omitted)   1,868   1,180     367
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.05   $1.00
Accumulation unit value at end of period                                  $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)   3,815   3,013     779
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.12   $1.00
Accumulation unit value at end of period                                  $1.51   $1.24   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.06   $1.00
Accumulation unit value at end of period                                  $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)   3,076   1,002     303
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.12   $1.09   $1.00
Accumulation unit value at end of period                                  $1.29   $1.12   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $1.06      --      --
Number of accumulation units outstanding at end of period (000 omitted)   1,798      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                            $1.20   $1.16   $1.00
Accumulation unit value at end of period                                  $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of period (000 omitted)       4      --      --
-----------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.20   $1.13   $1.00
Accumulation unit value at end of period                                  $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    177

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.03   $1.00
Accumulation unit value at end of period                                  $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     881     397     133
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.02   $1.00
Accumulation unit value at end of period                                  $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)       1       1       1
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.14   $1.00
Accumulation unit value at end of period                                  $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     774     578     149
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.16   $1.09   $1.00
Accumulation unit value at end of period                                  $1.27   $1.16   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      93      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.16   $1.12   $1.00
Accumulation unit value at end of period                                  $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)     164     115      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.05   $1.00
Accumulation unit value at end of period                                  $1.11   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)     440     319      51
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.29   $1.14   $1.00
Accumulation unit value at end of period                                  $1.56   $1.29   $1.14
Number of accumulation units outstanding at end of period (000 omitted)     266     119      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.04   $1.00
Accumulation unit value at end of period                                  $1.09   $1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)     583     299      76
-----------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.23   $1.14   $1.00
Accumulation unit value at end of period                                  $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      24      24      24
-----------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.05   $1.08   $1.00
Accumulation unit value at end of period                                  $1.09   $1.05   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     755     452      80
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.26   $1.10   $1.00
Accumulation unit value at end of period                                  $1.38   $1.26   $1.10
Number of accumulation units outstanding at end of period (000 omitted)   6,881   2,677     818
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.03   $1.00
Accumulation unit value at end of period                                  $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      13      13      13
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)   2,104   1,449     257
-----------------------------------------------------------------------------------------------

 178    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.40   $1.21   $1.00
Accumulation unit value at end of period                                  $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000 omitted)   1,028     275      36
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.10   $1.00
Accumulation unit value at end of period                                  $1.47   $1.28   $1.10
Number of accumulation units outstanding at end of period (000 omitted)     854     742     388
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.12   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000 omitted)     261      59      12
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $1.49   $1.34   $1.00
Accumulation unit value at end of period                                  $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of period (000 omitted)      58      56      32
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.09   $1.00
Accumulation unit value at end of period                                  $1.26   $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      28      31      20
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.07   $1.00
Accumulation unit value at end of period                                  $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.09   $1.00
Accumulation unit value at end of period                                  $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of period (000 omitted)   1,123      31      20
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.16   $1.00
Accumulation unit value at end of period                                  $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)   3,093   1,162     295
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.12   $1.00
Accumulation unit value at end of period                                  $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      44       7      --
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.32   $1.19   $1.00
Accumulation unit value at end of period                                  $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000 omitted)   2,053     924     317
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.07   $1.00
Accumulation unit value at end of period                                  $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      11      11      --
-----------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.07   $1.04   $1.00
Accumulation unit value at end of period                                  $1.18   $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.09   $1.00
Accumulation unit value at end of period                                  $1.19   $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      30      33      41
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.41   $1.24   $1.00
Accumulation unit value at end of period                                  $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of period (000 omitted)      29      --      --
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    179

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.06   $1.00
Accumulation unit value at end of period                                  $1.14   $1.09   $1.06
Number of accumulation units outstanding at end of period (000 omitted)   1,390   1,125     320
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.15   $1.00
Accumulation unit value at end of period                                  $1.47   $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      22      14      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.16   $1.00
Accumulation unit value at end of period                                  $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.07   $1.07   $1.00
Accumulation unit value at end of period                                  $1.12   $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)   3,663   1,908     552
-----------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.14   $1.03   $1.00
Accumulation unit value at end of period                                  $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.14   $1.00
Accumulation unit value at end of period                                  $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.18   $1.00
Accumulation unit value at end of period                                  $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of period (000 omitted)     661       1       1
-----------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.13   $1.00
Accumulation unit value at end of period                                  $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of period (000 omitted)       5      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)     744     237       4
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)   5,167      31      20
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.15   $1.00
Accumulation unit value at end of period                                  $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)   3,648   1,145      12
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.53   $1.17   $1.00
Accumulation unit value at end of period                                  $2.00   $1.53   $1.17
Number of accumulation units outstanding at end of period (000 omitted)   1,208     706     264
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)   3,284      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.14   $1.07   $1.00
Accumulation unit value at end of period                                  $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------

 180    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.08   $1.00
Accumulation unit value at end of period                                  $1.19   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)   1,062     683     196
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                            $1.11   $1.09   $1.00
Accumulation unit value at end of period                                  $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)   1,168      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.27   $1.14   $1.00
Accumulation unit value at end of period                                  $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.05   $1.00
Accumulation unit value at end of period                                  $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)   1,950   2,164   1,042
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.12   $1.10   $1.00
Accumulation unit value at end of period                                  $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.15   $1.06   $1.00
Accumulation unit value at end of period                                  $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of period (000 omitted)     148     144      92
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      63       7      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.09   $1.00
Accumulation unit value at end of period                                  $1.22   $1.08   $1.09
Number of accumulation units outstanding at end of period (000 omitted)       3      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $0.99   $0.99   $1.00
Accumulation unit value at end of period                                  $1.01   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)     794     390      75
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.15   $1.00
Accumulation unit value at end of period                                  $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000 omitted)   1,608   1,538     533
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.15   $1.13   $1.00
Accumulation unit value at end of period                                  $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)   5,950   3,199     890
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.57   $1.37   $1.00
Accumulation unit value at end of period                                  $2.11   $1.57   $1.37
Number of accumulation units outstanding at end of period (000 omitted)     104      60      15
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                            $1.43   $1.20   $1.00
Accumulation unit value at end of period                                  $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of period (000 omitted)   1,154     648     213
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.15   $1.00
Accumulation unit value at end of period                                  $1.32   $1.25   $1.15
Number of accumulation units outstanding at end of period (000 omitted)   1,011     769     250
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    181

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.22   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      48      52
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.08   $1.00
Accumulation unit value at end of period                                  $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     231     270     179
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.10   $1.00
Accumulation unit value at end of period                                  $1.40   $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.01   $1.06   $1.00
Accumulation unit value at end of period                                  $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.03   $1.00
Accumulation unit value at end of period                                  $1.06   $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     624     526     154
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)     107     943      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.06   $1.00
Accumulation unit value at end of period                                  $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)   1,245     705     263
-----------------------------------------------------------------------------------------------




 182    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.07   $1.00
Accumulation unit value at end of period                                  $1.22   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     674     742     289
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.06   $1.00
Accumulation unit value at end of period                                  $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.10   $1.00
Accumulation unit value at end of period                                  $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      52      --
-----------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.07   $1.00
Accumulation unit value at end of period                                  $1.22   $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     205     254      82
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.06   $1.00
Accumulation unit value at end of period                                  $1.18   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.07   $1.00
Accumulation unit value at end of period                                  $1.26   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.36   $1.19   $1.00
Accumulation unit value at end of period                                  $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000 omitted)   1,212     863     135
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.05   $1.00
Accumulation unit value at end of period                                  $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)   2,483   2,099     349
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.23   $1.11   $1.00
Accumulation unit value at end of period                                  $1.51   $1.23   $1.11
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.06   $1.00
Accumulation unit value at end of period                                  $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)   3,077   1,353     231
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.09   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $1.06      --      --
Number of accumulation units outstanding at end of period (000 omitted)   1,248      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                            $1.20   $1.16   $1.00
Accumulation unit value at end of period                                  $1.40   $1.20   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.20   $1.13   $1.00
Accumulation unit value at end of period                                  $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    183

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.03   $1.00
Accumulation unit value at end of period                                  $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     676     333      59
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.02   $1.00
Accumulation unit value at end of period                                  $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.14   $1.00
Accumulation unit value at end of period                                  $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       3      49      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.02   $1.02   $1.00
Accumulation unit value at end of period                                  $1.04   $1.02   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.16   $1.09   $1.00
Accumulation unit value at end of period                                  $1.27   $1.16   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.16   $1.12   $1.00
Accumulation unit value at end of period                                  $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.05   $1.00
Accumulation unit value at end of period                                  $1.10   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.29   $1.14   $1.00
Accumulation unit value at end of period                                  $1.56   $1.29   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.04   $1.00
Accumulation unit value at end of period                                  $1.09   $1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.23   $1.14   $1.00
Accumulation unit value at end of period                                  $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.05   $1.08   $1.00
Accumulation unit value at end of period                                  $1.08   $1.05   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.26   $1.10   $1.00
Accumulation unit value at end of period                                  $1.38   $1.26   $1.10
Number of accumulation units outstanding at end of period (000 omitted)   4,343   2,068     279
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.03   $1.00
Accumulation unit value at end of period                                  $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)       1      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)   2,184   1,811     213
-----------------------------------------------------------------------------------------------

 184    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.40   $1.21   $1.00
Accumulation unit value at end of period                                  $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000 omitted)     631     259      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.27   $1.10   $1.00
Accumulation unit value at end of period                                  $1.47   $1.27   $1.10
Number of accumulation units outstanding at end of period (000 omitted)     340     329     142
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.12   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      99      70      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $1.49   $1.34   $1.00
Accumulation unit value at end of period                                  $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of period (000 omitted)       3       4      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.09   $1.00
Accumulation unit value at end of period                                  $1.26   $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      47      41      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.07   $1.00
Accumulation unit value at end of period                                  $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      44      --
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.09   $1.00
Accumulation unit value at end of period                                  $1.36   $1.18   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     718      84      14
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.16   $1.00
Accumulation unit value at end of period                                  $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)   1,575     749     132
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.12   $1.00
Accumulation unit value at end of period                                  $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      30      31      --
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.32   $1.19   $1.00
Accumulation unit value at end of period                                  $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000 omitted)   1,356     701     143
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.07   $1.00
Accumulation unit value at end of period                                  $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.07   $1.04   $1.00
Accumulation unit value at end of period                                  $1.18   $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.09   $1.00
Accumulation unit value at end of period                                  $1.19   $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.41   $1.24   $1.00
Accumulation unit value at end of period                                  $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of period (000 omitted)       5      --      --
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    185

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.06   $1.00
Accumulation unit value at end of period                                  $1.14   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)   1,375   1,103     192
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.15   $1.00
Accumulation unit value at end of period                                  $1.47   $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.16   $1.00
Accumulation unit value at end of period                                  $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      14      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.07   $1.07   $1.00
Accumulation unit value at end of period                                  $1.12   $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)   2,472   1,572     309
-----------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.14   $1.03   $1.00
Accumulation unit value at end of period                                  $1.14   $1.14   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.14   $1.00
Accumulation unit value at end of period                                  $1.56   $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.18   $1.00
Accumulation unit value at end of period                                  $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of period (000 omitted)     381      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.13   $1.00
Accumulation unit value at end of period                                  $1.28   $1.24   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)     752      61      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)   2,451      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.15   $1.00
Accumulation unit value at end of period                                  $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)   2,632   1,232      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.53   $1.17   $1.00
Accumulation unit value at end of period                                  $2.00   $1.53   $1.17
Number of accumulation units outstanding at end of period (000 omitted)     811     542      95
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)   1,456      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.07   $1.00
Accumulation unit value at end of period                                  $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------

 186    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.08   $1.00
Accumulation unit value at end of period                                  $1.19   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)     397     338      11
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                            $1.11   $1.09   $1.00
Accumulation unit value at end of period                                  $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)     595      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.27   $1.14   $1.00
Accumulation unit value at end of period                                  $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.05   $1.00
Accumulation unit value at end of period                                  $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)   1,090   1,237     489
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.12   $1.10   $1.00
Accumulation unit value at end of period                                  $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.15   $1.06   $1.00
Accumulation unit value at end of period                                  $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of period (000 omitted)       2       2      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.09   $1.00
Accumulation unit value at end of period                                  $1.22   $1.08   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $0.99   $0.99   $1.00
Accumulation unit value at end of period                                  $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)     176      98      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.15   $1.00
Accumulation unit value at end of period                                  $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000 omitted)   1,253   1,122     227
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.15   $1.13   $1.00
Accumulation unit value at end of period                                  $1.30   $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)   4,098   2,564     386
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.57   $1.37   $1.00
Accumulation unit value at end of period                                  $2.11   $1.57   $1.37
Number of accumulation units outstanding at end of period (000 omitted)      71      82       9
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                            $1.43   $1.20   $1.00
Accumulation unit value at end of period                                  $1.91   $1.43   $1.20
Number of accumulation units outstanding at end of period (000 omitted)   1,140     847     169
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.15   $1.00
Accumulation unit value at end of period                                  $1.32   $1.25   $1.15
Number of accumulation units outstanding at end of period (000 omitted)     777     603      98
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    187

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.21   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.08   $1.00
Accumulation unit value at end of period                                  $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)       3       3      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.10   $1.00
Accumulation unit value at end of period                                  $1.40   $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.01   $1.06   $1.00
Accumulation unit value at end of period                                  $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.02   $1.00
Accumulation unit value at end of period                                  $1.06   $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      10       9      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.00   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000 omitted)       2       2      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.06   $1.00
Accumulation unit value at end of period                                  $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      28      27      --
-----------------------------------------------------------------------------------------------




 188    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------


AIM V.I. BASIC VALUE FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.07   $1.00
Accumulation unit value at end of period                                  $1.22   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)       5       5       6
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.06   $1.00
Accumulation unit value at end of period                                  $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.10   $1.00
Accumulation unit value at end of period                                  $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.07   $1.00
Accumulation unit value at end of period                                  $1.22   $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)       1       1       1
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.06   $1.00
Accumulation unit value at end of period                                  $1.18   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.07   $1.00
Accumulation unit value at end of period                                  $1.26   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (4/30/2004)
Accumulation unit value at beginning of period                            $1.36   $1.19   $1.00
Accumulation unit value at end of period                                  $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000 omitted)      67      39       6
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.05   $1.00
Accumulation unit value at end of period                                  $1.03   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)     224     126      22
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.23   $1.11   $1.00
Accumulation unit value at end of period                                  $1.50   $1.23   $1.11
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.06   $1.00
Accumulation unit value at end of period                                  $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)     149      50      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.09   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (4/28/2006)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $1.06      --      --
Number of accumulation units outstanding at end of period (000 omitted)      70      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (4/30/2004)
Accumulation unit value at beginning of period                            $1.20   $1.16   $1.00
Accumulation unit value at end of period                                  $1.40   $1.20   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.20   $1.13   $1.00
Accumulation unit value at end of period                                  $1.26   $1.20   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    189

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.03   $1.00
Accumulation unit value at end of period                                  $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      30      12      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.02   $1.00
Accumulation unit value at end of period                                  $1.18   $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.14   $1.00
Accumulation unit value at end of period                                  $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.02   $1.02   $1.00
Accumulation unit value at end of period                                  $1.04   $1.02   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      11      10       4
-----------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.15   $1.09   $1.00
Accumulation unit value at end of period                                  $1.27   $1.15   $1.09
Number of accumulation units outstanding at end of period (000 omitted)       4      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.16   $1.12   $1.00
Accumulation unit value at end of period                                  $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000 omitted)       1       2      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.04   $1.05   $1.00
Accumulation unit value at end of period                                  $1.10   $1.04   $1.05
Number of accumulation units outstanding at end of period (000 omitted)       6       6       3
-----------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.29   $1.14   $1.00
Accumulation unit value at end of period                                  $1.55   $1.29   $1.14
Number of accumulation units outstanding at end of period (000 omitted)       2       1      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.04   $1.00
Accumulation unit value at end of period                                  $1.09   $1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)       6       5       2
-----------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.23   $1.14   $1.00
Accumulation unit value at end of period                                  $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EVERGREEN VA STRATEGIC INCOME FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.05   $1.08   $1.00
Accumulation unit value at end of period                                  $1.08   $1.05   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      11      11       3
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.26   $1.10   $1.00
Accumulation unit value at end of period                                  $1.37   $1.26   $1.10
Number of accumulation units outstanding at end of period (000 omitted)     296     101       8
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.03   $1.00
Accumulation unit value at end of period                                  $1.10   $1.06   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)     215     115      19
-----------------------------------------------------------------------------------------------

 190    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.40   $1.21   $1.00
Accumulation unit value at end of period                                  $1.53   $1.40   $1.21
Number of accumulation units outstanding at end of period (000 omitted)      39      16      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.27   $1.10   $1.00
Accumulation unit value at end of period                                  $1.47   $1.27   $1.10
Number of accumulation units outstanding at end of period (000 omitted)       5       6       5
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.12   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (4/30/2004)
(PREVIOUSLY FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                            $1.49   $1.34   $1.00
Accumulation unit value at end of period                                  $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.09   $1.00
Accumulation unit value at end of period                                  $1.26   $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.07   $1.00
Accumulation unit value at end of period                                  $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.09   $1.00
Accumulation unit value at end of period                                  $1.36   $1.18   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      16      --      --
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.16   $1.00
Accumulation unit value at end of period                                  $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      78      39       8
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.12   $1.00
Accumulation unit value at end of period                                  $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.32   $1.19   $1.00
Accumulation unit value at end of period                                  $1.49   $1.32   $1.19
Number of accumulation units outstanding at end of period (000 omitted)      65      28       3
-----------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.07   $1.00
Accumulation unit value at end of period                                  $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.07   $1.04   $1.00
Accumulation unit value at end of period                                  $1.18   $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.08   $1.00
Accumulation unit value at end of period                                  $1.19   $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (4/30/2004)
Accumulation unit value at beginning of period                            $1.41   $1.24   $1.00
Accumulation unit value at end of period                                  $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    191

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.06   $1.00
Accumulation unit value at end of period                                  $1.14   $1.08   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      87      48       8
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.15   $1.00
Accumulation unit value at end of period                                  $1.47   $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.16   $1.00
Accumulation unit value at end of period                                  $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.07   $1.07   $1.00
Accumulation unit value at end of period                                  $1.12   $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)     136      68      12
-----------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.14   $1.03   $1.00
Accumulation unit value at end of period                                  $1.14   $1.14   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.14   $1.00
Accumulation unit value at end of period                                  $1.56   $1.25   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.23   $1.18   $1.00
Accumulation unit value at end of period                                  $1.42   $1.23   $1.18
Number of accumulation units outstanding at end of period (000 omitted)      12      --      --
-----------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.24   $1.13   $1.00
Accumulation unit value at end of period                                  $1.28   $1.24   $1.13
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $0.99   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)       7       4      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      40      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.28   $1.15   $1.00
Accumulation unit value at end of period                                  $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of period (000 omitted)     181      83      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.52   $1.16   $1.00
Accumulation unit value at end of period                                  $2.00   $1.52   $1.16
Number of accumulation units outstanding at end of period (000 omitted)      46      24       3
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (5/1/2006)
Accumulation unit value at beginning of period                            $1.00      --      --
Accumulation unit value at end of period                                  $1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)      29      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.13   $1.07   $1.00
Accumulation unit value at end of period                                  $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------

 192    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

RIVERSOURCE(R) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.08   $1.00
Accumulation unit value at end of period                                  $1.19   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      55      30       4
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (6/1/2004)
Accumulation unit value at beginning of period                            $1.10   $1.09   $1.00
Accumulation unit value at end of period                                  $1.17   $1.10   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      14      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.27   $1.14   $1.00
Accumulation unit value at end of period                                  $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.05   $1.00
Accumulation unit value at end of period                                  $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of period (000 omitted)      14      21      19
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.12   $1.10   $1.00
Accumulation unit value at end of period                                  $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.15   $1.06   $1.00
Accumulation unit value at end of period                                  $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of period (000 omitted)       1       1       1
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.08   $1.00
Accumulation unit value at end of period                                  $1.24   $1.10   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SELECT VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.08   $1.09   $1.00
Accumulation unit value at end of period                                  $1.22   $1.08   $1.09
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (4/30/2004)
Accumulation unit value at beginning of period                            $0.99   $0.99   $1.00
Accumulation unit value at end of period                                  $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)       9       5      --
-----------------------------------------------------------------------------------------------
RIVERSOURCE(R) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.19   $1.15   $1.00
Accumulation unit value at end of period                                  $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      72      43       5
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.15   $1.13   $1.00
Accumulation unit value at end of period                                  $1.30   $1.15   $1.13
Number of accumulation units outstanding at end of period (000 omitted)     235     119      13
-----------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (4/30/2004)
Accumulation unit value at beginning of period                            $1.57   $1.37   $1.00
Accumulation unit value at end of period                                  $2.11   $1.57   $1.37
Number of accumulation units outstanding at end of period (000 omitted)       3       3       3
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (4/30/2004)
Accumulation unit value at beginning of period                            $1.42   $1.20   $1.00
Accumulation unit value at end of period                                  $1.91   $1.42   $1.20
Number of accumulation units outstanding at end of period (000 omitted)      61      32       3
-----------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (4/30/2004)
Accumulation unit value at beginning of period                            $1.25   $1.15   $1.00
Accumulation unit value at end of period                                  $1.32   $1.25   $1.15
Number of accumulation units outstanding at end of period (000 omitted)      56      28       4
-----------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    193

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2006    2005    2004
-----------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.21   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.09   $1.08   $1.00
Accumulation unit value at end of period                                  $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.11   $1.08   $1.00
Accumulation unit value at end of period                                  $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.18   $1.10   $1.00
Accumulation unit value at end of period                                  $1.40   $1.18   $1.10
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.01   $1.06   $1.00
Accumulation unit value at end of period                                  $1.14   $1.01   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.06   $1.02   $1.00
Accumulation unit value at end of period                                  $1.06   $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (4/30/2004)
Accumulation unit value at beginning of period                            $0.99   $0.99   $1.00
Accumulation unit value at end of period                                  $1.02   $0.99   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.10   $1.06   $1.00
Accumulation unit value at end of period                                  $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (4/30/2004)
Accumulation unit value at beginning of period                            $1.03   $1.03   $1.00
Accumulation unit value at end of period                                  $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------




 194    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 174 segregated asset subaccounts of RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), referred to in Note 1, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource Variable Annuity Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource Variable Annuity Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 174 segregated asset subaccounts of RiverSource Variable Annuity Account, referred to in Note 1, at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                        (-s- ERNEST &YOUNG LLP)

Minneapolis, Minnesota

April 24, 2007


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    195

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                   AIM VI        AIM VI        AIM VI          AIM VI           AIM VI
                                                 BASIC VAL,    CAP APPR,     CAP APPR,        CAP DEV,         CAP DEV,
DEC. 31, 2006                                      SER II        SER I         SER II           SER I           SER II


 ASSETS
Investments, at value(1),(2)                    $45,913,169   $16,424,017   $15,218,179      $2,072,844       $2,962,399
Dividends receivable                                     --            --            --              --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                            466           244        53,587              --               --
Receivable for share redemptions                    145,252        17,856        17,907           2,576            4,847
------------------------------------------------------------------------------------------------------------------------
Total assets                                     46,058,887    16,442,117    15,289,673       2,075,420        2,967,246
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   51,502        15,882        16,240           2,325            2,870
    Administrative charge                             5,556         1,968         1,643             251              353
    Contract terminations                            88,194             5            24              --            1,623
Payable for investments purchased                       466           244        53,587              --               --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   145,718        18,099        71,494           2,576            4,846
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            45,913,089    16,423,926    15,218,003       2,072,844        2,961,596
Net assets applicable to contracts in payment
  period                                                 --            --            --              --               --
Net assets applicable to seed money                      80            92           176              --              804
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $45,913,169   $16,424,018   $15,218,179      $2,072,844       $2,962,400
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             3,467,762       626,393       587,348         112,471          162,859
(2) Investments, at cost                        $37,697,335   $15,369,612   $14,364,003      $1,403,496       $2,135,315
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                   AIM VI        AIM VI        AIM VI          AIM VI           AB VPS
                                                  CORE EQ,      CORE EQ,     INTL GRO,    MID CAP CORE EQ,   BAL SHARES,
DEC. 31, 2006 (CONTINUED)                          SER I         SER II        SER I           SER II            CL B

 ASSETS
Investments, at value(1),(2)                    $36,389,391      $334,745    $2,576,727      $7,771,234       $2,273,689
Dividends receivable                                     --            --            --              --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                          3,893            --            --              18              187
Receivable for share redemptions                     41,360           344         5,611          34,703            2,358
------------------------------------------------------------------------------------------------------------------------
Total assets                                     36,434,644       335,089     2,582,338       7,805,955        2,276,234
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   35,463           304         2,589           9,852            2,096
    Administrative charge                             4,362            40           311             951              264
    Contract terminations                             1,534            --         2,711          23,901               --
Payable for investments purchased                     3,893            --            --              18              187
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    45,252           344         5,611          34,722            2,547
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            36,367,140       334,213     2,576,694       7,770,722        2,272,872
Net assets applicable to contracts in payment
  period                                             22,252            --            33              --               --
Net assets applicable to seed money                      --           532            --             511              815
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $36,389,392      $334,745    $2,576,727      $7,771,233       $2,273,687
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             1,336,862        12,389        87,554         579,078          112,670
(2) Investments, at cost                        $33,627,547      $308,826    $1,832,780      $7,516,646       $2,039,604
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 196    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                         SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                  AB VPS           AB VPS          AB VPS         AB VPS           AB VPS
                                               GLOBAL TECH,      GRO & INC,       INTL VAL,     LG CAP GRO,   U.S. GOVT/HI GR,
DEC. 31, 2006 (CONTINUED)                          CL B             CL B            CL B           CL B             CL B



 ASSETS
Investments, at value(1),(2)                    $6,040,226       $34,617,177    $132,164,141    $12,980,503      $3,525,587
Dividends receivable                                    --                --              --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                            57                59         166,020             --              --
Receivable for share redemptions                     6,724            37,117         206,594         13,889           4,397
------------------------------------------------------------------------------------------------------------------------------
Total assets                                     6,047,007        34,654,353     132,536,755     12,994,392       3,529,984
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   5,959            30,934         157,936         12,339           3,755
    Administrative charge                              720             4,121          15,567          1,550             420
    Contract terminations                               45             2,061          33,091             --             222
Payable for investments purchased                       57                59         166,020             --              --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    6,781            37,175         372,614         13,889           4,397
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            6,040,154        34,613,272     132,063,800     12,980,394       3,525,587
Net assets applicable to contracts in payment
  period                                                --             3,513         100,341             --              --
Net assets applicable to seed money                     72               393              --            109              --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $6,040,226       $34,617,178    $132,164,141    $12,980,503      $3,525,587
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              356,566         1,285,450       5,342,124        492,245         302,107
(2) Investments, at cost                        $5,900,310       $27,238,535    $ 98,292,199    $12,375,425      $3,598,857
------------------------------------------------------------------------------------------------------------------------------


                                                                         SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                   AC VP           AC VP            AC VP          AC VP            AC VP
                                                INC & GRO,    INFLATION PROT,       INTL,         ULTRA,            VAL,
DEC. 31, 2006 (CONTINUED)                          CL I            CL II            CL II          CL II            CL I

 ASSETS
Investments, at value(1),(2)                    $1,500,643      $135,724,783         $59,071   $118,724,226      $1,739,118
Dividends receivable                                    --                --              --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                            --           106,476              --        568,608              --
Receivable for share redemptions                     2,228           248,718              75        156,851           2,488
------------------------------------------------------------------------------------------------------------------------------
Total assets                                     1,502,871       136,079,977          59,146    119,449,685       1,741,606
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   1,492           167,570              70        138,000           1,722
    Administrative charge                              179            16,391               7         13,518             207
    Contract terminations                              557            64,758              --          5,332             559
Payable for investments purchased                       --           106,476              --        568,608              --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    2,228           355,195              77        725,458           2,488
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            1,500,643       135,718,678          57,549    118,724,227       1,739,003
Net assets applicable to contracts in payment
  period                                                --                --              --             --             115
Net assets applicable to seed money                     --             6,104           1,520             --              --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $1,500,643      $135,724,782         $59,069   $118,724,227      $1,739,118
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              173,887        13,464,760           5,848     11,896,215         198,984
(2) Investments, at cost                        $1,236,677      $139,296,625         $43,600   $116,516,304      $1,357,369
------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    197

STATEMENTS OF ASSETS AND LIABILITIES


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                      AC VP         BARON           COL            COL          COL
                                                       VAL,       CAP ASSET,   ASSET ALLOC,   FEDERAL SEC,   HI YIELD,
DEC. 31, 2006 (CONTINUED)                             CL II          INS          VS CL A        VS CL A      VS CL A


 ASSETS
Investments, at value(1),(2)                          $438,971    $2,747,199     $816,609      $1,750,589     $690,587
Dividends receivable                                        --            --           --              --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --            21           --              --           --
Receivable for share redemptions                           584         3,440          803           1,715          677
----------------------------------------------------------------------------------------------------------------------
Total assets                                           439,555     2,750,660      817,412       1,752,304      691,264
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                         534         3,100          706           1,506          595
    Administrative charge                                   52           339           97             209           82
    Contract terminations                                   --            --           --              --           --
Payable for investments purchased                           --            21           --              --           --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                          586         3,460          803           1,715          677
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  438,001     2,747,200      816,609       1,750,589      690,587
Net assets applicable to contracts in payment
  period                                                    --            --           --              --           --
Net assets applicable to seed money                        968            --           --              --           --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                      $438,969    $2,747,200     $816,609      $1,750,589     $690,587
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   50,283        85,053       51,619         167,041       59,947
(2) Investments, at cost                              $410,525    $1,714,670     $611,650      $1,820,388     $663,247
----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                       COL           COL            COL            COL           CS
                                                    HI YIELD,    LG CAP GRO,    SM CAP VAL,    SM CO GRO,     MID-CAP
DEC. 31, 2006 (CONTINUED)                            VS CL B       VS CL A        VS CL B        VS CL A        CORE

 ASSETS
Investments, at value(1),(2)                       $52,288,159    $1,098,004     $224,048        $244,636     $346,494
Dividends receivable                                        --            --           --              --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                           119,402            --           --              --           --
Receivable for share redemptions                        84,378         1,034          287             237          429
----------------------------------------------------------------------------------------------------------------------
Total assets                                        52,491,939     1,099,038      224,335         244,873      346,923
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      62,343           903          263             208          388
    Administrative charge                                6,071           131           24              29           41
    Contract terminations                               15,964            --           --              --           --
Payable for investments purchased                      119,402            --           --              --           --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      203,780         1,034          287             237          429
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               52,288,159     1,098,004      221,936         244,636      346,494
Net assets applicable to contracts in payment
  period                                                    --            --           --              --           --
Net assets applicable to seed money                         --            --        2,112              --           --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $52,288,159    $1,098,004     $224,048        $244,636     $346,494
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                4,534,966        40,397       10,871          19,142       25,781
(2) Investments, at cost                           $50,301,408     $ 959,237     $191,557        $132,486     $278,704
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 198    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                   DREY IP         DREY IP      DREY SOC      DREY VIF      DREY VIF
                                                MIDCAP STOCK,     TECH GRO,     RESP GRO,      APPR,       DISC STOCK,
DEC. 31, 2006 (CONTINUED)                            SERV           SERV          INIT          SERV          INIT


 ASSETS
Investments, at value(1),(2)                        $98,972      $37,934,062   $2,037,215      $825,984      $260,313
Dividends receivable                                     --               --           --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --          153,213           --            --            --
Receivable for share redemptions                        120           51,534        2,266         1,027           293
----------------------------------------------------------------------------------------------------------------------
Total assets                                         99,092       38,138,809    2,039,481       827,011       260,606
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      107           44,347        2,023           928           262
    Administrative charge                                12            4,367          244            98            31
    Contract terminations                                --            2,820           --            --            --
Payable for investments purchased                        --          153,213           --            --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       119          204,747        2,267         1,026           293
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                96,827       37,934,062    2,037,001       824,418       260,313
Net assets applicable to contracts in payment
  period                                                 --               --           --            --            --
Net assets applicable to seed money                   2,146               --          213         1,567            --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $98,973      $37,934,062   $2,037,214      $825,985      $260,313
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 5,714        4,087,722       71,607        19,518        10,192
(2) Investments, at cost                            $96,277      $34,997,442   $2,199,089      $674,554      $261,224
----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                   DREY VIF       DREY VIF        EG VA        EG VA          EG VA
                                                  INTL VAL,     SM CO STOCK,      BAL,       CORE BOND,    FUNDAMENTAL
DEC. 31, 2006 (CONTINUED)                            SERV           INIT          CL 2          CL 2      LG CAP, CL 1

 ASSETS
Investments, at value(1),(2)                       $320,052          $22,968   $2,423,895   $50,854,891    $1,915,825
Dividends receivable                                     --               --           --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --               --           --        18,270            --
Receivable for share redemptions                        438               26        2,712        65,070         1,841
----------------------------------------------------------------------------------------------------------------------
Total assets                                        320,490           22,994    2,426,607    50,938,231     1,917,666
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      400               23        2,425        55,811         1,613
    Administrative charge                                38                3          288         6,112           227
    Contract terminations                                --               --           --         3,146            --
Payable for investments purchased                        --               --           --        18,270            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       438               26        2,713        83,339         1,840
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               318,060           22,968    2,423,823    50,854,839     1,915,826
Net assets applicable to contracts in payment
  period                                                 --               --           --            --            --
Net assets applicable to seed money                   1,992               --           71            53            --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $320,052          $22,968   $2,423,894   $50,854,892    $1,915,826
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                16,438            1,075      160,205     5,085,489        97,746
(2) Investments, at cost                           $271,624          $21,091   $2,096,690   $52,090,261    $1,535,915
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    199

STATEMENTS OF ASSETS AND LIABILITIES


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    EG VA         EG VA          EG VA          EG VA           EG VA
                                                 FUNDAMENTAL       GRO,         HI INC,       INTL EQ,        INTL EQ,
DEC. 31, 2006 (CONTINUED)                       LG CAP, CL 2       CL 2          CL 2           CL 1            CL 2


 ASSETS
Investments, at value(1),(2)                     $23,638,321   $14,206,691    $28,611,518     $4,126,195     $32,561,599
Dividends receivable                                      --            --             --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                             122         2,221          7,228             --              --
Receivable for share redemptions                      27,397        20,477         41,184          3,977          53,555
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      23,665,840    14,229,389     28,659,930      4,130,172      32,615,154
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    22,420        15,345         32,082          3,486          33,883
    Administrative charge                              2,764         1,714          3,456            491           3,883
    Contract terminations                              2,212         3,419          5,646             --          15,789
Payable for investments purchased                        122         2,221          7,228             --              --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     27,518        22,699         48,412          3,977          53,555
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             23,638,130    14,206,564     28,611,462      4,126,195      32,561,443
Net assets applicable to contracts in payment
  period                                                  --            --             --             --              --
Net assets applicable to seed money                      192           126             56             --             156
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $23,638,322   $14,206,690    $28,611,518     $4,126,195     $32,561,599
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              1,210,360       921,914      2,756,408        255,018       2,019,950
(2) Investments, at cost                         $19,614,908   $11,943,595    $29,300,305     $3,212,367     $25,253,091
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    EG VA         EG VA          EG VA          EG VA           EG VA
                                                   OMEGA,         OMEGA,     SPECIAL VAL,   SPECIAL VAL,   STRATEGIC INC,
DEC. 31, 2006 (CONTINUED)                           CL 1           CL 2          CL 1           CL 2            CL 1

 ASSETS
Investments, at value(1),(2)                      $3,882,591   $35,221,186    $13,291,886    $22,370,454      $7,489,206
Dividends receivable                                      --            --             --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --         3,566             --             --              --
Receivable for share redemptions                       3,856        48,725         12,933         25,735           7,252
-------------------------------------------------------------------------------------------------------------------------
Total assets                                       3,886,447    35,273,477     13,304,819     22,396,189       7,496,458
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     3,374        38,056         11,333         21,571           6,362
    Administrative charge                                468         4,200          1,583          2,666             890
    Contract terminations                                 14         6,468             17          1,499              --
Payable for investments purchased                         --         3,566             --             --              --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      3,856        52,290         12,933         25,736           7,252
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              3,880,697    35,221,132     13,291,886     22,370,233       7,456,778
Net assets applicable to contracts in payment
  period                                               1,894            --             --             --          32,428
Net assets applicable to seed money                       --            55             --            220              --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $3,882,591   $35,221,187    $13,291,886    $22,370,453      $7,489,206
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                218,123     1,998,932        766,987      1,295,336         726,402
(2) Investments, at cost                          $3,224,595   $30,668,004    $10,658,064    $18,737,645      $7,448,618
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 200    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                       EG VA         FID VIP      FID VIP      FID VIP        FID VIP
                                                  STRATEGIC INC,      BAL,         BAL,      CONTRAFUND,    CONTRAFUND,
DEC. 31, 2006 (CONTINUED)                              CL 2          SERV CL     SERV CL 2     SERV CL       SERV CL 2


 ASSETS
Investments, at value(1),(2)                        $48,654,433      $582,113     $301,434   $20,940,926   $418,463,292
Dividends receivable                                         --            --           --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             13,677            --           --            --      1,195,178
Receivable for share redemptions                         64,343           574          368        20,309        532,857
-----------------------------------------------------------------------------------------------------------------------
Total assets                                         48,732,453       582,687      301,802    20,961,235    420,191,327
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       53,746           505          332        17,809        473,805
    Administrative charge                                 5,801            69           36         2,500         48,416
    Contract terminations                                 4,796            --           --            --         10,636
Payable for investments purchased                        13,677            --           --            --      1,195,178
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        78,020           574          368        20,309      1,728,035
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                48,654,378       582,113      301,362    20,938,203    418,463,292
Net assets applicable to contracts in payment
  period                                                     --            --           --         2,723             --
Net assets applicable to seed money                          55            --           72            --             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $48,654,433      $582,113     $301,434   $20,940,926   $418,463,292
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 4,732,922        37,435       19,498       667,334     13,451,086
(2) Investments, at cost                            $49,788,730      $494,212     $265,806   $15,203,116   $389,368,734
-----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                      FID VIP        FID VIP      FID VIP      FID VIP        FID VIP
                                                     DYN APPR,     GRO & INC,   GRO & INC,       GRO,          GRO,
DEC. 31, 2006 (CONTINUED)                            SERV CL 2       SERV CL     SERV CL 2     SERV CL       SERV CL 2

 ASSETS
Investments, at value(1),(2)                         $2,386,672    $7,228,832   $  996,461      $204,610     $6,097,421
Dividends receivable                                         --            --           --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                                 --            --        3,422            --            576
Receivable for share redemptions                          2,590         8,739        1,223           196         21,849
-----------------------------------------------------------------------------------------------------------------------
Total assets                                          2,389,262     7,237,571    1,001,106       204,806      6,119,846
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        2,303         7,812        1,105           172          5,865
    Administrative charge                                   287           864          118            24            729
    Contract terminations                                    --            63           --            --         15,255
Payable for investments purchased                            --            --        3,422            --            576
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                         2,590         8,739        4,645           196         22,425
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 2,308,708     7,228,832      996,311       204,610      6,096,710
Net assets applicable to contracts in payment
  period                                                 77,826            --           --            --             --
Net assets applicable to seed money                         138            --          150            --            711
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                     $2,386,672    $7,228,832   $  996,461      $204,610     $6,097,421
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   251,759       451,520       62,829         5,728        172,146
(2) Investments, at cost                             $1,807,133    $5,901,543   $  823,687      $233,856     $5,189,247
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    201

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                 FID VIP      FID VIP        FID VIP          FID VIP          FID VIP
                                                 HI INC,      HI INC,      INVEST GR,        MID CAP,         MID CAP,
DEC. 31, 2006 (CONTINUED)                        SERV CL     SERV CL 2      SERV CL 2         SERV CL         SERV CL 2


 ASSETS
Investments, at value(1),(2)                   $4,149,366    $2,506,378    $72,153,388      $37,792,913     $107,087,672
Dividends receivable                                   --            --             --               --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                           --            --         50,123               --          233,233
Receivable for share redemptions                    4,072         2,817        150,372           39,972          129,046
------------------------------------------------------------------------------------------------------------------------
Total assets                                    4,153,438     2,509,195     72,353,883       37,832,885      107,449,951
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  3,565         2,509         88,262           35,412          113,847
    Administrative charge                             493           301          8,600            4,522           12,503
    Contract terminations                              14             7         53,510               38            2,696
Payable for investments purchased                      --            --         50,123               --          233,233
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   4,072         2,817        200,495           39,972          362,279
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           4,131,684     2,506,318     72,153,310       37,754,302      107,087,672
Net assets applicable to contracts in payment
  period                                           17,682            --             --           38,611               --
Net assets applicable to seed money                    --            60             78               --               --
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $4,149,366    $2,506,378    $72,153,388      $37,792,913     $107,087,672
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             656,545       401,021      5,744,697        1,092,597        3,126,647
(2) Investments, at cost                       $4,124,270    $2,535,309    $71,436,825      $24,081,296     $ 89,705,208
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                 FID VIP      FID VIP     FTVIPT FRANK     FTVIPT FRANK     FTVIPT FRANK
                                                OVERSEAS,    OVERSEAS,      INC SEC,     GLOBAL REAL EST,   RISING DIVD,
DEC. 31, 2006 (CONTINUED)                        SERV CL     SERV CL 2        CL 2             CL 2             CL 2

 ASSETS
Investments, at value(1),(2)                   $1,978,949   $43,371,169    $36,223,793      $17,486,541       $  992,895
Dividends receivable                                   --            --             --               --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                           --        35,568         27,256               47           25,082
Receivable for share redemptions                    2,399        98,051        212,052           23,366            1,304
------------------------------------------------------------------------------------------------------------------------
Total assets                                    1,981,348    43,504,788     36,463,101       17,509,954        1,019,281
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  2,160        51,712         39,028           18,141            1,193
    Administrative charge                             236         5,179          4,317            2,093              112
    Contract terminations                               3        41,162        168,707            3,131               --
Payable for investments purchased                      --        35,568         27,256               47           25,082
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   2,399       133,621        239,308           23,412           26,387
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           1,978,949    43,371,167     36,173,058       17,486,232          991,921
Net assets applicable to contracts in payment
  period                                               --            --         50,670               --               --
Net assets applicable to seed money                    --            --             65              310              973
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $1,978,949   $43,371,167    $36,223,793      $17,486,542       $  992,894
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              82,940     1,826,154      2,086,624          504,226           48,316
(2) Investments, at cost                       $1,318,197   $31,791,568    $30,184,740      $12,287,634       $  847,781
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 202    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                   SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------
                                            FTVIPT FRANK   FTVIPT FRANK       FTVIPT          FTVIPT         FTVIPT
                                             SM CAP VAL,    SM MID CAP    MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
DEC. 31, 2006 (CONTINUED)                       CL 2         GRO, CL 2      SEC, CL 2       SEC, CL 2       SEC, CL 2


 ASSETS
Investments, at value(1),(2)                 $13,758,290    $24,298,436    $207,311,376     $1,995,571     $33,069,249
Dividends receivable                                  --             --              --             --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                      10            687         415,983             --           8,304
Receivable for share redemptions                  19,219         38,915         318,590          1,986          46,039
----------------------------------------------------------------------------------------------------------------------
Total assets                                  13,777,519     24,338,038     208,045,949      1,997,557      33,123,592
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                13,088         22,466         205,453          1,747          30,447
    Administrative charge                          1,642          2,908          24,178            239           3,941
    Contract terminations                          4,489         13,542          88,959             --          11,651
Payable for investments purchased                     10            687         415,983             --           8,304
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                 19,229         39,603         734,573          1,986          54,343
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         13,758,194     24,295,654     207,311,376      1,951,346      33,069,155
Net assets applicable to contracts in
  payment period                                      --          2,034              --         44,225              --
Net assets applicable to seed money                   96            747              --             --              94
----------------------------------------------------------------------------------------------------------------------
Total net assets                             $13,758,290    $24,298,435    $207,311,376     $1,995,571     $33,069,249
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            732,213      1,097,986      10,127,571        144,711       1,766,520
(2) Investments, at cost                     $ 9,763,303    $19,036,884    $158,972,109     $1,252,103     $22,578,418
----------------------------------------------------------------------------------------------------------------------


                                                                   SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------
                                               FTVIPT         FTVIPT          GS VIT          GS VIT         GS VIT
                                             TEMP GLOBAL     TEMP GRO        CAP GRO,       STRATEGIC     MID CAP VAL,
DEC. 31, 2006 (CONTINUED)                     INC, CL 2      SEC, CL 2         INST       INTL EQ, INST       INST

 ASSETS
Investments, at value(1),(2)                $124,796,622     $4,151,363      $1,032,923       $784,765    $136,205,171
Dividends receivable                                  --             --              --             --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                 443,677         27,269              --             --         387,674
Receivable for share redemptions                 161,897          5,044           1,261            957         178,842
----------------------------------------------------------------------------------------------------------------------
Total assets                                 125,402,196      4,183,676       1,034,184        785,722     136,771,687
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee               144,197          4,567           1,138            864         156,644
    Administrative charge                         14,205            477             123             93          15,817
    Contract terminations                          3,496             --              --             --           6,379
Payable for investments purchased                443,677         27,269              --             --         387,674
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                605,575         32,313           1,261            957         566,514
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                        124,764,476      4,150,910       1,032,923        784,765     136,179,261
Net assets applicable to contracts in
  payment period                                  32,145             --              --             --          25,912
Net assets applicable to seed money                   --            453              --             --              --
----------------------------------------------------------------------------------------------------------------------
Total net assets                            $124,796,621     $4,151,363      $1,032,923       $784,765    $136,205,173
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                          8,051,395        260,600          89,199         54,159       8,465,206
(2) Investments, at cost                    $118,801,253     $3,392,680      $  928,563       $571,066    $133,357,508
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    203

STATEMENTS OF ASSETS AND LIABILITIES


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                                GS VIT      JANUS ASPEN    JANUS ASPEN     JANUS ASPEN      JANUS ASPEN
                                             STRUCTD U.S.       BAL,      GLOBAL TECH,      INTL GRO,       LG CAP GRO,
DEC. 31, 2006 (CONTINUED)                      EQ, INST         INST          SERV             SERV             SERV


 ASSETS
Investments, at value(1),(2)                  $10,953,813    $7,460,553      $628,880       $5,111,860       $3,992,753
Dividends receivable                                   --            --            --               --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                    4,223            --            --               --               --
Receivable for share redemptions                   12,182        12,631           840            6,474            4,785
------------------------------------------------------------------------------------------------------------------------
Total assets                                   10,970,218     7,473,184       629,720        5,118,334        3,997,538
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 10,874         7,606           661            5,597            4,295
    Administrative charge                           1,308           913            75              606              479
    Contract terminations                              --         4,112           103              271               11
Payable for investments purchased                   4,223            --            --               --               --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  16,405        12,631           839            6,474            4,785
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          10,851,996     7,460,095       628,881        5,111,860        3,992,753
Net assets applicable to contracts in
  payment period                                  101,723           458            --               --               --
Net assets applicable to seed money                    94            --            --               --               --
------------------------------------------------------------------------------------------------------------------------
Total net assets                              $10,953,813    $7,460,553      $628,881       $5,111,860       $3,992,753
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             746,681       267,499       147,279          101,005          174,814
(2) Investments, at cost                      $ 8,626,886    $6,477,473      $778,420       $2,699,458       $4,623,033
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                              JANUS ASPEN   JANUS ASPEN        JPM            LAZARD           LAZARD
                                             MID CAP GRO,    WORLD GRO,    U.S. LG CAP     RETIRE U.S.         RETIRE
DEC. 31, 2006 (CONTINUED)                        SERV           INST         CORE EQ     STRATEGIC, SERV   INTL EQ, SERV

 ASSETS
Investments, at value(1),(2)                   $2,097,215    $2,903,352    $1,543,938         $467,114         $716,197
Dividends receivable                                   --            --            --               --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                       --         4,421            --               --               --
Receivable for share redemptions                    2,445         3,238         1,833              571              875
------------------------------------------------------------------------------------------------------------------------
Total assets                                    2,099,660     2,911,011     1,545,771          467,685          717,072
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  2,196         2,891         1,650              515              790
    Administrative charge                             250           347           183               56               85
    Contract terminations                              --            --            --               --               --
Payable for investments purchased                      --         4,421            --               --               --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   2,446         7,659         1,833              571              875
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           2,097,214     2,895,078     1,543,938          467,114          716,197
Net assets applicable to contracts in
  payment period                                       --         8,274            --               --               --
Net assets applicable to seed money                    --            --            --               --               --
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $2,097,214    $2,903,352    $1,543,938         $467,114         $716,197
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              65,151        89,416        98,340           36,323           48,099
(2) Investments, at cost                       $2,076,608    $3,261,118    $1,281,536         $336,975         $504,269
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 204    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                       MFS             MFS             MFS            MFS           MFS
                                                 INV GRO STOCK,     INV TRUST,      INV TRUST,      NEW DIS,     NEW DIS,
DEC. 31, 2006 (CONTINUED)                            SERV CL         INIT CL         SERV CL        INIT CL       SERV CL


 ASSETS
Investments, at value(1),(2)                       $5,196,153       $5,936,648      $1,061,231     $3,212,526   $5,309,770
Dividends receivable                                       --               --              --             --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                               40            3,035              --             --           --
Receivable for share redemptions                        5,513            6,554           1,124          4,006        6,105
--------------------------------------------------------------------------------------------------------------------------
Total assets                                        5,201,706        5,946,237       1,062,355      3,216,532    5,315,875
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      4,587            5,844             998          3,473        4,744
    Administrative charge                                 621              710             126            385          633
    Contract terminations                                 305               --              --            149          727
Payable for investments purchased                          40            3,035              --             --           --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       5,553            9,589           1,124          4,007        6,104
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               5,194,282        5,936,488       1,061,152      3,212,520    5,307,895
Net assets applicable to contracts in payment
  period                                                1,549               --              --              5        1,557
Net assets applicable to seed money                       322              160              79             --          319
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $5,196,153       $5,936,648      $1,061,231     $3,212,525   $5,309,771
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 498,193          273,704          49,199        184,416      309,608
(2) Investments, at cost                           $4,543,985       $4,710,481      $  822,618     $2,739,901   $4,197,628
--------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                       MFS             MFS             MFS            MFS           MFS
                                                    RESEARCH,     TOTAL RETURN,   TOTAL RETURN,    UTILITIES,   UTILITIES,
DEC. 31, 2006 (CONTINUED)                            INIT CL         INIT CL         SERV CL        INIT CL       SERV CL

 ASSETS
Investments, at value(1),(2)                       $2,617,665         $247,836     $88,339,971    $14,336,567   $5,055,353
Dividends receivable                                       --               --              --             --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --               --          28,931          3,808           55
Receivable for share redemptions                        3,184              240         123,378         18,911        8,421
--------------------------------------------------------------------------------------------------------------------------
Total assets                                        2,620,849          248,076      88,492,280     14,359,286    5,063,829
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      2,867              211          81,653         14,658        4,822
    Administrative charge                                 313               29          10,527          1,721          602
    Contract terminations                                   4               --          31,199          2,532        2,997
Payable for investments purchased                          --               --          28,931          3,808           55
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       3,184              240         152,310         22,719        8,476
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               2,617,665          247,836      88,339,590     14,336,450    5,054,561
Net assets applicable to contracts in payment
  period                                                   --               --              --             --           --
Net assets applicable to seed money                        --               --             380            117          792
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $2,617,665         $247,836     $88,339,970    $14,336,567   $5,055,353
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 145,103           11,322       4,076,602        489,804      174,262
(2) Investments, at cost                           $2,281,632         $217,374     $77,271,517    $ 9,684,186   $3,262,994
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    205

STATEMENTS OF ASSETS AND LIABILITIES


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                                                               OPPEN         OPPEN
                                                    OPCAP          OPCAP          OPCAP      CAP APPR    CAP APPR VA,
DEC. 31, 2006 (CONTINUED)                            EQ           MANAGED        SM CAP         VA           SERV


 ASSETS
Investments, at value(1),(2)                     $1,096,033      $3,589,456    $2,385,102   $3,440,780    $69,737,968
Dividends receivable                                     --              --            --           --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --              --            --           --          6,058
Receivable for share redemptions                      1,508           4,802         3,200        5,291        185,866
---------------------------------------------------------------------------------------------------------------------
Total assets                                      1,097,541       3,594,258     2,388,302    3,446,071     69,929,892
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    1,092           3,590         2,325        3,447         84,365
    Administrative charge                               131             431           279          414          8,475
    Contract terminations                               285             781           595        1,431         93,027
Payable for investments purchased                        --              --            --           --          6,058
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,508           4,802         3,199        5,292        191,925
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,095,820       3,584,917     2,385,102    3,440,779     69,737,967
Net assets applicable to contracts in payment
  period                                                213           4,539             1           --             --
Net assets applicable to seed money                      --              --            --           --             --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                 $1,096,033      $3,589,456    $2,385,103   $3,440,779    $69,737,967
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                26,423          86,535        64,918       83,050      1,697,200
(2) Investments, at cost                         $  928,261      $3,362,908    $1,725,759   $3,369,314    $61,821,952
---------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                    OPPEN          OPPEN          OPPEN        OPPEN         OPPEN
                                                 GLOBAL SEC   GLOBAL SEC VA,     HI INC     HI INC VA,      MAIN ST
DEC. 31, 2006 (CONTINUED)                            VA            SERV            VA          SERV           VA

 ASSETS
Investments, at value(1),(2)                       $348,414     $18,921,356    $1,770,394   $5,710,460       $455,784
Dividends receivable                                     --              --            --           --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --              --            --          781             --
Receivable for share redemptions                        387          98,108         3,204        5,939            511
---------------------------------------------------------------------------------------------------------------------
Total assets                                        348,801      19,019,464     1,773,598    5,717,180        456,295
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      345          18,481         1,778        5,195            456
    Administrative charge                                42           2,265           213          680             55
    Contract terminations                                --          77,363         1,213           64             --
Payable for investments purchased                        --              --            --          781             --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                       387          98,109         3,204        6,720            511
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               348,414      18,920,896     1,770,394    5,710,460        455,784
Net assets applicable to contracts in payment
  period                                                 --              --            --           --             --
Net assets applicable to seed money                      --             459            --           --             --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                   $348,414     $18,921,355    $1,770,394   $5,710,460       $455,784
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 9,470         518,535       207,064      671,819         18,393
(2) Investments, at cost                           $276,283     $14,196,922    $1,956,891   $5,482,703       $402,774
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 206    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                    OPPEN         OPPEN         OPPEN           PUT VT         PUT VT
                                                 MAIN ST SM     STRATEGIC     STRATEGIC        DIV INC,       DIV INC,
DEC. 31, 2006 (CONTINUED)                       CAP VA, SERV     BOND VA    BOND VA, SERV        CL IA          CL IB


 ASSETS
Investments, at value(1),(2)                     $10,200,266     $414,446    $172,640,435     $2,704,338     $1,979,668
Dividends receivable                                      --           --              --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             325           --         373,944             --             --
Receivable for share redemptions                      12,092          462         255,442          3,076          5,572
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      10,212,683      414,908     173,269,821      2,707,414      1,985,240
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     9,768          412         196,799          2,745          1,996
    Administrative charge                              1,214           50          20,133            329            239
    Contract terminations                              1,110           --          38,510              2          3,337
Payable for investments purchased                        325           --         373,944             --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     12,417          462         629,386          3,076          5,572
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             10,168,464      414,446     172,640,435      2,694,887      1,979,620
Net assets applicable to contracts in payment
  period                                              31,514           --              --          9,451             48
Net assets applicable to seed money                      288           --              --             --             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $10,200,266     $414,446    $172,640,435     $2,704,338     $1,979,668
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                537,422       78,792      32,329,669        304,200        225,475
(2) Investments, at cost                         $ 7,364,423     $378,717    $164,697,034     $2,920,561     $2,056,507
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                   PUT VT        PUT VT         PUT VT          PUT VT         PUT VT
                                                 GLOBAL EQ,    GRO & INC,     GRO & INC,    HLTH SCIENCES,    HI YIELD,
DEC. 31, 2006 (CONTINUED)                           CL IA         CL IA         CL IB            CL IB          CL IA

 ASSETS
Investments, at value(1),(2)                      $1,132,585   $6,888,693     $13,138,694     $3,241,607     $1,246,848
Dividends receivable                                      --           --              --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --           --              --            947             --
Receivable for share redemptions                      24,403       31,075          34,165          3,699          1,396
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       1,156,988    6,919,768      13,172,859      3,246,253      1,248,244
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     1,178        6,927          11,977          3,312          1,244
    Administrative charge                                141          831           1,569            386            149
    Contract terminations                             23,084       23,317          20,619             --              3
Payable for investments purchased                         --           --              --            947             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     24,403       31,075          34,165          4,645          1,396
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,132,391    6,888,173      13,138,574      3,241,244      1,244,504
Net assets applicable to contracts in payment
  period                                                 194          520              --             --          2,344
Net assets applicable to seed money                       --           --             120            364             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,132,585   $6,888,693     $13,138,694     $3,241,608     $1,246,848
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 82,791      233,199         447,503        238,354        159,240
(2) Investments, at cost                          $1,292,312   $5,852,917     $10,659,256     $2,641,898     $1,540,544
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    207

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                   PUT VT       PUT VT       PUT VT          PUT VT           PUT VT
                                                  HI YIELD,      INC,       INTL EQ,    INTL GRO & INC,   INTL NEW OPP,
DEC. 31, 2006 (CONTINUED)                           CL IB       CL IB        CL IB           CL IB            CL IB


 ASSETS
Investments, at value(1),(2)                     $  970,035    $264,619   $31,942,650         $13,002       $2,501,711
Dividends receivable                                     --          --            --              --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --          --         3,820              --               --
Receivable for share redemptions                      2,348         312        40,139              14            2,535
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        972,383     264,931    31,986,609          13,016        2,504,246
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      986         280        30,340              13            2,206
    Administrative charge                               118          32         3,816               1              299
    Contract terminations                             1,244          --         5,983              --               29
Payable for investments purchased                        --          --         3,820              --               --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     2,348         312        43,959              14            2,534
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               970,035     264,480    31,936,685          13,002        2,501,712
Net assets applicable to contracts in payment
  period                                                 --          --         5,375              --               --
Net assets applicable to seed money                      --         139           590              --               --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $  970,035    $264,619   $31,942,650         $13,002       $2,501,712
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               124,683      20,985     1,547,609             677          137,080
(2) Investments, at cost                         $1,100,301    $262,851   $21,438,596         $ 8,597       $1,530,053
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                   PUT VT       PUT VT       PUT VT          PUT VT           PUT VT
                                                  NEW OPP,    RESEARCH,   SM CAP VAL,        VISTA,          VOYAGER,
DEC. 31, 2006 (CONTINUED)                           CL IA       CL IB        CL IB           CL IB            CL IA

 ASSETS
Investments, at value(1),(2)                     $3,458,104    $442,171   $35,564,159     $12,138,186         $582,936
Dividends receivable                                     --          --            --              --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --          --       270,811             886               --
Receivable for share redemptions                     13,045         435        45,297          12,910            9,351
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      3,471,149     442,606    35,880,267      12,151,982          592,287
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    3,470         382        38,997          11,457              602
    Administrative charge                               416          53         3,832           1,453               72
    Contract terminations                             9,160          --         2,469              --            8,677
Payable for investments purchased                        --          --       270,811             886               --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    13,046         435       316,109          13,796            9,351
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             3,457,816     441,726    35,564,158      12,135,111          582,212
Net assets applicable to contracts in payment
  period                                                287          --            --           2,347              724
Net assets applicable to seed money                      --         445            --             728               --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $3,458,103    $442,171   $35,564,158     $12,138,186         $582,936
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               169,848      33,702     1,465,355         825,727           19,271
(2) Investments, at cost                         $3,573,841    $322,585   $33,297,256     $11,692,892         $810,789
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 208    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                  PUT VT
                                                 VOYAGER,         RVS VP           RVS VP         RVS VP         RVS VP
DEC. 31, 2006 (CONTINUED)                         CL IB             BAL          CASH MGMT       DIV BOND      DIV EQ INC


 ASSETS
Investments, at value(1),(2)                    $2,619,579       $9,713,591     $34,038,076    $188,574,173   $243,341,561
Dividends receivable                                    --               --         122,415         642,304             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            --               --          33,239       1,315,040        726,680
Receivable for share redemptions                     3,192               --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     2,622,771        9,713,591      34,193,730     190,531,517    244,068,241
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   2,665            9,765          37,023         203,880        279,700
    Administrative charge                              320            1,166           4,081          20,864         28,181
    Contract terminations                              207           30,956          93,991           7,232         16,375
Payable for investments purchased                       --               --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    3,192           41,887         135,095         231,976        324,256
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            2,619,579        9,661,294      34,002,852     190,288,490    243,666,902
Net assets applicable to contracts in payment
  period                                                --           10,334          54,766          11,051         77,083
Net assets applicable to seed money                     --               76           1,017              --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $2,619,579       $9,671,704     $34,058,635    $190,299,541   $243,743,985
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               87,116          622,156      34,050,216      18,007,887     15,722,514
(2) Investments, at cost                        $4,074,241       $9,799,404     $34,038,039    $187,668,721   $225,492,293
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                                  RVS VP
                                                  RVS VP     GLOBAL INFLATION      RVS VP         RVS VP         RVS VP
DEC. 31, 2006 (CONTINUED)                       EMER MKTS        PROT SEC           GRO       HI YIELD BOND      INC OPP

 ASSETS
Investments, at value(1),(2)                   $89,075,800     $110,660,659        $755,372     $51,473,873    $41,897,314
Dividends receivable                                    --               --              --         320,883        214,176
Accounts receivable from RiverSource Life for
  contract purchase payments                        93,359          884,526              --          59,740        368,942
Receivable for share redemptions                        --               --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                    89,169,159      111,545,185         755,372      51,854,496     42,480,432
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 107,509          119,940             782          59,901         45,981
    Administrative charge                           10,587           11,876              90           6,015          4,530
    Contract terminations                           52,903            4,362             109             545          3,328
Payable for investments purchased                       --               --              --              --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  170,999          136,178             981          66,461         53,839
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           88,998,160      111,377,957         753,495      51,788,035     42,426,593
Net assets applicable to contracts in payment
  period                                                --           31,050              --              --             --
Net assets applicable to seed money                     --               --             896              --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                               $88,998,160     $111,409,007        $754,391     $51,788,035    $42,426,593
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            5,133,842       11,340,803         100,731       7,509,760      4,060,832
(2) Investments, at cost                       $72,185,211     $112,340,082        $689,215     $50,198,777    $41,218,645
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    209

STATEMENTS OF ASSETS AND LIABILITIES



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------
                                                   RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
DEC. 31, 2006 (CONTINUED)                         INTL OPP      LG CAP EQ    LG CAP VAL   MID CAP GRO     S&P 500


 ASSETS
Investments, at value(1),(2)                     $2,444,903   $102,652,054     $152,291    $8,482,158   $21,875,233
Dividends receivable                                     --             --           --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --             61           --         1,653         3,460
Receivable for share redemptions                         --             --           --            --            --
-------------------------------------------------------------------------------------------------------------------
Total assets                                      2,444,903    102,652,115      152,291     8,483,811    21,878,693
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    2,400        119,789          177         9,735        20,044
    Administrative charge                               291         12,458           18         1,034         2,611
    Contract terminations                             2,809        175,322           --        15,805            97
Payable for investments purchased                        --             --           --            --            --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                     5,500        307,569          195        26,574        22,752
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             2,434,897    102,325,198      151,092     8,454,676    21,822,949
Net assets applicable to contracts in payment
  period                                              3,161         19,239           --         2,217        32,781
Net assets applicable to seed money                   1,345            109        1,004           344           211
-------------------------------------------------------------------------------------------------------------------
Total net assets                                 $2,439,403   $102,344,546     $152,096    $8,457,237   $21,855,941
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               185,402      4,099,410       12,456       742,818     2,281,118
(2) Investments, at cost                         $2,274,035   $ 86,791,228     $133,593    $8,525,329   $17,028,153
-------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------
                                                                                                           ROYCE
                                                   RVS VP     RVS VP SHORT     RVS VP        RVS VP      MICRO-CAP,
DEC. 31, 2006 (CONTINUED)                        SELECT VAL     DURATION     SM CAP ADV    SM CAP VAL    INVEST CL

 ASSETS
Investments, at value(1),(2)                        $35,167    $47,804,748   $4,957,288   $88,258,280    $4,760,149
Dividends receivable                                     --        145,310           --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --         15,494          639           301            --
Receivable for share redemptions                         --             --           --            --         5,988
-------------------------------------------------------------------------------------------------------------------
Total assets                                         35,167     47,965,552    4,957,927    88,258,581     4,766,137
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       40         50,316        5,120       109,370         5,217
    Administrative charge                                 4          5,661          601        10,773           567
    Contract terminations                                --            133           --       119,506           204
Payable for investments purchased                        --             --           --            --            --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                        44         56,110        5,721       239,649         5,988
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                33,744     47,836,150    4,952,123    88,018,853     4,760,149
Net assets applicable to contracts in payment
  period                                                 --         71,785           --            --            --
Net assets applicable to seed money                   1,379          1,507           83            79            --
-------------------------------------------------------------------------------------------------------------------
Total net assets                                    $35,123    $47,909,442   $4,952,206   $88,018,932    $4,760,149
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 3,092      4,718,460      380,541     5,928,268       330,566
(2) Investments, at cost                            $35,291    $48,572,774   $4,603,475   $83,224,427    $3,401,393
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 210    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      ROYCE                                                   STI CVT
                                                     SM-CAP,      STI CVT      STI CVT        STI CVT         LG CAP
DEC. 31, 2006 (CONTINUED)                           INVEST CL    CAP APPR      INTL EQ    INVEST GR BOND   RELATIVE VAL


 ASSETS
Investments, at value(1),(2)                       $3,320,958   $5,291,188   $1,358,798       $617,560       $3,883,399
Dividends receivable                                       --           --           --          1,691               --
Accounts receivable from RiverSource Life for
  contract purchase payments                               21        1,406       13,289             --           36,327
Receivable for share redemptions                        4,051        8,286        1,422          1,248            3,816
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        3,325,030    5,300,880    1,373,509        620,499        3,923,542
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      3,649        5,260        1,138            647            3,320
    Administrative charge                                 402          639          152             73              434
    Contract terminations                                  --        2,387          133            528               61
Payable for investments purchased                          21        1,406       13,289          1,691           36,327
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       4,072        9,692       14,712          2,939           40,142
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               3,320,958    5,291,017    1,358,361        610,105        3,883,332
Net assets applicable to contracts in payment
  period                                                   --           --           --             --               --
Net assets applicable to seed money                        --          171          436          7,455               68
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $3,320,958   $5,291,188   $1,358,797       $617,560       $3,883,400
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 311,243      312,903       90,707         60,843          294,643
(2) Investments, at cost                           $2,292,565   $4,937,051   $1,211,887       $621,335       $3,620,092
-----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                     STI CVT      STI CVT      STI CVT                       VANK LIT
                                                     LG CAP       MID-CAP      SM CAP        THIRD AVE       COMSTOCK,
DEC. 31, 2006 (CONTINUED)                            VAL EQ         EQ         VAL EQ           VAL            CL II

 ASSETS
Investments, at value(1),(2)                         $762,814     $249,246   $5,647,908     $5,628,514     $312,162,897
Dividends receivable                                       --           --           --             --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --          794       14,966             54          666,169
Receivable for share redemptions                        1,752          263        8,179          6,913          433,486
-----------------------------------------------------------------------------------------------------------------------
Total assets                                          764,566      250,303    5,671,053      5,635,481      313,262,552
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        787          234        5,404          6,241          366,834
    Administrative charge                                  91           29          669            672           36,492
    Contract terminations                                 874           --        2,106             --           30,160
Payable for investments purchased                          --          794       14,966             54          666,169
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1,752        1,057       23,145          6,967        1,099,655
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 762,523      248,594    5,647,908      5,628,514      312,034,155
Net assets applicable to contracts in payment
  period                                                   --           --           --             --          128,742
Net assets applicable to seed money                       291          652           --             --               --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                     $762,814     $249,246   $5,647,908     $5,628,514     $312,162,897
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  43,219       18,127      349,499        188,623       21,235,571
(2) Investments, at cost                             $536,206     $192,922   $5,882,654     $3,987,246     $280,506,818
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    211

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                 VANK LIT       VANK UIF         VANK UIF
                                                GRO & INC,   U.S. REAL EST,   U.S. REAL EST,      WANGER        WANGER
DEC. 31, 2006 (CONTINUED)                         CL II           CL I             CL II       INTL SM CAP    U.S. SM CO


 ASSETS
Investments, at value(1),(2)                    $6,594,521     $2,898,472        $6,147,602    $84,164,178   $54,124,641
Dividends receivable                                    --             --                --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                            --             --               238        186,643        38,207
Receivable for share redemptions                    11,263          4,509            15,752        145,879       101,209
------------------------------------------------------------------------------------------------------------------------
Total assets                                     6,605,784      2,902,981         6,163,592     84,496,700    54,264,057
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   6,128          2,804             7,559        100,323        66,237
    Administrative charge                              786            347               738          9,846         6,515
    Contract terminations                            4,349          1,358             7,456         35,710        28,457
Payable for investments purchased                       --             --               238        186,643        38,207
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   11,263          4,509            15,991        332,522       139,416
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            6,594,521      2,898,345         6,147,415     84,164,178    54,124,641
Net assets applicable to contracts in payment
  period                                                --             --                --             --            --
Net assets applicable to seed money                     --            127               186             --            --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $6,594,521     $2,898,472        $6,147,601    $84,164,178   $54,124,641
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              300,297         98,722           211,258      2,014,943     1,488,576
(2) Investments, at cost                        $5,187,870     $1,748,347        $4,511,163    $60,831,585   $48,070,034
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                WF ADV VT       WF ADV VT        WF ADV VT      WF ADV VT     WF ADV VT
DEC. 31, 2006 (CONTINUED)                      ASSET ALLOC   C&B LG CAP VAL       EQ INC        INTL CORE     LG CO CORE

 ASSETS
Investments, at value(1),(2)                   $29,991,566     $5,656,963       $24,590,620     $3,508,621    $2,015,326
Dividends receivable                                    --             --                --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                            --             --               259             --            --
Receivable for share redemptions                    34,426          6,738            34,080          4,124         2,273
------------------------------------------------------------------------------------------------------------------------
Total assets                                    30,025,992      5,663,701        24,624,959      3,512,745     2,017,599
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  30,127          5,691            27,107          3,588         2,030
    Administrative charge                            3,595            673             2,971            420           243
    Contract terminations                              703            373             4,003            115            --
Payable for investments purchased                       --             --               259             --            --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   34,425          6,737            34,340          4,123         2,273
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           29,875,338      5,655,885        24,590,405      3,507,752     2,014,584
Net assets applicable to contracts in payment
  period                                           115,391             76                --             --            --
Net assets applicable to seed money                    838          1,003               214            870           742
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $29,991,567     $5,656,964       $24,590,619     $3,508,622    $2,015,326
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            2,122,545        503,289         1,245,095        355,484       129,188
(2) Investments, at cost                       $27,030,169     $4,420,159       $19,160,890     $2,785,579    $1,858,935
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 212    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                         -----------------------------------------------------
                                                                                                    WF ADV VT
                                                          WF ADV VT     WF ADV VT     WF ADV VT   TOTAL RETURN
DEC. 31, 2006 (CONTINUED)                                 LG CO GRO     MONEY MKT    SM CAP GRO       BOND


 ASSETS
Investments, at value(1),(2)                             $55,371,661   $10,761,786   $6,433,827    $63,167,629
Dividends receivable                                              --        44,868           --        240,630
Accounts receivable from RiverSource Life for contract
  purchase payments                                           16,833           388           --        132,371
Receivable for share redemptions                              86,572        12,442        7,577         77,768
--------------------------------------------------------------------------------------------------------------
Total assets                                              55,475,066    10,819,484    6,441,404     63,618,398
--------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                            62,501        11,155        6,419         70,620
    Administrative charge                                      6,729         1,278          768          7,149
    Contract terminations                                     17,341            10          390             --
Payable for investments purchased                             16,833        42,531           --        357,824
--------------------------------------------------------------------------------------------------------------
Total liabilities                                            103,404        54,974        7,577        435,593
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                  55,371,413    10,712,063    6,432,924     63,181,257
Net assets applicable to contracts in payment period             118        46,282           --             --
Net assets applicable to seed money                              131         6,165          903          1,548
--------------------------------------------------------------------------------------------------------------
Total net assets                                         $55,371,662   $10,764,510   $6,433,827    $63,182,805
--------------------------------------------------------------------------------------------------------------
(1) Investment shares                                      5,773,896    10,761,786      645,967      6,445,676
(2) Investments, at cost                                 $55,216,837   $10,763,061   $6,300,344    $63,618,004
--------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    213

STATEMENTS OF OPERATIONS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                  AIM VI        AIM VI        AIM VI          AIM VI             AIM VI
                                                BASIC VAL,     CAP APPR,    CAP APPR,        CAP DEV,           CAP DEV,
YEAR ENDED DEC. 31, 2006                          SER II         SER I        SER II           SER I             SER II


 INVESTMENT INCOME
Dividend income                                 $   56,978     $   9,415       $    --         $    --           $    --
Variable account expenses                          723,432       227,341        84,114          33,123            38,615
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (666,454)     (217,926)      (84,114)        (33,123)          (38,615)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          7,659,033     3,619,065       320,941         435,052           356,711
    Cost of investments sold                     6,484,901     3,523,485       292,574         305,898           263,078
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    1,174,132        95,580        28,367         129,154            93,633
Distributions from capital gains                 1,979,983            --            --          37,041            51,850
Net change in unrealized appreciation or
  depreciation of investments                    2,437,075       882,839       608,796         158,340           272,720
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   5,591,190       978,419       637,163         324,535           418,203
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $4,924,736     $ 760,493      $553,049        $291,412          $379,588
----------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                  AIM VI        AIM VI        AIM VI          AIM VI             AB VPS
                                                 CORE EQ,      CORE EQ,     INTL GRO,    MID CAP CORE EQ,      BAL SHARES,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)             SER I       SER II(1)      SER I           SER II              CL B

 INVESTMENT INCOME
Dividend income                                  $ 195,936       $ 1,724      $ 24,324       $  55,729          $ 43,414
Variable account expenses                          352,323         2,805        36,312         141,967            24,056
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (156,387)       (1,081)      (11,988)        (86,238)           19,358
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          4,799,814        38,383       744,831       1,718,158           476,495
    Cost of investments sold                     4,785,331        39,477       592,198       1,570,008           458,156
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       14,483        (1,094)      152,633         148,150            18,339
Distributions from capital gains                        --            --            --         795,718            52,595
Net change in unrealized appreciation or
  depreciation of investments                    3,185,223        25,919       459,022        (132,941)           92,602
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   3,199,706        24,825       611,655         810,927           163,536
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $3,043,319       $23,744      $599,667       $ 724,689          $182,894
----------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                  AB VPS        AB VPS        AB VPS          AB VPS             AB VPS
                                               GLOBAL TECH,   GRO & INC,    INTL VAL,       LG CAP GRO,     U.S. GOVT/HI GR,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               CL B          CL B          CL B            CL B               CL B

 INVESTMENT INCOME
Dividend income                                 $       --    $  379,190   $ 1,181,503        $     --          $134,029
Variable account expenses                           84,737       417,826     1,650,193         180,818            52,499
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (84,737)      (38,636)     (468,690)       (180,818)           81,530
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          1,216,744     4,079,404     6,356,928       2,159,529           563,873
    Cost of investments sold                     1,362,661     3,461,007     4,982,785       2,175,159           581,680
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (145,917)      618,397     1,374,143         (15,630)          (17,807)
Distributions from capital gains                        --     1,702,536     1,679,423              --                --
Net change in unrealized appreciation or
  depreciation of investments                      605,996     2,447,664    25,134,708        (150,042)            5,037
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     460,079     4,768,597    28,188,274        (165,672)          (12,770)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  375,342    $4,729,961   $27,719,584      $ (346,490)         $ 68,760
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 214    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                      AC VP        AC VP          AC VP          AC VP         AC VP
                                                   INC & GRO,    INFLATION        INTL,         ULTRA,         VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CL I      PROT, CL II       CL II          CL II         CL I


 INVESTMENT INCOME
Dividend income                                      $ 32,830   $ 4,872,067        $ 497        $      --    $ 26,744
Variable account expenses                              22,884     2,364,503          726        1,234,199      25,346
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         9,946     2,507,564         (229)      (1,234,199)      1,398
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               638,799    21,060,347          841        1,318,035     602,998
    Cost of investments sold                          587,200    21,531,873          657        1,321,239     512,491
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       51,599      (471,526)         184           (3,204)     90,507
Distributions from capital gains                           --            --           --               --     168,703
Net change in unrealized appreciation or
  depreciation of investments                         161,642    (1,848,542)       9,590          (21,287)     16,508
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        213,241    (2,320,068)       9,774          (24,491)    275,718
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $ 223,187    $  187,496       $9,545      $(1,258,690)   $277,116
----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                      AC VP        BARON           COL            COL           COL
                                                      VAL,       CAP ASSET,   ASSET ALLOC,   FEDERAL SEC,    HI YIELD,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                CL II         INS          VS CL A        VS CL A     VS CL A(1)

 INVESTMENT INCOME
Dividend income                                       $ 3,411      $     --     $ 20,330         $ 98,233     $16,654
Variable account expenses                               5,669        43,115       10,232           21,596       5,407
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (2,258)      (43,115)      10,098           76,637      11,247
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                42,311       473,840      112,274          161,762      18,050
    Cost of investments sold                           41,601       314,318       85,795          166,918      17,987
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          710       159,522       26,479           (5,156)         63
Distributions from capital gains                       24,195            --       44,256               --       5,664
Net change in unrealized appreciation or
  depreciation of investments                          30,768       246,700       (1,691)         (30,600)     27,340
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         55,673       406,222       69,044          (35,756)     33,067
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $53,415      $363,107     $ 79,142         $ 40,881     $44,314
----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                       COL          COL            COL            COL           CS
                                                    HI YIELD,   LG CAP GRO,    SM CAP VAL,    SM CO GRO,      MID-CAP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)             VS CL B(1)     VS CL A        VS CL B        VS CL A        CORE

 INVESTMENT INCOME
Dividend income                                    $  998,885       $ 3,864       $  501           $   --      $   --
Variable account expenses                             447,003        13,013        2,701            3,091       5,475
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       551,882        (9,149)      (2,200)          (3,091)     (5,475)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             1,263,979       181,064       29,581           39,297      37,844
    Cost of investments sold                        1,253,943       173,491       25,356           20,855      30,393
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       10,036         7,573        4,225           18,442       7,451
Distributions from capital gains                      347,718            --        3,903               --          --
Net change in unrealized appreciation or
  depreciation of investments                       1,986,751        90,284       18,193           13,071        (478)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      2,344,505        97,857       26,321           31,513       6,973
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $2,896,387      $ 88,708      $24,121          $28,422     $ 1,498
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    215

STATEMENTS OF OPERATIONS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------
                                                   DREY IP         DREY IP      DREY SOC     DREY VIF      DREY VIF
                                                MIDCAP STOCK,     TECH GRO      RESP GRO,      APPR,      DISC STOCK,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 SERV           SERV          INIT         SERV          INIT


 INVESTMENT INCOME
Dividend income                                      $   224       $     --      $  2,262     $ 10,112       $ 2,059
Variable account expenses                              1,731        441,670        28,986       11,974         3,539
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (1,507)      (441,670)      (26,724)      (1,862)       (1,480)
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               48,794        838,244       387,551       34,021        46,639
    Cost of investments sold                          50,084        774,989       437,383       31,552        51,923
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (1,290)        63,255       (49,832)       2,469        (5,284)
Distributions from capital gains                      20,154             --            --           --            --
Net change in unrealized appreciation or
  depreciation of investments                        (11,585)     1,535,331       226,604      103,669        40,444
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         7,279      1,598,586       176,772      106,138        35,160
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $  5,772     $1,156,916      $150,048     $104,276       $33,680
---------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------
                                                   DREY VIF       DREY VIF        EG VA        EG VA         EG VA
                                                  INTL VAL,     SM CO STOCK,      BAL,      CORE BOND,    FUNDAMENTAL
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 SERV           INIT          CL 2         CL 2      LG CAP, CL 1

 INVESTMENT INCOME
Dividend income                                     $  4,010          $  --      $ 49,351   $2,206,891      $ 23,044
Variable account expenses                              5,816            275        33,198      788,922        22,269
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (1,806)          (275)       16,153    1,417,969           775
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              983,600            332       303,954    8,019,619       316,059
    Cost of investments sold                         994,964            305       276,794    8,050,654       261,424
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (11,364)            27        27,160      (31,035)       54,635
Distributions from capital gains                      25,135          1,919            --           --        30,100
Net change in unrealized appreciation or
  depreciation of investments                         22,070            124       136,520      (88,346)      111,679
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        35,841          2,070       163,680     (119,381)      196,414
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $ 34,035         $1,795      $179,833   $1,298,588      $197,189
---------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------
                                                    EG VA           EG VA         EG VA        EG VA         EG VA
                                                 FUNDAMENTAL        GRO,         HI INC,     INTL EQ,      INTL EQ,
YEAR ENDED DEC. 31, 2006 (CONTINUED)             LG CAP, CL 2       CL 2          CL 2         CL 1          CL 2

 INVESTMENT INCOME
Dividend income                                    $ 224,009       $     --    $1,940,271     $138,952    $1,043,298
Variable account expenses                            273,454        218,843       449,574       42,942       425,156
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (49,445)      (218,843)    1,490,697       96,010       618,142
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            2,261,336      2,505,272     5,282,925      303,252     3,992,304
    Cost of investments sold                       1,901,725      2,154,728     5,276,737      230,327     3,264,026
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        359,611        350,544         6,188       72,925       728,278
Distributions from capital gains                     365,237        656,814            --      193,111     1,546,469
Net change in unrealized appreciation or
  depreciation of investments                      1,432,164        382,746       455,374      324,466     2,565,268
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     2,157,012      1,390,104       461,562      590,502     4,840,015
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $2,107,567     $1,171,261    $1,952,259     $686,512    $5,458,157
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 216    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                     EG VA          EG VA         EG VA          EG VA           EG VA
                                                    OMEGA,         OMEGA,     SPECIAL VAL,   SPECIAL VAL,   STRATEGIC INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 CL 1           CL 2          CL 1           CL 2            CL 1


 INVESTMENT INCOME
Dividend income                                      $    --      $      --     $  96,311     $  106,388       $  259,198
Variable account expenses                             50,571        494,860       152,827        289,736           85,245
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (50,571)      (494,860)      (56,516)      (183,348)         173,953
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              706,631      3,046,021     1,191,968      2,332,271        1,003,402
    Cost of investments sold                         616,547      2,734,449       903,740      1,872,890          999,201
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         90,084        311,572       288,228        459,381            4,201
Distributions from capital gains                          --             --     1,467,151      2,495,532               --
Net change in unrealized appreciation or
  depreciation of investments                        135,832      1,502,646       544,092        970,169          146,394
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       225,916      1,814,218     2,299,471      3,925,082          150,595
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $175,345     $1,319,358    $2,242,955     $3,741,734        $ 324,548
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                     EG VA         FID VIP       FID VIP        FID VIP         FID VIP
                                                STRATEGIC INC,      BAL,          BAL,        CONTRAFUND,     CONTRAFUND,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 CL 2          SERV CL      SERV CL 2       SERV CL        SERV CL 2

 INVESTMENT INCOME
Dividend income                                   $1,562,431        $10,707       $ 5,302     $  226,158      $ 3,240,451
Variable account expenses                            720,594          7,014         4,779        249,439        4,670,611
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      841,837          3,693           523        (23,281)      (1,430,160)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            4,216,393         31,017        56,510      2,249,598        7,555,371
    Cost of investments sold                       4,338,818         27,924        51,445      1,526,309        6,211,373
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (122,425)         3,093         5,065        723,289        1,343,998
Distributions from capital gains                          --         18,524         9,746      1,675,806       31,494,797
Net change in unrealized appreciation or
  depreciation of investments                      1,158,921         29,588        12,942       (404,998)      (2,450,871)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     1,036,496         51,205        27,753      1,994,097       30,387,924
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $1,878,333        $54,898       $28,276     $1,970,816      $28,957,764
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                    FID VIP        FID VIP       FID VIP        FID VIP         FID VIP
                                                   DYN APPR,     GRO & INC,    GRO & INC,        GRO,            GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               SERV CL 2       SERV CL      SERV CL 2       SERV CL        SERV CL 2

 INVESTMENT INCOME
Dividend income                                     $  5,419     $   59,774      $  6,940        $   613         $  9,155
Variable account expenses                             27,712        109,572        15,338          2,577           78,826
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (22,293)       (49,798)       (8,398)        (1,964)         (69,671)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              218,684      1,287,270       112,432         47,274          528,720
    Cost of investments sold                         164,613      1,125,909        98,156         55,149          460,807
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         54,071        161,361        14,276         (7,875)          67,913
Distributions from capital gains                      64,042        186,181        25,116             --               --
Net change in unrealized appreciation or
  depreciation of investments                        154,388        471,225        73,050         21,215          293,786
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       272,501        818,767       112,442         13,340          361,699
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $250,208     $  768,969      $104,044        $11,376         $292,028
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    217

STATEMENTS OF OPERATIONS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                               FID VIP        FID VIP        FID VIP           FID VIP          FID VIP
                                               HI INC,        HI INC,       INVEST GR,        MID CAP,         MID CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)           SERV CL       SERV CL 2      SERV CL 2          SERV CL         SERV CL 2


 INVESTMENT INCOME
Dividend income                                $307,455       $186,722      $2,104,502        $  104,860       $  122,055
Variable account expenses                        46,958         30,472       1,142,939           525,813        1,249,380
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 260,497        156,250         961,563          (420,953)      (1,127,325)

-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         378,087        470,097       9,926,186         6,702,112        5,661,438
    Cost of investments sold                    368,736        467,256       9,985,699         4,367,318        4,446,468
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     9,351          2,841         (59,513)        2,334,794        1,214,970
Distributions from capital gains                     --             --         132,082         4,734,005        8,138,260
Net change in unrealized appreciation or
  depreciation of investments                    92,543         43,475         798,609        (2,602,862)         (92,267)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  101,894         46,316         871,178         4,465,937        9,260,963
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $362,391       $202,566      $1,832,741       $ 4,044,984      $ 8,133,638
-------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                               FID VIP        FID VIP      FTVIPT FRANK     FTVIPT FRANK     FTVIPT FRANK
                                              OVERSEAS,      OVERSEAS,       INC SEC,     GLOBAL REAL EST,   RISING DIVD,
YEAR ENDED DEC. 31, 2006 (CONTINUED)           SERV CL       SERV CL 2         CL 2             CL 2             CL 2

 INVESTMENT INCOME
Dividend income                                $ 14,285     $  257,024      $1,163,263        $  323,909         $  8,712
Variable account expenses                        28,198        636,198         493,251           239,411           14,143
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (13,913)      (379,174)        670,012            84,498           (5,431)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         329,848      6,575,559       5,557,265         3,388,525          103,367
    Cost of investments sold                    240,180      5,186,866       4,868,648         2,482,792           92,317
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    89,668      1,388,693         688,617           905,733           11,050
Distributions from capital gains                 11,120        222,754         155,601         1,257,973            4,124
Net change in unrealized appreciation or
  depreciation of investments                   193,054      4,605,197       3,498,459           608,282          104,734
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  293,842      6,216,644       4,342,677         2,771,988          119,908
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $279,929     $5,837,470      $5,012,689        $2,856,486         $114,477
-------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                            FTVIPT FRANK   FTVIPT FRANK       FTVIPT           FTVIPT           FTVIPT
                                             SM CAP VAL,    SM MID CAP    MUTUAL SHARES     TEMP DEV MKTS      TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)            CL 2         GRO, CL 2      SEC, CL 2         SEC, CL 2        SEC, CL 2

 INVESTMENT INCOME
Dividend income                              $   84,975      $      --     $ 2,010,179          $ 23,087       $  378,792
Variable account expenses                       180,708        329,532       2,261,260            24,270          400,035
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (95,733)      (329,532)       (251,081)           (1,183)         (21,243)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       1,974,932      4,201,276      13,012,147           712,994        3,600,264
    Cost of investments sold                  1,447,464      3,439,874       9,965,510           494,479        2,670,862
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   527,468        761,402       3,046,637           218,515          929,402
Distributions from capital gains                475,497             --       5,119,404                --               --
Net change in unrealized appreciation or
  depreciation of investments                   964,777      1,312,984      18,448,532           201,250        4,593,335
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                1,967,742      2,074,386      26,614,573           419,765        5,522,737
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $1,872,009     $1,744,854     $26,363,492          $418,582       $5,501,494
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 218    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                                FTVIPT         FTVIPT        GS VIT           GS VIT           GS VIT
                                              TEMP GLOBAL     TEMP GRO      CAP GRO,        STRATEGIC       MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)           INC, CL 2     SEC, CL 2        INST        INTL EQ, INST         INST


 INVESTMENT INCOME
Dividend income                               $2,056,768       $ 41,456     $  1,277          $ 11,835      $ 1,211,007
Variable account expenses                      1,252,664         51,551       17,030            12,503        1,546,681
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  804,104        (10,095)     (15,753)             (668)        (335,674)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        2,150,068        345,630      292,913           354,032        4,056,398
    Cost of investments sold                   2,123,381        306,932      279,075           276,532        3,591,635
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     26,687         38,698       13,838            77,500          464,763
Distributions from capital gains                      --        115,494           --                --       13,341,120
Net change in unrealized appreciation or
  depreciation of investments                  7,053,189        449,317       72,902            68,412          243,692
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 7,079,876        603,509       86,740           145,912       14,049,575
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $7,883,980       $593,414     $ 70,987          $145,244      $13,713,901
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                                GS VIT      JANUS ASPEN    JANUS ASPEN     JANUS ASPEN      JANUS ASPEN
                                             STRUCTD U.S.       BAL,      GLOBAL TECH,      INTL GRO,       LG CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)           EQ, INST         INST          SERV             SERV             SERV

 INVESTMENT INCOME
Dividend income                                $ 113,468     $  170,786     $     --         $  79,460        $  11,242
Variable account expenses                        147,432        119,570        9,984            67,068           61,605
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (33,964)        51,216       (9,984)           12,392          (50,363)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        1,886,289      2,815,462      285,528           953,515          804,405
    Cost of investments sold                   1,567,266      2,556,311      372,862           558,159        1,014,590
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    319,023        259,151      (87,334)          395,356         (210,185)
Distributions from capital gains                      --             --           --                --               --
Net change in unrealized appreciation or
  depreciation of investments                    847,379        407,317      139,507         1,153,164          623,996
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 1,166,402        666,468       52,173         1,548,520          413,811
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $1,132,438     $  717,684     $ 42,189        $1,560,912        $ 363,448
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------
                                              JANUS ASPEN   JANUS ASPEN        JPM            LAZARD           LAZARD
                                             MID CAP GRO,    WORLD GRO,    U.S. LG CAP     RETIRE U.S.         RETIRE
YEAR ENDED DEC. 31, 2006 (CONTINUED)             SERV           INST         CORE EQ     STRATEGIC, SERV   INTL EQ, SERV

 INVESTMENT INCOME
Dividend income                                  $    --      $  51,294     $ 16,286           $ 3,009         $  6,861
Variable account expenses                         32,228         43,286       23,626             6,985           10,510
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (32,228)         8,008       (7,340)           (3,976)          (3,649)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          422,326      1,073,489      487,444            92,582          141,729
    Cost of investments sold                     463,112      1,342,632      453,626            73,661           98,439
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (40,786)      (269,143)      33,818            18,921           43,290
Distributions from capital gains                      --             --           --                --           28,548
Net change in unrealized appreciation or
  depreciation of investments                    306,710        716,323      182,930            51,946           56,164
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   265,924        447,180      216,748            70,867          128,002
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $233,696      $ 455,188     $209,408           $66,891         $124,353
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    219

STATEMENTS OF OPERATIONS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                      MFS             MFS             MFS            MFS           MFS
                                                INV GRO STOCK,     INV TRUST,      INV TRUST,     NEW DIS,      NEW DIS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                SERV CL         INIT CL         SERV CL        INIT CL       SERV CL


 INVESTMENT INCOME
Dividend income                                    $     --        $   31,001        $  2,556      $     --       $     --
Variable account expenses                            63,784            85,035          13,365        47,780         66,036
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (63,784)          (54,034)        (10,809)      (47,780)       (66,036)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             850,387         1,330,761          75,562       555,180        591,846
    Cost of investments sold                        779,109         1,151,354          64,389       498,291        491,559
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        71,278           179,407          11,173        56,889        100,287
Distributions from capital gains                         --                --              --        56,333         92,690
Net change in unrealized appreciation or
  depreciation of investments                       282,863           507,526         106,538       285,021        444,882
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      354,141           686,933         117,711       398,243        637,859
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $290,357        $  632,899        $106,902      $350,463       $571,823
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                      MFS             MFS             MFS            MFS           MFS
                                                   RESEARCH,     TOTAL RETURN,   TOTAL RETURN,   UTILITIES,    UTILITIES,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                INIT CL         INIT CL         SERV CL        INIT CL       SERV CL

 INVESTMENT INCOME
Dividend income                                    $ 14,559           $ 5,547      $1,791,151    $  261,838      $  78,780
Variable account expenses                            41,995             2,832       1,111,379       188,592         59,180
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (27,436)            2,715         679,772        73,246         19,600
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             690,498            15,940       9,906,853     2,683,176        849,919
    Cost of investments sold                        657,590            14,389       9,052,584     2,041,177        595,761
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        32,908             1,551         854,269       641,999        254,158
Distributions from capital gains                         --             7,434       2,625,395       497,244        160,556
Net change in unrealized appreciation or
  depreciation of investments                       207,750            11,715       4,090,127     2,203,517        693,724
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      240,658            20,700       7,569,791     3,342,760      1,108,438
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $213,222           $23,415      $8,249,563    $3,416,006     $1,128,038
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                                                                    OPPEN         OPPEN
                                                     OPCAP           OPCAP           OPCAP        CAP APPR    CAP APPR VA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  EQ            MANAGED          SM CAP          VA           SERV

 INVESTMENT INCOME
Dividend income                                    $  5,856        $   77,695        $     --    $   16,059    $   121,234
Variable account expenses                            16,700            56,693          35,054        55,422      1,159,447
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (10,844)           21,002         (35,054)      (39,363)    (1,038,213)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             384,730         1,365,298         816,793     1,385,038     11,692,340
    Cost of investments sold                        353,801         1,341,315         640,072     1,429,212     10,609,728
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        30,929            23,983         176,721       (44,174)     1,082,612
Distributions from capital gains                     75,935           480,290         147,215            --             --
Net change in unrealized appreciation or
  depreciation of investments                        52,184          (220,903)        204,762       309,834      3,781,527
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      159,048           283,370         528,698       265,660      4,864,139
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $148,204        $  304,372        $493,644    $  226,297    $ 3,825,926
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 220    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                    OPPEN         OPPEN         OPPEN            OPPEN         OPPEN
                                                 GLOBAL SEC    GLOBAL SEC       HI INC          HI INC        MAIN ST
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 VA         VA, SERV          VA             SERV            VA


 INVESTMENT INCOME
Dividend income                                     $ 3,183    $  136,903     $  177,140        $399,928       $ 4,544
Variable account expenses                             4,550       234,191         29,808          71,923         6,029
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (1,367)      (97,288)       147,332         328,005        (1,485)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              26,080     2,487,594        935,476         757,277        79,098
    Cost of investments sold                         22,650     1,979,923      1,081,535         756,895        76,564
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         3,430       507,671       (146,059)            382         2,534
Distributions from capital gains                     16,627       847,994             --              --            --
Net change in unrealized appreciation or
  depreciation of investments                        30,138     1,248,114        152,600          89,426        55,344
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       50,195     2,603,779          6,541          89,808        57,878
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $48,828    $2,506,491     $  153,873        $417,813      $ 56,393
----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                    OPPEN         OPPEN         OPPEN           PUT VT         PUT VT
                                                 MAIN ST SM     STRATEGIC     STRATEGIC        DIV INC,       DIV INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)            CAP VA, SERV     BOND VA    BOND VA, SERV        CL IA         CL IB

 INVESTMENT INCOME
Dividend income                                  $    2,330       $16,335     $4,442,361      $  201,089      $140,495
Variable account expenses                           136,447         5,571      2,121,500          44,051        32,502
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (134,117)       10,764      2,320,861         157,038       107,993
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           1,414,665        34,237      5,137,106       1,280,320       910,630
    Cost of investments sold                      1,060,566        31,908      5,044,960       1,425,186       968,252
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       354,099         2,329         92,146        (144,866)      (57,622)
Distributions from capital gains                    294,098            --             --              --            --
Net change in unrealized appreciation or
  depreciation of investments                       684,192        10,921      5,531,269         134,637        52,802
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    1,332,389        13,250      5,623,415         (10,229)       (4,820)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $1,198,272       $24,014     $7,944,276      $  146,809      $103,173
----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                   PUT VT        PUT VT         PUT VT          PUT VT         PUT VT
                                                 GLOBAL EQ,    GRO & INC,     GRO & INC,    HLTH SCIENCES,   HI YIELD,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                CL IA         CL IA         CL IB            CL IB         CL IA

 INVESTMENT INCOME
Dividend income                                   $   7,524    $  327,873     $  201,190        $  9,421     $ 112,689
Variable account expenses                            17,526       104,288        167,443          45,419        18,954
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (10,002)      223,585         33,747         (35,998)       93,735
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             493,718     2,422,387      2,765,092         283,922       443,239
    Cost of investments sold                        631,758     2,248,485      2,448,718         235,567       576,018
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (138,040)      173,902        316,374          48,355      (132,779)
Distributions from capital gains                         --            --        313,391              --            --
Net change in unrealized appreciation or
  depreciation of investments                       390,603       570,281      1,047,982          28,924       154,118
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      252,563       744,183      1,677,747          77,279        21,339
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 242,561    $  967,768     $1,711,494        $ 41,281     $ 115,074
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    221

STATEMENTS OF OPERATIONS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    PUT VT       PUT VT        PUT VT          PUT VT           PUT VT
                                                  HI YIELD,       INC,        INTL EQ,    INTL GRO & INC,   INTL NEW OPP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                CL IB         CL IB        CL IB           CL IB            CL IB


 INVESTMENT INCOME
Dividend income                                     $ 90,896      $10,201    $  179,584           $ 135         $ 33,015
Variable account expenses                             15,699        3,803       401,501             164           31,470
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       75,197        6,398      (221,917)            (29)           1,545
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              438,471       52,920     4,891,657             188          560,704
    Cost of investments sold                         517,330       53,521     3,678,340             140          378,436
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (78,859)        (601)    1,213,317              48          182,268
Distributions from capital gains                          --           --            --              --               --
Net change in unrealized appreciation or
  depreciation of investments                         97,619        2,159     5,795,878           2,619          352,113
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        18,760        1,558     7,009,195           2,667          534,381
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $ 93,957      $ 7,956   $ 6,787,278          $2,638         $535,926
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    PUT VT       PUT VT        PUT VT          PUT VT           PUT VT
                                                   NEW OPP,     RESEARCH,   SM CAP VAL,        VISTA,          VOYAGER,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                CL IA         CL IB        CL IB           CL IB            CL IA

 INVESTMENT INCOME
Dividend income                                    $   7,309      $ 2,266     $   2,064       $      --         $  2,742
Variable account expenses                             54,963        5,205       169,783         171,845            9,619
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (47,654)      (2,939)     (167,719)       (171,845)          (6,877)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            1,296,277       14,930       319,549       2,342,450          274,654
    Cost of investments sold                       1,403,320       12,021       306,040       2,381,124          401,564
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (107,043)       2,909        13,509         (38,674)        (126,910)
Distributions from capital gains                          --           --        63,205              --               --
Net change in unrealized appreciation or
  depreciation of investments                        428,328       39,948     2,253,027         702,723          157,087
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       321,285       42,857     2,329,741         664,049           30,177
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $ 273,631      $39,918    $2,162,022       $ 492,204         $ 23,300
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    PUT VT
                                                   VOYAGER,      RVS VP        RVS VP          RVS VP           RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                CL IB          BAL       CASH MGMT        DIV BOND        DIV EQ INC

 INVESTMENT INCOME
Dividend income                                  $     3,564   $  241,570   $ 1,377,659      $3,525,749      $ 2,291,257
Variable account expenses                             42,535      137,100       461,674       1,217,178        2,620,590
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (38,971)     104,470       915,985       2,308,571         (329,333)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              965,985    2,695,514    18,997,584       5,757,552        7,848,458
    Cost of investments sold                       1,587,779    2,868,667    18,997,578       5,857,624        6,998,136
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (621,794)    (173,153)            6        (100,072)         850,322
Distributions from capital gains                          --      537,680            --              --       13,375,322
Net change in unrealized appreciation or
  depreciation of investments                        751,003      694,078            22       1,473,958       12,115,045
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       129,209    1,058,605            28       1,373,886       26,340,689
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $   90,238   $1,163,075   $   916,013      $3,682,457      $26,011,356
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 222    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                                  RVS VP
                                                  RVS VP     GLOBAL INFLATION     RVS VP         RVS VP        RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)          EMER MKTS       PROT SEC(2)         GRO      HI YIELD BOND     INC OPP


 INVESTMENT INCOME
Dividend income                                $   220,003      $ 2,123,707       $  6,782     $2,946,073    $  744,575
Variable account expenses                        1,075,015          509,577         11,698        649,082       188,159
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (855,012)       1,614,130         (4,916)     2,296,991       556,416
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          7,492,046        1,017,913        213,935      3,982,528       454,774
    Cost of investments sold                     6,045,506        1,004,163        237,320      3,950,944       451,359
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    1,446,540           13,750        (23,385)        31,584         3,415
Distributions from capital gains                 9,760,867            3,372             --             --         2,785
Net change in unrealized appreciation or
  depreciation of investments                    8,899,989       (1,679,423)        99,121      1,232,722       678,959
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  20,107,396       (1,662,301)        75,736      1,264,306       685,159
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $19,252,384      $   (48,171)      $ 70,820     $3,561,297    $1,241,575
-----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                  RVS VP          RVS VP          RVS VP         RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)             INTL OPP        LG CAP EQ      LG CAP VAL    MID CAP GRO      S&P 500

 INVESTMENT INCOME
Dividend income                                   $ 46,241      $ 1,212,588        $ 1,656     $   20,073    $  299,818
Variable account expenses                           34,614        1,643,068          2,105        133,685       270,531
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     11,627         (430,480)          (449)      (113,612)       29,287
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            599,869       20,923,716          6,387      1,873,957     3,451,708
    Cost of investments sold                       637,489       18,694,758          5,757      1,854,202     3,022,152
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (37,620)       2,228,958            630         19,755       429,556
Distributions from capital gains                        --               --          7,245        513,518        95,596
Net change in unrealized appreciation or
  depreciation of investments                      522,540       10,543,042         14,506       (672,540)    2,137,624
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     484,920       12,772,000         22,381       (139,267)    2,662,776
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $496,547      $12,341,520        $21,932     $ (252,879)   $2,692,063
-----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                                  RVS VP                                        ROYCE
                                                  RVS VP           SHORT          RVS VP         RVS VP      MICRO-CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)            SELECT VAL       DURATION       SM CAP ADV     SM CAP VAL     INVEST CL

 INVESTMENT INCOME
Dividend income                                      $ 477       $1,661,641     $    2,011    $   365,554      $  8,084
Variable account expenses                              353          635,238         75,969      1,491,466        72,996
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        124        1,026,403        (73,958)    (1,125,912)      (64,912)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                436        7,340,516      1,300,119     16,951,484       860,225
    Cost of investments sold                           413        7,547,404      1,115,246     15,494,646       610,905
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                           23         (206,888)       184,873      1,456,838       249,320
Distributions from capital gains                     3,228               --        642,996      9,153,715       246,249
Net change in unrealized appreciation or
  depreciation of investments                         (310)         218,527       (271,489)     4,556,441       382,907
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       2,941           11,639        556,380     15,166,994       878,476
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $3,065       $1,038,042     $  482,422    $14,041,082      $813,564
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    223

STATEMENTS OF OPERATIONS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                  ROYCE                                                           STI CVT
                                                 SM-CAP,        STI CVT          STI CVT          STI CVT         LG CAP
YEAR ENDED DEC. 31, 2006 (CONTINUED)            INVEST CL      CAP APPR          INTL EQ      INVEST GR BOND   RELATIVE VAL


 INVESTMENT INCOME
Dividend income                                 $  2,036      $   15,466         $  8,239           $24,859        $ 22,686
Variable account expenses                         54,802          76,217            6,165             8,652          20,282
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (52,766)        (60,751)           2,074            16,207           2,404
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          992,436       1,154,829           32,288            36,419         104,470
    Cost of investments sold                     691,425       1,101,340           29,682            36,889          96,143
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    301,011          53,489            2,606              (470)          8,327
Distributions from capital gains                 151,525         330,989               --                --         137,239
Net change in unrealized appreciation or
  depreciation of investments                     53,959         154,896          126,152             2,087         140,682
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   506,495         539,374          128,758             1,617         286,248
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $453,729      $  478,623         $130,832           $17,824        $288,652
---------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                 STI CVT        STI CVT          STI CVT                         VANK LIT
                                                 LG CAP         MID-CAP          SM CAP          THIRD AVE       COMSTOCK,
YEAR ENDED DEC. 31, 2006 (CONTINUED)             VAL EQ           EQ             VAL EQ             VAL            CL II

 INVESTMENT INCOME
Dividend income                                 $ 10,232          $  880       $   20,092        $   69,271     $ 2,497,131
Variable account expenses                         10,422           3,116           67,464            86,676       3,948,694
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (190)         (2,236)         (47,372)          (17,405)     (1,451,563)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           52,989           9,974          739,835         1,771,198      10,544,943
    Cost of investments sold                      42,365           7,641          696,342         1,221,263       9,929,329
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     10,624           2,333           43,493           549,935         615,614
Distributions from capital gains                      --          17,862        1,182,297           235,946      11,610,001
Net change in unrealized appreciation or
  depreciation of investments                    123,253           2,259         (525,528)          (42,596)     22,880,724
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   133,877          22,454          700,262           743,285      35,106,339
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $133,687         $20,218       $  652,890         $ 725,880     $33,654,776
---------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                VANK LIT       VANK UIF         VANK UIF
                                               GRO & INC,   U.S. REAL EST,   U.S. REAL EST,       WANGER          WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)              CL II          CL I             CL II         INTL SM CAP     U.S. SM CO

 INVESTMENT INCOME
Dividend income                                 $ 57,644        $ 28,726       $   53,737        $  250,042       $ 101,676
Variable account expenses                         78,960          35,673           92,401           979,335         861,928
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (21,316)         (6,947)         (38,664)         (729,293)       (760,252)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          559,406         409,832        1,503,192         4,238,165       6,336,612
    Cost of investments sold                     470,270         266,519        1,176,143         3,193,830       5,681,599
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     89,136         143,313          327,049         1,044,335         655,013
Distributions from capital gains                 382,886         172,460          368,619                --       1,434,226
Net change in unrealized appreciation or
  depreciation of investments                    371,744         495,912          985,123        17,208,013       1,477,670
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   843,766         811,685        1,680,791        18,252,348       3,566,909
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $822,450        $804,738       $1,642,127       $17,523,055      $2,806,657
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 224    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                WF ADV VT       WF ADV VT      WF ADV VT    WF ADV VT     WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)           ASSET ALLOC   C&B LG CAP VAL     EQ INC      INTL CORE    LG CO CORE


 INVESTMENT INCOME
Dividend income                                 $  693,821       $ 76,043     $  381,989     $ 55,549      $ 13,445
Variable account expenses                          430,272         71,360        381,086       46,426        28,130
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    263,549          4,683            903        9,123       (14,685)
--------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          5,776,634        812,777      5,137,259      534,925       694,209
    Cost of investments sold                     5,537,752        689,616      4,339,398      433,919       692,064
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      238,882        123,161        797,861      101,006         2,145
Distributions from capital gains                   340,056             --         57,353      124,160            --
Net change in unrealized appreciation or
  depreciation of investments                    2,158,565        820,260      2,977,344      330,887       274,640
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   2,737,503        943,421      3,832,558      556,053       276,785
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $3,001,052       $948,104     $3,833,461     $565,176      $262,100
--------------------------------------------------------------------------------------------------------------------


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                             -------------------------------------------------------
                                                                                                          WF ADV VT
                                                                WF ADV VT      WF ADV VT    WF ADV VT   TOTAL RETURN
YEAR ENDED DEC. 31, 2006 (CONTINUED)                            LG CO GRO      MONEY MKT   SM CAP GRO       BOND

 INVESTMENT INCOME
Dividend income                                                $       --     $  489,946    $      --    $1,728,567
Variable account expenses                                         884,320        167,003       88,663       632,154
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (884,320)       322,943      (88,663)    1,096,413
--------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                        12,463,130      7,108,978    1,138,770     2,441,346
    Cost of investments sold                                   12,902,130      7,109,130    1,200,682     2,512,836
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                    (439,000)          (152)     (61,912)      (71,490)
Distributions from capital gains                                       --             --      153,328            --
Net change in unrealized appreciation or
  depreciation of investments                                   1,773,319         (1,275)   1,187,485       131,836
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  1,334,319         (1,427)   1,278,901        60,346
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    $  449,999     $  321,516   $1,190,238    $1,156,759
--------------------------------------------------------------------------------------------------------------------


   (1) For the period April 28, 2006 (commencement of operations) to Dec. 31, 2006.
   (2) For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.


See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    225

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        AIM VI        AIM VI        AIM VI       AIM VI       AIM VI
                                                      BASIC VAL,    CAP APPR,     CAP APPR,     CAP DEV,     CAP DEV,
YEAR ENDED DEC. 31, 2006                                SER II        SER I         SER II        SER I       SER II



 OPERATIONS
Investment income (loss) -- net                      $  (666,454)  $  (217,926)  $   (84,114)  $  (33,123)  $  (38,615)
Net realized gain (loss) on sales of investments       1,174,132        95,580        28,367      129,154       93,633
Distributions from capital gains                       1,979,983            --            --       37,041       51,850
Net change in unrealized appreciation or
  depreciation of investments                          2,437,075       882,839       608,796      158,340      272,720
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      4,924,736       760,493       553,049      291,412      379,588
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,042,141        69,842     9,860,666        5,850       14,719
Net transfers(1)                                      (3,388,351)      958,970     3,356,976     (111,609)     126,189
Adjustments to net assets allocated to contracts in
  payout period                                               --            --            --           --           --
Contract terminations:
    Surrender benefits and contract charges           (2,480,912)   (2,043,815)     (108,852)    (133,344)    (142,209)
    Death benefits                                      (246,693)     (538,482)       (8,159)     (54,839)     (66,388)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (5,073,815)   (1,553,485)   13,100,631     (293,942)     (67,689)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       46,062,248    17,217,010     1,564,499    2,075,374    2,650,501
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $45,913,169   $16,424,018   $15,218,179   $2,072,844   $2,962,400
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                37,535,408    23,769,358     1,302,106    1,702,420    1,943,047
Contract purchase payments                               841,553       104,758     8,507,903        4,700       10,571
Net transfers(1)                                      (2,611,837)    1,187,901     2,857,880      (82,605)      94,810
Contract terminations:
    Surrender benefits and contract charges           (1,974,400)   (2,925,000)      (92,250)     (92,613)     (98,224)
    Death benefits                                      (191,835)     (822,194)       (7,363)     (42,379)     (50,698)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      33,598,889    21,314,823    12,568,276    1,489,523    1,899,506
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 226    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     AIM VI       AIM VI      AIM VI          AIM VI           AB VPS
                                                    CORE EQ,     CORE EQ,    INTL GRO,   MID CAP CORE EQ,   BAL SHARES,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)               SER I      SER II(2)      SER I          SER II            CL B



 OPERATIONS
Investment income (loss) -- net                   $  (156,387)   $ (1,081)  $  (11,988)     $   (86,238)     $   19,358
Net realized gain (loss) on sales of investments       14,483      (1,094)     152,633          148,150          18,339
Distributions from capital gains                           --          --           --          795,718          52,595
Net change in unrealized appreciation or
  depreciation of investments                       3,185,223      25,919      459,022         (132,941)         92,602
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   3,043,319      23,744      599,667          724,689         182,894
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             38,709         500        3,956          286,693          56,556
Net transfers(1)                                   32,802,049     344,240       62,141         (924,764)        532,705
Adjustments to net assets allocated to contracts
  in payout period                                     20,472          --           --               --              --
Contract terminations:
    Surrender benefits and contract charges        (3,245,881)    (33,739)    (642,569)        (439,037)        (68,708)
    Death benefits                                   (385,835)         --      (25,764)         (99,184)         (6,389)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     29,229,514     311,001     (602,236)      (1,176,292)        514,164
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     4,116,559          --    2,579,296        8,222,836       1,576,629
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $36,389,392    $334,745   $2,576,727      $ 7,771,233      $2,273,687
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              3,274,099          --    1,765,949        7,245,995       1,326,979
Contract purchase payments                             32,551          --        2,439          245,985          47,041
Net transfers(1)                                   30,967,022     344,340       35,604         (754,355)        432,817
Contract terminations:
    Surrender benefits and contract charges        (2,782,821)    (35,060)    (393,029)        (376,965)        (55,194)
    Death benefits                                   (339,497)         --      (15,723)         (84,480)         (5,116)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   31,151,354     309,280    1,395,240        6,276,180       1,746,527
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    227

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------
                                                    AB VPS         AB VPS        AB VPS         AB VPS          AB VPS
                                                 GLOBAL TECH,    GRO & INC,     INTL VAL,    LG CAP GRO,   U.S. GOVT/HI GR,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 CL B           CL B          CL B           CL B            CL B


 OPERATIONS
Investment income (loss) -- net                   $   (84,737)  $   (38,636)  $   (468,690)  $  (180,818)     $   81,530
Net realized gain (loss) on sales of
  investments                                        (145,917)      618,397      1,374,143       (15,630)        (17,807)
Distributions from capital gains                           --     1,702,536      1,679,423            --              --
Net change in unrealized appreciation or
  depreciation of investments                         605,996     2,447,664     25,134,708      (150,042)          5,037
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     375,342     4,729,961     27,719,584      (346,490)         68,760
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             28,838       326,424     58,852,263        51,452          14,228
Net transfers(1)                                     (258,234)     (142,905)   (14,533,786)       (1,436)         46,812
Adjustments to net assets allocated to
  contracts in payout period                               --          (819)        (1,131)           --              --
Contract terminations:
    Surrender benefits and contract charges          (407,295)   (1,991,324)    (3,753,241)     (972,133)       (249,301)
    Death benefits                                    (78,284)     (380,552)      (485,578)     (236,877)        (45,808)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (714,975)   (2,189,176)    40,078,527    (1,158,994)       (234,069)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     6,379,859    32,076,393     64,366,030    14,485,987       3,690,896
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 6,040,226   $34,617,178   $132,164,141   $12,980,503      $3,525,587
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             12,278,262    28,419,909     46,981,358    20,447,354       2,947,676
Contract purchase payments                             63,659       273,859     39,111,187        72,510          11,454
Net transfers(1)                                     (508,914)     (179,295)    (9,042,158)      (16,018)         36,632
Contract terminations:
    Surrender benefits and contract charges          (737,230)   (1,659,177)    (2,359,034)   (1,483,217)       (199,970)
    Death benefits                                   (191,569)     (325,704)      (301,093)     (366,160)        (37,673)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   10,904,208    26,529,592     74,390,260    18,654,469       2,758,119
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 228    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                        AC VP         AC VP       AC VP        AC VP         AC VP
                                                     INC & GRO,     INFLATION     INTL,       ULTRA,         VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    CL I       PROT, CL II    CL II        CL II         CL I



 OPERATIONS
Investment income (loss) -- net                      $    9,946   $  2,507,564   $  (229)  $ (1,234,199)  $    1,398
Net realized gain (loss) on sales of investments         51,599       (471,526)      184         (3,204)      90,507
Distributions from capital gains                             --             --        --             --      168,703
Net change in unrealized appreciation or
  depreciation of investments                           161,642     (1,848,542)    9,590        (21,287)      16,508
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       223,187        187,496     9,545     (1,258,690)     277,116
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  387     35,922,118    23,967     68,923,414          650
Net transfers(1)                                        (67,949)    (7,712,166)      (10)    12,161,094      (38,429)
Adjustments to net assets allocated to contracts in
  payout period                                              --             --        --             --           --
Contract terminations:
    Surrender benefits and contract charges            (503,102)    (6,100,636)      (66)    (2,730,134)    (468,271)
    Death benefits                                      (29,841)      (791,497)       --       (327,160)     (21,386)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (600,505)    21,317,819    23,891     78,027,214     (527,436)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,877,961    114,219,467    25,633     41,955,703    1,989,438
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,500,643   $135,724,782   $59,069   $118,724,227   $1,739,118
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,390,189    108,752,586    19,885     39,413,179    1,092,325
Contract purchase payments                                  275     34,477,778    17,845     69,403,400          341
Net transfers(1)                                        (49,537)    (7,265,900)       --     12,208,415      (22,430)
Contract terminations:
    Surrender benefits and contract charges            (357,434)    (5,830,501)       --     (2,734,609)    (243,265)
    Death benefits                                      (21,279)      (759,585)       --       (327,704)     (10,845)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        962,214    129,374,378    37,730    117,962,681      816,126
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    229

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------
                                                      AC VP       BARON          COL            COL           COL
                                                      VAL,     CAP ASSET,   ASSET ALLOC,   FEDERAL SEC,    HI YIELD,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)                CL II        INS         VS CL A        VS CL A     VS CL A(2)



 OPERATIONS
Investment income (loss) -- net                     $ (2,258)  $  (43,115)    $  10,098     $   76,637     $ 11,247
Net realized gain (loss) on sales of investments         710      159,522        26,479         (5,156)          63
Distributions from capital gains                      24,195           --        44,256             --        5,664
Net change in unrealized appreciation or
  depreciation of investments                         30,768      246,700        (1,691)       (30,600)      27,340
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     53,415      363,107        79,142         40,881       44,314
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           105,853          144           890          8,047          356
Net transfers(1)                                      35,380      (71,724)          867        (21,631)     658,568
Adjustments to net assets allocated to contracts
  in payout period                                        --           --            --             --           --
Contract terminations:
    Surrender benefits and contract charges          (28,853)    (281,002)     (102,132)       (95,222)     (12,651)
    Death benefits                                        --      (43,003)           --             --           --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       112,380     (395,585)     (100,375)      (108,806)     646,273
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      273,174    2,779,678       837,842      1,818,514           --
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $438,969   $2,747,200     $ 816,609     $1,750,589     $690,587
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               242,413    1,840,370       610,470      1,726,017           --
Contract purchase payments                            87,226           78           629          7,568          351
Net transfers(1)                                      28,780      (38,227)          594        (20,891)     658,438
Contract terminations:
    Surrender benefits and contract charges          (23,768)    (176,288)      (72,666)       (90,923)     (12,487)
    Death benefits                                        --      (25,380)           --             --           --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     334,651    1,600,553       539,027      1,621,771      646,302
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 230    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------
                                                       COL           COL           COL           COL         CS
                                                    HI YIELD,    LG CAP GRO,   SM CAP VAL,   SM CO GRO,    MID-CAP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)              VS CL B(2)     VS CL A       VS CL B       VS CL A      CORE



 OPERATIONS
Investment income (loss) -- net                    $   551,882    $   (9,149)    $ (2,200)    $ (3,091)   $ (5,475)
Net realized gain (loss) on sales of investments        10,036         7,573        4,225       18,442       7,451
Distributions from capital gains                       347,718            --        3,903           --          --
Net change in unrealized appreciation or
  depreciation of investments                        1,986,751        90,284       18,193       13,071        (478)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    2,896,387        88,708       24,121       28,422       1,498
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          20,268,717           705       66,523          273       2,217
Net transfers(1)                                    30,399,386       (64,901)      26,465      (21,710)     13,603
Adjustments to net assets allocated to contracts
  in payout period                                          --            --           --           --          --
Contract terminations:
    Surrender benefits and contract charges         (1,139,150)      (89,699)     (18,913)     (13,596)    (16,525)
    Death benefits                                    (137,181)           --           --           --     (11,899)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      49,391,772      (153,895)      74,075      (35,033)    (12,604)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --     1,163,191      125,852      251,247     357,600
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $52,288,159    $1,098,004     $224,048     $244,636    $346,494
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      --     1,119,717      102,687      149,867     423,770
Contract purchase payments                          19,970,423           670       49,751          147       1,718
Net transfers(1)                                    30,360,827       (63,325)      19,530      (11,320)     14,912
Contract terminations:
    Surrender benefits and contract charges         (1,122,639)      (86,710)     (13,913)      (7,289)    (18,252)
    Death benefits                                    (135,559)           --           --           --     (14,642)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    49,073,052       970,352      158,055      131,405     407,506
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    231

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------------
                                                      DREY IP        DREY IP      DREY SOC    DREY VIF     DREY VIF
                                                   MIDCAP STOCK,    TECH GRO,     RESP GRO,     APPR,    DISC STOCK,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    SERV           SERV         INIT        SERV         INIT



 OPERATIONS
Investment income (loss) -- net                       $ (1,507)    $  (441,670)  $  (26,724)  $ (1,862)    $ (1,480)
Net realized gain (loss) on sales of investments        (1,290)         63,255      (49,832)     2,469       (5,284)
Distributions from capital gains                        20,154              --           --         --           --
Net change in unrealized appreciation or
  depreciation of investments                          (11,585)      1,535,331      226,604    103,669       40,444
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        5,772       1,156,916      150,048    104,276       33,680
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              14,363      18,956,675        7,131      1,459          120
Net transfers(1)                                          (271)      1,991,995      (99,427)    (1,704)        (305)
Adjustments to net assets allocated to contracts
  in payout period                                          --              --           --         --           --
Contract terminations:
    Surrender benefits and contract charges            (44,928)     (1,005,452)    (145,703)    (8,176)      (8,318)
    Death benefits                                          --        (114,173)     (24,439)        --      (34,164)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (30,836)     19,829,045     (262,438)    (8,421)     (42,667)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        124,037      16,948,101    2,149,604    730,130      269,300
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 98,973     $37,934,062   $2,037,214   $825,985     $260,313
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 100,796      16,181,200    3,272,395    692,701      298,476
Contract purchase payments                              11,535      18,431,957       11,469        863          127
Net transfers(1)                                          (204)      2,072,417     (144,033)    (1,786)        (322)
Contract terminations:
    Surrender benefits and contract charges            (36,881)       (967,859)    (221,801)    (7,280)      (8,238)
    Death benefits                                          --        (109,321)     (38,780)        --      (37,395)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        75,246      35,608,394    2,879,250    684,498      252,648
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 232    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                    DREY VIF     DREY VIF        EG VA        EG VA          EG VA
                                                   INTL VAL,   SM CO STOCK,      BAL,       CORE BOND,    FUNDAMENTAL
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  SERV         INIT          CL 2          CL 2      LG CAP, CL 1



 OPERATIONS
Investment income (loss) -- net                    $  (1,806)     $  (275)    $   16,153   $ 1,417,969    $      775
Net realized gain (loss) on sales of investments     (11,364)          27         27,160       (31,035)       54,635
Distributions from capital gains                      25,135        1,919             --            --        30,100
Net change in unrealized appreciation or
  depreciation of investments                         22,070          124        136,520       (88,346)      111,679
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     34,035        1,795        179,833     1,298,588       197,189
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           975,709          120         11,972     7,564,063        13,884
Net transfers(1)                                    (885,151)       6,275        121,792    (1,740,720)       23,688
Adjustments to net assets allocated to contracts
  in payout period                                        --           --             --            --            --
Contract terminations:
    Surrender benefits and contract charges           (1,959)         (18)      (149,666)   (2,587,183)     (155,035)
    Death benefits                                   (61,968)          --             --      (297,176)           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        26,631        6,377        (15,902)    2,938,984      (117,463)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      259,386       14,796      2,259,963    46,617,320     1,836,100
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 320,052      $22,968     $2,423,894   $50,854,892    $1,915,826
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               206,565        9,617      1,847,525    43,576,768     1,625,261
Contract purchase payments                           749,728           73          9,408     7,200,384        11,718
Net transfers(1)                                    (697,805)       3,965         97,204    (1,618,484)       19,904
Contract terminations:
    Surrender benefits and contract charges           (1,370)         (11)      (118,556)   (2,409,428)     (133,076)
    Death benefits                                   (45,826)          --             --      (275,371)           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     211,292       13,644      1,835,581    46,473,869     1,523,807
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    233

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                       EG VA         EG VA         EG VA         EG VA        EG VA
                                                    FUNDAMENTAL       GRO,        HI INC,      INTL EQ,      INTL EQ,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               LG CAP, CL 2       CL 2          CL 2         CL 1          CL 2



 OPERATIONS
Investment income (loss) -- net                     $   (49,445)  $  (218,843)  $ 1,490,697   $   96,010   $   618,142
Net realized gain (loss) on sales of investments        359,611       350,544         6,188       72,925       728,278
Distributions from capital gains                        365,237       656,814            --      193,111     1,546,469
Net change in unrealized appreciation or
  depreciation of investments                         1,432,164       382,746       455,374      324,466     2,565,268
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     2,107,567     1,171,261     1,952,259      686,512     5,458,157
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              170,311     2,015,034     4,934,589       79,110     4,880,027
Net transfers(1)                                      3,370,679      (898,955)   (2,199,168)     817,288       298,867
Adjustments to net assets allocated to contracts
  in payout period                                           --            --            --           58            --
Contract terminations:
    Surrender benefits and contract charges          (1,257,834)     (774,455)   (1,503,096)    (130,533)   (1,515,363)
    Death benefits                                     (166,070)      (58,213)     (128,463)     (19,089)     (146,931)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        2,117,086       283,411     1,103,862      746,834     3,516,600
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      19,413,669    12,752,018    25,555,397    2,692,849    23,586,842
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $23,638,322   $14,206,690   $28,611,518   $4,126,195   $32,561,599
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               13,899,401     8,789,939    21,254,165    1,908,823    15,120,242
Contract purchase payments                              116,129     1,353,830     4,192,743       52,268     3,079,630
Net transfers(1)                                      2,380,705      (558,942)   (1,815,326)     538,788       135,650
Contract terminations:
    Surrender benefits and contract charges            (876,672)     (500,783)   (1,203,895)     (84,225)     (874,545)
    Death benefits                                     (118,741)      (36,741)     (102,928)     (11,988)      (87,263)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     15,400,822     9,047,303    22,324,759    2,403,666    17,373,714
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 234    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                     EG VA        EG VA          EG VA          EG VA           EG VA
                                                    OMEGA,        OMEGA,     SPECIAL VAL,   SPECIAL VAL,   STRATEGIC INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 CL 1          CL 2          CL 1           CL 2            CL 1



 OPERATIONS
Investment income (loss) -- net                   $  (50,571)  $  (494,860)   $   (56,516)   $  (183,348)    $  173,953
Net realized gain (loss) on sales of investments      90,084       311,572        288,228        459,381          4,201
Distributions from capital gains                          --            --      1,467,151      2,495,532             --
Net change in unrealized appreciation or
  depreciation of investments                        135,832     1,502,646        544,092        970,169        146,394
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    175,345     1,319,358      2,242,955      3,741,734        324,548
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            20,836     5,760,602        132,925        328,502        108,670
Net transfers(1)                                    (171,705)    1,709,211        440,669       (198,977)     1,262,501
Adjustments to net assets allocated to contracts
  in payout period                                      (468)           --             --             --         (5,024)
Contract terminations:
    Surrender benefits and contract charges         (359,524)   (1,784,414)      (632,103)    (1,047,924)      (657,896)
    Death benefits                                   (48,652)     (116,655)      (114,271)       (66,560)       (10,139)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (559,513)    5,568,744       (172,780)      (984,959)       698,112
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    4,266,759    28,333,085     11,221,711     19,613,678      6,466,546
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $3,882,591   $35,221,187    $13,291,886    $22,370,453     $7,489,206
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             5,603,335    21,580,550      5,715,541     12,660,916      4,264,351
Contract purchase payments                            27,943     4,519,664         62,171        197,889         71,665
Net transfers(1)                                    (228,381)    1,422,165        207,087       (128,685)       824,329
Contract terminations:
    Surrender benefits and contract charges         (470,931)   (1,335,770)      (292,410)      (622,008)      (427,391)
    Death benefits                                   (62,512)      (88,307)       (53,792)       (38,887)        (6,635)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   4,869,454    26,098,302      5,638,597     12,069,225      4,726,319
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    235

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                         EG VA        FID VIP    FID VIP      FID VIP        FID VIP
                                                    STRATEGIC INC,     BAL,        BAL,     CONTRAFUND,    CONTRAFUND,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                     CL 2         SERV CL   SERV CL 2     SERV CL       SERV CL 2



 OPERATIONS
Investment income (loss) -- net                       $   841,837    $  3,693    $    523   $   (23,281)  $ (1,430,160)
Net realized gain (loss) on sales of investments         (122,425)      3,093       5,065       723,289      1,343,998
Distributions from capital gains                               --      18,524       9,746     1,675,806     31,494,797
Net change in unrealized appreciation or
  depreciation of investments                           1,158,921      29,588      12,942      (404,998)    (2,450,871)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       1,878,333      54,898      28,276     1,970,816     28,957,764
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              7,140,353          --      10,900        76,340    193,728,049
Net transfers(1)                                          776,679       2,093     (14,640)      642,274     16,011,523
Adjustments to net assets allocated to contracts
  in payout period                                             --          --          --          (691)            --
Contract terminations:
    Surrender benefits and contract charges            (2,241,782)    (22,843)     (5,803)   (1,120,797)   (11,195,374)
    Death benefits                                       (184,784)         --      (6,625)     (112,673)    (1,247,942)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          5,490,466     (20,750)    (16,168)     (515,547)   197,296,256
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        41,285,634     547,965     289,326    19,485,657    192,209,272
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $48,654,433    $582,113    $301,434   $20,940,926   $418,463,292
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 34,355,600     517,437     260,907    15,493,590    132,970,923
Contract purchase payments                              6,121,207          --       9,217        57,914    134,297,689
Net transfers(1)                                          595,551       1,887     (12,908)      498,439     10,827,737
Contract terminations:
    Surrender benefits and contract charges            (1,828,141)    (20,797)     (4,974)     (857,423)    (7,485,133)
    Death benefits                                       (155,022)         --      (5,703)      (84,382)      (819,029)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       39,089,195     498,527     246,539    15,108,138    269,792,187
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 236    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
                                                        FID VIP      FID VIP      FID VIP     FID VIP     FID VIP
                                                       DYN APPR,   GRO & INC,   GRO & INC,     GRO,        GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   SERV CL 2     SERV CL     SERV CL 2    SERV CL    SERV CL 2



 OPERATIONS
Investment income (loss) -- net                       $  (22,293)  $  (49,798)   $ (8,398)   $ (1,964)  $  (69,671)
Net realized gain (loss) on sales of investments          54,071      161,361      14,276      (7,875)      67,913
Distributions from capital gains                          64,042      186,181      25,116          --           --
Net change in unrealized appreciation or
  depreciation of investments                            154,388      471,225      73,050      21,215      293,786
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             250,208      768,969     104,044      11,376      292,028
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 2,429       20,036       3,422       3,375      182,728
Net transfers(1)                                         683,927      111,922      14,395     (12,666)     507,595
Adjustments to net assets allocated to contracts in
  payout period                                           (9,785)          --          --          --           --
Contract terminations:
    Surrender benefits and contract charges             (159,607)    (731,382)    (77,189)    (22,481)    (378,014)
    Death benefits                                            --     (220,917)    (14,558)         --      (45,037)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           516,964     (820,341)    (73,930)    (31,772)     267,272
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,619,500    7,280,204     966,347     225,006    5,538,121
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $2,386,672   $7,228,832    $996,461    $204,610   $6,097,421
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,271,924    7,340,300     859,751     281,655    5,146,976
Contract purchase payments                                 1,889       19,147       2,747       4,116      173,334
Net transfers(1)                                         455,167      110,562      12,509     (15,333)     480,005
Contract terminations:
    Surrender benefits and contract charges             (116,097)    (712,118)    (65,277)    (27,511)    (339,260)
    Death benefits                                            --     (211,412)    (12,029)         --      (37,629)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,612,883    6,546,479     797,701     242,927    5,423,426
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    237

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                      FID VIP      FID VIP      FID VIP       FID VIP        FID VIP
                                                      HI INC,      HI INC,     INVEST GR,     MID CAP,      MID CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  SERV CL     SERV CL 2    SERV CL 2      SERV CL       SERV CL 2



 OPERATIONS
Investment income (loss) -- net                     $  260,497   $  156,250   $   961,563   $  (420,953)  $ (1,127,325)
Net realized gain (loss) on sales of investments         9,351        2,841       (59,513)    2,334,794      1,214,970
Distributions from capital gains                            --           --       132,082     4,734,005      8,138,260
Net change in unrealized appreciation or
  depreciation of investments                           92,543       43,475       798,609    (2,602,862)       (92,267)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      362,391      202,566     1,832,741     4,044,984      8,133,638
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              20,699        4,741    26,306,880       197,159     35,962,760
Net transfers(1)                                       378,824      534,140    (3,571,653)   (1,194,011)     4,700,149
Adjustments to net assets allocated to contracts
  in payout period                                      (2,728)          --            --        (6,306)            --
Contract terminations:
    Surrender benefits and contract charges           (203,489)    (221,640)   (2,827,546)   (3,055,179)    (3,947,542)
    Death benefits                                      (2,982)      (9,382)     (364,217)     (722,543)      (506,111)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         190,324      307,859    19,543,464    (4,780,880)    36,209,256
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      3,596,651    1,995,953    50,777,183    38,528,809     62,744,778
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $4,149,366   $2,506,378   $72,153,388   $37,792,913   $107,087,672
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               3,550,287    1,584,406    49,123,881    18,123,584     36,246,598
Contract purchase payments                              19,704        3,651    25,510,646        85,982     21,572,031
Net transfers(1)                                       361,245      402,808    (3,354,298)     (529,635)     2,699,791
Contract terminations:
    Surrender benefits and contract charges           (194,393)    (168,883)   (2,729,182)   (1,342,085)    (2,129,509)
    Death benefits                                      (2,896)      (7,189)     (353,698)     (349,260)      (275,850)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     3,733,947    1,814,793    68,197,349    15,988,586     58,113,061
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 238    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                  FID VIP      FID VIP     FTVIPT FRANK     FTVIPT FRANK     FTVIPT FRANK
                                                 OVERSEAS,    OVERSEAS,      INC SEC,     GLOBAL REAL EST,   RISING DIVD,
YEAR ENDED DEC. 31, 2006 (CONTINUED)              SERV CL     SERV CL 2        CL 2             CL 2             CL 2


 OPERATIONS
Investment income (loss) -- net                 $  (13,913)  $  (379,174)   $   670,012      $    84,498       $ (5,431)
Net realized gain (loss) on sales of
  investments                                       89,668     1,388,693        688,617          905,733         11,050
Distributions from capital gains                    11,120       222,754        155,601        1,257,973          4,124
Net change in unrealized appreciation or
  depreciation of investments                      193,054     4,605,197      3,498,459          608,282        104,734
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        279,929     5,837,470      5,012,689        2,856,486        114,477
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           4,115     9,214,384      2,228,958          421,070        104,846
Net transfers(1)                                   129,551    (4,150,699)     1,730,664         (731,114)       113,724
Adjustments to net assets allocated to
  contracts in payout period                            --            --         (6,523)              --             --
Contract terminations:
    Surrender benefits and contract charges       (159,129)   (1,747,413)    (2,756,515)      (1,238,789)       (38,608)
    Death benefits                                  (1,036)     (194,552)      (216,420)        (111,239)            --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (26,499)    3,121,720        980,164       (1,660,072)       179,962
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,725,519    34,411,977     30,230,940       16,290,128        698,455
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,978,949   $43,371,167    $36,223,793      $17,486,542       $992,894
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           1,809,095    24,158,028     21,917,913        6,763,459        629,692
Contract purchase payments                           3,888     6,311,348      1,617,905          202,113         88,192
Net transfers(1)                                   115,901    (2,746,969)     1,143,020         (337,011)        95,736
Contract terminations:
    Surrender benefits and contract charges       (151,766)   (1,176,098)    (1,839,763)        (481,923)       (34,073)
    Death benefits                                    (911)     (129,271)      (144,325)         (51,826)            --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,776,207    26,417,038     22,694,750        6,094,812        779,547
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    239

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
                                             FTVIPT FRANK   FTVIPT FRANK       FTVIPT          FTVIPT         FTVIPT
                                              SM CAP VAL,    SM MID CAP    MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
YEAR ENDED DEC. 31, 2006 (CONTINUED)             CL 2         GRO, CL 2      SEC, CL 2       SEC, CL 2      SEC, CL 2


 OPERATIONS
Investment income (loss) -- net               $   (95,733)   $  (329,532)   $   (251,081)    $   (1,183)   $   (21,243)
Net realized gain (loss) on sales of
  investments                                     527,468        761,402       3,046,637        218,515        929,402
Distributions from capital gains                  475,497             --       5,119,404             --             --
Net change in unrealized appreciation or
  depreciation of investments                     964,777      1,312,984      18,448,532        201,250      4,593,335
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     1,872,009      1,744,854      26,363,492        418,582      5,501,494
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        163,284        174,204      38,826,319          6,303        439,076
Net transfers(1)                                  271,675     (1,043,119)      9,779,925        173,365      1,275,677
Adjustments to net assets allocated to
  contracts in payout period                           --         (1,716)             --         (6,884)            --
Contract terminations:
    Surrender benefits and contract charges      (724,569)    (1,810,529)     (9,043,493)      (150,041)    (1,359,713)
    Death benefits                                 (7,151)      (146,109)     (1,183,236)      (104,117)      (198,730)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (296,761)    (2,827,269)     38,379,515        (81,374)       156,310
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                12,183,042     25,380,850     142,568,369      1,658,363     27,411,445
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $13,758,290    $24,298,435    $207,311,376     $1,995,571    $33,069,249
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          8,048,430     33,111,510      92,895,909        883,827     22,244,743
Contract purchase payments                         98,905        190,812      27,067,111          3,071        323,551
Net transfers(1)                                  138,028     (1,277,778)      6,364,707         87,334        971,839
Contract terminations:
    Surrender benefits and contract charges      (456,399)    (2,454,807)     (5,560,680)       (73,863)    (1,018,703)
    Death benefits                                 (4,353)      (168,189)       (706,967)       (56,931)      (138,840)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                7,824,611     29,401,548     120,060,080        843,438     22,382,590
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 240    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                      FTVIPT        FTVIPT       GS VIT         GS VIT         GS VIT
                                                    TEMP GLOBAL    TEMP GRO     CAP GRO,      STRATEGIC     MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 INC, CL 2     SEC, CL 2      INST      INTL EQ, INST       INST



 OPERATIONS
Investment income (loss) -- net                    $    804,104   $  (10,095)  $  (15,753)    $    (668)    $   (335,674)
Net realized gain (loss) on sales of investments         26,687       38,698       13,838        77,500          464,763
Distributions from capital gains                             --      115,494           --            --       13,341,120
Net change in unrealized appreciation or
  depreciation of investments                         7,053,189      449,317       72,902        68,412          243,692
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     7,883,980      593,414       70,987       145,244       13,713,901
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           65,247,683      852,681          453            --       61,944,963
Net transfers(1)                                      9,728,026      113,079      (82,784)      (15,098)       1,534,951
Adjustments to net assets allocated to contracts
  in payout period                                         (368)          --           --            --           (3,262)
Contract terminations:
    Surrender benefits and contract charges          (2,875,159)    (114,325)    (140,677)     (142,012)      (3,989,401)
    Death benefits                                     (370,250)          --      (28,919)      (18,808)        (884,261)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       71,729,932      851,435     (251,927)     (175,918)      58,602,990
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      45,182,709    2,706,514    1,213,863       815,439       63,888,282
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $124,796,621   $4,151,363   $1,032,923     $ 784,765     $136,205,173
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               40,863,345    2,252,838    1,497,412       881,364       36,086,952
Contract purchase payments                           56,800,693      712,349          570            --       35,772,960
Net transfers(1)                                      8,149,562       81,223      (95,947)        1,052          862,138
Contract terminations:
    Surrender benefits and contract charges          (2,460,195)     (89,014)    (176,447)     (153,777)      (2,126,087)
    Death benefits                                     (317,073)          --      (34,240)      (19,931)        (406,735)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    103,036,332    2,957,396    1,191,348       708,708       70,189,228
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    241

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                  GS VIT      JANUS ASPEN    JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                               STRUCTD U.S.       BAL,      GLOBAL TECH,    INTL GRO,    LG CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)             EQ, INST         INST          SERV           SERV          SERV



 OPERATIONS
Investment income (loss) -- net                 $   (33,964)  $    51,216    $   (9,984)    $   12,392    $  (50,363)
Net realized gain (loss) on sales of
  investments                                       319,023       259,151       (87,334)       395,356      (210,185)
Distributions from capital gains                         --            --            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                       847,379       407,317       139,507      1,153,164       623,996
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       1,132,438       717,684        42,189      1,560,912       363,448
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           38,319         2,582         9,192         19,867         1,393
Net transfers(1)                                    434,098      (118,016)     (101,931)       340,659      (112,874)
Adjustments to net assets allocated to
  contracts in payout period                        (13,046)           --            --             --            --
Contract terminations:
    Surrender benefits and contract charges        (887,751)   (2,356,227)     (122,730)      (256,741)     (494,960)
    Death benefits                                 (267,042)     (151,384)      (16,279)      (134,900)      (59,854)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (695,422)   (2,623,045)     (231,748)       (31,115)     (666,295)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  10,516,797     9,365,914       818,440      3,582,063     4,295,600
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $10,953,813   $ 7,460,553    $  628,881     $5,111,860    $3,992,753
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           11,128,133     5,177,076     2,118,269      4,308,406     7,237,980
Contract purchase payments                           41,967         1,386        25,003         19,198         2,189
Net transfers(1)                                    318,868       (64,307)     (252,633)       318,687      (183,857)
Contract terminations:
    Surrender benefits and contract charges        (894,703)   (1,256,105)     (318,898)      (258,631)     (811,128)
    Death benefits                                 (289,104)      (81,531)      (39,515)      (136,218)     (102,432)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 10,305,161     3,776,519     1,532,226      4,251,442     6,142,752
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 242    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              --------------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN       JPM            LAZARD           LAZARD
                                              MID CAP GRO,    WORLD GRO,   U.S. LG CAP     RETIRE U.S.         RETIRE
YEAR ENDED DEC. 31, 2006 (CONTINUED)              SERV           INST        CORE EQ     STRATEGIC, SERV   INTL EQ, SERV



 OPERATIONS
Investment income (loss) -- net                $  (32,228)   $     8,008    $   (7,340)      $ (3,976)       $  (3,649)
Net realized gain (loss) on sales of
  investments                                     (40,786)      (269,143)       33,818         18,921           43,290
Distributions from capital gains                       --             --            --             --           28,548
Net change in unrealized appreciation or
  depreciation of investments                     306,710        716,323       182,930         51,946           56,164
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       233,696        455,188       209,408         66,891          124,353
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          4,936          6,107        13,199             --               --
Net transfers(1)                                 (134,077)       (33,568)      (14,408)       (38,597)          99,707
Adjustments to net assets allocated to
  contracts in payout period                           --             --            --             --               --
Contract terminations:
    Surrender benefits and contract charges      (190,093)      (939,889)     (377,520)       (21,944)        (120,739)
    Death benefits                                (53,373)       (46,980)      (30,392)            --               --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (372,607)    (1,014,330)     (409,121)       (60,541)         (21,032)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 2,236,125      3,462,494     1,743,651        460,764          612,876
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $2,097,214    $ 2,903,352    $1,543,938       $467,114        $ 716,197
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          4,722,368      2,653,037     2,140,365        427,402          629,610
Contract purchase payments                         10,432          4,111        14,961             --               --
Net transfers(1)                                 (276,416)       (24,807)      (17,908)       (32,840)          94,308
Contract terminations:
    Surrender benefits and contract charges      (404,147)      (690,743)     (450,803)       (19,126)        (114,260)
    Death benefits                                (98,232)       (34,523)      (37,983)            --               --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                3,954,005      1,907,075     1,648,632        375,436          609,658
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    243

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                          MFS            MFS           MFS          MFS          MFS
                                                    INV GRO STOCK,    INV TRUST,   INV TRUST,    NEW DIS,     NEW DIS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    SERV CL        INIT CL       SERV CL      INIT CL      SERV CL


 OPERATIONS
Investment income (loss) -- net                       $  (63,784)    $   (54,034)  $  (10,809)  $  (47,780)  $  (66,036)
Net realized gain (loss) on sales of investments          71,278         179,407       11,173       56,889      100,287
Distributions from capital gains                              --              --           --       56,333       92,690
Net change in unrealized appreciation or
  depreciation of investments                            282,863         507,526      106,538      285,021      444,882
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        290,357         632,899      106,902      350,463      571,823
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                55,193          30,791        2,170       16,743       98,375
Net transfers(1)                                        (100,052)       (197,344)      43,853       77,555     (119,588)
Adjustments to net assets allocated to contracts
  in payout period                                          (367)             --           --           --         (441)
Contract terminations:
    Surrender benefits and contract charges             (279,450)       (839,841)     (24,272)    (233,654)    (214,493)
    Death benefits                                       (62,382)        (48,337)      (3,402)    (125,148)     (42,164)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (387,058)     (1,054,731)      18,349     (264,504)    (278,311)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        5,292,854       6,358,480      935,980    3,126,566    5,016,259
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $5,196,153     $ 5,936,648   $1,061,231   $3,212,525   $5,309,771
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 7,219,631       6,864,724      976,454    3,284,349    5,290,137
Contract purchase payments                                75,600          32,590        2,025       19,141       97,301
Net transfers(1)                                        (122,298)       (215,656)      36,625       50,834     (124,558)
Contract terminations:
    Surrender benefits and contract charges             (371,042)       (884,624)     (25,722)    (209,289)    (215,677)
    Death benefits                                       (92,320)        (52,186)      (3,028)    (133,851)     (42,410)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       6,709,571       5,744,848      986,354    3,011,184    5,004,793
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 244    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                       MFS           MFS             MFS            MFS           MFS
                                                    RESEARCH,   TOTAL RETURN,   TOTAL RETURN,    UTILITIES,   UTILITIES,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 INIT CL       INIT CL         SERV CL        INIT CL       SERV CL


 OPERATIONS
Investment income (loss) -- net                    $  (27,436)     $  2,715      $   679,772    $    73,246   $   19,600
Net realized gain (loss) on sales of investments       32,908         1,551          854,269        641,999      254,158
Distributions from capital gains                           --         7,434        2,625,395        497,244      160,556
Net change in unrealized appreciation or
  depreciation of investments                         207,750        11,715        4,090,127      2,203,517      693,724
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     213,222        23,415        8,249,563      3,416,006    1,128,038
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              2,829         4,275        1,335,245          8,918      166,546
Net transfers(1)                                     (368,792)       19,812        1,969,129        (61,151)     384,830
Adjustments to net assets allocated to contracts
  in payout period                                         --            --               --             --           --
Contract terminations:
    Surrender benefits and contract charges          (137,956)       (6,450)      (6,252,187)    (1,458,745)    (285,573)
    Death benefits                                   (104,469)           --         (505,853)      (173,344)     (16,683)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (608,388)       17,637       (3,453,666)    (1,684,322)     249,120
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     3,012,831       206,784       83,544,073     12,604,883    3,678,195
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,617,665      $247,836      $88,339,970    $14,336,567   $5,055,353
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              3,553,520       151,690       65,563,934     11,212,505    2,244,129
Contract purchase payments                              3,143         3,063        1,060,557          6,988      117,757
Net transfers(1)                                     (438,144)       14,265        1,471,273       (102,446)     232,650
Contract terminations:
    Surrender benefits and contract charges          (155,034)       (4,500)      (4,748,349)    (1,238,643)    (159,609)
    Death benefits                                   (126,630)           --         (384,651)      (138,612)      (9,359)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,836,855       164,518       62,962,764      9,739,792    2,425,568
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    245

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                                                               OPPEN          OPPEN
                                                       OPCAP        OPCAP         OPCAP       CAP APPR    CAP APPR VA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    EQ         MANAGED       SM CAP          VA           SERV



 OPERATIONS
Investment income (loss) -- net                     $  (10,844)  $    21,002   $  (35,054)  $   (39,363)   $(1,038,213)
Net realized gain (loss) on sales of investments        30,929        23,983      176,721       (44,174)     1,082,612
Distributions from capital gains                        75,935       480,290      147,215            --             --
Net change in unrealized appreciation or
  depreciation of investments                           52,184      (220,903)     204,762       309,834      3,781,527
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      148,204       304,372      493,644       226,297      3,825,926
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 848         2,027        1,195         5,183     18,399,815
Net transfers(1)                                        18,596      (139,178)      37,000      (152,814)    (5,148,748)
Adjustments to net assets allocated to contracts
  in payout period                                          --          (665)           2            --             --
Contract terminations:
    Surrender benefits and contract charges           (343,379)   (1,054,734)    (666,325)   (1,051,374)    (3,033,844)
    Death benefits                                     (13,125)      (89,912)     (26,628)      (51,259)      (374,869)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (337,060)   (1,282,462)    (654,756)   (1,250,264)     9,842,354
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,284,889     4,567,546    2,546,215     4,464,746     56,069,687
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,096,033   $ 3,589,456   $2,385,103   $ 3,440,779    $69,737,967
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 942,484     1,931,749    1,532,891     2,982,022     47,222,155
Contract purchase payments                                 594           836          651         3,377     15,066,343
Net transfers(1)                                        13,525       (57,632)      15,647      (104,385)    (3,954,317)
Contract terminations:
    Surrender benefits and contract charges           (240,481)     (434,525)    (361,775)     (689,977)    (2,534,051)
    Death benefits                                      (8,875)      (36,697)     (13,813)      (32,534)      (298,690)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       707,247     1,403,731    1,173,601     2,158,503     55,501,440
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 246    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------
                                                       OPPEN          OPPEN          OPPEN        OPPEN       OPPEN
                                                    GLOBAL SEC   GLOBAL SEC VA,     HI INC     HI INC VA,    MAIN ST
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    VA            SERV            VA          SERV         VA


 OPERATIONS
Investment income (loss) -- net                      $ (1,367)     $   (97,288)   $  147,332   $  328,005   $ (1,485)
Net realized gain (loss) on sales of investments        3,430          507,671      (146,059)         382      2,534
Distributions from capital gains                       16,627          847,994            --           --         --
Net change in unrealized appreciation or
  depreciation of investments                          30,138        1,248,114       152,600       89,426     55,344
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      48,828        2,506,491       153,873      417,813     56,393
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --          524,683           720       21,054        240
Net transfers(1)                                       11,699        2,682,150       (19,522)      39,191     23,798
Adjustments to net assets allocated to contracts
  in payout period                                         --               --             1           --         --
Contract terminations:
    Surrender benefits and contract charges           (20,311)      (1,234,798)     (811,152)    (279,428)   (33,373)
    Death benefits                                         --         (271,888)      (35,954)     (36,758)   (37,866)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (8,612)       1,700,147      (865,907)    (255,941)   (47,201)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       308,198       14,714,717     2,482,428    5,548,588    446,592
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $348,414      $18,921,355    $1,770,394   $5,710,460   $455,784
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                166,459       10,082,682     1,977,327    4,437,468    449,457
Contract purchase payments                                 --          351,857           561       16,455        230
Net transfers(1)                                        6,353        1,708,199       (15,414)      26,348     23,937
Contract terminations:
    Surrender benefits and contract charges           (10,664)        (804,527)     (628,090)    (217,137)   (31,700)
    Death benefits                                         --         (174,195)      (27,352)     (28,635)   (37,497)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      162,148       11,164,016     1,307,032    4,234,499    404,427
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    247

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                      OPPEN        OPPEN         OPPEN          PUT VT       PUT VT
                                                   MAIN ST SM    STRATEGIC     STRATEGIC       DIV INC,     DIV INC,
YEAR ENDED DEC. 31, 2006 (CONTINUED)              CAP VA, SERV    BOND VA    BOND VA, SERV      CL IA         CL IB



 OPERATIONS
Investment income (loss) -- net                    $  (134,117)   $ 10,764    $  2,320,861   $   157,038   $  107,993
Net realized gain (loss) on sales of investments       354,099       2,329          92,146      (144,866)     (57,622)
Distributions from capital gains                       294,098          --              --            --           --
Net change in unrealized appreciation or
  depreciation of investments                          684,192      10,921       5,531,269       134,637       52,802
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,198,272      24,014       7,944,276       146,809      103,173
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             257,748          --      63,033,750         2,451          581
Net transfers(1)                                       131,771      18,540       8,118,582       (44,638)      22,808
Adjustments to net assets allocated to contracts
  in payout period                                        (365)         --              --          (945)          --
Contract terminations:
    Surrender benefits and contract charges           (656,103)    (28,205)     (5,472,762)   (1,156,876)    (771,640)
    Death benefits                                     (63,881)         --        (675,439)      (20,885)     (71,650)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (330,830)     (9,665)     65,004,131    (1,220,893)    (819,901)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      9,332,824     400,097      99,692,028     3,778,422    2,696,396
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $10,200,266    $414,446    $172,640,435   $ 2,704,338   $1,979,668
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               6,200,125     275,674      83,333,088     2,144,220    1,972,905
Contract purchase payments                             165,301          --      53,146,695         1,379          422
Net transfers(1)                                        76,095      12,765       6,570,552       (25,553)      16,569
Contract terminations:
    Surrender benefits and contract charges           (409,343)    (19,033)     (4,538,389)     (649,859)    (556,502)
    Death benefits                                     (36,753)         --        (568,582)      (11,546)     (51,452)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     5,995,425     269,406     137,943,364     1,458,641    1,381,942
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 248    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                     PUT VT        PUT VT        PUT VT         PUT VT         PUT VT
                                                   GLOBAL EQ,    GRO & INC,    GRO & INC,   HLTH SCIENCES,    HI YIELD,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CL IA        CL IA         CL IB           CL IB          CL IA



 OPERATIONS
Investment income (loss) -- net                    $  (10,002)  $   223,585   $    33,747     $  (35,998)    $   93,735
Net realized gain (loss) on sales of investments     (138,040)      173,902       316,374         48,355       (132,779)
Distributions from capital gains                           --            --       313,391             --             --
Net change in unrealized appreciation or
  depreciation of investments                         390,603       570,281     1,047,982         28,924        154,118
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     242,561       967,768     1,711,494         41,281        115,074
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              1,818         6,044       109,089         98,444          1,394
Net transfers(1)                                      (10,183)      (91,204)     (204,503)       199,488        (16,790)
Adjustments to net assets allocated to contracts
  in payout period                                         --          (829)            5             --           (402)
Contract terminations:
    Surrender benefits and contract charges          (454,873)   (2,020,547)   (1,498,383)      (134,558)      (364,662)
    Death benefits                                     (5,831)     (111,633)     (297,026)        (6,020)       (16,660)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (469,069)   (2,218,169)   (1,890,818)       157,354       (397,120)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,359,093     8,139,094    13,318,018      3,042,973      1,528,894
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,132,585   $ 6,888,693   $13,138,694     $3,241,608     $1,246,848
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,148,346     3,344,972    11,027,955      2,461,304        870,415
Contract purchase payments                              1,410         2,385        87,251         84,699            774
Net transfers(1)                                       (8,102)      (35,328)     (217,430)       161,445         (9,463)
Contract terminations:
    Surrender benefits and contract charges          (351,009)     (796,939)   (1,130,171)      (109,641)      (201,882)
    Death benefits                                     (4,730)      (43,923)     (244,384)        (5,095)        (9,103)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      785,915     2,471,167     9,523,221      2,592,712        650,741
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    249

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                    PUT VT      PUT VT       PUT VT          PUT VT           PUT VT
                                                   HI YIELD,     INC,       INTL EQ,    INTL GRO & INC,   INTL NEW OPP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 CL IB       CL IB       CL IB           CL IB            CL IB



 OPERATIONS
Investment income (loss) -- net                   $   75,197   $  6,398   $  (221,917)      $   (29)        $    1,545
Net realized gain (loss) on sales of investments     (78,859)      (601)    1,213,317            48            182,268
Distributions from capital gains                          --         --            --            --                 --
Net change in unrealized appreciation or
  depreciation of investments                         97,619      2,159     5,795,878         2,619            352,113
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     93,957      7,956     6,787,278         2,638            535,926
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               265         75       281,460            --              5,358
Net transfers(1)                                       5,008     13,142       662,144            --           (135,968)
Adjustments to net assets allocated to contracts
  in payout period                                        --         --        (2,516)           --                 --
Contract terminations:
    Surrender benefits and contract charges         (379,040)   (11,514)   (2,586,505)          (10)          (213,477)
    Death benefits                                   (30,052)    (2,639)     (251,725)           --            (17,033)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (403,819)      (936)   (1,897,142)          (10)          (361,120)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,279,897    257,599    27,052,514        10,374          2,326,906
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  970,035   $264,619   $31,942,650       $13,002         $2,501,712
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               973,590    224,304    26,955,078         7,956          2,873,024
Contract purchase payments                               199         --       274,006            --              5,171
Net transfers(1)                                       3,794     11,190       575,187            --           (142,791)
Contract terminations:
    Surrender benefits and contract charges         (278,506)    (9,106)   (2,495,326)           (8)          (225,357)
    Death benefits                                   (22,018)    (2,407)     (241,004)           --            (17,979)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     677,059    223,981    25,067,941         7,948          2,492,068
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 250    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                        PUT VT       PUT VT       PUT VT        PUT VT       PUT VT
                                                       NEW OPP,    RESEARCH,   SM CAP VAL,      VISTA,      VOYAGER,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    CL IA        CL IB        CL IB         CL IB        CL IA



 OPERATIONS
Investment income (loss) -- net                      $   (47,654)   $ (2,939)  $  (167,719)  $  (171,845)  $  (6,877)
Net realized gain (loss) on sales of investments        (107,043)      2,909        13,509       (38,674)   (126,910)
Distributions from capital gains                              --          --        63,205            --          --
Net change in unrealized appreciation or
  depreciation of investments                            428,328      39,948     2,253,027       702,723     157,087
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        273,631      39,918     2,162,022       492,204      23,300
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 5,530       1,194    26,785,084       100,203       1,767
Net transfers(1)                                         (92,924)      8,132     6,491,053      (714,884)      6,383
Adjustments to net assets allocated to contracts in
  payout period                                              (43)         --            --        (1,659)        (65)
Contract terminations:
    Surrender benefits and contract charges           (1,136,252)     (9,402)     (219,520)   (1,031,353)   (265,742)
    Death benefits                                       (11,520)         --       (43,444)     (137,315)     (2,509)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,235,209)        (76)   33,013,173    (1,785,008)   (260,166)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        4,419,681     402,329       388,963    13,430,990     819,802
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 3,458,103    $442,171   $35,564,158   $12,138,186   $ 582,936
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,187,246     359,983       310,975    19,959,706     603,808
Contract purchase payments                                 2,653       1,015    20,975,936       122,950       1,340
Net transfers(1)                                         (44,678)      6,812     4,690,407    (1,006,883)      4,831
Contract terminations:
    Surrender benefits and contract charges             (544,679)     (8,015)     (162,696)   (1,645,169)   (196,362)
    Death benefits                                        (5,545)         --       (32,135)     (201,670)     (1,846)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,594,997     359,795    25,782,487    17,228,934     411,771
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    251

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                     PUT VT
                                                    VOYAGER,       RVS VP        RVS VP        RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  CL IB         BAL        CASH MGMT      DIV BOND      DIV EQ INC



 OPERATIONS
Investment income (loss) -- net                    $  (38,971)  $   104,470   $   915,985   $  2,308,571   $   (329,333)
Net realized gain (loss) on sales of investments     (621,794)     (173,153)            6       (100,072)       850,322
Distributions from capital gains                           --       537,680            --             --     13,375,322
Net change in unrealized appreciation or
  depreciation of investments                         751,003       694,078            22      1,473,958     12,115,045
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      90,238     1,163,075       916,013      3,682,457     26,011,356
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              3,230        70,438     5,982,332    114,432,866    131,265,012
Net transfers(1)                                     (131,671)      699,089     8,607,789     39,380,678      4,905,421
Adjustments to net assets allocated to contracts
  in payout period                                         --          (875)       (4,747)          (972)        (9,785)
Contract terminations:
    Surrender benefits and contract charges          (710,062)   (2,097,627)   (9,329,749)    (4,620,052)    (6,517,619)
    Death benefits                                    (74,677)     (305,145)   (1,027,071)      (698,403)      (792,882)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (913,180)   (1,634,120)    4,228,554    148,494,117    128,850,147
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     3,442,521    10,142,749    28,914,068     38,122,967     88,882,482
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,619,579   $ 9,671,704   $34,058,635   $190,299,541   $243,743,985
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,658,352     7,089,273    26,656,964     30,043,060     60,232,909
Contract purchase payments                              2,523        65,326     5,938,475    106,691,436     85,336,156
Net transfers(1)                                     (106,363)      622,575     8,207,387     36,018,153      3,013,519
Contract terminations:
    Surrender benefits and contract charges          (549,178)   (1,157,798)   (8,205,310)    (3,542,043)    (3,987,065)
    Death benefits                                    (59,554)     (238,809)     (958,444)      (512,243)      (487,312)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,945,780     6,380,567    31,639,072    168,698,363    144,108,207
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 252    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                                   RVS VP
                                                   RVS VP     GLOBAL INFLATION     RVS VP         RVS VP         RVS VP
PERIOD ENDED DEC. 31, 2006 (CONTINUED)           EMER MKTS       PROT SEC(3)         GRO      HI YIELD BOND     INC OPP



 OPERATIONS
Investment income (loss) -- net                 $  (855,012)    $  1,614,130     $   (4,916)   $ 2,296,991    $   556,416
Net realized gain (loss) on sales of
  investments                                     1,446,540           13,750        (23,385)        31,584          3,415
Distributions from capital gains                  9,760,867            3,372             --             --          2,785
Net change in unrealized appreciation or
  depreciation of investments                     8,899,989       (1,679,423)        99,121      1,232,722        678,959
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      19,252,384          (48,171)        70,820      3,561,297      1,241,575
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       38,889,652       84,336,124          8,404     20,753,765     30,391,504
Net transfers(1)                                 (9,083,342)      28,071,936        (25,382)     1,259,338     11,087,231
Adjustments to net assets allocated to
  contracts in payout period                             --             (364)            --             --             --
Contract terminations:
    Surrender benefits and contract charges      (3,229,040)        (835,365)       (36,592)    (2,462,929)      (318,799)
    Death benefits                                 (297,347)        (115,153)      (109,832)      (256,767)       (50,895)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   26,279,923      111,457,178       (163,402)    19,293,407     41,109,041
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  43,465,853               --        846,973     28,933,331         75,977
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $88,998,160     $111,409,007     $  754,391    $51,788,035    $42,426,593
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           27,965,287               --      1,408,852     25,254,011         52,047
Contract purchase payments                       23,671,108       82,410,158          8,789     17,678,910     27,258,666
Net transfers(1)                                 (4,786,516)      27,147,593        (71,691)     1,014,427      9,583,704
Contract terminations:
    Surrender benefits and contract charges      (1,924,203)        (787,330)       (54,894)    (2,063,330)      (258,606)
    Death benefits                                 (167,512)        (113,072)      (201,800)      (216,890)       (44,864)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 44,758,164      108,657,349      1,089,256     41,667,128     36,590,947
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    253

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                     RVS VP        RVS VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                INTL OPP      LG CAP EQ    LG CAP VAL   MID CAP GRO     S&P 500



 OPERATIONS
Investment income (loss) -- net                    $   11,627   $   (430,480)   $   (449)    $ (113,612)  $    29,287
Net realized gain (loss) on sales of investments      (37,620)     2,228,958         630         19,755       429,556
Distributions from capital gains                           --             --       7,245        513,518        95,596
Net change in unrealized appreciation or
  depreciation of investments                         522,540     10,543,042      14,506       (672,540)    2,137,624
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     496,547     12,341,520      21,932       (252,879)    2,692,063
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             77,092      2,079,366      16,337        160,544       209,300
Net transfers(1)                                      (31,384)     9,992,953        (593)     3,280,965        85,167
Adjustments to net assets allocated to contracts
  in payout period                                       (512)        13,688          --          2,345        (5,073)
Contract terminations:
    Surrender benefits and contract charges          (466,101)    (7,021,816)     (2,541)      (887,505)   (1,079,368)
    Death benefits                                    (14,377)      (600,852)         --        (48,178)     (176,561)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (435,282)     4,463,339      13,203      2,508,171      (966,535)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,378,138     85,539,687     116,961      6,201,945    20,130,413
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,439,403   $102,344,546    $152,096     $8,457,237   $21,855,941
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,685,554     90,003,612     102,726      4,660,106    20,791,999
Contract purchase payments                             56,663      2,137,664      13,623        121,025       197,717
Net transfers(1)                                      (23,345)    10,963,477        (378)     2,223,064        (2,665)
Contract terminations:
    Surrender benefits and contract charges          (288,422)    (6,621,172)     (2,043)      (657,373)   (1,083,133)
    Death benefits                                     (8,864)      (583,682)         --        (35,819)     (150,340)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,421,586     95,899,899     113,928      6,311,003    19,753,578
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 254    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                                                                              ROYCE
                                                   RVS VP         RVS VP         RVS VP        RVS VP      MICRO-CAP,
YEAR ENDED DEC. 31, 2006 (CONTINUED)             SELECT VAL   SHORT DURATION   SM CAP ADV    SM CAP VAL     INVEST CL



 OPERATIONS
Investment income (loss) -- net                    $   124      $ 1,026,403    $  (73,958)  $ (1,125,912)  $  (64,912)
Net realized gain (loss) on sales of
  investments                                           23         (206,888)      184,873      1,456,838      249,320
Distributions from capital gains                     3,228               --       642,996      9,153,715      246,249
Net change in unrealized appreciation or
  depreciation of investments                         (310)         218,527      (271,489)     4,556,441      382,907
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    3,065        1,038,042       482,422     14,041,082      813,564
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           9,929        8,229,359        33,799     22,480,595       17,958
Net transfers(1)                                     3,989        1,808,062      (368,830)   (14,510,189)     (80,909)
Adjustments to net assets allocated to
  contracts in payout period                            --           (9,785)           --             --           --
Contract terminations:
    Surrender benefits and contract charges            (93)      (4,417,026)     (383,530)    (3,852,644)    (383,770)
    Death benefits                                      --         (338,392)     (170,774)      (443,096)    (100,979)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      13,825        5,272,218      (889,335)     3,674,666     (547,700)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     18,233       41,599,182     5,359,119     70,303,184    4,494,285
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $35,123      $47,909,442    $4,952,206   $ 88,018,932   $4,760,149
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              15,818       37,202,146     4,221,517     54,044,169    1,872,348
Contract purchase payments                           7,999        7,787,689        25,015     16,122,913        6,151
Net transfers(1)                                     3,494        1,600,600      (293,945)    (9,894,922)     (32,430)
Contract terminations:
    Surrender benefits and contract charges            (27)      (3,872,087)     (288,362)    (2,693,227)    (144,867)
    Death benefits                                      --         (303,571)     (126,106)      (303,924)     (40,170)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    27,284       42,414,777     3,538,119     57,275,009    1,661,032
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    255

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                        ROYCE                                STI CVT       STI CVT
                                                       SM-CAP,      STI CVT      STI CVT    INVEST GR      LG CAP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                  INVEST CL    CAP APPR      INTL EQ       BOND     RELATIVE VAL



 OPERATIONS
Investment income (loss) -- net                      $  (52,766)  $  (60,751)  $    2,074    $ 16,207    $    2,404
Net realized gain (loss) on sales of investments        301,011       53,489        2,606        (470)        8,327
Distributions from capital gains                        151,525      330,989           --          --       137,239
Net change in unrealized appreciation or
  depreciation of investments                            53,959      154,896      126,152       2,087       140,682
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       453,729      478,623      130,832      17,824       288,652
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               17,631      937,458      737,950       2,100     2,008,360
Net transfers(1)                                       (336,999)    (744,372)     354,694      73,046       944,348
Adjustments to net assets allocated to contracts in
  payout period                                              --           --           --          --            --
Contract terminations:
    Surrender benefits and contract charges            (371,361)    (209,136)      (7,240)    (20,818)      (37,561)
    Death benefits                                     (182,329)     (14,598)        (440)         --        (1,088)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (873,058)     (30,648)   1,084,964      54,328     2,914,059
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       3,740,287    4,843,213      143,001     545,408       680,689
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $3,320,958   $5,291,188   $1,358,797    $617,560    $3,883,400
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,527,239    4,248,216       75,795     516,478       465,049
Contract purchase payments                                6,470      798,377      521,817          91     1,540,461
Net transfers(1)                                       (130,689)    (614,828)     205,832      70,035       645,715
Contract terminations:
    Surrender benefits and contract charges            (141,728)    (185,515)      (4,165)    (19,751)      (24,488)
    Death benefits                                      (72,429)     (11,759)        (212)         --          (683)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,188,863    4,234,491      799,067     566,853     2,626,054
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 256    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      -------------------------------------------------------------
                                                       STI CVT    STI CVT     STI CVT                    VANK LIT
                                                       LG CAP     MID-CAP     SM CAP      THIRD AVE      COMSTOCK,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   VAL EQ       EQ        VAL EQ         VAL           CL II



 OPERATIONS
Investment income (loss) -- net                       $   (190)  $ (2,236)  $  (47,372)  $   (17,405)  $ (1,451,563)
Net realized gain (loss) on sales of investments        10,624      2,333       43,493       549,935        615,614
Distributions from capital gains                            --     17,862    1,182,297       235,946     11,610,001
Net change in unrealized appreciation or
  depreciation of investments                          123,253      2,259     (525,528)      (42,596)    22,880,724
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           133,687     20,218      652,890       725,880     33,654,776
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  75         75    1,417,403        11,068    135,899,074
Net transfers(1)                                        (3,950)    20,662     (302,879)       16,564     (8,796,914)
Adjustments to net assets allocated to contracts in
  payout period                                             --         --           --             5         (1,467)
Contract terminations:
    Surrender benefits and contract charges            (23,159)    (6,225)    (159,106)     (896,126)    (9,611,148)
    Death benefits                                     (10,535)        --      (16,162)     (196,192)    (1,317,978)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (37,569)    14,512      939,256    (1,064,681)   116,171,567
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        666,696    214,516    4,055,762     5,967,315    162,336,554
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $762,814   $249,246   $5,647,908   $ 5,628,514   $312,162,897
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 460,606    130,386    2,563,699     2,399,488    121,403,702
Contract purchase payments                                  --         --      946,665         4,215     99,388,574
Net transfers(1)                                        (2,484)    11,497     (157,144)       (7,463)    (6,133,673)
Contract terminations:
    Surrender benefits and contract charges            (14,684)    (3,592)     (97,205)     (340,206)    (6,814,066)
    Death benefits                                      (6,888)        --       (8,002)      (78,185)      (923,386)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       436,550    138,291    3,248,013     1,977,849    206,921,151
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    257

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                  VANK LIT       VANK UIF         VANK UIF
                                                 GRO & INC,   U.S. REAL EST,   U.S. REAL EST,      WANGER        WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)                CL II          CL I             CL II       INTL SM CAP    U.S. SM CO



 OPERATIONS
Investment income (loss) -- net                  $  (21,316)    $   (6,947)      $   (38,664)   $  (729,293)  $  (760,252)
Net realized gain (loss) on sales of
  investments                                        89,136        143,313           327,049      1,044,335       655,013
Distributions from capital gains                    382,886        172,460           368,619             --     1,434,226
Net change in unrealized appreciation or
  depreciation of investments                       371,744        495,912           985,123     17,208,013     1,477,670
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   822,450        804,738         1,642,127     17,523,055     2,806,657
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          122,585         18,264         1,628,787     40,373,188    18,586,430
Net transfers(1)                                    314,868         11,069        (1,281,718)    (7,984,863)   (3,542,885)
Adjustments to net assets allocated to
  contracts in payout period                             --             --                --             --            --
Contract terminations:
    Surrender benefits and contract charges        (305,487)      (183,971)         (247,920)    (2,261,200)   (2,160,408)
    Death benefits                                 (140,414)       (22,147)          (55,710)      (327,376)     (274,124)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (8,448)      (176,785)           43,439     29,799,749    12,609,013
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   5,780,519      2,270,519         4,462,035     36,841,374    38,708,971
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $6,594,521     $2,898,472       $ 6,147,601    $84,164,178   $54,124,641
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            3,937,416      1,136,457         2,828,196     26,573,625    29,809,556
Contract purchase payments                           77,246          7,613           940,959     26,218,033    14,077,575
Net transfers(1)                                    196,256          7,084          (674,117)    (4,631,845)   (2,504,618)
Contract terminations:
    Surrender benefits and contract charges        (203,923)       (76,346)         (135,329)    (1,390,886)   (1,618,762)
    Death benefits                                  (91,626)        (9,683)          (31,370)      (193,621)     (204,396)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,915,369      1,065,125         2,928,339     46,575,306    39,559,355
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 258    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                 WF ADV VT       WF ADV VT      WF ADV VT     WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)            ASSET ALLOC   C&B LG CAP VAL      EQ INC      INTL CORE   LG CO CORE



 OPERATIONS
Investment income (loss) -- net                 $   263,549     $    4,683     $       903   $    9,123   $  (14,685)
Net realized gain (loss) on sales of
  investments                                       238,882        123,161         797,861      101,006        2,145
Distributions from capital gains                    340,056             --          57,353      124,160           --
Net change in unrealized appreciation or
  depreciation of investments                     2,158,565        820,260       2,977,344      330,887      274,640
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       3,001,052        948,104       3,833,461      565,176      262,100
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           51,845         34,018         338,906       35,520       57,426
Net transfers(1)                                   (698,886)       634,751      (2,152,361)     202,750      (60,042)
Adjustments to net assets allocated to
  contracts in payout period                        (13,046)            --              --           --           --
Contract terminations:
    Surrender benefits and contract charges      (3,784,641)      (432,082)     (2,102,404)    (212,434)    (354,552)
    Death benefits                                 (411,122)       (38,087)       (189,586)     (11,549)     (32,878)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (4,855,850)       198,600      (4,105,445)      14,287     (390,046)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  31,846,365      4,510,260      24,862,603    2,929,159    2,143,272
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $29,991,567     $5,656,964     $24,590,619   $3,508,622   $2,015,326
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           30,389,862      4,339,391      21,111,731    3,442,019    3,340,813
Contract purchase payments                           48,130         29,631         281,742       29,172       72,085
Net transfers(1)                                   (754,101)       562,824      (1,677,932)     226,512      (85,193)
Contract terminations:
    Surrender benefits and contract charges      (3,513,150)      (385,624)     (1,683,585)    (227,432)    (539,174)
    Death benefits                                 (387,433)       (35,744)       (156,189)     (13,488)     (51,244)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 25,783,308      4,510,478      17,875,767    3,456,783    2,737,287
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    259

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                         ------------------------------------------------------
                                                                                                     WF ADV VT
                                                          WF ADV VT     WF ADV VT     WF ADV VT    TOTAL RETURN
YEAR ENDED DEC. 31, 2006 (CONTINUED)                      LG CO GRO     MONEY MKT     SM CAP GRO       BOND



 OPERATIONS
Investment income (loss) -- net                          $  (884,320)  $   322,943   $   (88,663)   $ 1,096,413
Net realized gain (loss) on sales of investments            (439,000)         (152)      (61,912)       (71,490)
Distributions from capital gains                                  --            --       153,328             --
Net change in unrealized appreciation or depreciation
  of investments                                           1,773,319        (1,275)    1,187,485        131,836
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 449,999       321,516     1,190,238      1,156,759
---------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 9,975,566       706,454        53,558     29,533,236
Net transfers(1)                                          (3,209,169)    1,614,148      (129,359)     8,744,157
Adjustments to net assets allocated to contracts in
  payout period                                                   --        (7,527)           --             --
Contract terminations:
    Surrender benefits and contract charges               (4,148,147)   (2,692,269)     (572,219)    (2,014,119)
    Death benefits                                          (648,102)     (438,622)      (37,815)      (420,801)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             1,970,148      (817,816)     (685,835)    35,842,473
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           52,951,515    11,260,810     5,929,424     26,183,573
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $55,371,662   $10,764,510   $ 6,433,827    $63,182,805
---------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    69,393,882    10,781,216    14,211,173     21,844,898
Contract purchase payments                                11,549,812       688,749       108,892     25,352,599
Net transfers(1)                                          (4,230,137)    1,493,944      (272,350)     7,320,123
Contract terminations:
    Surrender benefits and contract charges               (5,817,575)   (2,548,618)   (1,233,675)    (1,676,184)
    Death benefits                                          (836,577)     (419,159)      (87,116)      (346,478)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          70,059,405     9,996,132    12,726,924     52,494,958
---------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life's fixed account.

   (2) For the period April 28, 2006 (commencement of operations) to Dec. 31, 2006.

   (3) For the period May 1, 2006 (commencement of operations) to Dec. 31, 2006.

See accompanying notes to financial statements.


 260    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                        AIM VI        AIM VI       AIM VI       AIM VI       AIM VI
                                                      BASIC VAL,    CAP APPR,     CAP APPR,    CAP DEV,     CAP DEV,
YEAR ENDED DEC. 31, 2005                                SER II        SER I        SER II        SER I       SER II



 OPERATIONS
Investment income (loss) -- net                      $  (639,441)  $  (232,889)  $  (22,738)  $  (34,227)  $  (34,868)
Net realized gain (loss) on sales of investments         306,661      (276,218)      14,328      116,368       41,680
Distributions from capital gains                         517,557            --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                          1,756,682     1,652,252      114,549       73,473      192,860
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,941,459     1,143,145      106,139      155,614      199,672
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            13,059,246        20,921      158,750        2,562      295,052
Net transfers(1)                                       1,074,649      (966,447)      (6,385)     (55,108)     (61,385)
Adjustments to net assets allocated to contracts in
  payout period                                               --            --           --           --           --
Contract terminations:
    Surrender benefits and contract charges           (1,725,579)   (1,997,248)     (60,189)    (445,144)     (60,908)
    Death benefits                                      (382,405)     (187,745)          --      (49,059)     (12,204)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        12,025,911    (3,130,519)      92,176     (546,749)     160,555
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       32,094,878    19,204,384    1,366,184    2,466,509    2,290,274
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $46,062,248   $17,217,010   $1,564,499   $2,075,374   $2,650,501
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                27,186,218    28,315,724    1,206,504    2,146,147    1,813,584
Contract purchase payments                            11,243,583        33,639      155,640        7,139      234,005
Net transfers(1)                                         895,678    (1,323,107)      (6,972)     (48,811)     (47,355)
Contract terminations:
    Surrender benefits and contract charges           (1,459,793)   (2,977,789)     (53,066)    (361,160)     (49,819)
    Death benefits                                      (330,278)     (279,109)          --      (40,895)      (7,368)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      37,535,408    23,769,358    1,302,106    1,702,420    1,943,047
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    261

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                   AIM VI       AIM VI          AIM VI           AB VPS        AB VPS
                                                  CORE EQ,     INTL GRO,   MID CAP CORE EQ,   BAL SHARES,   GLOBAL TECH,
YEAR ENDED DEC. 31, 2005 (CONTINUED)               SER I         SER I          SER II            CL B          CL B



 OPERATIONS
Investment income (loss) -- net                 $    (1,019)  $  (19,824)     $  (99,111)      $   15,817    $   (84,890)
Net realized gain (loss) on sales of
  investments                                      (164,861)      (4,883)         23,982            9,033       (142,771)
Distributions from capital gains                         --           --         254,593               --             --
Net change in unrealized appreciation or
  depreciation of investments                       316,027      402,556         281,630           10,384        332,366
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         150,147      377,849         461,094           35,234        104,705
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            3,632        4,726       3,796,528           97,054         58,478
Net transfers(1)                                   (163,406)     (83,194)        (24,513)         104,710       (190,204)
Adjustments to net assets allocated to
  contracts in payout period                             --           --              --               --             --
Contract terminations:
    Surrender benefits and contract charges        (861,491)    (469,195)       (266,168)         (46,338)      (233,805)
    Death benefits                                  (82,192)     (42,045)        (49,747)              --        (80,967)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (1,103,457)    (589,708)      3,456,100          155,426       (446,498)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   5,069,869    2,791,155       4,305,642        1,385,969      6,721,652
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 4,116,559   $2,579,296      $8,222,836       $1,576,629    $ 6,379,859
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            4,187,731    2,222,895       4,000,811        1,189,351     13,280,216
Contract purchase payments                            2,993        3,655       3,554,931           85,627         77,937
Net transfers(1)                                   (135,749)     (64,186)        (20,927)          91,007       (401,314)
Contract terminations:
    Surrender benefits and contract charges        (712,318)    (362,902)       (243,240)         (39,006)      (495,721)
    Death benefits                                  (68,558)     (33,513)        (45,580)              --       (182,856)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,274,099    1,765,949       7,245,995        1,326,979     12,278,262
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 262    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                    AB VPS        AB VPS        AB VPS           AB VP           AC VP
                                                  GRO & INC,    INTL VAL,    LG CAP GRO,   U.S. GOVT/HI GR,   INC & GRO,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                 CL B          CL B          CL B            CL B            CL I



 OPERATIONS
Investment income (loss) -- net                  $    (1,183)  $  (451,263)  $  (177,364)     $   49,821      $   10,754
Net realized gain (loss) on sales of
  investments                                        434,561       129,527       (97,415)        (10,344)          9,250
Distributions from capital gains                          --       519,625            --         110,628              --
Net change in unrealized appreciation or
  depreciation of investments                        587,706     6,649,093     1,958,544        (140,385)         39,881
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  1,021,084     6,846,982     1,683,765           9,720          59,885
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           765,213    44,963,389        73,591          21,518           1,455
Net transfers(1)                                     183,076    (2,493,779)       44,685         (13,442)         91,475
Adjustments to net assets allocated to
  contracts in payout period                            (796)           --            --              --              32
Contract terminations:
    Surrender benefits and contract charges       (1,725,301)   (1,185,325)     (568,794)       (189,890)       (266,474)
    Death benefits                                  (187,388)     (204,450)      (98,253)       (121,251)        (11,922)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (965,196)   41,079,835      (548,771)       (303,065)       (185,434)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   32,020,505    16,439,213    13,350,993       3,984,241       2,003,510
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $32,076,393   $64,366,030   $14,485,987      $3,690,896      $1,877,961
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            29,459,200    13,749,624    21,459,011       3,184,648       1,530,301
Contract purchase payments                           617,757    36,248,396       113,019          17,818           1,122
Net transfers(1)                                     101,665    (1,898,181)      (42,277)        (10,322)         70,524
Contract terminations:
    Surrender benefits and contract charges       (1,590,069)     (953,526)     (920,840)       (149,398)       (202,859)
    Death benefits                                  (168,644)     (164,955)     (161,559)        (95,070)         (8,899)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  28,419,909    46,981,358    20,447,354       2,947,676       1,390,189
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    263

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                      ---------------------------------------------------------------
                                                           AC VP         AC VP       AC VP         AC VP       AC VP
                                                      INFLATION PROT,    INTL,       ULTRA,        VAL,        VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                       CL II         CL II       CL II         CL I        CL II



 OPERATIONS
Investment income (loss) -- net                         $  2,181,428    $  (189)  $  (423,342)  $  (10,820)  $ (2,319)
Net realized gain (loss) on sales of investments              (2,302)        58        28,789       52,809     (1,338)
Distributions from capital gains                              25,475         --            --      203,749     24,843
Net change in unrealized appreciation or
  depreciation of investments                             (2,155,659)     2,691     1,402,877     (174,159)   (12,158)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  48,942      2,560     1,008,324       71,579      9,028
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                79,712,658         --    30,006,680        1,368    140,678
Net transfers(1)                                           4,310,120        (17)      593,097      128,485    (11,261)
Adjustments to net assets allocated to contracts in
  payout period                                                   --         --            --           --         --
Contract terminations:
    Surrender benefits and contract charges               (2,492,687)        --      (811,987)    (249,059)   (12,697)
    Death benefits                                          (456,401)        --      (134,655)      (7,240)        --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            81,073,690        (17)   29,653,135     (126,446)   116,720
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           33,096,835     23,090    11,294,244    2,044,305    147,426
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $114,219,467    $25,633   $41,955,703   $1,989,438   $273,174
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    31,469,850     19,885    10,636,640    1,162,630    134,531
Contract purchase payments                                75,974,404         --    29,086,089          781    129,801
Net transfers(1)                                           4,150,882         --       608,539       74,036    (10,262)
Contract terminations:
    Surrender benefits and contract charges               (2,405,746)        --      (785,347)    (140,940)   (11,657)
    Death benefits                                          (436,804)        --      (132,742)      (4,182)        --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         108,752,586     19,885    39,413,179    1,092,325    242,413
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 264    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     BARON          COL            COL           COL           COL
                                                  CAP ASSET,   ASSET ALLOC,   FEDERAL SEC,   LG CAP GRO,   SM CAP VAL,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                INS         VS CL A        VS CL A      VS CL A(2)     VS CL B



 OPERATIONS
Investment income (loss) -- net                   $  (43,377)    $ 10,663      $   77,799     $   (4,505)    $ (2,020)
Net realized gain (loss) on sales of investments     143,142       12,612          (2,180)          (724)       3,205
Distributions from capital gains                          --           --           5,848             --          263
Net change in unrealized appreciation or
  depreciation of investments                        (44,027)      18,743         (56,913)        48,483        3,390
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     55,738       42,018          24,554         43,254        4,838
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               197        5,646           2,295          1,590       36,440
Net transfers(1)                                      50,528        1,420          12,246      1,151,050       (2,622)
Adjustments to net assets allocated to contracts
  in payout period                                        --           --              --             --           --
Contract terminations:
    Surrender benefits and contract charges         (315,934)     (41,102)       (109,652)       (30,017)     (21,078)
    Death benefits                                   (33,082)      (4,499)         (6,503)        (2,686)          --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (298,291)     (38,535)       (101,614)     1,119,937       12,740
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    3,022,231      834,359       1,895,574             --      108,274
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $2,779,678     $837,842      $1,818,514     $1,163,191     $125,852
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             2,038,439      639,717       1,822,993             --       91,344
Contract purchase payments                               124        4,264           2,203          2,031       31,629
Net transfers(1)                                      30,179        1,084          11,623      1,150,356       (2,206)
Contract terminations:
    Surrender benefits and contract charges         (206,550)     (31,184)       (104,588)       (29,986)     (18,080)
    Death benefits                                   (21,822)      (3,411)         (6,214)        (2,684)          --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   1,840,370      610,470       1,726,017      1,119,717      102,687
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    265

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------
                                                       COL         CS         DREY IP        DREY IP      DREY SOC
                                                   SM CO GRO,    MID-CAP   MIDCAP STOCK,    TECH GRO,     RESP GRO,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                 VS CL A      CORE          SERV           SERV         INIT



 OPERATIONS
Investment income (loss) -- net                     $ (2,978)   $ (5,520)     $ (1,610)    $  (172,787)  $  (31,413)
Net realized gain (loss) on sales of investments       6,387       5,014           758          17,868     (116,449)
Distributions from capital gains                          --          --           401              --           --
Net change in unrealized appreciation or
  depreciation of investments                            105      18,665        10,860         988,549      188,758
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      3,514      18,159        10,409         833,630       40,896
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               468          --        42,817      11,534,106       23,083
Net transfers(1)                                      (1,950)    (18,845)       20,332          83,773     (106,673)
Adjustments to net assets allocated to contracts
  in payout period                                        --          --            --              --           --
Contract terminations:
    Surrender benefits and contract charges          (10,826)     (8,149)          (15)       (327,461)    (219,931)
    Death benefits                                        --          --            --         (39,039)      (7,886)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (12,308)    (26,994)       63,134      11,251,379     (311,407)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      260,041     366,435        50,494       4,863,092    2,420,115
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $251,247    $357,600      $124,037     $16,948,101   $2,149,604
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               157,369     455,376        43,239       4,725,362    3,768,222
Contract purchase payments                               294          --        39,125      11,705,914       33,673
Net transfers(1)                                      (1,125)    (21,973)       18,445         120,423     (159,662)
Contract terminations:
    Surrender benefits and contract charges           (6,671)     (9,633)          (13)       (330,426)    (356,891)
    Death benefits                                        --          --            --         (40,073)     (12,947)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     149,867     423,770       100,796      16,181,200    3,272,395
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 266    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                     --------------------------------------------------------------
                                                     DREY VIF     DREY VIF     DREY VIF     DREY VIF        EG VA
                                                       APPR,    DISC STOCK,   INTL VAL,   SM CO STOCK,      BAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                   SERV         INIT         SERV         INIT          CL 2



 OPERATIONS
Investment income (loss) -- net                      $(10,967)   $  (4,452)    $ (3,845)    $   (448)    $   14,510
Net realized gain (loss) on sales of investments          898      (24,410)         170        2,479         34,024
Distributions from capital gains                           --           --        2,703        1,580             --
Net change in unrealized appreciation or
  depreciation of investments                          27,995       41,792       23,553       (3,444)        31,790
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      17,926       12,930       22,581          167         80,324
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            184,769          120      140,184          120         16,256
Net transfers(1)                                       (8,516)     (66,776)      20,397        7,023        126,738
Adjustments to net assets allocated to contracts in
  payout period                                            --           --           --           --             --
Contract terminations:
    Surrender benefits and contract charges            (1,974)      (5,657)      (1,395)     (19,525)      (144,490)
    Death benefits                                         --      (39,572)          --           --        (49,459)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        174,279     (111,885)     159,186      (12,382)       (50,955)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       537,925      368,255       77,619       27,011      2,230,594
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $730,130    $ 269,300     $259,386     $ 14,796     $2,259,963
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                522,579      427,692       66,477       17,470      1,886,004
Contract purchase payments                            179,855          139      122,499           79         14,675
Net transfers(1)                                       (8,242)     (76,514)      18,313        4,657        108,340
Contract terminations:
    Surrender benefits and contract charges            (1,491)      (6,496)        (724)     (12,589)      (121,106)
    Death benefits                                         --      (46,345)          --           --        (40,388)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      692,701      298,476      206,565        9,617      1,847,525
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    267

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     EG VA          EG VA          EG VA         EG VA         EG VA
                                                   CORE BOND,    FUNDAMENTAL    FUNDAMENTAL       GRO,        HI INC,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                  CL 2      LG CAP, CL 1   LG CAP, CL 2       CL 2          CL 2



 OPERATIONS
Investment income (loss) -- net                   $   938,010    $   (2,143)    $   (91,638)  $  (132,029)  $ 1,127,055
Net realized gain (loss) on sales of investments       (3,644)       40,967         189,029       164,161        (5,319)
Distributions from capital gains                       10,480            --              --            --            --
Net change in unrealized appreciation or
  depreciation of investments                        (708,751)      125,553       1,577,711     1,071,790    (1,121,225)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     236,095       164,377       1,675,102     1,103,922           511
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         17,804,180         3,441         173,328     3,269,270    11,175,706
Net transfers(1)                                    1,923,343       793,158       7,650,524     4,266,822       (52,834)
Adjustments to net assets allocated to contracts
  in payout period                                         --            --              --            --            --
Contract terminations:
    Surrender benefits and contract charges        (1,389,615)     (107,569)     (1,030,558)     (408,505)     (935,486)
    Death benefits                                   (256,557)     (112,047)       (104,938)      (66,998)     (197,315)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     18,081,351       576,983       6,688,356     7,060,589     9,990,071
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    28,299,874     1,094,740      11,050,211     4,587,507    15,564,815
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $46,617,320    $1,836,100     $19,413,669   $12,752,018   $25,555,397
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             26,478,073     1,042,505       8,483,607     3,182,719    12,567,029
Contract purchase payments                         16,830,694         3,167         136,148     2,460,101     9,609,843
Net transfers(1)                                    1,803,989       788,617       6,125,477     3,485,941           549
Contract terminations:
    Surrender benefits and contract charges        (1,297,544)     (100,806)       (771,363)     (293,782)     (762,640)
    Death benefits                                   (238,444)     (108,222)        (74,468)      (45,040)     (160,616)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   43,576,768     1,625,261      13,899,401     8,789,939    21,254,165
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 268    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                       EG VA        EG VA         EG VA        EG VA          EG VA
                                                     INTL EQ,      INTL EQ,      OMEGA,        OMEGA,     SPECIAL VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                   CL 1          CL 2         CL 1          CL 2          CL 1



 OPERATIONS
Investment income (loss) -- net                     $   30,646   $   214,544   $  (45,707)  $  (308,257)   $   (21,921)
Net realized gain (loss) on sales of investments        62,956       364,345       60,330       168,978        262,512
Distributions from capital gains                            --            --           --            --      1,130,327
Net change in unrealized appreciation or
  depreciation of investments                          246,913     2,102,360       71,273       965,262       (403,319)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      340,515     2,681,249       85,896       825,983        967,599
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              54,900     6,955,010       33,382    10,482,809        133,297
Net transfers(1)                                       441,623      (147,846)    (416,342)      257,232        434,592
Adjustments to net assets allocated to contracts
  in payout period                                         942            --         (465)           --             --
Contract terminations:
    Surrender benefits and contract charges            (79,212)     (838,151)    (295,288)     (986,637)      (542,248)
    Death benefits                                    (102,048)      (90,016)    (131,860)     (151,018)      (211,857)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         316,205     5,878,997     (810,573)    9,602,386       (186,216)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,036,129    15,026,596    4,991,436    17,904,716     10,440,328
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,692,849   $23,586,842   $4,266,759   $28,333,085    $11,221,711
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,654,717    10,746,737    6,723,093    13,573,718      5,818,355
Contract purchase payments                              44,547     5,116,449       46,912     8,687,338         71,859
Net transfers(1)                                       351,536       (97,286)    (575,739)      212,492        233,636
Contract terminations:
    Surrender benefits and contract charges            (62,516)     (586,265)    (408,708)     (778,546)      (292,683)
    Death benefits                                     (79,461)      (59,393)    (182,223)     (114,452)      (115,626)
----------------------------------------------------------------------------------------------------------------------
Unit outstanding at end of year                      1,908,823    15,120,242    5,603,335    21,580,550      5,715,541
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    269

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                       EG VA           EG VA            EG VA        FID VIP    FID VIP
                                                   SPECIAL VAL,   STRATEGIC INC,   STRATEGIC INC,     BAL,        BAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                   CL 2            CL 1             CL 2         SERV CL   SERV CL 2



 OPERATIONS
Investment income (loss) -- net                     $  (106,754)    $  251,459       $ 1,452,883    $  6,655    $  2,659
Net realized gain (loss) on sales of investments        358,755         36,599            (2,413)      2,141       1,644
Distributions from capital gains                      1,957,402         53,641           345,582         380         218
Net change in unrealized appreciation or
  depreciation of investments                          (597,085)      (449,090)       (2,556,005)     13,656       7,121
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,612,318       (107,391)         (759,953)     22,832      11,642
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,202,183        128,613        16,166,354       4,189       1,200
Net transfers(1)                                        444,763      1,214,646         1,528,052       5,326      35,615
Adjustments to net assets allocated to contracts
  in payout period                                           --         (5,185)               --          --          --
Contract terminations:
    Surrender benefits and contract charges            (594,493)      (393,682)       (1,196,063)    (23,448)     (5,067)
    Death benefits                                     (210,748)      (183,674)         (264,092)     (4,329)         --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          841,705        760,718        16,234,251     (18,262)     31,748
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      17,159,655      5,813,219        25,811,336     543,395     245,936
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $19,613,678     $6,466,546       $41,285,634    $547,965    $289,326
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               12,026,506      3,754,390        20,586,418     535,214     230,411
Contract purchase payments                              898,426         84,943        13,695,538       4,143       1,101
Net transfers(1)                                        278,923        804,572         1,260,036       5,312      34,041
Contract terminations:
    Surrender benefits and contract charges            (404,471)      (259,046)         (977,796)    (22,947)     (4,646)
    Death benefits                                     (138,468)      (120,508)         (208,596)     (4,285)         --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     12,660,916      4,264,351        34,355,600     517,437     260,907
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 270    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                      FID VIP        FID VIP       FID VIP      FID VIP      FID VIP
                                                    CONTRAFUND,    CONTRAFUND,    DYN APPR,   GRO & INC,   GRO & INC,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                  SERV CL       SERV CL 2     SERV CL 2     SERV CL     SERV CL 2



 OPERATIONS
Investment income (loss) -- net                     $  (180,211)  $ (1,826,250)  $  (20,080)  $   (4,732)   $ (2,107)
Net realized gain (loss) on sales of investments        515,035        805,362       17,435       45,335       2,609
Distributions from capital gains                          3,199         16,247           --           --          --
Net change in unrealized appreciation or
  depreciation of investments                         2,222,339     20,991,097      261,032      366,827      52,873
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     2,560,362     19,986,456      258,387      407,430      53,375
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              172,993    100,882,614          230       22,464       6,183
Net transfers(1)                                      1,193,938     (2,531,940)      35,376       (4,145)     85,553
Adjustments to net assets allocated to contracts
  in payout period                                         (630)            --           --           --          --
Contract terminations:
    Surrender benefits and contract charges          (1,172,188)    (4,741,325)     (74,589)    (355,327)    (30,946)
    Death benefits                                     (187,904)      (853,202)     (11,023)     (89,067)         --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            6,209     92,756,147      (50,006)    (426,075)     60,790
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      16,919,086     79,466,669    1,411,119    7,298,849     852,182
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $19,485,657   $192,209,272   $1,619,500   $7,280,204    $966,347
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               15,533,155     62,225,363    1,319,453    7,794,442     802,765
Contract purchase payments                              154,001     76,855,564          205       24,419       5,887
Net transfers(1)                                      1,018,216     (1,897,792)      30,536         (345)     79,715
Contract terminations:
    Surrender benefits and contract charges          (1,043,878)    (3,571,306)     (67,455)    (380,577)    (28,616)
    Death benefits                                     (167,904)      (640,906)     (10,815)     (97,639)         --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     15,493,590    132,970,923    1,271,924    7,340,300     859,751
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    271

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      -------------------------------------------------------------
                                                       FID VIP     FID VIP      FID VIP      FID VIP      FID VIP
                                                        GRO,        GRO,        HI INC,      HI INC,     INVEST GR,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                   SERV CL    SERV CL 2     SERV CL     SERV CL 2    SERV CL 2



 OPERATIONS
Investment income (loss) -- net                       $ (1,773)  $  (58,115)  $  532,287   $  291,841   $    32,931
Net realized gain (loss) on sales of investments        (4,340)      31,962       44,900        2,135       (15,702)
Distributions from capital gains                            --           --           --           --       338,891
Net change in unrealized appreciation or
  depreciation of investments                           15,536      238,419     (542,204)    (284,452)     (290,646)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             9,423      212,266       34,983        9,524        65,474
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --      176,929       27,579        1,854    37,451,291
Net transfers(1)                                         3,682       86,750     (595,224)    (158,740)    1,695,940
Adjustments to net assets allocated to contracts in
  payout period                                             --           --       (2,675)          --            --
Contract terminations:
    Surrender benefits and contract charges             (2,674)    (276,539)    (329,983)    (220,301)   (1,064,736)
    Death benefits                                          --     (113,761)     (92,699)     (55,205)     (268,888)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           1,008     (126,621)    (993,002)    (432,392)   37,813,607
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        214,575    5,452,476    4,554,670    2,418,821    12,898,102
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $225,006   $5,538,121   $3,596,651   $1,995,953   $50,777,183
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 280,473    5,258,422    4,554,967    1,935,229    12,495,802
Contract purchase payments                                  --      172,035       28,170        1,496    36,276,565
Net transfers(1)                                         4,761       99,915     (604,326)    (129,621)    1,680,324
Contract terminations:
    Surrender benefits and contract charges             (3,579)    (260,209)    (333,817)    (178,416)   (1,067,443)
    Death benefits                                          --     (123,187)     (94,707)     (44,282)     (261,367)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       281,655    5,146,976    3,550,287    1,584,406    49,123,881
-------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.


 272    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                     FID VIP       FID VIP       FID VIP      FID VIP     FTVIPT FRANK
                                                     MID CAP,      MID CAP,     OVERSEAS,    OVERSEAS,      INC SEC,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                 SERV CL      SERV CL 2      SERV CL     SERV CL 2        CL 2



 OPERATIONS
Investment income (loss) -- net                    $   117,532   $    27,872   $  (14,628)  $  (347,725)   $   591,849
Net realized gain (loss) on sales of investments     1,783,346     1,141,369       28,112       333,856        371,390
Distributions from capital gains                            --            --        8,019       101,069         88,911
Net change in unrealized appreciation or
  depreciation of investments                        3,748,858     6,593,576      227,751     5,129,979       (999,831)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    5,649,736     7,762,817      249,254     5,217,179         52,319
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             156,967    16,587,574        1,650    15,335,433      4,885,164
Net transfers(1)                                      (595,841)      860,639       55,850    (1,639,506)     2,062,797
Adjustments to net assets allocated to contracts
  in payout period                                      (5,524)           --           --            --             --
Contract terminations:
    Surrender benefits and contract charges         (2,167,732)   (1,893,752)    (131,341)   (1,014,025)    (2,305,126)
    Death benefits                                    (519,632)     (541,094)      (4,748)     (134,295)      (312,704)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (3,131,762)   15,013,367      (78,589)   12,547,607      4,330,131
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     36,010,835    39,968,594    1,554,854    16,647,191     25,848,490
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $38,528,809   $62,744,778   $1,725,519   $34,411,977    $30,230,940
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              19,740,119    26,173,888    1,907,244    13,724,085     18,267,961
Contract purchase payments                              79,639    11,063,862        2,057    12,676,575      4,022,573
Net transfers(1)                                      (324,051)      518,162       65,440    (1,299,290)     1,555,428
Contract terminations:
    Surrender benefits and contract charges         (1,117,257)   (1,181,613)    (159,863)     (826,390)    (1,728,668)
    Death benefits                                    (254,866)     (327,701)      (5,783)     (116,952)      (199,381)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    18,123,584    36,246,598    1,809,095    24,158,028     21,917,913
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    273

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
                                              FTVIPT FRANK     FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK       FTVIPT
                                            GLOBAL REAL EST,   RISING DIVD,    SM CAP VAL,    SM MID CAP    MUTUAL SHARES
YEAR ENDED DEC. 31, 2005 (CONTINUED)              CL 2             CL 2           CL 2         GRO, CL 2      SEC, CL 2



 OPERATIONS
Investment income (loss) -- net                $    (7,071)      $ (4,657)     $   (67,694)   $  (328,836)   $   (637,200)
Net realized gain (loss) on sales of
  investments                                      675,490          3,988          268,922        359,219       2,115,749
Distributions from capital gains                   927,966          3,891           66,221             --         459,138
Net change in unrealized appreciation or
  depreciation of investments                      169,750         15,958          525,596        785,163      10,128,813
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      1,766,135         19,180          793,045        815,546      12,066,500
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,503,563        338,342          275,119        410,444       2,848,860
Net transfers(1)                                   107,447        (24,439)       1,202,863       (541,966)      2,041,107
Adjustments to net assets allocated to
  contracts in payout period                            --             --               --         (1,832)             --
Contract terminations:
    Surrender benefits and contract
          charges                               (1,389,132)       (30,265)        (449,699)    (1,432,575)     (7,058,775)
    Death benefits                                (133,490)            --          (88,746)      (192,699)     (1,673,540)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                      88,388        283,638          939,537     (1,758,628)     (3,842,348)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 14,435,605        395,637       10,450,460     26,323,932     134,344,217
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $16,290,128       $698,455      $12,183,042    $25,380,850    $142,568,369
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           6,630,622        361,894        7,470,393     35,803,577      95,432,224
Contract purchase payments                         776,559        316,488          166,687        494,156       2,054,913
Net transfers(1)                                    54,138        (21,338)         804,842       (882,782)      1,465,616
Contract terminations:
    Surrender benefits and contract
          charges                                 (635,564)       (27,352)        (322,727)    (2,021,575)     (4,914,492)
    Death benefits                                 (62,296)            --          (70,765)      (281,866)     (1,142,352)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 6,763,459        629,692        8,048,430     33,111,510      92,895,909
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 274    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                      FTVIPT         FTVIPT        FTVIPT       FTVIPT       GS VIT
                                                  TEMP DEV MKTS     TEMP FOR    TEMP GLOBAL    TEMP GRO     CAP GRO,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                SEC, CL 2      SEC, CL 2     INC, CL 2     SEC, CL 2      INST



 OPERATIONS
Investment income (loss) -- net                     $      183    $   (34,862)  $ 1,233,363   $   (9,633)  $  (17,488)
Net realized gain (loss) on sales of investments        75,731        400,238       (15,855)      19,313       (2,649)
Distributions from capital gains                            --             --            --           --           --
Net change in unrealized appreciation or
  depreciation of investments                          225,299      1,816,402    (2,197,387)     175,919       33,537
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      301,213      2,181,778      (979,879)     185,599       13,400
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               3,307        479,599    31,034,011    1,119,595          288
Net transfers(1)                                       441,112      2,707,210     2,337,582      187,211      (73,629)
Adjustments to net assets allocated to contracts
  in payout period                                      (5,566)            --            --           --           --
Contract terminations:
    Surrender benefits and contract charges            (62,479)      (995,016)   (1,011,452)    (210,182)     (62,714)
    Death benefits                                     (93,917)      (219,553)     (194,620)          --      (16,774)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         282,457      1,972,240    32,165,521    1,096,624     (152,829)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,074,693     23,257,427    13,997,067    1,424,291    1,353,292
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,658,363    $27,411,445   $45,182,709   $2,706,514   $1,213,863
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 712,742     20,608,919    12,064,323    1,269,143    1,695,163
Contract purchase payments                               2,002        394,934    27,772,746      996,803          388
Net transfers(1)                                       271,778      2,328,050     2,122,151      167,800      (96,528)
Contract terminations:
    Surrender benefits and contract charges            (40,456)      (886,209)     (919,727)    (180,908)     (79,803)
    Death benefits                                     (62,239)      (200,951)     (176,148)          --      (21,808)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       883,827     22,244,743    40,863,345    2,252,838    1,497,412
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    275

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                    GS VIT         GS VIT         GS VIT                     JANUS ASPEN
                                                  STRATEGIC     MID CAP VAL,   STRUCTD U.S.   JANUS ASPEN   GLOBAL TECH,
YEAR ENDED DEC. 31, 2005 (CONTINUED)            INTL EQ, INST       INST         EQ, INST      BAL, INST        SERV



 OPERATIONS
Investment income (loss) -- net                    $ (8,680)     $  (363,454)   $   (59,107)  $    79,763    $  (11,133)
Net realized gain (loss) on sales of
  investments                                         7,645          326,156         88,483        42,285       (92,569)
Distributions from capital gains                         --        5,682,799             --            --            --
Net change in unrealized appreciation or
  depreciation of investments                        87,200         (788,686)       456,069       466,229       170,086
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          86,165        4,856,815        485,445       588,277        66,384
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               --       33,620,275        181,922         9,104         1,742
Net transfers(1)                                     84,472         (305,790)       730,404       103,345        21,480
Adjustments to net assets allocated to
  contracts in payout period                             --               --             --            --            --
Contract terminations:
    Surrender benefits and contract charges         (16,392)      (1,855,987)      (642,264)   (1,787,013)     (121,738)
    Death benefits                                  (13,429)        (212,814)      (128,661)      (87,841)       (2,433)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       54,651       31,245,684        141,401    (1,762,405)     (100,949)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     674,623       27,785,783      9,889,951    10,540,042       853,005
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $815,439      $63,888,282    $10,516,797   $ 9,365,914    $  818,440
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              827,428       16,020,440     10,966,049     6,201,942     2,429,395
Contract purchase payments                               --       21,607,207        207,917         5,292         5,390
Net transfers(1)                                     87,260         (408,040)       795,708        62,733        47,945
Contract terminations:
    Surrender benefits and contract charges         (18,511)      (1,013,570)      (693,383)   (1,042,321)     (357,513)
    Death benefits                                  (14,813)        (119,085)      (148,158)      (50,570)       (6,948)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    881,364       36,086,952     11,128,133     5,177,076     2,118,269
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 276    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN    JANUS ASPEN   JANUS ASPEN     JPM U.S.
                                                INTL GRO,    LG CAP GRO,   MID CAP GRO,    WORLD GRO,   U.S. LG CAP
YEAR ENDED DEC. 31, 2005 (CONTINUED)               SERV          SERV          SERV           INST        CORE EQ



 OPERATIONS
Investment income (loss) -- net                 $  (14,627)   $  (60,110)   $  (33,326)    $   (2,371)   $   (4,837)
Net realized gain (loss) on sales of
  investments                                      101,384      (189,656)     (139,049)      (333,813)        4,310
Distributions from capital gains                        --            --            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                      746,065       347,199       379,255        472,231           396
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        832,822        97,433       206,880        136,047          (131)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           4,235         6,497         5,110          3,124        24,036
Net transfers(1)                                   (57,850)     (150,159)     (190,429)      (179,448)       86,110
Adjustments to net assets allocated to
  contracts in payout period                            --            --            --             --            --
Contract terminations:
    Surrender benefits and contract charges       (177,935)     (287,798)     (201,705)      (585,083)      (90,644)
    Death benefits                                  (2,656)      (23,281)      (27,586)       (40,337)      (36,987)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (234,206)     (454,741)     (414,610)      (801,744)      (17,485)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  2,983,447     4,652,908     2,443,855      4,128,191     1,761,267
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $3,582,063    $4,295,600    $2,236,125     $3,462,494    $1,743,651
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           4,679,352     8,026,297     5,694,303      3,304,251     2,161,069
Contract purchase payments                           5,461        11,206        11,243          2,487        29,241
Net transfers(1)                                  (111,994)     (260,411)     (455,594)      (146,442)      108,661
Contract terminations:
    Surrender benefits and contract charges       (260,881)     (499,742)     (474,545)      (474,468)     (112,413)
    Death benefits                                  (3,532)      (39,370)      (53,039)       (32,791)      (46,193)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 4,308,406     7,237,980     4,722,368      2,653,037     2,140,365
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    277

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------
                                                      LAZARD           LAZARD            MFS            MFS          MFS
                                                   RETIRE U.S.         RETIRE      INV GRO STOCK,   INV TRUST,   INV TRUST,
YEAR ENDED DEC. 31, 2005 (CONTINUED)             STRATEGIC, SERV   INTL EQ, SERV       SERV CL        INIT CL      SERV CL



 OPERATIONS
Investment income (loss) -- net                      $ (3,696)        $ (3,363)      $  (61,693)    $  (52,794)   $ (9,018)
Net realized gain (loss) on sales of
  investments                                           7,327            8,653           56,009         44,757       4,325
Distributions from capital gains                           --            7,993               --             --          --
Net change in unrealized appreciation or
  depreciation of investments                           4,032           35,886          170,101        360,590      55,026
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       7,663           49,169          164,417        352,553      50,333
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                680               --          124,944         58,048       4,095
Net transfers(1)                                       (1,497)          38,184         (439,543)       (25,350)     34,197
Adjustments to net assets allocated to
  contracts in payout period                               --               --             (369)            --          --
Contract terminations:
    Surrender benefits and contract charges           (25,218)         (17,926)        (385,995)      (393,230)    (26,716)
    Death benefits                                         --           (2,262)         (77,946)       (55,684)         --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (26,035)          17,996         (778,909)      (416,216)     11,576
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       479,136          545,711        5,907,346      6,422,143     874,071
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $460,764         $612,876       $5,292,854     $6,358,480    $935,980
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                453,318          610,877        8,304,991      7,336,720     966,998
Contract purchase payments                                662               --          132,030         65,840       4,282
Net transfers(1)                                       (2,432)          41,373         (553,740)       (28,276)     34,139
Contract terminations:
    Surrender benefits and contract charges           (24,146)         (20,175)        (545,926)      (446,885)    (28,965)
    Death benefits                                         --           (2,465)        (117,724)       (62,675)         --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      427,402          629,610        7,219,631      6,864,724     976,454
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 278    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                       MFS          MFS          MFS            MFS             MFS
                                                    NEW DIS,     NEW DIS,     RESEARCH,    TOTAL RETURN,   TOTAL RETURN,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                 INIT CL      SERV CL      INIT CL        INIT CL         SERV CL



 OPERATIONS
Investment income (loss) -- net                    $  (48,206)  $  (61,199)  $   (34,866)     $  1,477      $   444,737
Net realized gain (loss) on sales of investments       10,186       37,771       (72,490)          538          626,847
Distributions from capital gains                           --           --            --         7,372        3,274,284
Net change in unrealized appreciation or
  depreciation of investments                         141,505      179,064       249,378        (6,504)      (3,299,795)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     103,485      155,636       142,022         2,883        1,046,073
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             24,206       90,839        22,070        17,900        2,228,201
Net transfers(1)                                     (279,087)     (18,466)     (767,196)        3,570        4,128,038
Adjustments to net assets allocated to contracts
  in payout period                                         --         (410)           --            --               --
Contract terminations:
    Surrender benefits and contract charges          (211,514)    (291,000)     (270,353)       (5,291)      (4,224,031)
    Death benefits                                    (27,713)     (63,563)      (92,687)           --         (966,282)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (494,108)    (282,600)   (1,108,166)       16,179        1,165,926
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     3,517,189    5,143,223     3,978,975       187,722       81,332,074
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $3,126,566   $5,016,259   $ 3,012,831      $206,784      $83,544,073
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              3,899,427    5,596,262     4,974,853       139,867       64,614,750
Contract purchase payments                             21,034      101,571        24,141        13,138        1,840,833
Net transfers(1)                                     (363,350)     (31,698)     (976,944)        2,605        3,248,451
Contract terminations:
    Surrender benefits and contract charges          (240,010)    (302,999)     (349,930)       (3,920)      (3,349,882)
    Death benefits                                    (32,752)     (72,999)     (118,600)           --         (790,218)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    3,284,349    5,290,137     3,553,520       151,690       65,563,934
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    279

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                         MFS           MFS
                                                      UTILITIES,   UTILITIES,      OPCAP        OPCAP         OPCAP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                   INIT CL       SERV CL        EQ         MANAGED       SM CAP



 OPERATIONS
Investment income (loss) -- net                      $  (104,485)  $  (29,989)  $  (13,130)  $    (4,162)  $  (36,881)
Net realized gain (loss) on sales of investments         292,697       98,571       14,058       114,029       70,939
Distributions from capital gains                              --           --           --       180,917      382,126
Net change in unrealized appreciation or
  depreciation of investments                          1,575,004      402,865       70,129      (119,500)    (482,244)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,763,216      471,447       71,057       171,284      (66,060)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                92,119      114,573        2,164         4,776        2,886
Net transfers(1)                                        (233,582)     308,693       20,701        71,796       96,783
Adjustments to net assets allocated to contracts in
  payout period                                               --           --           --          (574)          92
Contract terminations:
    Surrender benefits and contract charges           (1,139,770)     (85,843)    (270,960)   (1,568,452)    (467,403)
    Death benefits                                      (166,101)     (96,422)      (8,818)      (60,409)     (17,202)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,447,334)     241,001     (256,913)   (1,552,863)    (384,844)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       12,289,001    2,965,747    1,470,745     5,949,125    2,997,119
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $12,604,883   $3,678,195   $1,284,889   $ 4,567,546   $2,546,215
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                12,636,674    2,097,958    1,138,804     2,612,847    1,780,842
Contract purchase payments                                91,610       83,086        1,651         2,079        1,831
Net transfers(1)                                        (222,810)     203,993       16,564        29,400       61,612
Contract terminations:
    Surrender benefits and contract charges           (1,139,720)     (56,014)    (207,801)     (686,431)    (300,017)
    Death benefits                                      (153,249)     (84,894)      (6,734)      (26,146)     (11,377)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      11,212,505    2,244,129      942,484     1,931,749    1,532,891
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 280    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                    OPPEN         OPPEN         OPPEN          OPPEN          OPPEN
                                                  CAP APPR    CAP APPR VA,   GLOBAL SEC   GLOBAL SEC VA,     HI INC
YEAR ENDED DEC. 31, 2005 (CONTINUED)                 VA           SERV           VA            SERV            VA



 OPERATIONS
Investment income (loss) -- net                  $  (20,348)   $  (401,031)   $ (1,290)     $   (67,326)   $  153,978
Net realized gain (loss) on sales of
  investments                                      (115,458)        90,111       7,747          330,831      (113,145)
Distributions from capital gains                         --             --          --               --            --
Net change in unrealized appreciation or
  depreciation of investments                       283,720      2,331,035      32,880        1,328,488       (23,664)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   147,914      2,020,115      39,337        1,591,993        17,169
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            7,936     31,839,931          --          929,040         3,328
Net transfers(1)                                     28,080        768,134      15,408        1,953,304        66,670
Adjustments to net assets allocated to
  contracts in payout period                            112             --          --               --            99
Contract terminations:
    Surrender benefits and contract charges        (890,861)    (1,381,651)    (49,896)        (839,171)     (630,799)
    Death benefits                                  (32,227)      (225,554)    (55,939)        (110,423)      (18,597)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (886,960)    31,000,860     (90,427)       1,932,750      (579,299)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   5,203,792     23,048,712     359,288       11,189,974     3,044,558
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $4,464,746    $56,069,687    $308,198      $14,714,717    $2,482,428
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            3,602,269     19,928,086     218,715        8,636,968     2,446,721
Contract purchase payments                            5,552     27,998,372          --          703,544         2,675
Net transfers(1)                                     20,491        702,272       9,162        1,470,995        52,415
Contract terminations:
    Surrender benefits and contract charges        (623,916)    (1,213,659)    (28,821)        (638,550)     (509,503)
    Death benefits                                  (22,374)      (192,916)    (32,597)         (90,275)      (14,981)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  2,982,022     47,222,155     166,459       10,082,682     1,977,327
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    281

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                       OPPEN       OPPEN         OPPEN        OPPEN         OPPEN
                                                    HI INC VA,    MAIN ST     MAIN ST SM    STRATEGIC     STRATEGIC
YEAR ENDED DEC. 31, 2005 (CONTINUED)                   SERV          VA      CAP VA, SERV    BOND VA    BOND VA, SERV



 OPERATIONS
Investment income (loss) -- net                     $  286,942   $     (76)   $ (118,905)    $ 11,653    $ 1,407,475
Net realized gain (loss) on sales of investments        13,862      (6,455)      199,802        2,559         83,437
Distributions from capital gains                            --          --       227,518           --             --
Net change in unrealized appreciation or
  depreciation of investments                         (264,085)     25,340       407,454       (9,536)      (619,400)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       36,719      18,809       715,869        4,676        871,512
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              48,079         240       397,840           --     46,517,918
Net transfers(1)                                       109,662     (34,982)      343,406       34,495      4,594,360
Adjustments to net assets allocated to contracts
  in payout period                                          --          --            --           --             --
Contract terminations:
    Surrender benefits and contract charges           (395,132)    (23,893)     (530,501)     (33,425)    (3,419,490)
    Death benefits                                    (111,186)    (45,578)     (124,640)          --       (740,735)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (348,577)   (104,213)       86,105        1,070     46,952,053
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      5,860,446     531,996     8,530,850      394,351     51,868,463
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $5,548,588   $ 446,592    $9,332,824     $400,097    $99,692,028
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               4,721,607     559,506     6,139,264      275,092     42,872,502
Contract purchase payments                              38,687         252       296,286           --     40,094,206
Net transfers(1)                                        82,982     (36,258)      244,972       23,924      3,837,477
Contract terminations:
    Surrender benefits and contract charges           (316,517)    (25,735)     (383,901)     (23,342)    (2,865,700)
    Death benefits                                     (89,291)    (48,308)      (96,496)          --       (605,397)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     4,437,468     449,457     6,200,125      275,674     83,333,088
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 282    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        PUT VT       PUT VT       PUT VT        PUT VT        PUT VT
                                                       DIV INC,     DIV INC,    GLOBAL EQ,    GRO & INC,    GRO & INC,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                    CL IA         CL IB        CL IA        CL IA         CL IB



 OPERATIONS
Investment income (loss) -- net                      $   281,409   $  172,757   $   (4,915)  $    46,311   $    37,050
Net realized gain (loss) on sales of investments        (133,903)     (24,711)    (205,334)       29,885       117,903
Distributions from capital gains                              --           --           --            --            --
Net change in unrealized appreciation or
  depreciation of investments                            (69,607)    (102,358)     313,999       223,705       347,879
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         77,899       45,688      103,750       299,901       502,832
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 4,692        5,238        2,052        10,080        71,105
Net transfers(1)                                          54,231       85,988      (43,280)       61,130       162,612
Adjustments to net assets allocated to contracts in
  payout period                                             (966)          --           --          (763)        1,226
Contract terminations:
    Surrender benefits and contract charges           (1,325,174)    (451,634)    (352,446)   (2,591,899)     (893,718)
    Death benefits                                       (46,006)     (58,870)      (5,908)      (64,052)     (289,519)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,313,223)    (419,278)    (399,582)   (2,585,504)     (948,294)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        5,013,746    3,069,986    1,654,925    10,424,697    13,763,480
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 3,778,422   $2,696,396   $1,359,093   $ 8,139,094   $13,318,018
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,899,120    2,282,623    1,504,105     4,457,301    11,820,670
Contract purchase payments                                 2,695        3,884        1,841         4,281        62,198
Net transfers(1)                                          30,946       63,577      (38,557)       25,496       129,986
Contract terminations:
    Surrender benefits and contract charges             (762,113)    (333,532)    (313,667)   (1,114,820)     (739,255)
    Death benefits                                       (26,428)     (43,647)      (5,376)      (27,286)     (245,644)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,144,220    1,972,905    1,148,346     3,344,972    11,027,955
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    283

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                        PUT VT         PUT VT       PUT VT      PUT VT       PUT VT
                                                    HLTH SCIENCES,    HI YIELD,    HI YIELD,     INC,       INTL EQ,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                     CL IB          CL IA        CL IB       CL IB       CL IB



 OPERATIONS
Investment income (loss) -- net                       $  (38,727)    $  138,859   $   91,434   $  4,620   $    28,975
Net realized gain (loss) on sales of investments          36,886       (233,575)     (47,313)      (116)      378,179
Distributions from capital gains                              --             --           --      2,973            --
Net change in unrealized appreciation or
  depreciation of investments                            313,347        126,346      (22,496)    (5,622)    2,271,294
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        311,506         31,630       21,625      1,855     2,678,448
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               147,735          2,487        1,666         --       213,812
Net transfers(1)                                         108,639        (27,499)       1,532     61,599       163,966
Adjustments to net assets allocated to contracts
  in payout period                                            --           (371)          31         --        (2,234)
Contract terminations:
    Surrender benefits and contract charges             (184,493)      (694,927)    (209,398)    (9,506)   (2,227,136)
    Death benefits                                            --        (19,043)      (8,078)    (7,722)     (143,418)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            71,881       (739,353)    (214,247)    44,371    (1,995,010)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,659,586      2,236,617    1,472,519    211,373    26,369,076
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $3,042,973     $1,528,894   $1,279,897   $257,599   $27,052,514
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,401,141      1,299,578    1,138,767    183,493    29,460,000
Contract purchase payments                               127,378          1,436        1,291         --       202,644
Net transfers(1)                                          95,706        (16,010)       1,247     55,438       266,026
Contract terminations:
    Surrender benefits and contract charges             (162,921)      (403,543)    (161,466)    (7,649)   (2,802,710)
    Death benefits                                            --        (11,046)      (6,249)    (6,978)     (170,882)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,461,304        870,415      973,590    224,304    26,955,078
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 284    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                       PUT VT           PUT VT         PUT VT       PUT VT       PUT VT
                                                  INTL GRO & INC,   INTL NEW OPP,     NEW OPP,    RESEARCH,   SM CAP VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                   CL IB            CL IB          CL IA        CL IB        CL IB



 OPERATIONS
Investment income (loss) -- net                       $   (46)        $  (12,847)   $   (47,499)   $ (1,656)    $ (2,919)
Net realized gain (loss) on sales of investments          114             50,058       (331,957)      7,341        1,539
Distributions from capital gains                           --                 --             --          --        8,900
Net change in unrealized appreciation or
  depreciation of investments                           1,139            295,243        736,032       9,341        3,850
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       1,207            332,454        356,576      15,026       11,370
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --              1,437          7,786       9,286      205,140
Net transfers(1)                                        2,908             53,724       (117,555)      9,539       42,228
Adjustments to net assets allocated to contracts
  in payout period                                         --                 --          5,950          --           --
Contract terminations:
    Surrender benefits and contract charges            (1,827)          (155,592)    (1,232,640)    (35,485)     (14,284)
    Death benefits                                         --            (12,845)       (32,424)         --       (6,075)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          1,081           (113,276)    (1,368,883)    (16,660)     227,009
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         8,086          2,107,728      5,431,988     403,963      150,584
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $10,374         $2,326,906    $ 4,419,681    $402,329     $388,963
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  6,979          3,042,800      2,927,630     375,014      125,638
Contract purchase payments                                 --              1,832          4,159       8,433      166,724
Net transfers(1)                                        2,565             71,165        (62,497)      8,936       35,096
Contract terminations:
    Surrender benefits and contract charges            (1,588)          (224,439)      (664,809)    (32,400)     (11,677)
    Death benefits                                         --            (18,334)       (17,237)         --       (4,806)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        7,956          2,873,024      2,187,246     359,983      310,975
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    285

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        PUT VT       PUT VT      PUT VT
                                                        VISTA,      VOYAGER,    VOYAGER,       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                    CL IB        CL IA        CL IB         BAL         CASH MGMT



 OPERATIONS
Investment income (loss) -- net                      $  (178,466)  $  (3,876)  $  (24,708)  $   125,974   $    354,613
Net realized gain (loss) on sales of investments        (238,730)   (111,278)    (476,237)     (266,902)            25
Distributions from capital gains                              --          --           --       307,907             --
Net change in unrealized appreciation or
  depreciation of investments                          1,741,042     149,548      632,599        75,347             37
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,323,846      34,394      131,654       242,326        354,675
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                74,987       1,762        3,792        18,816     14,077,791
Net transfers(1)                                        (522,430)       (554)    (150,954)      406,864     (7,509,899)
Adjustments to net assets allocated to contracts in
  payout period                                           (1,725)        (66)          29          (855)         2,049
Contract terminations:
    Surrender benefits and contract charges           (1,146,404)   (182,207)    (345,341)   (2,224,160)    (6,950,709)
    Death benefits                                      (247,315)     (4,202)     (58,203)     (190,459)      (823,993)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,842,887)   (185,267)    (550,677)   (1,989,794)    (1,204,761)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       13,950,031     970,675    3,861,544    11,890,217     29,764,154
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $13,430,990   $ 819,802   $3,442,521   $10,142,749   $ 28,914,068
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                23,064,963     746,982    3,108,016     8,243,871     27,672,800
Contract purchase payments                               121,715       1,373        3,099        14,409     14,176,200
Net transfers(1)                                        (841,925)       (387)    (122,309)      241,692      3,512,426
Contract terminations:
    Surrender benefits and contract charges           (1,978,057)   (140,903)    (281,347)   (1,277,872)   (17,975,507)
    Death benefits                                      (406,990)     (3,257)     (49,107)     (132,827)      (728,955)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      19,959,706     603,808    2,658,352     7,089,273     26,656,964
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 286    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      RVS VP        RVS VP        RVS VP       RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                 DIV BOND     DIV EQ INC    EMER MKTS        GRO      HI YIELD BOND



 OPERATIONS
Investment income (loss) -- net                    $   917,139   $    87,267   $  (359,844)  $   (9,268)   $ 1,012,643
Net realized gain (loss) on sales of investments       (53,075)      460,055       248,591       (4,489)       101,644
Distributions from capital gains                            --     2,982,754     1,860,975           --             --
Net change in unrealized appreciation or
  depreciation of investments                         (587,354)    2,396,811     6,694,236       71,965       (553,541)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      276,710     5,926,887     8,443,958       58,208        560,746
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             529,800    65,366,710    28,887,494       60,148     17,140,277
Net transfers(1)                                       815,055     2,026,407    (4,056,595)      12,136     (2,392,391)
Adjustments to net assets allocated to contracts
  in payout period                                      (1,009)           --            --           --             13
Contract terminations:
    Surrender benefits and contract charges         (3,372,464)   (1,556,664)     (772,038)     (75,974)    (1,662,259)
    Death benefits                                    (492,031)     (192,521)     (115,334)      (7,369)      (205,009)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (2,520,649)   65,643,932    23,943,527      (11,059)    12,880,631
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     40,366,906    17,311,663    11,078,368      799,824     15,491,954
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $38,122,967   $88,882,482   $43,465,853   $  846,973    $28,933,331
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              31,737,238    12,503,822     9,385,791    1,450,031     13,630,806
Contract purchase payments                             447,504    47,446,555    22,225,473       79,162     15,324,701
Net transfers(1)                                       588,076     1,523,732    (2,969,685)      15,910     (2,072,441)
Contract terminations:
    Surrender benefits and contract charges         (2,340,502)   (1,104,241)     (587,862)    (130,778)    (1,447,021)
    Death benefits                                    (389,256)     (136,959)      (88,430)      (5,473)      (182,034)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    30,043,060    60,232,909    27,965,287    1,408,852     25,254,011
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    287

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                       RVS VP        RVS VP        RVS VP       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                   INC OPP      INTL OPP     LG CAP EQ    LG CAP VAL   MID CAP GRO



 OPERATIONS
Investment income (loss) -- net                     $    464,352   $     (280)  $  (384,963)   $    (11)    $  (91,416)
Net realized gain (loss) on sales of investments         457,187     (212,102)      (48,042)        132         85,001
Distributions from capital gains                           1,132           --            --       2,673        325,867
Net change in unrealized appreciation or
  depreciation of investments                           (750,473)     472,564     4,624,491         716        309,565
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        172,198      260,182     4,191,486       3,510        629,017
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               378,303      127,631    34,339,403      66,129      2,588,697
Net transfers(1)                                         (26,302)     (45,726)     (953,656)        919       (380,118)
Adjustments to net assets allocated to contracts
  in payout period                                            --         (378)         (500)         --             --
Contract terminations:
    Surrender benefits and contract charges          (16,838,641)    (465,326)   (4,550,687)     (2,131)      (196,865)
    Death benefits                                            --      (13,324)     (560,941)         --        (30,357)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (16,486,640)    (397,123)   28,273,619      64,917      1,981,357
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       16,390,419    2,515,079    53,074,582      48,534      3,591,571
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $     75,977   $2,378,138   $85,539,687    $116,961     $6,201,945
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                15,060,228    1,983,475    57,069,558      43,176      2,931,488
Contract purchase payments                                24,474      109,953    38,960,123      60,250      2,212,982
Net transfers(1)                                         (24,426)     (35,951)     (908,854)        840       (299,046)
Contract terminations:
    Surrender benefits and contract charges          (15,008,229)    (361,796)   (4,490,721)     (1,540)      (159,938)
    Death benefits                                            --      (10,127)     (626,494)         --        (25,380)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          52,047    1,685,554    90,003,612     102,726      4,660,106
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 288    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                    RVS VP       RVS VP         RVS VP         RVS VP        RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)               S&P 500     SELECT VAL   SHORT DURATION   SM CAP ADV    SM CAP VAL



 OPERATIONS
Investment income (loss) -- net                  $    20,205     $   (72)     $   592,126    $  (74,756)  $  (645,675)
Net realized gain (loss) on sales of
  investments                                        238,082           6         (180,801)      172,626        82,908
Distributions from capital gains                      49,252         278               --       678,106     4,504,729
Net change in unrealized appreciation or
  depreciation of investments                        297,189         (79)        (346,242)     (607,912)     (778,333)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    604,728         133           65,083       168,064     3,163,629
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           709,468      15,400        7,940,354        34,446    44,069,502
Net transfers(1)                                     292,906         (16)      (1,094,492)      141,447       332,790
Adjustments to net assets allocated to
  contracts in payout period                          (4,831)         --               --            --            --
Contract terminations:
    Surrender benefits and contract charges         (835,101)        (56)      (3,758,711)     (407,660)   (1,629,305)
    Death benefits                                   (91,759)         --         (419,079)      (72,867)     (326,334)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        70,683      15,328        2,668,072      (304,634)   42,446,653
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   19,455,002       2,772       38,866,027     5,495,689    24,692,902
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $20,130,413     $18,233      $41,599,182    $5,359,119   $70,303,184
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            20,888,467       1,504       34,306,842     4,473,779    19,541,886
Contract purchase payments                           633,084      14,314        7,517,886        30,315    35,760,750
Net transfers(1)                                     267,143          --         (944,913)       96,856       311,501
Contract terminations:
    Surrender benefits and contract charges         (904,068)         --       (3,310,853)     (320,217)   (1,302,797)
    Death benefits                                   (92,627)         --         (366,816)      (59,216)     (267,171)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  20,791,999      15,818       37,202,146     4,221,517    54,044,169
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    289

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                        ROYCE        ROYCE
                                                     MICRO-CAP,     SM-CAP,      STI CVT     STI CVT       STI CVT
YEAR ENDED DEC. 31, 2005 (CONTINUED)                  INVEST CL    INVEST CL    CAP APPR     INTL EQ   INVEST GR BOND



 OPERATIONS
Investment income (loss) -- net                      $  (45,497)  $  (57,358)  $  (41,075)  $  1,462      $ 13,136
Net realized gain (loss) on sales of investments        109,008      152,241        5,897        561           110
Distributions from capital gains                         69,791       39,584           --         --            --
Net change in unrealized appreciation or
  depreciation of investments                           249,211      103,619       30,013     11,213        (9,490)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       382,513      238,086       (5,165)    13,236         3,756
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               10,773        9,819    2,713,381     42,889         2,620
Net transfers(1)                                       (503,047)    (263,769)     190,550     46,285        35,669
Adjustments to net assets allocated to contracts in
  payout period                                              --           --           --         --            --
Contract terminations:
    Surrender benefits and contract charges            (349,585)    (225,874)    (129,144)      (451)      (17,456)
    Death benefits                                      (32,289)     (15,193)     (12,580)        --       (14,886)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (874,148)    (495,017)   2,762,207     88,723         5,947
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       4,985,920    3,997,218    2,086,171     41,042       535,705
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $4,494,285   $3,740,287   $4,843,213   $143,001      $545,408
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,287,386    1,743,366    1,750,871     24,004       510,775
Contract purchase payments                                4,553        4,075    2,448,381     25,605         2,549
Net transfers(1)                                       (243,798)    (116,321)     174,303     26,413        33,930
Contract terminations:
    Surrender benefits and contract charges            (160,535)     (96,529)    (113,055)      (227)      (16,578)
    Death benefits                                      (15,258)      (7,352)     (12,284)        --       (14,198)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,872,348    1,527,239    4,248,216     75,795       516,478
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 290    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
                                                         STI CVT      STI CVT    STI CVT     STI CVT
                                                         LG CAP       LG CAP     MID-CAP     SM CAP      THIRD AVE
YEAR ENDED DEC. 31, 2005 (CONTINUED)                  RELATIVE VAL    VAL EQ       EQ        VAL EQ         VAL



 OPERATIONS
Investment income (loss) -- net                         $ (2,663)    $  1,192   $ (1,820)  $  (28,749)  $  (11,870)
Net realized gain (loss) on sales of investments           7,667        8,289      4,546       35,195      259,905
Distributions from capital gains                              --           --         --      387,189      113,453
Net change in unrealized appreciation or
  depreciation of investments                             41,010        5,657     22,039       (6,249)     295,530
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              46,014       15,138     24,765      387,386      657,018
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                12,661       13,359        379    1,974,927        6,380
Net transfers(1)                                          97,629       32,677    (14,158)    (147,573)     809,736
Adjustments to net assets allocated to contracts in
  payout period                                               --           --         --           --          255
Contract terminations:
    Surrender benefits and contract charges              (14,710)     (29,481)    (2,657)    (110,507)    (556,750)
    Death benefits                                        (8,117)          --         --      (36,269)    (139,739)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            87,463       16,555    (16,436)   1,680,578      119,882
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          547,212      635,003    206,187    1,987,798    5,190,415
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $680,689     $666,696   $214,516   $4,055,762   $5,967,315
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   402,633      447,647    140,888    1,361,878    2,369,349
Contract purchase payments                                 8,468        9,973        247    1,403,951        2,918
Net transfers(1)                                          69,069       23,297     (9,058)    (102,089)     337,892
Contract terminations:
    Surrender benefits and contract charges               (9,810)     (20,311)    (1,691)     (74,526)    (247,844)
    Death benefits                                        (5,311)          --         --      (25,515)     (62,827)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         465,049      460,606    130,386    2,563,699    2,399,488
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    291

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                  VANK LIT      VANK LIT       VANK UIF         VANK UIF
                                                  COMSTOCK,    GRO & INC,   U.S. REAL EST,   U.S. REAL EST,      WANGER
YEAR ENDED DEC. 31, 2005 (CONTINUED)                CL II         CL II          CL I             CL II       INTL SM CAP



 OPERATIONS
Investment income (loss) -- net                 $   (984,231)  $  (26,018)    $   (3,687)      $  (16,979)    $  (224,231)
Net realized gain (loss) on sales of
  investments                                        164,485      113,603         94,607           86,633         191,100
Distributions from capital gains                   2,182,034      134,190         54,534           94,606              --
Net change in unrealized appreciation or
  depreciation of investments                      3,358,241      234,538        159,229          419,256       4,622,926
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        4,720,529      456,313        304,683          583,516       4,589,795
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       106,078,979      165,815         23,412        2,616,840      23,550,822
Net transfers(1)                                   3,831,048      185,459        (85,929)        (360,575)     (1,528,749)
Adjustments to net assets allocated to
  contracts in payout period                              --           --             --               --              --
Contract terminations:
    Surrender benefits and contract charges       (3,319,219)    (271,403)       (28,583)        (139,390)       (766,990)
    Death benefits                                  (733,652)    (137,432)       (24,964)         (41,351)       (138,979)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   105,857,156      (57,561)      (116,064)       2,075,524      21,116,104
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   51,758,869    5,381,767      2,081,900        1,802,995      11,135,475
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $162,336,554   $5,780,519     $2,270,519       $4,462,035     $36,841,374
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            38,968,513    3,970,169      1,200,661        1,311,069       9,987,906
Contract purchase payments                        82,673,095      120,119         13,481        1,886,613      18,487,634
Net transfers(1)                                   2,879,596      140,572        (49,525)        (241,629)     (1,165,821)
Contract terminations:
    Surrender benefits and contract charges       (2,566,890)    (197,116)       (15,851)         (99,899)       (618,972)
    Death benefits                                  (550,612)     (96,328)       (12,309)         (27,958)       (117,122)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 121,403,702    3,937,416      1,136,457        2,828,196      26,573,625
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 292    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------
                                                   WANGER      WF ADV VT       WF ADV VT      WF ADV VT     WF ADV VT
YEAR ENDED DEC. 31, 2005 (CONTINUED)             U.S. SM CO   ASSET ALLOC   C&B LG CAP VAL      EQ INC      INTL CORE



 OPERATIONS
Investment income (loss) -- net                 $  (395,675)  $   209,351     $  (30,639)    $   (11,406)  $   14,474
Net realized gain (loss) on sales of
  investments                                        96,863        28,456         61,500         273,332       38,642
Distributions from capital gains                         --       707,106             --              --       74,819
Net change in unrealized appreciation or
  depreciation of investments                     3,021,728       156,150         57,850         663,572       93,254
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       2,722,916     1,101,063         88,711         925,498      221,189
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       26,000,788       287,342         71,044       4,530,693       26,490
Net transfers(1)                                   (774,776)     (340,143)       643,875        (371,279)     190,065
Adjustments to net assets allocated to
  contracts in payout period                             --        15,838             --              --           --
Contract terminations:
    Surrender benefits and contract charges        (881,506)   (2,511,299)      (948,179)     (1,614,279)    (161,873)
    Death benefits                                 (116,197)     (191,582)        (8,064)       (137,631)     (33,519)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   24,228,309    (2,739,844)      (241,324)      2,407,504       21,163
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  11,757,746    33,485,146      4,662,873      21,529,601    2,686,807
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $38,708,971   $31,846,365     $4,510,260     $24,862,603   $2,929,159
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            9,792,140    33,126,317      4,563,552      18,931,554    3,414,954
Contract purchase payments                       21,429,589       262,310         70,305       4,027,308       33,930
Net transfers(1)                                   (618,444)     (340,570)       637,437        (327,130)     237,048
Contract terminations:
    Surrender benefits and contract charges        (698,633)   (2,468,118)      (924,076)     (1,402,025)    (203,167)
    Death benefits                                  (95,096)     (190,077)        (7,827)       (117,976)     (40,746)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 29,809,556    30,389,862      4,339,391      21,111,731    3,442,019
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    293

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                                                                           WF ADV VT
                                                   WF ADV VT    WF ADV VT     WF ADV VT     WF ADV VT    TOTAL RETURN
YEAR ENDED DEC. 31, 2005 (CONTINUED)              LG CO CORE    LG CO GRO     MONEY MKT     SM CAP GRO       BOND



 OPERATIONS
Investment income (loss) -- net                   $  (18,354)  $  (543,997)  $   122,911   $   (83,360)   $   424,016
Net realized gain (loss) on sales of investments     (15,611)     (808,474)            4      (293,864)       (43,702)
Distributions from capital gains                          --            --         2,359            --         83,867
Net change in unrealized appreciation or
  depreciation of investments                        (52,983)    3,562,034            --       629,184       (406,239)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (86,948)    2,209,563       125,274       251,960         57,942
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             5,556    17,841,186     2,565,247        42,517     13,240,885
Net transfers(1)                                      84,796      (985,280)     (632,045)     (116,336)      (180,665)
Adjustments to net assets allocated to contracts
  in payout period                                        --            --        (8,026)           --             --
Contract terminations:
    Surrender benefits and contract charges         (163,029)   (3,106,450)   (2,028,510)     (577,086)    (1,358,533)
    Death benefits                                   (32,686)     (482,865)     (128,129)      (60,635)      (128,979)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (105,363)   13,266,591      (231,463)     (711,540)    11,572,708
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    2,335,583    37,475,361    11,366,999     6,389,004     14,552,923
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $2,143,272   $52,951,515   $11,260,810   $ 5,929,424    $26,183,573
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             3,514,736    54,367,554    10,934,897    16,045,385     11,723,456
Contract purchase payments                             5,821    21,827,041     2,549,968       110,989     11,372,566
Net transfers(1)                                     132,527    (1,451,506)     (484,336)     (299,694)       (54,737)
Contract terminations:
    Surrender benefits and contract charges         (258,177)   (4,624,990)   (2,095,566)   (1,482,442)    (1,086,040)
    Death benefits                                   (54,094)     (724,217)     (123,747)     (163,065)      (110,347)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   3,340,813    69,393,882    10,781,216    14,211,173     21,844,898
---------------------------------------------------------------------------------------------------------------------


   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life's fixed account.

   (2) For the period Feb. 25, 2005 (commencement of operations) to Dec. 31,
       2005.

See accompanying notes to financial statements.


 294    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company (RiverSource Life). This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of your contract.

RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account) (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of RiverSource Life under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

Evergreen Essential(SM) Variable Annuity (EG Essential)
Evergreen New Solutions Variable Annuity (EG New Solutions)
Evergreen New Solutions Select Variable Annuity (EG New Solutions Select) Evergreen Pathways(SM) Variable Annuity (EG Pathways)
Evergreen Pathways(SM) Select Variable Annuity (EG Pathways Select) Evergreen Privilege(SM) Variable Annuity (EG Privilege)
RiverSource(R) AccessChoice SelectVariable Annuity (AccessChoice Select)

RiverSource(R) Endeavor Plus(SM) Variable Annuity (Endeavor Plus)

RiverSource(R) Endeavor Select Variable Annuity (Endeavor Select) RiverSource(R) FlexChoice Variable Annuity (FlexChoice)
RiverSource(R) FlexChoice Select Variable Annuity (FlexChoice Select) RiverSource(R) Galaxy Premier Variable Annuity (Galaxy)
RiverSource(R) Innovations Variable Annuity (Innovations)
RiverSource(R) Innovations Select Variable Annuity (Innovations Select) RiverSource(R) Innovations Classic Variable Annuity (Innovations Classic) RiverSource(R) Innovations Classic Select Variable Annuity (Innovations Classic
  Select)
RiverSource(R) New Solutions Variable Annuity (New Solutions)
RiverSource(R) Personal Portfolio Variable Annuity
  (previously American Enterprise Life AEL Personal Portfolio Variable Annuity) (Personal Portfolio)*
RiverSource(R) Personal Portfolio Plus Variable Annuity
  (previously American Enterprise Life AEL Personal Portfolio Plus Variable Annuity) (Port Plus)*
RiverSource(R) Personal Portfolio Plus(2) Variable Annuity
  (previously American Enterprise Life AEL Personal Portfolio Plus(2) Variable Annuity) (Port Plus(2))*
RiverSource(R) Pinnacle Variable Annuity (Pinnacle)
RiverSource(R) Platinum Variable Annuity (Platinum)*
RiverSource(R) Preferred Variable Annuity
  (previously American Enterprise Life AEL Preferred Variable Annuity) (Preferred)*
RiverSource(R) Signature Variable Annuity (Signature)
RiverSource(R) Signature Select Variable Annuity (Signature Select) RiverSource(R) Signature One Variable Annuity (Signature One)
RiverSource(R) Signature One Select Variable Annuity (Signature One Select) Wells Fargo Advantage(R) Variable Annuity (Wells Advantage)
Wells Fargo Advantage(R) Select Variable Annuity (Wells Advantage Select)
Wells Fargo Advantage(R) Builder Variable Annuity (Wells Builder)
Wells Fargo Advantage(R) Builder Select Variable Annuity (Wells Builder Select) Wells Fargo Advantage Choice(SM) Variable Annuity (Wells Choice)
Wells Fargo Advantage Choice(SM) Select Variable Annuity (Wells Choice Select)

   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    295

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.


SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------


AIM VI Basic Val, Ser II           AIM V.I. Basic Value Fund, Series II Shares
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares(1)
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares(2)
AIM VI Core Eq, Ser II             AIM V.I. Core Equity Fund, Series II Shares(3)
AIM VI Intl Gro, Ser I             AIM V.I. International Growth Fund, Series I Shares
AIM VI Mid Cap Core Eq, Ser II     AIM V.I. Mid Cap Core Equity Fund, Series II Shares
AB VPS Bal Shares, Cl B            AllianceBernstein VPS Balanced Shares Portfolio (Class B)
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class
                                   B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class
                                   B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class
                                   B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AB VPS U.S. Govt/Hi Gr, Cl B       AllianceBernstein VPS U.S. Government/High Grade
                                   Securities Portfolio (Class B)
AC VP Inc & Gro, Cl I              American Century VP Income & Growth, Class I
AC VP Inflation Prot, Cl II        American Century VP Inflation Protection, Class II
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Baron Cap Asset, Ins               Baron Capital Asset Fund - Insurance Shares
Col Asset Alloc, VS Cl A           Columbia Asset Allocation Fund, Variable Series, Class A
Col Federal Sec, VS Cl A           Columbia Federal Securities Fund, Variable Series, Class A
Col Hi Yield, VS Cl A              Columbia High Yield Fund, Variable Series, Class A(4)
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B(5)
Col Lg Cap Gro, VS Cl A            Columbia Large Cap Growth Fund, Variable Series, Class A
Col Sm Cap Val, VS Cl B            Columbia Small Cap Value Fund, Variable Series, Class B
Col Sm Co Gro, VS Cl A             Columbia Small Company Growth Fund, Variable Series, Class
                                   A
CS Mid-Cap Core                    Credit Suisse Trust - Mid-Cap Core Portfolio (previously
                                   Credit Suisse Trust - Mid-Cap Growth Portfolio)
Drey IP MidCap Stock, Serv         Dreyfus Investment Portfolios MidCap Stock Portfolio,
                                   Service Shares
Drey IP Tech Gro, Serv             Dreyfus Investment Portfolios Technology Growth Portfolio,
                                   Service Shares
Drey Soc Resp Gro, Init            The Dreyfus Socially Responsible Growth Fund, Inc.,
                                   Initial Shares
Drey VIF Appr, Serv                Dreyfus Variable Investment Fund Appreciation Portfolio,
                                   Service Shares
Drey VIF Disc Stock, Init          Dreyfus Variable Investment Fund Disciplined Stock
                                   Portfolio, Initial Shares(6)
Drey VIF Intl Val, Serv            Dreyfus Variable Investment Fund International Value
                                   Portfolio, Service Shares
Drey VIF Sm Co Stock, Init         Dreyfus Variable Investment Fund Small Company Stock
                                   Portfolio, Initial Shares(7)
EG VA Bal, Cl 2                    Evergreen VA Balanced Fund - Class 2
EG VA Core Bond, Cl 2              Evergreen VA Core Bond Fund - Class 2
EG VA Fundamental Lg Cap, Cl 1     Evergreen VA Fundamental Large Cap Fund - Class 1
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Gro, Cl 2                    Evergreen VA Growth Fund - Class 2
EG VA Hi Inc, Cl 2                 Evergreen VA High Income Fund - Class 2
EG VA Intl Eq, Cl 1                Evergreen VA International Equity Fund - Class 1
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2
EG VA Omega, Cl 1                  Evergreen VA Omega Fund - Class 1
EG VA Omega, Cl 2                  Evergreen VA Omega Fund - Class 2
EG VA Special Val, Cl 1            Evergreen VA Special Values Fund - Class 1
EG VA Special Val, Cl 2            Evergreen VA Special Values Fund - Class 2
EG VA Strategic Inc, Cl 1          Evergreen VA Strategic Income Fund - Class 1
EG VA Strategic Inc, Cl 2          Evergreen VA Strategic Income Fund - Class 2
Fid VIP Bal, Serv Cl               Fidelity(R) VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2             Fidelity(R) VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl        Fidelity(R) VIP Contrafund(R) Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2        Fidelity(R) VIP Dynamic Capital Appreciation Portfolio
                                   Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl               Fidelity(R) VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2             Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl            Fidelity(R) VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2          Fidelity(R) VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2       Fidelity(R) VIP Investment Grade Bond Portfolio Service
                                   Class 2
---------------------------------------------------------------------------------------------

 296    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------

Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Inc Sec, Cl 2         FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class
  2                                2 (previously FTVIPT Franklin Real Estate Fund - Class 2)
FTVIPT Frank Rising Divd, Cl 2     FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2  FTVIPT Franklin Small-Mid Cap Growth Securities
                                   Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 2     FTVIPT Templeton Developing Markets Securities
                                   Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Inc, Cl 2       FTVIPT Templeton Global Income Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2          FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Cap Gro, Inst               Goldman Sachs VIT Capital Growth Fund - Institutional
                                   Shares
GS VIT Strategic Intl Eq, Inst     Goldman Sachs VIT Strategic International Equity
                                   Fund - Institutional Shares (previously Goldman Sachs VIT
                                   International Equity Fund)
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional
                                   Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity
                                   Fund - Institutional Shares
Janus Aspen Bal, Inst              Janus Aspen Series Balanced Portfolio: Institutional
                                   Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service
                                   Shares
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service
                                   Shares
Janus Aspen Lg Cap Gro, Serv       Janus Aspen Series Large Cap Growth Portfolio: Service
                                   Shares
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service
                                   Shares
Janus Aspen World Gro, Inst        Janus Aspen Series Worldwide Growth Portfolio:
                                   Institutional Shares
JPM U.S. Lg Cap Core Eq            JPMorgan U.S. Large Cap Core Equity Portfolio
Lazard Retire U.S. Strategic,      Lazard Retirement U.S. Strategic Equity
  Serv                             Portfolio - Service Shares (previously Lazard Retirement
                                   Equity Portfolio)
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service
                                   Shares
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS Inv Trust, Init Cl             MFS(R) Investors Trust Series - Initial Class
MFS Inv Trust, Serv Cl             MFS(R) Investors Trust Series - Service Class
MFS New Dis, Init Cl               MFS(R) New Discovery Series - Initial Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Research, Init Cl              MFS(R) Research Series - Initial Class
MFS Total Return, Init Cl          MFS(R) Total Return Series - Initial Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Init Cl             MFS(R) Utilities Series - Initial Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
OpCap Eq                           OpCap Equity Portfolio
OpCap Managed                      OpCap Managed Portfolio
OpCap Sm Cap                       OpCap Small Cap Portfolio
Oppen Cap Appr VA                  Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv            Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA                Oppenheimer Global Securities Fund/VA
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Hi Inc VA                    Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv              Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St VA                   Oppenheimer Main Street Fund/VA
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA            Oppenheimer Strategic Bond Fund/VA
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
Put VT Div Inc, Cl IA              Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB              Putnam VT Diversified Income Fund - Class IB Shares
Put VT Global Eq, Cl IA            Putnam VT Global Equity Fund - Class IA Shares
Put VT Gro & Inc, Cl IA            Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB            Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hlth Sciences, Cl IB        Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IA             Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Inc, Cl IB                  Putnam VT Income Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl Gro & Inc, Cl IB       Putnam VT International Growth and Income Fund - Class IB
                                   Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB
                                   Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Research, Cl IB             Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB           Putnam VT Small Cap Value Fund - Class IB Shares
---------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    297

SUBACCOUNT                         FUND
---------------------------------------------------------------------------------------------

Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
Put VT Voyager, Cl IA              Putnam VT Voyager Fund - Class IA Shares
Put VT Voyager, Cl IB              Putnam VT Voyager Fund - Class IB Shares
RVS VP Bal                         RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Div Bond                    RiverSource(R) Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                  RiverSource(R) Variable Portfolio - Diversified Equity
                                   Income Fund
RVS VP Emer Mkts                   RiverSource(R) Variable Portfolio - Emerging Markets Fund
RVS VP Global Inflation Prot Sec   RiverSource(R) Variable Portfolio - Global Inflation
                                   Protected Securities Fund
RVS VP Gro                         RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond               RiverSource(R) Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                     RiverSource(R) Variable Portfolio - Income Opportunities
                                   Fund
RVS VP Intl Opp                    RiverSource(R) Variable Portfolio - International
                                   Opportunity Fund
RVS VP Lg Cap Eq                   RiverSource(R) Variable Portfolio - Large Cap Equity
                                   Fund(8)
RVS VP Lg Cap Val                  RiverSource(R) Variable Portfolio - Large Cap Value Fund
RVS VP Mid Cap Gro                 RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(9)
RVS VP S&P 500                     RiverSource(R) Variable Portfolio - S&P 500 Index Fund
RVS VP Select Val                  RiverSource(R) Variable Portfolio - Select Value Fund
RVS VP Short Duration              RiverSource(R) Variable Portfolio - Short Duration U.S.
                                   Government Fund
RVS VP Sm Cap Adv                  RiverSource(R) Variable Portfolio - Small Cap Advantage
                                   Fund
RVS VP Sm Cap Val                  RiverSource(R) Variable Portfolio - Small Cap Value Fund
Royce Micro-Cap, Invest Cl         Royce Micro-Cap Portfolio - Investment Class
Royce Sm-Cap, Invest Cl            Royce Small-Cap Portfolio - Investment Class
STI CVT Cap Appr                   STI Classic Variable Trust Capital Appreciation Fund
STI CVT Intl Eq                    STI Classic Variable Trust International Equity Fund(10)
STI CVT Invest Gr Bond             STI Classic Variable Trust Investment Grade Bond Fund(11)
STI CVT Lg Cap Relative Val        STI Classic Variable Trust Large Cap Relative Value Fund
STI CVT Lg Cap Val Eq              STI Classic Variable Trust Large Cap Value Equity Fund
STI CVT Mid-Cap Eq                 STI Classic Variable Trust Mid-Cap Equity Fund
STI CVT Sm Cap Val Eq              STI Classic Variable Trust Small Cap Value Equity Fund
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class
                                   II Shares
VanK LIT Gro & Inc, Cl II          Van Kampen Life Investment Trust Growth and Income
                                   Portfolio, Class II Shares
VanK UIF U.S. Real Est, Cl I       Van Kampen UIF U.S. Real Estate Portfolio, Class I Shares
VanK UIF U.S. Real Est, Cl II      Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares
Wanger Intl Sm Cap                 Wanger International Small Cap
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT C&B Lg Cap Val           Wells Fargo Advantage VT C&B Large Cap Value Fund
WF Adv VT Eq Inc                   Wells Fargo Advantage VT Equity Income Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Lg Co Core               Wells Fargo Advantage VT Large Company Core Fund
WF Adv VT Lg Co Gro                Wells Fargo Advantage VT Large Company Growth Fund
WF Adv VT Money Mkt                Wells Fargo Advantage VT Money Market Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
WF Adv VT Total Return Bond        Wells Fargo Advantage VT Total Return Bond Fund
---------------------------------------------------------------------------------------------


   (1) AIM V.I. Demographic Trends Fund, Series I Shares merged into AIM V.I. Capital Appreciation Fund, Series I Shares on Nov. 3, 2006.

   (2) AIM V.I. Premier Equity Fund, Series I Shares merged into AIM V.I. Core Equity Fund, Series I Shares on April 28, 2006.

   (3) AIM V.I. Premier Equity Fund, Series II Shares merged into AIM V.I. Core Equity Fund, Series II Shares on April 28, 2006.

   (4) Columbia High Yield Fund, Variable Series, Class A merged into Nations High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class A.

   (5) Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B.

   (6) Dreyfus Variable Investment Fund Disciplined Stock Portfolio, Initial Shares liquidated on April 30, 2007.

   (7) Dreyfus Variable Investment Fund Small Company Stock Portfolio, Initial Shares liquidated on April 30, 2007.

   (8) RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.

   (9) RiverSource(R) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

  (10) STI Classic Variable Trust International Equity Fund liquidated on April 30, 2007.

  (11) STI Classic Variable Trust Investment Grade Bond Fund liquidated on April 30, 2007.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.


 298    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share or the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investments securities.

VARIABLE PAYOUT
Net assets allocated to conducts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the fallowing percent of the average daily net assets of each subaccount.

PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE

---------------------------------------------------------------------------------------------------------


EG Essential                   0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG New Solutions               0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Now Solutions Select        1.00% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Pathways                    1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Pathways Select             1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Privilege                   1.25% to 1.65%                                                0.16%
                               (depending on the contract and benefit option
                               selected)
---------------------------------------------------------------------------------------------------------
AccessChoice Select            l.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Endeavor Plus                  0.90% to 1.95%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Endeavor Select                0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice                     1.25% to 1.65%                                                0.15%
                               (depending to the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice Select              1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    299

PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE

---------------------------------------------------------------------------------------------------------

Galaxy                         1.00% to 1.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations                    0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Select             0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Classic            0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Classic Select     0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
New Solutions                  0.85% to 1.20%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Personal Portfolio             1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Port Plus                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Port Plus(2)                   1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Pinnacle                       1.00% to 1.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Platinum                       1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Preferred                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Signature                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Signature Select               1.30% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Signature One                  1.35% to 1.45%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Signature One Select           1.60% to 2.00%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Advantage                1.05% to 1.50%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Advantage Select         0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Builder                  1.10% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Builder Select           1.25% to 1.90%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Choice                   1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Choice Select            1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------


4. CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES
RiverSource Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by RiverSource Life for withdrawals are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by RiverSource Life.


 300    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:


                                                           CURRENT PERCENTAGE          PERCENTAGE RANGE
FUND                                                              RANGE             PRIOR TO MARCH 1, 2006

----------------------------------------------------------------------------------------------------------


RiverSource(R) Variable Portfolio - Balanced Fund           0.530% to 0.350%           0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund    0.330% to 0.150%           0.510% to 0.440%
RiverSource(R) Variable Portfolio - Diversified Bond Fund   0.480% to 0.290%           0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity
  Income Fund                                               0.600% to 0.375%           0.560% to 0.470%
RiverSource(R) Variable Portfolio - Emerging Markets Fund   1.100% to 0.900%           1.170% to 1.095%
RiverSource(R) Variable Portfolio - Global Inflation
  Protected Securities Fund                                 0.440% to 0.250%           0.490% to 0.415%
RiverSource(R) Variable Portfolio - Growth Fund             0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund    0.590% to 0.360%           0.620% to 0.545%
RiverSource(R) Variable Portfolio - Income Opportunities
  Fund                                                      0.610% to 0.380%           0.640% to 0.565%
RiverSource(R) Variable Portfolio - International
  Opportunity Fund                                          0.800% to 0.570%           0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund   0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - Large Cap Value Fund    0.600% to 0.375%           0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund     0.700% to 0.475%           0.650% to 0.560%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund      0.220% to 0.120%           0.290% to 0.260%
RiverSource(R) Variable Portfolio - Select Value Fund       0.780% to 0.650%           0.810% to 0.720%
RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                           0.480% to 0.250%           0.610% to 0.535%
RiverSource(R) Variable Portfolio - Small Cap Advantage
  Fund                                                      0.790% to 0.665%           0.790% to 0.650%
RiverSource(R) Variable Portfolio - Small Cap Value Fund    0.970% to 0.870%           1.020% to 0.920%
----------------------------------------------------------------------------------------------------------


For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R)Variable Portfolio - Balanced Fund and is 0.12% for the following Funds:

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Emerging Markets Fund
RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Large Cap Value Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RiverSource(R) Variable Portfolio - Select Value Fund
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RiverSource(R) Variable Portfolio - Small Cap Value Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    301

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:


                                                            CURRENT PERCENTAGE          PERCENTAGE RANGE
FUND                                                               RANGE             PRIOR TO OCT. 1, 2005

----------------------------------------------------------------------------------------------------------


RiverSource(R) Variable Portfolio - Balanced Fund            0.060% to 0.030%           0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund     0.060% to 0.030%           0.030% to 0.020%
RiverSource(R) Variable Portfolio - Diversified Bond Fund    0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity
  Income Fund                                                0.060% to 0.030%           0.040% to 0.020%
RiverSource(R) Variable Portfolio - Emerging Markets Fund    0.080% to 0.050%           0.100% to 0.050%
RiverSource(R) Variable Portfolio - Global Inflation
  Protected Securities Fund                                  0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Growth Fund              0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund     0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Income Opportunities
  Fund                                                       0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - International
  Opportunity Fund                                           0.080% to 0.050%           0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund    0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - Large Cap Value Fund     0.060% to 0.030%           0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund      0.060% to 0.030%           0.060% to 0.030%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund       0.060% to 0.030%           0.080% to 0.065%
RiverSource(R) Variable Portfolio - Select Value Fund        0.060% to 0.030%           0.060% to 0.035%
RiverSource(R) Variable Portfolio - Short Duration U.S.
  Government Fund                                            0.070% to 0.040%           0.050% to 0.025%
RiverSource(R) Variable Portfolio - Small Cap Advantage
  Fund                                                       0.080% to 0.050%           0.060% to 0.035%
RiverSource(R) Variable Portfolio - Small Cap Value Fund     0.080% to 0.050%           0.080% to 0.055%
----------------------------------------------------------------------------------------------------------


The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life.

7. INVESTMENT TRANSACTIONS
The subaccounts'purchases of Funds'shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2006 were as follows:


SUBACCOUNT                       FUND                                                 PURCHASES
--------------------------------------------------------------------------------------------------


AIM VI Basic Val, Ser II         AIM V.I. Basic Value Fund, Series II Shares             3,838,859
                                 AIM V.I. Capital Appreciation Fund, Series I
AIM VI Cap Appr, Ser I           Shares                                                  1,827,577
                                 AIM V.I. Capital Appreciation Fund, Series II
AIM VI Cap Appr, Ser II          Shares                                                 13,335,428
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares        142,347
                                 AIM V.I. Capital Development Fund, Series II
AIM VI Cap Dev, Ser II           Shares                                                    299,161
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares             33,868,102
AIM VI Core Eq, Ser II           AIM V.I. Core Equity Fund, Series II Shares               348,303
                                 AIM V.I. International Growth Fund, Series I
AIM VI Intl Gro, Ser I           Shares                                                    127,567
                                 AIM V.I. Mid Cap Core Equity Fund, Series II
AIM VI Mid Cap Core Eq, Ser II   Shares                                                  1,239,638
                                 AllianceBernstein VPS Balanced Shares Portfolio
AB VPS Bal Shares, Cl B          (Class B)                                               1,060,977
                                 AllianceBernstein VPS Global Technology Portfolio
AB VPS Global Tech, Cl B         (Class B)                                                 409,592
                                 AllianceBernstein VPS Growth and Income Portfolio
AB VPS Gro & Inc, Cl B           (Class B)                                               3,520,086
                                 AllianceBernstein VPS International Value
AB VPS Intl Val, Cl B            Portfolio (Class B)                                    47,559,654
                                 AllianceBernstein VPS Large Cap Growth Portfolio
AB VPS Lg Cap Gro, Cl B          (Class B)                                                 803,284
                                 AllianceBernstein VPS U.S. Government/High Grade
AB VPS U.S. Govt/Hi Gr, Cl B     Securities Portfolio (Class B)                            406,807
AC VP Inc & Gro, Cl I            American Century VP Income & Growth, Class I               46,011
AC VP Inflation Prot, Cl II      American Century VP Inflation Protection, Class II     44,733,866
AC VP Intl, Cl II                American Century VP International, Class II                24,465
AC VP Ultra, Cl II               American Century VP Ultra(R), Class II                 78,053,548
AC VP Val, Cl I                  American Century VP Value, Class I                        243,314
AC VP Val, Cl II                 American Century VP Value, Class II                       176,262
Baron Cap Asset, Ins             Baron Capital Asset Fund - Insurance Shares                31,585
                                 Columbia Asset Allocation Fund, Variable Series,
Col Asset Alloc, VS Cl A         Class A                                                    65,396
                                 Columbia Federal Securities Fund, Variable Series,
Col Federal Sec, VS Cl A         Class A                                                   127,753
Col Hi Yield, VS Cl A            Columbia High Yield Fund, Variable Series, Class A        681,234
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B     51,555,351
                                 Columbia Large Cap Growth Fund, Variable Series,
Col Lg Cap Gro, VS Cl A          Class A                                                    16,861
                                 Columbia Small Cap Value Fund, Variable Series,
Col Sm Cap Val, VS Cl B          Class B                                                   105,175
                                 Columbia Small Company Growth Fund, Variable
Col Sm Co Gro, VS Cl A           Series, Class A                                               915
CS Mid-Cap Core                  Credit Suisse Trust - Mid-Cap Core Portfolio               19,300
                                 Dreyfus Investment Portfolios MidCap Stock
Drey IP MidCap Stock, Serv       Portfolio, Service Shares                                  36,448
                                 Dreyfus Investment Portfolios Technology Growth
Drey IP Tech Gro, Serv           Portfolio, Service Shares                              20,202,531
                                 The Dreyfus Socially Responsible Growth Fund,
Drey Soc Resp Gro, Init          Inc., Initial Shares                                       95,867
--------------------------------------------------------------------------------------------------

 302    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                       FUND                                                 PURCHASES
--------------------------------------------------------------------------------------------------

                                 Dreyfus Variable Investment Fund Appreciation
Drey VIF Appr, Serv              Portfolio, Service Shares                                  22,786
                                 Dreyfus Variable Investment Fund Disciplined Stock
Drey VIF Disc Stock, Init        Portfolio, Initial Shares                                   2,178
                                 Dreyfus Variable Investment Fund International
Drey VIF Intl Val, Serv          Value Portfolio, Service Shares                         1,033,171
                                 Dreyfus Variable Investment Fund Small Company
Drey VIF Sm Co Stock, Init       Stock Portfolio, Initial Shares                             8,316
EG VA Bal, Cl 2                  Evergreen VA Balanced Fund - Class 2                      301,527
EG VA Core Bond, Cl 2            Evergreen VA Core Bond Fund - Class 2                  12,320,182
EG VA Fundamental Lg Cap, Cl 1   Evergreen VA Fundamental Large Cap Fund - Class 1         227,617
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2       4,672,507
EG VA Gro, Cl 2                  Evergreen VA Growth Fund - Class 2                      3,211,227
EG VA Hi Inc, Cl 2               Evergreen VA High Income Fund - Class 2                 7,846,287
EG VA Intl Eq, Cl 1              Evergreen VA International Equity Fund - Class 1        1,336,476
EG VA Intl Eq, Cl 2              Evergreen VA International Equity Fund - Class 2        9,646,156
EG VA Omega, Cl 1                Evergreen VA Omega Fund - Class 1                          92,094
EG VA Omega, Cl 2                Evergreen VA Omega Fund - Class 2                       8,085,858
EG VA Special Val, Cl 1          Evergreen VA Special Values Fund - Class 1              2,418,198
EG VA Special Val, Cl 2          Evergreen VA Special Values Fund - Class 2              3,637,103
EG VA Strategic Inc, Cl 1        Evergreen VA Strategic Income Fund - Class 1            1,869,055
EG VA Strategic Inc, Cl 2        Evergreen VA Strategic Income Fund - Class 2           10,498,394
Fid VIP Bal, Serv Cl             Fidelity(R) VIP Balanced Portfolio Service Class           31,915
Fid VIP Bal, Serv Cl 2           Fidelity(R) VIP Balanced Portfolio Service Class 2         50,232
                                 Fidelity(R) VIP Contrafund(R) Portfolio Service
Fid VIP Contrafund, Serv Cl      Class                                                   3,366,783
                                 Fidelity(R) VIP Contrafund(R) Portfolio Service
Fid VIP Contrafund, Serv Cl 2    Class 2                                               234,671,337
                                 Fidelity(R) VIP Dynamic Capital Appreciation
Fid VIP Dyn Appr, Serv Cl 2      Portfolio Service Class 2                                 775,554
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl       Class                                                     594,135
                                 Fidelity(R) VIP Growth & Income Portfolio Service
Fid VIP Gro & Inc, Serv Cl 2     Class 2                                                    53,974
Fid VIP Gro, Serv Cl             Fidelity(R) VIP Growth Portfolio Service Class             13,312
Fid VIP Gro, Serv Cl 2           Fidelity(R) VIP Growth Portfolio Service Class 2          720,051
                                 Fidelity(R) VIP High Income Portfolio Service
Fid VIP Hi Inc, Serv Cl          Class                                                     825,286
                                 Fidelity(R) VIP High Income Portfolio Service
Fid VIP Hi Inc, Serv Cl 2        Class 2                                                   931,866
                                 Fidelity(R) VIP Investment Grade Bond Portfolio
Fid VIP Invest Gr, Serv Cl 2     Service Class 2                                        30,494,807
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class         6,191,139
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2      48,808,009
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class          298,370
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2      9,493,487
FTVIPT Frank Inc Sec, Cl 2       FTVIPT Franklin Income Securities Fund - Class 2        7,325,702
FTVIPT Frank Global Real Est,    FTVIPT Franklin Global Real Estate Securities
  Cl 2                           Fund - Class 2                                          3,051,224
                                 FTVIPT Franklin Rising Dividends Securities
FTVIPT Frank Rising Divd, Cl 2   Fund - Class 2                                            280,990
                                 FTVIPT Franklin Small Cap Value Securities
FTVIPT Frank Sm Cap Val, Cl 2    Fund - Class 2                                          2,044,294
FTVIPT Frank Sm Mid Cap Gro, Cl  FTVIPT Franklin Small-Mid Cap Growth Securities
  2                              Fund - Class 2                                          1,016,520
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2         56,099,004
                                 FTVIPT Templeton Developing Markets Securities
FTVIPT Temp Dev Mkts Sec, Cl 2   Fund - Class 2                                            628,754
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2      3,705,711
                                 FTVIPT Templeton Global Income Securities
FTVIPT Temp Global Inc, Cl 2     Fund - Class 2                                         74,623,959
FTVIPT Temp Gro Sec, Cl 2        FTVIPT Templeton Growth Securities Fund - Class 2       1,298,829
                                 Goldman Sachs VIT Capital Growth
GS VIT Cap Gro, Inst             Fund - Institutional Shares                                23,677
                                 Goldman Sachs VIT Strategic International Equity
GS VIT Strategic Intl Eq, Inst   Fund - Institutional Shares                               176,411
                                 Goldman Sachs VIT Mid Cap Value
GS VIT Mid Cap Val, Inst         Fund - Institutional Shares                            75,581,606
                                 Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst     Fund - Institutional Shares                             1,144,668
                                 Janus Aspen Series Balanced Portfolio:
Janus Aspen Bal, Inst            Institutional Shares                                      232,628
                                 Janus Aspen Series Global Technology Portfolio:
Janus Aspen Global Tech, Serv    Service Shares                                             42,781
                                 Janus Aspen Series International Growth Portfolio:
Janus Aspen Intl Gro, Serv       Service Shares                                            930,202
                                 Janus Aspen Series Large Cap Growth Portfolio:
Janus Aspen Lg Cap Gro, Serv     Service Shares                                             82,348
                                 Janus Aspen Series Mid Cap Growth Portfolio:
Janus Aspen Mid Cap Gro, Serv    Service Shares                                             14,711
                                 Janus Aspen Series Worldwide Growth Portfolio:
Janus Aspen World Gro, Inst      Institutional Shares                                       63,092
JPM U.S. Lg Cap Core Eq          JPMorgan U.S. Large Cap Core Equity Portfolio              68,796
Lazard Retire U.S. Strategic,    Lazard Retirement U.S. Strategic Equity
  Serv                           Portfolio - Service Shares                                 27,474
                                 Lazard Retirement International Equity
Lazard Retire Intl Eq, Serv      Portfolio - Service Shares                                144,808
                                 MFS(R) Investors Growth Stock Series - Service
MFS Inv Gro Stock, Serv Cl       Class                                                     393,918
MFS Inv Trust, Init Cl           MFS(R) Investors Trust Series - Initial Class             214,549
MFS Inv Trust, Serv Cl           MFS(R) Investors Trust Series - Service Class              82,070
MFS New Dis, Init Cl             MFS(R) New Discovery Series - Initial Class               295,277
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class               334,819
MFS Research, Init Cl            MFS(R) Research Series - Initial Class                     50,844
MFS Total Return, Init Cl        MFS(R) Total Return Series - Initial Class                 43,523
MFS Total Return, Serv Cl        MFS(R) Total Return Series - Service Class              9,667,981
MFS Utilities, Init Cl           MFS(R) Utilities Series - Initial Class                 1,554,182
--------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    303

SUBACCOUNT                       FUND                                                 PURCHASES
--------------------------------------------------------------------------------------------------

MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                 1,275,000
OpCap Eq                         OpCap Equity Portfolio                                    111,246
OpCap Managed                    OpCap Managed Portfolio                                   578,765
OpCap Sm Cap                     OpCap Small Cap Portfolio                                 271,210
Oppen Cap Appr VA                Oppenheimer Capital Appreciation Fund/VA                   90,153
                                 Oppenheimer Capital Appreciation Fund/VA, Service
Oppen Cap Appr VA, Serv          Shares                                                 20,422,089
Oppen Global Sec VA              Oppenheimer Global Securities Fund/VA                      32,334
                                 Oppenheimer Global Securities Fund/VA, Service
Oppen Global Sec VA, Serv        Shares                                                  4,921,786
Oppen Hi Inc VA                  Oppenheimer High Income Fund/VA                           213,997
Oppen Hi Inc VA, Serv            Oppenheimer High Income Fund/VA, Service Shares           823,405
Oppen Main St VA                 Oppenheimer Main Street Fund/VA                            29,891
                                 Oppenheimer Main Street Small Cap Fund/VA, Service
Oppen Main St Sm Cap VA, Serv    Shares                                                  1,233,192
Oppen Strategic Bond VA          Oppenheimer Strategic Bond Fund/VA                         34,875
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares     72,334,714
                                 Putnam VT Diversified Income Fund - Class IA
Put VT Div Inc, Cl IA            Shares                                                    212,085
                                 Putnam VT Diversified Income Fund - Class IB
Put VT Div Inc, Cl IB            Shares                                                    195,595
Put VT Global Eq, Cl IA          Putnam VT Global Equity Fund - Class IA Shares             13,033
Put VT Gro & Inc, Cl IA          Putnam VT Growth and Income Fund - Class IA Shares        418,165
Put VT Gro & Inc, Cl IB          Putnam VT Growth and Income Fund - Class IB Shares      1,206,960
Put VT Hlth Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares          401,666
Put VT Hi Yield, Cl IA           Putnam VT High Yield Fund - Class IA Shares               138,064
Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares               108,358
Put VT Inc, Cl IB                Putnam VT Income Fund - Class IB Shares                    58,054
                                 Putnam VT International Equity Fund - Class IB
Put VT Intl Eq, Cl IB            Shares                                                  2,742,176
                                 Putnam VT International Growth and Income
Put VT Intl Gro & Inc, Cl IB     Fund - Class IB Shares                                        136
                                 Putnam VT International New Opportunities
Put VT Intl New Opp, Cl IB       Fund - Class IB Shares                                    198,705
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares          8,199
Put VT Research, Cl IB           Putnam VT Research Fund - Class IB Shares                  11,498
Put VT Sm Cap Val, Cl IB         Putnam VT Small Cap Value Fund - Class IB Shares       33,227,703
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                    370,391
Put VT Voyager, Cl IA            Putnam VT Voyager Fund - Class IA Shares                    6,641
Put VT Voyager, Cl IB            Putnam VT Voyager Fund - Class IB Shares                    9,777
RVS VP Bal                       RiverSource(R) Variable Portfolio - Balanced Fund       1,724,104
                                 RiverSource(R) Variable Portfolio - Cash
RVS VP Cash Mgmt                 Management Fund                                        24,249,032
                                 RiverSource(R) Variable Portfolio - Diversified
RVS VP Div Bond                  Bond Fund                                             154,916,192
                                 RiverSource(R) Variable Portfolio - Diversified
RVS VP Div Eq Inc                Equity Income Fund                                    149,866,405
                                 RiverSource(R) Variable Portfolio - Emerging
RVS VP Emer Mkts                 Markets Fund                                           42,866,819
RVS VP Global Inflation Prot     RiverSource(R) Variable Portfolio - Global
  Sec                            Inflation Protected Securities Fund                   113,344,245
RVS VP Gro                       RiverSource(R) Variable Portfolio - Growth Fund            45,559
                                 RiverSource(R) Variable Portfolio - High Yield
RVS VP Hi Yield Bond             Bond Fund                                              25,415,303
                                 RiverSource(R) Variable Portfolio - Income
RVS VP Inc Opp                   Opportunities Fund                                     41,594,050
                                 RiverSource(R) Variable Portfolio - International
RVS VP Intl Opp                  Opportunity Fund                                          186,546
                                 RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Eq                 Equity Fund                                            25,115,216
                                 RiverSource(R) Variable Portfolio - Large Cap
RVS VP Lg Cap Val                Value Fund                                                 26,429
                                 RiverSource(R) Variable Portfolio - Mid Cap Growth
RVS VP Mid Cap Gro               Fund                                                    4,798,848
                                 RiverSource(R) Variable Portfolio - S&P 500 Index
RVS VP S&P 500                   Fund                                                    2,581,965
                                 RiverSource(R) Variable Portfolio - Select Value
RVS VP Select Val                Fund                                                       17,634
                                 RiverSource(R) Variable Portfolio - Short Duration
RVS VP Short Duration            U.S. Government Fund                                   13,617,808
                                 RiverSource(R) Variable Portfolio - Small Cap
RVS VP Sm Cap Adv                Advantage Fund                                            978,635
                                 RiverSource(R) Variable Portfolio - Small Cap
RVS VP Sm Cap Val                Value Fund                                             29,090,072
Royce Micro-Cap, Invest Cl       Royce Micro-Cap Portfolio - Investment Class              488,118
Royce Sm-Cap, Invest Cl          Royce Small-Cap Portfolio - Investment Class              213,416
                                 STI Classic Variable Trust Capital Appreciation
STI CVT Cap Appr                 Fund                                                    1,388,898
                                 STI Classic Variable Trust International Equity
STI CVT Intl Eq                  Fund                                                    1,119,170
                                 STI Classic Variable Trust Investment Grade Bond
STI CVT Invest Gr Bond           Fund                                                      106,364
                                 STI Classic Variable Trust Large Cap Relative
STI CVT Lg Cap Relative Val      Value Fund                                              3,157,381
                                 STI Classic Variable Trust Large Cap Value Equity
STI CVT Lg Cap Val Eq            Fund                                                       14,421
STI CVT Mid-Cap Eq               STI Classic Variable Trust Mid-Cap Equity Fund             39,874
                                 STI Classic Variable Trust Small Cap Value Equity
STI CVT Sm Cap Val Eq            Fund                                                    2,809,319
Third Ave Val                    Third Avenue Value Portfolio                              917,355
                                 Van Kampen Life Investment Trust Comstock
VanK LIT Comstock, Cl II         Portfolio, Class II Shares                            136,660,656
                                 Van Kampen Life Investment Trust Growth and Income
VanK LIT Gro & Inc, Cl II        Portfolio, Class II Shares                                906,216
                                 Van Kampen UIF U.S. Real Estate Portfolio, Class I
VanK UIF U.S. Real Est, Cl I     Shares                                                    396,015
                                 Van Kampen UIF U.S. Real Estate Portfolio, Class
VanK UIF U.S. Real Est, Cl II    II Shares                                               1,870,358
Wanger Intl Sm Cap               Wanger International Small Cap                         33,258,582
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                          19,567,391
--------------------------------------------------------------------------------------------------

 304    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                       FUND                                                 PURCHASES
--------------------------------------------------------------------------------------------------

WF Adv VT Asset Alloc            Wells Fargo Advantage VT Asset Allocation Fund          1,486,917
WF Adv VT C&B Lg Cap Val         Wells Fargo Advantage VT C&B Large Cap Value Fund       1,010,708
WF Adv VT Eq Inc                 Wells Fargo Advantage VT Equity Income Fund             1,058,517
WF Adv VT Intl Core              Wells Fargo Advantage VT International Core Fund          679,079
WF Adv VT Lg Co Core             Wells Fargo Advantage VT Large Company Core Fund          286,972
WF Adv VT Lg Co Gro              Wells Fargo Advantage VT Large Company Growth Fund     13,483,817
WF Adv VT Money Mkt              Wells Fargo Advantage VT Money Market Fund              6,602,510
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund            510,617
WF Adv VT Total Return Bond      Wells Fargo Advantage VT Total Return Bond Fund        39,337,029
--------------------------------------------------------------------------------------------------


8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2006:


                                             AIM VI            AIM VI           AIM VI             AIM VI              AIM VI
                                           BASIC VAL,         CAP APPR,        CAP APPR,          CAP DEV,            CAP DEV,
PRICE LEVEL                                  SER II             SER I           SER II             SER I               SER II
                                        ------------------------------------------------------------------------------------------


1.00%                                         $1.28             $0.79            $1.47             $  --               $1.43
1.05%                                          1.06                --             0.99                --                1.01
1.10%                                          1.28              0.78             1.46                --                1.42
1.15%                                          1.25              0.96             1.20                --                1.37
1.20%                                          1.36              0.65             1.22                --                1.47
1.25%                                            --                --               --                --                  --
1.25%                                          1.27              0.96             1.45                --                1.41
1.30%                                          1.72                --             1.54                --                1.92
1.35%                                          1.26              0.77             1.45                --                1.40
1.40%                                            --                --               --                --                  --
1.40%                                          1.58              1.07             1.18              1.80                1.76
1.45%                                          1.35              0.64             1.21                --                1.45
1.50%                                          1.58              0.64             1.18              1.28                1.75
1.55%                                          1.70                --             1.52                --                1.90
1.60%                                          1.57              0.70             1.17              1.27                1.75
1.65%                                          1.69              0.63             1.52                --                1.89
1.70%                                          1.56              0.63             1.16                --                1.74
1.75%                                          1.34                --             1.20                --                1.44
1.80%                                          1.55              1.54             1.16                --                1.73
1.85%                                          1.68                --             1.50                --                1.88
1.90%                                          1.23                --             1.18                --                1.35
1.95%                                          1.23                --               --                --                1.35
2.00%                                          1.23                --             1.17                --                1.34
2.05%                                          1.22                --             1.17                --                1.34
2.10%                                          1.22                --             1.17                --                1.34
2.15%                                          1.22                --             1.17                --                1.34
2.20%                                          1.22                --             1.17                --                1.34
---------------------------------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    305

                                             AIM VI            AIM VI           AIM VI             AIM VI              AB VPS
                                            CORE EQ,          CORE EQ,         INTL GRO,      MID CAP CORE EQ,      BAL SHARES,
PRICE LEVEL                                   SER I            SER II            SER I             SER II               CL B
                                        ------------------------------------------------------------------------------------------


1.00%                                         $1.08             $1.08            $  --             $  --               $1.30
1.05%                                            --                --               --              1.04                1.08
1.10%                                          1.08              1.08               --                --                1.30
1.15%                                          1.08                --               --              1.26                1.21
1.20%                                          1.08              1.08               --              1.04                1.27
1.25%                                            --                --               --                --                  --
1.25%                                          1.08              1.08               --              1.04                1.29
1.30%                                            --              1.08               --              1.25                1.43
1.35%                                          1.08              1.08               --              1.25                1.28
1.40%                                            --                --               --                --                  --
1.40%                                          1.45              1.08             1.85              1.04                1.39
1.45%                                          1.08              1.08               --              1.25                1.26
1.50%                                          1.08              1.08               --              1.25                1.26
1.55%                                            --              1.08               --              1.24                1.42
1.60%                                          1.08              1.08               --              1.04                1.38
1.65%                                          1.08              1.08               --              1.24                1.38
1.70%                                          1.08              1.08               --              1.24                1.19
1.75%                                            --              1.08               --              1.24                1.25
1.80%                                          1.08              1.08               --              1.24                1.19
1.85%                                            --              1.08               --              1.23                1.37
1.90%                                            --                --               --              1.23                1.19
1.95%                                            --                --               --              1.23                1.18
2.00%                                            --                --               --              1.23                1.18
2.05%                                            --                --               --              1.23                1.18
2.10%                                            --                --               --              1.23                1.18
2.15%                                            --                --               --              1.22                1.18
2.20%                                            --                --               --              1.22                1.18
---------------------------------------------------------------------------------------------------------------------------------




 306    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             AB VPS            AB VPS           AB VPS             AB VPS              AB VPS
                                          GLOBAL TECH,       GRO & INC,        INTL VAL,        LG CAP GRO,       U.S. GOVT/HI GR,
PRICE LEVEL                                   CL B              CL B             CL B               CL B                CL B
                                        ------------------------------------------------------------------------------------------


1.00%                                         $0.48             $1.28            $  --             $0.66               $  --
1.05%                                            --              1.11             1.12                --                  --
1.10%                                          0.48              1.28               --              0.65                  --
1.15%                                            --              1.29             1.85                --                  --
1.20%                                          1.14              1.41             1.12              1.22                  --
1.25%                                            --                --               --                --                  --
1.25%                                          0.47              1.26             1.12              0.65                  --
1.30%                                          1.60              1.74             1.84              1.48                  --
1.35%                                          0.47              1.25             1.84              0.64                  --
1.40%                                            --                --               --                --                  --
1.40%                                          0.73              1.62             1.83              0.77                1.31
1.45%                                          1.13              1.40             1.83              1.21                  --
1.50%                                          0.44              1.62             1.83              0.64                1.21
1.55%                                          1.59              1.72             1.83              1.47                  --
1.60%                                          0.47              1.61             1.82              0.68                1.30
1.65%                                          1.58              1.71             1.82              1.46                  --
1.70%                                          1.50              1.60             1.82              1.31                  --
1.75%                                          1.12              1.39             1.82              1.20                  --
1.80%                                          1.49              1.58             1.81              1.31                  --
1.85%                                          1.57              1.70             1.81              1.45                  --
1.90%                                            --              1.27             1.81                --                  --
1.95%                                            --              1.27             1.81                --                  --
2.00%                                            --              1.27             1.80                --                  --
2.05%                                            --              1.26             1.80                --                  --
2.10%                                            --              1.26             1.80                --                  --
2.15%                                            --              1.26             1.80                --                  --
2.20%                                            --              1.26             1.80                --                  --
---------------------------------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    307

                                                                AC VP
                                              AC VP           INFLATION          AC VP             AC VP               AC VP
                                           INC & GRO,           PROT,            INTL,             ULTRA,               VAL,
PRICE LEVEL                                   CL I              CL II            CL II             CL II                CL I
                                        ------------------------------------------------------------------------------------------


1.00%                                         $  --             $  --            $  --             $  --               $  --
1.05%                                            --              1.02             1.08              0.97                  --
1.10%                                            --                --               --                --                  --
1.15%                                            --              1.06             1.55              1.03                  --
1.20%                                            --              1.02             1.08              0.96                  --
1.25%                                            --                --               --                --                  --
1.25%                                            --              1.02             1.08              0.96                  --
1.30%                                            --              1.06             1.54              1.02                  --
1.35%                                            --              1.06             1.54              1.02                  --
1.40%                                            --                --               --                --                  --
1.40%                                          1.56              1.06             1.08              0.96                2.13
1.45%                                            --              1.06             1.54              1.02                  --
1.50%                                            --              1.05             1.53              1.02                  --
1.55%                                            --              1.05             1.53              1.02                  --
1.60%                                            --              1.05             1.08              0.96                  --
1.65%                                            --              1.05             1.53              1.01                  --
1.70%                                            --              1.05             1.53              1.01                  --
1.75%                                            --              1.05             1.52              1.01                  --
1.80%                                            --              1.05             1.52              1.01                  --
1.85%                                            --              1.04             1.52              1.01                  --
1.90%                                            --              1.04             1.52              1.01                  --
1.95%                                            --              1.04             1.52              1.00                  --
2.00%                                            --              1.04             1.51              1.00                  --
2.05%                                            --              1.04             1.51              1.00                  --
2.10%                                            --              1.04             1.51              1.00                  --
2.15%                                            --              1.04             1.51              1.00                  --
2.20%                                            --              1.03             1.50              1.00                  --
---------------------------------------------------------------------------------------------------------------------------------




 308    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              AC VP             BARON             COL               COL                 COL
                                              VAL,           CAP ASSET,      ASSET ALLOC,       FEDERAL SEC,         HI YIELD,
PRICE LEVEL                                   CL II              INS            VS CL A           VS CL A             VS CL A
                                        ------------------------------------------------------------------------------------------


1.00%                                         $  --             $  --            $  --             $  --               $  --
1.05%                                          1.12                --               --                --                  --
1.10%                                            --                --               --                --                  --
1.15%                                          1.33                --             1.52              1.08                1.07
1.20%                                          1.12                --               --                --                  --
1.25%                                            --                --               --                --                  --
1.25%                                          1.12                --             1.51              1.08                1.07
1.30%                                          1.32                --               --                --                  --
1.35%                                          1.32                --               --                --                  --
1.40%                                            --                --               --                --                  --
1.40%                                          1.32              1.97               --                --                  --
1.45%                                          1.32                --               --                --                  --
1.50%                                          1.32              1.64               --                --                  --
1.55%                                          1.31                --               --                --                  --
1.60%                                          1.31              1.64               --                --                  --
1.65%                                          1.31                --               --                --                  --
1.70%                                          1.31                --               --                --                  --
1.75%                                          1.31                --               --                --                  --
1.80%                                          1.30                --               --                --                  --
1.85%                                          1.30                --               --                --                  --
1.90%                                          1.30                --               --                --                  --
1.95%                                          1.30                --               --                --                  --
2.00%                                          1.30                --               --                --                  --
2.05%                                          1.30                --               --                --                  --
2.10%                                          1.29                --               --                --                  --
2.15%                                          1.29                --               --                --                  --
2.20%                                          1.29                --               --                --                  --
---------------------------------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    309

                                               COL               COL              COL               COL                  CS
                                            HI YIELD,        LG CAP GRO,      SM CAP VAL,        SM CO GRO,           MID-CAP
PRICE LEVEL                                  VS CL B           VS CL A          VS CL B           VS CL A               CORE
                                        ------------------------------------------------------------------------------------------


1.00%                                         $  --             $  --            $  --             $  --               $  --
1.05%                                          1.07                --             1.04                --                  --
1.10%                                            --                --               --                --                  --
1.15%                                          1.07              1.13             1.44              1.87                  --
1.20%                                          1.07                --             1.04                --                  --
1.25%                                            --                --               --                --                  --
1.25%                                          1.07              1.13             1.03              1.86                  --
1.30%                                          1.07                --             1.44                --                  --
1.35%                                          1.07                --             1.43                --                  --
1.40%                                            --                --               --                --                  --
1.40%                                          1.07                --             1.03                --                1.23
1.45%                                          1.07                --             1.43                --                  --
1.50%                                          1.07                --             1.43                --                0.89
1.55%                                          1.07                --             1.43                --                  --
1.60%                                          1.07                --             1.03                --                0.79
1.65%                                          1.07                --             1.42                --                  --
1.70%                                          1.07                --             1.42                --                  --
1.75%                                          1.06                --             1.42                --                  --
1.80%                                          1.06                --             1.42                --                  --
1.85%                                          1.06                --             1.41                --                  --
1.90%                                          1.06                --             1.41                --                  --
1.95%                                          1.06                --             1.41                --                  --
2.00%                                          1.06                --             1.41                --                  --
2.05%                                          1.06                --             1.41                --                  --
2.10%                                          1.06                --             1.41                --                  --
2.15%                                          1.06                --             1.40                --                  --
2.20%                                          1.06                --             1.40                --                  --
---------------------------------------------------------------------------------------------------------------------------------




 310    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             DREY IP           DREY IP         DREY SOC           DREY VIF            DREY VIF
                                          MIDCAP STOCK,       TECH GRO,        RESP GRO,           APPR,            DISC STOCK,
PRICE LEVEL                                   SERV              SERV             INIT               SERV                INIT
                                        ------------------------------------------------------------------------------------------


1.00%                                         $  --             $  --            $  --             $  --               $  --
1.05%                                          0.98              0.98               --              1.12                  --
1.10%                                            --                --               --                --                  --
1.15%                                          1.30              1.09               --              1.22                  --
1.20%                                          0.98              0.98             0.70              1.12                  --
1.25%                                            --                --               --                --                  --
1.25%                                          0.98              0.97             0.70              1.11                  --
1.30%                                          1.30              1.08               --              1.21                  --
1.35%                                          1.29              1.08               --              1.21                  --
1.40%                                            --                --               --                --                  --
1.40%                                          0.98              1.08             0.83              1.21                1.03
1.45%                                          1.29              1.08             0.69              1.21                  --
1.50%                                          1.29              1.08             0.69              1.21                  --
1.55%                                          1.29              1.08               --              1.21                  --
1.60%                                          0.98              1.07             1.47              1.20                  --
1.65%                                          1.28              1.07             0.68              1.20                  --
1.70%                                          1.28              1.07             0.68              1.20                  --
1.75%                                          1.28              1.07               --              1.20                  --
1.80%                                          1.28              1.07             1.46              1.20                  --
1.85%                                          1.28              1.07               --              1.20                  --
1.90%                                          1.27              1.07               --              1.19                  --
1.95%                                          1.27              1.06               --              1.19                  --
2.00%                                          1.27              1.06               --              1.19                  --
2.05%                                          1.27              1.06               --              1.19                  --
2.10%                                          1.27              1.06               --              1.19                  --
2.15%                                          1.27              1.06               --              1.19                  --
2.20%                                          1.26              1.06               --              1.18                  --
---------------------------------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    311

                                            DREY VIF          DREY VIF           EG VA             EG VA               EG VA
                                            INTL VAL,       SM CO STOCK,         BAL,            CORE BOND,         FUNDAMENTAL
PRICE LEVEL                                   SERV              INIT             CL 2               CL 2            LG CAP, CL 1
                                        ------------------------------------------------------------------------------------------


1.00%                                         $  --             $  --            $1.36             $1.14               $1.28
1.05%                                          1.07                --               --                --                  --
1.10%                                            --                --             1.35              1.14                1.27
1.15%                                          1.53                --               --              1.07                  --
1.20%                                          1.06                --             1.22              1.08                  --
1.25%                                            --                --               --                --                  --
1.25%                                          1.06                --             1.34              1.13                1.25
1.30%                                          1.52                --             1.36              1.09                  --
1.35%                                          1.52                --             1.33              1.12                1.25
1.40%                                            --                --               --                --                  --
1.40%                                          1.06              1.68             1.33              1.12                  --
1.45%                                          1.52                --             1.21              1.07                  --
1.50%                                          1.51                --             1.33              1.12                  --
1.55%                                          1.51                --             1.34              1.08                  --
1.60%                                          1.06                --             1.32              1.11                  --
1.65%                                          1.51                --             1.34              1.07                  --
1.70%                                          1.51                --             1.31              1.11                  --
1.75%                                          1.50                --             1.20              1.06                  --
1.80%                                          1.50                --             1.31              1.10                  --
1.85%                                          1.50                --             1.33              1.06                  --
1.90%                                          1.50                --               --              1.05                  --
1.95%                                          1.50                --               --                --                  --
2.00%                                          1.49                --               --              1.05                  --
2.05%                                          1.49                --               --              1.05                  --
2.10%                                          1.49                --               --              1.04                  --
2.15%                                          1.49                --               --              1.04                  --
2.20%                                          1.49                --               --              1.04                  --
---------------------------------------------------------------------------------------------------------------------------------




 312    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              EG VA             EG VA            EG VA             EG VA               EG VA
                                           FUNDAMENTAL          GRO,            HI INC,           INTL EQ,            INTL EQ,
PRICE LEVEL                               LG CAP, CL 2          CL 2             CL 2               CL 1                CL 2
                                        ------------------------------------------------------------------------------------------


1.00%                                         $1.59             $1.76            $1.40             $1.73               $1.98
1.05%                                            --                --               --                --                  --
1.10%                                          1.59              1.75             1.40              1.72                1.97
1.15%                                          1.31              1.29             1.13                --                1.60
1.20%                                          1.36              1.30             1.18                --                1.75
1.25%                                            --                --               --                --                  --
1.25%                                          1.58              1.74             1.39              1.72                1.96
1.30%                                          1.68              1.80             1.32                --                2.19
1.35%                                          1.57              1.73             1.38              1.71                1.95
1.40%                                            --                --               --                --                  --
1.40%                                          1.57              1.73             1.38                --                1.95
1.45%                                          1.35              1.29             1.17                --                1.74
1.50%                                          1.56              1.72             1.37                --                1.94
1.55%                                          1.67              1.78             1.31                --                2.17
1.60%                                          1.55              1.71             1.37                --                1.93
1.65%                                          1.66              1.77             1.30                --                2.16
1.70%                                          1.55              1.70             1.36                --                1.92
1.75%                                          1.34              1.28             1.16                --                1.72
1.80%                                          1.54              1.69             1.36                --                1.91
1.85%                                          1.65              1.76             1.29                --                2.15
1.90%                                          1.28              1.27             1.11                --                1.57
1.95%                                            --                --               --                --                  --
2.00%                                          1.28              1.26             1.11                --                1.56
2.05%                                          1.27              1.26             1.11                --                1.56
2.10%                                          1.27              1.26             1.11                --                1.56
2.15%                                          1.27              1.26             1.10                --                1.56
2.20%                                          1.27              1.26             1.10                --                1.55
---------------------------------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    313

                                              EG VA             EG VA            EG VA             EG VA               EG VA
                                             OMEGA,            OMEGA,        SPECIAL VAL,       SPECIAL VAL,       STRATEGIC INC,
PRICE LEVEL                                   CL 1              CL 2             CL 1               CL 2                CL 1
                                        ------------------------------------------------------------------------------------------


1.00%                                         $0.81             $1.52            $2.39             $1.91               $1.60
1.05%                                            --                --               --                --                  --
1.10%                                          0.80              1.51             2.38              1.90                1.59
1.15%                                            --              1.12               --              1.50                  --
1.20%                                            --              1.15               --              1.64                  --
1.25%                                            --                --               --                --                  --
1.25%                                          0.80              1.50             2.35              1.89                1.57
1.30%                                            --              1.58               --              2.03                  --
1.35%                                          0.79              1.49             2.34              1.88                1.56
1.40%                                            --                --               --                --                  --
1.40%                                            --              1.49               --              1.87                  --
1.45%                                            --              1.14               --              1.63                  --
1.50%                                            --              1.48               --              1.86                  --
1.55%                                            --              1.57               --              2.01                  --
1.60%                                            --              1.48               --              1.86                  --
1.65%                                            --              1.56               --              2.01                  --
1.70%                                            --              1.47               --              1.85                  --
1.75%                                            --              1.13               --              1.61                  --
1.80%                                            --              1.46               --              1.84                  --
1.85%                                            --              1.55               --              1.99                  --
1.90%                                            --              1.10               --              1.47                  --
1.95%                                            --                --               --                --                  --
2.00%                                            --              1.10               --              1.47                  --
2.05%                                            --              1.10               --              1.46                  --
2.10%                                            --              1.09               --              1.46                  --
2.15%                                            --              1.09               --              1.46                  --
2.20%                                            --              1.09               --              1.46                  --
---------------------------------------------------------------------------------------------------------------------------------




 314    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              EG VA            FID VIP          FID VIP           FID VIP             FID VIP
                                         STRATEGIC INC,         BAL,             BAL,           CONTRAFUND,         CONTRAFUND,
PRICE LEVEL                                   CL 2             SERV CL         SERV CL 2          SERV CL            SERV CL 2
                                        ------------------------------------------------------------------------------------------


1.00%                                         $1.37             $  --            $  --             $1.41               $1.59
1.05%                                            --                --               --                --                1.03
1.10%                                          1.37                --               --              1.40                1.59
1.15%                                          1.11              1.18               --                --                1.41
1.20%                                          1.13                --               --                --                1.50
1.25%                                            --                --               --                --                  --
1.25%                                          1.36              1.17               --              1.38                1.57
1.30%                                          1.24                --               --                --                1.88
1.35%                                          1.35                --               --              1.37                1.57
1.40%                                            --                --               --                --                  --
1.40%                                          1.35                --             1.25                --                1.76
1.45%                                          1.12                --               --                --                1.49
1.50%                                          1.34                --             1.21                --                1.75
1.55%                                          1.23                --               --                --                1.86
1.60%                                          1.34                --             1.24                --                1.74
1.65%                                          1.22                --               --                --                1.85
1.70%                                          1.33                --             1.20                --                1.74
1.75%                                          1.11                --               --                --                1.48
1.80%                                          1.32                --             1.19                --                1.72
1.85%                                          1.21                --               --                --                1.84
1.90%                                          1.09                --               --                --                1.38
1.95%                                            --                --               --                --                1.38
2.00%                                          1.09                --               --                --                1.38
2.05%                                          1.09                --               --                --                1.38
2.10%                                          1.09                --               --                --                1.38
2.15%                                          1.08                --               --                --                1.38
2.20%                                          1.08                --               --                --                1.37
---------------------------------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    315

                                             FID VIP           FID VIP          FID VIP           FID VIP             FID VIP
                                            DYN APPR,        GRO & INC,       GRO & INC,            GRO,                GRO,
PRICE LEVEL                                 SERV CL 2          SERV CL         SERV CL 2          SERV CL            SERV CL 2
                                        ------------------------------------------------------------------------------------------


1.00%                                         $  --             $  --            $  --             $  --               $1.10
1.05%                                            --                --               --                --                1.01
1.10%                                            --                --               --                --                1.10
1.15%                                            --              1.10               --              0.85                1.14
1.20%                                          1.44                --               --                --                1.15
1.25%                                            --                --               --                --                  --
1.25%                                          1.44              1.09               --              0.84                1.09
1.30%                                            --                --               --                --                1.50
1.35%                                            --                --               --                --                1.09
1.40%                                            --                --               --                --                  --
1.40%                                          1.43              1.11             1.25                --                1.06
1.45%                                          1.42                --               --                --                1.14
1.50%                                          1.42              1.09             1.25                --                1.05
1.55%                                            --                --               --                --                1.48
1.60%                                          1.69              1.11             1.24                --                1.04
1.65%                                          1.41                --               --                --                1.48
1.70%                                          1.40                --             1.25                --                1.04
1.75%                                            --                --               --                --                1.13
1.80%                                          1.68                --             1.23                --                1.03
1.85%                                            --                --               --                --                1.47
1.90%                                            --                --               --                --                1.11
1.95%                                            --                --               --                --                1.11
2.00%                                            --                --               --                --                1.11
2.05%                                            --                --               --                --                1.11
2.10%                                            --                --               --                --                1.11
2.15%                                            --                --               --                --                1.11
2.20%                                            --                --               --                --                1.10
---------------------------------------------------------------------------------------------------------------------------------




 316    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                             FID VIP           FID VIP          FID VIP           FID VIP             FID VIP
                                             HI INC,           HI INC,        INVEST GR,          MID CAP,            MID CAP,
PRICE LEVEL                                  SERV CL          SERV CL 2        SERV CL 2          SERV CL            SERV CL 2
                                        ------------------------------------------------------------------------------------------


1.00%                                         $1.12             $  --            $  --             $2.28               $1.86
1.05%                                            --                --             1.04                --                0.99
1.10%                                          1.12                --               --              2.26                1.86
1.15%                                            --                --             1.07              3.06                1.58
1.20%                                            --              1.40             1.04                --                2.06
1.25%                                            --                --               --                --                  --
1.25%                                          1.11              1.39             1.04              3.03                2.06
1.30%                                            --                --             1.07                --                2.21
1.35%                                          1.10                --             1.07              2.23                1.83
1.40%                                            --                --               --                --                  --
1.40%                                            --              1.38             1.04              3.02                2.04
1.45%                                            --              1.38             1.07                --                2.03
1.50%                                            --              1.37             1.06              2.09                2.03
1.55%                                            --                --             1.06                --                2.19
1.60%                                            --              1.43             1.04              2.08                1.91
1.65%                                            --              1.36             1.06                --                2.01
1.70%                                            --              1.36             1.06                --                2.00
1.75%                                            --                --             1.06                --                1.68
1.80%                                            --              1.42             1.06                --                1.90
1.85%                                            --                --             1.05                --                2.16
1.90%                                            --                --             1.05                --                1.55
1.95%                                            --                --             1.05                --                1.54
2.00%                                            --                --             1.05                --                1.54
2.05%                                            --                --             1.05                --                1.54
2.10%                                            --                --             1.05                --                1.54
2.15%                                            --                --             1.05                --                1.54
2.20%                                            --                --             1.04                --                1.53
---------------------------------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    317

                                                                            FTVIPT
                                                        FID VIP              FRANK    FTVIPT
                                              FID VIP    OVER-    FTVIPT    GLOBAL     FRANK
                                               OVER-     SEAS,     FRANK     REAL     RISING
                                               SEAS,    SERV CL  INC SEC,    EST,      DIVD,
PRICE LEVEL                                   SERV CL      2       CL 2      CL 2      CL 2
                                             ------------------------------------------------


1.00%                                          $  --     $1.64     $  --     $2.20     $  --
1.05%                                             --      1.05      1.11      1.15      1.07
1.10%                                             --      1.63        --      2.19        --
1.15%                                             --      1.51      1.32      1.81      1.30
1.20%                                             --      1.65      1.95      3.35      1.07
1.25%                                             --        --        --        --        --
1.25%                                             --      1.62      1.94      3.34      1.07
1.30%                                             --      2.23      1.32      2.43      1.29
1.35%                                             --      1.61      1.31      2.16      1.29
1.40%                                             --        --        --        --        --
1.40%                                           1.29      2.22      1.65      3.11      1.07
1.45%                                             --      1.64      1.64      2.92      1.29
1.50%                                           1.11      1.64      1.64      2.91      1.28
1.55%                                             --      2.21      1.31      2.40      1.28
1.60%                                           1.04      2.21      1.61      3.23      1.07
1.65%                                             --      2.20      1.62      2.88      1.28
1.70%                                             --      1.49      1.61      2.87      1.28
1.75%                                             --      1.62      1.30      1.81      1.28
1.80%                                             --      1.48      1.69      2.25      1.27
1.85%                                             --      2.18      1.30      2.31      1.27
1.90%                                             --      1.48      1.30      1.77      1.27
1.95%                                             --      1.48      1.29        --      1.27
2.00%                                             --      1.48      1.29      1.77      1.27
2.05%                                             --      1.47      1.29      1.76      1.27
2.10%                                             --      1.47      1.29      1.76      1.26
2.15%                                             --      1.47      1.29      1.76      1.26
2.20%                                             --      1.47      1.29      1.76      1.26
---------------------------------------------------------------------------------------------




 318    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              FTVIPT    FTVIPT    FTVIPT    FTVIPT
                                               FRANK     FRANK    MUTUAL   TEMP DEV   FTVIPT
                                              SM CAP    SM MID    SHARES     MKTS    TEMP FOR
                                               VAL,    CAP GRO,   SEC, CL   SEC, CL   SEC, CL
PRICE LEVEL                                    CL 2      CL 2        2         2         2
                                             ------------------------------------------------


1.00%                                          $1.60     $0.89     $1.79     $2.35     $1.38
1.05%                                             --      0.99      1.09        --        --
1.10%                                           1.59      0.89      1.78      2.34      1.37
1.15%                                           2.59      1.19      1.88        --      1.46
1.20%                                           1.58      0.64      1.91        --      1.63
1.25%                                             --        --      1.90(1)     --      1.45(3)
1.25%                                           2.57      1.18      1.87(2)   2.31      1.35(4)
1.30%                                           2.08      1.69      1.78        --      2.05
1.35%                                           1.57      0.87      1.75      2.30      1.34
1.40%                                             --        --        --        --        --
1.40%                                           1.73      0.59      1.87        --      1.66
1.45%                                           1.56      0.63      1.78        --      1.62
1.50%                                           1.72      0.58      1.77        --      1.65
1.55%                                           2.06      1.67      1.77        --      2.03
1.60%                                           1.71      1.23      1.88        --      1.64
1.65%                                           1.54      0.58      1.75        --      2.02
1.70%                                           1.70      0.57      1.75        --      1.64
1.75%                                           1.59      1.23      1.49        --      1.60
1.80%                                           1.69      1.22      1.50        --      1.60
1.85%                                           2.04      1.65      1.75        --      2.00
1.90%                                             --      1.18      1.37        --        --
1.95%                                             --      1.18      1.37        --        --
2.00%                                             --      1.18      1.37        --        --
2.05%                                             --      1.17      1.37        --        --
2.10%                                             --      1.17      1.37        --        --
2.15%                                             --      1.17      1.36        --        --
2.20%                                             --      1.17      1.36        --        --
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    319

                                              FTVIPT                        GS VIT
                                               TEMP     FTVIPT              STRATE-   GS VIT
                                              GLOBAL   TEMP GRO   GS VIT      GIC     MID CAP
                                               INC,     SEC, CL  CAP GRO,  INTL EQ,    VAL,
PRICE LEVEL                                    CL 2        2       INST      INST      INST
                                             ------------------------------------------------


1.00%                                          $  --     $  --     $  --     $  --     $  --
1.05%                                           1.05      1.11        --        --      1.08
1.10%                                             --        --        --        --        --
1.15%                                           1.24      1.46        --        --      1.54
1.20%                                           1.05      1.11        --        --      2.98
1.25%                                             --        --        --        --        --
1.25%                                           1.05      1.11        --        --      2.97
1.30%                                           1.24      1.45        --        --      1.53
1.35%                                           1.24      1.45        --        --      1.53
1.40%                                             --        --        --        --        --
1.40%                                           1.24      1.10      0.94      1.35      2.63
1.45%                                           1.23      1.45        --        --      2.93
1.50%                                           1.23      1.44      0.81      1.09      2.92
1.55%                                           1.23      1.44        --        --      1.52
1.60%                                           1.23      1.10      0.84      1.04      2.09
1.65%                                           1.23      1.44        --        --      2.89
1.70%                                           1.23      1.44        --        --      2.88
1.75%                                           1.22      1.44        --        --      1.51
1.80%                                           1.22      1.43        --        --      2.07
1.85%                                           1.22      1.43        --        --      1.51
1.90%                                           1.22      1.43        --        --      1.51
1.95%                                           1.22      1.43        --        --      1.50
2.00%                                           1.22      1.43        --        --      1.50
2.05%                                           1.21      1.42        --        --      1.50
2.10%                                           1.21      1.42        --        --      1.50
2.15%                                           1.21      1.42        --        --      1.50
2.20%                                           1.21      1.42        --        --      1.49
---------------------------------------------------------------------------------------------




 320    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                   JANUS     JANUS     JANUS
                                              GS VIT     JANUS     ASPEN     ASPEN     ASPEN
                                              STRUCTD    ASPEN    GLOBAL     INTL     LG CAP
                                               U.S.      BAL,      TECH,     GRO,      GRO,
PRICE LEVEL                                  EQ, INST    INST      SERV      SERV      SERV
                                             ------------------------------------------------


1.00%                                          $  --     $  --     $  --     $  --     $  --
1.05%                                             --        --        --        --        --
1.10%                                             --        --        --        --        --
1.15%                                             --        --      0.44        --      0.70
1.20%                                           1.05        --        --        --        --
1.25%                                             --        --        --        --        --
1.25%                                           1.05        --      0.44        --      0.70
1.30%                                             --        --        --        --        --
1.35%                                             --        --        --        --        --
1.40%                                             --        --        --        --        --
1.40%                                           1.13      1.98      0.41      1.29      0.65
1.45%                                           1.03        --        --        --        --
1.50%                                           1.03        --      0.41      1.28      0.65
1.55%                                             --        --        --        --        --
1.60%                                           1.05        --      0.41      1.16      0.64
1.65%                                           1.02        --        --        --        --
1.70%                                           1.02        --        --        --        --
1.75%                                             --        --        --        --        --
1.80%                                           1.75        --        --        --        --
1.85%                                             --        --        --        --        --
1.90%                                             --        --        --        --        --
1.95%                                             --        --        --        --        --
2.00%                                             --        --        --        --        --
2.05%                                             --        --        --        --        --
2.10%                                             --        --        --        --        --
2.15%                                             --        --        --        --        --
2.20%                                             --        --        --        --        --
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    321

                                                                            LAZARD
                                               JANUS     JANUS              RETIRE
                                               ASPEN     ASPEN      JPM      U.S.     LAZARD
                                              MID CAP    WORLD    U.S. LG   STRATE-   RETIRE
                                               GRO,      GRO,       CAP      GIC,    INTL EQ,
PRICE LEVEL                                    SERV      INST     CORE EQ    SERV      SERV
                                             ------------------------------------------------


1.00%                                          $  --     $  --     $  --     $  --     $  --
1.05%                                             --        --        --        --        --
1.10%                                             --        --        --        --        --
1.15%                                           0.64        --        --        --        --
1.20%                                             --        --        --        --        --
1.25%                                             --        --        --        --        --
1.25%                                           0.63        --        --        --        --
1.30%                                             --        --        --        --        --
1.35%                                             --        --        --        --        --
1.40%                                             --        --        --        --        --
1.40%                                           0.58      1.52      0.95      1.19      1.19
1.45%                                             --        --        --        --        --
1.50%                                           0.57        --      0.90      1.19      1.17
1.55%                                             --        --        --        --        --
1.60%                                           0.48        --      0.93      1.28      1.17
1.65%                                             --        --        --        --        --
1.70%                                             --        --        --        --        --
1.75%                                             --        --        --        --        --
1.80%                                             --        --        --        --        --
1.85%                                             --        --        --        --        --
1.90%                                             --        --        --        --        --
1.95%                                             --        --        --        --        --
2.00%                                             --        --        --        --        --
2.05%                                             --        --        --        --        --
2.10%                                             --        --        --        --        --
2.15%                                             --        --        --        --        --
2.20%                                             --        --        --        --        --
---------------------------------------------------------------------------------------------




 322    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                MFS       MFS       MFS
                                              INV GRO     INV       INV       MFS       MFS
                                              STOCK,    TRUST,    TRUST,   NEW DIS,  NEW DIS,
PRICE LEVEL                                   SERV CL   INIT CL   SERV CL   INIT CL   SERV CL
                                             ------------------------------------------------


1.00%                                          $0.72     $  --     $  --     $  --     $1.03
1.05%                                           1.03        --        --        --      1.00
1.10%                                           0.72        --        --        --      1.03
1.15%                                           1.18      1.06      1.00      1.42      0.94
1.20%                                           1.20      1.05        --        --      1.19
1.25%                                             --        --        --        --        --
1.25%                                           0.71      1.05      0.99      1.41      0.94
1.30%                                           1.44        --        --        --      1.62
1.35%                                           0.71        --        --        --      1.01
1.40%                                             --        --        --        --        --
1.40%                                           1.44      1.03      1.23      1.44      1.17
1.45%                                           1.19      1.02        --        --      1.19
1.50%                                           1.19      1.02      1.22      0.96      1.16
1.55%                                           1.43        --        --        --      1.61
1.60%                                           1.43      1.61      1.22      0.88      1.16
1.65%                                           1.42      1.01        --        --      1.60
1.70%                                           1.16      1.01      1.22        --      1.15
1.75%                                           1.18        --        --        --      1.17
1.80%                                           1.16      1.60      1.21        --      1.14
1.85%                                           1.41        --        --        --      1.59
1.90%                                           1.15        --        --        --      1.19
1.95%                                           1.15        --        --        --      1.19
2.00%                                           1.15        --        --        --      1.19
2.05%                                           1.15        --        --        --      1.19
2.10%                                           1.15        --        --        --      1.18
2.15%                                           1.15        --        --        --      1.18
2.20%                                           1.15        --        --        --      1.18
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    323

                                                MFS       MFS       MFS       MFS       MFS
                                             RESEARC-    TOTAL     TOTAL    UTILI-    UTILI-
                                                H,      RETURN,   RETURN,    TIES,     TIES,
PRICE LEVEL                                   INIT CL   INIT CL   SERV CL   INIT CL   SERV CL
                                             ------------------------------------------------


1.00%                                          $  --     $  --     $1.47     $  --     $2.26
1.05%                                             --        --      1.07        --      1.22
1.10%                                             --        --      1.46        --      2.25
1.15%                                             --      1.51      1.38      1.79      1.47
1.20%                                             --        --      1.29      1.38      2.09
1.25%                                             --        --        --        --        --
1.25%                                             --      1.50      1.38      1.77      1.46
1.30%                                             --        --      1.43        --      2.55
1.35%                                             --        --      1.43        --      2.22
1.40%                                             --        --        --        --        --
1.40%                                           1.02        --      1.29      1.85      2.16
1.45%                                             --        --      1.28      1.35      2.07
1.50%                                           0.84        --      1.29      1.23      2.15
1.55%                                             --        --      1.42        --      2.53
1.60%                                           0.88        --      1.28      1.42      2.09
1.65%                                             --        --      1.41      1.22      2.46
1.70%                                             --        --      1.28      1.21      2.13
1.75%                                             --        --      1.27        --      2.05
1.80%                                             --        --      1.25      2.51      2.07
1.85%                                             --        --      1.40        --      2.44
1.90%                                             --        --      1.20        --      1.82
1.95%                                             --        --      1.20        --      1.82
2.00%                                             --        --      1.20        --      1.82
2.05%                                             --        --      1.19        --      1.81
2.10%                                             --        --      1.19        --      1.81
2.15%                                             --        --      1.19        --      1.81
2.20%                                             --        --      1.19        --      1.81
---------------------------------------------------------------------------------------------




 324    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                       OPPEN
                                                                             OPPEN   CAP APPR
                                               OPCAP     OPCAP     OPCAP   CAP APPR     VA,
PRICE LEVEL                                     EQ      MANAGED   SM CAP      VA       SERV
                                             ------------------------------------------------


1.00%                                          $  --     $  --     $  --     $  --     $1.19
1.05%                                             --        --        --        --      1.02
1.10%                                             --        --        --        --      1.18
1.15%                                             --        --        --        --      1.17
1.20%                                             --        --        --        --      1.22
1.25%                                             --        --        --        --        --
1.25%                                             --        --        --        --      1.17
1.30%                                             --        --        --        --      1.53
1.35%                                             --        --        --        --      1.17
1.40%                                             --        --        --        --        --
1.40%                                           1.55      2.55      2.03      1.59      1.44
1.45%                                             --        --        --        --      1.21
1.50%                                             --        --        --        --      1.43
1.55%                                             --        --        --        --      1.50
1.60%                                             --        --        --        --      1.42
1.65%                                             --        --        --        --      1.50
1.70%                                             --        --        --        --      1.41
1.75%                                             --        --        --        --      1.20
1.80%                                             --        --        --        --      1.41
1.85%                                             --        --        --        --      1.49
1.90%                                             --        --        --        --      1.15
1.95%                                             --        --        --        --      1.15
2.00%                                             --        --        --        --      1.15
2.05%                                             --        --        --        --      1.15
2.10%                                             --        --        --        --      1.14
2.15%                                             --        --        --        --      1.14
2.20%                                             --        --        --        --      1.14
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    325

                                               OPPEN     OPPEN               OPPEN
                                              GLOBAL    GLOBAL     OPPEN    HI INC     OPPEN
                                                SEC     SEC VA,   HI INC      VA,     MAIN ST
PRICE LEVEL                                     VA       SERV       VA       SERV       VA
                                             ------------------------------------------------


1.00%                                          $  --     $1.68     $  --     $1.38     $  --
1.05%                                             --      1.07        --        --        --
1.10%                                             --      1.67        --      1.38        --
1.15%                                             --      1.51        --        --        --
1.20%                                             --      1.68        --      1.20        --
1.25%                                             --        --        --        --        --
1.25%                                             --      1.67        --      1.37        --
1.30%                                             --      2.24        --      1.30        --
1.35%                                             --      1.65        --      1.36        --
1.40%                                             --        --        --        --        --
1.40%                                           2.15      1.66      1.36      1.40      1.13
1.45%                                             --      1.66        --      1.19        --
1.50%                                             --      1.65        --      1.19        --
1.55%                                             --      2.22        --      1.39        --
1.60%                                             --      1.97        --      1.29        --
1.65%                                             --      1.63        --      1.39        --
1.70%                                             --      1.64        --        --        --
1.75%                                             --      1.63        --      1.18        --
1.80%                                             --      1.96        --        --        --
1.85%                                             --      2.19        --      1.27        --
1.90%                                             --      1.48        --        --        --
1.95%                                             --      1.48        --        --        --
2.00%                                             --      1.48        --        --        --
2.05%                                             --      1.48        --        --        --
2.10%                                             --      1.47        --        --        --
2.15%                                             --      1.47        --        --        --
2.20%                                             --      1.47        --        --        --
---------------------------------------------------------------------------------------------




 326    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               OPPEN               OPPEN
                                              MAIN ST    OPPEN    STRATE-
                                                SM      STRATE-     GIC     PUT VT    PUT VT
                                              CAP VA,     GIC    BOND VA,  DIV INC,  DIV INC,
PRICE LEVEL                                    SERV     BOND VA    SERV      CL IA     CL IB
                                             ------------------------------------------------


1.00%                                          $1.65     $  --     $1.39     $  --     $  --
1.05%                                           1.00        --      1.04        --        --
1.10%                                           1.64        --      1.38        --        --
1.15%                                           1.44        --      1.15        --        --
1.20%                                           1.49        --      1.37        --        --
1.25%                                             --        --        --        --        --
1.25%                                           1.63        --      1.37        --        --
1.30%                                           2.08        --      1.23        --        --
1.35%                                           1.62        --      1.37        --        --
1.40%                                             --        --        --        --        --
1.40%                                           1.95      1.54      1.36      1.85      1.43
1.45%                                           1.48        --      1.36        --        --
1.50%                                           1.94        --      1.35        --        --
1.55%                                           2.06        --      1.30        --        --
1.60%                                           1.93        --      1.27        --        --
1.65%                                           2.05        --      1.34        --        --
1.70%                                           1.92        --      1.34        --        --
1.75%                                           1.46        --      1.17        --        --
1.80%                                           1.91        --      1.26        --        --
1.85%                                           2.04        --      1.20        --        --
1.90%                                           1.41        --      1.13        --        --
1.95%                                           1.41        --      1.13        --        --
2.00%                                           1.41        --      1.13        --        --
2.05%                                           1.40        --      1.13        --        --
2.10%                                           1.40        --      1.12        --        --
2.15%                                           1.40        --      1.12        --        --
2.20%                                           1.40        --      1.12        --        --
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    327

                                                                            PUT VT
                                              PUT VT    PUT VT    PUT VT     HLTH     PUT VT
                                              GLOBAL     GRO &     GRO &     SCI-       HI
                                                EQ,      INC,      INC,     ENCES,    YIELD,
PRICE LEVEL                                    CL IA     CL IA     CL IB     CL IB     CL IA
                                             ------------------------------------------------


1.00%                                          $  --     $  --     $1.32     $1.38     $  --
1.05%                                             --        --        --      1.03        --
1.10%                                             --        --      1.31      1.38        --
1.15%                                             --        --      1.26      1.17        --
1.20%                                             --        --      1.40      1.18        --
1.25%                                             --        --        --        --        --
1.25%                                             --        --      1.25      1.18        --
1.30%                                             --        --      1.68      1.43        --
1.35%                                             --        --      1.29      1.36        --
1.40%                                             --        --        --        --        --
1.40%                                           1.44      2.79      1.51      1.17      1.91
1.45%                                             --        --      1.39      1.17        --
1.50%                                             --        --      1.32      1.16        --
1.55%                                             --        --      1.67      1.41        --
1.60%                                             --        --      1.29      1.35        --
1.65%                                             --        --      1.66      1.15        --
1.70%                                             --        --      1.31      1.15        --
1.75%                                             --        --      1.38      1.27        --
1.80%                                             --        --      1.28      1.33        --
1.85%                                             --        --      1.65      1.40        --
1.90%                                             --        --        --      1.15        --
1.95%                                             --        --        --      1.15        --
2.00%                                             --        --        --      1.15        --
2.05%                                             --        --        --      1.15        --
2.10%                                             --        --        --      1.15        --
2.15%                                             --        --        --      1.14        --
2.20%                                             --        --        --      1.14        --
---------------------------------------------------------------------------------------------




 328    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              PUT VT                        PUT VT    PUT VT
                                                HI      PUT VT    PUT VT   INTL GRO  INTL NEW
                                              YIELD,     INC,    INTL EQ,   & INC,     OPP,
PRICE LEVEL                                    CL IB     CL IB     CL IB     CL IB     CL IB
                                             ------------------------------------------------


1.00%                                          $  --     $  --     $1.64     $  --     $0.99
1.05%                                             --        --      1.09        --        --
1.10%                                             --        --      1.63        --      0.98
1.15%                                             --      1.34      1.50        --        --
1.20%                                             --        --      1.08        --        --
1.25%                                             --        --        --        --        --
1.25%                                             --      1.33      1.49        --      0.97
1.30%                                             --        --      2.16        --        --
1.35%                                             --        --      1.61        --      0.97
1.40%                                             --        --        --        --        --
1.40%                                           1.43      1.16      1.53      1.64      1.18
1.45%                                             --        --      0.96        --        --
1.50%                                             --      1.15      0.96        --        --
1.55%                                             --        --      2.14        --        --
1.60%                                             --      1.15      1.70        --        --
1.65%                                             --        --      0.95        --        --
1.70%                                             --      1.14      0.95        --        --
1.75%                                             --        --      1.73        --        --
1.80%                                             --      1.08      1.67        --        --
1.85%                                             --        --      2.12        --        --
1.90%                                             --        --      1.57        --        --
1.95%                                             --        --      1.57        --        --
2.00%                                             --        --      1.57        --        --
2.05%                                             --        --      1.57        --        --
2.10%                                             --        --      1.57        --        --
2.15%                                             --        --      1.56        --        --
2.20%                                             --        --      1.56        --        --
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    329

                                                        PUT VT    PUT VT
                                              PUT VT   RESEARC-   SM CAP    PUT VT    PUT VT
                                             NEW OPP,     H,       VAL,     VISTA,   VOYAGER,
PRICE LEVEL                                    CL IA     CL IB     CL IB     CL IB     CL IA
                                             ------------------------------------------------


1.00%                                          $  --     $1.22     $  --     $0.75     $  --
1.05%                                             --        --      1.04      0.95        --
1.10%                                             --      1.22        --      0.74        --
1.15%                                             --        --      1.46      0.99        --
1.20%                                             --      1.28      1.04      0.60        --
1.25%                                             --        --        --      0.73(5)     --
1.25%                                             --      1.21      1.04      0.98(6)     --
1.30%                                             --      1.54      1.45      1.79        --
1.35%                                             --      1.20      1.45      0.73        --
1.40%                                             --        --        --        --        --
1.40%                                           2.17      1.53      1.45      1.11      1.41
1.45%                                             --      1.27      1.45      0.58        --
1.50%                                             --      1.27      1.44      0.58        --
1.55%                                             --      1.52      1.44      1.78        --
1.60%                                             --      1.52      1.44      1.30        --
1.65%                                             --      1.52      1.44      0.57        --
1.70%                                             --        --      1.44      0.57        --
1.75%                                             --      1.26      1.43      1.33        --
1.80%                                             --        --      1.43      1.29        --
1.85%                                             --      1.50      1.43      1.76        --
1.90%                                             --        --      1.43      1.29        --
1.95%                                             --        --      1.43      1.29        --
2.00%                                             --        --      1.42      1.29        --
2.05%                                             --        --      1.42      1.29        --
2.10%                                             --        --      1.42      1.29        --
2.15%                                             --        --      1.42      1.28        --
2.20%                                             --        --      1.42      1.28        --
---------------------------------------------------------------------------------------------




 330    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              PUT VT              RVS VP              RVS VP
                                             VOYAGER,   RVS VP     CASH     RVS VP    DIV EQ
PRICE LEVEL                                    CL IB      BAL      MGMT    DIV BOND     INC
                                             ------------------------------------------------


1.00%                                          $  --     $1.13     $1.10     $1.16     $1.71
1.05%                                             --        --      1.02      1.04      1.06
1.10%                                             --      1.12      1.05      1.16      1.70
1.15%                                             --      1.18      1.12      1.30      1.75
1.20%                                             --        --      1.04      1.09      1.89
1.25%                                             --        --        --        --        --
1.25%                                             --      1.17      1.11      1.29      1.74
1.30%                                             --        --      1.03      1.10      2.24
1.35%                                             --      1.10      1.08      1.15      1.68
1.40%                                             --        --        --        --      1.72(7)
1.40%                                           1.35      2.24      1.29      1.68      1.86(8)
1.45%                                             --        --      1.03      1.08      1.86
1.50%                                             --      1.05      1.07      1.25      1.85
1.55%                                             --        --      1.02      1.09      2.22
1.60%                                             --      1.09      1.06      1.24      1.83
1.65%                                             --        --      1.02      1.09      1.83
1.70%                                             --      1.20      1.00      1.10      1.83
1.75%                                             --        --      1.02      1.07      1.67
1.80%                                             --      1.18      1.00      1.07      1.67
1.85%                                             --        --      1.01      1.07      2.18
1.90%                                             --        --      1.03      1.06      1.51
1.95%                                             --        --      1.02      1.06      1.51
2.00%                                             --        --      1.02      1.06      1.51
2.05%                                             --        --      1.02      1.05      1.50
2.10%                                             --        --      1.02      1.05      1.50
2.15%                                             --        --      1.02      1.05      1.50
2.20%                                             --        --      1.02      1.05      1.50
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    331

                                                        RVS VP
                                                        GLOBAL
                                              RVS VP    INFLA-              RVS VP
                                               EMER      TION     RVS VP   HI YIELD   RVS VP
PRICE LEVEL                                    MKTS    PROT SEC     GRO      BOND     INC OPP
                                             ------------------------------------------------


1.00%                                          $  --     $  --     $1.24     $  --     $  --
1.05%                                           1.13      1.03      1.05      1.06      1.05
1.10%                                             --        --      1.23        --        --
1.15%                                           2.51      1.03      1.27      1.36      1.19
1.20%                                           1.13      1.03      1.32      1.31      1.05
1.25%                                             --        --        --        --        --
1.25%                                           2.50      1.03      1.22      1.35      1.05
1.30%                                           2.05      1.03      1.54      1.22      1.19
1.35%                                           2.04      1.03      1.22      1.22      1.19
1.40%                                             --        --        --        --        --
1.40%                                           2.04      1.03      0.55      1.30      1.05
1.45%                                           2.04      1.03      1.31      1.27      1.19
1.50%                                           2.03      1.03      0.55      1.25      1.19
1.55%                                           2.03      1.03      1.52      1.21      1.19
1.60%                                           2.03      1.03      0.57      1.26      1.04
1.65%                                           2.03      1.03      1.52      1.25      1.18
1.70%                                           2.02      1.02      1.25      1.25      1.18
1.75%                                           2.02      1.02      1.30      1.20      1.18
1.80%                                           2.02      1.02      1.25      1.32      1.18
1.85%                                           2.02      1.02      1.50      1.20      1.18
1.90%                                           2.01      1.02      1.24      1.20      1.18
1.95%                                           2.01      1.02      1.24      1.20      1.17
2.00%                                           2.01      1.02      1.24      1.20      1.17
2.05%                                           2.01      1.02      1.24      1.20      1.17
2.10%                                           2.00      1.02      1.24      1.19      1.17
2.15%                                           2.00      1.02      1.23      1.19      1.17
2.20%                                           2.00      1.02      1.23      1.19      1.17
---------------------------------------------------------------------------------------------




 332    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                        RVS VP    RVS VP    RVS VP
                                              RVS VP    LG CAP    LG CAP    MID CAP   RVS VP
PRICE LEVEL                                  INTL OPP     EQ        VAL       GRO     S&P 500
                                             ------------------------------------------------


1.00%                                          $  --     $1.08     $  --     $1.44     $1.00
1.05%                                           1.07      1.08      1.10      0.96      1.09
1.10%                                             --      1.08        --      1.43      1.00
1.15%                                           1.58      1.26      1.34      1.15      1.02
1.20%                                           1.06      0.83      1.10      1.18      1.35
1.25%                                             --        --        --        --      0.99(5)
1.25%                                           1.06      0.82      1.10      1.42      1.01(6)
1.30%                                           1.58      1.26      1.34      1.46      1.65
1.35%                                           1.57      1.26      1.34      1.42      0.98
1.40%                                             --        --        --        --        --
1.40%                                           1.76      1.86      1.10      1.41      1.65
1.45%                                           1.57      0.81      1.33      1.17      1.34
1.50%                                           1.57      0.81      1.33      1.41      1.34
1.55%                                           1.56      1.25      1.33      1.44      1.63
1.60%                                           1.06      0.82      1.10      1.40      1.63
1.65%                                           1.56      0.80      1.33      1.44      1.62
1.70%                                           1.56      0.80      1.32      1.40      1.26
1.75%                                           1.56      1.24      1.32      1.16      1.33
1.80%                                           1.55      1.60      1.32      1.39      1.26
1.85%                                           1.55      1.24      1.32      1.43      1.61
1.90%                                           1.55      1.24      1.32      1.13      1.25
1.95%                                           1.55      1.24      1.31      1.13      1.25
2.00%                                           1.55      1.24      1.31      1.13      1.25
2.05%                                           1.54      1.23      1.31      1.12      1.25
2.10%                                           1.54      1.23      1.31      1.12      1.25
2.15%                                           1.54      1.23      1.31      1.12      1.25
2.20%                                           1.54      1.23      1.31      1.12      1.24
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    333

                                                                                       ROYCE
                                                                                      MICRO-
                                              RVS VP    RVS VP    RVS VP    RVS VP     CAP,
                                              SELECT     SHORT    SM CAP    SM CAP    INVEST
PRICE LEVEL                                     VAL    DURATION     ADV       VAL       CL
                                             ------------------------------------------------


1.00%                                          $  --     $1.21     $1.56     $1.59     $  --
1.05%                                           1.05      1.03        --      1.05        --
1.10%                                             --      1.19      1.55      1.59        --
1.15%                                           1.25      1.03      1.70      1.43        --
1.20%                                           1.05      1.21      1.33      1.59        --
1.25%                                             --      1.20(9)     --        --        --
1.25%                                           1.05      1.20(10)  1.69      1.58        --
1.30%                                           1.25      1.02        --      2.06        --
1.35%                                           1.25      1.19      1.52      1.57        --
1.40%                                             --      1.19(7)   1.44(7)     --        --
1.40%                                           1.25      1.18(8)   1.31(8)   1.57      3.20
1.45%                                           1.24      1.17      1.31      1.57        --
1.50%                                           1.24      1.17      1.30      1.56      2.68
1.55%                                           1.24      1.01        --      2.04        --
1.60%                                           1.24      1.17      1.45      1.89      2.79
1.65%                                           1.24      1.16      1.29      1.55        --
1.70%                                           1.24      1.15      1.29      1.55        --
1.75%                                           1.23      1.01        --      1.52        --
1.80%                                           1.23      1.02      1.61      1.87        --
1.85%                                           1.23      1.00        --      2.02        --
1.90%                                           1.23      1.01        --      1.41        --
1.95%                                           1.23      1.01        --      1.40        --
2.00%                                           1.23      1.01        --      1.40        --
2.05%                                           1.22      1.01        --      1.40        --
2.10%                                           1.22      1.01        --      1.40        --
2.15%                                           1.22      1.00        --      1.40        --
2.20%                                           1.22      1.00        --      1.40        --
---------------------------------------------------------------------------------------------




 334    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               ROYCE                                  STI CVT
                                              SM-CAP,                       STI CVT   LG CAP
                                              INVEST    STI CVT   STI CVT   INVEST   RELATIVE
PRICE LEVEL                                     CL     CAP APPR   INTL EQ   GR BOND     VAL
                                             ------------------------------------------------


1.00%                                          $  --     $1.37     $2.33     $1.09     $1.81
1.05%                                             --      1.05      1.08      1.04      1.08
1.10%                                             --      1.37      2.32      1.09      1.80
1.15%                                             --      1.13      1.60      1.08      1.38
1.20%                                             --      1.18      1.79      1.08      1.50
1.25%                                             --        --        --        --        --
1.25%                                             --      1.36      2.31      1.09      1.79
1.30%                                             --      1.36      2.31      1.09      1.79
1.35%                                             --      1.35      2.30      1.08      1.78
1.40%                                             --        --        --        --        --
1.40%                                           2.92      1.35      2.30      1.08      1.78
1.45%                                             --      1.17      1.77      1.08      1.49
1.50%                                           2.43      1.17      1.77      1.07      1.48
1.55%                                             --      1.34      2.28      1.06      1.77
1.60%                                           2.79      1.34      2.28      1.07      1.76
1.65%                                             --      1.34      2.28      1.07      1.76
1.70%                                             --      1.12      1.58      1.07      1.36
1.75%                                             --      1.16      1.76      1.07      1.47
1.80%                                             --        --        --        --        --
1.85%                                             --      1.33      2.26      1.05      1.75
1.90%                                             --      1.11      1.57      1.06      1.35
1.95%                                             --        --        --        --        --
2.00%                                             --        --        --        --        --
2.05%                                             --        --        --        --        --
2.10%                                             --        --        --        --        --
2.15%                                             --        --        --        --        --
2.20%                                             --        --        --        --        --
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    335

                                                                                     VANK LIT
                                              STI CVT   STI CVT   STI CVT    THIRD     COM-
                                              LG CAP    MID-CAP   SM CAP      AVE     STOCK,
PRICE LEVEL                                   VAL EQ      EQ      VAL EQ      VAL      CL II
                                             ------------------------------------------------


1.00%                                          $1.79     $1.89     $2.20     $  --     $1.75
1.05%                                           1.09      1.02      1.00        --      1.09
1.10%                                           1.79      1.88      2.19        --      1.74
1.15%                                           1.39      1.44      1.51        --      1.34
1.20%                                           1.50      1.48      1.66        --      1.47
1.25%                                             --        --        --        --        --
1.25%                                           1.78      1.87      2.18        --      1.73
1.30%                                           1.78      1.87      2.18        --      1.79
1.35%                                           1.77      1.86      2.17        --      1.72
1.40%                                             --        --        --        --        --
1.40%                                           1.78      1.86      2.17      2.72      1.72
1.45%                                           1.49      1.47      1.65        --      1.46
1.50%                                           1.49      1.47      1.65      2.71      1.71
1.55%                                           1.77      1.85      2.16        --      1.77
1.60%                                           1.75      1.84      2.15      2.91      1.70
1.65%                                           1.76      1.84      2.15        --      1.76
1.70%                                           1.37      1.42      1.49        --      1.70
1.75%                                           1.47      1.46      1.63        --      1.45
1.80%                                             --        --        --        --      1.69
1.85%                                           1.74      1.83      2.13        --      1.75
1.90%                                           1.36      1.41      1.48        --      1.31
1.95%                                             --        --        --        --      1.31
2.00%                                             --        --        --        --      1.31
2.05%                                             --        --        --        --      1.31
2.10%                                             --        --        --        --      1.31
2.15%                                             --        --        --        --      1.30
2.20%                                             --        --        --        --      1.30
---------------------------------------------------------------------------------------------




 336    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                       VANK UIF  VANK UIF
                                             VANK LIT    U.S.      U.S.
                                               GRO &     REAL      REAL     WANGER    WANGER
                                               INC,      EST,      EST,     INTL SM   U.S. SM
PRICE LEVEL                                    CL II     CL I      CL II      CAP       CO
                                             ------------------------------------------------


1.00%                                          $1.72     $2.80     $  --     $  --     $  --
1.05%                                             --        --      1.23      1.09      1.00
1.10%                                           1.71      2.79        --        --        --
1.15%                                             --        --      2.17      1.97      1.36
1.20%                                           1.51      2.25      1.23      1.09      1.00
1.25%                                             --        --        --        --        --
1.25%                                           1.70      2.77      1.23      1.09      1.00
1.30%                                           1.81      3.02      2.16      1.96      1.35
1.35%                                           1.69      2.76      2.16      1.96      1.35
1.40%                                             --        --        --        --        --
1.40%                                           1.69      2.75      1.23      2.17      1.81
1.45%                                           1.50      2.23      2.15      1.95      1.35
1.50%                                           1.68      2.74      2.15      1.42      1.79
1.55%                                           1.79      2.99      2.14      1.94      1.34
1.60%                                           1.67      2.73      1.23      1.07      1.37
1.65%                                           1.78      2.98      2.14      1.94      1.34
1.70%                                           1.65      2.72      2.14      1.94      1.34
1.75%                                           1.49      2.21      2.13      1.93      1.34
1.80%                                           1.64      2.70      2.13      1.93      1.33
1.85%                                           1.77      2.96      2.13      1.93      1.33
1.90%                                             --        --      2.12      1.93      1.33
1.95%                                             --        --      2.12      1.92      1.33
2.00%                                             --        --      2.12      1.92      1.33
2.05%                                             --        --      2.12      1.92      1.33
2.10%                                             --        --      2.11      1.92      1.32
2.15%                                             --        --      2.11      1.91      1.32
2.20%                                             --        --      2.11      1.91      1.32
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    337

                                              WF ADV    WF ADV              WF ADV    WF ADV
                                                VT        VT      WF ADV      VT        VT
                                               ASSET    C&B LG      VT       INTL      LG CO
PRICE LEVEL                                    ALLOC    CAP VAL   EQ INC     CORE      CORE
                                             ------------------------------------------------


1.00%                                          $  --     $  --     $  --     $  --     $  --
1.05%                                           1.08      1.12      1.12      1.06      1.11
1.10%                                             --        --        --        --        --
1.15%                                           1.25      1.33      1.32      1.44      1.18
1.20%                                           1.18      1.27      1.41      1.02      0.74
1.25%                                             --        --        --        --        --
1.25%                                           1.17      1.27      1.40      1.02      0.73
1.30%                                           1.24      1.33      1.32      1.43      1.17
1.35%                                           1.24      1.33      1.32      1.43      1.17
1.40%                                             --        --        --        --        --
1.40%                                           1.15      1.25      1.39      1.01      0.73
1.45%                                           1.15      1.25      1.38      1.01      0.72
1.50%                                           1.15      1.24      1.38      1.00      0.72
1.55%                                           1.23      1.32      1.31      1.42      1.16
1.60%                                           1.52      1.74      1.38      1.92      1.46
1.65%                                           1.14      1.23      1.36      0.99      0.71
1.70%                                           1.13      1.23      1.36      0.99      0.71
1.75%                                           1.23      1.31      1.30      1.41      1.16
1.80%                                           1.51      1.73      1.67      1.91      1.45
1.85%                                           1.22      1.31      1.30      1.41      1.15
1.90%                                           1.22      1.31      1.30      1.41      1.15
1.95%                                             --        --        --        --        --
2.00%                                           1.22      1.30      1.29      1.40      1.15
2.05%                                           1.22      1.30      1.29      1.40      1.15
2.10%                                           1.22      1.30      1.29      1.40      1.15
2.15%                                           1.21      1.30      1.29      1.40      1.15
2.20%                                           1.21      1.30      1.29      1.40      1.14
---------------------------------------------------------------------------------------------




 338    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                    WF ADV
                                                      WF ADV    WF ADV    WF ADV      VT
                                                        VT        VT        VT       TOTAL
                                                       LG CO     MONEY    SM CAP    RETURN
PRICE LEVEL                                             GRO       MKT       GRO      BOND
                                                     --------------------------------------


1.00%                                                  $  --     $  --     $  --     $  --
1.05%                                                   1.02      1.02      1.02      1.04
1.10%                                                     --        --        --        --
1.15%                                                   1.09      1.04      1.36      1.07
1.20%                                                   0.71      1.10      0.51      1.39
1.25%                                                     --        --        --        --
1.25%                                                   0.71      1.10      0.51      1.38
1.30%                                                   1.09      1.04      1.35      1.07
1.35%                                                   1.09      1.04      1.35      1.07
1.40%                                                     --        --        --        --
1.40%                                                   0.70      1.07      0.50      1.35
1.45%                                                   0.70      1.07      0.50      1.35
1.50%                                                   0.70      1.06      0.50      1.34
1.55%                                                   1.08      1.03      1.34      1.06
1.60%                                                   1.38      1.02      2.11      1.07
1.65%                                                   0.69      1.06      0.50      1.33
1.70%                                                   0.69      1.05      0.49      1.33
1.75%                                                   1.07      1.03      1.33      1.05
1.80%                                                   1.37      1.01      2.10      1.06
1.85%                                                   1.07      1.03      1.33      1.05
1.90%                                                   1.07      1.02      1.33      1.05
1.95%                                                     --        --        --        --
2.00%                                                   1.07      1.02      1.33      1.05
2.05%                                                   1.07      1.02      1.32      1.05
2.10%                                                   1.06      1.02      1.32      1.04
2.15%                                                   1.06      1.02      1.32      1.04
2.20%                                                   1.06      1.02      1.32      1.04
-------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    339

The following is a summary of units outstanding at Dec. 31, 2006:


                                              AIM VI    AIM VI    AIM VI
                                               BASIC      CAP       CAP     AIM VI    AIM VI
                                               VAL,      APPR,     APPR,   CAP DEV,  CAP DEV,
PRICE LEVEL                                   SER II     SER I    SER II     SER I    SER II
                                             ------------------------------------------------


1.00%                                         812,991   298,825    10,617        --    58,687
1.05%                                              --        --   493,273        --        --
                                              3,967,-   1,947,-
1.10%                                             764       585   100,005        --   546,157
1.15%                                         869,678   173,256    50,245        --        --
                                                        1,761,-
1.20%                                         831,607       846   267,588        --    37,028
1.25%                                              --        --        --        --        --
                                                        3,213,-
1.25%                                         790,287       776   172,553        --    71,641
                                              1,192,-
1.30%                                             061        --    33,175        --   109,902
                                              4,986,-   3,370,-
1.35%                                             828       322   309,477        --   353,093
1.40%                                              --        --        --        --        --
                                                        1,879,-   1,949,-
1.40%                                         773,273       493       525   334,173   101,196
                                              1,684,-   2,306,-
1.45%                                             047       498    39,752        --   107,937
                                              1,555,-   2,921,-
1.50%                                             027       795   333,973    56,649    12,141
                                              1,134,-
1.55%                                             306        --   190,432        --    87,461
                                                        2,777,-   1,208,-   1,098,-
1.60%                                         111,235       339       476       701   117,296
                                              1,368,-
1.65%                                             035   241,145   514,399        --    39,546
                                              2,790,-             3,471,-
1.70%                                             835   422,943       611        --   147,371
                                              2,222,-
1.75%                                             186        --    47,777        --    17,433
1.80%                                          51,845        --   451,661        --    41,608
1.85%                                         164,075        --   424,687        --    32,343
                                              4,263,-             2,008,-
1.90%                                             321        --       085        --    18,666
                                              2,382,-
1.95%                                             679        --        --        --        --
2.00%                                          73,564        --   117,617        --        --
2.05%                                         150,924        --   246,857        --        --
2.10%                                         743,716        --   126,491        --        --
2.15%                                         673,801        --        --        --        --
2.20%                                           4,804        --        --        --        --
---------------------------------------------------------------------------------------------
                                              33,598-   21,314-   12,568-   1,489,-   1,899,-
Total                                            ,889      ,823      ,276       523       506
---------------------------------------------------------------------------------------------




 340    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                  AIM VI     AIM VI    AB VPS
                                              AIM VI    AIM VI     INTL     MID CAP      BAL
                                             CORE EQ,  CORE EQ,    GRO,     CORE EQ,   SHARES,
PRICE LEVEL                                    SER I    SER II     SER I     SER II     CL B
                                             -------------------------------------------------


1.00%                                         254,067    24,217        --         --    86,343
1.05%                                              --        --        --         --        --
                                              1,846,-
1.10%                                             813   113,702        --         --   522,128
1.15%                                         254,073        --        --    258,933    18,000
                                              2,928,-
1.20%                                             723     8,189        --         --    56,505
1.25%                                              --        --        --         --        --
                                              5,506,-
1.25%                                             157    12,160        --         --    92,652
1.30%                                              --    10,123        --    217,730    42,783
                                              3,075,-
1.35%                                             668    54,488        --    506,605   361,442
1.40%                                              --        --        --         --        --
                                              7,315,-             1,395,-
1.40%                                             116     6,000       240         --    58,299
                                              3,296,-
1.45%                                             280    16,764        --    321,998    65,884
                                              3,049,-
1.50%                                             400    10,819        --    452,803    14,918
1.55%                                              --        --        --    168,666   124,722
                                              2,734,-
1.60%                                             062        --        --         --    11,236
1.65%                                         303,563    27,907        --    337,591    17,224
1.70%                                         575,064        --        --    911,780        --
1.75%                                              --    24,911        --    677,497   222,254
1.80%                                          12,368        --        --     13,539        --
1.85%                                              --        --        --     34,829    45,027
                                                                            1,204,4-
1.90%                                              --        --        --         50        --
1.95%                                              --        --        --    667,354     5,772
2.00%                                              --        --        --     20,490        --
2.05%                                              --        --        --     41,221     1,338
2.10%                                              --        --        --    234,383        --
2.15%                                              --        --        --    205,127        --
2.20%                                              --        --        --      1,184        --
----------------------------------------------------------------------------------------------
                                              31,151-             1,395,-   6,276,1-   1,746,-
Total                                            ,354   309,280       240         80       527
----------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    341

                                              AB VPS    AB VPS    AB VPS    AB VPS    AB VPS
                                              GLOBAL     GRO &     INTL     LG CAP     U.S.
                                               TECH,     INC,      VAL,      GRO,     GOVT/HI
PRICE LEVEL                                    CL B      CL B      CL B      CL B    GR, CL B
                                             ------------------------------------------------


                                                        1,482,-
1.00%                                         482,028       407        --   933,706        --
                                                                  2,226,-
1.05%                                              --     2,818       672        --        --
                                              1,865,-   7,884,-             3,689,-
1.10%                                             041       200        --       489        --
                                                                  2,756,-
1.15%                                              --     6,733       661        --        --
                                                                  1,482,-
1.20%                                          34,371   173,637       568   110,123        --
1.25%                                              --        --        --        --        --
                                                        3,481,-   1,029,-   1,473,-
1.25%                                         824,007       720       294       408        --
                                                                  2,005,-
1.30%                                         101,973   230,988       020    94,047        --
                                              2,693,-   10,436-   3,785,-   6,163,-
1.35%                                             244      ,788       736       754        --
1.40%                                              --        --        --        --        --
                                                                  3,031,-   1,807,-   1,057,-
1.40%                                         913,674   426,684       067       814       551
                                                                  2,707,-
1.45%                                         112,200   247,399       755    91,464        --
                                                                  3,101,-
1.50%                                         779,159   225,512       206   590,706   838,078
                                                                  1,348,-
1.55%                                         219,512   534,416       887   271,159        --
                                              2,664,-             2,166,-   3,220,-
1.60%                                             823   227,058       361       161   862,490
                                                                  3,029,-
1.65%                                         111,679   529,864       204   170,971        --
                                                                  15,377-
1.70%                                          16,293   167,080      ,639     8,003        --
                                                                  6,198,-
1.75%                                           5,759    91,314       480    10,696        --
                                                                  1,242,-
1.80%                                              --    73,957       708        --        --
                                                                  1,131,-
1.85%                                          80,445    30,672       082    18,968        --
                                                                  13,070-
1.90%                                              --   170,157      ,911        --        --
                                                                  4,386,-
1.95%                                              --     7,660       164        --        --
2.00%                                              --       846   299,089        --        --
2.05%                                              --    96,290   866,955        --        --
                                                                  1,867,-
2.10%                                              --     1,392       885        --        --
                                                                  1,212,-
2.15%                                              --        --       148        --        --
2.20%                                              --        --    66,768        --        --
---------------------------------------------------------------------------------------------
                                              10,904-   26,529-   74,390-   18,654-   2,758,-
Total                                            ,208      ,592      ,260      ,469       119
---------------------------------------------------------------------------------------------




 342    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                         AC VP
                                               AC VP    INFLA-
                                               INC &     TION      AC VP     AC VP     AC VP
                                               GRO,      PROT,     INTL,    ULTRA,     VAL,
PRICE LEVEL                                    CL I      CL II     CL II     CL II     CL I
                                             ------------------------------------------------


1.00%                                              --        --       --         --        --
                                                                            4,219,-
1.05%                                              --        --       --        202        --
1.10%                                              --        --       --         --        --
                                                        6,843,-             3,254,-
1.15%                                              --       266       --        734        --
                                                                            2,902,-
1.20%                                              --        --       --        343        --
1.25%                                              --        --       --         --        --
                                                                            2,099,-
1.25%                                              --        --       --        654        --
                                                        5,054,-             2,416,-
1.30%                                              --       021       --        990        --
                                                        8,896,-             4,931,-
1.35%                                              --       872       --        402        --
1.40%                                              --        --       --         --        --
                                                        3,583,-             1,476,-
1.40%                                         962,214       652       --        550   816,126
                                                        4,079,-             7,580,-
1.45%                                              --       823   19,757        426        --
                                                        7,514,-             3,672,-
1.50%                                              --       659       --        217        --
                                                        3,237,-             1,498,-
1.55%                                              --       524       --        793        --
                                                        2,933,-
1.60%                                              --       984       --    177,945        --
                                                        5,497,-             4,395,-
1.65%                                              --       913       --        568        --
                                                        25,471-             23,812-
1.70%                                              --      ,628    4,943       ,877        --
                                                        10,181-             16,187-
1.75%                                              --      ,533       --       ,272        --
                                                        1,925,-
1.80%                                              --       180       --    569,573        --
                                                        2,233,-
1.85%                                              --       528       --    528,845        --
                                                        24,580-             19,123-
1.90%                                              --      ,053       --       ,884        --
                                                        8,305,-             11,674-
1.95%                                              --       656       --       ,415        --
2.00%                                              --   637,645       --    341,039        --
                                                        1,874,-
2.05%                                              --       716   13,030    796,765        --
                                                        3,815,-             3,076,-
2.10%                                              --       029       --        481        --
                                                        2,483,-             3,076,-
2.15%                                              --       377       --        898        --
2.20%                                              --   224,319       --    148,808        --
---------------------------------------------------------------------------------------------
                                                        129,37-             117,96-
Total                                         962,214     4,378   37,730      2,681   816,126
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    343

                                                         BARON      COL       COL       COL
                                               AC VP      CAP      ASSET    FEDERAL     HI
                                               VAL,     ASSET,    ALLOC,     SEC,     YIELD,
PRICE LEVEL                                    CL II      INS     VS CL A   VS CL A   VS CL A
                                             ------------------------------------------------


1.00%                                              --        --        --        --        --
1.05%                                              --        --        --        --        --
1.10%                                              --        --        --        --        --
1.15%                                           1,893        --    70,328   282,206   106,275
1.20%                                              --        --        --        --        --
1.25%                                              --        --        --        --        --
                                                                            1,339,-
1.25%                                              --        --   468,699       565   540,027
1.30%                                           1,109        --        --        --        --
1.35%                                           6,939        --        --        --        --
1.40%                                              --        --        --        --        --
1.40%                                          12,699   374,144        --        --        --
1.45%                                              --        --        --        --        --
1.50%                                          29,959   406,132        --        --        --
1.55%                                              --        --        --        --        --
1.60%                                          87,149   820,277        --        --        --
1.65%                                              --        --        --        --        --
1.70%                                          87,513        --        --        --        --
1.75%                                           4,162        --        --        --        --
1.80%                                          57,238        --        --        --        --
1.85%                                              --        --        --        --        --
1.90%                                          28,530        --        --        --        --
1.95%                                          17,460        --        --        --        --
2.00%                                              --        --        --        --        --
2.05%                                              --        --        --        --        --
2.10%                                              --        --        --        --        --
2.15%                                              --        --        --        --        --
2.20%                                              --        --        --        --        --
---------------------------------------------------------------------------------------------
                                                        1,600,-             1,621,-
Total                                         334,651       553   539,027       771   646,302
---------------------------------------------------------------------------------------------




 344    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                COL       COL       COL       COL
                                                HI      LG CAP    SM CAP     SM CO      CS
                                              YIELD,     GRO,      VAL,      GRO,     MID-CAP
PRICE LEVEL                                   VS CL B   VS CL A   VS CL B   VS CL A    CORE
                                             ------------------------------------------------


1.00%                                              --        --        --        --        --
                                              1,523,-
1.05%                                             761        --     4,736        --        --
1.10%                                              --        --        --        --        --
                                              1,560,-
1.15%                                             532   637,709        --    41,805        --
                                              1,079,-
1.20%                                             458        --        --        --        --
1.25%                                              --        --        --        --        --
1.25%                                         659,097   332,643        --    89,600        --
                                              1,006,-
1.30%                                             080        --        --        --        --
                                              2,411,-
1.35%                                             549        --    11,854        --        --
1.40%                                              --        --        --        --        --
1.40%                                         550,574        --        --        --    47,957
                                              2,212,-
1.45%                                             084        --     4,431        --        --
                                              2,205,-
1.50%                                             358        --    11,534        --    33,886
1.55%                                         882,629        --        --        --        --
1.60%                                          40,178        --        --        --   325,663
                                              1,473,-
1.65%                                             838        --     4,935        --        --
                                              9,940,-
1.70%                                             478        --    22,532        --        --
                                              6,135,-
1.75%                                             421        --     4,602        --        --
1.80%                                         315,206        --        --        --        --
1.85%                                         174,797        --        --        --        --
                                              8,584,-
1.90%                                             736        --        --        --        --
                                              4,571,-
1.95%                                             324        --    89,110        --        --
2.00%                                         100,205        --        --        --        --
2.05%                                         529,327        --        --        --        --
                                              1,797,-
2.10%                                             993        --     4,321        --        --
                                              1,247,-
2.15%                                             939        --        --        --        --
2.20%                                          70,488        --        --        --        --
---------------------------------------------------------------------------------------------
                                              49,073-
Total                                            ,052   970,352   158,055   131,405   407,506
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    345

                                              DREY IP   DREY IP  DREY SOC            DREY VIF
                                              MIDCAP     TECH      RESP    DREY VIF    DISC
                                              STOCK,     GRO,      GRO,      APPR,    STOCK,
PRICE LEVEL                                    SERV      SERV      INIT      SERV      INIT
                                             ------------------------------------------------


1.00%                                             --         --        --        --        --
1.05%                                             --    949,932        --        --        --
1.10%                                             --         --        --        --        --
                                                        1,175,-
1.15%                                             --        667        --    13,594        --
1.20%                                             --    679,247   476,227        --        --
1.25%                                             --         --        --        --        --
1.25%                                             --    490,006   619,573        --        --
1.30%                                            598    857,581        --   207,552        --
                                                        1,697,-
1.35%                                         15,738        756        --    14,460        --
1.40%                                             --         --        --        --        --
                                                        1,234,-
1.40%                                             --        694   374,374    58,157   252,648
                                                        1,668,-
1.45%                                         14,787        067   674,184    14,096        --
                                                        1,370,-
1.50%                                         22,107        024   363,443    21,358        --
1.55%                                             --    641,131        --        --        --
1.60%                                             --    865,369        --   156,674        --
                                                        1,433,-
1.65%                                             --        310    53,715        --        --
                                                        7,112,-
1.70%                                         22,016        853   317,734     1,478        --
                                                        3,643,-
1.75%                                             --        290        --     7,690        --
1.80%                                             --    426,482        --    54,294        --
1.85%                                             --    394,873        --        --        --
                                                        6,309,-
1.90%                                             --        976        --    66,807        --
                                                        2,578,-
1.95%                                             --        441        --        --        --
2.00%                                             --    132,325        --        --        --
2.05%                                             --    359,868        --    67,249        --
2.10%                                             --    880,836        --     1,089        --
2.15%                                             --    676,400        --        --        --
2.20%                                             --     30,266        --        --        --
---------------------------------------------------------------------------------------------
                                                        35,608-   2,879,-
Total                                         75,246       ,394       250   684,498   252,648
---------------------------------------------------------------------------------------------




 346    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                       EG VA
                                             DREY VIF  DREY VIF              EG VA    FUNDA-
                                               INTL      SM CO     EG VA     CORE     MENTAL
                                               VAL,     STOCK,     BAL,      BOND,    LG CAP,
PRICE LEVEL                                    SERV      INIT      CL 2      CL 2      CL 1
                                             ------------------------------------------------


1.00%                                              --       --     59,293   971,419    76,306
1.05%                                              --       --         --        --        --
                                                                            3,258,-
1.10%                                              --       --    251,060       944   630,273
                                                                            1,956,-
1.15%                                              --       --         --       400        --
1.20%                                              --       --    105,189   764,428        --
1.25%                                              --       --         --        --        --
1.25%                                              --       --     88,357   904,561   200,473
                                                                            3,286,-
1.30%                                           1,659       --    198,926       911        --
                                                                            6,772,-
1.35%                                          17,370       --    167,090       924   616,755
1.40%                                              --       --         --        --        --
                                                                            2,482,-
1.40%                                              --   13,644    115,082       776        --
                                                                            1,075,-
1.45%                                           3,572       --      9,665       276        --
                                                                            3,452,-
1.50%                                          18,873       --    137,726       478        --
                                                                            2,734,-
1.55%                                              --       --    176,822       271        --
1.60%                                              --       --      7,146   298,309        --
                                                                            1,256,-
1.65%                                           7,427       --    243,342       938        --
                                                                            7,300,-
1.70%                                          86,647       --     92,236       447        --
1.75%                                              --       --    157,902   424,640        --
1.80%                                              --       --         --    84,399        --
1.85%                                              --       --     25,745   369,540        --
                                                                            7,281,-
1.90%                                          24,294       --         --       341        --
1.95%                                          27,115       --         --        --        --
2.00%                                              --       --         --    34,655        --
2.05%                                          21,514       --         --   978,350        --
2.10%                                              --       --         --   774,142        --
2.15%                                           2,821       --         --        --        --
2.20%                                              --       --         --    10,720        --
---------------------------------------------------------------------------------------------
                                                                  1,835,-   46,473-   1,523,-
Total                                         211,292   13,644        581      ,869       807
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    347

                                               EG VA
                                              FUNDA-
                                              MENTAL     EG VA     EG VA     EG VA     EG VA
                                              LG CAP,    GRO,     HI INC,  INTL EQ,  INTL EQ,
PRICE LEVEL                                    CL 2      CL 2      CL 2      CL 1      CL 2
                                             ------------------------------------------------


1.00%                                         583,702   107,177   294,471   179,836   326,510
1.05%                                              --        --        --        --        --
                                              2,842,-   1,032,-   1,371,-             2,046,-
1.10%                                             329       614       738   953,655       651
                                                                  1,252,-
1.15%                                         219,188   489,232       591        --   740,936
                                              1,165,-
1.20%                                             451   358,592   257,435        --   965,574
1.25%                                              --        --        --        --        --
1.25%                                         472,989   124,573   359,814   245,782   342,488
                                                                  1,194,-
1.30%                                         913,158   446,408       169        --   920,598
                                              2,973,-   1,201,-   2,977,-   1,024,-   2,907,-
1.35%                                             479       273       612       393       911
1.40%                                              --        --        --        --        --
1.40%                                         871,682   249,578   707,869        --   716,629
1.45%                                         935,916   352,087   519,299        --   802,679
                                                                  1,571,-             1,014,-
1.50%                                         666,271   604,259       142        --       178
                                                                  1,706,-
1.55%                                         842,637   546,844       900        --   748,545
1.60%                                         124,471    15,470   166,733        --   165,900
1.65%                                         600,290   118,622   491,563        --   386,560
                                                        1,235,-   3,863,-             2,013,-
1.70%                                         874,900       290       074        --       464
1.75%                                         215,715   115,335   100,802        --   278,746
1.80%                                          18,201    10,386    50,531        --    31,181
1.85%                                         128,278    77,050   176,856        --    78,404
                                                        1,675,-   4,321,-             2,433,-
1.90%                                         791,346       933       775        --       023
1.95%                                              --        --        --        --        --
2.00%                                          12,680     7,073    20,650        --     8,786
2.05%                                          51,008   114,475   474,431        --   177,105
2.10%                                          93,484   164,124   439,690        --   265,623
2.15%                                              --        --        --        --        --
2.20%                                           3,647       908     5,614        --     2,223
---------------------------------------------------------------------------------------------
                                              15,400-   9,047,-   22,324-   2,403,-   17,373-
Total                                            ,822       303      ,759       666      ,714
---------------------------------------------------------------------------------------------




 348    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                   EG VA     EG VA     EG VA
                                               EG VA     EG VA    SPECIAL   SPECIAL   STRATE-
                                              OMEGA,    OMEGA,     VAL,      VAL,    GIC INC,
PRICE LEVEL                                    CL 1      CL 2      CL 1      CL 2      CL 1
                                             ------------------------------------------------


1.00%                                         256,489   461,915   361,828   667,375   259,236
1.05%                                              --        --        --        --        --
                                              1,713,-   2,095,-   1,963,-   2,315,-   1,837,-
1.10%                                             447       017       050       704       577
                                                        1,651,-
1.15%                                              --       232        --    32,997        --
                                                        1,054,-
1.20%                                              --       391        --   641,801        --
1.25%                                              --        --        --        --        --
1.25%                                         481,669   447,894   858,579   423,660   491,149
                                                        1,308,-
1.30%                                              --       315        --   782,768        --
                                              2,417,-   3,554,-   2,455,-   1,834,-   2,138,-
1.35%                                             849       797       140       669       357
1.40%                                              --        --        --        --        --
                                                                            1,328,-
1.40%                                              --   531,277        --       075        --
1.45%                                              --   880,038        --   656,803        --
                                                        1,849,-
1.50%                                              --       417        --   700,323        --
                                                        1,332,-
1.55%                                              --       302        --   612,244        --
1.60%                                              --    71,376        --   106,464        --
1.65%                                              --   283,264        --   558,987        --
                                                        3,653,-
1.70%                                              --       094        --   503,237        --
1.75%                                              --   290,082        --   131,821        --
1.80%                                              --    31,636        --    44,952        --
1.85%                                              --   141,791        --   123,849        --
                                                        5,523,-
1.90%                                              --       571        --   400,877        --
1.95%                                              --        --        --        --        --
2.00%                                              --    28,120        --        --        --
2.05%                                              --   320,020        --   178,298        --
2.10%                                              --   582,939        --    24,321        --
2.15%                                              --        --        --        --        --
2.20%                                              --     5,814        --        --        --
---------------------------------------------------------------------------------------------
                                              4,869,-   26,098-   5,638,-   12,069-   4,726,-
Total                                             454      ,302       597      ,225       319
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    349

                                                                                      FID VIP
                                               EG VA              FID VIP   FID VIP   CONTRA-
                                              STRATE-   FID VIP    BAL,     CONTRA-    FUND,
                                             GIC INC,    BAL,     SERV CL    FUND,    SERV CL
PRICE LEVEL                                    CL 2     SERV CL      2      SERV CL      2
                                             ------------------------------------------------


                                                                                      2,032,-
1.00%                                         464,859        --        --   953,022       230
                                                                                      9,751,-
1.05%                                              --        --        --        --       401
                                              2,005,-                       5,828,-   9,102,-
1.10%                                             263        --        --       545       389
                                              2,116,-                                 8,516,-
1.15%                                             346    46,452        --        --       979
                                                                                      7,320,-
1.20%                                         755,464        --        --        --       108
1.25%                                              --        --        --        --        --
                                                                            1,794,-   4,893,-
1.25%                                         412,408   452,075        --       660       087
                                              2,594,-                                 7,123,-
1.30%                                             467        --        --        --       282
                                              4,177,-                       6,531,-   16,891-
1.35%                                             437        --        --       911      ,236
1.40%                                              --        --        --        --        --
                                              2,405,-                                 10,127-
1.40%                                             109        --    80,868        --      ,370
                                                                                      12,306-
1.45%                                         688,063        --        --        --      ,282
                                              4,077,-                                 8,680,-
1.50%                                             815        --    73,855        --       956
                                              2,364,-                                 5,339,-
1.55%                                             767        --        --        --       839
                                                                                      5,502,-
1.60%                                         118,308        --     8,618        --       419
                                              1,305,-                                 10,355-
1.65%                                             793        --        --        --      ,155
                                              6,005,-                                 45,089-
1.70%                                             599        --    83,198        --      ,456
                                                                                      23,330-
1.75%                                         407,657        --        --        --      ,160
                                                                                      2,526,-
1.80%                                          59,010        --        --        --       391
                                                                                      2,760,-
1.85%                                         243,529        --        --        --       231
                                              7,283,-                                 45,961-
1.90%                                             216        --        --        --      ,684
                                                                                      16,577-
1.95%                                              --        --        --        --      ,266
2.00%                                          43,229        --        --        --   963,214
                                                                                      3,120,-
2.05%                                         794,621        --        --        --       539
                                                                                      6,880,-
2.10%                                         755,053        --        --        --       625
                                                                                      4,343,-
2.15%                                              --        --        --        --       467
2.20%                                          11,182        --        --        --   296,421
---------------------------------------------------------------------------------------------
                                              39,089-                       15,108-   269,79-
Total                                            ,195   498,527   246,539      ,138     2,187
---------------------------------------------------------------------------------------------




 350    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              FID VIP             FID VIP
                                                DYN     FID VIP    GRO &              FID VIP
                                               APPR,     GRO &     INC,     FID VIP    GRO,
                                              SERV CL    INC,     SERV CL    GRO,     SERV CL
PRICE LEVEL                                      2      SERV CL      2      SERV CL      2
                                             ------------------------------------------------


1.00%                                              --        --        --        --   130,357
1.05%                                              --        --        --        --     4,629
                                                                                      1,143,-
1.10%                                              --        --        --        --       695
1.15%                                              --   248,080        --    98,591        --
1.20%                                         190,569        --        --        --   170,012
1.25%                                              --        --        --        --        --
1.25%                                         717,334   395,589        --   144,336   602,376
1.30%                                              --        --        --        --   175,174
1.35%                                              --        --        --        --   651,820
1.40%                                              --        --        --        --        --
                                                        1,351,-
1.40%                                          95,434       040   293,866        --   815,027
1.45%                                         336,592        --        --        --   369,690
                                                        1,003,-
1.50%                                         182,576       440   164,383        --   414,193
1.55%                                              --        --        --        --   204,002
                                                        3,548,-
1.60%                                              --       330        --        --    64,185
1.65%                                             518        --        --        --   129,672
1.70%                                          89,860        --   339,452        --   368,327
1.75%                                              --        --        --        --   119,825
1.80%                                              --        --        --        --        --
1.85%                                              --        --        --        --    12,919
1.90%                                              --        --        --        --    14,685
1.95%                                              --        --        --        --    10,875
2.00%                                              --        --        --        --        --
2.05%                                              --        --        --        --     8,172
2.10%                                              --        --        --        --    13,248
2.15%                                              --        --        --        --       543
2.20%                                              --        --        --        --        --
---------------------------------------------------------------------------------------------
                                              1,612,-   6,546,-                       5,423,-
Total                                             883       479   797,701   242,927       426
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    351

                                                                  FID VIP
                                                        FID VIP   INVEST              FID VIP
                                              FID VIP   HI INC,     GR,     FID VIP  MID CAP,
                                              HI INC,   SERV CL   SERV CL  MID CAP,   SERV CL
PRICE LEVEL                                   SERV CL      2         2      SERV CL      2
                                             ------------------------------------------------


1.00%                                         214,639        --        --   656,546   840,794
                                                                                      1,866,-
1.05%                                              --        --   859,140        --       222
                                              1,156,-                       3,631,-   4,726,-
1.10%                                             503        --        --       339       953
                                                                  3,219,-             1,201,-
1.15%                                              --        --       996   211,436       654
                                                                                      2,476,-
1.20%                                              --   145,588   512,406        --       015
1.25%                                              --        --        --        --        --
                                                                            1,626,-   3,592,-
1.25%                                         596,927   564,202   224,473       861       232
                                                                  2,246,-             1,610,-
1.30%                                              --        --       533        --       242
                                              1,765,-             4,639,-   4,268,-   4,906,-
1.35%                                             878        --       429       475       894
1.40%                                              --        --        --        --        --
                                                                            1,400,-   3,045,-
1.40%                                              --   220,630   150,420       533       478
                                                                  3,611,-             3,085,-
1.45%                                              --   275,331       248        --       849
                                                                  3,940,-             2,507,-
1.50%                                              --   418,844       235   654,749       898
                                                                  1,151,-             1,633,-
1.55%                                              --        --       182        --       917
                                                                            3,538,-   1,004,-
1.60%                                              --        --    19,619       647       819
                                                                  2,467,-             1,984,-
1.65%                                              --    21,852       516        --       626
                                                                  12,953-             7,569,-
1.70%                                              --   157,099      ,036        --       504
                                                                  8,675,-             3,603,-
1.75%                                              --        --       063        --       145
1.80%                                              --    11,247   580,667        --   373,837
1.85%                                              --        --   282,235        --   487,859
                                                                  10,450-             6,670,-
1.90%                                              --        --      ,355        --       406
                                                                  7,174,-             2,597,-
1.95%                                              --        --       179        --       497
2.00%                                              --        --   121,744        --   126,713
2.05%                                              --        --   414,975        --   501,982
                                                                  2,104,-             1,027,-
2.10%                                              --        --       050        --       932
                                                                  2,184,-
2.15%                                              --        --       007        --   631,250
2.20%                                              --        --   214,841        --    39,343
---------------------------------------------------------------------------------------------
                                              3,733,-   1,814,-   68,197-   15,988-   58,113-
Total                                             947       793      ,349      ,586      ,061
---------------------------------------------------------------------------------------------




 352    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                            FTVIPT
                                                        FID VIP              FRANK    FTVIPT
                                              FID VIP    OVER-    FTVIPT    GLOBAL     FRANK
                                               OVER-     SEAS,     FRANK     REAL     RISING
                                               SEAS,    SERV CL  INC SEC,    EST,      DIVD,
PRICE LEVEL                                   SERV CL      2       CL 2      CL 2      CL 2
                                             ------------------------------------------------


1.00%                                              --   158,945        --   129,882        --
1.05%                                              --   433,869     6,274     1,021     1,417
1.10%                                              --   300,410        --   330,481        --
1.15%                                              --   961,518   365,487     8,544    24,921
                                                                  1,435,-
1.20%                                              --   309,290       914   390,787        --
1.25%                                              --        --        --        --        --
                                                                  2,299,-
1.25%                                              --   271,624       419   867,404     5,397
1.30%                                              --   607,497   844,624    94,441    26,211
                                                        1,818,-
1.35%                                              --       686   669,782   304,145    28,513
1.40%                                              --        --        --        --        --
                                                        1,090,-   1,595,-
1.40%                                         482,118       599       105   706,063     5,981
                                                                  3,382,-
1.45%                                              --   840,573       634   463,600    20,930
                                                        1,395,-   4,203,-
1.50%                                         214,752       753       929   600,715    75,912
1.55%                                              --   657,182   177,327    46,756        --
                                              1,079,-
1.60%                                             337   971,518    41,234   910,109        --
1.65%                                              --   920,821   400,943   143,298    15,944
                                                        4,842,-   2,742,-
1.70%                                              --       632       611   527,217    63,015
                                                        1,568,-   1,114,-
1.75%                                              --       772       594    24,724   224,225
1.80%                                              --   562,577   323,341    48,616        --
1.85%                                              --   444,677   403,542   103,748        --
                                                        5,281,-   1,381,-
1.90%                                              --       500       919   269,860    67,871
                                                        1,283,-
1.95%                                              --       769   639,234        --   120,695
2.00%                                              --   149,967    33,433    42,289        --
2.05%                                              --   346,105   273,616    19,921    23,793
2.10%                                              --   853,694   260,883    57,853    28,087
2.15%                                              --   339,832    98,905     3,338    46,635
2.20%                                              --     5,228        --        --        --
---------------------------------------------------------------------------------------------
                                              1,776,-   26,417-   22,694-   6,094,-
Total                                             207      ,038      ,750       812   779,547
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    353

                                                        FTVIPT
                                              FTVIPT     FRANK    FTVIPT    FTVIPT
                                               FRANK    SM MID    MUTUAL   TEMP DEV   FTVIPT
                                              SM CAP      CAP     SHARES     MKTS    TEMP FOR
                                               VAL,     GRO, CL   SEC, CL   SEC, CL   SEC, CL
PRICE LEVEL                                    CL 2        2         2         2         2
                                             ------------------------------------------------


                                                                  3,435,-             1,146,-
1.00%                                         312,813   876,861       197    22,499       273
                                                                  2,313,-
1.05%                                              --     1,512       306        --        --
                                              1,507,-   4,937,-   15,037-             5,634,-
1.10%                                             735       165      ,006   253,796       492
1.15%                                              --   420,622   712,798        --   102,335
                                                        2,527,-   4,353,-
1.20%                                         494,320       476       969        --   779,966


1.25%                                              --        --   476,099(1)     --   367,891(3)

                                                        4,295,-
1.25%                                         717,060       170   010,533(2)125,978   635,566(4)
                                                                  4,535,-
1.30%                                         412,282   179,880       108        --   540,865
                                                        5,245,-   14,983-             5,604,-
1.35%                                         947,923       825      ,999   441,165       120
1.40%                                              --        --        --        --        --
                                                        2,053,-   10,913-             1,562,-
1.40%                                         846,733       510      ,311        --       229
                                                        3,378,-   5,057,-
1.45%                                         557,673       247       597        --   661,097
                                                        2,300,-   9,714,-
1.50%                                         593,547       189       682        --   681,439
                                                                  4,678,-
1.55%                                         415,044   304,237       021        --   551,122
                                                                  2,313,-
1.60%                                          69,469   121,592       086        --   908,936
                                                                  5,960,-
1.65%                                         446,358   900,744       884        --   509,349
                                                        1,612,-   9,196,-
1.70%                                         300,372       086       866        --   377,200
                                                                  5,785,-
1.75%                                          86,815   137,040       499        --   134,024
1.80%                                          22,273        --   153,796        --        --
1.85%                                          94,194        --   610,932        --   185,686
                                                                  6,611,-
1.90%                                              --    98,085       225        --        --
                                                                  2,957,-
1.95%                                              --    11,307       234        --        --
2.00%                                              --        --    65,210        --        --
2.05%                                              --        --   326,155        --        --
                                                                  1,123,-
2.10%                                              --        --       436        --        --
2.15%                                              --        --   718,243        --        --
2.20%                                              --        --    15,888        --        --
---------------------------------------------------------------------------------------------
                                              7,824,-   29,401-   120,06-             22,382-
Total                                             611      ,548     0,080   843,438      ,590
---------------------------------------------------------------------------------------------




 354    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              FTVIPT                        GS VIT
                                               TEMP     FTVIPT              STRATE-   GS VIT
                                              GLOBAL   TEMP GRO   GS VIT      GIC     MID CAP
                                               INC,     SEC, CL  CAP GRO,  INTL EQ,    VAL,
PRICE LEVEL                                    CL 2        2       INST      INST      INST
                                             ------------------------------------------------


1.00%                                              --        --        --        --        --
                                              3,787,-                                 3,149,-
1.05%                                             470     1,401        --        --       765
1.10%                                              --        --        --        --        --
                                              2,962,-                                 2,618,-
1.15%                                             139   120,956        --        --       312
                                              2,612,-                                 1,619,-
1.20%                                             942   289,732        --        --       760
1.25%                                              --        --        --        --        --
                                              1,812,-                                 1,872,-
1.25%                                             273    20,611        --        --       648
                                              2,116,-                                 1,984,-
1.30%                                             058   392,081        --        --       671
                                              4,606,-                                 3,983,-
1.35%                                             806   205,981        --        --       813
1.40%                                              --        --        --        --        --
                                              3,550,-                                 2,112,-
1.40%                                             619     6,010   341,410   134,574       600
                                              3,640,-                                 2,732,-
1.45%                                             592    19,091        --        --       021
                                              4,149,-                                 2,666,-
1.50%                                             415   273,676    59,916    90,960       826
                                              1,940,-                                 1,418,-
1.55%                                             430    23,510        --        --       185
                                              1,894,-                                 1,436,-
1.60%                                             307        --   790,022   483,174       189
                                              3,467,-                                 1,605,-
1.65%                                             237   154,327        --        --       419
                                              23,081-                                 9,377,-
1.70%                                            ,877   375,923        --        --       347
                                              9,166,-                                 7,601,-
1.75%                                             098   486,821        --        --       749
                                              1,306,-
1.80%                                             135    20,786        --        --   676,232
                                              1,468,-
1.85%                                             056     9,024        --        --   978,164
                                              18,799-                                 14,517-
1.90%                                            ,616   111,507        --        --      ,450
                                              6,142,-                                 5,189,-
1.95%                                             900   330,635        --        --       035
2.00%                                         447,637        --        --        --   288,960
                                              1,337,-
2.05%                                             840    41,575        --        --   885,861
                                              3,092,-                                 2,053,-
2.10%                                             786    43,895        --        --       162
                                              1,575,-                                 1,355,-
2.15%                                             313    29,854        --        --       996
2.20%                                          77,786        --        --        --    65,063
---------------------------------------------------------------------------------------------
                                              103,03-   2,957,-   1,191,-             70,189-
Total                                           6,332       396       348   708,708      ,228
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    355

                                                                   JANUS     JANUS     JANUS
                                              GS VIT     JANUS     ASPEN     ASPEN     ASPEN
                                              STRUCTD    ASPEN    GLOBAL     INTL     LG CAP
                                               U.S.      BAL,      TECH,     GRO,      GRO,
PRICE LEVEL                                  EQ, INST    INST      SERV      SERV      SERV
                                             ------------------------------------------------


1.00%                                              --        --        --        --        --
1.05%                                              --        --        --        --        --
1.10%                                              --        --        --        --        --
1.15%                                              --        --    50,771        --   115,563
                                              1,503,-
1.20%                                             173        --        --        --        --
1.25%                                              --        --        --        --        --
                                              2,493,-
1.25%                                             817        --    79,488        --   503,298
1.30%                                              --        --        --        --        --
1.35%                                              --        --        --        --        --
1.40%                                              --        --        --        --        --
                                              1,486,-   3,776,-             1,086,-   1,522,-
1.40%                                             875       519   658,343       152       650
                                              1,466,-
1.45%                                             883        --        --        --        --
                                              1,709,-
1.50%                                             612        --    90,691   387,632   821,990
1.55%                                              --        --        --        --        --
                                                                            2,777,-   3,179,-
1.60%                                         887,500        --   652,933       658       251
1.65%                                         121,526        --        --        --        --
1.70%                                         635,775        --        --        --        --
1.75%                                              --        --        --        --        --
1.80%                                              --        --        --        --        --
1.85%                                              --        --        --        --        --
1.90%                                              --        --        --        --        --
1.95%                                              --        --        --        --        --
2.00%                                              --        --        --        --        --
2.05%                                              --        --        --        --        --
2.10%                                              --        --        --        --        --
2.15%                                              --        --        --        --        --
2.20%                                              --        --        --        --        --
---------------------------------------------------------------------------------------------
                                              10,305-   3,776,-   1,532,-   4,251,-   6,142,-
Total                                            ,161       519       226       442       752
---------------------------------------------------------------------------------------------




 356    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                            LAZARD
                                               JANUS     JANUS              RETIRE
                                               ASPEN     ASPEN      JPM      U.S.     LAZARD
                                              MID CAP    WORLD    U.S. LG   STRATE-   RETIRE
                                               GRO,      GRO,       CAP      GIC,    INTL EQ,
PRICE LEVEL                                    SERV      INST     CORE EQ    SERV      SERV
                                             ------------------------------------------------


1.00%                                              --        --        --        --        --
1.05%                                              --        --        --        --        --
1.10%                                              --        --        --        --        --
1.15%                                         296,002        --        --        --        --
1.20%                                              --        --        --        --        --
1.25%                                              --        --        --        --        --
1.25%                                         198,568        --        --        --        --
1.30%                                              --        --        --        --        --
1.35%                                              --        --        --        --        --
1.40%                                              --        --        --        --        --
                                              1,189,-   1,907,-
1.40%                                             449       075   754,356    96,858   147,563
1.45%                                              --        --        --        --        --
1.50%                                         202,282        --   141,521    56,922    74,407
1.55%                                              --        --        --        --        --
                                              2,067,-
1.60%                                             704        --   752,755   221,656   387,688
1.65%                                              --        --        --        --        --
1.70%                                              --        --        --        --        --
1.75%                                              --        --        --        --        --
1.80%                                              --        --        --        --        --
1.85%                                              --        --        --        --        --
1.90%                                              --        --        --        --        --
1.95%                                              --        --        --        --        --
2.00%                                              --        --        --        --        --
2.05%                                              --        --        --        --        --
2.10%                                              --        --        --        --        --
2.15%                                              --        --        --        --        --
2.20%                                              --        --        --        --        --
---------------------------------------------------------------------------------------------
                                              3,954,-   1,907,-   1,648,-
Total                                             005       075       632   375,436   609,658
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    357

                                                MFS       MFS       MFS
                                              INV GRO     INV       INV       MFS       MFS
                                              STOCK,    TRUST,    TRUST,   NEW DIS,  NEW DIS,
PRICE LEVEL                                   SERV CL   INIT CL   SERV CL   INIT CL   SERV CL
                                             ------------------------------------------------


1.00%                                         418,931        --        --        --   454,196
1.05%                                              --        --        --        --     4,986
                                              2,369,-                                 1,558,-
1.10%                                             375        --        --        --       636
1.15%                                          18,583     1,667   161,950    19,187    41,513
1.20%                                          63,205   906,529        --        --   127,223
1.25%                                              --        --        --        --        --
                                              1,099,-   1,379,-
1.25%                                             387       240   471,359    22,115   658,443
1.30%                                          44,186        --        --        --    48,225
                                              2,171,-                                 1,305,-
1.35%                                             461        --        --        --       374
1.40%                                              --        --        --        --        --
1.40%                                          85,174   652,201   199,501   955,587   175,235
                                                        1,163,-
1.45%                                          54,507       154        --        --   111,825
                                                        1,194,-
1.50%                                          45,762       991    59,219   125,445    35,727
1.55%                                         216,077        --        --        --    77,730
                                                                            1,888,-
1.60%                                              --        --     9,580       850    12,821
1.65%                                          39,124    43,649        --        --   110,041
1.70%                                          11,317   403,417    84,745        --   155,009
1.75%                                          18,826        --        --        --    59,832
1.80%                                           6,569        --        --        --        --
1.85%                                           2,385        --        --        --    24,321
1.90%                                          14,492        --        --        --     9,606
1.95%                                           6,202        --        --        --     3,319
2.00%                                              --        --        --        --        --
2.05%                                          13,012        --        --        --    30,731
2.10%                                          10,996        --        --        --        --
2.15%                                              --        --        --        --        --
2.20%                                              --        --        --        --        --
---------------------------------------------------------------------------------------------
                                              6,709,-   5,744,-             3,011,-   5,004,-
Total                                             571       848   986,354       184       793
---------------------------------------------------------------------------------------------




 358    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                MFS       MFS       MFS       MFS       MFS
                                             RESEARC-    TOTAL     TOTAL    UTILI-    UTILI-
                                                H,      RETURN,   RETURN,    TIES,     TIES,
PRICE LEVEL                                   INIT CL   INIT CL   SERV CL   INIT CL   SERV CL
                                             ------------------------------------------------


                                                                  3,242,-
1.00%                                              --        --       739        --   123,982
1.05%                                              --        --        --        --     1,907
                                                                  14,024-
1.10%                                              --        --      ,939        --   602,269
1.15%                                              --    47,292   541,224    33,334   167,024
                                                                  1,866,-   1,147,-
1.20%                                              --        --       740       908    80,613
1.25%                                              --        --        --        --        --
                                                                  6,062,-   1,159,-
1.25%                                              --   117,226       269       324   304,463
                                                                  2,824,-
1.30%                                              --        --       948        --    67,211
                                                                  16,584-
1.35%                                              --        --      ,249        --   163,865
1.40%                                              --        --        --        --        --
                                                                  3,207,-   1,751,-
1.40%                                         888,053        --       132       495   161,447
                                                                  1,860,-   1,627,-
1.45%                                              --        --       506       780    71,358
                                                                  1,838,-   1,800,-
1.50%                                         159,528        --       340       893    54,430
                                                                  3,621,-
1.55%                                              --        --       575        --    98,781
                                              1,789,-             1,316,-   1,351,-
1.60%                                             274        --       213       317    74,300
                                                                  3,275,-
1.65%                                              --        --       848   192,512   145,768
                                                                  1,094,-
1.70%                                              --        --       614   675,229    84,519
1.75%                                              --        --   742,215        --    21,086
1.80%                                              --        --    33,112        --        --
1.85%                                              --        --   531,122        --    89,432
1.90%                                              --        --   106,055        --    31,569
1.95%                                              --        --   139,089        --        --
2.00%                                              --        --        --        --        --
2.05%                                              --        --    19,572        --    48,309
2.10%                                              --        --    30,263        --    28,646
2.15%                                              --        --        --        --     4,589
2.20%                                              --        --        --        --        --
---------------------------------------------------------------------------------------------
                                              2,836,-             62,962-   9,739,-   2,425,-
Total                                             855   164,518      ,764       792       568
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    359

                                                                                       OPPEN
                                                                             OPPEN   CAP APPR
                                               OPCAP     OPCAP     OPCAP   CAP APPR     VA,
PRICE LEVEL                                     EQ      MANAGED   SM CAP      VA       SERV
                                             ------------------------------------------------


1.00%                                              --        --        --        --   338,724
1.05%                                              --        --        --        --    11,673
                                                                                      2,384,-
1.10%                                              --        --        --        --       115
                                                                                      2,647,-
1.15%                                              --        --        --        --       866
1.20%                                              --        --        --        --   274,220
1.25%                                              --        --        --        --        --
1.25%                                              --        --        --        --   498,928
                                                                                      2,151,-
1.30%                                              --        --        --        --       614
                                                                                      5,328,-
1.35%                                              --        --        --        --       255
1.40%                                              --        --        --        --        --
                                                        1,403,-   1,173,-   2,158,-
1.40%                                         707,247       731       601       503   319,014
                                                                                      2,779,-
1.45%                                              --        --        --        --       670
                                                                                      2,445,-
1.50%                                              --        --        --        --       131
                                                                                      1,484,-
1.55%                                              --        --        --        --       035
1.60%                                              --        --        --        --   330,199
                                                                                      1,727,-
1.65%                                              --        --        --        --       779
                                                                                      8,561,-
1.70%                                              --        --        --        --       987
                                                                                      5,176,-
1.75%                                              --        --        --        --       198
1.80%                                              --        --        --        --   238,844
1.85%                                              --        --        --        --   314,215
                                                                                      10,181-
1.90%                                              --        --        --        --      ,720
                                                                                      4,759,-
1.95%                                              --        --        --        --       275
2.00%                                              --        --        --        --   152,450
2.05%                                              --        --        --        --   543,492
                                                                                      1,390,-
2.10%                                              --        --        --        --       252
                                                                                      1,374,-
2.15%                                              --        --        --        --       777
2.20%                                              --        --        --        --    87,007
---------------------------------------------------------------------------------------------
                                                        1,403,-   1,173,-   2,158,-   55,501-
Total                                         707,247       731       601       503      ,440
---------------------------------------------------------------------------------------------




 360    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               OPPEN     OPPEN               OPPEN
                                              GLOBAL    GLOBAL     OPPEN    HI INC     OPPEN
                                                SEC     SEC VA,   HI INC      VA,     MAIN ST
PRICE LEVEL                                     VA       SERV       VA       SERV       VA
                                             ------------------------------------------------


1.00%                                              --   376,018        --   401,945        --
1.05%                                              --     1,453        --        --        --
                                                        1,299,-             1,050,-
1.10%                                              --       825        --       611        --
1.15%                                              --    16,958        --        --        --
1.20%                                              --   709,671        --   191,940        --
1.25%                                              --        --        --        --        --
                                                        2,059,-
1.25%                                              --       303        --   213,756        --
1.30%                                              --   289,070        --   243,324        --
                                                        1,088,-
1.35%                                              --       837        --   635,648        --
1.40%                                              --        --        --        --        --
                                                                  1,307,-
1.40%                                         162,148   940,361       032   521,000   404,427
1.45%                                              --   968,243        --   268,073        --
                                                        1,356,-
1.50%                                              --       478        --    59,751        --
1.55%                                              --   307,451        --   315,238        --
1.60%                                              --   197,097        --     3,921        --
1.65%                                              --   429,325        --   199,387        --
1.70%                                              --   683,144        --        --        --
1.75%                                              --    71,947        --    79,086        --
1.80%                                              --    62,108        --        --        --
1.85%                                              --    42,197        --    50,819        --
1.90%                                              --   208,841        --        --        --
1.95%                                              --     3,947        --        --        --
2.00%                                              --     8,179        --        --        --
2.05%                                              --    21,831        --        --        --
2.10%                                              --    21,732        --        --        --
2.15%                                              --        --        --        --        --
2.20%                                              --        --        --        --        --
---------------------------------------------------------------------------------------------
                                                        11,164-   1,307,-   4,234,-
Total                                         162,148      ,016       032       499   404,427
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    361

                                               OPPEN               OPPEN
                                              MAIN ST    OPPEN    STRATE-
                                                SM      STRATE-     GIC     PUT VT    PUT VT
                                              CAP VA,     GIC    BOND VA,  DIV INC,  DIV INC,
PRICE LEVEL                                    SERV     BOND VA    SERV      CL IA     CL IB
                                             ------------------------------------------------


                                                                  1,600,-
1.00%                                         247,723        --       487        --        --
                                                                  3,108,-
1.05%                                          20,285        --       210        --        --
                                              1,209,-             3,751,-
1.10%                                             081        --       394        --        --
                                                                  3,937,-
1.15%                                          18,533        --       177        --        --
                                                                  2,700,-
1.20%                                         533,080        --       629        --        --
1.25%                                              --        --        --        --        --
                                                                  3,246,-
1.25%                                         390,997        --       821        --        --
                                                                  4,678,-
1.30%                                         361,665        --       271        --        --
                                                                  7,420,-
1.35%                                         995,393        --       886        --        --
1.40%                                              --        --        --        --        --
                                                                  6,463,-   1,458,-   1,381,-
1.40%                                         329,747   269,406       653       641       942
                                                                  5,557,-
1.45%                                         380,214        --       036        --        --
                                                                  5,049,-
1.50%                                         175,239        --       765        --        --
                                                                  5,107,-
1.55%                                         301,261        --       195        --        --
                                                                  2,715,-
1.60%                                          95,371        --       396        --        --
                                                                  6,883,-
1.65%                                         191,651        --       407        --        --
                                                                  21,465-
1.70%                                         168,237        --      ,809        --        --
                                                                  12,471-
1.75%                                         414,491        --      ,035        --        --
                                                                  1,584,-
1.80%                                          16,734        --       279        --        --
                                                                  2,256,-
1.85%                                          29,996        --       251        --        --
                                                                  20,730-
1.90%                                          74,650        --      ,561        --        --
                                                                  8,919,-
1.95%                                          23,439        --       811        --        --
2.00%                                           1,835        --   629,488        --        --
                                                                  1,395,-
2.05%                                           1,963        --       654        --        --
                                                                  3,663,-
2.10%                                              --        --       051        --        --
                                                                  2,471,-
2.15%                                          13,840        --       520        --        --
2.20%                                              --        --   135,578        --        --
---------------------------------------------------------------------------------------------
                                              5,995,-             137,94-   1,458,-   1,381,-
Total                                             425   269,406     3,364       641       942
---------------------------------------------------------------------------------------------




 362    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                            PUT VT
                                              PUT VT    PUT VT    PUT VT     HLTH     PUT VT
                                              GLOBAL     GRO &     GRO &     SCI-       HI
                                                EQ,      INC,      INC,     ENCES,    YIELD,
PRICE LEVEL                                    CL IA     CL IA     CL IB     CL IB     CL IA
                                             ------------------------------------------------


1.00%                                              --        --   343,223    27,119        --
1.05%                                              --        --        --        --        --
                                                                  2,148,-
1.10%                                              --        --       389   389,534        --
1.15%                                              --        --   241,650        --        --
1.20%                                              --        --    35,806   149,841        --
1.25%                                              --        --        --        --        --
                                                                  1,443,-
1.25%                                              --        --       404   243,423        --
1.30%                                              --        --    72,980    79,911        --
                                                                  1,393,-
1.35%                                              --        --       909   128,935        --
1.40%                                              --        --        --        --        --
                                                        2,471,-   3,459,-
1.40%                                         785,915       167       787   195,956   650,741
1.45%                                              --        --    35,453   272,024        --
1.50%                                              --        --    90,648   257,198        --
1.55%                                              --        --    99,831   132,498        --
1.60%                                              --        --    33,393    75,444        --
1.65%                                              --        --    40,936   132,579        --
1.70%                                              --        --    58,523   162,007        --
1.75%                                              --        --    17,954     4,550        --
1.80%                                              --        --        --     5,477        --
1.85%                                              --        --     7,335   167,356        --
1.90%                                              --        --        --   141,658        --
1.95%                                              --        --        --       911        --
2.00%                                              --        --        --    14,074        --
2.05%                                              --        --        --    12,217        --
2.10%                                              --        --        --        --        --
2.15%                                              --        --        --        --        --
2.20%                                              --        --        --        --        --
---------------------------------------------------------------------------------------------
                                                        2,471,-   9,523,-   2,592,-
Total                                         785,915       167       221       712   650,741
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    363

                                              PUT VT                        PUT VT    PUT VT
                                                HI      PUT VT    PUT VT   INTL GRO  INTL NEW
                                              YIELD,     INC,    INTL EQ,   & INC,     OPP,
PRICE LEVEL                                    CL IB     CL IB     CL IB     CL IB     CL IB
                                             ------------------------------------------------


1.00%                                              --        --   419,123       --    237,958
1.05%                                              --        --        --       --         --
                                                                  1,895,-
1.10%                                              --        --       603       --    615,659
1.15%                                              --    15,447   103,009       --         --
                                                                  3,930,-
1.20%                                              --        --       904       --         --
1.25%                                              --        --        --       --         --
                                                                  4,374,-
1.25%                                              --    23,105       278       --    196,804
1.30%                                              --        --   317,066       --         --
                                                                  1,862,-             1,094,-
1.35%                                              --        --       840       --        154
1.40%                                              --        --        --       --         --
                                                                  2,110,-
1.40%                                         677,059    77,155       469    7,948    347,493
                                                                  4,123,-
1.45%                                              --        --       272       --         --
                                                                  2,623,-
1.50%                                              --    25,291       101       --         --
1.55%                                              --        --   433,717       --         --
1.60%                                              --        --    67,455       --         --
                                                                  1,025,-
1.65%                                              --        --       513       --         --
                                                                  1,624,-
1.70%                                              --    82,983       148       --         --
1.75%                                              --        --    84,148       --         --
1.80%                                              --        --    12,312       --         --
1.85%                                              --        --    53,346       --         --
1.90%                                              --        --        --       --         --
1.95%                                              --        --     5,619       --         --
2.00%                                              --        --        --       --         --
2.05%                                              --        --     2,018       --         --
2.10%                                              --        --        --       --         --
2.15%                                              --        --        --       --         --
2.20%                                              --        --        --       --         --
---------------------------------------------------------------------------------------------
                                                                  25,067-             2,492,-
Total                                         677,059   223,981      ,941    7,948        068
---------------------------------------------------------------------------------------------




 364    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                        PUT VT    PUT VT
                                              PUT VT   RESEARC-   SM CAP    PUT VT    PUT VT
                                             NEW OPP,     H,       VAL,     VISTA,   VOYAGER,
PRICE LEVEL                                    CL IA     CL IB     CL IB     CL IB     CL IA
                                             ------------------------------------------------


1.00%                                              --     2,904        --   285,183        --
                                                                  1,670,-
1.05%                                              --        --       166        --        --
                                                                            1,712,-
1.10%                                              --   145,211        --       505        --
1.15%                                              --        --   193,613   227,930        --
                                                                  1,143,-   2,672,-
1.20%                                              --    39,272       775       880        --
1.25%                                              --        --        --   588,799(5)     --


1.25%                                              --        --   800,887   038,532(6)     --
1.30%                                              --        --   193,497    23,514        --
                                                                            1,914,-
1.35%                                              --   153,708   593,375       007        --
1.40%                                              --        --        --        --        --
                                              1,594,-
1.40%                                             997     3,206   945,642   821,959   411,771
                                                                  1,199,-   3,033,-
1.45%                                              --     2,530       331       036        --
                                                                            2,580,-
1.50%                                              --     5,607   578,846       926        --
1.55%                                              --     7,357   252,193    14,128        --
1.60%                                              --        --   388,100        --        --
1.65%                                              --        --   762,824   385,171        --
                                                                  5,947,-
1.70%                                              --        --       751   915,829        --
                                                                  2,986,-
1.75%                                              --        --       179        --        --
1.80%                                              --        --   211,031        --        --
1.85%                                              --        --   263,247     1,545        --
                                                                  4,666,-
1.90%                                              --        --       104     8,309        --
                                                                  1,600,-
1.95%                                              --        --       580        --        --
2.00%                                              --        --    77,432        --        --
2.05%                                              --        --   253,849        --        --
2.10%                                              --        --   661,110     4,681        --
2.15%                                              --        --   380,700        --        --
2.20%                                              --        --    12,255        --        --
---------------------------------------------------------------------------------------------
                                              1,594,-             25,782-   17,228-
Total                                             997   359,795      ,487      ,934   411,771
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    365

                                              PUT VT              RVS VP              RVS VP
                                             VOYAGER,   RVS VP     CASH     RVS VP    DIV EQ
PRICE LEVEL                                    CL IB      BAL      MGMT    DIV BOND     INC
                                             ------------------------------------------------


                                                                            1,120,-
1.00%                                              --    57,897   646,355       376   367,009
                                                                            8,561,-   5,812,-
1.05%                                              --        --    67,341       804       299
                                                                  2,880,-   3,164,-   1,694,-
1.10%                                              --   706,924       183       092       734
                                                                            1,770,-   4,534,-
1.15%                                              --   120,985   459,668       982       564
                                                                            6,765,-   3,391,-
1.20%                                              --        --   339,603       718       145
1.25%                                              --        --        --        --        --
                                                                  1,202,-   4,332,-   3,199,-
1.25%                                              --   274,758       946       199       083
                                                                  1,143,-   2,210,-   3,198,-
1.30%                                              --        --       398       140       338
                                                                  2,008,-   6,084,-   6,947,-
1.35%                                              --   510,196       312       723       904
1.40%                                              --        --        --        --   522,120(7)

                                              1,945,-   2,335,-   3,923,-   8,732,-
1.40%                                             780       436       070       570   209,695(8)
                                                                            8,025,-   6,769,-
1.45%                                              --        --   401,378       294       194
                                                                  1,591,-   7,846,-   5,091,-
1.50%                                              --   786,695       764       794       795
                                                                  3,192,-   3,371,-   1,839,-
1.55%                                              --        --       565       000       755
                                                        1,533,-   4,257,-   1,278,-   3,425,-
1.60%                                              --       598       763       947       372
                                                                  1,470,-   4,426,-   4,986,-
1.65%                                              --        --       094       692       168
                                                                  2,192,-   33,989-   27,624-
1.70%                                              --    54,078       489      ,773      ,061
                                                                  1,656,-   17,563-   13,287-
1.75%                                              --        --       235      ,349      ,739
                                                                                      1,422,-
1.80%                                              --        --   173,967   638,427       805
                                                                                      1,032,-
1.85%                                              --        --    90,747   547,270       896
                                                                  1,771,-   27,708-   25,297-
1.90%                                              --        --       333      ,940      ,287
                                                                            10,809-   9,881,-
1.95%                                              --        --   436,916      ,064       349
2.00%                                              --        --    46,468   368,471   461,114
                                                                            1,724,-   1,651,-
2.05%                                              --        --   183,090       315       506
                                                                            5,166,-   3,647,-
2.10%                                              --        --   743,629       866       562
                                                                            2,450,-   2,631,-
2.15%                                              --        --   752,262       716       625
2.20%                                              --        --     7,496    39,841   181,088
---------------------------------------------------------------------------------------------
                                              1,945,-   6,380,-   31,639-   168,69-   144,10-
Total                                             780       567      ,072     8,363     8,207
---------------------------------------------------------------------------------------------




 366    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                        RVS VP
                                                        GLOBAL
                                              RVS VP    INFLA-              RVS VP
                                               EMER      TION     RVS VP   HI YIELD   RVS VP
PRICE LEVEL                                    MKTS    PROT SEC     GRO      BOND     INC OPP
                                             ------------------------------------------------


1.00%                                              --        --    32,727        --        --
                                              1,590,-   6,089,-                       2,213,-
1.05%                                             435       452        --   761,413       760
1.10%                                              --        --    46,277        --        --
                                              1,357,-   1,312,-
1.15%                                             753       204        --   930,133   504,136
                                              1,111,-   4,155,-                       1,571,-
1.20%                                             814       727    14,011   630,473       872
1.25%                                              --        --        --        --        --
                                                        2,829,-             1,320,-   1,094,-
1.25%                                         427,832       114     3,339       329       048
                                              1,190,-
1.30%                                             137   786,841     8,371   614,252   349,211
                                              2,202,-   2,955,-             1,113,-
1.35%                                             011       730    20,397       437   956,482
1.40%                                              --        --        --        --        --
                                              1,522,-   4,355,-             4,474,-
1.40%                                             340       174   410,599       825   781,631
                                              1,921,-   4,338,-             1,056,-   1,896,-
1.45%                                             867       454     3,617       151       229
                                              1,814,-   3,020,-             1,610,-
1.50%                                             924       824    96,870       795   986,682
                                                        1,532,-
1.55%                                         815,956       873    25,695   455,772   549,023
                                              1,101,-   1,611,-             3,558,-
1.60%                                             525       675   384,092       629    65,599
                                              1,796,-   3,003,-             2,394,-
1.65%                                             942       904     4,922       374   801,738
                                              9,009,-   26,598-             8,934,-   8,354,-
1.70%                                             641      ,870        --       956       706
                                              4,283,-   10,881-             1,837,-   4,449,-
1.75%                                             733      ,152        --       193       315
1.80%                                         557,839   962,189        --   973,801   149,567
                                                        1,411,-             1,551,-
1.85%                                         594,036       327        --       109   102,610
                                              7,742,-   19,913-             5,751,-   6,779,-
1.90%                                             139      ,895    38,339       445       601
                                              2,992,-   6,418,-             1,254,-   2,750,-
1.95%                                             621       194        --       220       257
2.00%                                         171,415   429,923        --   389,086    83,546
                                                        1,279,-
2.05%                                         487,980       910        --   540,344   374,787
                                              1,207,-   3,284,-             1,061,-   1,167,-
2.10%                                             695       143        --       533       981
                                                        1,456,-
2.15%                                         811,193       297        --   397,404   594,644
2.20%                                          46,336    29,477        --    55,454    13,522
---------------------------------------------------------------------------------------------
                                              44,758-   108,65-   1,089,-   41,667-   36,590-
Total                                            ,164     7,349       256      ,128      ,947
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    367

                                                        RVS VP    RVS VP    RVS VP
                                              RVS VP    LG CAP    LG CAP    MID CAP   RVS VP
PRICE LEVEL                                  INTL OPP     EQ        VAL       GRO     S&P 500
                                             ------------------------------------------------


1.00%                                              --   377,445        --       544   811,064
1.05%                                              --        --        --        --     1,876
                                                        2,344,-                       4,947,-
1.10%                                              --       414        --    42,641       722
                                                        2,749,-
1.15%                                              --       142     4,470   233,995   342,686
                                                        2,747,-
1.20%                                              --       665        --        --   248,341


1.25%                                              --        --        --        --   397,891(5)
                                                        4,700,-
1.25%                                           5,359       901        --     1,459   539,458(6)
                                                        2,597,-                       1,450,-
1.30%                                         335,365       744     9,460   143,170       360
                                                        6,859,-                       5,375,-
1.35%                                              --       871    13,495   381,818       983
1.40%                                              --        --        --        --        --
                                              1,048,-   5,898,-             2,222,-
1.40%                                             053       284        --       109   219,427
                                                        5,151,-
1.45%                                              --       842     9,060    31,935   256,010
                                                        9,362,-
1.50%                                              --       364    18,230   280,452    12,495
                                                        2,461,-
1.55%                                              --       145    15,315   158,882   658,356
                                                        4,631,-
1.60%                                              --       359        --   281,166   183,778
                                                        4,539,-
1.65%                                           7,191       026        --   119,603    81,732
                                                        15,806-
1.70%                                          19,549      ,527     2,860   707,565   226,614
                                                        4,232,-
1.75%                                              --       667        --    93,581   714,357
1.80%                                              --   681,079        --   136,166     6,732
                                                        1,182,-
1.85%                                              --       614        --   157,847    38,165
                                                        11,734-             1,022,-
1.90%                                           1,625      ,173    23,463       545   141,653
                                                        3,764,-
1.95%                                           4,444       703     9,809        --    15,545
2.00%                                              --   344,705        --    50,800     7,422
2.05%                                              --   678,481     7,766    94,192    13,032
                                                        1,949,-
2.10%                                              --       947        --   147,900    62,879
                                                        1,089,-
2.15%                                              --       617        --     2,119        --
2.20%                                              --    14,184        --       514        --
---------------------------------------------------------------------------------------------
                                              1,421,-   95,899-             6,311,-   19,753-
Total                                             586      ,899   113,928       003      ,578
---------------------------------------------------------------------------------------------




 368    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                                     ROYCE
                                                                                                    MICRO-
                                              RVS VP    RVS VP                                       CAP,
                                              SELECT     SHORT        RVS VP           RVS VP       INVEST
PRICE LEVEL                                     VAL    DURATION     SM CAP ADV       SM CAP VAL       CL
                                             --------------------------------------------------------------


1.00%                                             --    861,252        22,474            77,703          --
1.05%                                             --    238,961            --                --          --
                                                        4,370,-
1.10%                                             --        425       309,712           529,630          --
1.15%                                            763    572,775        18,564         2,697,939          --
                                                        1,294,-
1.20%                                             --        110       139,100           192,169          --


1.25%                                             --    522,091(9)         --                --          --


1.25%                                             --    559,155(10)   338,031           446,308          --
                                                        2,162,-
1.30%                                             --        462            --         1,453,758          --
                                                        4,039,-
1.35%                                             --        767       227,686         3,795,763          --
1.40%                                             --    470,808(7)     83,421(7)             --          --


1.40%                                             --    280,576(8)    289,721(8)      2,128,990     398,008
                                                        2,022,-
1.45%                                             --        973       537,030         2,460,600          --
                                                        3,279,-
1.50%                                             --        869       679,080         2,525,842     295,024
                                                        1,369,-
1.55%                                         14,852        806            --           943,984          --
1.60%                                             --    687,575       416,461         1,525,014     968,000
                                                        1,686,-
1.65%                                             --        297        42,907         2,782,675          --
                                                        5,083,-
1.70%                                          8,174        641       433,932        10,097,355          --
                                                        1,568,-
1.75%                                             --        329            --         4,843,386          --
1.80%                                             --    519,072            --           763,281          --
1.85%                                             --    640,682            --           647,768          --
                                                        3,802,-
1.90%                                             --        124            --        11,120,844          --
1.95%                                             --    747,570            --         4,319,058          --
2.00%                                             --    130,774            --           275,502          --
2.05%                                             --    525,118            --           714,013          --
2.10%                                          3,495    794,249            --         1,607,883          --
2.15%                                             --    175,743            --         1,253,073          --
2.20%                                             --      8,573            --            72,471          --
-----------------------------------------------------------------------------------------------------------
                                                        42,414-                                     1,661,-
Total                                         27,284       ,777     3,538,119        57,275,009         032
-----------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    369

                                               ROYCE                                  STI CVT
                                              SM-CAP,                       STI CVT   LG CAP
                                              INVEST    STI CVT   STI CVT   INVEST   RELATIVE
PRICE LEVEL                                     CL     CAP APPR   INTL EQ   GR BOND     VAL
                                             ------------------------------------------------


1.00%                                              --     4,694     5,332     7,067    35,954
1.05%                                              --        --   278,327        --   707,674
1.10%                                              --    10,523     7,162    34,112    46,233
1.15%                                              --   856,081    48,863        --   165,391
1.20%                                              --        --   108,497        --   335,622
1.25%                                              --        --        --        --        --
1.25%                                              --    16,348    80,338     6,341   190,385
1.30%                                              --   729,762    41,778   142,783   117,133
1.35%                                              --   840,895    53,622     6,537   192,738
1.40%                                              --        --        --        --        --
1.40%                                         450,217    22,762    49,481    49,112   187,720
1.45%                                              --     1,063        --        --    67,460
1.50%                                         150,204   996,741    39,830    24,676   212,073
1.55%                                              --   370,486    30,676    75,590   182,761
1.60%                                         588,442     4,070     2,032    85,604    31,333
1.65%                                              --    84,066    11,830   107,883    12,186
1.70%                                              --   241,968    38,449        --   127,251
1.75%                                              --    26,526     1,270    12,247     9,702
1.80%                                              --        --        --        --        --
1.85%                                              --    19,325        --    14,901        --
1.90%                                              --     9,181     1,580        --     4,438
1.95%                                              --        --        --        --        --
2.00%                                              --        --        --        --        --
2.05%                                              --        --        --        --        --
2.10%                                              --        --        --        --        --
2.15%                                              --        --        --        --        --
2.20%                                              --        --        --        --        --
---------------------------------------------------------------------------------------------
                                              1,188,-   4,234,-                       2,626,-
Total                                             863       491   799,067   566,853       054
---------------------------------------------------------------------------------------------




 370    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     VANK LIT
                                              STI CVT   STI CVT   STI CVT    THIRD     COM-
                                              LG CAP    MID-CAP   SM CAP      AVE     STOCK,
PRICE LEVEL                                   VAL EQ      EQ      VAL EQ      VAL      CL II
                                             ------------------------------------------------


1.00%                                           9,589     9,133    14,756        --   124,870
                                                                                      5,338,-
1.05%                                              --        --   369,140        --       808
                                                                                      1,556,-
1.10%                                           4,995     8,189    18,082        --       911
                                                                                      9,047,-
1.15%                                              --    20,440   539,427        --       945
                                                                                      3,371,-
1.20%                                           4,514       345   153,401        --       608
1.25%                                              --        --        --        --        --
                                                                                      2,019,-
1.25%                                           9,971    18,265    85,080        --       573
                                                                                      5,512,-
1.30%                                          79,914    16,139   322,172        --       603
                                                                                      11,133-
1.35%                                          90,205    20,931   448,787        --      ,240
1.40%                                              --        --        --        --        --
                                                                                      6,247,-
1.40%                                           7,675    13,316    79,765   480,999       585
                                                                                      8,761,-
1.45%                                           5,313        --     9,697        --       900
                                                                                      8,457,-
1.50%                                           8,462        --   681,468   204,702       314
                                                                                      3,854,-
1.55%                                         149,800    16,919   210,291        --       409
                                                                            1,292,-   4,082,-
1.60%                                          28,793        --     7,153       148       010
                                                                                      7,069,-
1.65%                                           8,660    12,901    36,315        --       181
                                                                                      36,888-
1.70%                                              --        --   235,898        --      ,013
                                                                                      19,119-
1.75%                                          19,383        --    22,573        --      ,078
                                                                                      2,067,-
1.80%                                              --        --        --        --       314
                                                                                      1,995,-
1.85%                                           9,276     1,713     8,092        --       377
                                                                                      41,096-
1.90%                                              --        --     5,916        --      ,198
                                                                                      15,482-
1.95%                                              --        --        --        --      ,218
2.00%                                              --        --        --        --   817,308
                                                                                      2,594,-
2.05%                                              --        --        --        --       616
                                                                                      5,950,-
2.10%                                              --        --        --        --       476
                                                                                      4,097,-
2.15%                                              --        --        --        --       693
2.20%                                              --        --        --        --   234,903
---------------------------------------------------------------------------------------------
                                                                  3,248,-   1,977,-   206,92-
Total                                         436,550   138,291       013       849     1,151
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    371

                                                       VANK UIF  VANK UIF
                                             VANK LIT    U.S.      U.S.
                                               GRO &     REAL      REAL     WANGER    WANGER
                                               INC,      EST,      EST,     INTL SM   U.S. SM
PRICE LEVEL                                    CL II     CL I      CL II      CAP       CO
                                             ------------------------------------------------


1.00%                                         329,370    38,915        --        --        --
                                                                            2,126,-
1.05%                                              --        --    46,133       697   305,886
1.10%                                         956,883   209,879        --        --        --
                                                                            1,394,-   1,823,-
1.15%                                              --        --   132,044       583       540
                                                                            1,448,-
1.20%                                         325,925    60,446    30,778       236   175,360
1.25%                                              --        --        --        --        --
                                                                            1,003,-
1.25%                                          48,619     2,459    29,383       541   110,344
                                                                            1,050,-   1,267,-
1.30%                                         155,491    97,655   117,946       595       928
                                                                            2,026,-   2,393,-
1.35%                                         526,751   126,328   187,072       699       092
1.40%                                              --        --        --        --        --
                                                                                      1,384,-
1.40%                                         454,126   141,031     9,028   742,003       127
                                                                            2,562,-   1,544,-
1.45%                                         175,935   108,677   150,174       095       788
                                                                            2,570,-   1,470,-
1.50%                                         208,953    48,710   212,379       065       684
1.55%                                         226,384    44,960    89,025   600,752   726,515
                                                                            1,113,-   2,124,-
1.60%                                          10,667    32,563       677       170       412
                                                                            1,574,-   1,906,-
1.65%                                         189,706    85,125    76,228       282       714
                                                                            8,405,-   7,562,-
1.70%                                         224,764    46,719   509,921       647       978
                                                                            5,689,-   3,433,-
1.75%                                          22,379    15,632   254,127       417       769
1.80%                                           8,529        --    38,122   202,124   631,353
1.85%                                          50,887     6,026    15,748   183,918   614,822
                                                                            6,792,-   6,970,-
1.90%                                              --        --   572,777       870       107
                                                                            4,321,-   2,648,-
1.95%                                              --        --   214,292       029       195
2.00%                                              --        --     5,900   117,417   174,110
2.05%                                              --        --    58,198   295,239   445,848
                                                                            1,154,-   1,011,-
2.10%                                              --        --   104,361       024       498
                                                                            1,140,-
2.15%                                              --        --    71,481       029   777,455
2.20%                                              --        --     2,545    60,874    55,830
---------------------------------------------------------------------------------------------
                                              3,915,-   1,065,-   2,928,-   46,575-   39,559-
Total                                             369       125       339      ,306      ,355
---------------------------------------------------------------------------------------------




 372    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              WF ADV    WF ADV              WF ADV    WF ADV
                                                VT        VT      WF ADV      VT        VT
                                               ASSET    C&B LG      VT       INTL      LG CO
PRICE LEVEL                                    ALLOC    CAP VAL   EQ INC     CORE      CORE
                                             ------------------------------------------------


1.00%                                              --        --        --        --        --
1.05%                                              --        --        --        --        --
1.10%                                              --        --        --        --        --
1.15%                                           3,542        --   190,373        --     3,111
                                              3,544,-             1,386,-
1.20%                                             146   560,709       886   329,828   304,945
1.25%                                              --        --        --        --        --
                                              5,760,-   1,208,-   2,619,-
1.25%                                             259       820       450   804,033   804,873
1.30%                                              --        --    98,075        --        --
1.35%                                              --        --    67,991        --        --
1.40%                                              --        --        --        --        --
                                              1,764,-             1,969,-
1.40%                                             937   171,032       542   240,145   250,240
                                              5,604,-             1,972,-
1.45%                                             153   637,911       988   665,333   338,583
                                              5,991,-   1,139,-   2,527,-
1.50%                                             943       652       106   795,219   720,977
1.55%                                              --        --    26,878    19,269    19,497
                                                                  1,432,-
1.60%                                         119,348        --       411        --        --
1.65%                                         459,812   270,572   531,642    80,112   151,198
                                              2,517,-             1,983,-
1.70%                                             316   474,062       204   496,939   120,897
1.75%                                              --        --   249,738        --        --
1.80%                                              --    19,410   409,139     4,063    12,111
1.85%                                          15,195        --   653,314    20,631    10,855
                                                                  1,229,-
1.90%                                              --    22,130       064       844        --
1.95%                                              --        --        --        --        --
2.00%                                              --     6,180   128,556        --        --
2.05%                                           2,657        --   166,022       367        --
2.10%                                              --        --   230,535        --        --
2.15%                                              --        --     2,853        --        --
2.20%                                              --        --        --        --        --
---------------------------------------------------------------------------------------------
                                              25,783-   4,510,-   17,875-   3,456,-   2,737,-
Total                                            ,308       478      ,767       783       287
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    373

                                                                                    WF ADV
                                                      WF ADV    WF ADV    WF ADV      VT
                                                        VT        VT        VT       TOTAL
                                                       LG CO     MONEY    SM CAP    RETURN
PRICE LEVEL                                             GRO       MKT       GRO      BOND
                                                     --------------------------------------


1.00%                                                      --        --        --        --
                                                                                    1,094,-
1.05%                                                      --     1,111        --       224
1.10%                                                      --        --        --        --
1.15%                                                 950,667     5,828        --   667,848
                                                      5,784,-             1,741,-   1,376,-
1.20%                                                     570   965,871       492       689
1.25%                                                      --        --        --        --
                                                      8,899,-   1,993,-   2,831,-   2,452,-
1.25%                                                     503       935       820       848
1.30%                                                 418,717     8,129        --   398,824
1.35%                                                 482,226    10,893        --   913,191
1.40%                                                      --        --        --        --
                                                      8,063,-             1,281,-   5,543,-
1.40%                                                     818   479,810       423       258
                                                      8,352,-   1,929,-   2,638,-   1,048,-
1.45%                                                     927       751       947       475
                                                      8,246,-   2,138,-   2,796,-   2,038,-
1.50%                                                     148       077       070       510
1.55%                                                 148,457     4,674     5,028   638,993
                                                      3,057,-                       4,298,-
1.60%                                                     347    84,822        --       789
                                                      4,843,-                       3,108,-
1.65%                                                     373   585,525   340,549       206
                                                      11,870-   1,195,-   1,085,-   11,634-
1.70%                                                    ,724       654       691      ,469
1.75%                                                 409,296     7,164        --   528,912
                                                      1,018,-                       1,855,-
1.80%                                                     452    50,014     5,087       763
                                                      1,230,-                       3,395,-
1.85%                                                     892   180,568        --       157
                                                      4,838,-                       8,453,-
1.90%                                                     757   153,784       817       663
1.95%                                                      --        --        --        --
2.00%                                                 207,923    60,936        --   817,626
2.05%                                                 602,207    30,196        --   955,859
                                                                                    1,245,-
2.10%                                                 623,810   107,256        --       274
2.15%                                                   9,591     2,134        --    28,380
2.20%                                                      --        --        --        --
-------------------------------------------------------------------------------------------
                                                      70,059-   9,996,-   12,726-   52,494-
Total                                                    ,405       132      ,924      ,958
-------------------------------------------------------------------------------------------




 374    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The following is a summary of net assets at Dec. 31, 2006:


                                              AIM VI    AIM VI    AIM VI
                                               BASIC      CAP       CAP     AIM VI    AIM VI
                                               VAL,      APPR,     APPR,   CAP DEV,  CAP DEV,
PRICE LEVEL                                   SER II     SER I    SER II     SER I    SER II
                                             ------------------------------------------------


                                             $1,042,-
1.00%                                             101  $236,427  $ 15,580  $     --  $ 83,702
1.05%                                              80        --   487,683        --       101
                                              5,064,-   1,514,-
1.10%                                             075       820   146,239        --   775,399
                                              1,090,-
1.15%                                             316   166,725    60,400        --       103
                                              1,135,-   1,143,-
1.20%                                             098       860   325,979        --    54,264
1.25%                                              --        --        --        --        --
                                              1,001,-   3,071,-
1.25%                                             523       211   250,728        --   101,035
                                              2,047,-
1.30%                                             110        --    50,955        --   210,777
                                              6,291,-   2,578,-
1.35%                                             671       672   447,758        --   495,499
1.40%                                              --        --        --        --        --
                                              1,223,-   2,012,-   2,304,-
1.40%                                             240       586       067   603,086   178,191
                                              2,280,-   1,472,-
1.45%                                             104       529    48,044        --   156,938
                                              2,449,-   1,858,-
1.50%                                             211       896   392,755    72,477    21,286
                                              1,928,-
1.55%                                             338        --   289,670        --   165,929
                                                        1,950,-   1,414,-   1,397,-
1.60%                                         174,373       865       303       281   204,775
                                              2,317,-
1.65%                                             056   151,891   779,593        --    74,728
                                              4,356,-             4,043,-
1.70%                                             824   265,444       640        --   256,158
                                              2,980,-
1.75%                                             406        --    57,207        --    25,109
1.80%                                          80,715        92   523,413        --    72,022
1.85%                                         275,892        --   638,449        --    60,640
                                              5,239,-             2,365,-
1.90%                                             331        --       562        --    25,144
                                              2,924,-
1.95%                                             864        --        --        --       100
2.00%                                          90,166        --   138,173        --       100
2.05%                                         184,099        --   289,600        --       100
2.10%                                         908,442        --   148,205        --       100
2.15%                                         822,275        --        88        --       100
2.20%                                           5,859        --        88        --       100
---------------------------------------------------------------------------------------------
                                             $45,913-  $16,424-  $15,218-  $2,072,-  $2,962,-
Total                                            ,169      ,018      ,179       844       400
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    375

                                                                  AIM VI     AIM VI    AB VPS
                                              AIM VI    AIM VI     INTL     MID CAP      BAL
                                             CORE EQ,  CORE EQ,    GRO,     CORE EQ,   SHARES,
PRICE LEVEL                                    SER I    SER II     SER I     SER II     CL B
                                             -------------------------------------------------


1.00%                                        $275,484  $ 26,219  $     --  $      --  $112,402
1.05%                                              --        --        --         78       108
                                              2,001,-
1.10%                                             150   123,025        --         --   676,573
1.15%                                         275,212        --        --    325,355    21,768
                                              3,171,-
1.20%                                             303     8,855        --         78    71,746
1.25%                                              --        --        --         --        --
                                              5,982,-
1.25%                                             282    13,144        --         78   119,226
1.30%                                              --    10,939        --    272,665    61,335
                                              3,327,-
1.35%                                             094    58,858        --    633,251   462,935
1.40%                                              --        --        --         --        --
                                              10,583-             2,576,-
1.40%                                            ,876     6,481       727         78    81,148
                                              3,563,-
1.45%                                             372    18,096        --    401,332    83,149
                                              3,295,-
1.50%                                             354    11,674        --    563,619    18,801
1.55%                                              --       107        --    209,713   176,600
                                              2,952,-
1.60%                                             600       107        --         78    15,527
1.65%                                         327,716    30,084        --    418,662    23,757
                                                                            1,128,9-
1.70%                                         620,611       107        --         42        89
1.75%                                              --    26,837        --    838,122   277,876
1.80%                                          13,338       106        --     16,756        89
1.85%                                              --       106        --     43,010    61,620
                                                                            1,483,6-
1.90%                                              --        --        --         15        89
1.95%                                              --        --        --    820,771     6,832
2.00%                                              --        --        --     25,172        88
2.05%                                              --        --        --     50,464     1,665
2.10%                                              --        --        --    287,047        88
2.15%                                              --        --        --    250,782        88
2.20%                                              --        --        --      1,565        88
----------------------------------------------------------------------------------------------
                                             $36,389-            $2,576,-  $7,771,2-  $2,273,-
Total                                            ,392  $334,745       727         33       687
----------------------------------------------------------------------------------------------




 376    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                      AB VPS
                                              AB VPS    AB VPS    AB VPS    AB VPS     U.S.
                                              GLOBAL     GRO &     INTL     LG CAP    GOVT/HI
                                               TECH,     INC,      VAL,      GRO,       GR,
PRICE LEVEL                                    CL B      CL B      CL B      CL B      CL B
                                             ------------------------------------------------


                                                       $1,902,-
1.00%                                        $231,903       291  $     --  $613,403  $     --
                                                                  2,502,-
1.05%                                              --     3,226       697        --        --
                                                        10,055-             2,407,-
1.10%                                         891,401      ,022        --       811        --
                                                                  5,089,-
1.15%                                              --     8,711       304        --        --
                                                                  1,664,-
1.20%                                          39,310   244,824       473   134,612        --
1.25%                                              --        --        --        --        --
                                                        4,399,-   1,155,-
1.25%                                         390,019       909       300   951,706        --
                                                                  3,686,-
1.30%                                         163,294   401,038       939   139,524        --
                                              1,266,-   13,094-   6,952,-   3,956,-
1.35%                                             165      ,127       791       227        --
1.40%                                              --        --        --        --        --
                                                                  5,558,-   1,395,-   1,388,-
1.40%                                         668,653   692,384       693       497       647
                                                                  4,959,-
1.45%                                         127,531   346,115       088   110,932        --
                                                                  5,671,-             1,014,-
1.50%                                         339,892   364,264       375   375,240       694
                                                                  2,463,-
1.55%                                         348,155   919,128       609   398,270        --
                                              1,240,-             3,951,-   2,196,-   1,122,-
1.60%                                             502   365,076       198       098       246
                                                                  5,518,-
1.65%                                         176,470   907,654       203   250,200        --
                                                                  27,978-
1.70%                                          24,369   267,508      ,018    10,487        --
                                                                  11,263-
1.75%                                           6,469   126,558      ,311    12,850        --
                                                                  2,355,-
1.80%                                              72   116,961       302       109        --
                                                                  2,049,-
1.85%                                         126,021    52,088       460    27,537        --
                                                                  23,654-
1.90%                                              --   215,831      ,555        --        --
                                                                  7,927,-
1.95%                                              --     9,704       255        --        --
2.00%                                              --     1,168   539,887        --        --
                                                                  1,562,-
2.05%                                              --   121,647       494        --        --
                                                                  3,361,-
2.10%                                              --     1,756       818        --        --
                                                                  2,178,-
2.15%                                              --        94       527        --        --
2.20%                                              --        94   119,844        --        --
---------------------------------------------------------------------------------------------
                                             $6,040,-  $34,617-  $132,16-  $12,980-  $3,525,-
Total                                             226      ,178     4,141      ,503       587
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    377

                                                         AC VP
                                               AC VP    INFLA-
                                               INC &     TION      AC VP     AC VP     AC VP
                                               GRO,      PROT,     INTL,    ULTRA,     VAL,
PRICE LEVEL                                    CL I      CL II     CL II     CL II     CL I
                                             ------------------------------------------------


1.00%                                        $     --  $     --   $    --  $     --  $     --
                                                                            4,075,-
1.05%                                              --     2,036        81       216        --
1.10%                                              --        --        --        --        --
                                                        7,281,-             3,340,-
1.15%                                              --       478        75       580        --
                                                                            2,800,-
1.20%                                              --     2,034        81       832        --
1.25%                                              --        --        --        --        --
                                                                            2,025,-
1.25%                                              --     2,034        81       752        --
                                                        5,356,-             2,471,-
1.30%                                              --       608        75       212        --
                                                        9,416,-             5,035,-
1.35%                                              --       138        75       230        --
1.40%                                              --        --        --        --        --
                                              1,500,-   3,788,-             1,422,-   1,739,-
1.40%                                             643       075        81       851       118
                                                        4,306,-             7,717,-
1.45%                                              --       204    30,330       932        --
                                                        7,922,-             3,734,-
1.50%                                              --       326        75       232        --
                                                        3,408,-             1,522,-
1.55%                                              --       456        75       369        --
                                                        3,084,-
1.60%                                              --       901        81   171,239        --
                                                        5,772,-             4,452,-
1.65%                                              --       652        74       268        --
                                                        26,710-             24,085-
1.70%                                              --      ,433     7,538      ,281        --
                                                        10,661-             16,350-
1.75%                                              --      ,917        74      ,777        --
                                                        2,013,-
1.80%                                              --       231        74   574,966        --
                                                        2,332,-
1.85%                                              --       733        74   532,886        --
                                                        25,637-             19,239-
1.90%                                              --      ,529        74      ,447        --
                                                        8,651,-             11,729-
1.95%                                              --       587        74      ,252        --
2.00%                                              --   663,309        74   342,174        --
                                                        1,947,-
2.05%                                              --       628    19,681   797,777        --
                                                        3,958,-             3,078,-
2.10%                                              --       069        74       662        --
                                                        2,573,-             3,074,-
2.15%                                              --       297        74       778        --
2.20%                                              --   232,107        74   148,514        --
---------------------------------------------------------------------------------------------
                                             $1,500,-  $135,72-            $118,72-  $1,739,-
Total                                             643     4,782   $59,069     4,227       118
---------------------------------------------------------------------------------------------




 378    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                         BARON      COL       COL       COL
                                               AC VP      CAP      ASSET    FEDERAL     HI
                                               VAL,     ASSET,    ALLOC,     SEC,     YIELD,
PRICE LEVEL                                    CL II      INS     VS CL A   VS CL A   VS CL A
                                             ------------------------------------------------


1.00%                                        $     --  $     --  $     --  $     --  $     --
1.05%                                              84        --        --        --        --
1.10%                                              --        --        --        --        --
1.15%                                           2,579        --   106,888   305,580   113,620
1.20%                                              84        --        --        --        --
1.25%                                              --        --        --        --        --
                                                                            1,445,-
1.25%                                              84        --   709,721       009   576,967
1.30%                                           1,532        --        --        --        --
1.35%                                           9,164        --        --        --        --
1.40%                                              --        --        --        --        --
1.40%                                          16,747   738,484        --        --        --
1.45%                                              66        --        --        --        --
1.50%                                          39,404   665,654        --        --        --
1.55%                                              65        --        --        --        --
                                                        1,343,-
1.60%                                         114,266       062        --        --        --
1.65%                                              65        --        --        --        --
1.70%                                         114,495        --        --        --        --
1.75%                                           5,439        --        --        --        --
1.80%                                          74,691        --        --        --        --
1.85%                                              65        --        --        --        --
1.90%                                          37,126        --        --        --        --
1.95%                                          22,690        --        --        --        --
2.00%                                              65        --        --        --        --
2.05%                                              65        --        --        --        --
2.10%                                              65        --        --        --        --
2.15%                                              64        --        --        --        --
2.20%                                              64        --        --        --        --
---------------------------------------------------------------------------------------------
                                                       $2,747,-            $1,750,-
Total                                        $438,969       200  $816,609       589  $690,587
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    379

                                                COL       COL       COL       COL
                                                HI      LG CAP    SM CAP     SM CO      CS
                                              YIELD,     GRO,      VAL,      GRO,     MID-CAP
PRICE LEVEL                                   VS CL B   VS CL A   VS CL B   VS CL A    CORE
                                             ------------------------------------------------


1.00%                                        $     --  $     --  $     --  $     --  $     --
                                              1,630,-
1.05%                                             828        --     5,011        --        --
1.10%                                              --        --        --        --        --
                                              1,668,-
1.15%                                             788   722,012       149    78,025        --
                                              1,153,-
1.20%                                             846        --       104        --        --
1.25%                                              --        --        --        --        --
1.25%                                         704,245   375,992       104   166,611        --
                                              1,074,-
1.30%                                             816        --       149        --        --
                                              2,575,-
1.35%                                             386        --    16,974        --        --
1.40%                                              --        --        --        --        --
1.40%                                         587,735        --       104        --    58,782
                                              2,360,-
1.45%                                             758        --     6,483        --        --
                                              2,352,-
1.50%                                             841        --    16,436        --    30,169
1.55%                                         941,336        --       147        --        --
1.60%                                          42,831        --       103        --   257,543
                                              1,570,-
1.65%                                             831        --     7,015        --        --
                                              10,590-
1.70%                                            ,619        --    31,991        --        --
                                              6,534,-
1.75%                                             672        --     6,527        --        --
1.80%                                         335,627        --       146        --        --
1.85%                                         186,057        --       146        --        --
                                              9,134,-
1.90%                                             221        --       146        --        --
                                              4,862,-
1.95%                                             436        --   125,679        --        --
2.00%                                         106,548        --       141        --        --
2.05%                                         562,642        --       141        --        --
                                              1,910,-
2.10%                                             585        --     6,072        --        --
                                              1,325,-
2.15%                                             651        --       140        --        --
2.20%                                          74,860        --       140        --        --
---------------------------------------------------------------------------------------------
                                             $52,288-  $1,098,-
Total                                            ,159       004  $224,048  $244,636  $346,494
---------------------------------------------------------------------------------------------




 380    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              DREY IP   DREY IP  DREY SOC            DREY VIF
                                              MIDCAP     TECH      RESP    DREY VIF    DISC
                                              STOCK,     GRO,      GRO,      APPR,    STOCK,
PRICE LEVEL                                    SERV      SERV      INIT      SERV      INIT
                                             ------------------------------------------------


1.00%                                         $    --  $     --  $     --  $     --  $     --
1.05%                                              74   927,625        --       168        --
1.10%                                              --        --        --        --        --
                                                        1,277,-
1.15%                                             129       811        --    16,554        --
1.20%                                              74   662,499   332,885       168        --
1.25%                                              --        --        --        --        --
1.25%                                              74   477,846   431,659       168        --
1.30%                                             904   927,943        --   251,532        --
                                                        1,835,-
1.35%                                          20,347       539        --    17,518        --
1.40%                                              --        --        --        --        --
                                                        1,333,-
1.40%                                              74       132   309,063    70,555   260,313
                                                        1,798,-
1.45%                                          19,072       659   463,553    17,030        --
                                                        1,475,-
1.50%                                          28,432       112   248,991    25,771        --
1.55%                                             128   689,484        --       119        --
1.60%                                              73   929,314       107   188,481        --
                                                        1,537,-
1.65%                                             127       155    36,370       119        --
                                                        7,618,-
1.70%                                          28,201       766   214,480     1,893        --
                                                        3,897,-
1.75%                                             127       689        --     9,219        --
1.80%                                             127   455,615       106    64,989        --
1.85%                                             127   421,268        --       118        --
                                                        6,722,-
1.90%                                             127       424        --    79,747        --
                                                        2,743,-
1.95%                                             126       091        --       118        --
2.00%                                             126   140,620        --       118        --
2.05%                                             126   381,632        --    79,955        --
2.10%                                             126   933,255        --     1,411        --
2.15%                                             126   715,599        --       117        --
2.20%                                             126    31,984        --       117        --
---------------------------------------------------------------------------------------------
                                                       $37,934-  $2,037,-
Total                                         $98,973      ,062       214  $825,985  $260,313
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    381

                                                                                       EG VA
                                             DREY VIF  DREY VIF              EG VA    FUNDA-
                                               INTL      SM CO     EG VA     CORE     MENTAL
                                               VAL,     STOCK,     BAL,      BOND,    LG CAP,
PRICE LEVEL                                    SERV      INIT      CL 2      CL 2      CL 1
                                             ------------------------------------------------


                                                                           $1,107,-
1.00%                                        $     --   $    --  $ 80,380       900  $ 97,242
1.05%                                              80        --        --        --        --
                                                                            3,699,-
1.10%                                              --        --   338,796       968   798,296
                                                                            2,095,-
1.15%                                             151        --        --       188        --
1.20%                                              80        --   128,184   822,757        --
1.25%                                              --        --        --        --        --
                                                                            1,020,-
1.25%                                              80        --   118,464       290   251,941
                                                                            3,570,-
1.30%                                           2,678        --   270,016       678        --
                                                                            7,606,-
1.35%                                          26,413        --   223,040       180   768,347
1.40%                                              --        --        --        --        --
                                                                            2,781,-
1.40%                                              80    22,968   153,272       978        --
                                                                            1,148,-
1.45%                                           5,567        --    11,684       831        --
                                                                            3,851,-
1.50%                                          28,583        --   182,624       989        --
                                                                            2,941,-
1.55%                                             150        --   237,667       351        --
1.60%                                              80        --     9,434   331,279        --
                                                                            1,346,-
1.65%                                          11,228        --   325,734       787        --
                                                                            8,072,-
1.70%                                         130,605        --   121,232       192        --
1.75%                                             148        --   189,068   449,177        --
1.80%                                             148        --        71    92,914        --
1.85%                                             148        --    34,228   392,856        --
                                                                            7,643,-
1.90%                                          36,401        --        --       742        --
1.95%                                          40,572        --        --        --        --
2.00%                                             147        --        --    36,276        --
                                                                            1,023,-
2.05%                                          32,112        --        --       018        --
2.10%                                             146        --        --   808,324        --
2.15%                                           4,309        --        --        53        --
2.20%                                             146        --        --    11,164        --
---------------------------------------------------------------------------------------------
                                                                 $2,423,-  $50,854-  $1,915,-
Total                                        $320,052   $22,968       894      ,892       826
---------------------------------------------------------------------------------------------




 382    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               EG VA
                                              FUNDA-
                                              MENTAL     EG VA     EG VA     EG VA     EG VA
                                              LG CAP,    GRO,     HI INC,  INTL EQ,  INTL EQ,
PRICE LEVEL                                    CL 2      CL 2      CL 2      CL 1      CL 2
                                             ------------------------------------------------


1.00%                                        $930,802  $188,191  $413,328  $310,983  $647,048
1.05%                                              --        --        --        --        --
                                              4,512,-   1,805,-   1,916,-   1,642,-   4,038,-
1.10%                                             414       574       797       602       719
                                                                  1,421,-             1,183,-
1.15%                                         286,207   631,991       235        --       953
                                              1,590,-                                 1,693,-
1.20%                                             120   466,669   304,548        --       424
1.25%                                              --        --        --        --        --
1.25%                                         746,218   216,411   499,503   421,291   671,197
                                              1,538,-             1,577,-             2,017,-
1.30%                                             675   801,733       615        --       871
                                              4,668,-   2,076,-   4,114,-   1,751,-   5,675,-
1.35%                                             881       884       986       319       892
1.40%                                              --        --        --        --        --
                                              1,366,-                                 1,395,-
1.40%                                             296   430,566   976,179        --       442
                                              1,266,-                                 1,395,-
1.45%                                             391   454,485   609,576        --       945
                                              1,038,-   1,037,-   2,157,-             1,966,-
1.50%                                             280       924       162        --       708
                                              1,404,-             2,233,-             1,624,-
1.55%                                             115   973,179       142        --       036
1.60%                                         193,386    26,426   227,893        --   320,153
1.65%                                         996,605   210,263   640,626        --   835,440
                                              1,353,-   2,102,-   5,257,-             3,869,-
1.70%                                             448       983       098        --       824
1.75%                                         289,122   147,429   117,210        --   480,349
1.80%                                          28,004    17,620    68,466        --    59,599
1.85%                                         211,288   135,517   228,675        --   168,142
                                              1,013,-   2,121,-   4,806,-             3,810,-
1.90%                                             022       604       361        --       489
1.95%                                              --        --        --        --        --
2.00%                                          16,250     8,933    22,896        --    13,725
2.05%                                          65,025   144,355   525,554        --   276,228
2.10%                                         119,014   206,686   486,416        --   413,803
2.15%                                              64        63        56        --        78
2.20%                                           4,695     1,204     6,196        --     3,534
---------------------------------------------------------------------------------------------
                                             $23,638-  $14,206-  $28,611-  $4,126,-  $32,561-
Total                                            ,322      ,690      ,518       195      ,599
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    383

                                                                   EG VA     EG VA     EG VA
                                               EG VA     EG VA    SPECIAL   SPECIAL   STRATE-
                                              OMEGA,    OMEGA,     VAL,      VAL,    GIC INC,
PRICE LEVEL                                    CL 1      CL 2      CL 1      CL 2      CL 1
                                             ------------------------------------------------


                                                                           $1,272,-
1.00%                                        $207,589  $699,796  $865,896       009  $415,048
1.05%                                              --        --        --        --        --
                                              1,377,-   3,160,-   4,665,-   4,394,-   2,955,-
1.10%                                             505       233       784       481       200
                                                        1,854,-
1.15%                                              --       513        --    49,509        --
                                                        1,214,-             1,052,-
1.20%                                              --       526        --       540        --
1.25%                                              --        --        --        --        --
                                                                  2,020,-
1.25%                                         385,407   671,162       128   798,607   773,446
                                                        2,073,-             1,591,-
1.30%                                              --       275        --       959        --
                                              1,912,-   5,304,-   5,740,-   3,442,-   3,345,-
1.35%                                             090       001       078       687       512
1.40%                                              --        --        --        --        --
                                                                            2,486,-
1.40%                                              --   790,719        --       467        --
                                                        1,004,-             1,068,-
1.45%                                              --       810        --       468        --
                                                        2,741,-             1,305,-
1.50%                                              --       497        --       441        --
                                                        2,090,-             1,232,-
1.55%                                              --       161        --       517        --
1.60%                                              --   105,250        --   197,566        --
                                                                            1,120,-
1.65%                                              --   442,730        --       933        --
                                                        5,366,-
1.70%                                              --       869        --   929,546        --
1.75%                                              --   328,126        --   212,430        --
1.80%                                              --    46,307        --    82,712        --
1.85%                                              --   219,916        --   246,436        --
                                                        6,080,-
1.90%                                              --       719        --   589,568        --
1.95%                                              --        --        --        --        --
2.00%                                              --    30,860        --        74        --
2.05%                                              --   350,933        --   260,780        --
2.10%                                              --   638,379        --    35,577        --
2.15%                                              --        55        --        73        --
2.20%                                              --     6,350        --        73        --
---------------------------------------------------------------------------------------------
                                             $3,882,-  $35,221-  $13,291-  $22,370-  $7,489,-
Total                                             591      ,187      ,886      ,453       206
---------------------------------------------------------------------------------------------




 384    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                      FID VIP
                                               EG VA              FID VIP   FID VIP   CONTRA-
                                              STRATE-   FID VIP    BAL,     CONTRA-    FUND,
                                             GIC INC,    BAL,     SERV CL    FUND,    SERV CL
PRICE LEVEL                                    CL 2     SERV CL      2      SERV CL      2
                                             ------------------------------------------------


                                                                           $1,339,-  $3,236,-
1.00%                                        $638,300  $     --  $     --       900       708
                                                                                      10,051-
1.05%                                              --        --        --        --      ,751
                                              2,741,-                       8,141,-   14,431-
1.10%                                             272        --        --       609      ,337
                                              2,354,-                                 12,028-
1.15%                                             967    54,591        --        --      ,106
                                                                                      10,997-
1.20%                                         853,145        --        --        --      ,020
1.25%                                              --        --        --        --        --
                                                                            2,484,-   7,704,-
1.25%                                         560,069   527,522        --       233       518
                                              3,210,-                                 13,361-
1.30%                                             787        --        --        --      ,661
                                              5,648,-                       8,975,-   26,474-
1.35%                                             246        --        --       184      ,642
1.40%                                              --        --        --        --        --
                                              3,244,-                                 17,813-
1.40%                                             372        --   101,367        --      ,672
                                                                                      18,342-
1.45%                                         770,938        --        --        --      ,868
                                              5,477,-                                 15,202-
1.50%                                             558        --    89,526        --      ,841
                                              2,898,-                                 9,918,-
1.55%                                             274        --        --        --       878
                                                                                      9,560,-
1.60%                                         158,201        --    10,712        --       678
                                              1,589,-                                 19,159-
1.65%                                             149        --        --        --      ,739
                                              7,995,-                                 78,286-
1.70%                                             484        --    99,757        --      ,073
                                                                                      34,447-
1.75%                                         452,477        --        --        --      ,079
                                                                                      4,351,-
1.80%                                          77,964        --        72        --       488
                                                                                      5,067,-
1.85%                                         294,961        --        --        --       148
                                              7,946,-                                 63,623-
1.90%                                             147        --        --        --      ,091
                                                                                      22,918-
1.95%                                              --        --        --        --      ,469
                                                                                      1,329,-
2.00%                                          47,034        --        --        --       362
                                                                                      4,302,-
2.05%                                         863,516        --        --        --       500
                                                                                      9,474,-
2.10%                                         819,416        --        --        --       426
                                                                                      5,972,-
2.15%                                              55        --        --        --       187
2.20%                                          12,101        --        --        --   407,050
---------------------------------------------------------------------------------------------
                                             $48,654-                      $20,940-  $418,46-
Total                                            ,433  $582,113  $301,434      ,926     3,292
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    385

                                              FID VIP             FID VIP
                                                DYN     FID VIP    GRO &              FID VIP
                                               APPR,     GRO &     INC,     FID VIP    GRO,
                                              SERV CL    INC,     SERV CL    GRO,     SERV CL
PRICE LEVEL                                      2      SERV CL      2      SERV CL      2
                                             ------------------------------------------------


1.00%                                        $     --  $     --  $     --  $     --  $143,882
1.05%                                              --        --        --        --     4,831
                                                                                      1,256,-
1.10%                                              --        --        --        --       121
1.15%                                              --   272,747        --    83,380       116
1.20%                                         274,973        --        --        --   195,271
1.25%                                              --        --        --        --        --
                                              1,032,-
1.25%                                             595   431,746        --   121,230   656,976
1.30%                                              --        --        --        --   262,468
1.35%                                              --        --        --        --   707,435
1.40%                                              --        --        --        --        --
                                                        1,497,-
1.40%                                         136,197       196   367,737        --   861,393
1.45%                                         479,025        --        --        --   421,848
                                                        1,092,-
1.50%                                         337,474       618   204,832        --   435,455
1.55%                                              --        --        --        --   302,673
                                                        3,934,-
1.60%                                              69       525        75        --    67,057
1.65%                                             728        --        --        --   191,603
1.70%                                         125,542        --   423,742        --   382,832
1.75%                                              --        --        --        --   135,312
1.80%                                              69        --        75        --       104
1.85%                                              --        --        --        --    18,927
1.90%                                              --        --        --        --    16,351
1.95%                                              --        --        --        --    12,093
2.00%                                              --        --        --        --       113
2.05%                                              --        --        --        --     9,063
2.10%                                              --        --        --        --    14,671
2.15%                                              --        --        --        --       713
2.20%                                              --        --        --        --       113
---------------------------------------------------------------------------------------------
                                             $2,386,-  $7,228,-                      $6,097,-
Total                                             672       832  $996,461  $204,610       421
---------------------------------------------------------------------------------------------




 386    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                  FID VIP
                                                        FID VIP   INVEST              FID VIP
                                              FID VIP   HI INC,     GR,     FID VIP  MID CAP,
                                              HI INC,   SERV CL   SERV CL  MID CAP,   SERV CL
PRICE LEVEL                                   SERV CL      2         2      SERV CL      2
                                             ------------------------------------------------


                                                                           $1,496,-  $1,567,-
1.00%                                        $241,108  $     --  $     --       153       327
                                                                                      1,850,-
1.05%                                              --        --   893,660        --       570
                                              1,309,-                       8,256,-   8,773,-
1.10%                                             215        --        --       513       179
                                                                  3,458,-             1,896,-
1.15%                                              --        --       825   645,671       444
                                                                                      5,104,-
1.20%                                              --   203,218   532,445        --       336
1.25%                                              --        --        --        --        --
                                                                            4,936,-   7,384,-
1.25%                                         659,783   785,939   233,180       023       527
                                                                  2,403,-             3,566,-
1.30%                                              --        --       595        --       110
                                              1,939,-             4,957,-   9,503,-   9,002,-
1.35%                                             260        --       210       864       737
1.40%                                              --        --        --        --        --
                                                                            4,226,-   6,208,-
1.40%                                              --   304,278   156,098       419       121
                                                                  3,848,-             6,271,-
1.45%                                              --   378,793       577        --       608
                                                                  4,193,-   1,367,-   5,082,-
1.50%                                              --   575,176       288       422       120
                                                                  1,223,-             3,583,-
1.55%                                              --        --       570        --       375
                                                                            7,360,-   1,922,-
1.60%                                              --        60    20,410       848       534
                                                                  2,615,-             3,987,-
1.65%                                              --    29,780       501        --       831
                                                                  13,711-             15,166-
1.70%                                              --   213,196      ,919        --      ,500
                                                                  9,170,-             6,047,-
1.75%                                              --        --       851        --       514
1.80%                                              --    15,938   612,996        --   708,446
                                                                                      1,053,-
1.85%                                              --        --   297,574        --       796
                                                                  11,004-             10,317-
1.90%                                              --        --      ,005        --      ,486
                                                                  7,544,-             4,012,-
1.95%                                              --        --       296        --       448
2.00%                                              --        --   127,851        --   195,488
2.05%                                              --        --   435,198        --   773,150
                                                                  2,203,-             1,581,-
2.10%                                              --        --       613        --       667
                                                                  2,284,-
2.15%                                              --        --       304        --   969,995
2.20%                                              --        --   224,422        --    60,363
---------------------------------------------------------------------------------------------
                                             $4,149,-  $2,506,-  $72,153-  $37,792-  $107,08-
Total                                             366       378      ,388      ,913     7,672
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    387

                                                                            FTVIPT
                                                        FID VIP              FRANK    FTVIPT
                                              FID VIP    OVER-    FTVIPT    GLOBAL     FRANK
                                               OVER-     SEAS,     FRANK     REAL     RISING
                                               SEAS,    SERV CL  INC SEC,    EST,      DIVD,
PRICE LEVEL                                   SERV CL      2       CL 2      CL 2      CL 2
                                             ------------------------------------------------


1.00%                                        $     --  $260,946  $     --  $285,470  $     --
1.05%                                              --   457,172     6,979     1,346     1,630
1.10%                                              --   490,686        --   723,079        --
                                                        1,451,-
1.15%                                              --       906   483,131    15,433    32,319
                                                                  2,797,-   1,309,-
1.20%                                              --   510,809       182       736       108
1.25%                                              --        --        --        --        --
                                                                  4,464,-   2,897,-
1.25%                                              --   440,322       455       450     5,791
                                                        1,356,-   1,111,-
1.30%                                              --       549       723   229,220    33,854
                                                        2,936,-
1.35%                                              --       749   880,465   657,611    36,775
1.40%                                              --        --        --        --        --
                                                        2,425,-   2,627,-   2,195,-
1.40%                                         622,848       104       535       157     6,411
                                                        1,376,-   5,552,-   1,354,-
1.45%                                              --       294       943       128    26,927
                                                        2,281,-   6,928,-   1,748,-
1.50%                                         238,170       975       773       747    97,359
                                                        1,452,-
1.55%                                              --       471   231,850   112,364       131
                                              1,117,-   2,142,-             2,940,-
1.60%                                             931       827    66,565       199       108
                                                        2,027,-
1.65%                                              --       473   648,873   412,938    20,397
                                                        7,203,-   4,426,-   1,513,-
1.70%                                              --       531       095       703    80,523
                                                        2,545,-   1,450,-
1.75%                                              --       473       454    44,904   286,056
1.80%                                              --   834,786   545,636   109,371       130
1.85%                                              --   971,738   523,516   240,356       130
                                                        7,814,-   1,790,-
1.90%                                              --       157       482   477,591    86,269
                                                        1,896,-
1.95%                                              --       353   826,983        --   153,183
2.00%                                              --   221,301    43,151    74,725       129
2.05%                                              --   509,828   353,088    35,122    30,122
                                                        1,256,-
2.10%                                              --       006   336,227   101,884    35,510
2.15%                                              --   499,039   127,622     5,872    58,903
2.20%                                              --     7,672        65       136       129
---------------------------------------------------------------------------------------------
                                             $1,978,-  $43,371-  $36,223-  $17,486-
Total                                             949      ,167      ,793      ,542  $992,894
---------------------------------------------------------------------------------------------




 388    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              FTVIPT    FTVIPT    FTVIPT    FTVIPT
                                               FRANK     FRANK    MUTUAL   TEMP DEV   FTVIPT
                                              SM CAP    SM MID    SHARES     MKTS    TEMP FOR
                                               VAL,    CAP GRO,   SEC, CL   SEC, CL   SEC, CL
PRICE LEVEL                                    CL 2      CL 2        2         2         2
                                             ------------------------------------------------


                                                                 $6,164,-            $1,576,-
1.00%                                        $500,070  $782,066       563  $ 52,902       303
                                                                  2,528,-
1.05%                                              --     1,601       611        --        --
                                              2,398,-   4,375,-   26,807-             7,698,-
1.10%                                             960       089      ,981   637,129       504
                                                                  1,341,-
1.15%                                              96   499,271       032        --   149,123
                                                        1,622,-   8,306,-             1,273,-
1.20%                                         778,694       540       664        --       249


1.25%                                              --        --   707,475(1)     --   531,982(3)


                                              1,839,-   5,067,-
1.25%                                             562       932   226,662(2)291,453   565,321(4)
                                                                  8,091,-             1,107,-
1.30%                                         857,785   303,087       947        --       034
                                              1,490,-   4,572,-   26,277-   1,014,-   7,531,-
1.35%                                             747       185      ,459       087       725
1.40%                                              --        --        --        --        --
                                              1,462,-   1,203,-   20,421-             2,594,-
1.40%                                             611       789      ,507        --       467
                                                        2,131,-   8,988,-             1,071,-
1.45%                                         868,199       725       961        --       228
                                              1,020,-   1,339,-   17,208-             1,126,-
1.50%                                             404       091      ,654        --       070
                                                                  8,266,-             1,116,-
1.55%                                         854,980   507,615       150        --       961
                                                                  4,351,-             1,494,-
1.60%                                         118,856   149,600       608        --       616
                                                                  10,451-             1,028,-
1.65%                                         688,468   518,494      ,663        --       252
                                                                  16,070-
1.70%                                         511,132   925,547      ,940        --   617,300
                                                                  8,603,-
1.75%                                         138,155   169,203       506        --   215,101
1.80%                                          37,759        77   230,293        --        94
                                                                  1,066,-
1.85%                                         191,812       113       679        --   371,919
                                                                  9,075,-
1.90%                                              --   115,638       267        --        --
                                                                  4,053,-
1.95%                                              --    13,314       570        --        --
2.00%                                              --        91    89,266        --        --
2.05%                                              --        90   445,920        --        --
                                                                  1,533,-
2.10%                                              --        90       951        --        --
2.15%                                              --        97   979,414        --        --
2.20%                                              --        90    21,633        --        --
---------------------------------------------------------------------------------------------
                                             $13,758-  $24,298-  $207,31-  $1,995,-  $33,069-
Total                                            ,290      ,435     1,376       571      ,249
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    389

                                              FTVIPT                        GS VIT
                                               TEMP     FTVIPT              STRATE-   GS VIT
                                              GLOBAL   TEMP GRO   GS VIT      GIC     MID CAP
                                              INC, CL   SEC, CL  CAP GRO,  INTL EQ,    VAL,
PRICE LEVEL                                      2         2       INST      INST      INST
                                             ------------------------------------------------


1.00%                                        $     --  $     --  $     --  $     --  $     --
                                              3,964,-                                 3,392,-
1.05%                                             919     1,634        --        --       867
1.10%                                              --        --        --        --        --
                                              3,683,-                                 4,024,-
1.15%                                             713   176,370        --        --       402
                                              2,732,-                                 4,833,-
1.20%                                             393   320,402        --        --       210
1.25%                                              --        --        --        --        --
                                              1,894,-                                 5,568,-
1.25%                                             551    22,785        --        --       854
                                              2,621,-                                 3,037,-
1.30%                                             133   568,636        --        --       809
                                              5,699,-                                 6,089,-
1.35%                                             193   298,851        --        --       451
1.40%                                              --        --        --        --        --
                                              4,386,-                                 5,557,-
1.40%                                             601     6,637   321,277   181,930       465
                                              4,491,-                                 8,014,-
1.45%                                             199    27,603        --        --       666
                                              5,112,-                                 7,823,-
1.50%                                             742   395,399    48,797    99,078       550
                                              2,387,-                                 2,156,-
1.55%                                             727    33,915        --        --       395
                                              2,327,-                                 2,999,-
1.60%                                             811        83   662,849   503,757       445
                                              4,254,-                                 4,645,-
1.65%                                             820   222,039        --        --       823
                                              28,286-                                 27,045-
1.70%                                            ,362   540,152        --        --      ,317
                                              11,218-                                 11,497-
1.75%                                            ,119   698,524        --        --      ,436
                                              1,628,-                                 1,401,-
1.80%                                             603    29,787        --        --       748
                                              1,792,-                                 1,475,-
1.85%                                             045    12,916        --        --       844
                                              22,916-                                 21,869-
1.90%                                            ,103   159,374        --        --      ,924
                                              7,478,-                                 7,805,-
1.95%                                             441   471,861        --        --       840
2.00%                                         544,239       144        --        --   434,200
                                              1,624,-                                 1,328,-
2.05%                                             361    59,179        --        --       787
                                              3,749,-                                 3,076,-
2.10%                                             918    62,415        --        --       178
                                              1,907,-                                 2,028,-
2.15%                                             561    42,514        --        --       734
2.20%                                          94,067       143        --        --    97,228
---------------------------------------------------------------------------------------------
                                             $124,79-  $4,151,-  $1,032,-            $136,20-
Total                                           6,621       363       923  $784,765     5,173
---------------------------------------------------------------------------------------------




 390    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                   JANUS     JANUS     JANUS
                                              GS VIT     JANUS     ASPEN     ASPEN     ASPEN
                                              STRUCTD    ASPEN    GLOBAL     INTL     LG CAP
                                               U.S.      BAL,      TECH,     GRO,      GRO,
PRICE LEVEL                                  EQ, INST    INST      SERV      SERV      SERV
                                             ------------------------------------------------


1.00%                                        $     --  $     --  $     --  $     --  $     --
1.05%                                              --        --        --        --        --
1.10%                                              --        --        --        --        --
1.15%                                              --        --    22,476        --    81,221
                                              1,580,-
1.20%                                             027        --        --        --        --
1.25%                                              --        --        --        --        --
                                              2,612,-
1.25%                                             890        --    34,911        --   352,427
1.30%                                              --        --        --        --        --
1.35%                                              --        --        --        --        --
1.40%                                              --        --        --        --        --
                                              1,684,-   7,460,-             1,396,-
1.40%                                             247       553   270,079       460   996,947
                                              1,516,-
1.45%                                             142        --        --        --        --
                                              1,862,-
1.50%                                             390        --    37,030   495,087   534,519
1.55%                                              --        --        --        --        --
                                                                            3,220,-   2,027,-
1.60%                                         928,377        --   264,385       313       639
1.65%                                         123,778        --        --        --        --
1.70%                                         645,868        --        --        --        --
1.75%                                              --        --        --        --        --
1.80%                                              94        --        --        --        --
1.85%                                              --        --        --        --        --
1.90%                                              --        --        --        --        --
1.95%                                              --        --        --        --        --
2.00%                                              --        --        --        --        --
2.05%                                              --        --        --        --        --
2.10%                                              --        --        --        --        --
2.15%                                              --        --        --        --        --
2.20%                                              --        --        --        --        --
---------------------------------------------------------------------------------------------
                                             $10,953-  $7,460,-            $5,111,-  $3,992,-
Total                                            ,813       553  $628,881       860       753
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    391

                                                                            LAZARD
                                               JANUS     JANUS              RETIRE
                                               ASPEN     ASPEN      JPM      U.S.     LAZARD
                                              MID CAP    WORLD    U.S. LG   STRATE-   RETIRE
                                               GRO,      GRO,       CAP      GIC,    INTL EQ,
PRICE LEVEL                                    SERV      INST     CORE EQ    SERV      SERV
                                             ------------------------------------------------


1.00%                                        $     --  $     --  $     --  $     --  $     --
1.05%                                              --        --        --        --        --
1.10%                                              --        --        --        --        --
1.15%                                         188,301        --        --        --        --
1.20%                                              --        --        --        --        --
1.25%                                              --        --        --        --        --
1.25%                                         125,620        --        --        --        --
1.30%                                              --        --        --        --        --
1.35%                                              --        --        --        --        --
1.40%                                              --        --        --        --        --
                                                        2,903,-
1.40%                                         685,549       352   714,500   115,623   176,203
1.45%                                              --        --        --        --        --
1.50%                                         115,809        --   127,294    67,882    87,413
1.55%                                              --        --        --        --        --
1.60%                                         981,935        --   702,144   283,609   452,581
1.65%                                              --        --        --        --        --
1.70%                                              --        --        --        --        --
1.75%                                              --        --        --        --        --
1.80%                                              --        --        --        --        --
1.85%                                              --        --        --        --        --
1.90%                                              --        --        --        --        --
1.95%                                              --        --        --        --        --
2.00%                                              --        --        --        --        --
2.05%                                              --        --        --        --        --
2.10%                                              --        --        --        --        --
2.15%                                              --        --        --        --        --
2.20%                                              --        --        --        --        --
---------------------------------------------------------------------------------------------
                                             $2,097,-  $2,903,-  $1,543,-
Total                                             214       352       938  $467,114  $716,197
---------------------------------------------------------------------------------------------




 392    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                MFS       MFS       MFS
                                              INV GRO     INV       INV       MFS       MFS
                                              STOCK,    TRUST,    TRUST,   NEW DIS,  NEW DIS,
PRICE LEVEL                                   SERV CL   INIT CL   SERV CL   INIT CL   SERV CL
                                             ------------------------------------------------


1.00%                                        $303,412  $     --  $     --  $     --  $468,885
1.05%                                              78        --        --        --     5,003
                                              1,704,-                                 1,598,-
1.10%                                             743        --        --        --       527
1.15%                                          21,891     1,765   161,418    27,256    39,070
1.20%                                          75,952   955,719        --        --   152,038
1.25%                                              --        --        --        --        --
                                                        1,452,-
1.25%                                         784,897       533   466,925    31,197   617,228
1.30%                                          63,747        --        --        --    78,447
                                              1,537,-                                 1,316,-
1.35%                                             158        --        --        --       935
1.40%                                              --        --        --        --        --
                                                                            1,372,-
1.40%                                         122,401   669,295   245,552       231   204,348
                                                        1,189,-
1.45%                                          64,979       645        --        --   132,568
                                                        1,217,-
1.50%                                          54,473       873    72,428   120,599    41,464
1.55%                                         308,682        --        --        --   124,986
                                                                            1,661,-
1.60%                                              58        80    11,663       242    14,809
1.65%                                          55,684    44,004        --        --   176,241
1.70%                                          13,135   405,654   103,166        --   178,164
1.75%                                          22,234        --        --        --    70,264
1.80%                                           7,606        80        79        --        75
1.85%                                           3,381        --        --        --    38,653
1.90%                                          16,728        --        --        --    11,435
1.95%                                           7,150        --        --        --     3,947
2.00%                                              58        --        --        --        61
2.05%                                          14,961        --        --        --    36,440
2.10%                                          12,629        --        --        --        61
2.15%                                              58        --        --        --        61
2.20%                                              58        --        --        --        61
---------------------------------------------------------------------------------------------
                                             $5,196,-  $5,936,-  $1,061,-  $3,212,-  $5,309,-
Total                                             153       648       231       525       771
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    393

                                                MFS       MFS       MFS       MFS       MFS
                                             RESEARC-    TOTAL     TOTAL    UTILI-    UTILI-
                                                H,      RETURN,   RETURN,    TIES,     TIES,
PRICE LEVEL                                   INIT CL   INIT CL   SERV CL   INIT CL   SERV CL
                                             ------------------------------------------------


                                                                 $4,757,-
1.00%                                        $     --  $     --       189  $     --  $280,001
1.05%                                              --        --       108        --     2,455
                                                                  20,443-             1,354,-
1.10%                                              --        --      ,448        --       056
1.15%                                              --    71,599   749,347    59,579   245,237
                                                                  2,403,-   1,580,-
1.20%                                              --        --       391       452   168,292
1.25%                                              --        --        --        --        --
                                                                  8,342,-   2,057,-
1.25%                                              --   176,237       016       296   444,561
                                                                  4,047,-
1.30%                                              --        --       731        --   171,479
                                                                  23,778-
1.35%                                              --        --      ,526        --   364,132
1.40%                                              --        --        --        --        --
                                                                  4,146,-   3,247,-
1.40%                                         909,473        --       784       622   349,018
                                                                  2,376,-   2,203,-
1.45%                                              --        --       708       900   147,791
                                                                  2,366,-   2,213,-
1.50%                                         134,148        --       290       531   117,150
                                                                  5,138,-
1.55%                                              --        --       353        --   249,524
                                              1,574,-             1,686,-   1,921,-
1.60%                                             044        --       187       128   155,502
                                                                  4,629,-
1.65%                                              --        --       815   234,287   358,887
                                                                  1,395,-
1.70%                                              --        --       615   818,655   179,997
1.75%                                              --        --   939,047        --    43,258
1.80%                                              --        --    41,296       117       116
1.85%                                              --        --   744,778        --   218,138
1.90%                                              --        --   127,118        --    57,464
1.95%                                              --        --   166,506        --       139
2.00%                                              --        --        91        --       139
2.05%                                              --        --    23,366        --    87,576
2.10%                                              --        --    36,079        --    51,866
2.15%                                              --        --        91        --     8,437
2.20%                                              --        --        90        --       138
---------------------------------------------------------------------------------------------
                                             $2,617,-            $88,339-  $14,336-  $5,055,-
Total                                             665  $247,836      ,970      ,567       353
---------------------------------------------------------------------------------------------




 394    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                       OPPEN
                                                                             OPPEN   CAP APPR
                                               OPCAP     OPCAP     OPCAP   CAP APPR     VA,
PRICE LEVEL                                     EQ      MANAGED   SM CAP      VA       SERV
                                             ------------------------------------------------


1.00%                                        $     --  $     --  $     --  $     --  $401,461
1.05%                                              --        --        --        --    11,880
                                                                                      2,813,-
1.10%                                              --        --        --        --       718
                                                                                      3,107,-
1.15%                                              --        --        --        --       635
1.20%                                              --        --        --        --   335,698
1.25%                                              --        --        --        --        --
1.25%                                              --        --        --        --   584,655
                                                                                      3,281,-
1.30%                                              --        --        --        --       472
                                                                                      6,215,-
1.35%                                              --        --        --        --       668
1.40%                                              --        --        --        --        --
                                              1,096,-   3,589,-   2,385,-   3,440,-
1.40%                                             033       456       103       779   458,554
                                                                                      3,373,-
1.45%                                              --        --        --        --       661
                                                                                      3,499,-
1.50%                                              --        --        --        --       639
                                                                                      2,231,-
1.55%                                              --        --        --        --       920
1.60%                                              --        --        --        --   468,511
                                                                                      2,588,-
1.65%                                              --        --        --        --       430
                                                                                      12,097-
1.70%                                              --        --        --        --      ,824
                                                                                      6,224,-
1.75%                                              --        --        --        --       688
1.80%                                              --        --        --        --   336,221
1.85%                                              --        --        --        --   467,102
                                                                                      11,713-
1.90%                                              --        --        --        --      ,642
                                                                                      5,468,-
1.95%                                              --        --        --        --       070
2.00%                                              --        --        --        --   174,892
2.05%                                              --        --        --        --   622,235
                                                                                      1,590,-
2.10%                                              --        --        --        --       498
                                                                                      1,570,-
2.15%                                              --        --        --        --       597
2.20%                                              --        --        --        --    99,296
---------------------------------------------------------------------------------------------
                                             $1,096,-  $3,589,-  $2,385,-  $3,440,-  $69,737-
Total                                             033       456       103       779      ,967
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    395

                                               OPPEN     OPPEN               OPPEN
                                              GLOBAL    GLOBAL     OPPEN    HI INC     OPPEN
                                                SEC     SEC VA,   HI INC      VA,     MAIN ST
PRICE LEVEL                                     VA       SERV       VA       SERV       VA
                                             ------------------------------------------------


1.00%                                        $     --  $630,222  $     --  $556,334  $     --
1.05%                                              --     1,707        --        --        --
                                                        2,169,-             1,447,-
1.10%                                              --       423        --       463        --
1.15%                                              --    25,651        --        --        --
                                                        1,189,-
1.20%                                              --       414        --   231,180        --
1.25%                                              --        --        --        --        --
                                                        3,442,-
1.25%                                              --       868        --   292,448        --
1.30%                                              --   648,228        --   316,672        --
                                                        1,795,-
1.35%                                              --       716        --   865,683        --
1.40%                                              --        --        --        --        --
                                                        1,560,-   1,770,-
1.40%                                         348,414       981       394   730,018   455,784
                                                        1,604,-
1.45%                                              --       142        --   320,372        --
                                                        2,241,-
1.50%                                              --       344        --    71,289        --
1.55%                                              --   681,950        --   439,011        --
1.60%                                              --   388,776        --     5,044        --
1.65%                                              --   698,965        --   276,602        --
                                                        1,118,-
1.70%                                              --       596        --        --        --
1.75%                                              --   117,266        --    93,617        --
1.80%                                              --   121,430        --        --        --
1.85%                                              --    92,511        --    64,727        --
1.90%                                              --   309,629        --        --        --
1.95%                                              --     5,846        --        --        --
2.00%                                              --    12,095        --        --        --
2.05%                                              --    32,246        --        --        --
2.10%                                              --    32,050        --        --        --
2.15%                                              --       150        --        --        --
2.20%                                              --       149        --        --        --
---------------------------------------------------------------------------------------------
                                                       $18,921-  $1,770,-  $5,710,-
Total                                        $348,414      ,355       394       460  $455,784
---------------------------------------------------------------------------------------------




 396    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               OPPEN               OPPEN
                                              MAIN ST    OPPEN    STRATE-
                                                SM      STRATE-     GIC     PUT VT    PUT VT
                                              CAP VA,     GIC    BOND VA,  DIV INC,  DIV INC,
PRICE LEVEL                                    SERV     BOND VA    SERV      CL IA     CL IB
                                             ------------------------------------------------


                                                                 $2,224,-
1.00%                                        $408,915  $     --       325  $     --  $     --
                                                                  3,238,-
1.05%                                          20,281        --       325        --        --
                                              1,986,-             5,189,-
1.10%                                             393        --       529        --        --
                                                                  4,538,-
1.15%                                          26,663        --       997        --        --
                                                                  3,707,-
1.20%                                         792,849        --       585        --        --
1.25%                                              --        --        --        --        --
                                                                  4,447,-
1.25%                                         638,169        --       280        --        --
                                                                  5,757,-
1.30%                                         753,606        --       502        --        --
                                              1,616,-             10,147-
1.35%                                             220        --      ,261        --        --
1.40%                                              --        --        --        --        --
                                                                  8,792,-   2,704,-   1,979,-
1.40%                                         641,938   414,446       537       338       668
                                                                  7,540,-
1.45%                                         560,727        --       266        --        --
                                                                  6,837,-
1.50%                                         339,631        --       074        --        --
                                                                  6,639,-
1.55%                                         620,705        --       274        --        --
                                                                  3,456,-
1.60%                                         183,980        --       683        --        --
                                                                  9,254,-
1.65%                                         393,515        --       757        --        --
                                                                  28,789-
1.70%                                         323,240        --      ,429        --        --
                                                                  14,545-
1.75%                                         605,532        --      ,169        --        --
                                                                  1,999,-
1.80%                                          63,525        --       657        --        --
                                                                  2,717,-
1.85%                                          61,068        --       108        --        --
                                                                  23,426-
1.90%                                         105,273        --      ,796        --        --
                                                                  10,066-
1.95%                                          33,015        --      ,875        --        --
2.00%                                           2,654        --   709,330        --        --
                                                                  1,571,-
2.05%                                           2,830        --       001        --        --
                                                                  4,117,-
2.10%                                              72        --       352        --        --
                                                                  2,774,-
2.15%                                          19,393        --       324        --        --
2.20%                                              72        --   151,999        --        --
---------------------------------------------------------------------------------------------
                                             $10,200-            $172,64-  $2,704,-  $1,979,-
Total                                            ,266  $414,446     0,435       338       668
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    397

                                                                            PUT VT
                                              PUT VT    PUT VT    PUT VT     HLTH     PUT VT
                                              GLOBAL     GRO &     GRO &     SCI-       HI
                                                EQ,      INC,      INC,     ENCES,    YIELD,
PRICE LEVEL                                    CL IA     CL IA     CL IB     CL IB     CL IA
                                             ------------------------------------------------


1.00%                                        $     --  $     --  $451,949  $ 37,508  $     --
1.05%                                              --        --        --        78        --
                                                                  2,809,-
1.10%                                              --        --       606   536,472        --
1.15%                                              --        --   304,872        58        --
1.20%                                              --        --    50,128   176,794        --
1.25%                                              --        --        --        --        --
                                                                  1,808,-
1.25%                                              --        --       109   286,305        --
1.30%                                              --        --   122,953   114,094        --
                                                                  1,793,-
1.35%                                              --        --       312   175,656        --
1.40%                                              --        --        --        --        --
                                              1,132,-   6,888,-   5,237,-             1,246,-
1.40%                                             585       693       120   228,857       848
1.45%                                              --        --    49,260   317,033        --
1.50%                                              --        --   120,086   298,989        --
1.55%                                              --        --   166,471   187,369        --
1.60%                                              --        --    43,118   101,690        --
1.65%                                              --        --    68,024   152,790        --
1.70%                                              --        --    76,768   186,528        --
1.75%                                              --        --    24,703     5,800        --
1.80%                                              --        --       120     7,278        --
1.85%                                              --        --    12,095   233,851        --
1.90%                                              --        --        --   163,015        --
1.95%                                              --        --        --     1,106        --
2.00%                                              --        --        --    16,157        --
2.05%                                              --        --        --    14,009        --
2.10%                                              --        --        --        57        --
2.15%                                              --        --        --        57        --
2.20%                                              --        --        --        57        --
---------------------------------------------------------------------------------------------
                                             $1,132,-  $6,888,-  $13,138-  $3,241,-  $1,246,-
Total                                             585       693      ,694       608       848
---------------------------------------------------------------------------------------------




 398    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              PUT VT                        PUT VT    PUT VT
                                                HI      PUT VT    PUT VT   INTL GRO  INTL NEW
                                              YIELD,     INC,    INTL EQ,   & INC,     OPP,
PRICE LEVEL                                    CL IB     CL IB     CL IB     CL IB     CL IB
                                             ------------------------------------------------


1.00%                                        $     --  $     --  $685,619   $    --  $235,545
1.05%                                              --        --       109        --        --
                                                                  3,088,-
1.10%                                              --        --       037        --   605,636
1.15%                                              --    20,640   154,302        --        --
                                                                  4,257,-
1.20%                                              --        --       671        --        --
1.25%                                              --        --        --        --        --
                                                                  6,519,-
1.25%                                              --    30,637       636        --   191,707
1.30%                                              --        --   685,579        --        --
                                                                  2,999,-             1,058,-
1.35%                                              --        --       468        --       856
1.40%                                              --        --        --        --        --
                                                                  3,224,-
1.40%                                         970,035    89,366       382    13,002   409,968
                                                                  3,968,-
1.45%                                              --        --       270        --        --
                                                                  2,515,-
1.50%                                              --    29,146       270        --        --
1.55%                                              --        --   928,258        --        --
1.60%                                              --        76   114,562        --        --
1.65%                                              --        --   973,679        --        --
                                                                  1,536,-
1.70%                                              --    94,691       266        --        --
1.75%                                              --        --   145,659        --        --
1.80%                                              --        63    20,559        --        --
1.85%                                              --        --   112,849        --        --
1.90%                                              --        --        81        --        --
1.95%                                              --        --     8,831        --        --
2.00%                                              --        --        80        --        --
2.05%                                              --        --     3,243        --        --
2.10%                                              --        --        80        --        --
2.15%                                              --        --        80        --        --
2.20%                                              --        --        80        --        --
---------------------------------------------------------------------------------------------
                                                                 $31,942-            $2,501,-
Total                                        $970,035  $264,619      ,650   $13,002       712
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    399

                                                        PUT VT    PUT VT
                                              PUT VT   RESEARC-   SM CAP    PUT VT    PUT VT
                                             NEW OPP,     H,       VAL,     VISTA,   VOYAGER,
PRICE LEVEL                                    CL IA     CL IB     CL IB     CL IB     CL IA
                                             ------------------------------------------------


1.00%                                        $     --  $  3,553  $     --  $212,579  $     --
                                                                  1,738,-
1.05%                                              --        --       166        72        --
                                                                            1,267,-
1.10%                                              --   176,679        --       888        --
1.15%                                              --        --   282,202   225,869        --
                                                                  1,189,-   1,596,-
1.20%                                              --    50,149       149       848        --
1.25%                                              --        --        --   432,589(5)     --


1.25%                                              --        75   832,417   008,580(6)     --
1.30%                                              --        75   280,916    42,162        --
                                                                            1,393,-
1.35%                                              --   184,956   860,435       811        --
1.40%                                              --        --        --        --        --
                                              3,458,-             1,368,-
1.40%                                             103     4,902       995   911,141   582,936
                                                                  1,734,-   1,762,-
1.45%                                              --     3,205       040       612        --
                                                                            1,495,-
1.50%                                              --     7,093   835,798       473        --
1.55%                                              --    11,189   363,651    25,084        --
1.60%                                              --        74   558,962        83        --
                                                                  1,097,-
1.65%                                              --        74       199   220,034        --
                                                                  8,541,-
1.70%                                              --        --       444   523,315        --
                                                                  4,283,-
1.75%                                              --        73       658        79        --
1.80%                                              --        --   302,351        82        --
1.85%                                              --        74   376,536     2,794        --
                                                                  6,666,-
1.90%                                              --        --       359    10,742        --
                                                                  2,283,-
1.95%                                              --        --       383        66        --
2.00%                                              --        --   110,305        66        --
2.05%                                              --        --   361,155        66        --
2.10%                                              --        --   939,454     6,019        --
2.15%                                              --        --   540,219        66        --
2.20%                                              --        --    17,364        66        --
---------------------------------------------------------------------------------------------
                                             $3,458,-            $35,564-  $12,138-
Total                                             103  $442,171      ,158      ,186  $582,936
---------------------------------------------------------------------------------------------




 400    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              PUT VT              RVS VP              RVS VP
                                             VOYAGER,   RVS VP     CASH     RVS VP    DIV EQ
PRICE LEVEL                                    CL IB      BAL      MGMT    DIV BOND     INC
                                             ------------------------------------------------


                                                                           $1,304,-
1.00%                                        $     --  $ 65,222  $713,585       346  $626,643
                                                                            8,927,-   6,179,-
1.05%                                              --        --    68,942       724       709
                                                                  3,025,-   3,667,-   2,880,-
1.10%                                              --   792,505       012       626       885
                                                                            2,294,-   7,940,-
1.15%                                              --   143,146   513,482       862       215
                                                                            7,361,-   6,404,-
1.20%                                              --        --   353,452       934       518
1.25%                                              --        --        --        --        --
                                                                  1,336,-   5,574,-   5,561,-
1.25%                                              --   322,665       549       725       578
                                                                  1,177,-   2,438,-   7,176,-
1.30%                                              --        --       714       091       962
                                                                  2,167,-   6,973,-   11,673-
1.35%                                              --   561,772       017       253      ,521
1.40%                                              --        --        --        --   900,624(7)

                                              2,619,-   5,231,-   5,084,-   14,706-
1.40%                                             579       339       148      ,171   706,201(8)
                                                                            8,663,-   12,567-
1.45%                                              --        --   414,433       758      ,802
                                                                  1,747,-   9,788,-   9,497,-
1.50%                                              --   823,000       347       538       972
                                                                  3,257,-   3,682,-   4,088,-
1.55%                                              --        --       796       208       079
                                                        1,666,-   4,529,-   1,586,-   6,264,-
1.60%                                              --       944       513       316       363
                                                                  1,494,-   4,816,-   9,132,-
1.65%                                              --        --       142       652       088
                                                                  2,185,-   37,423-   50,418-
1.70%                                              --    65,035       808      ,871      ,446
                                                                  1,694,-   18,782-   22,126-
1.75%                                              --        --       379      ,302      ,311
                                                                                      2,372,-
1.80%                                              --        76   173,302   681,452       901
                                                                                      2,256,-
1.85%                                              --        --    91,481   588,177       014
                                                                  1,815,-   29,339-   38,195-
1.90%                                              --        --       851      ,377      ,338
                                                                            11,429-   14,899-
1.95%                                              --        --   447,333      ,225      ,047
2.00%                                              --        --    47,506   389,131   694,440
                                                                            1,818,-   2,483,-
2.05%                                              --        --   186,929       477       888
                                                                            5,441,-   5,478,-
2.10%                                              --        --   758,293       646       118
                                                                            2,577,-   3,947,-
2.15%                                              --        --   765,979       824       121
2.20%                                              --        --     8,642    41,855   271,201
---------------------------------------------------------------------------------------------
                                             $2,619,-  $9,671,-  $34,058-  $190,29-  $243,74-
Total                                             579       704      ,635     9,541     3,985
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    401

                                                        RVS VP
                                                        GLOBAL
                                              RVS VP    INFLA-              RVS VP
                                               EMER      TION     RVS VP   HI YIELD   RVS VP
PRICE LEVEL                                    MKTS    PROT SEC     GRO      BOND     INC OPP
                                             ------------------------------------------------


1.00%                                        $     --  $     --  $ 40,580  $     --  $     --
                                              1,799,-   6,267,-                       2,322,-
1.05%                                             713       797        80   806,547       126
1.10%                                              --        --    57,120        --        --
                                              3,410,-   1,349,-             1,266,-
1.15%                                             889       651        63       041   597,437
                                              1,256,-   4,272,-                       1,646,-
1.20%                                             401       943    18,535   828,676       922
1.25%                                              --        --        --        --        --
                                              1,068,-   2,907,-             1,782,-   1,145,-
1.25%                                             084       909     4,153       779       892
                                              2,434,-
1.30%                                             606   808,492    12,876   748,952   417,054
                                              4,498,-   3,036,-             1,356,-   1,140,-
1.35%                                             622       047    24,857       008       816
1.40%                                              --        --        --        --        --
                                              3,105,-   4,472,-             5,812,-
1.40%                                             965       018   225,512       595   817,855
                                              3,916,-   4,453,-             1,338,-   2,255,-
1.45%                                             012       401     4,810       238       968
                                              3,693,-   3,099,-             2,016,-   1,172,-
1.50%                                             555       816    52,837       163       352
                                              1,658,-   1,572,-
1.55%                                             152       426    39,144   552,035   651,527
                                              2,235,-   1,652,-             4,476,-
1.60%                                             436       722   218,108       700    68,548
                                              3,641,-   3,079,-             2,993,-
1.65%                                             945       403     7,467       933   948,985
                                              18,236-   27,258-             11,124-   9,875,-
1.70%                                            ,020      ,228        63      ,459       367
                                              8,658,-   11,147-             2,213,-   5,251,-
1.75%                                             823      ,178        64       412       801
                                              1,125,-   1,016,-             1,284,-
1.80%                                             962       422        63       322   176,326
                                              1,197,-   1,444,-             1,863,-
1.85%                                             560       898        64       882   120,819
                                              15,587-   20,380-             6,902,-   7,972,-
1.90%                                            ,336      ,391    47,623       070       659
                                              6,016,-   6,566,-             1,503,-   3,230,-
1.95%                                             916       337        62       107       147
2.00%                                         344,231   439,701        62   465,637    97,991
                                                        1,308,-
2.05%                                         978,640       592        62   645,772   439,010
                                              2,418,-   3,356,-             1,266,-   1,366,-
2.10%                                             503       581        62       961       408
                                              1,622,-   1,487,-
2.15%                                             248       944        62   473,739   694,802
2.20%                                          92,541    30,110        62    66,007    15,781
---------------------------------------------------------------------------------------------
                                             $88,998-  $111,40-            $51,788-  $42,426-
Total                                            ,160     9,007  $754,391      ,035      ,593
---------------------------------------------------------------------------------------------




 402    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                        RVS VP    RVS VP    RVS VP
                                              RVS VP    LG CAP    LG CAP    MID CAP   RVS VP
PRICE LEVEL                                  INTL OPP     EQ        VAL       GRO     S&P 500
                                             ------------------------------------------------


1.00%                                        $     --  $409,194  $     --  $    785  $813,247
1.05%                                              80       109        83        72     2,119
                                                        2,539,-                       4,953,-
1.10%                                              --       716        --    61,126       530
                                                        3,472,-
1.15%                                              81       511     6,004   269,516   348,166
                                                        2,270,-
1.20%                                              80       225        83        72   336,219


1.25%                                              --        --        --        --   355,062(5)
                                                        3,886,-
1.25%                                           5,704       132        83     2,104   544,829(6)
                                                        3,268,-                       2,397,-
1.30%                                         528,411       722    12,649   208,778       780
                                                        8,619,-                       5,269,-
1.35%                                              80       595    18,024   541,447       568
1.40%                                              --        --        --        --        --
                                              1,852,-   10,980-             3,146,-
1.40%                                             837      ,083        83       560   361,320
                                                        4,184,-
1.45%                                              80       668    12,067    37,483   344,225
                                                        7,578,-
1.50%                                              80       983    24,253   395,112    16,753
                                                        3,076,-                       1,073,-
1.55%                                              80       171    20,350   229,435       767
                                                        3,813,-
1.60%                                              79       440        82   394,426   299,059
                                                        3,637,-
1.65%                                          11,225       222        67   172,041   132,763
                                                        12,578-
1.70%                                          30,479      ,316     3,852   988,292   285,911
                                                        5,262,-
1.75%                                              78       498        67   108,806   950,361
                                                        1,092,-
1.80%                                              79       406        66   189,370     8,472
                                                        1,466,-
1.85%                                              79       409        66   225,274    61,355
                                                        14,530-             1,154,-
1.90%                                           2,598      ,687    30,885       206   177,755
                                                        4,655,-
1.95%                                           6,883       749    12,894        58    19,483
2.00%                                              78   425,750        65    57,200     9,288
2.05%                                              78   836,839    10,181   105,915    16,288
                                                        2,401,-
2.10%                                              78       672        64   166,093    78,492
                                                        1,340,-
2.15%                                              78       023        64     2,434        65
2.20%                                              78    17,426        64       632        64
---------------------------------------------------------------------------------------------
                                             $2,439,-  $102,34-            $8,457,-  $21,855-
Total                                             403     4,546  $152,096       237      ,941
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    403

                                              RVS VP                                                           ROYCE
                                              SELECT        RVS VP           RVS VP           RVS VP         MICRO-CAP,
PRICE LEVEL                                     VAL     SHORT DURATION     SM CAP ADV       SM CAP VAL       INVEST CL
                                             ----------------------------------------------------------------------------


1.00%                                         $    --    $ 1,041,136       $   35,006      $   123,925       $       --
1.05%                                              79        245,387               --               79               --
1.10%                                              --      5,217,180          478,723          840,974               --
1.15%                                           1,021        591,001           31,629        3,870,195               --
1.20%                                              79      1,559,647          185,013          305,051               --
1.25%                                              --      1,827,830(9)            --               --               --
1.25%                                              79      1,865,718(10)      570,806          706,628               --
1.30%                                              64      2,213,411               --        2,994,094               --
1.35%                                              64      4,801,919          346,551        5,957,203               --
1.40%                                              --        558,950(7)       120,479(7)            --               --
1.40%                                              64      2,694,824(8)       380,137(8)     3,347,043        1,274,500
1.45%                                              64      2,374,316          702,280        3,859,488               --
1.50%                                              64      3,898,571          885,021        3,953,153          789,268
1.55%                                          18,421      1,389,180               --        1,925,212               --
1.60%                                              64        805,824          603,273        2,878,409        2,696,381
1.65%                                              63      1,952,494           55,344        4,324,346               --
1.70%                                          10,094      5,864,842          557,861       15,653,862               --
1.75%                                              63      1,589,372               --        7,350,555               --
1.80%                                              63        529,137               83        1,428,130               --
1.85%                                              63        641,426               --        1,305,714               --
1.90%                                              63      3,845,426               --       15,640,760               --
1.95%                                              64        755,108               --        6,066,814               --
2.00%                                              63        131,908               --          386,482               --
2.05%                                              63        529,044               --        1,000,325               --
2.10%                                           4,335        799,117               --        2,249,160               --
2.15%                                              63        176,566               --        1,750,216               --
2.20%                                              63         10,108               --          101,114               --
-------------------------------------------------------------------------------------------------------------------------
Total                                         $35,123    $47,909,442       $4,952,206      $88,018,932       $4,760,149
-------------------------------------------------------------------------------------------------------------------------




 404    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               ROYCE                                  STI CVT
                                              SM-CAP,                       STI CVT   LG CAP
                                              INVEST    STI CVT   STI CVT   INVEST   RELATIVE
PRICE LEVEL                                     CL     CAP APPR   INTL EQ   GR BOND     VAL
                                             ------------------------------------------------


1.00%                                        $     --  $  6,447  $ 12,444  $  7,732  $ 64,956
1.05%                                              --        79   300,170     2,081   766,230
1.10%                                              --    14,393    16,647    37,234    83,300
1.15%                                              --   969,157    78,281     1,081   228,578
1.20%                                              --        69   193,849     1,093   503,020
1.25%                                              --        --        --        --        --
1.25%                                              --    22,231   185,734     6,897   340,756
1.30%                                              --   990,563    96,458   155,216   209,678
                                                        1,139,-
1.35%                                              --       065   123,448     7,043   343,528
1.40%                                              --        --        --        --        --
                                              1,316,-
1.40%                                             429    30,772   113,697    53,147   333,950
1.45%                                              --     1,270        99     1,086   100,315
                                                        1,164,-
1.50%                                         364,874       805    70,498    26,536   314,752
1.55%                                              --   497,971    70,174    80,444   323,946
                                              1,639,-
1.60%                                             655     5,461     4,713    91,748    55,255
1.65%                                              --   112,495    26,918   115,386    21,464
1.70%                                              --   269,805    60,697     1,065   173,303
1.75%                                              --    30,752     2,330    13,065    14,288
1.80%                                              --        --        --        --        --
1.85%                                              --    25,667        79    15,646        68
1.90%                                              --    10,186     2,561     1,060     6,013
1.95%                                              --        --        --        --        --
2.00%                                              --        --        --        --        --
2.05%                                              --        --        --        --        --
2.10%                                              --        --        --        --        --
2.15%                                              --        --        --        --        --
2.20%                                              --        --        --        --        --
---------------------------------------------------------------------------------------------
                                             $3,320,-  $5,291,-  $1,358,-            $3,883,-
Total                                             958       188       797  $617,560       400
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    405

                                                                                     VANK LIT
                                              STI CVT   STI CVT   STI CVT    THIRD     COM-
                                              LG CAP    MID-CAP   SM CAP      AVE     STOCK,
PRICE LEVEL                                   VAL EQ      EQ      VAL EQ      VAL      CL II
                                             ------------------------------------------------


1.00%                                        $ 17,206  $ 17,234  $ 32,506  $     --  $218,467
                                                                                      5,837,-
1.05%                                              82        77   369,442        --       399
                                                                                      2,711,-
1.10%                                           8,959    15,394    39,672        --       888
                                                                                      12,114-
1.15%                                              71    29,437   815,403        --      ,248
                                                                                      4,969,-
1.20%                                           6,774       598   255,194        --       670
1.25%                                              --        --        --        --        --
                                                                                      3,495,-
1.25%                                          17,782    34,118   185,237        --       194
                                                                                      9,845,-
1.30%                                         142,339    30,096   702,343        --       709
                                                                                      19,185-
1.35%                                         159,656    38,965   975,341        --      ,252
1.40%                                              --        --        --        --        --
                                                                            1,310,-   10,743-
1.40%                                          13,669    24,736   173,002       302      ,045
                                                                                      12,813-
1.45%                                           7,909        86    15,998        --      ,854
                                                                  1,122,-             14,479-
1.50%                                          12,577        86       447   554,045      ,928
                                                                                      6,816,-
1.55%                                         265,189    31,240   453,995        --       782
                                                                            3,764,-   6,957,-
1.60%                                          50,470        70    15,366       167       975
                                                                                      12,453-
1.65%                                          15,256    23,734    77,983        --      ,591
                                                                                      62,607-
1.70%                                              69        73   351,125        --      ,916
                                                                                      27,697-
1.75%                                          28,581        85    36,895        --      ,248
                                                                                      3,623,-
1.80%                                              --        --        --        --       179
                                                                                      3,487,-
1.85%                                          16,156     3,144    17,196        --       938
                                                                                      53,934-
1.90%                                              69        73     8,763        --      ,202
                                                                                      20,292-
1.95%                                              --        --        --        --      ,382
                                                                                      1,070,-
2.00%                                              --        --        --        --       060
                                                                                      3,391,-
2.05%                                              --        --        --        --       930
                                                                                      7,767,-
2.10%                                              --        --        --        --       187
                                                                                      5,342,-
2.15%                                              --        --        --        --       031
2.20%                                              --        --        --        --   305,822
---------------------------------------------------------------------------------------------
                                                                 $5,647,-  $5,628,-  $312,16-
Total                                        $762,814  $249,246       908       514     2,897
---------------------------------------------------------------------------------------------




 406    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                       VANK UIF  VANK UIF
                                             VANK LIT    U.S.      U.S.
                                               GRO &     REAL      REAL     WANGER    WANGER
                                               INC,      EST,      EST,     INTL SM   U.S. SM
PRICE LEVEL                                    CL II     CL I      CL II      CAP       CO
                                             ------------------------------------------------


1.00%                                        $564,984  $108,847  $     --  $     --  $     --
                                                                            2,328,-
1.05%                                              --        --    56,840       958   306,668
                                              1,634,-
1.10%                                             273   584,591        --        --        --
                                                                            2,740,-   2,476,-
1.15%                                              --        --   285,948       877       649
                                                                            1,584,-
1.20%                                         493,514   135,699    37,884       261   175,606
1.25%                                              --        --        --        --        --
                                                                            1,097,-
1.25%                                          82,509     6,809    36,149       540   110,455
                                                                            2,056,-   1,714,-
1.30%                                         280,653   294,614   254,194       728       866
                                                                            3,962,-   3,233,-
1.35%                                         889,819   348,354   403,275       108       067
1.40%                                              --        --        --        --        --
                                                                            1,608,-   2,503,-
1.40%                                         765,614   387,713    11,097       266       185
                                                                            4,995,-   2,081,-
1.45%                                         264,208   242,356   322,797       628       236
                                                                            3,647,-   2,632,-
1.50%                                         350,749   133,582   455,741       331       728
                                                                            1,168,-
1.55%                                         404,575   134,356   191,028       411   976,320
                                                                            1,190,-   2,917,-
1.60%                                          17,826    88,762     1,018       371       461
                                                                            3,053,-   2,555,-
1.65%                                         337,718   253,447   162,925       301       589
                                                                  1,089,-   16,279-   10,122-
1.70%                                         370,883   126,866       126      ,669      ,917
                                                                            11,004-   4,590,-
1.75%                                          33,293    34,540   541,926      ,669       702
1.80%                                          14,013       127    81,163   390,224   842,710
1.85%                                          89,890    17,809    33,472   354,554   819,854
                                                                  1,216,-   13,086-   9,280,-
1.90%                                              --        --       364      ,741       946
                                                                            8,313,-   3,520,-
1.95%                                              --        --   454,335       855       372
2.00%                                              --        --    12,495   225,589   231,218
2.05%                                              --        --   123,060   566,432   591,123
                                                                            2,210,-   1,339,-
2.10%                                              --        --   220,556       965       397
                                                                            2,181,-   1,027,-
2.15%                                              --        --   150,843       366       834
2.20%                                              --        --     5,365   116,334    73,738
---------------------------------------------------------------------------------------------
                                             $6,594,-  $2,898,-  $6,147,-  $84,164-  $54,124-
Total                                             521       472       601      ,178      ,641
---------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    407

                                              WF ADV    WF ADV              WF ADV    WF ADV
                                                VT        VT      WF ADV      VT        VT
                                               ASSET    C&B LG      VT       INTL      LG CO
PRICE LEVEL                                    ALLOC    CAP VAL   EQ INC     CORE      CORE
                                             ------------------------------------------------


1.00%                                        $     --  $     --  $     --  $     --  $     --
1.05%                                              82        84        84        80        84
1.10%                                              --        --        --        --        --
1.15%                                           4,481        68   251,859        73     3,720
                                              4,186,-             1,953,-
1.20%                                             976   712,926       091   337,692   224,772
1.25%                                              --        --        --        --        --
                                              6,763,-   1,532,-   3,677,-
1.25%                                             023       056       099   821,084   591,156
1.30%                                              63        68   129,233        73        59
1.35%                                              63        68    89,439        73        59
1.40%                                              --        --        --        --        --
                                              2,037,-             2,729,-
1.40%                                             991   213,952       802   241,937   181,979
                                              6,449,-             2,724,-
1.45%                                             257   795,591       842   670,275   245,505
                                              6,976,-   1,416,-   3,478,-
1.50%                                             547       711       338   798,597   520,632
1.55%                                              62        68    35,179    27,398    22,696
                                                                  1,970,-
1.60%                                         180,922       120       413        72        73
1.65%                                         522,069   332,794   724,925    79,440   108,068
                                              2,847,-             2,692,-
1.70%                                             687   581,426       546   492,773    86,082
1.75%                                              62        68   325,109        72        59
1.80%                                              57    33,623   684,791     7,753    17,502
1.85%                                          18,603        68   848,544    29,097    12,532
                                                                  1,593,-
1.90%                                              62    28,942       588     1,263        58
1.95%                                              --        --        --        --        --
2.00%                                              62     8,059   166,297        71        58
2.05%                                           3,298        68   214,300       586        58
2.10%                                              76        68   297,333        71        58
2.15%                                              62        68     3,742        71        58
2.20%                                              62        68        65        71        58
---------------------------------------------------------------------------------------------
                                             $29,991-  $5,656,-  $24,590-  $3,508,-  $2,015,-
Total                                            ,567       964      ,619       622       326
---------------------------------------------------------------------------------------------




 408    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                    WF ADV
                                                      WF ADV    WF ADV    WF ADV      VT
                                                        VT        VT        VT       TOTAL
                                                       LG CO     MONEY    SM CAP    RETURN
PRICE LEVEL                                             GRO       MKT       GRO      BOND
                                                     --------------------------------------


1.00%                                                $     --  $     --  $     --  $     --
                                                                                    1,138,-
1.05%                                                      77     2,162        77       332
1.10%                                                      --        --        --        --
                                                      1,036,-
1.15%                                                     858     7,134        70   715,270
                                                      4,106,-   1,062,-             1,910,-
1.20%                                                     744       423   890,783       691
1.25%                                                      --        --        --        --
                                                      6,297,-   2,232,-   1,443,-   3,392,-
1.25%                                                     456       508       330       523
1.30%                                                 455,008     8,461        70   425,488
1.35%                                                 523,277    11,323        70   972,893
1.40%                                                      --        --        --        --
                                                      5,647,-                       7,497,-
1.40%                                                     363   515,590   646,632       239
                                                      5,829,-   2,070,-   1,326,-   1,414,-
1.45%                                                     705       815       808       257
                                                      5,736,-   2,276,-   1,401,-   2,731,-
1.50%                                                     717       106       190       068
1.55%                                                 160,249     5,866     6,747   677,179
                                                      4,230,-                       4,589,-
1.60%                                                     222    86,153        71       298
                                                      3,334,-                       4,136,-
1.65%                                                     845   618,856   168,888       491
                                                      8,145,-   1,259,-             15,426-
1.70%                                                     541       165   536,798      ,779
1.75%                                                 439,525     8,397        69   557,486
                                                      1,398,-                       1,966,-
1.80%                                                     283    50,418    10,659       192
                                                      1,318,-                       3,569,-
1.85%                                                     017   185,188        68       310
                                                      5,174,-                       8,874,-
1.90%                                                     121   157,450     1,157       981
1.95%                                                      --        --        --        --
2.00%                                                 221,896    62,241        68   856,135
2.05%                                                 642,086    30,785        68   999,600
                                                                                    1,300,-
2.10%                                                 663,431   109,263        68       447
2.15%                                                  10,187     3,190        68    29,598
2.20%                                                      54     1,016        68     1,548
-------------------------------------------------------------------------------------------
                                                     $55,371-  $10,764-  $6,433,-  $63,182-
Total                                                    ,662      ,510       827      ,805
-------------------------------------------------------------------------------------------


    (1) Applicable to Wells Builder product only.
    (2) Applicable to all products except Wells Builder.
    (3) Applicable to Galaxy and Pinnacle products only.

    (4) Applicable to all products except Galaxy and Pinnacle.
    (5) Applicable to Innovations, Innovations Classic and New Solutions products only.
    (6) Applicable to all products except Innovations, Innovations Classic and New Solutions.
    (7) Applicable to Signature product only.
    (8) Applicable to all products except Signature.
    (9) Applicable to Wells Builder, Innovations Classic Select, Innovations Select and Wells Advantage Select products only.
   (10) Applicable to EG New Solutions, Innovations, Innovations Classic and New Solutions products only.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    409

9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2006 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.


                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   AIM VI BASIC VAL, SER II
   2006                   33,599      $1.28  to  $1.22      $45,913        0.12%     1.00%   to  2.20%   11.82%     to   10.49%
   2005                   37,535      $1.15  to  $1.10      $46,062           --     1.00%   to  2.20%    4.39%     to    3.15%
   2004                   27,186      $1.10  to  $1.07      $32,095           --     1.00%   to  2.20%    9.74%     to    7.40%(14)
   2003                   9,589       $1.00  to  $1.35      $10,212           --     1.00%   to  1.85%   31.58%     to   35.00%(9)
   2002                   1,552       $0.76  to  $0.95       $1,199        0.01%     1.00%   to  1.70%  (24.00%)(6) to   (5.00%)(7)
   ---------------------------------------------------------------------------------------------------------------------------

   AIM VI CAP APPR, SER I
   2006                   21,315      $0.79  to  $1.54      $16,424        0.06%     1.00%   to  1.80%    5.24%     to    4.41%
   2005                   23,769      $0.75  to  $1.47      $17,217        0.06%     1.00%   to  1.80%    7.76%     to    6.90%
   2004                   28,316      $0.70  to  $1.38      $19,204           --     1.00%   to  1.80%    5.56%     to    4.72%
   2003                   30,258      $0.66  to  $1.32      $19,437           --     1.00%   to  1.80%   26.92%     to   32.00%(10)
   2002                   30,650      $0.52  to  $0.42      $15,455           --     1.00%   to  1.70%  (24.64%)    to  (26.32)%
   ---------------------------------------------------------------------------------------------------------------------------

   AIM VI CAP APPR, SER II
   2006                   12,568      $1.47  to  $1.17      $15,218           --     1.00%   to  2.20%    5.01%     to    3.76%
   2005                   1,302       $1.40  to  $1.13       $1,564           --     1.00%   to  2.20%    7.50%     to    6.22%
   2004                   1,207       $1.30  to  $1.06       $1,366           --     1.00%   to  2.20%    5.28%     to    7.26%(14)
   2003                   617         $1.24  to  $1.30         $678           --     1.00%   to  1.85%   27.84%     to   30.00%(9)
   2002                   46          $0.97  to  $0.79          $44           --     1.00%   to  1.50%   (3.00%)(8) to  (21.00%)(4)
   ---------------------------------------------------------------------------------------------------------------------------

   AIM VI CAP DEV, SER I
   2006                   1,490       $1.80  to  $1.27       $2,073           --     1.40%   to  1.60%   14.91%     to   14.68%
   2005                   1,702       $1.57  to  $1.11       $2,075           --     1.40%   to  1.60%    8.09%     to    7.87%
   2004                   2,146       $1.45  to  $1.03       $2,467           --     1.40%   to  1.60%   13.89%     to   13.67%
   2003                   2,562       $1.28  to  $0.90       $2,554           --     1.40%   to  1.60%   33.33%     to   32.35%
   2002                   2,259       $0.96  to  $0.68       $1,706           --     1.40%   to  1.60%  (21.95%)    to  (22.73)%
   ---------------------------------------------------------------------------------------------------------------------------

   AIM VI CAP DEV, SER II
   2006                   1,900       $1.43  to  $1.34       $2,962           --     1.00%   to  2.20%   15.10%     to   13.73%
   2005                   1,943       $1.24  to  $1.18       $2,651           --     1.00%   to  2.20%    8.18%     to    6.90%
   2004                   1,814       $1.15  to  $1.10       $2,290           --     1.00%   to  2.20%   14.12%     to   10.78%(14)
   2003                   947         $1.00  to  $1.35       $1,020           --     1.00%   to  1.85%   33.33%     to   35.00%(9)
   2002                   76          $0.75  to  $0.75          $57           --     1.00%   to  1.35%  (25.00%)(6) to  (25.00%)(6)
   ---------------------------------------------------------------------------------------------------------------------------

   AIM VI CORE EQ, SER I
   2006                   31,151      $1.08  to  $1.08      $36,389        0.77%     1.00%   to  1.80%    8.43%(18) to    7.85%(18)
   2005                   3,274       $1.26  to  $1.26       $4,117        1.38%     1.40%   to  1.40%    3.85%     to    3.85%
   2004                   4,188       $1.21  to  $1.21       $5,070        0.93%     1.40%   to  1.40%    7.45%     to    7.45%
   2003                   4,903       $1.13  to  $1.13       $5,524        1.00%     1.40%   to  1.40%   22.83%     to   22.83%
   2002                   5,619       $0.92  to  $0.92       $5,160        0.30%     1.40%   to  1.40%  (16.36%)    to  (16.36)%
   ---------------------------------------------------------------------------------------------------------------------------

   AIM VI CORE EQ, SER II
   2006                   309         $1.08  to  $1.08         $335        0.79%     1.00%   to  1.85%    8.26%(18) to    7.65%(18)
   2005                   --             --         --           --           --     --             --      --              --
   2004                   --             --         --           --           --     --             --      --              --
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   AIM VI INTL GRO, SER I
   2006                   1,395       $1.85  to  $1.85       $2,577        0.96%     1.40%   to  1.40%   26.46%     to   26.46%
   2005                   1,766       $1.46  to  $1.46       $2,579        0.63%     1.40%   to  1.40%   16.29%     to   16.29%
   2004                   2,223       $1.26  to  $1.26       $2,791        0.61%     1.40%   to  1.40%   22.28%     to   22.28%
   2003                   2,748       $1.03  to  $1.03       $2,823        0.56%     1.40%   to  1.40%   27.16%     to   27.16%
   2002                   2,968       $0.81  to  $0.81       $2,395        0.52%     1.40%   to  1.40%  (16.49%)    to  (16.49%)
   ---------------------------------------------------------------------------------------------------------------------------

 410    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   AIM VI MID CAP CORE EQ, SER II
   2006                   6,276       $1.04  to  $1.22       $7,771        0.67%     1.05%   to  2.20%    4.41%(19) to    8.57%
   2005                   7,246       $1.15  to  $1.13       $8,223        0.33%     1.15%   to  2.20%    6.05%     to    4.94%
   2004                   4,001       $1.08  to  $1.07       $4,306        0.07%     1.15%   to  2.20%    8.37%(14) to    7.61%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   AB VPS BAL SHARES, CL B
   2006                   1,747       $1.30  to  $1.18       $2,274        2.34%     1.00%   to  2.20%   10.46%     to    9.14%
   2005                   1,327       $1.18  to  $1.08       $1,577        2.33%     1.00%   to  2.20%    2.58%     to    1.35%
   2004                   1,189       $1.15  to  $1.06       $1,386        2.21%     1.00%   to  2.20%    7.71%     to    6.42%(14)
   2003                   719         $1.07  to  $1.15         $783        2.21%     1.00%   to  1.85%   17.58%     to   15.00%(9)
   2002                   122         $0.91  to  $0.91         $110        0.03%     1.00%   to  1.35%   (9.00%)(6) to   (9.00%)(6)
   ---------------------------------------------------------------------------------------------------------------------------

   AB VPS GLOBAL TECH, CL B
   2006                   10,904      $0.48  to  $1.57       $6,040           --     1.00%   to  1.85%    7.31%     to    6.40%
   2005                   12,278      $0.45  to  $1.47       $6,380           --     1.00%   to  1.85%    2.62%     to    1.75%
   2004                   13,280      $0.44  to  $1.45       $6,722           --     1.00%   to  1.85%    4.04%     to    3.16%
   2003                   13,782      $0.42  to  $1.40       $6,355           --     1.00%   to  1.85%   40.00%     to   40.00%(9)
   2002                   12,027      $0.30  to  $0.29       $3,709           --     1.00%   to  1.60%  (41.18%)    to  (43.14%)
   ---------------------------------------------------------------------------------------------------------------------------

   AB VPS GRO & INC, CL B
   2006                   26,530      $1.28  to  $1.26      $34,617        1.17%     1.00%   to  2.20%   15.82%     to   14.45%
   2005                   28,420      $1.11  to  $1.10      $32,076        1.26%     1.00%   to  2.20%    3.56%     to    2.32%
   2004                   29,459      $1.07  to  $1.07      $32,021        0.73%     1.00%   to  2.20%   10.11%     to    7.90%(14)
   2003                   26,622      $0.97  to  $1.32      $26,004        0.82%     1.00%   to  1.85%   31.08%     to   32.00%(9)
   2002                   24,399      $0.74  to  $0.95      $18,021        0.56%     1.00%   to  1.70%  (23.71%)    to   (5.00%)(8)
   ---------------------------------------------------------------------------------------------------------------------------

   AB VPS INTL VAL, CL B
   2006                   74,390      $1.12  to  $1.80     $132,164        1.22%     1.05%   to  2.20%   12.43%(19) to   32.19%
   2005                   46,981      $1.38  to  $1.36      $64,366        0.44%     1.15%   to  2.20%   15.19%     to   13.99%
   2004                   13,750      $1.20  to  $1.19      $16,439        0.13%     1.15%   to  2.20%   20.60%(14) to   19.75%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   AB VPS LG CAP GRO, CL B
   2006                   18,654      $0.66  to  $1.45      $12,981           --     1.00%   to  1.85%   (1.63%)    to   (2.46%)
   2005                   20,447      $0.67  to  $1.49      $14,486           --     1.00%   to  1.85%   13.70%     to   12.74%
   2004                   21,459      $0.59  to  $1.32      $13,351           --     1.00%   to  1.85%    7.27%     to    6.36%
   2003                   23,219      $0.55  to  $1.24      $13,255           --     1.00%   to  1.85%   22.22%     to   24.00%(9)
   2002                   23,315      $0.45  to  $0.92      $10,736           --     1.00%   to  1.70%  (30.77%)    to   (8.00%)(8)
   ---------------------------------------------------------------------------------------------------------------------------

   AB VPS U.S. GOVT/HI GR, CL B
   2006                   2,758       $1.31  to  $1.30       $3,526        3.80%     1.40%   to  1.60%    2.15%     to    1.95%
   2005                   2,948       $1.29  to  $1.28       $3,691        2.78%     1.40%   to  1.60%    0.34%     to    0.14%
   2004                   3,185       $1.28  to  $1.27       $3,984        2.66%     1.40%   to  1.60%    2.08%     to    1.88%
   2003                   3,278       $1.25  to  $1.25       $4,023        2.88%     1.40%   to  1.60%    1.63%     to    1.63%
   2002                   3,980       $1.23  to  $1.23       $4,774        2.67%     1.40%   to  1.60%    6.03%     to    6.03%
   ---------------------------------------------------------------------------------------------------------------------------

   AC VP INC & GRO, CL I
   2006                   962         $1.56  to  $1.56       $1,501        2.03%     1.40%   to  1.40%   15.47%     to   15.47%
   2005                   1,390       $1.35  to  $1.35       $1,878        1.96%     1.40%   to  1.40%    3.18%     to    3.18%
   2004                   1,530       $1.31  to  $1.31       $2,004        1.46%     1.40%   to  1.40%   11.42%     to   11.42%
   2003                   1,720       $1.18  to  $1.18       $2,021        1.34%     1.40%   to  1.40%   28.26%     to   28.26%
   2002                   1,915       $0.92  to  $0.92       $1,766        1.10%     1.40%   to  1.40%  (20.69%)    to  (20.69%)
   ---------------------------------------------------------------------------------------------------------------------------

   AC VP INFLATION PROT, CL II
   2006                   129,374     $1.02  to  $1.03     $135,725        3.47%     1.05%   to  2.20%    2.17%(19) to   (0.63%)
   2005                   108,753     $1.06  to  $1.04     $114,219        4.73%     1.15%   to  2.20%    0.40%     to   (0.64%)
   2004                   31,470      $1.06  to  $1.05      $33,097        3.31%     1.15%   to  2.20%    5.23%(14) to    4.50%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    411

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   AC VP INTL, CL II
   2006                   38          $1.08  to  $1.50          $59        1.19%     1.05%   to  2.20%    8.20%(19) to   22.03%
   2005                   20          $1.25  to  $1.23          $26        1.00%     1.15%   to  2.20%   11.81%     to   10.66%
   2004                   20          $1.12  to  $1.11          $23           --     1.15%   to  2.20%   12.93%(14) to   12.13%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   AC VP ULTRA, CL II
   2006                   117,963     $0.97  to  $1.00     $118,724           --     1.05%   to  2.20%   (2.84%)(19)to   (5.49)%
   2005                   39,413      $1.07  to  $1.06      $41,956           --     1.15%   to  2.20%    0.81%     to   (0.24)%
   2004                   10,637      $1.07  to  $1.06      $11,294           --     1.15%   to  2.20%    7.63%(14) to    6.87%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   AC VP VAL, CL I
   2006                   816         $2.13  to  $2.13       $1,739        1.49%     1.40%   to  1.40%   17.01%     to   17.01%
   2005                   1,092       $1.82  to  $1.82       $1,989        0.87%     1.40%   to  1.40%    3.58%     to    3.58%
   2004                   1,163       $1.76  to  $1.76       $2,044        1.03%     1.40%   to  1.40%   12.74%     to   12.74%
   2003                   1,280       $1.56  to  $1.56       $1,997        1.13%     1.40%   to  1.40%   26.83%     to   26.83%
   2002                   1,440       $1.23  to  $1.23       $1,768        0.93%     1.40%   to  1.40%  (13.38%)    to  (13.38%)
   ---------------------------------------------------------------------------------------------------------------------------

   AC VP VAL, CL II
   2006                   335         $1.12  to  $1.29         $439        1.01%     1.05%   to  2.20%   12.30%(19) to   15.90%
   2005                   242         $1.13  to  $1.11         $273        0.71%     1.15%   to  2.20%    3.66%     to    2.57%
   2004                   135         $1.09  to  $1.09         $147           --     1.15%   to  2.20%    9.65%(14) to    8.88%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   BARON CAP ASSET, INS
   2006                   1,601       $1.97  to  $1.64       $2,747           --     1.40%   to  1.60%   13.92%     to   13.70%
   2005                   1,840       $1.73  to  $1.44       $2,780           --     1.40%   to  1.60%    1.93%     to    1.73%
   2004                   2,038       $1.70  to  $1.42       $3,022           --     1.40%   to  1.60%   23.89%     to   23.64%
   2003                   2,271       $1.37  to  $1.15       $2,718           --     1.40%   to  1.60%   28.04%     to   29.21%
   2002                   1,189       $1.07  to  $0.89       $1,155           --     1.40%   to  1.60%  (15.75%)    to  (16.04%)
   ---------------------------------------------------------------------------------------------------------------------------

   COL ASSET ALLOC, VS CL A
   2006                   539         $1.52  to  $1.51         $817        2.46%     1.15%   to  1.25%   10.51%     to   10.40%
   2005                   610         $1.38  to  $1.37         $838        2.53%     1.15%   to  1.25%    5.31%     to    5.21%
   2004                   640         $1.31  to  $1.30         $834        2.46%     1.15%   to  1.25%    8.73%     to    8.62%
   2003                   730         $1.20  to  $1.20         $876           --     1.15%   to  1.25%   20.00%(11) to   20.00%(11)
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   COL FEDERAL SEC, VS CL A
   2006                   1,622       $1.08  to  $1.08       $1,751        5.60%     1.15%   to  1.25%    2.53%     to    2.43%
   2005                   1,726       $1.06  to  $1.05       $1,819        5.46%     1.15%   to  1.25%    1.41%     to    1.31%
   2004                   1,823       $1.04  to  $1.04       $1,896        5.05%     1.15%   to  1.25%    2.96%     to    2.86%
   2003                   2,017       $1.01  to  $1.01       $2,038           --     1.15%   to  1.25%    1.00%(11) to    1.00%(11)
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   COL HI YIELD, VS CL A
   2006                   646         $1.07  to  $1.07         $691        3.76%     1.15%   to  1.25%    6.90%(18) to    6.83%(18)
   2005                   --             --         --           --           --     --             --      --              --
   2004                   --             --         --           --           --     --             --      --              --
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   COL HI YIELD, VS CL B
   2006                   49,073      $1.07  to  $1.06      $52,288        3.76%     1.05%   to  2.20%    7.01%(19) to    6.18%(18)
   2005                   --             --         --           --           --     --             --      --              --
   2004                   --             --         --           --           --     --             --      --              --
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

 412    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   COL LG CAP GRO, VS CL A
   2006                   970         $1.13  to  $1.13       $1,098        0.35%     1.15%   to  1.25%    8.98%     to    8.87%
   2005                   1,120       $1.04  to  $1.04       $1,163        0.71%     1.15%   to  1.25%    3.91%(16) to    3.82%(16)
   2004                   --             --         --           --           --     --             --      --              --
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   COL SM CAP VAL, VS CL B
   2006                   158         $1.04  to  $1.40         $224        0.33%     1.05%   to  2.20%    3.74%(19) to   16.77%
   2005                   103         $1.22  to  $1.20         $126           --     1.15%   to  2.20%    4.27%     to    3.18%
   2004                   91          $1.17  to  $1.16         $108        0.86%     1.15%   to  2.20%   18.17%(14) to   17.35%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   COL SM CO GRO, VS CL A
   2006                   131         $1.87  to  $1.86         $245           --     1.15%   to  1.25%   11.12%     to   11.01%
   2005                   150         $1.68  to  $1.68         $251           --     1.15%   to  1.25%    1.54%     to    1.44%
   2004                   157         $1.65  to  $1.65         $260           --     1.15%   to  1.25%   10.21%     to   10.10%
   2003                   155         $1.50  to  $1.50         $233           --     1.15%   to  1.25%   50.00%(12) to   50.00%(12)
   2002                   --             --         --           --           --     --             --      --            ----
   ---------------------------------------------------------------------------------------------------------------------------

   CS MID-CAP CORE
   2006                   408         $1.23  to  $0.79         $346           --     1.40%   to  1.60%    0.48%     to    0.28%
   2005                   424         $1.22  to  $0.79         $358           --     1.40%   to  1.60%    5.49%     to    5.28%
   2004                   455         $1.16  to  $0.75         $366           --     1.40%   to  1.60%   11.55%     to   11.32%
   2003                   664         $1.04  to  $0.67         $485           --     1.40%   to  1.60%   42.47%     to   39.58%
   2002                   411         $0.73  to  $0.48         $216           --     1.40%   to  1.60%  (30.48%)    to  (30.43%)
   ---------------------------------------------------------------------------------------------------------------------------

   DREY IP MIDCAP STOCK, SERV
   2006                   75          $0.98  to  $1.26          $99        0.20%     1.05%   to  2.20%   (1.72%)(19)to    5.34%
   2005                   101         $1.22  to  $1.20         $124           --     1.15%   to  2.20%    7.69%     to    6.57%
   2004                   43          $1.13  to  $1.13          $50        0.56%     1.15%   to  2.20%   14.36%(14) to   13.56%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   DREY IP TECH GRO, SERV
   2006                   35,608      $0.98  to  $1.06      $37,934           --     1.05%   to  2.20%   (2.07%)(19)to    1.78%
   2005                   16,181      $1.06  to  $1.04      $16,948           --     1.15%   to  2.20%    2.30%     to    1.23%
   2004                   4,725       $1.03  to  $1.03       $4,863           --     1.15%   to  2.20%    6.13%(14) to    5.38%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   DREY SOC RESP GRO, INIT
   2006                   2,879       $0.70  to  $1.46       $2,037        0.11%     1.20%   to  1.80%    7.90%     to    7.26%
   2005                   3,272       $0.65  to  $1.36       $2,150           --     1.20%   to  1.80%    2.38%     to    1.77%
   2004                   3,768       $0.63  to  $1.34       $2,420        0.40%     1.20%   to  1.80%    4.94%     to    4.32%
   2003                   3,778       $0.60  to  $1.28       $2,314        0.12%     1.20%   to  1.80%   25.00%     to   28.00%(10)
   2002                   3,798       $0.48  to  $0.48       $1,872        0.18%     1.20%   to  1.70%  (30.43%)    to  (29.41%)
   ---------------------------------------------------------------------------------------------------------------------------

   DREY VIF APPR, SERV
   2006                   684         $1.12  to  $1.18         $826        1.33%     1.05%   to  2.20%   12.07%(19) to   13.68%
   2005                   693         $1.06  to  $1.04         $730           --     1.15%   to  2.20%    2.93%     to    1.86%
   2004                   523         $1.03  to  $1.02         $538        4.40%     1.15%   to  2.20%    3.15%(14) to    2.43%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   DREY VIF DISC STOCK, INIT
   2006                   253         $1.03  to  $1.03         $260        0.82%     1.40%   to  1.40%   14.20%     to   14.20%
   2005                   298         $0.90  to  $0.90         $269           --     1.40%   to  1.40%    4.79%     to    4.79%
   2004                   428         $0.86  to  $0.86         $368        1.33%     1.40%   to  1.40%    6.37%     to    6.37%
   2003                   588         $0.81  to  $0.81         $476        0.83%     1.40%   to  1.40%   22.73%     to   22.73%
   2002                   666         $0.66  to  $0.66         $443        0.66%     1.40%   to  1.40%  (24.14%)    to  (24.14%)
   ---------------------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    413

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   DREY VIF INTL VAL, SERV
   2006                   211         $1.07  to  $1.49         $320        1.24%     1.05%   to  2.20%    6.35%(19) to   19.72%
   2005                   207         $1.26  to  $1.24         $259           --     1.15%   to  2.20%   10.41%     to    9.27%
   2004                   66          $1.14  to  $1.14          $78        4.11%     1.15%   to  2.20%   15.27%(14) to   14.47%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   DREY VIF SM CO STOCK, INIT
   2006                   14          $1.68  to  $1.68          $23           --     1.40%   to  1.40%    9.43%     to    9.43%
   2005                   10          $1.54  to  $1.54          $15           --     1.40%   to  1.40%   (0.49%)    to   (0.49%)
   2004                   17          $1.55  to  $1.55          $27           --     1.40%   to  1.40%   16.87%     to   16.87%
   2003                   18          $1.32  to  $1.32          $23        0.12%     1.40%   to  1.40%   40.43%     to   40.43%
   2002                   20          $0.94  to  $0.94          $19        0.23%     1.40%   to  1.40%  (21.01%)    to  (21.01%)
   ---------------------------------------------------------------------------------------------------------------------------

   EG VA BAL, CL 2
   2006                   1,836       $1.36  to  $1.33       $2,424        2.12%     1.00%   to  1.85%    8.53%     to    7.61%
   2005                   1,848       $1.25  to  $1.23       $2,260        2.07%     1.00%   to  1.85%    3.99%     to    3.11%
   2004                   1,886       $1.20  to  $1.20       $2,231        0.79%     1.00%   to  1.85%    4.98%     to    4.09%
   2003                   1,088       $1.14  to  $1.15       $1,241        4.85%     1.00%   to  1.85%   14.00%     to   15.00%(9)
   2002                   181         $1.00  to  $1.00         $181        9.04%     1.00%   to  1.70%    0.00%(7)  to    0.00%(7)
   ---------------------------------------------------------------------------------------------------------------------------

   EG VA CORE BOND, CL 2
   2006                   46,474      $1.14  to  $1.04      $50,855        4.25%     1.00%   to  2.20%    2.93%     to    1.70%
   2005                   43,577      $1.11  to  $1.02      $46,617        3.99%     1.00%   to  2.20%    1.16%     to   (0.04%)
   2004                   26,478      $1.10  to  $1.02      $28,300        4.12%     1.00%   to  2.20%    2.73%     to    2.25%(14)
   2003                   12,589      $1.07  to  $1.02      $13,246        6.99%     1.00%   to  1.85%    2.88%     to    2.00%(9)
   2002                   2,566       $1.04  to  $1.04       $2,664        6.66%     1.00%   to  1.80%    4.00%(7)  to    4.00%(7)
   ---------------------------------------------------------------------------------------------------------------------------

   EG VA FUNDAMENTAL LG CAP, CL 1
   2006                   1,524       $1.28  to  $1.25       $1,916        1.26%     1.00%   to  1.35%   11.55%     to   11.17%
   2005                   1,625       $1.14  to  $1.12       $1,836        1.07%     1.00%   to  1.35%    7.93%     to    7.55%
   2004                   1,043       $1.06  to  $1.04       $1,095        1.26%     1.00%   to  1.35%    8.12%     to    7.75%
   2003                   885         $0.98  to  $0.97         $860        0.67%     1.00%   to  1.35%   28.95%     to   29.33%
   2002                   953         $0.76  to  $0.75         $720        1.37%     1.00%   to  1.35%  (16.48%)    to  (16.67%)
   ---------------------------------------------------------------------------------------------------------------------------

   EG VA FUNDAMENTAL LG CAP, CL 2
   2006                   15,401      $1.59  to  $1.27      $23,638        1.11%     1.00%   to  2.20%   11.28%     to    9.97%
   2005                   13,899      $1.43  to  $1.15      $19,414        0.80%     1.00%   to  2.20%    7.67%     to    6.38%
   2004                   8,484       $1.33  to  $1.09      $11,050        1.12%     1.00%   to  2.20%    7.85%     to    9.27%(14)
   2003                   4,853       $1.23  to  $1.31       $5,997        4.44%     1.00%   to  1.85%   28.13%     to   31.00%(9)
   2002                   67          $0.96  to  $0.96          $64        7.03%     1.00%   to  1.70%   (4.00%)(8) to   (4.00%)(8)
   ---------------------------------------------------------------------------------------------------------------------------

   EG VA GRO, CL 2
   2006                   9,047       $1.76  to  $1.26      $14,207           --     1.00%   to  2.20%    9.54%     to    8.23%
   2005                   8,790       $1.60  to  $1.16      $12,752           --     1.00%   to  2.20%    5.22%     to    3.96%
   2004                   3,183       $1.52  to  $1.12       $4,588           --     1.00%   to  2.20%   12.45%     to   13.32%(14)
   2003                   1,927       $1.35  to  $1.39       $2,575           --     1.00%   to  1.85%   36.36%     to   39.00%(9)
   2002                   283         $0.99  to  $0.98         $279           --     1.00%   to  1.80%   (1.00%)(7) to   (2.00%)(7)
   ---------------------------------------------------------------------------------------------------------------------------

   EG VA HI INC, CL 2
   2006                   22,325      $1.40  to  $1.10      $28,612        6.66%     1.00%   to  2.20%    7.59%     to    6.31%
   2005                   21,254      $1.30  to  $1.04      $25,555        7.13%     1.00%   to  2.20%    0.24%     to   (0.95%)
   2004                   12,567      $1.30  to  $1.05      $15,565        6.94%     1.00%   to  2.20%    7.31%     to    4.79%(14)
   2003                   6,426       $1.21  to  $1.15       $7,616       20.99%     1.00%   to  1.85%   16.35%     to   15.00%(9)
   2002                   938         $1.04  to  $1.03         $971       14.97%     1.00%   to  1.80%    4.00%(7)  to    3.00%(7)
   ---------------------------------------------------------------------------------------------------------------------------

   EG VA INTL EQ, CL 1
   2006                   2,404       $1.73  to  $1.71       $4,126        3.99%     1.00%   to  1.35%   21.94%     to   21.51%
   2005                   1,909       $1.42  to  $1.41       $2,693        2.59%     1.00%   to  1.35%   14.85%     to   14.44%
   2004                   1,655       $1.23  to  $1.23       $2,036        1.39%     1.00%   to  1.35%   18.02%     to   17.61%
   2003                   1,364       $1.05  to  $1.05       $1,426       14.39%     1.00%   to  1.35%    5.00%(13) to    5.00%(13)
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

 414    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   EG VA INTL EQ, CL 2
   2006                   17,374      $1.98  to  $1.55      $32,562        3.61%     1.00%   to  2.20%   21.67%     to   20.22%
   2005                   15,120      $1.63  to  $1.29      $23,587        2.60%     1.00%   to  2.20%   14.53%     to   13.17%
   2004                   10,747      $1.42  to  $1.14      $15,027        1.19%     1.00%   to  2.20%   17.66%     to   14.84%(14)
   2003                   6,397       $1.21  to  $1.34       $7,762        2.96%     1.00%   to  1.85%   30.11%     to   34.00%(9)
   2002                   507         $0.93  to  $0.93         $472        6.80%     1.00%   to  1.80%   (7.00%)(7) to   (7.00%)(7)
   ---------------------------------------------------------------------------------------------------------------------------

   EG VA OMEGA, CL 1
   2006                   4,869       $0.81  to  $0.79       $3,883           --     1.00%   to  1.35%    4.96%     to    4.60%
   2005                   5,603       $0.77  to  $0.76       $4,267        0.20%     1.00%   to  1.35%    2.82%     to    2.46%
   2004                   6,723       $0.75  to  $0.74       $4,991           --     1.00%   to  1.35%    6.15%     to    5.78%
   2003                   7,047       $0.71  to  $0.70       $4,942           --     1.00%   to  1.35%   39.22%     to   37.25%
   2002                   7,159       $0.51  to  $0.51       $3,629           --     1.00%   to  1.35%  (26.09%)    to  (26.09%)
   ---------------------------------------------------------------------------------------------------------------------------

   EG VA OMEGA, CL 2
   2006                   26,098      $1.52  to  $1.09      $35,221           --     1.00%   to  2.20%    4.65%     to    3.41%
   2005                   21,581      $1.45  to  $1.06      $28,333        0.02%     1.00%   to  2.20%    2.54%     to    1.32%
   2004                   13,574      $1.41  to  $1.04      $17,905           --     1.00%   to  2.20%    5.91%     to    5.76%(14)
   2003                   5,679       $1.33  to  $1.40       $7,544           --     1.00%   to  1.85%   38.54%     to   40.00%(9)
   2002                   861         $0.96  to  $0.96         $830           --     1.00%   to  1.80%   (4.00%)(7) to   (4.00%)(7)
   ---------------------------------------------------------------------------------------------------------------------------

   EG VA SPECIAL VAL, CL 1
   2006                   5,639       $2.39  to  $2.34      $13,292        0.78%     1.00%   to  1.35%   20.34%     to   19.92%
   2005                   5,716       $1.99  to  $1.95      $11,222        1.02%     1.00%   to  1.35%    9.66%     to    9.28%
   2004                   5,818       $1.81  to  $1.78      $10,440        1.04%     1.00%   to  1.35%   19.18%     to   18.76%
   2003                   5,552       $1.52  to  $1.50       $8,379        0.12%     1.00%   to  1.35%   27.73%     to   27.12%
   2002                   5,243       $1.19  to  $1.18       $6,184        0.17%     1.00%   to  1.35%  (13.14%)    to  (13.24%)
   ---------------------------------------------------------------------------------------------------------------------------

   EG VA SPECIAL VAL, CL 2
   2006                   12,069      $1.91  to  $1.46      $22,370        0.51%     1.00%   to  2.20%   19.99%     to   18.56%
   2005                   12,661      $1.59  to  $1.23      $19,614        0.78%     1.00%   to  2.20%    9.38%     to    8.08%
   2004                   12,027      $1.45  to  $1.14      $17,160        0.93%     1.00%   to  2.20%   18.90%     to   14.50%(14)
   2003                   6,070       $1.22  to  $1.31       $7,454           --     1.00%   to  1.85%   28.42%     to   31.00%(9)
   2002                   1,166       $0.95  to  $0.95       $1,112        0.64%     1.00%   to  1.80%   (5.00%)(7) to   (5.00%)(7)
   ---------------------------------------------------------------------------------------------------------------------------

   EG VA STRATEGIC INC, CL 1
   2006                   4,726       $1.60  to  $1.56       $7,489        3.71%     1.00%   to  1.35%    4.89%     to    4.52%
   2005                   4,264       $1.53  to  $1.50       $6,467        5.55%     1.00%   to  1.35%   (1.67%)    to   (2.01%)
   2004                   3,754       $1.55  to  $1.53       $5,813        4.68%     1.00%   to  1.35%    7.34%     to    6.96%
   2003                   3,970       $1.45  to  $1.43       $5,741       10.53%     1.00%   to  1.35%   16.00%     to   15.32%
   2002                   3,140       $1.25  to  $1.24       $3,904        6.26%     1.00%   to  1.35%   14.68%     to   13.76%
   ---------------------------------------------------------------------------------------------------------------------------

   EG VA STRATEGIC INC, CL 2
   2006                   39,089      $1.37  to  $1.08      $48,654        3.33%     1.00%   to  2.20%    4.64%     to    3.39%
   2005                   34,356      $1.31  to  $1.05      $41,286        5.89%     1.00%   to  2.20%   (1.99%)    to   (3.16%)
   2004                   20,586      $1.34  to  $1.08      $25,811        6.48%     1.00%   to  2.20%    7.06%     to    7.88%(14)
   2003                   6,260       $1.25  to  $1.13       $7,531       20.83%     1.00%   to  1.85%   25.00%(7)* to   13.00%(9)
   2002                   547         $1.08  to  $1.08         $593       24.19%     1.10%   to  1.70%    8.00%(7)  to    8.00%(7)
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP BAL, SERV CL
   2006                   499         $1.18  to  $1.17         $582        1.91%     1.15%   to  1.25%   10.37%     to   10.26%
   2005                   517         $1.07  to  $1.06         $548        2.49%     1.15%   to  1.25%    4.40%     to    4.30%
   2004                   535         $1.02  to  $1.01         $543        2.04%     1.15%   to  1.25%    4.22%     to    4.12%
   2003                   591         $0.98  to  $0.97         $576        2.66%     1.15%   to  1.25%   16.67%     to   15.48%
   2002                   579         $0.84  to  $0.84         $486        2.49%     1.15%   to  1.25%   (9.68%)    to   (9.68%)
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP BAL, SERV CL 2
   2006                   247         $1.25  to  $1.19         $301        1.74%     1.40%   to  1.80%    9.95%     to    9.51%
   2005                   261         $1.14  to  $1.09         $289        2.49%     1.40%   to  1.80%    4.06%     to    3.64%
   2004                   230         $1.10  to  $1.05         $246        1.46%     1.40%   to  1.80%    3.69%     to    3.26%
   2003                   145         $1.06  to  $1.02         $149        0.46%     1.40%   to  1.80%    6.00%(4)* to    2.00%(4)*
   2002                   3           $0.91  to  $0.91           $2           --     1.60%   to  1.60%   (9.00%)(4) to   (9.00%)(4)
   ---------------------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    415

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   FID VIP CONTRAFUND, SERV CL
   2006                   15,108      $1.41  to  $1.37      $20,941        1.11%     1.00%   to  1.35%   10.48%     to   10.10%
   2005                   15,494      $1.27  to  $1.25      $19,486        0.20%     1.00%   to  1.35%   15.69%     to   15.29%
   2004                   15,533      $1.10  to  $1.08      $16,919        0.24%     1.00%   to  1.35%   14.19%     to   13.79%
   2003                   14,260      $0.96  to  $0.95      $13,634        0.34%     1.00%   to  1.35%   26.32%     to   26.67%
   2002                   11,916      $0.76  to  $0.75       $8,985        0.42%     1.00%   to  1.35%  (10.59%)    to  (10.71%)
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP CONTRAFUND, SERV CL 2
   2006                   269,792     $1.59  to  $1.37     $418,463        1.12%     1.00%   to  2.20%   10.33%     to    9.01%
   2005                   132,971     $1.44  to  $1.26     $192,209        0.09%     1.00%   to  2.20%   15.49%     to   14.12%
   2004                   62,225      $1.25  to  $1.10      $79,467        0.13%     1.00%   to  2.20%   14.01%     to   11.01%(14)
   2003                   19,724      $1.10  to  $1.30      $22,676        0.07%     1.00%   to  1.85%   27.91%     to   30.00%(9)
   2002                   1,469       $0.86  to  $0.97       $1,268           --     1.00%   to  1.50%  (14.00%)(6) to   (3.00%)(8)
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP DYN APPR, SERV CL 2
   2006                   1,613       $1.44  to  $1.68       $2,387        0.27%     1.20%   to  1.80%   12.46%     to   11.79%
   2005                   1,272       $1.28  to  $1.50       $1,620           --     1.20%   to  1.80%   19.24%     to   18.53%
   2004                   1,319       $1.08  to  $1.26       $1,411           --     1.20%   to  1.80%    0.07%     to   (0.52%)
   2003                   1,263       $1.08  to  $1.27       $1,353           --     1.20%   to  1.80%   24.14%     to   27.00%(10)
   2002                   740         $0.87  to  $0.86         $643        0.20%     1.20%   to  1.65%   (8.42%)    to   (9.47%)
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP GRO & INC, SERV CL
   2006                   6,546       $1.10  to  $1.11       $7,229        0.83%     1.15%   to  1.60%   11.72%     to   11.22%
   2005                   7,340       $0.98  to  $1.00       $7,280        1.45%     1.15%   to  1.60%    6.30%     to    5.82%
   2004                   7,794       $0.93  to  $0.94       $7,299        0.78%     1.15%   to  1.60%    4.55%     to    4.08%
   2003                   7,112       $0.89  to  $0.91       $6,397        0.99%     1.15%   to  1.60%   23.61%     to   22.97%
   2002                   6,161       $0.72  to  $0.74       $4,549        1.25%     1.15%   to  1.60%  (18.18%)    to  (18.68%)
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP GRO & INC, SERV CL 2
   2006                   798         $1.25  to  $1.23         $996        0.70%     1.40%   to  1.80%   11.29%     to   10.86%
   2005                   860         $1.12  to  $1.11         $966        1.32%     1.40%   to  1.80%    5.91%     to    5.49%
   2004                   803         $1.06  to  $1.05         $852        0.48%     1.40%   to  1.80%    4.06%     to    3.63%
   2003                   161         $1.02  to  $1.01         $165        0.05%     1.40%   to  1.80%    2.00%(4)* to    1.00%(4)*
   2002                   2           $0.85  to  $0.85           $2           --     1.70%   to  1.70%  (15.00%)(4) to  (15.00%)(4)
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP GRO, SERV CL
   2006                   243         $0.85  to  $0.84         $205        0.29%     1.15%   to  1.25%    5.52%     to    5.41%
   2005                   282         $0.80  to  $0.80         $225        0.38%     1.15%   to  1.25%    4.47%     to    4.37%
   2004                   280         $0.77  to  $0.76         $215        0.17%     1.15%   to  1.25%    2.08%     to    1.98%
   2003                   386         $0.75  to  $0.75         $290        0.18%     1.15%   to  1.25%   31.58%     to   31.58%
   2002                   367         $0.57  to  $0.57         $210        0.17%     1.15%   to  1.25%  (31.33%)    to  (31.33%)
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP GRO, SERV CL 2
   2006                   5,423       $1.10  to  $1.10       $6,097        0.16%     1.00%   to  2.20%    5.52%     to    4.26%
   2005                   5,147       $1.05  to  $1.06       $5,538        0.28%     1.00%   to  2.20%    4.46%     to    3.22%
   2004                   5,258       $1.00  to  $1.03       $5,452        0.09%     1.00%   to  2.20%    2.10%     to    4.06%(14)
   2003                   2,405       $0.98  to  $1.34       $2,436        0.03%     1.00%   to  1.85%   30.67%     to   34.00%(9)
   2002                   319         $0.75  to  $0.73         $237           --     1.00%   to  1.50%  (25.00%)(6) to  (27.00%)(4)
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP HI INC, SERV CL
   2006                   3,734       $1.12  to  $1.10       $4,149        8.07%     1.00%   to  1.35%   10.08%     to    9.69%
   2005                   3,550       $1.02  to  $1.00       $3,597       14.59%     1.00%   to  1.35%    1.51%     to    1.15%
   2004                   4,555       $1.01  to  $0.99       $4,555        8.29%     1.00%   to  1.35%    8.40%     to    8.01%
   2003                   5,103       $0.93  to  $0.92       $4,717        5.71%     1.00%   to  1.35%   25.68%     to   26.03%
   2002                   3,652       $0.74  to  $0.73       $2,679        8.07%     1.00%   to  1.35%    2.78%     to    1.39%
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP HI INC, SERV CL 2
   2006                   1,815       $1.40  to  $1.42       $2,506        8.69%     1.20%   to  1.80%    9.70%     to    9.05%
   2005                   1,584       $1.27  to  $1.30       $1,996       14.72%     1.20%   to  1.80%    1.09%     to    0.50%
   2004                   1,935       $1.26  to  $1.29       $2,419        7.92%     1.20%   to  1.80%    8.09%     to    7.45%
   2003                   1,690       $1.17  to  $1.20       $1,962        4.49%     1.20%   to  1.80%   25.81%     to   20.00%(10)
   2002                   808         $0.93  to  $0.92         $751        7.08%     1.20%   to  1.70%    2.20%     to    1.10%
   ---------------------------------------------------------------------------------------------------------------------------

 416    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   FID VIP INVEST GR, SERV CL 2
   2006                   68,197      $1.04  to  $1.04      $72,153        3.13%     1.05%   to  2.20%    4.37%(19) to    1.88%
   2005                   49,124      $1.04  to  $1.03      $50,777        1.81%     1.15%   to  2.20%    0.73%     to   (0.32%)
   2004                   12,496      $1.04  to  $1.03      $12,898           --     1.15%   to  2.20%    3.42%(14) to    2.70%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP MID CAP, SERV CL
   2006                   15,989      $2.28  to  $2.08      $37,793        0.27%     1.00%   to  1.60%   11.47%     to   10.81%
   2005                   18,124      $2.04  to  $1.88      $38,529        1.67%     1.00%   to  1.60%   17.03%     to   16.33%
   2004                   19,740      $1.75  to  $1.61      $36,011           --     1.00%   to  1.60%   23.53%     to   22.79%
   2003                   20,794      $1.41  to  $1.31      $30,772        0.31%     1.00%   to  1.60%   36.89%     to   36.46%
   2002                   21,507      $1.03  to  $0.96      $23,233        0.77%     1.00%   to  1.60%  (11.21%)    to  (11.93%)
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP MID CAP, SERV CL 2
   2006                   58,113      $1.86  to  $1.53     $107,088        0.15%     1.00%   to  2.20%   11.29%     to    9.96%
   2005                   36,247      $1.68  to  $1.40      $62,745        1.46%     1.00%   to  2.20%   16.84%     to   15.45%
   2004                   26,174      $1.43  to  $1.21      $39,969           --     1.00%   to  2.20%   23.42%     to   21.77%(14)
   2003                   17,592      $1.16  to  $1.38      $21,710        0.15%     1.00%   to  1.85%   36.47%     to   38.00%(9)
   2002                   5,711       $0.85  to  $0.94       $5,257        0.54%     1.00%   to  1.70%  (15.00%)(6) to  (11.32%)
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP OVERSEAS, SERV CL
   2006                   1,776       $1.29  to  $1.04       $1,979        0.79%     1.40%   to  1.60%   16.31%     to   16.08%
   2005                   1,809       $1.11  to  $0.89       $1,726        0.58%     1.40%   to  1.60%   17.32%     to   17.09%
   2004                   1,907       $0.95  to  $0.76       $1,555        1.01%     1.40%   to  1.60%   11.90%     to   11.68%
   2003                   1,756       $0.85  to  $0.68       $1,290        1.51%     1.40%   to  1.60%   41.67%     to   41.67%
   2002                   4,499       $0.60  to  $0.48       $2,249        0.61%     1.40%   to  1.60%  (21.05%)    to  (22.58%)
   ---------------------------------------------------------------------------------------------------------------------------

   FID VIP OVERSEAS, SERV CL 2
   2006                   26,417      $1.64  to  $1.47      $43,371        0.68%     1.00%   to  2.20%   16.60%     to   15.22%
   2005                   24,158      $1.41  to  $1.27      $34,412        0.37%     1.00%   to  2.20%   17.60%     to   16.21%
   2004                   13,724      $1.20  to  $1.10      $16,647        0.14%     1.00%   to  2.20%   12.18%     to   10.06%(14)
   2003                   403         $1.07  to  $1.46         $461        0.19%     1.00%   to  1.85%   42.67%     to   46.00%(9)
   2002                   61          $0.75  to  $0.75          $46           --     1.00%   to  1.35%  (25.00%)(6) to  (25.00%)(6)
   ---------------------------------------------------------------------------------------------------------------------------

   FTVIPT FRANK INC SEC, CL 2
   2006                   22,695      $1.11  to  $1.29      $36,224        3.57%     1.05%   to  2.20%   11.39%(19) to   15.69%
   2005                   21,918      $1.13  to  $1.11      $30,231        3.52%     1.15%   to  2.20%    0.45%     to   (0.61%)
   2004                   18,268      $1.13  to  $1.12      $25,848        3.01%     1.15%   to  2.20%   12.75%(14) to   11.95%(14)
   2003                   10,909      $1.48  to  $1.30      $14,393        5.05%     1.20%   to  1.80%   30.97%     to   30.00%(10)
   2002                   8,187       $1.13  to  $0.96       $8,368       10.05%     1.20%   to  1.70%   (2.59%)    to   (2.04%)
   ---------------------------------------------------------------------------------------------------------------------------

   FTVIPT FRANK GLOBAL REAL EST, CL 2
   2006                   6,095       $2.20  to  $1.76      $17,487        1.99%     1.00%   to  2.20%   19.39%     to   17.97%
   2005                   6,763       $1.84  to  $1.49      $16,290        1.40%     1.00%   to  2.20%   12.35%     to   11.01%
   2004                   6,631       $1.64  to  $1.34      $14,436        1.84%     1.00%   to  2.20%   30.49%     to   35.07%(14)
   2003                   5,604       $1.26  to  $1.36       $9,705        2.46%     1.00%   to  1.85%   35.48%     to   36.00%(9)
   2002                   4,993       $0.93  to  $1.26       $6,715        2.78%     1.00%   to  1.70%   (7.00%)(6) to    0.80%
   ---------------------------------------------------------------------------------------------------------------------------

   FTVIPT FRANK RISING DIVD, CL 2
   2006                   780         $1.07  to  $1.26         $993        1.08%     1.05%   to  2.20%    7.96%(19) to   14.59%
   2005                   630         $1.12  to  $1.10         $698        0.96%     1.15%   to  2.20%    2.25%     to    1.18%
   2004                   362         $1.10  to  $1.09         $396        0.14%     1.15%   to  2.20%    9.74%(14) to    8.98%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   FTVIPT FRANK SM CAP VAL, CL 2
   2006                   7,825       $1.60  to  $2.04      $13,758        0.64%     1.00%   to  1.85%   15.82%     to   14.84%
   2005                   8,048       $1.38  to  $1.77      $12,183        0.74%     1.00%   to  1.85%    7.69%     to    6.78%
   2004                   7,470       $1.28  to  $1.66      $10,450        0.19%     1.00%   to  1.85%   22.52%     to   21.48%
   2003                   4,209       $1.05  to  $1.37       $4,769        0.19%     1.00%   to  1.85%   31.25%     to   37.00%(9)
   2002                   545         $0.80  to  $0.88         $468        0.28%     1.00%   to  1.70%  (20.00%)(6) to  (12.00%)(4)
   ---------------------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    417

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   FTVIPT FRANK SM MID CAP GRO,CL 2
   2006                   29,402      $0.89  to  $1.17      $24,298           --     1.00%   to  2.20%    7.61%     to    6.33%
   2005                   33,112      $0.83  to  $1.10      $25,381           --     1.00%   to  2.20%    3.75%     to    2.51%
   2004                   35,804      $0.80  to  $1.07      $26,324           --     1.00%   to  2.20%   10.37%     to    8.91%(14)
   2003                   31,760      $0.72  to  $1.37      $21,294           --     1.00%   to  1.85%   35.85%     to   37.00%(9)
   2002                   26,272      $0.53  to  $0.35      $13,041        0.27%     1.00%   to  1.70%  (29.33%)    to  (30.00%)
   ---------------------------------------------------------------------------------------------------------------------------

   FTVIPT MUTUAL SHARES SEC, CL 2
   2006                   120,060     $1.79  to  $1.36     $207,311        1.24%     1.00%   to  2.20%   17.21%     to   15.81%
   2005                   92,896      $1.53  to  $1.18     $142,568        0.89%     1.00%   to  2.20%    9.46%     to    8.16%
   2004                   95,432      $1.40  to  $1.09     $134,344        0.80%     1.00%   to  2.20%   11.51%     to    9.07%(14)
   2003                   58,160      $1.25  to  $1.25      $73,633        0.84%     1.00%   to  1.85%   23.76%     to   25.00%(9)
   2002                   22,022      $1.01  to  $1.01      $22,653        0.94%     1.00%   to  1.70%  (12.93%)    to  (13.68%)
   ---------------------------------------------------------------------------------------------------------------------------

   FTVIPT TEMP DEV MKTS SEC, CL 2
   2006                   843         $2.35  to  $2.30       $1,996        1.20%     1.00%   to  1.35%   26.82%     to   26.38%
   2005                   884         $1.85  to  $1.82       $1,658        1.25%     1.00%   to  1.35%   26.16%     to   25.72%
   2004                   713         $1.47  to  $1.45       $1,075        1.76%     1.00%   to  1.35%   23.48%     to   23.04%
   2003                   512         $1.19  to  $1.18         $639        0.90%     1.00%   to  1.35%   50.63%     to   51.28%
   2002                   362         $0.79  to  $0.78         $282        1.39%     1.00%   to  1.35%   (1.25%)    to   (1.27%)
   ---------------------------------------------------------------------------------------------------------------------------

   FTVIPT TEMP FOR SEC, CL 2
   2006                   22,383      $1.38  to  $2.00      $33,069        1.25%     1.00%   to  1.85%   20.24%     to   19.23%
   2005                   22,245      $1.14  to  $1.68      $27,411        1.17%     1.00%   to  1.85%    9.08%     to    8.16%
   2004                   20,609      $1.05  to  $1.55      $23,257        1.10%     1.00%   to  1.85%   17.35%     to   16.36%
   2003                   13,569      $0.89  to  $1.34      $12,799        1.57%     1.00%   to  1.85%   30.88%     to   34.00%(9)
   2002                   6,890       $0.68  to  $0.84       $4,806        1.99%     1.00%   to  1.70%  (20.00%)    to  (16.00%)(4)
   ---------------------------------------------------------------------------------------------------------------------------

   FTVIPT TEMP GLOBAL INC, CL 2
   2006                   103,036     $1.05  to  $1.21     $124,797        2.76%     1.05%   to  2.20%    4.68%(19) to   10.32%
   2005                   40,863      $1.12  to  $1.10      $45,183        5.96%     1.15%   to  2.20%   (4.19%)    to   (5.18%)
   2004                   12,064      $1.16  to  $1.16      $13,997        4.08%     1.15%   to  2.20%   16.04%(14) to   15.23%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   FTVIPT TEMP GRO SEC, CL 2
   2006                   2,957       $1.11  to  $1.42       $4,151        1.30%     1.05%   to  2.20%   10.85%(19) to   19.17%
   2005                   2,253       $1.21  to  $1.19       $2,707        1.18%     1.15%   to  2.20%    7.62%     to    6.51%
   2004                   1,269       $1.13  to  $1.12       $1,424        0.45%     1.15%   to  2.20%   12.72%(14) to   11.93%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   GS VIT CAP GRO, INST
   2006                   1,191       $0.94  to  $0.84       $1,033        0.12%     1.40%   to  1.60%    7.05%     to    6.84%
   2005                   1,497       $0.88  to  $0.79       $1,214        0.14%     1.40%   to  1.60%    1.52%     to    1.31%
   2004                   1,695       $0.87  to  $0.78       $1,353        0.70%     1.40%   to  1.60%    7.57%     to    7.36%
   2003                   1,614       $0.81  to  $0.72       $1,200        0.28%     1.40%   to  1.60%   22.73%     to   22.03%
   2002                   1,683       $0.66  to  $0.59       $1,027        0.16%     1.40%   to  1.60%  (25.00%)    to  (26.25%)
   ---------------------------------------------------------------------------------------------------------------------------

   GS VIT STRATEGIC INTL EQ, INST
   2006                   709         $1.35  to  $1.04         $785        1.48%     1.40%   to  1.60%   20.41%     to   20.17%
   2005                   881         $1.12  to  $0.87         $815        0.33%     1.40%   to  1.60%   12.13%     to   11.90%
   2004                   827         $1.00  to  $0.78         $675        1.12%     1.40%   to  1.60%   11.91%     to   11.68%
   2003                   908         $0.89  to  $0.69         $657        4.87%     1.40%   to  1.60%   32.84%     to   32.69%
   2002                   798         $0.67  to  $0.52         $433        1.11%     1.40%   to  1.60%  (19.28%)    to  (20.00%)
   ---------------------------------------------------------------------------------------------------------------------------

   GS VIT MID CAP VAL, INST
   2006                   70,189      $1.08  to  $1.49     $136,205        1.28%     1.05%   to  2.20%    8.18%(19) to   13.64%
   2005                   36,087      $1.34  to  $1.32      $63,888        0.77%     1.15%   to  2.20%   11.54%     to   10.38%
   2004                   16,020      $1.20  to  $1.19      $27,786        0.89%     1.15%   to  2.20%   20.24%(14) to   19.40%(14)
   2003                   5,879       $1.87  to  $1.33      $10,858        0.96%     1.20%   to  1.80%   26.35%     to   33.00%(10)
   2002                   5,522       $1.48  to  $1.46       $8,054        1.04%     1.20%   to  1.70%   (5.73%)    to   (6.41%)
   ---------------------------------------------------------------------------------------------------------------------------

 418    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   GS VIT STRUCTD U.S. EQ, INST
   2006                   10,305      $1.05  to  $1.75      $10,954        1.08%     1.20%   to  1.80%   11.55%     to   10.88%
   2005                   11,128      $0.94  to  $1.57      $10,517        0.80%     1.20%   to  1.80%    5.24%     to    4.61%
   2004                   10,966      $0.90  to  $1.51       $9,890        1.19%     1.20%   to  1.80%   13.57%     to   12.89%
   2003                   9,599       $0.79  to  $1.33       $7,630        0.78%     1.20%   to  1.80%   27.42%     to   33.00%(10)
   2002                   9,144       $0.62  to  $0.61       $5,678        0.54%     1.20%   to  1.70%  (22.50%)    to  (22.78%)
   ---------------------------------------------------------------------------------------------------------------------------

   JANUS ASPEN BAL, INST
   2006                   3,777       $1.98  to  $1.98       $7,461        2.01%     1.40%   to  1.40%    9.19%     to    9.19%
   2005                   5,177       $1.81  to  $1.81       $9,366        2.22%     1.40%   to  1.40%    6.45%     to    6.45%
   2004                   6,202       $1.70  to  $1.70      $10,540        2.18%     1.40%   to  1.40%    7.02%     to    7.02%
   2003                   7,217       $1.59  to  $1.59      $11,462        2.19%     1.40%   to  1.40%   12.77%     to   12.77%
   2002                   8,096       $1.41  to  $1.41      $11,433        2.33%     1.40%   to  1.40%   (7.84%)    to   (7.84%)
   ---------------------------------------------------------------------------------------------------------------------------

   JANUS ASPEN GLOBAL TECH, SERV
   2006                   1,532       $0.44  to  $0.41         $629           --     1.15%   to  1.60%    6.60%     to    6.12%
   2005                   2,118       $0.42  to  $0.38         $818           --     1.15%   to  1.60%   10.28%     to    9.78%
   2004                   2,429       $0.38  to  $0.35         $853           --     1.15%   to  1.60%   (0.58%)    to   (1.03%)
   2003                   3,475       $0.38  to  $0.35       $1,228           --     1.15%   to  1.60%   46.15%     to   45.83%
   2002                   2,605       $0.26  to  $0.24         $640           --     1.15%   to  1.60%  (42.22%)    to  (42.86%)
   ---------------------------------------------------------------------------------------------------------------------------

   JANUS ASPEN INTL GRO, SERV
   2006                   4,251       $1.29  to  $1.16       $5,112        1.87%     1.40%   to  1.60%   44.60%     to   44.31%
   2005                   4,308       $0.89  to  $0.80       $3,582        1.08%     1.40%   to  1.60%   30.11%     to   29.85%
   2004                   4,679       $0.68  to  $0.62       $2,983        0.89%     1.40%   to  1.60%   17.04%     to   16.80%
   2003                   7,356       $0.58  to  $0.53       $4,053        1.04%     1.40%   to  1.60%   31.82%     to   32.50%
   2002                   6,767       $0.44  to  $0.40       $2,782        0.59%     1.40%   to  1.60%  (26.67%)    to  (27.27%)
   ---------------------------------------------------------------------------------------------------------------------------

   JANUS ASPEN LG CAP GRO, SERV
   2006                   6,143       $0.70  to  $0.64       $3,993        0.28%     1.15%   to  1.60%    9.86%     to    9.37%
   2005                   7,238       $0.64  to  $0.58       $4,296        0.13%     1.15%   to  1.60%    2.82%     to    2.37%
   2004                   8,026       $0.62  to  $0.57       $4,653           --     1.15%   to  1.60%    3.01%     to    2.55%
   2003                   9,859       $0.61  to  $0.56       $5,564           --     1.15%   to  1.60%   29.79%     to   30.23%
   2002                   11,718      $0.47  to  $0.43       $5,105           --     1.15%   to  1.60%  (26.56%)    to  (28.33%)
   ---------------------------------------------------------------------------------------------------------------------------

   JANUS ASPEN MID CAP GRO, SERV
   2006                   3,954       $0.64  to  $0.48       $2,097           --     1.15%   to  1.60%   12.01%     to   11.51%
   2005                   4,722       $0.57  to  $0.43       $2,236           --     1.15%   to  1.60%   10.75%     to   10.25%
   2004                   5,694       $0.51  to  $0.39       $2,444           --     1.15%   to  1.60%   19.10%     to   18.56%
   2003                   6,375       $0.43  to  $0.33       $2,277           --     1.15%   to  1.60%   34.38%     to   32.00%
   2002                   6,638       $0.32  to  $0.25       $1,790           --     1.15%   to  1.60%  (30.43%)    to  (28.57%)
   ---------------------------------------------------------------------------------------------------------------------------

   JANUS ASPEN WORLD GRO, INST
   2006                   1,907       $1.52  to  $1.52       $2,903        1.68%     1.40%   to  1.40%   16.57%     to   16.57%
   2005                   2,653       $1.30  to  $1.30       $3,462        1.34%     1.40%   to  1.40%    4.40%     to    4.40%
   2004                   3,304       $1.25  to  $1.25       $4,128        0.98%     1.40%   to  1.40%    3.32%     to    3.32%
   2003                   3,909       $1.21  to  $1.21       $4,726        1.11%     1.40%   to  1.40%   22.22%     to   22.22%
   2002                   4,305       $0.99  to  $0.99       $4,257        0.86%     1.40%   to  1.40%  (26.12%)    to  (26.12%)
   ---------------------------------------------------------------------------------------------------------------------------

   JPM U.S. LG CAP CORE EQ
   2006                   1,649       $0.95  to  $0.93       $1,544        1.05%     1.40%   to  1.60%   14.96%     to   14.73%
   2005                   2,140       $0.82  to  $0.81       $1,744        1.23%     1.40%   to  1.60%   (0.05%)    to   (0.25%)
   2004                   2,161       $0.82  to  $0.82       $1,761        0.82%     1.40%   to  1.60%    7.96%     to    7.74%
   2003                   2,167       $0.76  to  $0.76       $1,637        0.68%     1.40%   to  1.60%   26.67%     to   26.67%
   2002                   1,914       $0.60  to  $0.60       $1,146        0.05%     1.40%   to  1.60%  (25.93%)    to  (25.93%)
   ---------------------------------------------------------------------------------------------------------------------------

   LAZARD RETIRE U.S. STRATEGIC, SERV
   2006                   375         $1.19  to  $1.28         $467        0.67%     1.40%   to  1.60%   15.86%     to   15.62%
   2005                   427         $1.03  to  $1.11         $461        0.74%     1.40%   to  1.60%    1.94%     to    1.74%
   2004                   453         $1.01  to  $1.09         $479        0.64%     1.40%   to  1.60%   10.24%     to   10.02%
   2003                   363         $0.92  to  $0.99         $347        0.68%     1.40%   to  1.60%   22.67%     to   22.22%
   2002                   308         $0.75  to  $0.81         $240        0.05%     1.40%   to  1.60%  (17.58%)    to  (17.35%)
   ---------------------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    419

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   LAZARD RETIRE INTL EQ, SERV
   2006                   610         $1.19  to  $1.17         $716        1.02%     1.40%   to  1.60%   20.83%     to   20.59%
   2005                   630         $0.99  to  $0.97         $613        0.94%     1.40%   to  1.60%    9.11%     to    8.90%
   2004                   611         $0.91  to  $0.89         $546        0.51%     1.40%   to  1.60%   13.38%     to   13.16%
   2003                   561         $0.80  to  $0.79         $442        0.40%     1.40%   to  1.60%   26.98%     to   27.42%
   2002                   360         $0.63  to  $0.62         $224        0.06%     1.40%   to  1.60%  (12.50%)    to  (12.68%)
   ---------------------------------------------------------------------------------------------------------------------------

   MFS INV GRO STOCK, SERV CL
   2006                   6,710       $0.72  to  $1.15       $5,196           --     1.00%   to  2.20%    6.24%     to    4.98%
   2005                   7,220       $0.68  to  $1.09       $5,293        0.15%     1.00%   to  2.20%    3.19%     to    1.97%
   2004                   8,305       $0.66  to  $1.07       $5,907           --     1.00%   to  2.20%    7.90%     to    8.28%(14)
   2003                   8,074       $0.61  to  $1.22       $5,086           --     1.00%   to  1.85%   22.00%     to   22.00%(9)
   2002                   7,266       $0.50  to  $0.50       $3,648           --     1.00%   to  1.35%  (29.58%)    to  (28.57%)
   ---------------------------------------------------------------------------------------------------------------------------

   MFS INV TRUST, INIT CL
   2006                   5,745       $1.06  to  $1.60       $5,937        0.51%     1.15%   to  1.80%   11.70%     to   10.98%
   2005                   6,865       $0.95  to  $1.44       $6,358        0.55%     1.15%   to  1.80%    6.09%     to    5.40%
   2004                   7,337       $0.90  to  $1.37       $6,422        0.62%     1.15%   to  1.80%   10.08%     to    9.37%
   2003                   7,455       $0.81  to  $1.25       $5,948        0.64%     1.15%   to  1.80%   20.90%     to   25.00%(10)
   2002                   6,638       $0.67  to  $0.65       $4,403        0.56%     1.15%   to  1.70%  (22.09%)    to  (22.62%)
   ---------------------------------------------------------------------------------------------------------------------------

   MFS INV TRUST, SERV CL
   2006                   986         $1.00  to  $1.21       $1,061        0.26%     1.15%   to  1.80%   11.41%     to   10.69%
   2005                   976         $0.89  to  $1.09         $936        0.31%     1.15%   to  1.80%    5.80%     to    5.13%
   2004                   967         $0.85  to  $1.04         $874        0.43%     1.15%   to  1.80%    9.86%     to    9.14%
   2003                   792         $0.77  to  $0.95         $620        0.45%     1.15%   to  1.80%   20.31%     to   (5.00%)(4)*
   2002                   724         $0.64  to  $0.64         $462        0.41%     1.15%   to  1.25%  (21.95%)    to  (21.95%)
   ---------------------------------------------------------------------------------------------------------------------------

   MFS NEW DIS, INIT CL
   2006                   3,011       $1.42  to  $0.88       $3,213           --     1.15%   to  1.60%   11.92%     to   11.42%
   2005                   3,284       $1.27  to  $0.79       $3,127           --     1.15%   to  1.60%    4.05%     to    3.58%
   2004                   3,899       $1.22  to  $0.76       $3,517           --     1.15%   to  1.60%    5.30%     to    4.83%
   2003                   6,936       $1.16  to  $0.73       $5,688           --     1.15%   to  1.60%   31.82%     to   32.73%
   2002                   6,009       $0.88  to  $0.55       $3,788           --     1.15%   to  1.60%  (32.31%)    to  (32.93%)
   ---------------------------------------------------------------------------------------------------------------------------

   MFS NEW DIS, SERV CL
   2006                   5,005       $1.03  to  $1.18       $5,310           --     1.00%   to  2.20%   11.81%     to   10.49%
   2005                   5,290       $0.92  to  $1.07       $5,016           --     1.00%   to  2.20%    3.99%     to    2.75%
   2004                   5,596       $0.89  to  $1.04       $5,143           --     1.00%   to  2.20%    5.15%     to    5.88%(14)
   2003                   4,371       $0.84  to  $1.33       $3,754           --     1.00%   to  1.85%   31.25%     to   33.00%(9)
   2002                   2,079       $0.64  to  $0.73       $1,302           --     1.00%   to  1.70%  (32.63%)    to  (27.00%)(4)
   ---------------------------------------------------------------------------------------------------------------------------

   MFS RESEARCH, INIT CL
   2006                   2,837       $1.02  to  $0.88       $2,618        0.53%     1.40%   to  1.60%    8.94%     to    8.73%
   2005                   3,554       $0.94  to  $0.81       $3,013        0.46%     1.40%   to  1.60%    6.31%     to    6.09%
   2004                   4,975       $0.88  to  $0.76       $3,979        1.18%     1.40%   to  1.60%   14.24%     to   14.01%
   2003                   4,125       $0.77  to  $0.67       $2,896        0.75%     1.40%   to  1.60%   22.22%     to   21.82%
   2002                   5,286       $0.63  to  $0.55       $3,001        0.27%     1.40%   to  1.60%  (25.88%)    to  (24.66%)
   ---------------------------------------------------------------------------------------------------------------------------

   MFS TOTAL RETURN, INIT CL
   2006                   165         $1.51  to  $1.50         $248        2.40%     1.15%   to  1.25%   10.62%     to   10.51%
   2005                   152         $1.37  to  $1.36         $207        2.00%     1.15%   to  1.25%    1.65%     to    1.55%
   2004                   140         $1.35  to  $1.34         $188        1.63%     1.15%   to  1.25%   10.05%     to    9.94%
   2003                   135         $1.22  to  $1.22         $164        1.71%     1.15%   to  1.25%   15.09%     to   15.09%
   2002                   119         $1.06  to  $1.06         $127        1.57%     1.15%   to  1.25%   (7.02%)    to   (6.19%)
   ---------------------------------------------------------------------------------------------------------------------------

   MFS TOTAL RETURN, SERV CL
   2006                   62,963      $1.47  to  $1.19      $88,340        2.13%     1.00%   to  2.20%   10.52%     to    9.20%
   2005                   65,564      $1.33  to  $1.09      $83,544        1.85%     1.00%   to  2.20%    1.58%     to    0.37%
   2004                   64,615      $1.31  to  $1.08      $81,332        1.49%     1.00%   to  2.20%    9.92%     to    8.66%(14)
   2003                   46,625      $1.19  to  $1.17      $54,146        1.39%     1.00%   to  1.85%   14.42%     to   17.00%(9)
   2002                   22,603      $1.04  to  $0.93      $23,042        1.43%     1.00%   to  1.70%   (5.45%)    to   (7.00%)(4)
   ---------------------------------------------------------------------------------------------------------------------------

 420    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   MFS UTILITIES, INIT CL
   2006                   9,740       $1.79  to  $2.51      $14,337        2.02%     1.15%   to  1.80%   29.77%     to   28.92%
   2005                   11,213      $1.38  to  $1.95      $12,605        0.61%     1.15%   to  1.80%   15.51%     to   14.76%
   2004                   12,637      $1.19  to  $1.70      $12,289        1.47%     1.15%   to  1.80%   28.71%     to   27.88%
   2003                   13,383      $0.93  to  $1.33      $10,120        2.27%     1.15%   to  1.80%   34.78%     to   33.00%(10)
   2002                   14,536      $0.69  to  $0.48       $8,277        2.75%     1.15%   to  1.70%  (23.33%)    to  (23.81%)
   ---------------------------------------------------------------------------------------------------------------------------

   MFS UTILITIES, SERV CL
   2006                   2,426       $2.26  to  $1.81       $5,055        1.85%     1.00%   to  2.20%   29.66%     to   28.12%
   2005                   2,244       $1.74  to  $1.41       $3,678        0.48%     1.00%   to  2.20%   15.41%     to   14.05%
   2004                   2,098       $1.51  to  $1.24       $2,966        1.37%     1.00%   to  2.20%   28.55%     to   24.14%(14)
   2003                   1,174       $1.17  to  $1.30       $1,228        1.43%     1.00%   to  1.85%   34.48%     to   30.00%(9)
   2002                   403         $0.87  to  $0.85         $246        2.24%     1.00%   to  1.70%  (13.00%)(6) to  (15.00%)(4)
   ---------------------------------------------------------------------------------------------------------------------------

   OPCAP EQ
   2006                   707         $1.55  to  $1.55       $1,096        0.50%     1.40%   to  1.40%   13.68%     to   13.68%
   2005                   942         $1.36  to  $1.36       $1,285        0.44%     1.40%   to  1.40%    5.56%     to    5.56%
   2004                   1,139       $1.29  to  $1.29       $1,471        0.99%     1.40%   to  1.40%   10.37%     to   10.37%
   2003                   1,313       $1.17  to  $1.17       $1,536        1.38%     1.40%   to  1.40%   27.17%     to   27.17%
   2002                   1,473       $0.92  to  $0.92       $1,359        0.91%     1.40%   to  1.40%  (22.69%)    to  (22.69%)
   ---------------------------------------------------------------------------------------------------------------------------

   OPCAP MANAGED
   2006                   1,404       $2.55  to  $2.55       $3,589        1.93%     1.40%   to  1.40%    8.13%     to    8.13%
   2005                   1,932       $2.36  to  $2.36       $4,568        1.32%     1.40%   to  1.40%    3.82%     to    3.82%
   2004                   2,613       $2.28  to  $2.28       $5,949        1.55%     1.40%   to  1.40%    9.23%     to    9.23%
   2003                   3,074       $2.08  to  $2.08       $6,408        1.88%     1.40%   to  1.40%   20.23%     to   20.23%
   2002                   3,505       $1.73  to  $1.73       $6,085        2.07%     1.40%   to  1.40%  (18.40%)    to  (18.40%)
   ---------------------------------------------------------------------------------------------------------------------------

   OPCAP SM CAP
   2006                   1,174       $2.03  to  $2.03       $2,385           --     1.40%   to  1.40%   22.36%     to   22.36%
   2005                   1,533       $1.66  to  $1.66       $2,546           --     1.40%   to  1.40%   (1.33%)    to   (1.33%)
   2004                   1,781       $1.68  to  $1.68       $2,997        0.05%     1.40%   to  1.40%   16.24%     to   16.24%
   2003                   2,149       $1.45  to  $1.45       $3,112        0.05%     1.40%   to  1.40%   40.78%     to   40.78%
   2002                   2,331       $1.03  to  $1.03       $2,400        0.08%     1.40%   to  1.40%  (22.56%)    to  (22.56%)
   ---------------------------------------------------------------------------------------------------------------------------

   OPPEN CAP APPR VA
   2006                   2,159       $1.59  to  $1.59       $3,441        0.41%     1.40%   to  1.40%    6.45%     to    6.45%
   2005                   2,982       $1.50  to  $1.50       $4,465        0.97%     1.40%   to  1.40%    3.64%     to    3.64%
   2004                   3,602       $1.44  to  $1.44       $5,204        0.33%     1.40%   to  1.40%    5.45%     to    5.45%
   2003                   4,247       $1.37  to  $1.37       $5,819        0.39%     1.40%   to  1.40%   29.25%     to   29.25%
   2002                   4,574       $1.06  to  $1.06       $4,854        0.63%     1.40%   to  1.40%  (27.89%)    to  (27.89%)
   ---------------------------------------------------------------------------------------------------------------------------

   OPPEN CAP APPR VA, SERV
   2006                   55,501      $1.19  to  $1.14      $69,738        0.17%     1.00%   to  2.20%    6.61%     to    5.34%
   2005                   47,222      $1.11  to  $1.08      $56,070        0.54%     1.00%   to  2.20%    3.82%     to    2.59%
   2004                   19,928      $1.07  to  $1.06      $23,049        0.13%     1.00%   to  2.20%    5.56%     to    6.61%(14)
   2003                   4,083       $1.01  to  $1.31       $4,432        0.12%     1.00%   to  1.85%   29.49%     to   31.00%(9)
   2002                   356         $0.78  to  $0.96         $279           --     1.00%   to  1.80%  (22.00%)(6) to   (4.00%)(8)
   ---------------------------------------------------------------------------------------------------------------------------

   OPPEN GLOBAL SEC VA
   2006                   162         $2.15  to  $2.15         $348        0.99%     1.40%   to  1.40%   16.06%     to   16.06%
   2005                   166         $1.85  to  $1.85         $308        1.03%     1.40%   to  1.40%   12.72%     to   12.72%
   2004                   219         $1.64  to  $1.64         $359        1.28%     1.40%   to  1.40%   17.51%     to   17.51%
   2003                   151         $1.40  to  $1.40         $211        0.76%     1.40%   to  1.40%   41.41%     to   41.41%
   2002                   154         $0.99  to  $0.99         $152        0.56%     1.40%   to  1.40%  (23.26%)    to  (23.26%)
   ---------------------------------------------------------------------------------------------------------------------------

   OPPEN GLOBAL SEC VA, SERV
   2006                   11,164      $1.68  to  $1.47      $18,921        0.81%     1.00%   to  2.20%   16.20%     to   14.81%
   2005                   10,083      $1.44  to  $1.28      $14,715        0.83%     1.00%   to  2.20%   12.93%     to   11.58%
   2004                   8,637       $1.28  to  $1.15      $11,190        0.94%     1.00%   to  2.20%   17.70%     to   15.65%(14)
   2003                   4,173       $1.09  to  $1.46       $4,595        0.22%     1.00%   to  1.85%   41.56%     to   46.00%(9)
   2002                   513         $0.77  to  $0.93         $396           --     1.00%   to  1.60%  (23.00%)(6) to   (7.00%)(8)
   ---------------------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    421

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   OPPEN HI INC VA
   2006                   1,307       $1.36  to  $1.36       $1,770        8.35%     1.40%   to  1.40%    7.91%     to    7.91%
   2005                   1,977       $1.26  to  $1.26       $2,482        6.94%     1.40%   to  1.40%    0.90%     to    0.90%
   2004                   2,447       $1.24  to  $1.24       $3,045        6.35%     1.40%   to  1.40%    7.45%     to    7.45%
   2003                   2,742       $1.16  to  $1.16       $3,176        7.21%     1.40%   to  1.40%   22.11%     to   22.11%
   2002                   3,065       $0.95  to  $0.95       $2,904       11.13%     1.40%   to  1.40%   (3.06%)    to   (3.06%)
   ---------------------------------------------------------------------------------------------------------------------------

   OPPEN HI INC VA, SERV
   2006                   4,234       $1.38  to  $1.27       $5,710        7.23%     1.00%   to  1.85%    8.15%     to    7.23%
   2005                   4,437       $1.28  to  $1.19       $5,549        6.27%     1.00%   to  1.85%    1.00%     to    0.14%
   2004                   4,722       $1.27  to  $1.19       $5,860        5.68%     1.00%   to  1.85%    7.65%     to    6.74%
   2003                   3,268       $1.18  to  $1.11       $3,838        1.56%     1.00%   to  1.85%   22.92%     to   11.00%(9)
   2002                   235         $0.96  to  $0.96         $225           --     1.00%   to  1.35%   (4.00%)(6) to   (4.00%)(6)
   ---------------------------------------------------------------------------------------------------------------------------

   OPPEN MAIN ST VA
   2006                   404         $1.13  to  $1.13         $456        1.06%     1.40%   to  1.40%   13.43%     to   13.43%
   2005                   449         $0.99  to  $0.99         $447        1.39%     1.40%   to  1.40%    4.51%     to    4.51%
   2004                   560         $0.95  to  $0.95         $532        0.86%     1.40%   to  1.40%    7.94%     to    7.94%
   2003                   465         $0.88  to  $0.88         $409        0.96%     1.40%   to  1.40%   23.94%     to   23.94%
   2002                   538         $0.71  to  $0.71         $379        0.76%     1.40%   to  1.40%  (19.32%)    to  (19.32%)
   ---------------------------------------------------------------------------------------------------------------------------

   OPPEN MAIN ST SM CAP VA, SERV
   2006                   5,995       $1.65  to  $1.40      $10,200        0.02%     1.00%   to  2.20%   13.52%     to   12.18%
   2005                   6,200       $1.45  to  $1.25       $9,333           --     1.00%   to  2.20%    8.63%     to    7.34%
   2004                   6,139       $1.34  to  $1.16       $8,531           --     1.00%   to  2.20%   18.00%     to   17.53%(14)
   2003                   3,352       $1.13  to  $1.44       $4,023           --     1.00%   to  1.85%   43.04%     to   44.00%(9)
   2002                   423         $0.79  to  $0.95         $342           --     1.00%   to  1.70%  (21.00%)(6) to   (5.00%)(7)
   ---------------------------------------------------------------------------------------------------------------------------

   OPPEN STRATEGIC BOND VA
   2006                   269         $1.54  to  $1.54         $414        4.11%     1.40%   to  1.40%    6.00%     to    6.00%
   2005                   276         $1.45  to  $1.45         $400        4.40%     1.40%   to  1.40%    1.25%     to    1.25%
   2004                   275         $1.43  to  $1.43         $394        5.73%     1.40%   to  1.40%    7.17%     to    7.17%
   2003                   247         $1.34  to  $1.34         $331        6.19%     1.40%   to  1.40%   16.52%     to   16.52%
   2002                   268         $1.15  to  $1.15         $308        7.66%     1.40%   to  1.40%    6.48%     to    6.48%
   ---------------------------------------------------------------------------------------------------------------------------

   OPPEN STRATEGIC BOND VA, SERV
   2006                   137,943     $1.39  to  $1.12     $172,640        3.37%     1.00%   to  2.20%    6.17%     to    4.91%
   2005                   83,333      $1.31  to  $1.07      $99,692        3.42%     1.00%   to  2.20%    1.47%     to    0.26%
   2004                   42,873      $1.29  to  $1.07      $51,868        3.49%     1.00%   to  2.20%    7.36%     to    6.60%(14)
   2003                   14,951      $1.20  to  $1.07      $17,584        1.28%     1.00%   to  1.85%   15.38%     to    7.00%(9)
   2002                   841         $1.04  to  $1.03         $868           --     1.00%   to  1.70%    4.00%(6)  to    3.00%(5)
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT DIV INC, CL IA
   2006                   1,459       $1.85  to  $1.85       $2,704        6.40%     1.40%   to  1.40%    5.13%     to    5.13%
   2005                   2,144       $1.76  to  $1.76       $3,778        7.96%     1.40%   to  1.40%    1.85%     to    1.85%
   2004                   2,899       $1.73  to  $1.73       $5,014        9.61%     1.40%   to  1.40%    8.06%     to    8.06%
   2003                   3,536       $1.60  to  $1.60       $5,658        9.28%     1.40%   to  1.40%   18.52%     to   18.52%
   2002                   4,181       $1.35  to  $1.35       $5,640        9.30%     1.40%   to  1.40%    4.65%     to    4.65%
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT DIV INC, CL IB
   2006                   1,382       $1.43  to  $1.43       $1,980        6.06%     1.40%   to  1.40%    4.82%     to    4.82%
   2005                   1,973       $1.37  to  $1.37       $2,696        7.43%     1.40%   to  1.40%    1.62%     to    1.62%
   2004                   2,283       $1.34  to  $1.34       $3,070        9.44%     1.40%   to  1.40%    7.69%     to    7.69%
   2003                   2,512       $1.25  to  $1.25       $3,138        9.01%     1.40%   to  1.40%   17.92%     to   17.92%
   2002                   2,872       $1.06  to  $1.06       $3,030        8.99%     1.40%   to  1.40%    4.95%     to    4.95%
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT GLOBAL EQ, CL IA
   2006                   786         $1.44  to  $1.44       $1,133        0.61%     1.40%   to  1.40%   21.80%     to   21.80%
   2005                   1,148       $1.18  to  $1.18       $1,359        1.07%     1.40%   to  1.40%    7.58%     to    7.58%
   2004                   1,504       $1.10  to  $1.10       $1,655        2.34%     1.40%   to  1.40%   12.36%     to   12.36%
   2003                   1,853       $0.98  to  $0.98       $1,815        1.23%     1.40%   to  1.40%   27.27%     to   27.27%
   2002                   2,036       $0.77  to  $0.77       $1,561        0.32%     1.40%   to  1.40%  (23.00%)    to  (23.00%)
   ---------------------------------------------------------------------------------------------------------------------------

 422    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   PUT VT GRO & INC, CL IA
   2006                   2,471       $2.79  to  $2.79       $6,889        4.44%     1.40%   to  1.40%   14.58%     to   14.58%
   2005                   3,345       $2.43  to  $2.43       $8,139        1.92%     1.40%   to  1.40%    4.04%     to    4.04%
   2004                   4,457       $2.34  to  $2.34      $10,425        1.84%     1.40%   to  1.40%    9.82%     to    9.82%
   2003                   5,362       $2.13  to  $2.13      $11,421        2.12%     1.40%   to  1.40%   26.04%     to   26.04%
   2002                   6,087       $1.69  to  $1.69      $10,296        1.83%     1.40%   to  1.40%  (19.91%)    to  (19.91%)
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT GRO & INC, CL IB
   2006                   9,523       $1.32  to  $1.65      $13,139        1.57%     1.00%   to  1.85%   14.76%     to   13.79%
   2005                   11,028      $1.15  to  $1.45      $13,318        1.57%     1.00%   to  1.85%    4.18%     to    3.30%
   2004                   11,821      $1.10  to  $1.40      $13,763        1.59%     1.00%   to  1.85%   10.01%     to    9.07%
   2003                   12,384      $1.00  to  $1.29      $13,193        1.74%     1.00%   to  1.85%   26.58%     to   29.00%(9)
   2002                   11,965      $0.79  to  $0.81      $10,182        1.51%     1.00%   to  1.50%  (20.20%)    to  (19.00%)(4)
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT HLTH SCIENCES, CL IB
   2006                   2,593       $1.38  to  $1.14       $3,242        0.30%     1.00%   to  2.20%    1.77%     to    0.56%
   2005                   2,461       $1.36  to  $1.14       $3,043        0.06%     1.00%   to  2.20%   12.08%     to   10.74%
   2004                   2,401       $1.21  to  $1.03       $2,660        0.17%     1.00%   to  2.20%    6.06%     to    2.56%(14)
   2003                   1,391       $1.14  to  $1.19       $1,457        0.30%     1.00%   to  1.85%   14.00%(8)* to   19.00%(9)
   2002                   261         $0.98  to  $0.84         $224           --     1.10%   to  1.70%   (2.00%)(8) to  (16.00%)(5)
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT HI YIELD, CL IA
   2006                   651         $1.91  to  $1.91       $1,247        8.35%     1.40%   to  1.40%    9.07%     to    9.07%
   2005                   870         $1.75  to  $1.75       $1,529        9.11%     1.40%   to  1.40%    2.04%     to    2.04%
   2004                   1,300       $1.72  to  $1.72       $2,237        8.58%     1.40%   to  1.40%    9.45%     to    9.45%
   2003                   1,564       $1.57  to  $1.57       $2,460       10.90%     1.40%   to  1.40%   24.60%     to   24.60%
   2002                   1,898       $1.26  to  $1.26       $2,385       13.64%     1.40%   to  1.40%   (1.56%)    to   (1.56%)
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT HI YIELD, CL IB
   2006                   677         $1.43  to  $1.43         $970        8.13%     1.40%   to  1.40%    9.00%     to    9.00%
   2005                   974         $1.31  to  $1.31       $1,280        8.15%     1.40%   to  1.40%    1.67%     to    1.67%
   2004                   1,139       $1.29  to  $1.29       $1,473        8.36%     1.40%   to  1.40%    9.01%     to    9.01%
   2003                   1,246       $1.19  to  $1.19       $1,478       10.58%     1.40%   to  1.40%   25.26%     to   25.26%
   2002                   1,409       $0.95  to  $0.95       $1,339       12.92%     1.40%   to  1.40%   (2.06%)    to   (2.06%)
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT INC, CL IB
   2006                   224         $1.34  to  $1.08         $265        3.98%     1.15%   to  1.80%    3.33%     to    2.66%
   2005                   224         $1.29  to  $1.06         $258        3.29%     1.15%   to  1.80%    1.19%     to    0.54%
   2004                   183         $1.28  to  $1.05         $211        3.82%     1.15%   to  1.80%    3.24%     to    2.58%
   2003                   207         $1.24  to  $1.02         $233        3.67%     1.15%   to  1.80%    3.33%     to    2.00%(4)*
   2002                   144         $1.20  to  $1.05         $166        2.53%     1.15%   to  1.60%    7.14%     to    5.00%(4)
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT INTL EQ, CL IB
   2006                   25,068      $1.64  to  $1.56      $31,943        0.61%     1.00%   to  2.20%   26.45%     to   24.95%
   2005                   26,955      $1.29  to  $1.25      $27,053        1.47%     1.00%   to  2.20%   11.08%     to    9.75%
   2004                   29,460      $1.17  to  $1.14      $26,369        1.45%     1.00%   to  2.20%   15.04%     to   14.40%(14)
   2003                   26,483      $1.01  to  $1.34      $20,529        0.81%     1.00%   to  1.85%   26.25%     to   34.00%(9)
   2002                   23,040      $0.80  to  $0.47      $13,368        0.84%     1.00%   to  1.70%  (20.00%)(6) to  (18.97%)
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT INTL GRO & INC, CL IB
   2006                   8           $1.64  to  $1.64          $13        1.17%     1.40%   to  1.40%   25.46%     to   25.46%
   2005                   8           $1.31  to  $1.31          $10        0.96%     1.40%   to  1.40%   12.52%     to   12.52%
   2004                   7           $1.16  to  $1.16           $8        1.26%     1.40%   to  1.40%   19.30%     to   19.30%
   2003                   7           $0.97  to  $0.97           $7        1.10%     1.40%   to  1.40%   34.72%     to   34.72%
   2002                   42          $0.72  to  $0.72          $30        0.62%     1.40%   to  1.40%  (14.29%)    to  (14.29%)
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT INTL NEW OPP, CL IB
   2006                   2,492       $0.99  to  $1.18       $2,502        1.34%     1.00%   to  1.40%   24.88%     to   24.38%
   2005                   2,873       $0.79  to  $0.95       $2,327        0.65%     1.00%   to  1.40%   17.19%     to   16.72%
   2004                   3,043       $0.68  to  $0.81       $2,108        1.35%     1.00%   to  1.40%   12.22%     to   11.77%
   2003                   4,466       $0.60  to  $0.73       $2,904        0.34%     1.00%   to  1.40%   30.43%     to   32.73%
   2002                   3,772       $0.46  to  $0.55       $1,791        0.53%     1.00%   to  1.40%  (13.21%)    to  (15.38%)
   ---------------------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    423

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   PUT VT NEW OPP, CL IA
   2006                   1,595       $2.17  to  $2.17       $3,458        0.19%     1.40%   to  1.40%    7.32%     to    7.32%
   2005                   2,187       $2.02  to  $2.02       $4,420        0.39%     1.40%   to  1.40%    8.80%     to    8.80%
   2004                   2,928       $1.86  to  $1.86       $5,432           --     1.40%   to  1.40%    9.03%     to    9.03%
   2003                   3,442       $1.70  to  $1.70       $5,858           --     1.40%   to  1.40%   30.77%     to   30.77%
   2002                   4,079       $1.30  to  $1.30       $5,307           --     1.40%   to  1.40%  (31.22%)    to  (31.22%)
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT RESEARCH, CL IB
   2006                   360         $1.22  to  $1.50         $442        0.54%     1.00%   to  1.85%   10.21%     to    9.28%
   2005                   360         $1.11  to  $1.38         $402        0.83%     1.00%   to  1.85%    3.97%     to    3.10%
   2004                   375         $1.07  to  $1.33         $404           --     1.00%   to  1.85%    6.49%     to    5.59%
   2003                   335         $1.00  to  $1.26         $337        0.10%     1.00%   to  1.85%   23.46%     to   26.00%(9)
   2002                   65          $0.81  to  $0.81          $52           --     1.00%   to  1.35%  (19.00%)(6) to  (19.00%)(6)
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT SM CAP VAL, CL IB
   2006                   25,782      $1.04  to  $1.42      $35,564        0.02%     1.05%   to  2.20%    4.43%(19) to   14.75%
   2005                   311         $1.26  to  $1.23         $389        0.14%     1.15%   to  2.20%    5.81%     to    4.71%
   2004                   126         $1.19  to  $1.18         $151           --     1.15%   to  2.20%   20.04%(14) to   19.20%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT VISTA, CL IB
   2006                   17,229      $0.75  to  $1.28      $12,138           --     1.00%   to  2.20%    4.41%     to    3.16%
   2005                   19,960      $0.71  to  $1.24      $13,431           --     1.00%   to  2.20%   11.04%     to    9.72%
   2004                   23,065      $0.64  to  $1.13      $13,950           --     1.00%   to  2.20%   17.43%     to   14.79%(14)
   2003                   24,994      $0.55  to  $1.32      $12,958           --     1.00%   to  1.85%   30.95%     to   32.00%(9)
   2002                   27,090      $0.42  to  $0.33      $10,597           --     1.00%   to  1.70%  (30.00%)    to  (31.25%)
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT VOYAGER, CL IA
   2006                   412         $1.41  to  $1.41         $583        0.40%     1.40%   to  1.40%    4.24%     to    4.24%
   2005                   604         $1.36  to  $1.36         $820        0.95%     1.40%   to  1.40%    4.47%     to    4.47%
   2004                   747         $1.30  to  $1.30         $971        0.48%     1.40%   to  1.40%    3.87%     to    3.87%
   2003                   906         $1.25  to  $1.25       $1,134        0.65%     1.40%   to  1.40%   23.76%     to   23.76%
   2002                   1,025       $1.01  to  $1.01       $1,039        0.88%     1.40%   to  1.40%  (27.34%)    to  (27.34%)
   ---------------------------------------------------------------------------------------------------------------------------

   PUT VT VOYAGER, CL IB
   2006                   1,946       $1.35  to  $1.35       $2,620        0.12%     1.40%   to  1.40%    3.97%     to    3.97%
   2005                   2,658       $1.30  to  $1.30       $3,443        0.70%     1.40%   to  1.40%    4.23%     to    4.23%
   2004                   3,108       $1.24  to  $1.24       $3,862        0.26%     1.40%   to  1.40%    3.57%     to    3.57%
   2003                   3,645       $1.20  to  $1.20       $4,373        0.39%     1.40%   to  1.40%   23.71%     to   23.71%
   2002                   4,080       $0.97  to  $0.97       $3,974        0.66%     1.40%   to  1.40%  (27.61%)    to  (27.61%)
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP BAL
   2006                   6,381       $1.13  to  $1.18       $9,672        2.49%     1.00%   to  1.80%   13.25%     to   12.35%
   2005                   7,089       $0.99  to  $1.05      $10,143        2.57%     1.00%   to  1.80%    2.89%     to    2.06%
   2004                   8,244       $0.97  to  $1.03      $11,890        2.27%     1.00%   to  1.80%    8.50%     to    7.65%
   2003                   8,383       $0.89  to  $0.96      $11,978        2.26%     1.00%   to  1.80%   18.67%     to   (4.00%)
   2002                   8,237       $0.75  to  $0.74      $10,219        2.58%     1.00%   to  1.80%  (13.79%)    to  (13.95%)(4)
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP CASH MGMT
   2006                   31,639      $1.10  to  $1.02      $34,059        4.40%     1.00%   to  2.20%    3.45%     to    2.22%
   2005                   26,657      $1.07  to  $0.99      $28,914        2.59%     1.00%   to  2.20%    1.59%     to    0.39%
   2004                   27,673      $1.05  to  $0.99      $29,764        0.73%     1.00%   to  2.20%   (0.27%)    to   (0.90%)(14)
   2003                   27,953      $1.05  to  $0.99      $29,988        0.51%     1.00%   to  1.85%   (0.94%)    to   (1.00%)(9)
   2002                   35,240      $1.06  to  $0.99      $38,732        1.16%     1.00%   to  1.80%    0.00%     to   (1.00%)(4)
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP DIV BOND
   2006                   168,698     $1.16  to  $1.05     $190,300        4.43%     1.00%   to  2.20%    3.37%     to    2.15%
   2005                   30,043      $1.13  to  $1.03      $38,123        3.71%     1.00%   to  2.20%    1.10%     to   (0.09%)
   2004                   31,737      $1.11  to  $1.03      $40,367        3.85%     1.00%   to  2.20%    3.45%     to    2.86%(14)
   2003                   15,697      $1.08  to  $1.02      $20,544        3.56%     1.00%   to  1.85%    3.85%     to    2.00%(9)
   2002                   9,269       $1.04  to  $1.01      $13,344        5.06%     1.00%   to  1.70%    4.00%(6)  to    1.00%(4)
   ---------------------------------------------------------------------------------------------------------------------------

 424    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   RVS VP DIV EQ INC
   2006                   144,108     $1.71  to  $1.50     $243,744        1.43%     1.00%   to  2.20%   18.56%     to   17.15%
   2005                   60,233      $1.44  to  $1.28      $88,882        1.74%     1.00%   to  2.20%   12.38%     to   11.04%
   2004                   12,504      $1.28  to  $1.15      $17,312        1.65%     1.00%   to  2.20%   17.03%     to   15.94%(14)
   2003                   8,086       $1.10  to  $1.44       $9,464        1.54%     1.00%   to  1.85%   41.03%     to   44.00%(9)
   2002                   3,592       $0.78  to  $0.86       $3,025        1.57%     1.00%   to  1.70%  (22.00%)(6) to  (20.37%)
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP EMER MKTS
   2006                   44,758      $1.13  to  $2.00      $88,998        0.35%     1.05%   to  2.20%   10.52%(19) to   31.00%
   2005                   27,965      $1.90  to  $1.52      $43,466        0.20%     1.15%   to  2.20%   32.27%     to   30.90%
   2004                   9,386       $1.43  to  $1.16      $11,078        6.36%     1.15%   to  2.20%   22.73%     to   18.99%(14)
   2003                   61          $1.17  to  $1.17          $71        1.42%     1.15%   to  1.25%   39.29%     to   39.29%
   2002                   94          $0.84  to  $0.84          $79           --     1.15%   to  1.25%   (6.67%)    to   (6.67%)
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP GLOBAL INFLATION PROT SEC
   2006                   108,657     $1.03  to  $1.02     $111,409        6.80%     1.05%   to  2.20%    2.99%(19) to    2.21%(19)
   2005                   --             --         --           --           --     --             --      --              --
   2004                   --             --         --           --           --     --             --      --              --
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP GRO
   2006                   1,089       $1.24  to  $1.23         $754        0.85%     1.00%   to  2.20%    9.98%     to    8.67%
   2005                   1,409       $1.13  to  $1.13         $847        0.37%     1.00%   to  2.20%    7.53%     to    6.25%
   2004                   1,450       $1.05  to  $1.07         $800        0.32%     1.00%   to  2.20%    7.35%     to    7.26%(14)
   2003                   1,426       $0.98  to  $1.22         $778        0.21%     1.00%   to  1.85%   20.99%     to   22.00%(9)
   2002                   790         $0.81  to  $0.38         $300        0.07%     1.00%   to  1.60%  (19.00%)(6) to  (26.92%)
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP HI YIELD BOND
   2006                   41,667      $1.06  to  $1.19      $51,788        7.47%     1.05%   to  2.20%    5.95%(19) to    8.41%
   2005                   25,254      $1.24  to  $1.10      $28,933        6.44%     1.15%   to  2.20%    2.83%     to    1.74%
   2004                   13,631      $1.21  to  $1.08      $15,492        6.97%     1.15%   to  2.20%   10.12%     to    8.02%(14)
   2003                   9,802       $1.10  to  $1.08      $10,237        7.71%     1.15%   to  1.80%   23.60%     to    8.00%(4)*
   2002                   9,364       $0.89  to  $0.83       $7,927        7.49%     1.15%   to  1.70%   (7.29%)    to   (7.78%)
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP INC OPP
   2006                   36,591      $1.05  to  $1.17      $42,427        6.49%     1.05%   to  2.20%    4.97%(19) to    5.64%
   2005                   52          $1.11  to  $1.10          $76        5.61%     1.15%   to  2.20%    2.12%     to    1.09%
   2004                   15,060      $1.09  to  $1.09      $16,390        6.58%     1.15%   to  2.20%    9.53%(15) to    8.84%(15)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP INTL OPP
   2006                   1,422       $1.07  to  $1.54       $2,439        1.88%     1.05%   to  2.20%    6.51%(19) to   21.48%
   2005                   1,686       $1.29  to  $1.27       $2,378        1.38%     1.15%   to  2.20%   12.55%     to   11.38%
   2004                   1,983       $1.14  to  $1.14       $2,515        1.10%     1.15%   to  2.20%   15.82%(14) to   15.01%(14)
   2003                   2,080       $1.11  to  $1.11       $2,309        0.92%     1.40%   to  1.40%   26.14%     to   26.14%
   2002                   2,254       $0.88  to  $0.88       $1,981        0.99%     1.40%   to  1.40%  (19.27%)    to  (19.27%)
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP LG CAP EQ
   2006                   95,900      $1.08  to  $1.23     $102,345        1.19%     1.00%   to  2.20%    8.36%(17) to   12.78%
   2005                   90,004      $1.11  to  $1.09      $85,540        1.14%     1.15%   to  2.20%    4.96%     to    3.87%
   2004                   57,070      $1.06  to  $1.05      $53,075        1.11%     1.15%   to  2.20%    5.87%(14) to    5.14%(14)
   2003                   6,065       $0.66  to  $1.31       $7,907        0.62%     1.20%   to  1.80%   26.92%     to   31.00%(10)
   2002                   5,886       $0.52  to  $0.51       $6,413        0.53%     1.20%   to  1.65%  (22.39%)    to  (23.88%)
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP LG CAP VAL
   2006                   114         $1.10  to  $1.31         $152        1.26%     1.05%   to  2.20%   10.48%(19) to   16.47%
   2005                   103         $1.14  to  $1.12         $117        1.57%     1.15%   to  2.20%    3.34%     to    2.27%
   2004                   43          $1.10  to  $1.10          $49        2.65%     1.15%   to  2.20%   10.84%(14) to   10.06%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    425

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   RVS VP MID CAP GRO
   2006                   6,311       $1.44  to  $1.12       $8,457        0.24%     1.00%   to  2.20%   (1.06%)    to   (2.24%)
   2005                   4,660       $1.46  to  $1.15       $6,202           --     1.00%   to  2.20%    9.03%     to    7.73%
   2004                   2,931       $1.33  to  $1.06       $3,592           --     1.00%   to  2.20%    8.02%     to    7.64%(14)
   2003                   139         $1.24  to  $1.26         $166           --     1.00%   to  1.85%   21.57%     to   26.00%(9)
   2002                   20          $1.02  to  $1.02          $20           --     1.00%   to  1.50%    2.00%(8)  to    2.00%(8)
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP S&P 500
   2006                   19,754      $1.00  to  $1.24      $21,856        1.45%     1.00%   to  2.20%   14.12%     to   12.76%
   2005                   20,792      $0.88  to  $1.10      $20,130        1.39%     1.00%   to  2.20%    3.37%     to    2.14%
   2004                   20,888      $0.85  to  $1.08      $19,455        1.48%     1.00%   to  2.20%    9.17%     to    8.75%(14)
   2003                   17,073      $0.78  to  $1.28      $13,890        1.22%     1.00%   to  1.85%   27.87%     to   28.00%(9)
   2002                   12,693      $0.61  to  $0.61       $7,773        1.04%     1.00%   to  1.35%  (23.75%)    to  (23.75%)
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP SELECT VAL
   2006                   27          $1.05  to  $1.22          $35        2.10%     1.05%   to  2.20%    5.22%(19) to   13.30%
   2005                   16          $1.09  to  $1.08          $18        0.66%     1.15%   to  2.20%   (0.64%)    to   (1.69%)
   2004                   2           $1.10  to  $1.09           $3        1.37%     1.15%   to  2.20%   10.66%(14) to    9.87%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP SHORT DURATION
   2006                   42,415      $1.21  to  $1.00      $47,909        3.80%     1.00%   to  2.20%    2.81%     to    1.59%
   2005                   37,202      $1.18  to  $0.99      $41,599        2.90%     1.00%   to  2.20%    0.57%     to   (0.63%)
   2004                   34,307      $1.17  to  $0.99      $38,866        2.45%     1.00%   to  2.20%   (0.15%)    to   (0.61%)(14)
   2003                   32,487      $1.17  to  $0.99      $37,273        2.30%     1.00%   to  1.85%    0.00%     to   (1.00%)(9)
   2002                   25,382      $1.17  to  $1.14      $29,393        2.87%     1.00%   to  1.70%    5.41%     to    3.64%
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP SM CAP ADV
   2006                   3,538       $1.56  to  $1.61       $4,952        0.04%     1.00%   to  1.80%   10.58%     to    9.70%
   2005                   4,222       $1.41  to  $1.47       $5,359           --     1.00%   to  1.80%    3.79%     to    2.97%
   2004                   4,474       $1.36  to  $1.42       $5,496        0.00%     1.00%   to  1.80%   17.36%     to   16.42%
   2003                   4,455       $1.16  to  $1.22       $4,704           --     1.00%   to  1.80%   46.84%     to   22.00%(4)*
   2002                   2,634       $0.79  to  $0.67       $1,921           --     1.00%   to  1.70%  (17.71%)    to  (18.29%)
   ---------------------------------------------------------------------------------------------------------------------------

   RVS VP SM CAP VAL
   2006                   57,275      $1.59  to  $1.40      $88,019        0.41%     1.00%   to  2.20%   19.06%     to   17.64%
   2005                   54,044      $1.34  to  $1.19      $70,303        0.25%     1.00%   to  2.20%    4.72%     to    3.47%
   2004                   19,542      $1.28  to  $1.15      $24,693        0.06%     1.00%   to  2.20%   18.82%     to   15.53%(14)
   2003                   1,963       $1.08  to  $1.40       $2,172        0.06%     1.00%   to  1.85%   36.71%     to   40.00%(9)
   2002                   297         $0.79  to  $0.79         $235        0.33%     1.00%   to  1.70%  (21.00%)(6) to  (21.00%)(5)
   ---------------------------------------------------------------------------------------------------------------------------

   ROYCE MICRO-CAP, INVEST CL
   2006                   1,661       $3.20  to  $2.79       $4,760        0.17%     1.40%   to  1.60%   19.39%     to   19.15%
   2005                   1,872       $2.68  to  $2.34       $4,494        0.52%     1.40%   to  1.60%   10.06%     to    9.84%
   2004                   2,287       $2.44  to  $2.13       $4,986           --     1.40%   to  1.60%   12.26%     to   12.04%
   2003                   1,775       $2.17  to  $1.90       $3,476           --     1.40%   to  1.60%   46.62%     to   47.29%
   2002                   2,098       $1.48  to  $1.29       $2,748           --     1.40%   to  1.60%  (13.95%)    to  (14.57%)
   ---------------------------------------------------------------------------------------------------------------------------

   ROYCE SM-CAP, INVEST CL
   2006                   1,189       $2.92  to  $2.79       $3,321        0.06%     1.40%   to  1.60%   13.97%     to   13.74%
   2005                   1,527       $2.57  to  $2.45       $3,740           --     1.40%   to  1.60%    7.06%     to    6.84%
   2004                   1,743       $2.40  to  $2.29       $3,997           --     1.40%   to  1.60%   23.22%     to   22.97%
   2003                   1,642       $1.95  to  $1.86       $3,066           --     1.40%   to  1.60%   39.29%     to   38.81%
   2002                   1,932       $1.40  to  $1.34       $2,594           --     1.40%   to  1.60%  (15.15%)    to  (15.19%)
   ---------------------------------------------------------------------------------------------------------------------------

   STI CVT CAP APPR
   2006                   4,234       $1.37  to  $1.11       $5,291        0.28%     1.00%   to  1.90%    9.73%     to    8.75%
   2005                   4,248       $1.25  to  $1.02       $4,843        0.17%     1.00%   to  1.90%   (1.88%)    to   (2.76%)
   2004                   1,751       $1.28  to  $1.05       $2,086        0.32%     1.00%   to  1.90%    5.69%     to    5.61%(14)
   2003                   564         $1.21  to  $1.20         $679           --     1.00%   to  1.85%   21.00%(9)  to   20.00%(9)
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

 426    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   STI CVT INTL EQ
   2006                   799         $2.33  to  $1.57       $1,359        1.71%     1.00%   to  1.90%   23.25%     to   22.15%
   2005                   76          $1.89  to  $1.29         $143        3.21%     1.00%   to  1.90%   11.84%     to   10.84%
   2004                   24          $1.69  to  $1.16          $41        1.85%     1.00%   to  1.90%   18.16%     to   16.85%(14)
   2003                   16          $1.43  to  $1.42          $23        1.14%     1.00%   to  1.85%   43.00%(9)  to   42.00%(9)
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   STI CVT INVEST GR BOND
   2006                   567         $1.09  to  $1.06         $618        4.22%     1.00%   to  1.90%    3.27%     to    2.35%
   2005                   516         $1.06  to  $1.04         $545        3.91%     1.00%   to  1.90%    1.16%     to    0.26%
   2004                   511         $1.05  to  $1.03         $536        3.35%     1.00%   to  1.90%    3.12%     to    3.20%(14)
   2003                   299         $1.01  to  $1.00         $304        3.50%     1.00%   to  1.85%    1.00%(9)  to    0.00%(9)
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   STI CVT LG CAP RELATIVE VAL
   2006                   2,626       $1.81  to  $1.35       $3,883        1.48%     1.00%   to  1.90%   15.04%     to   14.01%
   2005                   465         $1.57  to  $1.19         $681        0.95%     1.00%   to  1.90%    7.95%     to    6.98%
   2004                   403         $1.46  to  $1.11         $547        0.90%     1.00%   to  1.90%   13.17%     to   11.51%(14)
   2003                   246         $1.29  to  $1.27         $305        1.26%     1.00%   to  1.85%   29.00%(9)  to   27.00%(9)
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   STI CVT LG CAP VAL EQ
   2006                   437         $1.79  to  $1.36         $763        1.44%     1.00%   to  1.90%   21.25%     to   20.16%
   2005                   461         $1.48  to  $1.13         $667        1.64%     1.00%   to  1.90%    2.72%     to    1.81%
   2004                   448         $1.44  to  $1.11         $635        1.56%     1.00%   to  1.90%   14.15%     to   11.55%(14)
   2003                   235         $1.26  to  $1.26         $297        1.88%     1.00%   to  1.85%   26.00%(9)  to   26.00%(9)
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   STI CVT MID-CAP EQ
   2006                   138         $1.89  to  $1.41         $249        0.38%     1.00%   to  1.90%    9.62%     to    8.64%
   2005                   130         $1.72  to  $1.30         $215        0.45%     1.00%   to  1.90%   13.19%     to   12.18%
   2004                   141         $1.52  to  $1.16         $206        0.72%     1.00%   to  1.90%   15.66%     to   16.43%(14)
   2003                   82          $1.32  to  $1.30         $108        1.41%     1.00%   to  1.85%   32.00%(9)  to   30.00%(9)
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   STI CVT SM CAP VAL EQ
   2006                   3,248       $2.20  to  $1.48       $5,648        0.42%     1.00%   to  1.90%   14.95%     to   13.93%
   2005                   2,564       $1.92  to  $1.30       $4,056        0.49%     1.00%   to  1.90%   10.79%     to    9.80%
   2004                   1,362       $1.73  to  $1.18       $1,988        0.27%     1.00%   to  1.90%   22.95%     to   19.13%(14)
   2003                   228         $1.41  to  $1.39         $319        0.63%     1.00%   to  1.85%   41.00%(9)  to   39.00%(9)
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   THIRD AVE VAL
   2006                   1,978       $2.72  to  $2.91       $5,629        1.25%     1.40%   to  1.60%   14.18%     to   13.95%
   2005                   2,399       $2.39  to  $2.56       $5,967        1.32%     1.40%   to  1.60%   13.04%     to   12.81%
   2004                   2,369       $2.11  to  $2.27       $5,190        0.54%     1.40%   to  1.60%   18.23%     to   17.99%
   2003                   2,379       $1.79  to  $1.92       $4,402        0.18%     1.40%   to  1.60%   40.94%     to   40.15%
   2002                   2,861       $1.27  to  $1.37       $3,776        0.19%     1.40%   to  1.60%  (11.81%)    to  (12.18%)
   ---------------------------------------------------------------------------------------------------------------------------

   VANK LIT COMSTOCK, CL II
   2006                   206,921     $1.75  to  $1.30     $312,163        1.05%     1.00%   to  2.20%   14.89%     to   13.53%
   2005                   121,404     $1.52  to  $1.15     $162,337        0.63%     1.00%   to  2.20%    3.08%     to    1.85%
   2004                   38,969      $1.48  to  $1.13      $51,759        0.27%     1.00%   to  2.20%   16.26%     to   12.98%(14)
   2003                   3,766       $1.27  to  $1.30       $4,777        0.38%     1.00%   to  1.85%   29.59%     to   30.00%(9)
   2002                   578         $0.98  to  $0.98         $567           --     1.00%   to  1.80%   (2.00%)(8) to   (2.00%)(8)
   ---------------------------------------------------------------------------------------------------------------------------

   VANK LIT GRO & INC, CL II
   2006                   3,915       $1.72  to  $1.77       $6,595        0.97%     1.00%   to  1.85%   14.82%     to   13.85%
   2005                   3,937       $1.49  to  $1.55       $5,781        0.85%     1.00%   to  1.85%    8.63%     to    7.71%
   2004                   3,970       $1.38  to  $1.44       $5,382        0.60%     1.00%   to  1.85%   12.98%     to   12.03%
   2003                   1,897       $1.22  to  $1.29       $2,327        0.18%     1.00%   to  1.85%   27.08%     to   29.00%(9)
   2002                   124         $0.96  to  $0.96         $120           --     1.00%   to  1.50%   (4.00%)(8) to   (4.00%)(8)
   ---------------------------------------------------------------------------------------------------------------------------

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    427

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   VANK UIF U.S. REAL EST, CL I
   2006                   1,065       $2.80  to  $2.96       $2,898        1.10%     1.00%   to  1.85%   36.68%     to   35.52%
   2005                   1,136       $2.05  to  $2.18       $2,271        1.19%     1.00%   to  1.85%   15.89%     to   14.92%
   2004                   1,201       $1.77  to  $1.90       $2,082        1.73%     1.00%   to  1.85%   35.06%     to   33.92%
   2003                   525         $1.31  to  $1.42         $696           --     1.00%   to  1.85%   31.00%(8)* to   42.00%(9)
   2002                   60          $0.96  to  $0.96          $58       27.24%     1.10%   to  1.40%   (4.00%)(8) to   (4.00%)(8)
   ---------------------------------------------------------------------------------------------------------------------------

   VANK UIF U.S. REAL EST, CL II
   2006                   2,928       $1.23  to  $2.11       $6,148        1.00%     1.05%   to  2.20%   24.39%(19) to   34.68%
   2005                   2,828       $1.59  to  $1.57       $4,462        1.18%     1.15%   to  2.20%   15.42%     to   14.23%
   2004                   1,311       $1.38  to  $1.37       $1,803        0.77%     1.15%   to  2.20%   38.80%(14) to   37.83%(14)
   2003                   --             --         --           --           --     --             --      --              --
   2002                   --             --         --           --           --     --             --      --              --
   ---------------------------------------------------------------------------------------------------------------------------

   WANGER INTL SM CAP
   2006                   46,575      $1.09  to  $1.91      $84,164        0.44%     1.05%   to  2.20%    9.50%(19) to   34.19%
   2005                   26,574      $1.45  to  $1.42      $36,841        0.69%     1.15%   to  2.20%   20.14%     to   18.89%
   2004                   9,988       $1.21  to  $1.20      $11,135        0.16%     1.15%   to  2.20%   21.23%(14) to   20.38%(14)
   2003                   3,742       $1.04  to  $0.52       $3,311        0.14%     1.40%   to  1.60%   46.48%     to   48.57%
   2002                   1,688       $0.71  to  $0.35         $811           --     1.40%   to  1.60%  (14.46%)    to  (16.67%)
   ---------------------------------------------------------------------------------------------------------------------------

   WANGER U.S. SM CO
   2006                   39,559      $1.00  to  $1.32      $54,125        0.20%     1.05%   to  2.20%    0.44%(19) to    5.53%
   2005                   29,810      $1.27  to  $1.25      $38,709           --     1.15%   to  2.20%    9.98%     to    8.84%
   2004                   9,792       $1.16  to  $1.15      $11,758           --     1.15%   to  2.20%   16.98%(14) to   16.17%(14)
   2003                   1,322       $1.33  to  $1.01       $1,494           --     1.40%   to  1.60%   41.49%     to   40.28%
   2002                   1,191       $0.94  to  $0.72         $949           --     1.40%   to  1.60%  (18.26%)    to  (18.18%)
   ---------------------------------------------------------------------------------------------------------------------------

   WF ADV VT ASSET ALLOC
   2006                   25,783      $1.08  to  $1.21      $29,992        2.29%     1.05%   to  2.20%    8.78%(19) to    9.71%
   2005                   30,390      $1.13  to  $1.11      $31,846        2.06%     1.15%   to  2.20%    3.79%     to    2.70%
   2004                   33,126      $1.08  to  $1.08      $33,485        2.04%     1.15%   to  2.20%    8.94%(14) to    8.19%(14)
   2003                   34,765      $0.95  to  $1.24      $32,657        1.62%     1.20%   to  1.80%   20.25%     to   24.00%(10)
   2002                   34,091      $0.79  to  $0.77      $26,564        2.06%     1.20%   to  1.70%  (13.19%)    to  (14.44%)
   ---------------------------------------------------------------------------------------------------------------------------

   WF ADV VT C&B LG CAP VAL
   2006                   4,510       $1.12  to  $1.30       $5,657        1.53%     1.05%   to  2.20%   12.43%(19) to   19.46%
   2005                   4,339       $1.11  to  $1.09       $4,510        0.78%     1.15%   to  2.20%    1.93%     to    0.86%
   2004                   4,564       $1.08  to  $1.08       $4,663        1.61%     1.15%   to  2.20%    8.68%(14) to    7.92%(14)
   2003                   4,325       $0.94  to  $1.30       $4,035        1.68%     1.20%   to  1.80%   23.68%     to   30.00%(10)
   2002                   3,893       $0.76  to  $0.75       $2,937        1.40%     1.20%   to  1.70%  (24.75%)    to  (25.00%)
   ---------------------------------------------------------------------------------------------------------------------------

   WF ADV VT EQ INC
   2006                   17,876      $1.12  to  $1.29      $24,591        1.54%     1.05%   to  2.20%   12.22%(19) to   16.01%
   2005                   21,112      $1.13  to  $1.11      $24,863        1.46%     1.15%   to  2.20%    4.17%     to    3.10%
   2004                   18,932      $1.08  to  $1.08      $21,530        1.64%     1.15%   to  2.20%    8.58%(14) to    7.81%(14)
   2003                   15,051      $1.05  to  $1.27      $15,686        1.60%     1.20%   to  1.80%   25.00%     to   27.00%(10)
   2002                   14,017      $0.84  to  $0.83      $11,746        1.66%     1.20%   to  1.70%  (20.75%)    to  (20.95%)
   ---------------------------------------------------------------------------------------------------------------------------

   WF ADV VT INTL CORE
   2006                   3,457       $1.06  to  $1.40       $3,509        1.73%     1.05%   to  2.20%    5.91%(19) to   18.19%
   2005                   3,442       $1.20  to  $1.18       $2,929        1.95%     1.15%   to  2.20%    8.44%     to    7.29%
   2004                   3,415       $1.11  to  $1.10       $2,687        0.23%     1.15%   to  2.20%   10.84%(14) to   10.06%(14)
   2003                   2,654       $0.73  to  $1.39       $1,925        0.31%     1.20%   to  1.80%   30.36%     to   39.00%(10)
   2002                   1,983       $0.56  to  $0.56       $1,110        0.20%     1.20%   to  1.70%  (24.32%)    to  (23.29%)
   ---------------------------------------------------------------------------------------------------------------------------

   WF ADV VT LG CO CORE
   2006                   2,737       $1.11  to  $1.14       $2,015        0.68%     1.05%   to  2.20%   12.12%(19) to   13.12%
   2005                   3,341       $1.03  to  $1.01       $2,143        0.56%     1.15%   to  2.20%   (3.36%)    to   (4.35%)
   2004                   3,515       $1.06  to  $1.06       $2,336           --     1.15%   to  2.20%    7.38%(14) to    6.63%(14)
   2003                   3,213       $0.62  to  $1.24       $1,989           --     1.20%   to  1.80%   21.57%     to   24.00%(10)
   2002                   2,890       $0.51  to  $0.50       $1,469        0.12%     1.20%   to  1.70%  (27.14%)    to  (27.54%)
   ---------------------------------------------------------------------------------------------------------------------------

 428    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                          AT DEC. 31                 ---------------------------------------------------------
                          ------------------------------------------                   EXPENSE RATIO
                           UNITS  ACCUMULATION UNIT VALUE NET ASSETS    INVESTMENT       LOWEST TO           TOTAL RETURN
                           (000S)    LOWEST TO HIGHEST      (000S)   INCOME RATIO(1)     HIGHEST(2)      LOWEST TO HIGHEST(3)
                          ----------------------------------------------------------------------------------------------------


   WF ADV VT LG CO GRO
   2006                   70,059      $1.02  to  $1.06      $55,372           --     1.05%   to  2.20%    3.29%(19) to    0.13%
   2005                   69,394      $1.08  to  $1.06      $52,952        0.18%     1.15%   to  2.20%    4.49%     to    3.41%
   2004                   54,368      $1.03  to  $1.02      $37,475           --     1.15%   to  2.20%    4.28%(14) to    3.55%(14)
   2003                   52,739      $0.66  to  $1.30      $34,570           --     1.20%   to  1.80%   24.53%     to   30.00%(10)
   2002                   51,559      $0.53  to  $0.52      $27,082           --     1.20%   to  1.70%  (28.38%)    to  (29.73%)
   ---------------------------------------------------------------------------------------------------------------------------

   WF ADV VT MONEY MKT
   2006                   9,996       $1.02  to  $1.02      $10,765        4.31%     1.05%   to  2.20%    2.41%(19) to    2.15%
   2005                   10,781      $1.01  to  $0.99      $11,261        2.53%     1.15%   to  2.20%    1.41%     to    0.35%
   2004                   10,935      $1.00  to  $0.99      $11,367        0.68%     1.15%   to  2.20%   (0.18%)(14)to   (0.89%)(14)
   2003                   14,638      $1.06  to  $0.99      $15,242        0.66%     1.20%   to  1.80%    0.00%     to   (1.00%)(10)
   2002                   20,466      $1.06  to  $1.04      $21,473        1.33%     1.20%   to  1.70%    0.00%     to    0.00%
   ---------------------------------------------------------------------------------------------------------------------------

   WF ADV VT SM CAP GRO
   2006                   12,727      $1.02  to  $1.32       $6,434           --     1.05%   to  2.20%    2.08%(19) to   20.08%
   2005                   14,211      $1.12  to  $1.10       $5,929           --     1.15%   to  2.20%    5.03%     to    3.94%
   2004                   16,045      $1.06  to  $1.06       $6,389           --     1.15%   to  2.20%    8.95%(14) to    8.18%(14)
   2003                   16,745      $0.36  to  $1.49       $5,940           --     1.20%   to  1.80%   44.00%     to   49.00%(10)
   2002                   16,169      $0.25  to  $0.25       $4,090           --     1.20%   to  1.70%  (40.48%)    to  (39.02%)
   ---------------------------------------------------------------------------------------------------------------------------

   WF ADV VT TOTAL RETURN BOND
   2006                   52,495      $1.04  to  $1.04      $63,183        4.42%     1.05%   to  2.20%    4.37%(19) to    1.57%
   2005                   21,845      $1.04  to  $1.03      $26,184        3.70%     1.15%   to  2.20%    0.74%     to   (0.31%)
   2004                   11,723      $1.04  to  $1.03      $14,553        3.39%     1.15%   to  2.20%    3.39%(14) to    2.68%(14)
   2003                   7,836       $1.30  to  $1.01      $10,043        4.21%     1.20%   to  1.80%    6.56%     to    1.00%(10)
   2002                   8,505       $1.22  to  $1.18      $10,200        5.93%     1.20%   to  1.70%    7.02%     to    5.36%
   ---------------------------------------------------------------------------------------------------------------------------


    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
    (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.
    (4) Operations commenced on March 1, 2002.
    (5) Operations commenced on May 1, 2002.
    (6) Operations commenced on May 21, 2002.
    (7) Operations commenced on July 31, 2002.
    (8) Operations commenced on Aug. 30, 2002.
    (9) Operations commenced on Jan. 29, 2003.
   (10) Operations commenced on March 3, 2003.
   (11) Operations commenced on April 7, 2003.
   (12) Operations commenced on April 14, 2003.
   (13) Operations commenced on Dec. 8, 2003.
   (14) Operations commenced on April 30, 2004.
   (15) Operations commenced on June 1, 2004.
   (16) Operations commenced on Feb. 25, 2005.
   (17) Operations commenced on March 17, 2006.
   (18) Operations commenced on April 28, 2006.
   (19) Operations commenced on May 1, 2006.
     *  No activity in 2002.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    429

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE COMPANY
We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, formerly IDS Life Insurance Company, (a wholly-owned subsidiary of Ameriprise Financial, Inc.) as of December 31, 2006 and 2005, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2006 and 2005, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                         (LOGO)

Minneapolis, Minnesota

February 26, 2007


 430    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)



DECEMBER 31,                                                                2006        2005



 ASSETS
Investments:
Available-for-Sale:
    Fixed maturities, at fair value (amortized cost: 2006, $25,289;
          2005, $27,817)                                                  $24,995     $27,753
    Common and preferred stocks, at fair value (cost: 2006, $30; 2005,
          $0)                                                                  31          --
Mortgage loans on real estate, at cost (less allowance for loan losses:
  2006, $37; 2005, $41)                                                     2,790       2,842
Policy loans                                                                  642         605
Trading securities and other investments                                      241         548
---------------------------------------------------------------------------------------------
       Total investments                                                   28,699      31,748

Cash and cash equivalents                                                     160         272
Reinsurance recoverables                                                    1,137         983
Amounts due from brokers                                                        7           4
Other accounts receivable                                                      90          63
Accrued investment income                                                     309         329
Deferred acquisition costs                                                  4,411       4,036
Deferred sales inducement costs                                               452         370
Other assets                                                                  321         220
Separate account assets                                                    49,287      37,930
---------------------------------------------------------------------------------------------
       Total assets                                                       $84,873     $75,955
---------------------------------------------------------------------------------------------

 LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                    $29,561     $32,312
Policy claims and other policyholders' funds                                   93          90
Amounts due to brokers                                                        132          32
Deferred income taxes, net                                                     90           9
Other liabilities                                                             440         421
Separate account liabilities                                               49,287      37,930
---------------------------------------------------------------------------------------------
       Total liabilities                                                   79,603      70,794
---------------------------------------------------------------------------------------------

Shareholder's equity:
    Common stock, $30 par value; 100,000 shares authorized, issued and
          outstanding                                                           3           3
    Additional paid-in capital                                              2,021       2,020
    Retained earnings                                                       3,455       3,269
    Accumulated other comprehensive loss, net of tax:
       Net unrealized securities losses                                      (168)        (91)
       Net unrealized derivative losses                                       (41)        (40)
---------------------------------------------------------------------------------------------
    Total accumulated other comprehensive loss                               (209)       (131)
---------------------------------------------------------------------------------------------
       Total shareholder's equity                                           5,270       5,161
---------------------------------------------------------------------------------------------
       Total liabilities and shareholder's equity                         $84,873     $75,955
---------------------------------------------------------------------------------------------



See Notes to Consolidated Financial Statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    431

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)



YEARS ENDED DECEMBER 31,                                            2006       2005       2004



 REVENUES
Premiums:
    Traditional life insurance                                     $   72     $   75     $   68
    Disability income and long term care insurance                    322        295        284
-----------------------------------------------------------------------------------------------
       Total premiums                                                 394        370        352
Net investment income                                               1,661      1,789      1,775
Contractholder and policyholder charges                               637        577        555
Mortality and expense risk and other fees                             636        489        430
Net realized investment gain                                           51         48         27
-----------------------------------------------------------------------------------------------
       Total revenues                                               3,379      3,273      3,139
-----------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSES
Death and other benefits:
    Traditional life insurance                                         28         42         37
    Investment contracts and universal life-type insurance            267        232        228
    Disability income and long term care insurance                     83         76         67
Increase in liabilities for future policy benefits:
    Traditional life insurance                                         --          5          1
    Disability income and long term care insurance                    143        141        123
Interest credited to account values                                 1,052      1,111      1,128
Amortization of deferred acquisition costs                            356        316        261
Separation costs                                                      131        121         --
Other insurance and operating expenses                                641        588        502
-----------------------------------------------------------------------------------------------
       Total benefits and expenses                                  2,701      2,632      2,347
-----------------------------------------------------------------------------------------------
Income before income tax provision and accounting change              678        641        792
Income tax provision                                                  192        182        226
-----------------------------------------------------------------------------------------------
Income before accounting change                                       486        459        566
Cumulative effect of accounting change, net of tax                     --         --        (70)
-----------------------------------------------------------------------------------------------
       Net income                                                  $  486     $  459     $  496
-----------------------------------------------------------------------------------------------



See Notes to Consolidated Financial Statements.


 432    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)



YEARS ENDED DECEMBER 31,                                             2006        2005        2004



 CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                         $   486     $   459     $   496
Adjustments to reconcile net income to net cash provided by
  operating activities:
    Cumulative effect of accounting change, net of tax                  --          --          70
    Amortization of deferred acquisition costs                         356         316         261
    Amortization of deferred sales inducement costs                     48          40          34
    Capitalization of deferred acquisition costs                      (687)       (633)       (534)
    Capitalization of deferred sales inducement costs                 (126)        (94)        (71)
    Amortization of premium, net                                        75          83          93
    Deferred income taxes                                              123         122          70
    Contractholder and policyholder charges, non-cash                 (220)       (232)       (232)
    Net realized investment gain                                       (51)        (48)        (27)
    Net realized gain on trading securities and equity method
          investments in hedge funds                                   (16)        (24)        (38)
Change in operating assets and liabilities:
    Trading securities and equity method investments in hedge
          funds, net                                                   297         247           7
    Future policy benefits for traditional life, disability
          income and long term care insurance                          274         230         235
    Policy claims and other policyholders' funds                         2          20           2
    Policy loans, excluding universal life-type insurance:
       Repayment                                                        35          36          37
       Issuance                                                        (39)        (39)        (39)
    Reinsurance recoverables                                          (154)       (106)       (122)
    Other accounts receivable                                          (27)        (10)         16
    Accrued investment income                                           20          23           4
    Other assets and liabilities, net                                 (280)         47          (3)
--------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                              116         437         259
--------------------------------------------------------------------------------------------------

 CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
    Proceeds from sales                                              1,897       3,124       1,603
    Maturities, sinking fund payments and calls                      2,014       2,242       1,931
    Purchases                                                       (1,433)     (5,780)     (4,393)
Other investments, excluding policy loans:
    Proceeds from sales, maturities, sinking fund payments and
          calls                                                        519         653         690
    Purchases                                                         (441)       (543)       (402)
Change in amounts due to and from brokers, net                          98        (128)        (71)
Change in restricted cash                                               --         536         299
--------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                  2,654         104        (343)
--------------------------------------------------------------------------------------------------

 CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-type insurance:
    Considerations received                                          1,267       1,532       2,351
    Interest credited to account values                              1,052       1,111       1,128
    Surrenders and other benefits                                   (4,869)     (3,330)     (2,716)
Policy loans:
    Repayment                                                          108          89          84
    Issuance                                                          (140)       (103)        (93)
Capital contribution from Ameriprise Financial, Inc.                    --         650          --
Cash dividend to Ameriprise Financial, Inc.                           (300)       (380)       (930)
--------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                               (2,882)       (431)       (176)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                  (112)        110        (260)
Cash and cash equivalents at beginning of year                         272         162         422
--------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                           $   160     $   272     $   162
--------------------------------------------------------------------------------------------------

Supplemental disclosures:
    Income taxes paid, net                                         $    64     $    96     $   196
    Interest paid on borrowings                                    $     1     $    --     $    --



See Notes to Consolidated Financial Statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    433

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2006
(IN MILLIONS)


                                                              ADDITIONAL                    ACCUMULATED OTHER
                                                  COMMON        PAID-IN       RETAINED        COMPREHENSIVE
                                                   STOCK        CAPITAL       EARNINGS        INCOME/(LOSS)         TOTAL

--------------------------------------------------------------------------------------------------------------------------


BALANCES AT DECEMBER 31, 2003                       $ 3         $1,370         $3,624             $ 399            $ 5,396
Comprehensive income:
    Net income                                       --             --            496                --                496
    Change in unrealized holding losses on
          securities, net                            --             --             --               (35)               (35)
    Change in unrealized derivative losses,
          net                                        --             --             --               (23)               (23)
                                                                                                                    ------
Total comprehensive income                           --             --             --                --                438
Cash dividends to Ameriprise Financial,
  Inc.                                               --             --           (930)               --               (930)
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2004                       $ 3         $1,370         $3,190             $ 341            $ 4,904
Comprehensive loss:
    Net income                                       --             --            459                --                459
    Change in unrealized holding losses on
          securities, net                            --             --             --              (461)              (461)
    Change in unrealized derivative losses,
          net                                        --             --             --               (11)               (11)
                                                                                                                    ------
Total comprehensive loss                             --             --             --                --                (13)
Capital contribution from Ameriprise
  Financial, Inc.                                    --            650             --                --                650
Cash dividend to Ameriprise Financial, Inc.          --             --           (380)               --               (380)
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                       $ 3         $2,020         $3,269             $(131)           $ 5,161
Comprehensive income:
    Net income                                       --             --            486                --                486
    Change in unrealized holding losses on
          securities, net                            --             --             --               (77)               (77)
    Change in unrealized derivative losses,
          net                                        --             --             --                (1)                (1)
                                                                                                                    ------
Total comprehensive income                           --             --             --                --                408
Tax adjustment of share-based incentive
  employee compensation plan                         --              1             --                --                  1
Cash dividend to Ameriprise Financial, Inc.          --             --           (300)               --               (300)
--------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                       $ 3         $2,021         $3,455             $(209)           $ 5,270
--------------------------------------------------------------------------------------------------------------------------



See Notes to Consolidated Financial Statements.


 434    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
RiverSource Life Insurance Company, formerly known as IDS Life Insurance Company, is a stock life insurance company with one wholly-owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2006, IDS Life Insurance Company completed an Agreement and Plan of Merger with both American Enterprise Life Insurance Company ("American Enterprise Life") and American Partners Life Insurance Company ("American Partners Life") whereby both companies merged with and into IDS Life Insurance Company. As a result of the merger, American Enterprise Life and American Partners Life ceased to exist. Prior to the merger, both companies were wholly-owned operating subsidiaries of IDS Life Insurance Company. Immediately following the merger, IDS Life Insurance Company changed its name to RiverSource Life Insurance Company.

Also on December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life Insurance Company of New York ("IDS Life of New York"). As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

RiverSource Life Insurance Company and its subsidiary are referred to collectively in these notes as "RiverSource Life".

No material effect on the consolidated financial condition and results of operations is expected for RiverSource Life as a result of the mergers.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life has been allocated $252 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a significant portion of the remaining separation costs in 2007. RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    435

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life discontinued underwriting new long term care ("LTC") policies as of December 31, 2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and, its wholly-owned subsidiary, RiverSource Life of NY. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 11. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest, except for variable interest entities which are consolidated when certain conditions are met and immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

RiverSource Life also consolidates all variable interest entities ("VIEs") for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual return, or both. RiverSource Life liquidated its interest in all consolidated VIEs during 2004 and 2005. There were no consolidated VIEs as of December 31, 2006 and 2005.

Qualifying Special Purpose Entities ("QSPEs") are not consolidated. Such QSPEs included a securitization trust containing a majority of RiverSource Life's rated collateralized debt obligations ("CDOs") for which RiverSource Life sold all of its retained interests in 2005.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments and hedging activities, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.


 436    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

BALANCE SHEET
INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments are hedge fund investments, separate account and mutual fund seed money and syndicated loans. Separate account and mutual fund seed money is carried at fair market value with changes in value recognized within net investment income. The carrying value of equity method investments in hedge funds reflects RiverSource Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment, and approximate fair value. Syndicated loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
RiverSource Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life remains primarily liable as the direct insurer on all risks reinsured.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    437

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Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies except those sold by RiverSource Life of NY prior to 1996, RiverSource Life retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to affiliates of Genworth Financial, Inc. ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life's long term care liabilities was $945 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2001, risk on most term life policies is reinsured on a coinsurance basis.

RiverSource Life retains all risk for new claims on disability income ("DI") contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are recorded at fair value within other assets or liabilities. The fair value of RiverSource Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for the change in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life generally designates its hedges as cash flows hedges or accounts for them as economic hedges.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge is de-designated or terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

RiverSource Life currently has economic hedges that either do not qualify or are not designated as accounting hedges. For derivative financial instruments that do not qualify for hedge accounting,or are not designated as hedges,changes in fair value are reported in current period earnings generally as a component of net investment income.


 438    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

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SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS'FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders'funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.

In determining the liabilities for variable annuity death benefits and GMIB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders'funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    439

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Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale; commercial mortgage loans on real estate and policy loans; mark-to-market of trading securities and certain derivatives; and pro-rata share of net income or loss of equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. RiverSource Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.


 440    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

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Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts and equity indexed annuities in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimate will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.


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Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life from its parent,Ameriprise Financial for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.

3. RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life is currently evaluating the impact of SFAS 157 on its consolidated financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its consolidated financial condition and results of operations is not expected to be significant.


 442    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

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Effective January 1, 2006, RiverSource Life adopted SFAS No. 154, "Accounting
Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life's consolidated financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $210 million and an after-tax decrease to retained earnings of approximately $137 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities;
(ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $71 million ($109 million pretax). The cumulative effect of accounting change consisted of: (i) $43 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($33 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($10 million); and (ii) $66 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26 million offset). Prior to RiverSource Life's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $53 million (of which $33 million was part of the adoption charges described previously). RiverSource Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.


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4. INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:


                                                                            GROSS        GROSS
                                                             AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2006 (IN MILLIONS)                                 COST        GAINS       LOSSES      VALUE
----------------------------------------------------------------------------------------------------------


Fixed maturities:
Corporate debt securities                                     $12,232       $119         $(262)    $12,089
Mortgage and other asset-backed securities                      9,398         27          (175)      9,250
Foreign corporate bonds and obligations                         3,080         39           (68)      3,051
U.S. government and agencies obligations                          295         13            (5)        303
State and municipal obligations                                   165          4            (4)        165
Foreign government bonds and obligations                          117         18            --         135
Structured investments(a)                                           2         --            --           2
----------------------------------------------------------------------------------------------------------
Total fixed maturities                                         25,289        220          (514)     24,995
Common and preferred stocks                                        30          1            --          31
----------------------------------------------------------------------------------------------------------
    Total                                                     $25,319       $221         $(514)    $25,026
----------------------------------------------------------------------------------------------------------



   (a) Includes unconsolidated collateralized debt obligations.


                                                                            GROSS        GROSS
                                                             AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2005 (IN MILLIONS)                                 COST        GAINS       LOSSES      VALUE

----------------------------------------------------------------------------------------------------------


Fixed maturities:
Corporate debt securities                                     $13,319       $208         $(199)    $13,328
Mortgage and other asset-backed securities                     10,805         46          (159)     10,692
Foreign corporate bonds and obligations                         3,149         67           (55)      3,161
U.S. government and agencies obligations                          300         16            (5)        311
State and municipal obligations                                   114          3            (3)        114
Foreign government bonds and obligations                          128         17            --         145
Structured investments(a)                                           2         --            --           2
----------------------------------------------------------------------------------------------------------
Total fixed maturities                                         27,817        357          (421)     27,753
Common and preferred stocks                                        --         --            --          --
----------------------------------------------------------------------------------------------------------
     Total                                                    $27,817       $357         $(421)    $27,753
----------------------------------------------------------------------------------------------------------



   (a) Includes unconsolidated collateralized debt obligations.

At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% of RiverSource Life's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.2 billion and $1.0 billion of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:


RATING                                                                     2006      2005

-----------------------------------------------------------------------------------------


AAA                                                                          38%       40%
AA                                                                            9         6
A                                                                            19        21
BBB                                                                          27        26
Below investment grade                                                        7         7
-----------------------------------------------------------------------------------------
    Total                                                                   100%      100%
-----------------------------------------------------------------------------------------


At December 31, 2006 and 2005, approximately 47% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.


 444    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:


                                                                                                               TOTAL
(IN MILLIONS)                                LESS THAN 12 MONTHS           12 MONTHS OR MORE
-------------------------------------------------------------------------------------------------------------------------------
                                            FAIR        UNREALIZED       FAIR        UNREALIZED        FAIR         UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE         LOSSES         VALUE         LOSSES          VALUE          LOSSES

-------------------------------------------------------------------------------------------------------------------------------


Corporate debt securities                  $1,166          $(16)        $ 7,680        $(246)         $ 8,846         $(262)
Mortgage and other asset-backed
  securities                                  862            (5)          6,616         (170)           7,478          (175)
Foreign corporate bonds and obligations       196            (3)          1,834          (65)           2,030           (68)
U.S. government and agencies
  obligations                                   5            --             214           (5)             219            (5)
State and municipal obligations                 3            --              81           (4)              84            (4)
Foreign government bonds and
  obligations                                  --            --               3           --                3            --
Structured investments                          1            --              --           --                1            --
-------------------------------------------------------------------------------------------------------------------------------
    Total                                  $2,233          $(24)        $16,428        $(490)         $18,661         $(514)
-------------------------------------------------------------------------------------------------------------------------------


The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:


(IN MILLIONS)                                LESS THAN 12 MONTHS           12 MONTHS OR MORE                   TOTAL
-------------------------------------------------------------------------------------------------------------------------------
                                            FAIR        UNREALIZED       FAIR        UNREALIZED        FAIR         UNREALIZED
DESCRIPTION OF SECURITIES:                  VALUE         LOSSES         VALUE         LOSSES          VALUE          LOSSES

-------------------------------------------------------------------------------------------------------------------------------


Corporate debt securities                  $ 6,184        $(133)        $1,619         $ (66)         $ 7,803         $(199)
Mortgage and other asset-backed
  securities                                 6,002          (88)         2,059           (71)           8,061          (159)
Foreign corporate bonds and obligations      1,204          (31)           535           (24)           1,739           (55)
U.S. government and agencies
  obligations                                  149           (3)            72            (2)             221            (5)
State and municipal obligations                 67           (2)            15            (1)              82            (3)
Foreign government bonds and
  obligations                                   13           --             --            --               13            --
Structured investments                           2           --             --            --                2            --
-------------------------------------------------------------------------------------------------------------------------------
    Total                                  $13,621        $(257)        $4,300         $(164)         $17,921         $(421)
-------------------------------------------------------------------------------------------------------------------------------


In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:


(IN MILLIONS, EXCEPT
NUMBER OF SECURITIES)
                                     LESS THAN 12 MONTHS                 12 MONTHS OR MORE                   TOTAL
-------------------------------------------------------------------------------------------------------------------------
                                                       GROSS                               GROSS
RATIO OF FAIR VALUE TO         NUMBER OF    FAIR    UNREALIZED    NUMBER OF     FAIR    UNREALIZED    NUMBER OF     FAIR
AMORTIZED COST                SECURITIES    VALUE     LOSSES     SECURITIES    VALUE      LOSSES     SECURITIES    VALUE

-------------------------------------------------------------------------------------------------------------------------


95% - 100%                        178      $2,233      $(24)         657      $15,304      $(407)        835      $17,537
90% - 95%                          --          --        --           59        1,035        (69)         59        1,035
80% - 90%                          --          --        --            6           89        (14)          6           89
-------------------------------------------------------------------------------------------------------------------------
    Total                         178      $2,233      $(24)         722      $16,428      $(490)        900      $18,661
-------------------------------------------------------------------------------------------------------------------------

(IN MILLIONS, EXCEPT
NUMBER OF SECURITIES)            TOTAL
----------------------------------------
                                 GROSS
RATIO OF FAIR VALUE TO        UNREALIZED
AMORTIZED COST                  LOSSES

----------------------------------------


95% - 100%                       $(431)
90% - 95%                          (69)
80% - 90%                          (14)
----------------------------------------
    Total                        $(514)
----------------------------------------


A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above,a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective,the gross unrealized losses were not concentrated in any individual industries or with any individual securities. However,the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto and paper industries. The largest unrealized loss associated with an individual issuer,excluding GNMA,FNMA and FHLMC mortgage-backed securities, was $5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    445

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of Note 2 for information regarding RiverSource Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive income
(loss):


(IN MILLIONS)                                                    2006             2005           2004

-------------------------------------------------------------------------------------------------------


Holding (losses) gains, net of tax of $63, $261 and $23,
  respectively                                                  $(116)            $(485)         $ 42
Reclassification of realized gains, net of tax of $17,
  $17 and $11, respectively                                       (33)              (32)          (20)
DAC, net of tax of $15, $28 and $3, respectively                   29                53             6
DSIC, net of tax of $2, $5 and $4, respectively                     3                 8            (7)
Fixed annuity liabilities, net of tax of $22, $3 and $30,
  respectively                                                     40                (5)          (56)
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                $ (77)            $(461)         $(35)
-------------------------------------------------------------------------------------------------------


Available-for-Sale securities by maturity at December 31, 2006 were as follows:


                                                                        AMORTIZED        FAIR
(IN MILLIONS)                                                             COST          VALUE

-----------------------------------------------------------------------------------------------


Due within one year                                                      $   521       $   522
Due after one year through five years                                      6,625         6,592
Due after five years through 10 years                                      7,558         7,395
Due after 10 years                                                         1,185         1,234
-----------------------------------------------------------------------------------------------
                                                                          15,889        15,743
Mortgage and other asset-backed securities                                 9,398         9,250
Structured investments                                                         2             2
Common and preferred stocks                                                   30            31
-----------------------------------------------------------------------------------------------
Total                                                                    $25,319       $25,026
-----------------------------------------------------------------------------------------------


The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:


(IN MILLIONS)                                                    2006             2005           2004

-------------------------------------------------------------------------------------------------------


Sales                                                          $ 1,897           $ 3,124       $ 1,603
Maturities, sinking fund payments and calls                    $ 2,014           $ 2,242       $ 1,931
Purchases                                                      $(1,433)          $(5,780)      $(4,393)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:


(IN MILLIONS)                                                    2006             2005           2004

-------------------------------------------------------------------------------------------------------


Gross realized gains from sales                                  $ 60             $108           $ 48
Gross realized losses from sales                                 $(10)            $(39)          $(18)
Other-than-temporary impairments                                 $ --             $(19)          $ --




 446    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The $19 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $25 million.

At December 31, 2006 and 2005, bonds carried at $18 and $16 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET
The following is a summary of commercial mortgage loans on real estate and syndicated loans at December 31:


(IN MILLIONS)                                                             2006           2005

-----------------------------------------------------------------------------------------------


Commercial mortgage loans on real estate                                 $2,827         $2,883
Less: allowance for loan losses                                             (37)           (41)
-----------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net                            $2,790         $2,842
-----------------------------------------------------------------------------------------------

Syndicated loans                                                         $  112         $  131
Less: allowance for loan losses                                              (4)            (4)
-----------------------------------------------------------------------------------------------
Net syndicated loans                                                     $  108         $  127
-----------------------------------------------------------------------------------------------


Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

At December 31, 2006 and 2005, RiverSource Life's recorded investment in impaired commercial mortgage loans on real estate was nil and $14 million, respectively, with related allowances for commercial mortgage loan losses of nil and $4 million, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $3 million and $6 million, respectively. RiverSource Life recognized nil, nil, and $1 million of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:


(IN MILLIONS)                                                    2006             2005           2004

-------------------------------------------------------------------------------------------------------


BALANCE AT JANUARY 1                                             $41               $45           $ 47
Provision for commercial mortgage loan losses                     --                --              9
Foreclosures, write-offs and loan sales                           (4)               (4)           (11)
-------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                           $37               $41           $ 45
-------------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:


(IN MILLIONS)                                                     2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                       ON-BALANCE       FUNDING       ON-BALANCE       FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION                  SHEET       COMMITMENTS        SHEET       COMMITMENTS

-----------------------------------------------------------------------------------------------------------------


Atlantic                                                 $  859           $41           $  852           $ 22
North Central                                               739            22              843              6
Pacific                                                     397            15              364             27
Mountain                                                    298            13              352              9
South Central                                               337             1              308             22
New England                                                 197             2              164             21
-----------------------------------------------------------------------------------------------------------------
                                                          2,827            94            2,883            107
Less: allowance for loan losses                             (37)           --              (41)            --
-----------------------------------------------------------------------------------------------------------------
    Total                                                $2,790           $94           $2,842           $107
-----------------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    447

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:


(IN MILLIONS)                                                     2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                       ON-BALANCE       FUNDING       ON-BALANCE       FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE                SHEET       COMMITMENTS        SHEET       COMMITMENTS

-----------------------------------------------------------------------------------------------------------------


Office buildings                                         $  962           $ 4           $1,048           $ 36
Shopping centers and retail                                 718            71              704             37
Apartments                                                  470             2              454             11
Industrial buildings                                        458            12              454             12
Hotels and motels                                            89             4               92              6
Medical buildings                                            45            --               47              3
Mixed use                                                    44            --               39             --
Retirement homes                                             --            --                5             --
Other                                                        41             1               40              2
-----------------------------------------------------------------------------------------------------------------
                                                          2,827            94            2,883            107
Less: allowance for loan losses                             (37)           --              (41)            --
-----------------------------------------------------------------------------------------------------------------
    Total                                                $2,790           $94           $2,842           $107
-----------------------------------------------------------------------------------------------------------------


Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:


(IN MILLIONS)                                                          2006        2005        2004

-----------------------------------------------------------------------------------------------------


Income on fixed maturities                                            $1,408      $1,449      $1,451
Income on commercial mortgage loans on real estate                       181         197         221
Trading securities and other investments                                  89         164         138
-----------------------------------------------------------------------------------------------------
                                                                       1,678       1,810       1,810
Less: investment expenses                                                 17          21          35
-----------------------------------------------------------------------------------------------------
    Total                                                             $1,661      $1,789      $1,775
-----------------------------------------------------------------------------------------------------


Net realized investment gain for the years ended December 31 is summarized as follows:


(IN MILLIONS)                                                          2006        2005        2004

-----------------------------------------------------------------------------------------------------


Fixed maturities                                                       $50         $50         $31
Commercial mortgage loans on real estate                                 1          (2)         (3)
Trading securities and other investments                                --          --          (1)
-----------------------------------------------------------------------------------------------------
    Total                                                              $51         $48         $27
-----------------------------------------------------------------------------------------------------


5. VARIABLE INTEREST ENTITIES
During the years ended December 31, 2005 and 2004, RiverSource Life consolidated three secured loan trusts ("SLTs") which provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans and which were managed by an affiliate. One SLT was liquidated in 2004, resulting in a cumulative pretax charge of $24 million. An additional $4 million pretax charge was incurred in 2004 due to the expected liquidation of the two remaining SLTs in 2005. Those remaining SLTs were liquidated in 2005, resulting in a $14 million pretax gain for the year ended December 31, 2005. Consolidated results of operations for the year ended December 31, 2004 included non-cash charges related to the liquidated SLTs of $28 million that included a $24 million charge related to the complete liquidation of an SLT in 2004.

RiverSource Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2 million of CDO residual tranches managed by an affiliate where RiverSource Life is not the primary beneficiary. RiverSource Life's maximum exposure to loss as a result of its investment in the CDO residual tranches is represented by the carrying value.


 448    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS
The balances of and changes in DAC were as follows:


(IN MILLIONS)                                                          2006        2005        2004

-----------------------------------------------------------------------------------------------------


Balance, beginning of year                                            $4,036      $3,638      $3,336
Impact of SOP 03-1                                                        --          --          20
Capitalization of acquisition costs                                      687         633         534
Amortization, excluding impact of changes in assumptions                (409)       (383)       (341)
Amortization, impact of annual third quarter changes in DAC-
  related assumptions                                                     38          67          24
Amortization, impact of other quarter changes in DAC-related
  assumptions(a)                                                          15          --          56
Impact of changes in net unrealized securities losses                     44          81           9
-----------------------------------------------------------------------------------------------------
Balance, end of year                                                  $4,411      $4,036      $3,638
-----------------------------------------------------------------------------------------------------


   (a) Amount in 2004 was primarily related to a $66 million reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain annuity and life insurance products impacted by RiverSource Life's adoption of SOP 03-1 on January 1, 2004, partially offset by a $10 million increase in amortization expense due to a LTC DAC valuation system conversion.

The balances of and changes in DSIC were as follows:


(IN MILLIONS)                                                          2006        2005        2004

-----------------------------------------------------------------------------------------------------


Balance, beginning of year                                             $370        $303        $279
Impact of SOP 03-1                                                       --          --          (3)
Capitalization of sales inducements                                     126          94          71
Amortization                                                            (48)        (40)        (34)
Impact of changes in net unrealized securities losses (gains)             4          13         (10)
-----------------------------------------------------------------------------------------------------
Balance, end of year                                                   $452        $370        $303
-----------------------------------------------------------------------------------------------------


7. LINES OF CREDIT
RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2006.

Also, RiverSource Life has a collateral loan agreement with Ameriprise Financial aggregating up to $75 million. The interest rate for any borrowings is equal to the preceding month's effective new money rate for RiverSource Life's permanent investments. There were no amounts outstanding at December 31, 2006 and 2005.

8. VARIABLE ANNUITY GUARANTEES
The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in-force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    449

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities as of December 31:


-------------------------------------------------------------------------------------------------------
 VARIABLE ANNUITY GUARANTEES BY BENEFIT
TYPE(1)
 (IN MILLIONS, EXCEPT AGE)                                                           2006         2005

-------------------------------------------------------------------------------------------------------


 CONTRACTS WITH GMDB PROVIDING FOR
  RETURN OF PREMIUM:
                                         Total contract value                      $17,418      $ 9,107
                                         Contract value in separate accounts       $15,859      $ 7,410
                                         Net amount at risk(2)                     $    13      $    17
                                         Weighted average attained age                  61           60
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR SIX-
  YEAR RESET:
                                         Total contract value                      $23,544      $24,608
                                         Contract value in separate accounts       $20,058      $20,362
                                         Net amount at risk(2)                     $   227      $   763
                                         Weighted average attained age                  61           61
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR ONE-
  YEAR RATCHET:
                                         Total contract value                      $ 6,729      $ 5,129
                                         Contract value in separate accounts       $ 5,902      $ 4,211
                                         Net amount at risk(2)                     $    26      $    45
                                         Weighted average attained age                  61           61
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMDB PROVIDING FOR
  FIVE-YEAR RATCHET:
                                         Total contract value                      $   907      $   537
                                         Contract value in separate accounts       $   870      $   502
                                         Net amount at risk(2)                     $    --      $    --
                                         Weighted average attained age                  57           56
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH OTHER GMDB:
                                         Total contract value                      $   586      $   456
                                         Contract value in separate accounts       $   530      $   390
                                         Net amount at risk(2)                     $    11      $    16
                                         Weighted average attained age                  64           63
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GGU DEATH BENEFIT:
                                         Total contract value                      $   811      $   620
                                         Contract value in separate accounts       $   730      $   536
                                         Net amount at risk(2)                     $    62      $    35
                                         Weighted average attained age                  62           61
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMIB:
                                         Total contract value                      $   928      $   793
                                         Contract value in separate accounts       $   853      $   712
                                         Net amount at risk(2)                     $    14      $    16
                                         Weighted average attained age                  61           60
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMWB:
                                         Total contract value                      $ 4,791      $ 2,542
                                         Contract value in separate accounts       $ 4,761      $ 2,510
                                         Benefit amount in excess of account       $    --      $     1
                                         value
                                         Weighted average attained age                  61           60
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMWB FOR LIFE:
                                         Total contract value                      $ 2,396      $    --
                                         Contract value in separate accounts       $ 2,349      $    --
                                         Benefit amount in excess of account       $    --      $    --
                                         value
                                         Weighted average attained age                  63           --
-------------------------------------------------------------------------------------------------------
 CONTRACTS WITH GMWB:
                                         Total contract value                      $ 1,350      $   161
                                         Contract value in separate accounts       $ 1,340      $   161
                                         Benefit amount in excess of account       $    --      $     1
                                         value
                                         Weighted average attained age                  55           56



    (1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.
    (2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.


 450    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

 For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:


 (IN MILLIONS)                                               GMDB & GGU     GMIB     GMWB     GMAB

---------------------------------------------------------------------------------------------------


 Liability balance at January 1                                  $16         $ 4     $  9      $ 1
 Reported claims                                                   8          --       --       --
 Liability (asset) balance at December 31                         26           5      (12)      (5)
 Incurred claims (adjustments) (sum of reported and change
  in liability (assets))                                          18           1      (21)      (6)


 For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:


 (IN MILLIONS)                                               GMDB & GGU     GMIB     GMWB     GMAB

---------------------------------------------------------------------------------------------------


 Liability balance at January 1                                  $29         $ 3      $--      $--
 Reported claims                                                  12          --       --       --
 Liability balance at December 31                                 16           4        9        1
 Incurred claims (adjustments) (sum of reported and change
  in liability)                                                   (1)          1        9        1


The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES
Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:


(IN MILLIONS)                                                              2006             2005

-------------------------------------------------------------------------------------------------


Fixed annuities                                                          $16,841          $18,793
Equity indexed annuities accumulated host values                             267              296
Equity indexed annuities embedded derivative reserve                          50               38
Variable annuities, with fixed sub-accounts                                5,975            6,999
GMWB variable annuity guarantees                                             (12)               9
Other variable annuity guarantees                                             26               21
-------------------------------------------------------------------------------------------------
    Total annuities                                                       23,147           26,156
VUL/UL insurance contract fixed sub-account                                2,562            2,552
Other life, disability income and long term care insurance                 3,852            3,604
-------------------------------------------------------------------------------------------------
    Total future policy benefits                                          29,561           32,312
Policy claims and other policyholders' funds                                  93               90
-------------------------------------------------------------------------------------------------
    Total future policy benefits and policy claims and other
          policyholders' funds                                           $29,654          $32,402
-------------------------------------------------------------------------------------------------


Separate account liabilities as of December 31, consisted of the following:


(IN MILLIONS)                                                              2006             2005

-------------------------------------------------------------------------------------------------


Variable annuity contract reserves                                       $43,515          $33,155
VUL insurance contract reserves                                            5,772            4,775
-------------------------------------------------------------------------------------------------
    Total separate account liabilities                                   $49,287          $37,930
-------------------------------------------------------------------------------------------------


Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations are partially hedged with derivative instruments. These derivatives are cash flow hedges of interest credited on forecasted sales rather than a hedge of in-force risk. These derivatives consisted of interest rate swaptions with a notional value of $1.2 billion at both December 31, 2006 and 2005. The fair value of these swaptions was $2 million and $8 million at December 31, 2006 and 2005, respectively.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    451

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. The equity component of these annuities is considered an embedded derivative and is accounted for separately. The change in fair value of the embedded derivative reserve is reflected in interest credited to account values. As a means of economically hedging its obligation under the stock market return provision, RiverSource Life purchases and writes index options and enters into futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options and futures as of December 31 were as follows:


                                                                                            2005
                                                                    2006
-------------------------------------------------------------------------------------------------------
                                                             NOTIONAL      FAIR      NOTIONAL      FAIR
(IN MILLIONS)                                                 AMOUNT      VALUE       AMOUNT      VALUE

-------------------------------------------------------------------------------------------------------


Purchased options and futures                                  $271        $40         $ 358       $30
Written options                                                $(67)       $(1)        $(101)      $(1)


Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The GMWB and GMAB provisions are considered embedded derivatives and are accounted for separately. The changes in fair values of these embedded derivative reserves are reflected in death and other benefits for investment contracts and universal life-type insurance. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life does not currently hedge its risk under the GMAB, GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $2.5 billion at December 31, 2005 to $7.2 billion at December 31, 2006. As a means of economically hedging its obligation under the GMWB provisions, RiverSource Life purchases structured equity put options, enters into interest rate swaps and trades equity futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options, swaps and futures as of December 31, were as follows:


                                                                                            2005
                                                                    2006
-------------------------------------------------------------------------------------------------------
                                                             NOTIONAL      FAIR      NOTIONAL      FAIR
(IN MILLIONS)                                                 AMOUNT      VALUE       AMOUNT      VALUE

-------------------------------------------------------------------------------------------------------


Purchased options                                             $1,410       $171        $629        $95
Interest rate swaps                                           $  359       $ (1)       $ --        $--
Sold equity futures                                           $ (111)      $ --        $ --        $--


Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.


 452    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

10. INCOME TAXES
RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies. Provisions (benefits) for income taxes for the years ended December 31 were:


(IN MILLIONS)                                                        2006          2005          2004

-----------------------------------------------------------------------------------------------------


Current income tax:
  Federal                                                            $ 66          $ 56          $160
  State                                                                 3             4            (4)
-----------------------------------------------------------------------------------------------------
Total current income tax                                               69            60           156
Deferred federal income tax                                           123           122            70
-----------------------------------------------------------------------------------------------------
Income tax provision                                                 $192          $182          $226
-----------------------------------------------------------------------------------------------------


The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:


                                                                     2006          2005          2004

-----------------------------------------------------------------------------------------------------


Tax at U.S. statutory rate                                           35.0%         35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                            (6.5)         (9.4)         (4.0)
  State taxes, net of federal benefit                                 0.3           0.4          (0.3)
  Taxes applicable to prior years                                      --           3.2          (2.6)
  Other, net                                                         (0.5)         (0.8)          0.4
-----------------------------------------------------------------------------------------------------
Income tax provision                                                 28.3%         28.4%         28.5%
-----------------------------------------------------------------------------------------------------


Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:


(IN MILLIONS)                                                             2006              2005

--------------------------------------------------------------------------------------------------


Deferred income tax assets:
  Liabilities for future policy benefits                                 $1,146            $1,102
  Investment related                                                         75                70
  Net unrealized losses on Available-for Sale securities and
     derivatives                                                            115                71
  Other                                                                      45                62
--------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                          1,381             1,305

Deferred income tax liabilities:
  Deferred acquisition costs                                              1,253             1,154
  Deferred sales inducement costs                                           158               130
  Other                                                                      60                30
--------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                     1,471             1,314
--------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                      $   90            $    9
--------------------------------------------------------------------------------------------------


A portion of RiverSource Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life has made distributions of $1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life is liquidated. Deferred income taxes had not been previously established.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    453

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life has $156 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life has $45 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.

As a result of the Distribution, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive loss in the Consolidated Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:


(IN MILLIONS)                                                        2006           2005           2004

---------------------------------------------------------------------------------------------------------


Net unrealized securities losses                                     $41            $248           $19
Net unrealized derivative losses                                       1               6            12
---------------------------------------------------------------------------------------------------------
Net income tax benefit                                               $42            $254           $31
---------------------------------------------------------------------------------------------------------


11. STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $1.2 billion and $925 million as of December 31, 2006 and 2005, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. For 2007, dividends or distributions in excess of $469 million would be extraordinary.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:


(IN MILLIONS)                                                        2006           2005           2004

---------------------------------------------------------------------------------------------------------


Statutory net gain from operations                                  $  469         $  327         $  438
Statutory net income                                                   514            339            438
Statutory capital and surplus                                        3,258          2,942          2,277


12. RELATED PARTY TRANSACTIONS
Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life received $76 million from RiverSource Investments, LLC for administrative services RiverSource Life provided. For the year ended December 31, 2005, RiverSource Life received $56 million from Ameriprise Financial and $20 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life received $82 million from Ameriprise Financial for administrative services.


 454    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2006, 2005 and 2004.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $2 million in 2006, $1 million in 2005 and $1 million in 2004.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $3 million, $2 million and $2 million, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2006, 2005 and 2004 was approximately $1 million each year.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $755 million, $725 million and $601 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

RiverSource Life paid $300 million of dividends to Ameriprise Financial during 2006, comprised of $100 million of extraordinary cash dividends in each of the second and third quarters of 2006 and $100 million of ordinary cash dividends in the fourth quarter of 2006. Prior to the payment of the extraordinary cash dividends, RiverSource Life made the required advance notices to the Minnesota Department of Commerce, its primary state regulator, and received responses stating there were no objections to the payment of these dividends. The ordinary cash dividends paid in the fourth quarter 2006 did not require prior notification and response from the Minnesota Department of Commerce. RiverSource Life of NY paid ordinary dividends to RiverSource Life during the second quarter of 2006 of $23 million. In connection with the Separation, RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, RiverSource Life approved and paid dividends to Ameriprise Financial of $380 million.

Included in other liabilities at December 31, 2006 and 2005 are $1 million and $8 million, respectively, payable to Ameriprise Financial for federal income taxes.

13. REINSURANCE
At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $174.1 billion, $160.1 billion and $147.5 billion, respectively, of which $102.4 billion, $86.3 billion and $70.9 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:


(IN MILLIONS)                                                           2006        2005        2004

----------------------------------------------------------------------------------------------------


Direct premiums                                                        $ 561       $ 544       $ 508
Reinsurance assumed                                                        3           2           4
Reinsurance ceded                                                       (170)       (176)       (160)
----------------------------------------------------------------------------------------------------
Net premiums                                                           $ 394       $ 370       $ 352
----------------------------------------------------------------------------------------------------


Reinsurance recovered from reinsurers amounted to $115 million, $106 million and $73 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    455

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

14. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments enable the end users to manage exposure to credit and various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life enters into various derivative financial instruments as part of its ongoing risk management activities. RiverSource Life does not engage in any derivative instrument trading activities. Credit risk associated with RiverSource Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting agreements wherever practical. As of December 31, 2006 and 2005, the total net fair values, excluding accruals, of derivative product assets were $212 million and $133 million, respectively, and derivative liabilities were $7 million at both balance sheet dates. The net notional amount of derivatives as of December 31, 2006 was $3.1 billion, consisting of $3.2 billion purchased and $0.1 billion written.

Cash Flow Hedges
RiverSource Life uses interest rate products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed premium product sales. During 2006, 2005 and 2004, no amounts were reclassified into earnings from accumulated other comprehensive income. At December 31, 2006, RiverSource Life expects to reclassify approximately $1 million of net pretax losses on derivative instruments from accumulated other comprehensive income
(loss) to earnings during the next 12 months. Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 12 years and relates to forecasted fixed annuity sales. There were losses of $4 million for the year ended December 31, 2006, $2 million for the year ended December 31, 2005 and no gains or losses for the year ended December 31, 2004 on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

During 2006, 2005 and 2004, RiverSource Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:


(IN MILLIONS)                                                          2006       2005       2004

-------------------------------------------------------------------------------------------------


Holding losses, net of tax of $6, $11 and $11, respectively            $(10)      $(21)      $(21)
Reclassification of realized losses (gains), net of tax of $5, $5 and
  $1, respectively                                                        9         10         (2)
-------------------------------------------------------------------------------------------------
Net change in unrealized derivative losses                             $ (1)      $(11)      $(23)
-------------------------------------------------------------------------------------------------


Derivatives Not Designated as Hedges
RiverSource Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment. The fair value assets (liabilities) of these purchased and written derivatives for the years ended December 31 were as follows:


                                                                     2006                     2005
---------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                PURCHASED   WRITTEN      PURCHASED   WRITTEN

---------------------------------------------------------------------------------------------------------


Equity indexed annuities                                        $ 40       $(1)          $ 30       $(1)
GMWB                                                             170        --             95        --
---------------------------------------------------------------------------------------------------------
Total                                                           $210       $(1)          $125       $(1)
---------------------------------------------------------------------------------------------------------


Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings. Accordingly, there are no amounts on the balance sheet related to these contracts.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities. Additionally, certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. RiverSource Life economically hedges the exposure related to the GMWB provision using various equity futures, interest rate swaps and structured derivatives.


 456    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Embedded Derivatives
As noted above, certain annuity products have returns tied to the performance of equity markets. The equity component of the annuity product obligations are considered embedded derivatives. Additionally, certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The fair value of the embedded derivative is included as part of the equity indexed annuities. The changes in fair value of the equity indexed annuities are reflected in interest credited to account values and the changes in fair value of the GMWB and GMAB features are reflected in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded derivatives for equity indexed annuities and the fair value of the embedded options for GMWB and GMAB are recognized in future policy benefits in the Consolidated Balance Sheets. The total fair value of these instruments, excluding the host contract, was $33 million and $48 million at December 31, 2006 and 2005, respectively.

15. FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:


                                                                    2006                    2005
-------------------------------------------------------------------------------------------------------
                                                             CARRYING     FAIR       CARRYING     FAIR
(IN MILLIONS)                                                  VALUE     VALUE         VALUE     VALUE

-------------------------------------------------------------------------------------------------------


FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $75,336   $75,336       $66,718   $66,718
Commercial mortgage loans on real estate, net                   2,790     2,875         2,842     2,977
Other investments                                                 108       112           127       131

FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values approximate
  fair values                                                 $   (10)  $   (10)      $    32   $    32
Fixed annuity reserves                                         21,626    20,981        24,638    23,841
Separate account liabilities                                   43,516    41,623        33,154    31,743
-------------------------------------------------------------------------------------------------------


As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Other investments include RiverSource Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses. Fair values were based on quoted market prices.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $1.5 billion as of both December 31, 2006 and 2005. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $422 million and $496 million as of December 31, 2006 and 2005, respectively.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    457

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Fair values of separate account liabilities, excluding life insurance-related elements of $5.8 billion and $4.8 billion as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $2.3 billion and $2.0 billion as of December 31, 2006 and 2005, respectively.

16. COMMITMENTS AND CONTINGENCIES
At December 31, 2006 and 2005, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings (see Note 4).

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


 458    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                               S-6318-3 A (7/07)

Part C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          American Enterprise Variable Annuity Account (name subsequently changed to RiverSource Variable Annuity Account)
              Report of Independent Registered Public Accounting Firm dated March 31, 2007
              Statements of Assets and Liabilities for the year ended
              Dec. 31, 2006
              Statements of Operations for the year ended Dec. 31, 2005 Statements of Changes in Net Assets for the two years ended Dec. 31, 2006
              Notes to Financial Statements

          IDS Life Insurance Company (name subsequently changed to RiverSource Life Insurance Company)
              Report of Independent Registered Public Accounting Firm dated March 31, 2007
              Consolidated Statements of Assets and Liabilities the two years ended Dec. 31, 2006
              Consolidated Statements of Operations for the three years ended Dec. 31, 2006
              Consolidated Statements of Changes in Net Assets for the three years ended Dec. 31, 2005
              Notes to Consolidated Financial Statements

     (b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297 and is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 filed on or about April 24, 2003, is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or April 27, 2004 is incorporated by reference.

1.20 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit 1.20 to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 is incorporated by reference.

1.21 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

2.        Not applicable.

3.1 Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan 2, 2007, is incorporated by reference.

3.2       Not applicable.

4.1 Form of Deferred Annuity Contract Option L (form 271496), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.2 Form of Deferred Annuity Contract Option C (form 271491), filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.3 Form of Enhanced Death Benefit Rider (form 44213), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Guaranteed Minimum Income Benefit Rider (form 44214), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5       Not applicable.

4.6       Form of Roth IRA Endorsement (form 43094), filed electronically as
          Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.7 Form of SEP-IRA (form 43433), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.8       Form of TSA Endorsement (form 43413), filed electronically as Exhibit
          4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.9 Form of Benefit Protector(SM) Death Benefit Rider (form 271155), filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.10 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 271156), filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.11 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.12      Form of Roth IRA Endorsement (form 272109) filed electronically as
          Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.13 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.14 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.15 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.16 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.17 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.18 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base)(form 272873) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.19 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base and 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.20 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875) filed electronically as Exhibit
          4.17 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.21 Form of Deferred Variable Annuity Contract (form 272876 DPFCC) filed electronically as Exhibit 4.21 to Registrant's Post-Effective Amendment No. 5 filed on or about February 10, 2004 is incorporated by reference.

4.22 Form of Deferred Variable Annuity Contract (form 272876 DPFCL) filed electronically as Exhibit 4.22 to Registrant's Post-Effective Amendment No. 5 filed on or about February 10, 2004 is incorporated by reference.

4.23 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567) filed as Exhibit 4.22 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.24 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.25      Form of Annuity Endorsement (form 273566) filed electronically as
          Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.26 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life (SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28, 2006, is incorporated by reference.

4.27      Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as
          Exhibit 4.26 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 filed on or about August 25, 2006, is incorporated by reference.

4.28      Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as
          Exhibit 4.27 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 filed on or about August 25, 2006, is incorporated by reference.

4.29 Form of Variable Annuity Contract (form 271498) filed as Exhibit 4.29 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

4.30 Form of Fixed and Variable Annuity Contract (form 272876) filed electronically as Exhibit 4.35 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.31 Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed electronically as Exhibit 4.37 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.32 Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed electronically as Exhibit 4.38 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.33      Form of Contract Data Pages - RVSL (form 273954DPFCC) filed as Exhibit
          4.33 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.34      Form of Contract Data Pages - AEL (form 273954DPFCC) filed as Exhibit
          4.34 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.35      Form of Contract Data Pages - RVSL (form 273954DPFCL) filed as Exhibit
          4.35 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.36      Form of Contract Data Pages - AEL (form 273954DPFCL) filed as Exhibit
          4.37 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.37      Form of TSA Endorsement - RVSL (form 272865) filed electronically as
          Exhibit 4.30 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.38      Form of TSA Endorsement - AEL (form 272865) filed electronically as
          Exhibit 4.31 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.39 Form of 401 Plan Endorsement - RVSL (form 272866) filed electronically as Exhibit 4.32 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.40 Form of 401 Plan Endorsement - AEL (form 272866) filed electronically as Exhibit 4.33 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.41      Form of Unisex Endorsement (form 272867) filed electronically as
          Exhibit 4.34 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.42      Form of Pre-election endorsement (form 273566) filed electronically as
          Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.43      Form of MAV GMIB Rider -RVSL (form 273961) filed electronically as
          Exhibit 4.40 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.44      Form of MAV GMIB Rider - AEL (form 273961) filed electronically as
          Exhibit 4.41 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.45      Form of 5% GMIB Rider - RVSL (form 273962) filed electronically as
          Exhibit 4.42 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.46      Form of 5% GMIB Rider - AEL (form 273962) filed electronically as
          Exhibit 4.43 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.47 Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed electronically as Exhibit 4.44 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.48 Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed electronically as Exhibit 4.45 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.49 Form of Unisex Endorsement - RVSL (form 273964) filed electronically as Exhibit 4.46 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.50      Form of Unisex Endorsement - AEL (form 273964) filed electronically as
          Exhibit 4.47 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.51 Form of 5% Death Benefit Rider - RVSL (form 273965) filed electronically as Exhibit 4.48 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.52 Form of 5% Death Benefit Rider - AEL (form 273965) filed electronically as Exhibit 4.49 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.53 Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed electronically as Exhibit 4.50 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.54 Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed electronically as Exhibit 4.51 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.55 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-sg) filed electronically as Exhibit 4.51 to RiverSource Variable Annuity Account Post-Effective Amendment No. 1 to Registration Statement 333-139763 on or about Feb. 23, 2007, is incorporated herein by reference.

4.56 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed electronically as Exhibit 4.52 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement 333-139763 on or about Feb. 23, 2007, is incorporated herein by reference.

4.57 Form of Contract Data Pages - RVSL (form 273954DPBAC) filed electronically as Exhibit 4.57 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-139763 on or about May 18, 2007 is incorporated herein by reference.

4.58 Form of Contract Data Pages - RVSL (form 273954DPBA7) filed electronically as Exhibit 4.58 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-139763 on or about May 18, 2007 is incorporated herein by reference.

5         Not applicable.

5.1 Form of Variable Annuity Application - WF Advantage Choice et al (form 271492) filed as Exhibit 5.1 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.2 Form of Variable Annuity Application - FlexChoice (form 271493) filed as Exhibit 5.2 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.3 Form of Variable Annuity Application - EG Pathways (form 271850) filed as Exhibit 5.3 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.4 Form of Variable Annuity Application - EG Privilege (form 271851) filed as Exhibit 5.4 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.5 Form of Variable Annuity Application - WF Advantage Select et al (form 272880) filed electronically as Exhibit 5.14 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.6 Form of Variable Annuity Application - FlexChoice Select (form 272882) filed as Exhibit 5.6 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.7 Form of Variable Annuity Application - EG Pathways (form 272883) filed as Exhibit 5.7 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.8 Form of Variable Annuity Application - WF Advantage Select et al (form 273632) filed electronically as Exhibit 5.19 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.9 Form of Variable Annuity Application - FlexChoice Select (form 273634) filed as Exhibit 5.9 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.10 Form of Variable Annuity Application - EG Pathways Select (form 273636) filed as Exhibit 5.10 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.11 Form of Variable Annuity Application - AccessChoice Select (form 273639) filed as Exhibit 5.11 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.12 Form of Variable Annuity Application - WF Advantage Select et al - RVSL (form 273969) filed electronically as Exhibit 5.24 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.13 Form of Variable Annuity Application - WF Advantage Select et al - AEL (form 273969) filed electronically as Exhibit 5.24 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.14 Form of Variable Annuity Application - FlexChoice Select - RVSL (form 273970) filed as Exhibit 5.12 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.15 Form of Variable Annuity Application - FlexChoice Select - AEL (form 273970) filed as Exhibit 5.13 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.16 Form of Variable Annuity Application - AccessChoice Select et al - RVSL (form 273973) filed electronically as Exhibit 5.27 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.17 Form of Variable Annuity Application - AccessChoice Select et al - AEL (form 273973) filed electronically as Exhibit 5.27 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.18 Form of Variable Annuity Application - Endeavor Plus - RVSL (form 274752) filed electronically as Exhibit 5.18 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-139759 on or about May 18, 2007 is incorporated by reference herein.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1)to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.        Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.3(a) Copy of Participation Agreement among Variable Insurance Products Fund, and Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

   (b) Copy of Participation Agreement among Variable Insurance Products Fund III, and Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

   (c) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
          Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139760, filed on or about April 24, 2007, is incorporated by reference.

8.6 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.7 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.8       Not applicable.

8.9 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as
          Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.10 Copy of Participation Agreement by and among Wells Fargo Variable Trust, RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated Oct. 31, 2005, filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139762, filed on or about April 24, 2007, is incorporated by reference.

8.11 Copy of Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and American Enterprise Life Insurance Company dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28, 2006, is incorporated by reference.

8.12 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as
          Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.13 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.17 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature Select Variable Annuity and RiverSource Signature Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

8.14 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit
          8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.15 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.16 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to
          Registration Statement No. 333-139761 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource(R) FlexChoice Select Variable Annuity filed electronically as Exhibit 10.1 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139759 is incorporated by reference.

10.2 Consent of Independent Registered Public Accounting Firm for RiverSource(R) FlexChoice Variable Annuity filed electronically as
          Exhibit 10.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139759 is incorporated by reference.

10.3 Consent of Independent Registered Public Accounting Firm for RiverSource(R) AccessChoice Select Variable Annuity filed electronically as Exhibit 10.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139759 is incorporated by reference.

10.4 Consent of Independent Registered Public Accounting Firm for Evergreen Pathways Variable Annuity filed electronically as Exhibit
          10.4 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139759 is incorporated by reference.

10.5 Consent of Independent Registered Public Accounting Firm for Evergreen Pathways Select Variable Annuity filed electronically as
          Exhibit 10.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139759 is incorporated by reference.

10.6 Consent of Independent Registered Public Accounting Firm for Wells Fargo Advantage Choice(SM) Variable Annuity filed electronically as
          Exhibit 10.6 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139759 is incorporated by reference.

10.7 Consent of Independent Registered Public Accounting Firm for Wells Fargo Advantage Choice(SM) Select Variable Annuity filed electronically as Exhibit 10.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139759 is incorporated by reference.

10.8 Consent of Independent Registered Public Accounting Firm for Evergreen Privilege(SM) Variable Annuity filed electronically as
          Exhibit 10.8 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139759 is incorporated by reference.

10.9 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Endeavor Plus(SM) Variable Annuity is filed electronically herewith.

11.       None.

12.       Not applicable.

13.1 Power of Attorney to sign Amendment to this Registration Statement, dated Jan. 2, 2007 filed as Exhibit 13.1 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139763, on or about April 24, 2007, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance
---------------------------------------------------------------------------
Company
-------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Kent M. Bergene                                        Vice President - Affiliated Investments

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Pat H. Carey                                           Vice President-Fund Relations

Charles R. Caswell                                     Reinsurance Officer

Mark Gorham                                            Illustration Actuary

Jim Hamalainen                                         Vice President - Investments

Timothy J. Masek                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas R. Moore                                        Secretary

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Julie A. Ruether                                       Chief Compliance Officer - Separate Accounts
                                                       and Assistant Secretary

Bruce H. Saul                                          Assistant General Counsel and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England

Item 27. Number of Contract owners

          As of June 30, 2007 there were 61,445 nonqualified and qualified contracts of contract owners.

Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 29(c)

Ameriprise Financial Services, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                           NET UNDERWRITING
NAME OF PRINCIPAL            DISCOUNTS AND    COMPENSATION ON    BROKERAGE
UNDERWRITER                   COMMISSIONS       REDEMPTION      COMMISSIONS   COMPENSATION
-----------------          ----------------   ---------------   -----------   ------------
Ameriprise                    $290,026,122    None              None          None
Financial Services, Inc.

Item 30. Location of Accounts and Records

          RiverSource Life Insurance Company
          829 Ameriprise Financial Center
          Minneapolis, MN 55474

Item 31. Management Services

          Not applicable.

Item 32. Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

          (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

          (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. Avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) - (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 26th day of July, 2007.

                                        RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                                                    (Registrant)

                                        By RiverSource Life Insurance Company
                                                      (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of July, 2007.

Signature                               Title
---------                               -----


/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
-------------------------------------
Timothy V. Bechtold


/s/ Brian J. McGrane*                   Director, Executive Vice President and
-------------------------------------   Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                    Director, Vice President and Chief
-------------------------------------   Actuary
Kevin E. Palmer


/s/ Mark E. Schwarzmann*                Director, Chairman of the Board and
-------------------------------------   Chief Executive Officer (Chief Executive
Mark E. Schwarzmann                     Officer)


/s/ Bridget M. Sperl*                   Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------
David K. Stewart

* Signed pursuant to Power of Attorney dated Jan. 2, 2007 filed electronically as Exhibit 13.1, to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139763, on or about Apr. 24, 2007 is incorporated herein by reference, by:


/s/ Rodney J. Vessels
-------------------------------------
Rodney J. Vessels
Assistant General Counsel

CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 4 TO REGISTRATION STATEMENT NO. 333-139759

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus for:

          RiverSource(R) Endeavor Plus(SM) Variable Annuity

Part B.

     The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated July 30, 2007.

Part C.

     Other Information.

     The signatures.

     Exhibits.

                                  EXHIBIT INDEX

9.        Opinion of Counsel and Consent

10.9 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Endeavor Select(SM) Variable Annuity.